--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                                     ANNUAL
                                     REPORT

                          YEAR ENDED NOVEMBER 30, 2001

                 ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Performance Charts....................................................         1

Management's Discussion and Analysis..................................         9

Schedules of Investments
    U.S. Large Company Portfolio......................................        19
    Enhanced U.S. Large Company Portfolio.............................        19
    U.S. Large Cap Value Portfolio....................................        19
    U.S. Small XM Value Portfolio.....................................        19
    U.S. Small Cap Value Portfolio....................................        20
    U.S. Small Cap Portfolio..........................................        20
    U.S. Micro Cap Portfolio..........................................        20
    DFA Real Estate Securities Portfolio..............................        21
    Large Cap International Portfolio.................................        23
    International Small Company Portfolio.............................        34
    Japanese Small Company Portfolio..................................        34
    Pacific Rim Small Company Portfolio...............................        35
    United Kingdom Small Company Portfolio............................        35
    Continental Small Company Portfolio...............................        35
    DFA International Small Cap Value Portfolio.......................        36
    Emerging Markets Portfolio........................................        57
    Emerging Markets Small Cap Portfolio..............................        57
    DFA One-Year Fixed Income Portfolio...............................        57
    DFA Two-Year Global Fixed Income Portfolio........................        57
    DFA Five-Year Government Portfolio................................        58
    DFA Five-Year Global Fixed Income Portfolio.......................        59
    DFA Intermediate Government Fixed Income Portfolio................        61

Statements of Assets and Liabilities..................................        62

Statements of Operations..............................................        65

Statements of Changes in Net Assets...................................        71

Financial Highlights..................................................        77

Notes to Financial Statements.........................................        88

Report of Independent Certified Public Accountants....................        96

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                        --------
Performance Chart.....................................................        97

Management's Discussion and Analysis..................................        98

Statement of Assets and Liabilities...................................        99

Statement of Operations...............................................       100

Statements of Changes in Net Assets...................................       101

Financial Highlights..................................................       102

Notes to Financial Statements.........................................       103

Report of Independent Certified Public Accountants....................       105

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                        PAGE
                                                                        ----
Performance Charts....................................................  106

Schedules of Investments
    The U.S. Large Company Series.....................................  112
    The Enhanced U.S. Large Company Series............................  117
    The U.S. Large Cap Value Series...................................  119
    The U.S. Small XM Value Series....................................  121
    The U.S. Small Cap Value Series...................................  127
    The U.S. Small Cap Series.........................................  145
    The U.S. Micro Cap Series.........................................  177
    The DFA International Value Series................................  203
    The Japanese Small Company Series.................................  209
    The Pacific Rim Small Company Series..............................  218
    The United Kingdom Small Company Series...........................  228
    The Continental Small Company Series..............................  234
    The Emerging Markets Series.......................................  246
    The Emerging Markets Small Cap Series.............................  252
    The DFA One-Year Fixed Income Series..............................  261
    The DFA Two-Year Global Fixed Income Series.......................  262

Statements of Assets and Liabilities..................................  264

Statements of Operations..............................................  266

Statements of Changes in Net Assets...................................  270

Financial Highlights..................................................  274

Notes to Financial Statements.........................................  282

Report of Independent Certified Public Accountants....................  289

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
DECEMBER 1991-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. LARGE COMPANY PORTFOLIO  S&P 500 INDEX
                              $10,000        $10,000
Dec-91                        $11,140        $11,143
Jan. 92                       $10,936        $10,936
Feb. 92                       $11,077        $11,076
Mar. 92                       $10,865        $10,859
Apr. 92                       $11,175        $11,175
May 92                        $11,238        $11,235
Jun. 92                       $11,068        $11,072
Jul. 92                       $11,506        $11,518
Aug. 92                       $11,274        $11,286
Sep. 92                       $11,399        $11,415
Oct. 92                       $11,436        $11,456
Nov. 92                       $11,823        $11,843
Dec. 92                       $11,955        $11,998
Jan. 93                       $12,045        $12,085
Feb. 93                       $12,200        $12,248
Mar. 93                       $12,453        $12,512
Apr. 93                       $12,143        $12,205
May 93                        $12,463        $12,535
Jun. 93                       $12,491        $12,576
Jul. 93                       $12,436        $12,517
Aug. 93                       $12,896        $12,994
Sep. 93                       $12,805        $12,898
Oct. 93                       $13,064        $13,160
Nov. 93                       $12,942        $13,036
Dec. 93                       $13,104        $13,196
Jan. 94                       $13,527        $13,638
Feb. 94                       $13,161        $13,270
Mar. 94                       $12,595        $12,693
Apr. 94                       $12,765        $12,858
May 94                        $12,962        $13,067
Jun. 94                       $12,649        $12,745
Jul. 94                       $13,057        $13,167
Aug. 94                       $13,589        $13,702
Sep. 94                       $13,274        $13,372
Oct. 94                       $13,560        $13,678
Nov. 94                       $13,077        $13,176
Dec. 94                       $13,272        $13,369
Jan. 95                       $13,611        $13,716
Feb. 95                       $14,142        $14,249
Mar. 95                       $14,550        $14,670
Apr. 95                       $14,966        $15,097
May 95                        $15,568        $15,694
Jun. 95                       $15,929        $16,062
Jul. 95                       $16,455        $16,597
Aug. 95                       $16,485        $16,642
Sep. 95                       $17,188        $17,339
Oct. 95                       $17,120        $17,279
Nov. 95                       $17,856        $18,039
Dec. 95                       $18,193        $18,373
Jan. 96                       $18,817        $19,005
Feb. 96                       $18,975        $19,187
Mar. 96                       $19,161        $19,371
Apr. 96                       $19,439        $19,656
May 96                        $19,925        $20,163
Jun. 96                       $20,005        $20,246
Jul. 96                       $19,115        $19,345
Aug. 96                       $19,524        $19,755
Sep. 96                       $20,609        $20,865
Oct. 96                       $21,170        $21,437
Nov. 96                       $22,762        $23,064
Dec. 96                       $22,309        $22,612
Jan. 97                       $23,699        $24,016
Feb. 97                       $23,881        $24,211
Mar. 97                       $22,895        $23,204
Apr. 97                       $24,259        $24,589
May 97                        $25,725        $26,099
Jun. 97                       $26,872        $27,263
Jul. 97                       $29,008        $29,427
Aug. 97                       $27,393        $27,791
Sep. 97                       $28,885        $29,314
Oct. 97                       $27,921        $28,335
Nov. 97                       $29,191        $29,647
Dec. 97                       $29,687        $30,157
Jan. 98                       $30,029        $30,491
Feb. 98                       $32,188        $32,690
Mar. 98                       $33,820        $34,364
Apr. 98                       $34,161        $34,711
May 98                        $33,570        $34,114
Jun. 98                       $34,930        $35,499
Jul. 98                       $34,556        $35,122
Aug. 98                       $29,580        $30,044
Sep. 98                       $31,461        $31,969
Oct. 98                       $33,994        $34,569
Nov. 98                       $36,068        $36,663
Dec. 98                       $38,199        $38,775
Jan. 99                       $39,754        $40,396
Feb. 99                       $38,514        $39,140
Mar. 99                       $40,050        $40,705
Apr. 99                       $41,576        $42,281
May 99                        $40,595        $41,283
Jun. 99                       $42,836        $43,574
Jul. 99                       $41,491        $42,215
Aug. 99                       $41,279        $42,003
Sep. 99                       $40,144        $40,853
Oct. 99                       $42,689        $43,439
Nov. 99                       $43,547        $44,320
Dec. 99                       $46,138        $46,931
Jan. 00                       $43,817        $44,575
Feb. 00                       $42,985        $43,732
Mar. 00                       $47,167        $48,009
Apr. 00                       $45,719        $46,564
May 00                        $44,777        $45,610
Jun. 00                       $45,803        $46,732
Jul. 00                       $45,148        $46,003
Aug. 00                       $47,952        $48,860
Sep. 00                       $45,420        $46,280
Oct. 00                       $45,215        $46,085
Nov. 00                       $41,661        $42,454
Dec. 00                       $41,870        $42,662
Jan. 01                       $43,352        $44,176
Feb. 01                       $39,398        $40,147
Mar. 01                       $36,896        $37,602
Apr. 01                       $39,752        $40,524
May 01                        $39,991        $40,795
Jun. 01                       $39,015        $39,804
Jul. 01                       $38,637        $39,414
Aug. 01                       $36,206        $36,947
Sep. 01                       $33,274        $33,961
Oct. 01                       $33,906        $34,610
Nov. 01                       $36,500        $37,265

    ANNUALIZED                      ONE              FIVE          TEN
    TOTAL RETURN (%)                YEAR            YEARS         YEARS
    ---------------------------------------------------------------------
                                   -12.39            9.90         13.82

- THE PORTFOLIO PROVIDES ACCESS TO U.S. LARGE COMPANIES BY INVESTING IN THE U.S. LARGE COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS PRIMARILY IN THE SECURITIES COMPRISING THE S&P 500 INDEX.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
AUGUST 1996-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         ENHANCED U.S. LARGE COMPANY PORTFOLIO  S&P 500 INDEX
                                       $10,000        $10,000
Aug. 96                                $10,203        $10,212
Sep. 96                                $10,802        $10,786
Oct. 96                                $11,167        $11,081
Nov. 96                                $12,010        $11,923
Dec. 96                                $11,709        $11,689
Jan. 97                                $12,455        $12,415
Feb. 97                                $12,553        $12,515
Mar. 97                                $11,947        $11,995
Apr. 97                                $12,697        $12,711
May 97                                 $13,525        $13,491
Jun. 97                                $14,105        $14,093
Jul. 97                                $15,242        $15,212
Aug. 97                                $14,407        $14,366
Sep. 97                                $15,156        $15,153
Oct. 97                                $14,730        $14,647
Nov. 97                                $15,279        $15,325
Dec. 97                                $15,540        $15,589
Jan. 98                                $15,811        $15,762
Feb. 98                                $16,881        $16,898
Mar. 98                                $17,735        $17,764
Apr. 98                                $17,931        $17,943
May 98                                 $17,567        $17,634
Jun. 98                                $18,311        $18,350
Jul. 98                                $18,075        $18,156
Aug. 98                                $15,440        $15,531
Sep. 98                                $16,519        $16,526
Oct. 98                                $17,884        $17,870
Nov. 98                                $18,903        $18,953
Dec. 98                                $20,132        $20,044
Jan. 99                                $20,864        $20,882
Feb. 99                                $20,176        $20,233
Mar. 99                                $21,025        $21,042
Apr. 99                                $21,820        $21,856
May 99                                 $21,218        $21,340
Jun. 99                                $22,451        $22,525
Jul. 99                                $21,683        $21,822
Aug. 99                                $21,563        $21,713
Sep. 99                                $21,044        $21,118
Oct. 99                                $22,382        $22,455
Nov. 99                                $22,743        $22,911
Dec. 99                                $24,032        $24,260
Jan. 00                                $22,766        $23,042
Feb. 00                                $22,415        $22,607
Mar. 00                                $24,565        $24,818
Apr. 00                                $23,786        $24,071
May 00                                 $23,236        $23,577
Jun. 00                                $23,752        $24,157
Jul. 00                                $23,394        $23,780
Aug. 00                                $24,884        $25,257
Sep. 00                                $23,572        $23,924
Oct. 00                                $23,464        $23,823
Nov. 00                                $21,645        $21,946
Dec. 00                                $21,713        $22,053
Jan. 01                                $22,481        $22,836
Feb. 01                                $20,422        $20,754
Mar. 01                                $19,101        $19,438
Apr. 01                                $20,568        $20,948
May. 01                                $20,693        $21,088
Jun. 01                                $20,145        $20,576
Jul. 01                                $19,996        $20,374
Aug. 01                                $18,768        $19,099
Sep. 01                                $17,355        $17,556
Oct. 01                                $17,740        $17,891
Nov. 01                                $19,067        $19,263

    ANNUALIZED                   ONE           FIVE            FROM
    TOTAL RETURN (%)             YEAR          YEARS        AUGUST 1996
    -------------------------------------------------------------------
                                -11.91         9.68            12.86

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS BY INVESTING IN THE ENHANCED U.S. LARGE COMPANY SERIES WHICH IN TURN INVESTS IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

Past performance is not predictive of future performance.

Performance periods less than one-, five- or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. LARGE CAP VALUE PORTFOLIO  RUSSELL 1000 VALUE INDEX
                                $10,000                   $10,000
Apr. 93                          $9,971                    $9,872
May 93                          $10,079                   $10,070
Jun. 93                         $10,284                   $10,292
Jul. 93                         $10,431                   $10,407
Aug. 93                         $10,686                   $10,783
Sep. 93                         $10,500                   $10,800
Oct. 93                         $10,627                   $10,793
Nov. 93                         $10,519                   $10,570
Dec. 93                         $10,777                   $10,771
Jan. 94                         $11,077                   $11,178
Feb. 94                         $10,579                   $10,796
Mar. 94                         $10,150                   $10,394
Apr. 94                         $10,309                   $10,594
May 94                          $10,239                   $10,716
Jun. 94                         $10,026                   $10,460
Jul. 94                         $10,460                   $10,785
Aug. 94                         $10,764                   $11,095
Sep. 94                         $10,450                   $10,726
Oct. 94                         $10,653                   $10,875
Nov. 94                         $10,175                   $10,436
Dec. 94                         $10,288                   $10,556
Jan. 95                         $10,525                   $10,881
Feb. 95                         $11,121                   $11,311
Mar. 95                         $11,296                   $11,559
Apr. 95                         $11,699                   $11,924
May 95                          $12,309                   $12,426
Jun. 95                         $12,578                   $12,595
Jul. 95                         $13,129                   $13,033
Aug. 95                         $13,514                   $13,217
Sep. 95                         $13,981                   $13,695
Oct. 95                         $13,407                   $13,560
Nov. 95                         $14,141                   $14,247
Dec. 95                         $14,235                   $14,605
Jan. 96                         $14,641                   $15,060
Feb. 96                         $14,854                   $15,175
Mar. 96                         $15,367                   $15,433
Apr. 96                         $15,623                   $15,492
May 96                          $15,880                   $15,685
Jun. 96                         $15,414                   $15,698
Jul. 96                         $14,725                   $15,104
Aug. 96                         $15,317                   $15,536
Sep. 96                         $15,614                   $16,155
Oct. 96                         $16,122                   $16,780
Nov. 96                         $17,289                   $17,996
Dec. 96                         $17,113                   $17,766
Jan. 97                         $17,725                   $18,628
Feb. 97                         $18,071                   $18,902
Mar. 97                         $17,243                   $18,221
Apr. 97                         $17,812                   $18,986
May 97                          $19,186                   $20,048
Jun. 97                         $19,775                   $20,908
Jul. 97                         $21,758                   $22,480
Aug. 97                         $21,434                   $21,680
Sep. 97                         $22,561                   $22,989
Oct. 97                         $21,404                   $22,348
Nov. 97                         $21,629                   $23,336
Dec. 97                         $21,927                   $24,017
Jan. 98                         $22,212                   $23,678
Feb. 98                         $24,154                   $25,272
Mar. 98                         $25,499                   $26,819
Apr. 98                         $25,642                   $26,998
May 98                          $25,416                   $26,599
Jun. 98                         $25,355                   $26,939
Jul. 98                         $24,475                   $26,465
Aug. 98                         $20,011                   $22,527
Sep. 98                         $21,026                   $23,820
Oct. 98                         $22,748                   $25,666
Nov. 98                         $24,158                   $26,862
Dec. 98                         $24,554                   $27,775
Jan. 99                         $25,025                   $27,998
Feb. 99                         $24,380                   $27,603
Mar. 99                         $25,170                   $28,174
Apr. 99                         $27,848                   $30,806
May 99                          $27,812                   $30,467
Jun. 99                         $28,282                   $31,350
Jul. 99                         $27,105                   $30,432
Aug. 99                         $26,129                   $29,303
Sep. 99                         $24,721                   $28,280
Oct. 99                         $25,663                   $29,909
Nov. 99                         $25,247                   $29,676
Dec. 99                         $25,732                   $29,818
Jan. 00                         $23,918                   $28,846
Feb. 00                         $21,770                   $26,703
Mar. 00                         $24,848                   $29,961
Apr. 00                         $25,591                   $29,613
May 00                          $25,535                   $29,924
Jun. 00                         $23,758                   $28,556
Jul. 00                         $24,798                   $28,913
Aug. 00                         $26,246                   $30,521
Sep. 00                         $25,824                   $30,802
Oct. 00                         $26,841                   $31,560
Nov. 00                         $25,964                   $30,389
Dec. 00                         $28,360                   $31,911
Jan. 01                         $29,753                   $32,032
Feb. 01                         $29,735                   $31,142
Mar. 01                         $28,816                   $30,043
Apr. 01                         $30,533                   $31,515
May 01                          $31,410                   $32,224
Jun. 01                         $31,039                   $31,508
Jul. 01                         $30,989                   $31,442
Aug. 01                         $29,620                   $30,181
Sep. 01                         $26,320                   $28,057
Oct. 01                         $26,304                   $27,815
Nov. 01                         $28,779                   $29,431

    ANNUALIZED                   ONE           FIVE            FROM
    TOTAL RETURN (%)             YEAR          YEARS        APRIL 1993
    ------------------------------------------------------------------
                                10.85          10.73          12.97

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. LARGE CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $10 BILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF APPROXIMATELY 1.0 OF PUBLICLY TRADED U.S. COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
U.S. SMALL XM VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
MARCH 2000-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. SMALL XM VALUE PORTFOLIO  RUSSELL 2000 VALUE INDEX
                               $10,000                   $10,000
Mar. 00                        $10,976                   $10,047
Apr. 00                        $11,086                   $10,106
May 00                         $10,936                    $9,952
Jun. 00                        $10,667                   $10,242
Jul. 00                        $10,936                   $10,583
Aug. 00                        $11,533                   $11,056
Sep. 00                        $11,374                   $10,993
Oct. 00                        $11,394                   $10,954
Nov. 00                        $11,016                   $10,730
Dec. 00                        $12,326                   $11,883
Jan. 01                        $13,100                   $12,211
Feb. 01                        $13,079                   $12,194
Mar. 01                        $12,598                   $11,999
Apr. 01                        $13,445                   $12,554
May 01                         $13,927                   $12,877
Jun. 01                        $14,398                   $13,394
Jul. 01                        $14,408                   $13,094
Aug. 01                        $14,272                   $13,048
Sep. 01                        $12,127                   $11,608
Oct. 01                        $12,482                   $11,911
Nov. 01                        $13,633                   $12,767

    ANNUALIZED                   ONE            FROM
    TOTAL RETURN (%)             YEAR        MARCH 2000
    ---------------------------------------------------
                                23.76          19.38

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. SMALL XM VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $1.1 BILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF APPROXIMATELY 1.1 OF PUBLICLY TRADED U.S. COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. SMALL CAP VALUE PORTFOLIO  RUSSELL 2000 VALUE INDEX
                                $10,000                   $10,000
Apr. 93                          $9,788                    $9,760
May 93                          $10,050                   $10,067
Jun. 93                         $10,050                   $10,162
Jul. 93                         $10,353                   $10,337
Aug. 93                         $10,685                   $10,741
Sep. 93                         $11,058                   $10,999
Oct. 93                         $11,431                   $11,251
Nov. 93                         $11,228                   $10,964
Dec. 93                         $11,453                   $11,286
Jan. 94                         $12,044                   $11,688
Feb. 94                         $12,003                   $11,654
Mar. 94                         $11,606                   $11,133
Apr. 94                         $11,687                   $11,242
May 94                          $11,717                   $11,226
Jun. 94                         $11,503                   $10,936
Jul. 94                         $11,696                   $11,138
Aug. 94                         $12,094                   $11,576
Sep. 94                         $12,053                   $11,453
Oct. 94                         $11,879                   $11,243
Nov. 94                         $11,472                   $10,789
Dec. 94                         $11,591                   $11,113
Jan. 95                         $11,705                   $11,060
Feb. 95                         $12,118                   $11,469
Mar. 95                         $12,262                   $11,525
Apr. 95                         $12,696                   $11,867
May 95                          $13,046                   $12,121
Jun. 95                         $13,563                   $12,536
Jul. 95                         $14,295                   $12,993
Aug. 95                         $14,750                   $13,379
Sep. 95                         $14,936                   $13,579
Oct. 95                         $14,203                   $13,037
Nov. 95                         $14,731                   $13,554
Dec. 95                         $14,986                   $13,974
Jan. 96                         $14,933                   $14,067
Feb. 96                         $15,260                   $14,288
Mar. 96                         $15,682                   $14,588
Apr. 96                         $16,494                   $14,986
May 96                          $17,137                   $15,365
Jun. 96                         $16,779                   $15,184
Jul. 96                         $15,735                   $14,376
Aug. 96                         $16,453                   $15,000
Sep. 96                         $17,001                   $15,409
Oct. 96                         $17,126                   $15,588
Nov. 96                         $17,938                   $16,427
Dec. 96                         $18,331                   $16,961
Jan. 97                         $18,797                   $17,222
Feb. 97                         $18,797                   $17,385
Mar. 97                         $18,299                   $16,919
Apr. 97                         $18,224                   $17,168
May 97                          $19,948                   $18,535
Jun. 97                         $21,194                   $19,473
Jul. 97                         $22,462                   $20,290
Aug. 97                         $23,252                   $20,613
Sep. 97                         $25,040                   $21,984
Oct. 97                         $24,152                   $21,386
Nov. 97                         $23,946                   $21,621
Dec. 97                         $23,968                   $22,354
Jan. 98                         $23,673                   $21,949
Feb. 98                         $25,458                   $23,277
Mar. 98                         $26,494                   $24,222
Apr. 98                         $27,005                   $24,341
May 98                          $25,971                   $23,479
Jun. 98                         $25,459                   $23,346
Jul. 98                         $23,583                   $21,518
Aug. 98                         $19,237                   $18,148
Sep. 98                         $19,783                   $19,173
Oct. 98                         $20,626                   $19,743
Nov. 98                         $21,719                   $20,278
Dec. 98                         $22,223                   $20,915
Jan. 99                         $22,570                   $20,440
Feb. 99                         $20,710                   $19,044
Mar. 99                         $20,312                   $18,888
Apr. 99                         $22,482                   $20,612
May 99                          $23,536                   $21,245
Jun. 99                         $24,974                   $22,014
Jul. 99                         $24,862                   $21,492
Aug. 99                         $24,180                   $20,706
Sep. 99                         $23,535                   $20,291
Oct. 99                         $22,730                   $19,886
Nov. 99                         $23,760                   $19,989
Dec. 99                         $25,121                   $20,603
Jan. 00                         $24,933                   $20,065
Feb. 00                         $27,246                   $21,291
Mar. 00                         $27,328                   $21,391
Apr. 00                         $26,369                   $21,517
May 00                          $25,272                   $21,188
Jun. 00                         $26,530                   $21,807
Jul. 00                         $26,504                   $22,533
Aug. 00                         $28,465                   $23,540
Sep. 00                         $27,939                   $23,406
Oct. 00                         $26,882                   $23,322
Nov. 00                         $25,420                   $22,846
Dec. 00                         $27,385                   $25,300
Jan. 01                         $30,208                   $25,998
Feb. 01                         $29,628                   $25,961
Mar. 01                         $28,900                   $25,546
Apr. 01                         $30,668                   $26,729
May 01                          $32,557                   $27,416
Jun. 01                         $33,775                   $28,518
Jul. 01                         $33,224                   $27,879
Aug. 01                         $32,779                   $27,781
Sep. 01                         $28,007                   $24,714
Oct. 01                         $29,107                   $25,359
Nov. 01                         $31,381                   $27,183

    ANNUALIZED                  ONE         FIVE           FROM
    TOTAL RETURN (%)           YEAR        YEARS        APRIL 1993
    --------------------------------------------------------------
                               23.45       11.83          14.11

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. SMALL CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $450 MILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF 1.1 OF PUBLICLY TRADED U.S. COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
APRIL 1992-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. SMALL CAP PORTFOLIO  RUSSELL 2000 INDEX
                          $10,000             $10,000
Apr. 92                    $9,588              $9,649
May 92                     $9,567              $9,777
Jun. 92                    $9,103              $9,318
Jul. 92                    $9,505              $9,642
Aug. 92                    $9,309              $9,369
Sep. 92                    $9,464              $9,585
Oct. 92                    $9,763              $9,888
Nov. 92                   $10,670             $10,645
Dec. 92                   $11,079             $11,015
Jan. 93                   $11,454             $11,388
Feb. 93                   $11,193             $11,125
Mar. 93                   $11,454             $11,485
Apr. 93                   $11,099             $11,169
May 93                    $11,547             $11,663
Jun. 93                   $11,495             $11,735
Jul. 93                   $11,579             $11,897
Aug. 93                   $11,975             $12,411
Sep. 93                   $12,288             $12,761
Oct. 93                   $12,548             $13,090
Nov. 93                   $12,240             $12,664
Dec. 93                   $12,592             $13,097
Jan. 94                   $12,970             $13,507
Feb. 94                   $12,873             $13,458
Mar. 94                   $12,247             $12,749
Apr. 94                   $12,269             $12,824
May 94                    $12,204             $12,680
Jun. 94                   $11,848             $12,253
Jul. 94                   $12,021             $12,454
Aug. 94                   $12,593             $13,148
Sep. 94                   $12,657             $13,103
Oct. 94                   $12,700             $13,051
Nov. 94                   $12,267             $12,523
Dec. 94                   $12,423             $12,859
Jan. 95                   $12,496             $12,697
Feb. 95                   $12,908             $13,225
Mar. 95                   $13,151             $13,451
Apr. 95                   $13,576             $13,750
May 95                    $13,854             $13,986
Jun. 95                   $14,557             $14,712
Jul. 95                   $15,453             $15,560
Aug. 95                   $15,889             $15,882
Sep. 95                   $16,180             $16,166
Oct. 95                   $15,343             $15,443
Nov. 95                   $15,794             $16,092
Dec. 95                   $16,172             $16,517
Jan. 96                   $16,211             $16,499
Feb. 96                   $16,752             $17,014
Mar. 96                   $17,114             $17,366
Apr. 96                   $18,250             $18,295
May 96                    $19,192             $19,016
Jun. 96                   $18,315             $18,234
Jul. 96                   $16,791             $16,642
Aug. 96                   $17,772             $17,609
Sep. 96                   $18,326             $18,298
Oct. 96                   $18,055             $18,016
Nov. 96                   $18,752             $18,758
Dec. 96                   $19,030             $19,250
Jan. 97                   $19,659             $19,635
Feb. 97                   $19,239             $19,159
Mar. 97                   $18,329             $18,255
Apr. 97                   $18,118             $18,306
May 97                    $20,176             $20,344
Jun. 97                   $21,213             $21,216
Jul. 97                   $22,473             $22,203
Aug. 97                   $23,300             $22,711
Sep. 97                   $25,092             $24,374
Oct. 97                   $24,001             $23,304
Nov. 97                   $23,636             $23,152
Dec. 97                   $23,640             $23,558
Jan. 98                   $23,359             $23,185
Feb. 98                   $25,071             $24,899
Mar. 98                   $26,114             $25,925
Apr. 98                   $26,472             $26,067
May 98                    $25,085             $24,662
Jun. 98                   $24,741             $24,714
Jul. 98                   $22,841             $22,712
Aug. 98                   $18,138             $18,301
Sep. 98                   $19,275             $19,734
Oct. 98                   $20,116             $20,540
Nov. 98                   $21,439             $21,616
Dec. 98                   $22,331             $22,954
Jan. 99                   $22,693             $23,259
Feb. 99                   $20,760             $21,375
Mar. 99                   $20,569             $21,709
Apr. 99                   $22,434             $23,654
May 99                    $23,316             $23,999
Jun. 99                   $24,680             $25,084
Jul. 99                   $24,473             $24,397
Aug. 99                   $23,817             $23,494
Sep. 99                   $23,695             $23,499
Oct. 99                   $23,418             $23,595
Nov. 99                   $25,352             $25,004
Dec. 99                   $28,007             $27,834
Jan. 00                   $27,970             $27,386
Feb. 00                   $32,644             $31,907
Mar. 00                   $31,231             $29,804
Apr. 00                   $28,779             $28,010
May 00                    $27,254             $26,377
Jun. 00                   $30,045             $28,677
Jul. 00                   $29,215             $27,754
Aug. 00                   $31,608             $29,872
Sep. 00                   $30,985             $28,993
Oct. 00                   $29,610             $27,700
Nov. 00                   $26,894             $24,855
Dec. 00                   $28,694             $26,991
Jan. 01                   $31,193             $28,397
Feb. 01                   $29,112             $26,534
Mar. 01                   $27,788             $25,236
Apr. 01                   $29,952             $27,210
May 01                    $31,360             $27,879
Jun. 01                   $32,934             $28,841
Jul. 01                   $31,696             $27,281
Aug. 01                   $30,752             $26,400
Sep. 01                   $26,382             $22,846
Oct. 01                   $28,126             $24,183
Nov. 01                   $30,311             $26,054

    ANNUALIZED                  ONE         FIVE           FROM
    TOTAL RETURN (%)           YEAR        YEARS        APRIL 1992
    --------------------------------------------------------------
                               12.70       10.08          12.16

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.S. SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF U.S. SMALL COMPANIES ON MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS IN PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY
  $600 MILLION.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
CRSP 9-10 INDEX
DECEMBER 1991-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. MICRO CAP PORTFOLIO  CRSP 9-10 INDEX
                          $10,000          $10,000
Dec. 91                   $10,601          $10,407
Jan. 92                   $11,797          $11,888
Feb. 92                   $12,330          $12,526
Mar. 92                   $12,023          $12,281
Apr. 92                   $11,538          $11,694
May 92                    $11,522          $11,742
Jun. 92                   $10,924          $11,150
Jul. 92                   $11,329          $11,520
Aug. 92                   $11,070          $11,199
Sep. 92                   $11,215          $11,338
Oct. 92                   $11,506          $11,662
Nov. 92                   $12,524          $12,801
Dec. 92                   $13,076          $13,298
Jan. 93                   $13,786          $14,096
Feb. 93                   $13,538          $13,724
Mar. 93                   $13,929          $14,138
Apr. 93                   $13,503          $13,705
May 93                    $13,965          $14,188
Jun. 93                   $13,912          $14,222
Jul. 93                   $14,143          $14,427
Aug. 93                   $14,622          $15,044
Sep. 93                   $15,084          $15,505
Oct. 93                   $15,795          $16,243
Nov. 93                   $15,518          $15,784
Dec. 93                   $15,819          $15,980
Jan. 94                   $16,797          $16,763
Feb. 94                   $16,758          $16,705
Mar. 94                   $16,011          $15,879
Apr. 94                   $16,107          $15,660
May 94                    $16,088          $15,638
Jun. 94                   $15,666          $15,204
Jul. 94                   $15,955          $15,281
Aug. 94                   $16,492          $15,934
Sep. 94                   $16,665          $16,171
Oct. 94                   $16,857          $16,263
Nov. 94                   $16,308          $15,637
Dec. 94                   $16,311          $15,463
Jan. 95                   $16,772          $15,900
Feb. 95                   $17,195          $16,419
Mar. 95                   $17,444          $16,718
Apr. 95                   $18,058          $17,178
May 95                    $18,597          $17,554
Jun. 95                   $19,653          $18,629
Jul. 95                   $20,920          $19,800
Aug. 95                   $21,669          $20,618
Sep. 95                   $22,092          $21,111
Oct. 95                   $21,016          $20,011
Nov. 95                   $21,420          $20,339
Dec. 95                   $21,931          $20,600
Jan. 96                   $21,993          $20,902
Feb. 96                   $22,804          $21,546
Mar. 96                   $23,324          $22,158
Apr. 96                   $25,302          $24,046
May 96                    $27,197          $25,768
Jun. 96                   $25,615          $24,237
Jul. 96                   $23,199          $22,131
Aug. 96                   $24,303          $23,226
Sep. 96                   $25,011          $24,021
Oct. 96                   $24,573          $23,502
Nov. 96                   $25,281          $24,052
Dec. 96                   $25,796          $24,530
Jan. 97                   $26,880          $25,857
Feb. 97                   $26,326          $25,426
Mar. 97                   $25,036          $23,986
Apr. 97                   $24,345          $23,005
May 97                    $26,833          $25,541
Jun. 97                   $28,169          $26,848
Jul. 97                   $29,874          $28,363
Aug. 97                   $31,394          $29,653
Sep. 97                   $34,044          $32,458
Oct. 97                   $32,730          $31,527
Nov. 97                   $32,223          $30,902
Dec. 97                   $31,672          $30,445
Jan. 98                   $31,485          $30,387
Feb. 98                   $33,528          $32,338
Mar. 98                   $35,141          $33,987
Apr. 98                   $35,731          $34,929
May 98                    $33,955          $33,067
Jun. 98                   $33,256          $31,983
Jul. 98                   $31,024          $30,012
Aug. 98                   $24,788          $23,521
Sep. 98                   $25,703          $24,360
Oct. 98                   $26,618          $25,296
Nov. 98                   $28,636          $27,433
Dec. 98                   $29,357          $28,056
Jan. 99                   $30,176          $29,627
Feb. 99                   $28,103          $27,707
Mar. 99                   $27,038          $26,951
Apr. 99                   $29,604          $29,403
May 99                    $30,750          $30,368
Jun. 99                   $32,496          $31,513
Jul. 99                   $32,795          $32,058
Aug. 99                   $32,169          $31,237
Sep. 99                   $31,458          $30,766
Oct. 99                   $31,184          $30,129
Nov. 99                   $34,212          $33,301
Dec. 99                   $38,102          $37,064
Jan. 00                   $40,369          $39,544
Feb. 00                   $49,889          $45,448
Mar. 00                   $46,142          $43,207
Apr. 00                   $40,370          $39,237
May 00                    $37,108          $36,816
Jun. 00                   $42,184          $39,165
Jul. 00                   $40,826          $38,648
Aug. 00                   $44,602          $41,121
Sep. 00                   $43,634          $39,838
Oct. 00                   $40,554          $36,719
Nov. 00                   $36,052          $32,511
Dec. 00                   $36,734          $32,039
Jan. 01                   $41,803          $40,309
Feb. 01                   $38,868          $36,096
Mar. 01                   $37,003          $33,851
Apr. 01                   $39,707          $35,974
May 01                    $43,519          $39,557
Jun. 01                   $45,082          $40,482
Jul. 01                   $43,937          $39,365
Aug. 01                   $42,641          $38,156
Sep. 01                   $37,191          $33,356
Oct. 01                   $39,590          $36,312
Nov. 01                   $42,258          $39,721

    ANNUALIZED                  ONE         FIVE          TEN
    TOTAL RETURN (%)           YEAR        YEARS         YEARS
    ------------------------------------------------------------
                               17.21       10.82         15.50

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.S. MICRO CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES WITH AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $250 MILLION.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500 INDEX
JANUARY 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

           DFA REAL ESTATE
         SECURITIES PORTFOLIO  S&P 500 INDEX  WILSHIRE REIT-ONLY INDEX
                      $10,000        $10,000                   $10,000
Jan. 93               $10,370        $10,073                   $10,666
Feb. 93               $10,420        $10,209                   $11,360
Mar. 93               $10,779        $10,428                   $12,144
Apr. 93               $10,339        $10,173                   $11,412
May 93                $10,350        $10,448                   $11,202
Jun. 93               $10,660        $10,482                   $11,627
Jul. 93               $10,941        $10,433                   $11,752
Aug. 93               $11,341        $10,830                   $12,029
Sep. 93               $11,851        $10,750                   $12,511
Oct. 93               $11,691        $10,968                   $12,125
Nov. 93               $11,109        $10,865                   $11,507
Dec. 93               $11,546        $10,999                   $11,514
Jan. 94               $11,801        $11,367                   $11,792
Feb. 94               $11,740        $11,061                   $12,316
Mar. 94               $11,096        $10,579                   $11,816
Apr. 94               $11,065        $10,717                   $11,978
May 94                $11,004        $10,892                   $12,226
Jun. 94               $10,729        $10,623                   $11,981
Jul. 94               $10,760        $10,974                   $11,915
Aug. 94               $10,944        $11,421                   $11,918
Sep. 94               $10,588        $11,146                   $11,749
Oct. 94               $10,148        $11,401                   $11,268
Nov. 94                $9,804        $10,982                   $10,882
Dec. 94               $10,577        $11,143                   $11,820
Jan. 95               $10,278        $11,432                   $11,414
Feb. 95               $10,449        $11,876                   $11,600
Mar. 95               $10,428        $12,228                   $11,584
Apr. 95               $10,375        $12,583                   $11,505
May. 95               $10,791        $13,080                   $11,981
Jun. 95               $11,015        $13,388                   $12,222
Jul. 95               $11,143        $13,834                   $12,391
Aug. 95               $11,218        $13,871                   $12,505
Sep. 95               $11,410        $14,452                   $12,750
Oct. 95               $11,047        $14,402                   $12,359
Nov. 95               $11,178        $15,035                   $12,504
Dec. 95               $11,854        $15,313                   $13,266
Jan. 96               $11,967        $15,840                   $13,429
Feb. 96               $12,115        $15,992                   $13,618
Mar. 96               $12,125        $16,146                   $13,624
Apr. 96               $12,115        $16,383                   $13,593
May 96                $12,375        $16,806                   $13,917
Jun. 96               $12,601        $16,875                   $14,182
Jul. 96               $12,658        $16,124                   $14,202
Aug. 96               $13,111        $16,466                   $14,774
Sep. 96               $13,395        $17,391                   $15,138
Oct. 96               $13,723        $17,868                   $15,539
Nov. 96               $14,335        $19,224                   $16,281
Dec. 96               $15,864        $18,847                   $18,180
Jan. 97               $15,959        $20,017                   $18,289
Feb. 97               $15,900        $20,179                   $18,225
Mar. 97               $15,996        $19,340                   $18,363
Apr. 97               $15,484        $20,495                   $17,691
May 97                $15,938        $21,753                   $18,220
Jun. 97               $16,784        $22,723                   $19,222
Jul. 97               $17,225        $24,527                   $19,743
Aug. 97               $17,143        $23,164                   $19,631
Sep. 97               $18,704        $24,433                   $21,525
Oct. 97               $18,181        $23,617                   $20,838
Nov. 97               $18,515        $24,710                   $21,268
Dec. 97               $18,937        $25,135                   $21,755
Jan. 98               $18,712        $25,414                   $21,496
Feb. 98               $18,399        $27,247                   $21,057
Mar. 98               $18,889        $28,642                   $21,537
Apr. 98               $18,286        $28,931                   $20,799
May 98                $18,173        $28,434                   $20,645
Jun. 98               $18,186        $29,588                   $20,641
Jul. 98               $16,982        $29,274                   $19,183
Aug. 98               $15,428        $25,041                   $17,382
Sep. 98               $16,406        $26,646                   $18,444
Oct. 98               $16,055        $28,813                   $18,088
Nov. 98               $16,293        $30,559                   $18,385
Dec. 98               $16,025        $32,319                   $18,065
Jan. 99               $15,708        $33,670                   $17,588
Feb. 99               $15,603        $32,623                   $17,328
Mar. 99               $15,497        $33,928                   $17,324
Apr. 99               $16,963        $35,241                   $18,994
May 99                $17,412        $34,409                   $19,500
Jun. 99               $17,121        $36,319                   $19,154
Jul. 99               $16,580        $35,186                   $18,503
Aug. 99               $16,435        $35,010                   $18,370
Sep. 99               $15,721        $34,050                   $17,571
Oct. 99               $15,404        $36,206                   $17,202
Nov. 99               $15,193        $36,941                   $16,959
Dec. 99               $15,708        $39,117                   $17,600
Jan. 00               $15,805        $37,153                   $17,711
Feb. 00               $15,566        $36,451                   $17,437
Mar. 00               $16,127        $40,016                   $18,127
Apr. 00               $17,162        $38,811                   $19,413
May 00                $17,414        $38,015                   $19,661
Jun. 00               $17,918        $38,951                   $20,158
Jul. 00               $19,416        $38,343                   $22,055
Aug. 00               $18,730        $40,724                   $21,228
Sep. 00               $19,403        $38,574                   $22,043
Oct. 00               $18,576        $38,412                   $21,100
Nov. 00               $18,912        $35,385                   $21,539
Dec. 00               $20,166        $35,558                   $23,064
Jan. 01               $20,241        $36,821                   $23,059
Feb. 01               $19,915        $33,463                   $22,679
Mar. 01               $20,078        $31,341                   $22,828
Apr. 01               $20,478        $33,776                   $23,331
May 01                $20,982        $34,003                   $23,900
Jun. 01               $22,228        $33,176                   $25,327
Jul. 01               $21,768        $32,851                   $24,818
Aug. 01               $22,569        $30,795                   $25,805
Sep. 01               $21,858        $28,307                   $24,719
Oct. 01               $21,161        $28,847                   $23,839
Nov. 01               $22,274        $31,060                   $25,279

    ANNUALIZED                  ONE         FIVE            FROM
    TOTAL RETURN (%)           YEAR        YEARS        JANUARY 1993
    ----------------------------------------------------------------
                               17.77        9.21            9.40

- THE PORTFOLIO INVESTS IN EQUITY REITS. THE PORTFOLIO INVESTS ON A MARKET CAP-WEIGHTED BASIS.

- THE PORTFOLIO DOES NOT PURCHASE HEALTH CARE REITS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

Wilshire REIT-only Index courtesy of Wilshire Associates Incorporated.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
DECEMBER 1991-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         LARGE CAP INTERNATIONAL PORTFOLIO  MSCI EAFE INDEX (NET DIVIDENDS)
                                   $10,000                          $10,000
Dec. 91                            $10,575                          $10,517
Jan. 92                            $10,244                          $10,293
Feb. 92                             $9,790                           $9,924
Mar. 92                             $9,138                           $9,269
Apr. 92                             $9,129                           $9,313
May 92                              $9,687                           $9,936
Jun. 92                             $9,271                           $9,465
Jul. 92                             $9,148                           $9,223
Aug. 92                             $9,838                           $9,801
Sep. 92                             $9,592                           $9,608
Oct. 92                             $9,034                           $9,104
Nov. 92                             $9,100                           $9,189
Dec. 92                             $9,186                           $9,237
Jan. 93                             $9,100                           $9,236
Feb. 93                             $9,338                           $9,515
Mar. 93                            $10,073                          $10,345
Apr. 93                            $10,779                          $11,326
May 93                             $11,009                          $11,565
Jun. 93                            $10,818                          $11,385
Jul. 93                            $11,172                          $11,783
Aug. 93                            $11,764                          $12,420
Sep. 93                            $11,488                          $12,140
Oct. 93                            $11,802                          $12,514
Nov. 93                            $10,881                          $11,420
Dec. 93                            $11,561                          $12,245
Jan. 94                            $12,373                          $13,280
Feb. 94                            $12,016                          $13,243
Mar. 94                            $11,667                          $12,672
Apr. 94                            $12,084                          $13,209
May 94                             $11,968                          $13,134
Jun. 94                            $12,152                          $13,319
Jul. 94                            $12,306                          $13,448
Aug. 94                            $12,607                          $13,767
Sep. 94                            $12,152                          $13,333
Oct. 94                            $12,645                          $13,777
Nov. 94                            $12,051                          $13,115
Dec. 94                            $12,174                          $13,197
Jan. 95                            $11,823                          $12,690
Feb. 95                            $11,740                          $12,655
Mar. 95                            $12,524                          $13,443
Apr. 95                            $12,968                          $13,949
May 95                             $12,814                          $13,783
Jun. 95                            $12,617                          $13,540
Jul. 95                            $13,330                          $14,384
Aug. 95                            $12,804                          $13,836
Sep. 95                            $13,020                          $14,105
Oct. 95                            $12,834                          $13,726
Nov. 95                            $13,179                          $14,108
Dec. 95                            $13,762                          $14,676
Jan. 96                            $13,730                          $14,736
Feb. 96                            $13,688                          $14,786
Mar. 96                            $13,971                          $15,101
Apr. 96                            $14,348                          $15,541
May 96                             $14,170                          $15,255
Jun. 96                            $14,254                          $15,340
Jul. 96                            $13,845                          $14,892
Aug. 96                            $13,907                          $14,925
Sep. 96                            $14,316                          $15,322
Oct. 96                            $14,190                          $15,166
Nov. 96                            $14,850                          $15,769
Dec. 96                            $14,634                          $15,566
Jan. 97                            $13,982                          $15,021
Feb. 97                            $14,196                          $15,268
Mar. 97                            $14,389                          $15,323
Apr. 97                            $14,507                          $15,404
May 97                             $15,426                          $16,406
Jun. 97                            $16,495                          $17,310
Jul. 97                            $16,784                          $17,591
Aug. 97                            $15,629                          $16,277
Sep. 97                            $16,645                          $17,188
Oct. 97                            $15,275                          $15,868
Nov. 97                            $15,265                          $15,706
Dec. 97                            $15,440                          $15,843
Jan. 98                            $16,007                          $16,567
Feb. 98                            $16,878                          $17,631
Mar. 98                            $17,443                          $18,174
Apr. 98                            $17,551                          $18,317
May 98                             $17,562                          $18,228
Jun. 98                            $17,779                          $18,366
Jul. 98                            $17,899                          $18,552
Aug. 98                            $15,765                          $16,253
Sep. 98                            $15,264                          $15,756
Oct. 98                            $16,789                          $17,397
Nov. 98                            $17,725                          $18,288
Dec. 98                            $18,252                          $19,011
Jan. 99                            $18,141                          $18,954
Feb. 99                            $17,741                          $18,502
Mar. 99                            $18,549                          $19,274
Apr. 99                            $19,300                          $20,055
May 99                             $18,304                          $19,022
Jun. 99                            $19,100                          $19,764
Jul. 99                            $19,643                          $20,351
Aug. 99                            $19,776                          $20,426
Sep. 99                            $19,921                          $20,632
Oct. 99                            $20,684                          $21,396
Nov. 99                            $21,470                          $22,138
Dec. 99                            $23,453                          $24,126
Jan. 00                            $21,863                          $22,594
Feb. 00                            $22,335                          $23,202
Mar. 00                            $23,238                          $24,102
Apr. 00                            $22,043                          $22,834
May 00                             $21,580                          $22,277
Jun. 00                            $22,392                          $23,148
Jul. 00                            $21,490                          $22,178
Aug. 00                            $21,681                          $22,371
Sep. 00                            $20,644                          $21,282
Oct. 00                            $20,137                          $20,780
Nov. 00                            $19,494                          $20,000
Dec. 00                            $20,171                          $20,710
Jan. 01                            $20,080                          $20,700
Feb. 01                            $18,650                          $19,147
Mar. 01                            $17,460                          $17,870
Apr. 01                            $18,604                          $19,112
May 01                             $18,009                          $18,438
Jun. 01                            $17,310                          $17,684
Jul. 01                            $16,978                          $17,362
Aug. 01                            $16,577                          $16,922
Sep. 01                            $14,987                          $15,208
Oct. 01                            $15,387                          $15,598
Nov. 01                            $15,903                          $16,159

    ANNUALIZED                   ONE          FIVE          TEN
    TOTAL RETURN (%)            YEAR         YEARS         YEARS
    --------------------------------------------------------------
                               -18.42         1.38          4.75

- THE PORTFOLIO PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN EUROPE, AUSTRALIA AND THE FAR EAST (CURRENTLY 21 COUNTRIES). INVESTMENT WILL BE APPROXIMATELY MARKET CAP WEIGHTED. COUNTRY WEIGHTING REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
OCTOBER 1996-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         INTERNATIONAL SMALL     SALOMON SMITH BARNEY
          COMPANY PORTFOLIO   EXTENDED MARKET INDEX-EPAC
                      $9,930                     $10,000
Oct. 96               $9,841                      $9,924
Nov. 96               $9,890                     $10,070
Dec. 96               $9,569                      $9,887
Jan. 97               $9,350                      $9,623
Feb. 97               $9,460                      $9,799
Mar. 97               $9,281                      $9,690
Apr. 97               $9,082                      $9,546
May 97                $9,739                     $10,148
Jun. 97               $9,918                     $10,388
Jul. 97               $9,510                     $10,186
Aug. 97               $9,083                      $9,729
Sep. 97               $8,864                      $9,856
Oct. 97               $8,466                      $9,470
Nov. 97               $7,779                      $9,092
Dec. 97               $7,299                      $8,870
Jan. 98               $7,814                      $9,285
Feb. 98               $8,611                      $9,973
Mar. 98               $8,763                     $10,442
Apr. 98               $8,652                     $10,525
May 98                $8,641                     $10,768
Jun. 98               $8,359                     $10,465
Jul. 98               $8,167                     $10,440
Aug. 98               $7,259                      $9,216
Sep. 98               $7,027                      $8,938
Oct. 98               $7,471                      $9,576
Nov. 98               $7,895                      $9,891
Dec. 98               $7,898                     $10,123
Jan. 99               $7,774                     $10,084
Feb. 99               $7,631                      $9,897
Mar. 99               $7,950                     $10,252
Apr. 99               $8,702                     $10,778
May 99                $8,661                     $10,490
Jun. 99               $9,278                     $10,844
Jul. 99               $9,515                     $11,262
Aug. 99               $9,618                     $11,434
Sep. 99               $9,566                     $11,398
Oct. 99               $9,453                     $11,303
Nov. 99               $9,402                     $11,700
Dec. 99               $9,625                     $12,449
Jan. 00               $9,603                     $12,127
Feb. 00               $9,719                     $12,560
Mar. 00              $10,002                     $12,668
Apr. 00               $9,192                     $11,872
May 00                $9,223                     $11,671
Jun. 00               $9,991                     $12,426
Jul. 00               $9,570                     $11,990
Aug. 00               $9,823                     $12,308
Sep. 00               $9,497                     $11,696
Oct. 00               $8,908                     $11,062
Nov. 00               $8,929                     $10,652
Dec. 00               $9,103                     $11,069
Jan. 01               $9,256                     $11,169
Feb. 01               $9,180                     $10,750
Mar. 01               $8,634                      $9,887
Apr. 01               $9,256                     $10,572
May 01                $9,322                     $10,521
Jun. 01               $9,169                     $10,130
Jul. 01               $8,875                      $9,864
Aug. 01               $9,038                      $9,857
Sep. 01               $7,980                      $8,581
Oct. 01               $8,286                      $8,942
Nov. 01               $8,362                      $9,266

    ANNUALIZED                  ONE          FIVE            FROM
    TOTAL RETURN (%)            YEAR        YEARS        OCTOBER 1996
    -----------------------------------------------------------------
                               -6.98        -3.44           -3.40

- THE PORTFOLIO INVESTS IN FOUR INTERNATIONAL SERIES OF THE DFA INVESTMENT TRUST COMPANY. THE PORTFOLIO INVESTS 35% IN THE JAPANESE SMALL COMPANY SERIES, 15% IN THE PACIFIC RIM SMALL COMPANY SERIES, 35% IN THE CONTINENTAL SMALL COMPANY SERIES, AND 15% IN THE UNITED KINGDOM SMALL COMPANY SERIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown since October 1996 reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to October 1996, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-JAPAN
DECEMBER 1991-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

          JAPANESE SMALL       SALOMON SMITH BARNEY
         COMPANY PORTFOLIO  EXTENDED MARKET INDEX-JAPAN
                    $9,900                      $10,000
Dec. 91            $10,211                      $10,334
Jan. 92             $9,852                       $9,915
Feb. 92             $9,389                       $9,442
Mar. 92             $8,330                       $8,383
Apr. 92             $7,505                       $7,609
May 92              $8,532                       $8,529
Jun. 92             $7,743                       $7,824
Jul. 92             $7,147                       $7,250
Aug. 92             $8,118                       $8,285
Sep. 92             $8,050                       $8,119
Oct. 92             $7,578                       $7,688
Nov. 92             $7,622                       $7,778
Dec. 92             $7,546                       $7,676
Jan. 93             $7,384                       $7,544
Feb. 93             $7,778                       $7,928
Mar. 93             $9,025                       $9,110
Apr. 93            $10,599                      $10,617
May 93             $11,999                      $11,694
Jun. 93            $11,340                      $11,115
Jul. 93            $11,774                      $11,595
Aug. 93            $11,960                      $11,869
Sep. 93            $11,323                      $11,421
Oct. 93            $10,395                      $10,598
Nov. 93             $8,349                       $8,773
Dec. 93             $8,614                       $8,968
Jan. 94            $10,333                      $10,436
Feb. 94            $10,850                      $10,996
Mar. 94            $11,064                      $11,132
Apr. 94            $11,500                      $11,558
May 94             $11,615                      $11,627
Jun. 94            $12,599                      $12,552
Jul. 94            $12,145                      $12,188
Aug. 94            $11,999                      $12,020
Sep. 94            $11,457                      $11,610
Oct. 94            $11,761                      $11,788
Nov. 94            $10,819                      $10,929
Dec. 94            $11,154                      $11,210
Jan. 95            $10,774                      $10,719
Feb. 95            $10,058                      $10,022
Mar. 95            $10,637                      $10,751
Apr. 95            $11,016                      $11,064
May 95              $9,873                      $10,100
Jun. 95             $9,348                       $9,638
Jul. 95            $10,112                      $10,286
Aug. 95            $10,121                      $10,067
Sep. 95             $9,772                       $9,898
Oct. 95             $9,427                       $9,477
Nov. 95            $10,111                       $9,922
Dec. 95            $10,756                      $10,453
Jan. 96            $10,986                      $10,519
Feb. 96            $10,783                      $10,362
Mar. 96            $11,161                      $10,649
Apr. 96            $12,329                      $11,659
May 96             $11,824                      $11,122
Jun. 96            $11,693                      $11,108
Jul. 96            $10,779                      $10,481
Aug. 96            $10,477                      $10,042
Sep. 96            $10,518                      $10,129
Oct. 96             $9,778                       $9,480
Nov. 96             $9,476                       $9,261
Dec. 96             $8,305                       $8,332
Jan. 97             $7,499                       $7,553
Feb. 97             $7,436                       $7,550
Mar. 97             $6,897                       $7,124
Apr. 97             $6,781                       $7,120
May 97              $7,904                       $8,155
Jun. 97             $8,030                       $8,397
Jul. 97             $7,114                       $7,749
Aug. 97             $6,347                       $6,942
Sep. 97             $5,387                       $6,286
Oct. 97             $5,527                       $6,260
Nov. 97             $4,558                       $5,386
Dec. 97             $3,756                       $4,655
Jan. 98             $4,792                       $5,507
Feb. 98             $5,174                       $5,696
Mar. 98             $4,709                       $5,358
Apr. 98             $4,465                       $5,194
May 98              $4,274                       $5,020
Jun. 98             $4,372                       $5,077
Jul. 98             $4,328                       $5,022
Aug. 98             $3,863                       $4,643
Sep. 98             $3,653                       $4,555
Oct. 98             $4,108                       $5,165
Nov. 98             $4,450                       $5,351
Dec. 98             $4,359                       $5,526
Jan. 99             $4,462                       $5,514
Feb. 99             $4,290                       $5,343
Mar. 99             $4,788                       $5,981
Apr. 99             $5,280                       $6,265
May 99              $5,044                       $6,035
Jun. 99             $5,521                       $6,496
Jul. 99             $5,783                       $6,965
Aug. 99             $5,891                       $7,278
Sep. 99             $5,901                       $7,566
Oct. 99             $5,802                       $7,560
Nov. 99             $5,472                       $7,535
Dec. 99             $5,001                       $7,294
Jan. 00             $5,051                       $7,237
Feb. 00             $4,793                       $6,978
Mar. 00             $5,478                       $7,532
Apr. 00             $4,897                       $6,968
May 00              $5,135                       $7,046
Jun. 00             $5,879                       $7,791
Jul. 00             $5,170                       $6,802
Aug. 00             $5,546                       $7,349
Sep. 00             $5,313                       $7,055
Oct. 00             $4,768                       $6,465
Nov. 00             $4,912                       $6,447
Dec. 00             $4,513                       $5,992
Jan. 01             $4,488                       $5,921
Feb. 01             $4,578                       $5,832
Mar. 01             $4,523                       $5,673
Apr. 01             $5,080                       $6,286
May 01              $5,125                       $6,327
Jun. 01             $5,090                       $6,118
Jul. 01             $4,708                       $5,735
Aug. 01             $4,824                       $5,743
Sep. 01             $4,402                       $5,337
Oct. 01             $4,527                       $5,382
Nov. 01             $4,226                       $5,139

    ANNUALIZED                   ONE          FIVE          TEN
    TOTAL RETURN (%)            YEAR         YEARS         YEARS
    --------------------------------------------------------------
                               -14.38        -15.00        -8.25

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE JAPANESE SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE LOWER HALF OF COMPANIES ON THE FIRST AND SECOND SECTIONS OF THE TOKYO STOCK EXCHANGE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN JAPANESE SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

The returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-Japan is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PACIFIC RIM SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-PACIFIC RIM EX. JAPAN
FEBRUARY 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

                              SALOMON SMITH BARNEY
         PACIFIC RIM SMALL  EXTENDED MARKET INDEX-PAC
         COMPANY PORTFOLIO        RIM EX. JAPAN
                    $9,850                    $10,000
Feb. 93            $10,580                    $11,007
Mar. 93            $11,125                    $11,447
Apr. 93            $12,215                    $12,162
May 93             $13,218                    $12,917
Jun. 93            $12,848                    $12,323
Jul. 93            $13,082                    $12,722
Aug. 93            $13,422                    $13,442
Sep. 93            $13,967                    $13,572
Oct. 93            $15,777                    $15,990
Nov. 93            $16,128                    $15,906
Dec. 93            $18,749                    $18,878
Jan. 94            $17,716                    $18,347
Feb. 94            $17,904                    $18,109
Mar. 94            $16,013                    $15,950
Apr. 94            $16,427                    $16,193
May 94             $16,436                    $16,180
Jun. 94            $15,983                    $15,410
Jul. 94            $16,435                    $16,092
Aug. 94            $17,390                    $16,813
Sep. 94            $17,981                    $16,850
Oct. 94            $18,139                    $16,697
Nov. 94            $16,817                    $15,217
Dec. 94            $16,487                    $14,940
Jan. 95            $14,728                    $13,451
Feb. 95            $15,261                    $14,292
Mar. 95            $15,315                    $14,226
Apr. 95            $15,070                    $14,372
May 95             $15,593                    $14,942
Jun. 95            $15,657                    $14,849
Jul. 95            $16,670                    $15,775
Aug. 95            $16,361                    $15,575
Sep. 95            $16,500                    $15,698
Oct. 95            $15,999                    $15,218
Nov. 95            $15,765                    $15,277
Dec. 95            $16,016                    $15,800
Jan. 96            $17,122                    $17,283
Feb. 96            $17,223                    $17,639
Mar. 96            $17,494                    $17,854
Apr. 96            $18,893                    $18,603
May 96             $18,351                    $18,340
Jun. 96            $17,843                    $18,302
Jul. 96            $17,245                    $17,500
Aug. 96            $17,742                    $18,527
Sep. 96            $18,013                    $18,920
Oct. 96            $18,206                    $19,308
Nov. 96            $18,770                    $20,540
Dec. 96            $18,316                    $20,606
Jan. 97            $18,706                    $20,651
Feb. 97            $19,744                    $21,737
Mar. 97            $18,866                    $20,770
Apr. 97            $18,415                    $20,357
May 97             $19,098                    $21,191
Jun. 97            $19,257                    $21,477
Jul. 97            $19,172                    $21,479
Aug. 97            $18,096                    $19,911
Sep. 97            $17,291                    $19,410
Oct. 97            $13,079                    $14,786
Nov. 97            $11,626                    $13,577
Dec. 97            $10,605                    $13,047
Jan. 98             $9,485                    $11,696
Feb. 98            $12,076                    $13,768
Mar. 98            $11,658                    $13,297
Apr. 98            $10,592                    $12,603
May 98              $9,216                    $11,278
Jun. 98             $7,894                    $10,086
Jul. 98             $7,367                     $9,811
Aug. 98             $6,220                     $8,226
Sep. 98             $6,638                     $9,238
Oct. 98             $7,785                    $10,696
Nov. 98             $8,838                    $11,505
Dec. 98             $8,582                    $11,190
Jan. 99             $8,569                    $11,057
Feb. 99             $8,205                    $11,012
Mar. 99             $8,513                    $11,759
Apr. 99            $10,721                    $13,505
May 99             $11,407                    $12,985
Jun. 99            $13,686                    $14,152
Jul. 99            $13,308                    $14,123
Aug. 99            $13,153                    $13,887
Sep. 99            $12,930                    $13,738
Oct. 99            $12,944                    $13,468
Nov. 99            $13,643                    $14,259
Dec. 99            $14,614                    $15,161
Jan. 00            $14,308                    $14,218
Feb. 00            $14,526                    $13,754
Mar. 00            $14,410                    $14,040
Apr. 00            $12,893                    $13,060
May 00             $11,916                    $12,278
Jun. 00            $12,951                    $13,912
Jul. 00            $12,878                    $13,876
Aug. 00            $13,068                    $14,271
Sep. 00            $11,886                    $13,016
Oct. 00            $11,347                    $12,366
Nov. 00            $11,507                    $12,445
Dec. 00            $11,911                    $13,150
Jan. 01            $12,217                    $13,478
Feb. 01            $12,125                    $13,330
Mar. 01            $10,871                    $11,882
Apr. 01            $11,468                    $12,749
May 01             $11,973                    $13,131
Jun. 01            $12,217                    $13,654
Jul. 01            $11,804                    $12,948
Aug. 01            $11,896                    $13,005
Sep. 01            $10,383                    $11,566
Oct. 01            $11,163                    $12,530
Nov. 01            $11,775                    $13,621

    ANNUALIZED                  ONE          FIVE            FROM
    TOTAL RETURN (%)            YEAR        YEARS        FEBRUARY 1993
    ------------------------------------------------------------------
                                1.30        -9.09            1.87

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE PACIFIC RIM SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, NEW ZEALAND, AND SINGAPORE.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN PACIFIC RIM SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown since July 1995 reflect a reimbursement fee of 1% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-Pacific Rim ex. Japan is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-UNITED KINGDOM
DECEMBER 1991-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         UNITED KINGDOM         SALOMON SMITH
         SMALL COMPANY         BARNEY EXTENDED
           PORTFOLIO     MARKET INDEX-UNITED KINGDOM
                 $9,850                      $10,000
Dec. 91         $10,018                      $10,419
Jan. 92          $9,885                      $10,533
Feb. 92          $9,838                      $10,536
Mar. 92          $9,343                       $9,861
Apr. 92         $10,385                      $11,596
May 92          $11,279                      $12,264
Jun. 92         $10,826                      $11,900
Jul. 92          $9,743                      $10,838
Aug. 92          $9,414                      $10,672
Sep. 92          $8,896                      $10,353
Oct. 92          $7,883                       $9,516
Nov. 92          $7,788                       $9,702
Dec. 92          $8,620                      $10,507
Jan. 93          $9,162                      $10,700
Feb. 93          $8,994                      $10,550
Mar. 93          $9,714                      $11,532
Apr. 93         $10,379                      $12,130
May 93          $10,508                      $12,152
Jun. 93         $10,325                      $11,838
Jul. 93         $10,147                      $12,042
Aug. 93         $10,981                      $12,898
Sep. 93         $10,941                      $12,698
Oct. 93         $10,976                      $12,954
Nov. 93         $10,625                      $12,733
Dec. 93         $11,259                      $13,743
Jan. 94         $12,787                      $15,126
Feb. 94         $12,732                      $14,609
Mar. 94         $11,999                      $13,851
Apr. 94         $12,431                      $14,189
May 94          $12,044                      $13,401
Jun. 94         $11,677                      $13,199
Jul. 94         $11,963                      $13,945
Aug. 94         $12,380                      $14,676
Sep. 94         $12,214                      $13,907
Oct. 94         $12,445                      $14,502
Nov. 94         $11,884                      $13,881
Dec. 94         $11,782                      $13,980
Jan. 95         $11,746                      $13,820
Feb. 95         $11,562                      $13,748
Mar. 95         $12,044                      $14,389
Apr. 95         $12,352                      $14,732
May 95          $12,779                      $15,196
Jun. 95         $12,743                      $15,066
Jul. 95         $13,292                      $16,222
Aug. 95         $13,276                      $16,159
Sep. 95         $13,543                      $16,724
Oct. 95         $13,359                      $16,512
Nov. 95         $12,882                      $16,253
Dec. 95         $13,048                      $16,722
Jan. 96         $13,105                      $16,772
Feb. 96         $13,569                      $17,467
Mar. 96         $13,976                      $18,064
Apr. 96         $14,642                      $18,897
May 96          $15,180                      $19,303
Jun. 96         $15,042                      $18,927
Jul. 96         $14,538                      $18,406
Aug. 96         $15,037                      $19,292
Sep. 96         $15,145                      $19,325
Oct. 96         $15,874                      $20,306
Nov. 96         $16,326                      $20,956
Dec. 96         $16,935                      $21,675
Jan. 97         $16,725                      $21,155
Feb. 97         $17,280                      $21,903
Mar. 97         $17,398                      $21,761
Apr. 97         $17,107                      $21,348
May 97          $17,020                      $21,416
Jun. 97         $16,835                      $21,517
Jul. 97         $16,279                      $21,360
Aug. 97         $16,699                      $21,904
Sep. 97         $17,304                      $22,971
Oct. 97         $17,914                      $23,226
Nov. 97         $17,705                      $23,358
Dec. 97         $17,533                      $23,419
Jan. 98         $17,624                      $23,754
Feb. 98         $18,289                      $25,279
Mar. 98         $19,796                      $27,592
Apr. 98         $19,859                      $28,089
May 98          $20,596                      $28,895
Jun. 98         $19,846                      $27,690
Jul. 98         $18,374                      $26,793
Aug. 98         $16,534                      $24,049
Sep. 98         $15,777                      $23,284
Oct. 98         $15,424                      $23,967
Nov. 98         $15,303                      $24,314
Dec. 98         $15,571                      $24,453
Jan. 99         $15,830                      $25,172
Feb. 99         $16,354                      $25,705
Mar. 99         $17,317                      $26,762
Apr. 99         $18,460                      $28,424
May 99          $18,356                      $27,605
Jun. 99         $18,812                      $28,019
Jul. 99         $20,023                      $29,398
Aug. 99         $20,660                      $29,404
Sep. 99         $20,282                      $28,554
Oct. 99         $20,016                      $28,046
Nov. 99         $20,825                      $30,396
Dec. 99         $22,085                      $32,575
Jan. 00         $22,730                      $31,516
Feb. 00         $22,236                      $32,380
Mar. 00         $21,903                      $32,111
Apr. 00         $20,039                      $30,467
May 00          $19,193                      $28,730
Jun. 00         $20,784                      $30,724
Jul. 00         $20,926                      $30,943
Aug. 00         $21,329                      $31,487
Sep. 00         $21,359                      $30,048
Oct. 00         $20,373                      $29,093
Nov. 00         $19,456                      $27,047
Dec. 00         $21,034                      $29,436
Jan. 01         $21,442                      $29,539
Feb. 01         $20,511                      $28,528
Mar. 01         $18,911                      $26,124
Apr. 01         $19,887                      $27,644
May 01          $20,171                      $28,144
Jun. 01         $19,411                      $27,064
Jul. 01         $18,856                      $26,520
Aug. 01         $19,457                      $27,000
Sep. 01         $16,531                      $23,117
Oct. 01         $17,268                      $23,993
Nov. 01         $18,415                      $25,339

    ANNUALIZED                      ONE             FIVE          TEN
    TOTAL RETURN (%)               YEAR            YEARS         YEARS
    --------------------------------------------------------------------
                                   -5.35            2.44          6.30

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE U.K. SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES ON THE LONDON STOCK EXCHANGE OF THE UNITED KINGDOM.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN UNITED KINGDOM SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

The returns shown prior to July 1995 reflect a reimbursement fee of 1.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-United Kingdom is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EUROPE EX. UNITED KINGDOM
DECEMBER 1991-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

                                SALOMON SMITH
          CONTINENTAL          BARNEY EXTENDED
         SMALL COMPANY  MARKET INDEX-EUROPE EX. UNITED
           PORTFOLIO               KINGDOM
                $9,850                         $10,000
Dec. 91        $10,396                         $10,486
Jan. 92        $10,224                         $10,510
Feb. 92        $10,172                         $10,572
Mar. 92        $10,045                         $10,428
Apr. 92        $10,000                         $10,452
May 92         $10,387                         $10,922
Jun. 92        $10,431                         $10,914
Jul. 92        $10,171                         $10,535
Aug. 92        $10,208                         $10,443
Sep. 92         $9,619                          $9,908
Oct. 92         $8,859                          $9,059
Nov. 92         $8,486                          $8,868
Dec. 92         $8,334                          $8,808
Jan. 93         $8,594                          $9,183
Feb. 93         $8,594                          $9,503
Mar. 93         $9,054                         $10,069
Apr. 93         $9,453                         $10,381
May 93          $9,468                         $10,529
Jun. 93         $8,970                         $10,058
Jul. 93         $8,931                         $10,318
Aug. 93         $9,905                         $11,291
Sep. 93         $9,927                         $11,309
Oct. 93        $10,004                         $11,767
Nov. 93         $9,781                         $11,456
Dec. 93        $10,442                         $12,298
Jan. 94        $11,229                         $13,185
Feb. 94        $11,377                         $13,035
Mar. 94        $11,744                         $13,121
Apr. 94        $12,196                         $13,547
May 94         $12,017                         $13,259
Jun. 94        $11,900                         $13,061
Jul. 94        $12,196                         $13,587
Aug. 94        $12,321                         $13,711
Sep. 94        $12,049                         $13,451
Oct. 94        $12,056                         $13,706
Nov. 94        $11,560                         $13,065
Dec. 94        $11,591                         $13,178
Jan. 95        $11,513                         $13,089
Feb. 95        $11,726                         $13,471
Mar. 95        $11,899                         $13,603
Apr. 95        $12,136                         $14,174
May 95         $12,334                         $14,583
Jun. 95        $12,500                         $14,941
Jul. 95        $12,809                         $15,466
Aug. 95        $12,185                         $14,641
Sep. 95        $12,193                         $14,937
Oct. 95        $11,798                         $14,622
Nov. 95        $11,407                         $14,341
Dec. 95        $11,594                         $14,728
Jan. 96        $11,833                         $15,004
Feb. 96        $12,344                         $15,550
Mar. 96        $12,540                         $15,747
Apr. 96        $12,540                         $15,806
May 96         $12,830                         $16,236
Jun. 96        $12,940                         $16,632
Jul. 96        $12,660                         $16,298
Aug. 96        $12,710                         $16,651
Sep. 96        $12,540                         $16,613
Oct. 96        $12,762                         $16,704
Nov. 96        $13,001                         $17,115
Dec. 96        $13,255                         $17,418
Jan. 97        $13,568                         $17,746
Feb. 97        $13,595                         $17,921
Mar. 97        $14,075                         $18,488
Apr. 97        $13,688                         $18,105
May 97         $14,241                         $19,016
Jun. 97        $14,730                         $19,660
Jul. 97        $14,693                         $19,906
Aug. 97        $14,453                         $19,128
Sep. 97        $15,477                         $20,524
Oct. 97        $15,034                         $19,717
Nov. 97        $14,693                         $19,623
Dec. 97        $14,806                         $19,946
Jan. 98        $15,340                         $20,710
Feb. 98        $16,479                         $22,458
Mar. 98        $18,051                         $24,304
Apr. 98        $18,765                         $24,953
May 98         $19,752                         $26,448
Jun. 98        $19,239                         $25,805
Jul. 98        $19,310                         $26,350
Aug. 98        $17,284                         $22,772
Sep. 98        $16,469                         $21,633
Oct. 98        $16,941                         $22,907
Nov. 98        $17,546                         $23,725
Dec. 98        $17,702                         $24,574
Jan. 99        $16,792                         $24,075
Feb. 99        $16,470                         $23,214
Mar. 99        $16,216                         $23,019
Apr. 99        $16,688                         $23,774
May 99         $16,505                         $23,334
Jun. 99        $16,609                         $23,679
Jul. 99        $16,977                         $24,167
Aug. 99        $17,081                         $24,539
Sep. 99        $17,139                         $24,360
Oct. 99        $16,885                         $24,243
Nov. 99        $16,448                         $24,779
Dec. 99        $17,229                         $27,544
Jan. 00        $16,916                         $26,847
Feb. 00        $18,034                         $29,124
Mar. 00        $18,061                         $28,737
Apr. 00        $17,147                         $26,915
May 00         $17,651                         $26,901
Jun. 00        $18,347                         $27,843
Jul. 00        $17,950                         $27,567
Aug. 00        $17,965                         $27,672
Sep. 00        $17,596                         $26,216
Oct. 00        $16,805                         $24,869
Nov. 00        $16,818                         $23,852
Dec. 00        $17,965                         $25,538
Jan. 01        $18,441                         $26,059
Feb. 01        $18,139                         $24,678
Mar. 01        $16,707                         $22,198
Apr. 01        $17,327                         $23,421
May 01         $17,105                         $22,751
Jun. 01        $16,580                         $21,636
Jul. 01        $16,803                         $21,524
Aug. 01        $16,913                         $21,231
Sep. 01        $14,752                         $17,927
Oct. 01        $15,197                         $18,946
Nov. 01        $15,833                         $20,082

    ANNUALIZED                      ONE             FIVE          TEN
    TOTAL RETURN (%)               YEAR            YEARS         YEARS
    --------------------------------------------------------------------
                                   -6.80            3.81          4.70

- THE PORTFOLIO SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN THE CONTINENTAL SMALL COMPANY SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, IRELAND, ITALY, THE NETHERLANDS, NORWAY, SPAIN, SWEDEN, AND SWITZERLAND.

- PRIOR TO AUGUST 9, 1996, THE PORTFOLIO INVESTED DIRECTLY IN CONTINENTAL SMALL COMPANY STOCKS.

Past performance is not predictive of future performance.

The returns shown since July 1995 reflect a reimbursement fee of 1% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown to not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-Europe ex. United Kingdom is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EPAC
JANUARY 1995-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA INTERNATIONAL    SALOMON SMITH
          SMALL CAP VALUE    BARNEY EXTENDED
             PORTFOLIO      MARKET INDEX-EPAC
                    $9,900            $10,000
Jan. 95             $9,831             $9,680
Feb. 95             $9,682             $9,522
Mar. 95             $9,999             $9,925
Apr. 95            $10,256            $10,223
May 95             $10,068            $10,028
Jun. 95             $9,880             $9,894
Jul. 95            $10,266            $10,481
Aug. 95            $10,009            $10,209
Sep. 95             $9,860            $10,288
Oct. 95             $9,544             $9,995
Nov. 95             $9,632            $10,088
Dec. 95            $10,015            $10,478
Jan. 96            $10,214            $10,663
Feb. 96            $10,324            $10,823
Mar. 96            $10,463            $11,074
Apr. 96            $11,010            $11,660
May 96             $11,070            $11,559
Jun. 96            $10,920            $11,581
Jul. 96            $10,472            $11,146
Aug. 96            $10,422            $11,229
Sep. 96            $10,422            $11,285
Oct. 96            $10,293            $11,200
Nov. 96            $10,402            $11,364
Dec. 96            $10,109            $11,157
Jan. 97             $9,859            $10,859
Feb. 97             $9,942            $11,058
Mar. 97             $9,858            $10,935
Apr. 97             $9,630            $10,772
May 97             $10,274            $11,452
Jun. 97            $10,430            $11,724
Jul. 97            $10,025            $11,495
Aug. 97             $9,568            $10,979
Sep. 97             $9,391            $11,123
Oct. 97             $9,017            $10,687
Nov. 97             $8,259            $10,260
Dec. 97             $7,812            $10,010
Jan. 98             $8,372            $10,478
Feb. 98             $9,205            $11,255
Mar. 98             $9,392            $11,784
Apr. 98             $9,228            $11,878
May 98              $9,140            $12,153
Jun. 98             $8,877            $11,810
Jul. 98             $8,603            $11,781
Aug. 98             $7,659            $10,401
Sep. 98             $7,461            $10,087
Oct. 98             $7,922            $10,807
Nov. 98             $8,273            $11,162
Dec. 98             $8,225            $11,425
Jan. 99             $8,053            $11,380
Feb. 99             $7,950            $11,170
Mar. 99             $8,419            $11,569
Apr. 99             $9,290            $12,163
May 99              $9,210            $11,838
Jun. 99             $9,817            $12,238
Jul. 99            $10,138            $12,709
Aug. 99            $10,184            $12,904
Sep. 99            $10,127            $12,863
Oct. 99             $9,943            $12,756
Nov. 99             $9,726            $13,204
Dec. 99             $9,791            $14,049
Jan. 00             $9,638            $13,686
Feb. 00             $9,403            $14,175
Mar. 00             $9,767            $14,297
Apr. 00             $9,156            $13,397
May 00              $9,297            $13,171
Jun. 00            $10,107            $14,023
Jul. 00             $9,731            $13,531
Aug. 00             $9,907            $13,890
Sep. 00             $9,590            $13,199
Oct. 00             $9,086            $12,484
Nov. 00             $9,203            $12,021
Dec. 00             $9,487            $12,492
Jan. 01             $9,748            $12,604
Feb. 01             $9,848            $12,132
Mar. 01             $9,338            $11,157
Apr. 01            $10,034            $11,931
May 01             $10,084            $11,873
Jun. 01             $9,998            $11,432
Jul. 01             $9,774            $11,132
Aug. 01             $9,985            $11,124
Sep. 01             $8,891             $9,684
Oct. 01             $9,139            $10,092
Nov. 01             $9,189            $10,457

    ANNUALIZED                      ONE               FIVE               FROM
    TOTAL RETURN (%)               YEAR               YEARS          JANUARY 1995
    -----------------------------------------------------------------------------
                                   -0.83              -2.59             -1.22

- THIS PORTFOLIO INVESTS IN COMPANIES WITH MARKET CAPITALIZATIONS NO LARGER THAN $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF SMALL PUBLICLY TRADED INTERNATIONAL COMPANIES. COUNTRY WEIGHTINGS ARE DETERMINED FIRST BY USING REGIONAL TARGET WEIGHTS, CURRENTLY 35% IN JAPAN, 15% IN THE PACIFIC RIM, 35% IN CONTINENTAL EUROPE, 15% IN THE UNITED KINGDOM. WITHIN MULTIPLE COUNTRY REGIONS, COUNTRY WEIGHTS ARE RELATIVE TO THE SIZE OF SMALL CAP MARKETS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown since April 1998 reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. From July 1995 to March 1998, the reimbursement fee was 0.7%. Prior to July 1995, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-EPAC is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MAY 1994-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

                             MSCI EMERGING
         EMERGING MARKETS     MARKETS FREE
            PORTFOLIO      INDEX (PRICE-ONLY)
                   $9,850             $10,000
May 94             $9,998             $10,320
Jun. 94           $10,047             $10,018
Jul. 94           $10,775             $10,635
Aug. 94           $11,741             $11,942
Sep. 94           $11,859             $12,066
Oct. 94           $11,505             $11,832
Nov. 94           $11,131             $11,204
Dec. 94           $10,323             $10,296
Jan. 95            $9,367              $9,194
Feb. 95            $9,308              $8,950
Mar. 95            $9,712              $8,985
Apr. 95           $10,185              $9,371
May 95            $10,904              $9,844
Jun. 95           $10,963              $9,853
Jul. 95           $11,396             $10,059
Aug. 95           $10,963              $9,809
Sep. 95           $10,755              $9,749
Oct. 95           $10,381              $9,367
Nov. 95           $10,243              $9,191
Dec. 95           $10,544              $9,581
Jan. 96           $11,672             $10,253
Feb. 96           $11,425             $10,073
Mar. 96           $11,514             $10,133
Apr. 96           $11,841             $10,502
May 96            $11,841             $10,429
Jun. 96           $11,930             $10,472
Jul. 96           $10,910              $9,738
Aug. 96           $11,216              $9,973
Sep. 96           $11,454             $10,045
Oct. 96           $11,196              $9,770
Nov. 96           $11,593              $9,922
Dec. 96           $11,746              $9,954
Jan. 97           $12,933             $10,624
Feb. 97           $13,092             $11,072
Mar 97            $12,723             $10,754
Apr. 97           $12,235             $10,735
May. 97           $12,833             $11,014
Jun. 97           $13,362             $11,580
Jul. 97           $13,371             $11,729
Aug. 97           $11,425             $10,223
Sep. 97           $11,894             $10,490
Oct. 97           $10,128              $8,760
Nov. 97            $9,589              $8,435
Dec. 97            $9,524              $8,619
Jan. 98            $9,339              $7,936
Feb. 98           $10,253              $8,760
Mar. 98           $10,613              $9,111
Apr. 98           $10,438              $8,994
May 98             $9,236              $7,734
Jun. 98            $8,403              $6,907
Jul. 98            $8,753              $7,101
Aug. 98            $6,534              $5,022
Sep. 98            $6,554              $5,326
Oct. 98            $7,612              $5,880
Nov. 98            $8,383              $6,363
Dec. 98            $8,625              $6,247
Jan. 99            $8,417              $6,142
Feb. 99            $8,500              $6,197
Mar. 99            $9,270              $6,994
Apr. 99           $10,922              $7,849
May 99            $10,902              $7,779
Jun. 99           $11,972              $8,646
Jul. 99           $11,785              $8,398
Aug. 99           $11,734              $8,468
Sep. 99           $11,349              $8,171
Oct. 99           $11,786              $8,338
Nov. 99           $12,856              $9,082
Dec. 99           $14,810             $10,226
Jan. 00           $14,580             $10,267
Feb. 00           $14,192             $10,399
Mar. 00           $14,276             $10,433
Apr. 00           $13,355              $9,430
May 00            $12,613              $9,020
Jun. 00           $12,864              $9,308
Jul. 00           $12,110              $8,819
Aug. 00           $12,236              $8,849
Sep. 00           $11,356              $8,065
Oct. 00           $10,634              $7,477
Nov. 00            $9,964              $6,819
Dec. 00           $10,493              $6,974
Jan. 01           $11,577              $7,919
Feb. 01           $10,525              $7,293
Mar. 01            $9,483              $6,543
Apr. 01            $9,893              $6,847
May 01             $9,966              $6,907
Jun. 01            $9,756              $6,747
Jul. 01            $9,409              $6,303
Aug. 01            $9,493              $6,230
Sep. 01            $7,945              $5,253
Oct. 01            $8,177              $5,576
Nov. 01            $9,071              $6,152

    ANNUALIZED                      ONE             FIVE          FROM
    TOTAL RETURN (%)               YEAR            YEARS        MAY 1994
    ---------------------------------------------------------------------
                                   -9.42           -4.88          -1.28

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY. HOWEVER, GREECE WAS RECLASSIFIED AS A DEVELOPED MARKET ON MAY 31, 2001, AND POSITIONS IN GREEK SECURITIES WERE GRADUALLY REDUCED IN THE LATTER HALF OF THE YEAR.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MARCH 1998-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         EMERGING MARKETS    MSCI EMERGING
            SMALL CAP         MARKETS FREE
            PORTFOLIO      INDEX (PRICE-ONLY)
                   $9,900             $10,000
Mar. 98           $10,385             $10,400
Apr. 98           $10,643             $10,267
May 98             $9,959              $8,828
Jun. 98            $9,326              $7,885
Jul. 98            $9,554              $8,106
Aug. 98            $7,366              $5,733
Sep. 98            $7,079              $6,080
Oct. 98            $7,970              $6,712
Nov. 98            $8,999              $7,264
Dec. 98            $9,301              $7,131
Jan. 99            $8,899              $7,011
Feb. 99            $8,888              $7,074
Mar. 99            $9,743              $7,984
Apr. 99           $11,824              $8,960
May 99            $12,235              $8,880
Jun. 99           $13,749              $9,870
Jul. 99           $13,666              $9,586
Aug. 99           $13,923              $9,667
Sep. 99           $13,748              $9,328
Oct. 99           $14,201              $9,518
Nov. 99           $15,323             $10,368
Dec. 99           $17,239             $11,673
Jan. 00           $17,568             $11,720
Feb. 00           $17,343             $11,871
Mar. 00           $17,291             $11,910
Apr. 00           $16,029             $10,764
May 00            $15,147             $10,296
Jun. 00           $15,112             $10,626
Jul. 00           $14,611             $10,067
Aug. 00           $14,558             $10,102
Sep. 00           $13,642              $9,207
Oct. 00           $12,554              $8,535
Nov. 00           $11,741              $7,784
Dec. 00           $11,751              $7,961
Jan. 01           $12,409              $9,040
Feb. 01           $11,631              $8,325
Mar. 01           $10,674              $7,469
Apr. 01           $10,953              $7,816
May 01            $11,073              $7,884
Jun. 01           $11,093              $7,701
Jul. 01           $10,893              $7,195
Aug. 01           $10,813              $7,112
Sep. 01            $9,158              $5,996
Oct. 01            $9,617              $6,365
Nov. 01           $10,634              $7,022

    ANNUALIZED                      ONE               FROM
    TOTAL RETURN (%)                YEAR           MARCH 1998
    ---------------------------------------------------------
                                   -10.34             1.65

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SMALL CAP SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY. HOWEVER, GREECE WAS RECLASSIFIED AS A DEVELOPED MARKET ON MAY 31, 2001, AND POSITIONS IN GREEK SECURITIES WERE GRADUALLY REDUCED IN THE LATTER HALF OF THE YEAR.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
THREE-MONTH U.S. TREASURY BILL INDEX
DECEMBER 1991-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA ONE-YEAR   THREE-MONTH
         FIXED INCOME  U.S. TREASURY
          PORTFOLIO     BILL INDEX
              $10,000        $10,000
Dec. 91       $10,097        $10,048
Jan. 92       $10,130        $10,083
Feb. 92       $10,164        $10,112
Mar. 92       $10,185        $10,148
Apr. 92       $10,252        $10,189
May 92        $10,305        $10,223
Jun. 92       $10,373        $10,259
Jul. 92       $10,450        $10,299
Aug. 92       $10,501        $10,329
Sep. 92       $10,569        $10,364
Oct. 92       $10,575        $10,386
Nov. 92       $10,564        $10,412
Dec. 92       $10,621        $10,444
Jan. 93       $10,687        $10,474
Feb. 93       $10,731        $10,499
Mar. 93       $10,782        $10,525
Apr. 93       $10,833        $10,552
May 93        $10,841        $10,575
Jun. 93       $10,887        $10,607
Jul. 93       $10,919        $10,634
Aug. 93       $10,971        $10,664
Sep. 93       $11,011        $10,693
Oct. 93       $11,032        $10,717
Nov. 93       $11,052        $10,744
Dec. 93       $11,088        $10,777
Jan. 94       $11,144        $10,808
Feb. 94       $11,122        $10,828
Mar. 94       $11,117        $10,860
Apr. 94       $11,110        $10,887
May 94        $11,134        $10,920
Jun. 94       $11,171        $10,964
Jul. 94       $11,236        $11,004
Aug. 94       $11,279        $11,042
Sep. 94       $11,298        $11,083
Oct. 94       $11,336        $11,131
Nov. 94       $11,328        $11,175
Dec. 94       $11,362        $11,231
Jan. 95       $11,468        $11,287
Feb. 95       $11,577        $11,342
Mar. 95       $11,648        $11,399
Apr. 95       $11,724        $11,453
May 95        $11,848        $11,512
Jun. 95       $11,914        $11,571
Jul. 95       $11,976        $11,627
Aug. 95       $12,036        $11,685
Sep. 95       $12,089        $11,736
Oct. 95       $12,153        $11,791
Nov. 95       $12,210        $11,845
Dec. 95       $12,268        $11,910
Jan. 96       $12,320        $11,964
Feb. 96       $12,369        $12,012
Mar. 96       $12,423        $12,057
Apr. 96       $12,465        $12,109
May 96        $12,506        $12,162
Jun. 96       $12,573        $12,212
Jul. 96       $12,630        $12,267
Aug. 96       $12,691        $12,322
Sep. 96       $12,766        $12,380
Oct. 96       $12,858        $12,433
Nov. 96       $12,932        $12,486
Dec. 96       $12,976        $12,541
Jan. 97       $13,040        $12,599
Feb. 97       $13,093        $12,648
Mar. 97       $13,116        $12,701
Apr. 97       $13,202        $12,762
May 97        $13,266        $12,827
Jun. 97       $13,344        $12,875
Jul. 97       $13,435        $12,933
Aug. 97       $13,474        $12,988
Sep. 97       $13,553        $13,048
Oct. 97       $13,632        $13,104
Nov. 97       $13,673        $13,155
Dec. 97       $13,753        $13,212
Jan. 98       $13,834        $13,274
Feb. 98       $13,880        $13,322
Mar. 98       $13,949        $13,384
Apr. 98       $14,001        $13,445
May 98        $14,078        $13,501
Jun. 98       $14,132        $13,558
Jul. 98       $14,212        $13,618
Aug. 98       $14,276        $13,680
Sep. 98       $14,342        $13,750
Oct. 98       $14,392        $13,804
Nov. 98       $14,455        $13,849
Dec. 98       $14,535        $13,905
Jan. 99       $14,591        $13,955
Feb. 99       $14,627        $13,995
Mar. 99       $14,700        $14,052
Apr. 99       $14,763        $14,103
May 99        $14,794        $14,158
Jun. 99       $14,856        $14,217
Jul. 99       $14,904        $14,276
Aug. 99       $14,926        $14,333
Sep. 99       $15,006        $14,397
Oct. 99       $15,074        $14,454
Nov. 99       $15,146        $14,511
Dec. 99       $15,202        $14,577
Jan. 00       $15,233        $14,639
Feb. 00       $15,329        $14,704
Mar. 00       $15,405        $14,780
Apr. 00       $15,461        $14,850
May 00        $15,523        $14,940
Jun. 00       $15,634        $15,004
Jul. 00       $15,738        $15,072
Aug. 00       $15,834        $15,150
Sep. 00       $15,952        $15,231
Oct. 00       $16,031        $15,310
Nov. 00       $16,128        $15,394
Dec. 00       $16,224        $15,479
Jan. 01       $16,335        $15,581
Feb. 01       $16,419        $15,640
Mar. 01       $16,481        $15,712
Apr. 01       $16,562        $15,781
May 01        $16,618        $15,843
Jun. 01       $16,670        $15,889
Jul. 01       $16,765        $15,941
Aug. 01       $16,840        $15,994
Sep. 01       $17,012        $16,062
Oct. 01       $17,112        $16,104
Nov. 01       $17,128        $16,140

    ANNUALIZED                   ONE           FIVE          TEN
    TOTAL RETURN (%)             YEAR         YEARS         YEARS
    ---------------------------------------------------------------
                                 6.20          5.78          5.53

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY INVESTING IN THE DFA ONE-YEAR FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH USES A STRATEGY OF SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVEL ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN HIGH QUALITY OBLIGATIONS, INCLUDING BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, CORPORATE DEBT OBLIGATIONS AND COMMERICAL PAPER OF U.S. AS WELL AS NON-U.S. ISSUERS. AVERAGE MATURITY IS MAINTAINED UNDER ONE YEAR WITH NO INDIVIDUAL ISSUE LONGER THAN TWO YEARS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Three-Month U.S. Treasury Bill Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
MARCH 1996-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

           DFA TWO-YEAR       MERRILL LYNCH
           GLOBAL FIXED    1-3 YEAR GOVERNMENT/
         INCOME PORTFOLIO    CORPORATE INDEX
                  $10,000               $10,000
Mar. 96           $10,046                $9,993
Apr. 96           $10,096               $10,002
May 96            $10,147               $10,023
Jun. 96           $10,184               $10,096
Jul. 96           $10,256               $10,137
Aug. 96           $10,357               $10,172
Sep. 96           $10,429               $10,265
Oct. 96           $10,520               $10,381
Nov. 96           $10,592               $10,461
Dec. 96           $10,635               $10,462
Jan. 97           $10,709               $10,511
Feb. 97           $10,750               $10,536
Mar. 97           $10,747               $10,534
Apr. 97           $10,811               $10,620
May 97            $10,884               $10,694
Jun. 97           $10,962               $10,767
Jul. 97           $11,016               $10,887
Aug. 97           $11,059               $10,898
Sep. 97           $11,128               $10,981
Oct. 97           $11,171               $11,061
Nov. 97           $11,204               $11,087
Dec. 97           $11,260               $11,163
Jan. 98           $11,351               $11,271
Feb. 98           $11,396               $11,282
Mar. 98           $11,458               $11,331
Apr. 98           $11,492               $11,385
May 98            $11,561               $11,448
Jun. 98           $11,603               $11,507
Jul. 98           $11,661               $11,562
Aug. 98           $11,741               $11,698
Sep. 98           $11,814               $11,850
Oct. 98           $11,872               $11,902
Nov. 98           $11,918               $11,890
Dec. 98           $11,988               $11,936
Jan. 99           $12,047               $11,987
Feb. 99           $12,094               $11,935
Mar. 99           $12,149               $12,022
Apr. 99           $12,196               $12,064
May 99            $12,219               $12,057
Jun. 99           $12,269               $12,094
Jul. 99           $12,294               $12,127
Aug. 99           $12,342               $12,159
Sep. 99           $12,405               $12,241
Oct. 99           $12,429               $12,277
Nov. 99           $12,478               $12,304
Dec. 99           $12,537               $12,326
Jan. 00           $12,562               $12,323
Feb. 00           $12,638               $12,406
Mar. 00           $12,693               $12,479
Apr. 00           $12,745               $12,508
May 00            $12,783               $12,553
Jun. 00           $12,860               $12,690
Jul. 00           $12,925               $12,776
Aug. 00           $13,003               $12,874
Sep. 00           $13,091               $12,975
Oct. 00           $13,157               $13,036
Nov. 00           $13,249               $13,164
Dec. 00           $13,347               $13,321
Jan. 01           $13,444               $13,500
Feb. 01           $13,499               $13,589
Mar. 01           $13,560               $13,709
Apr. 01           $13,616               $13,747
May 01            $13,658               $13,835
Jun. 01           $13,708               $13,888
Jul. 01           $13,793               $14,057
Aug. 01           $13,864               $14,146
Sep. 01           $14,043               $14,369
Oct. 01           $14,156               $14,511
Nov. 01           $14,142               $14,474

      ANNUALIZED                   ONE           FIVE           FROM
      TOTAL RETURN (%)             YEAR         YEARS        MARCH 1996
      -----------------------------------------------------------------
                                   6.74          5.95           6.21

- THE PORTFOLIO INVESTS IN THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES OF THE DFA INVESTMENT TRUST COMPANY, WHICH IN TURN SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA FIVE-YEAR GOVERNMENT PORTFOLIO VS.
LEHMAN INTERMEDIATE GOVERNMENT INDEX
DECEMBER 1991-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

         DFA FIVE-YEAR
          GOVERNMENT    LEHMAN INTERMEDIATE
           PORTFOLIO     GOVERNMENT INDEX
               $10,000              $10,000
Dec. 91        $10,262              $10,243
Jan. 92        $10,139              $10,145
Feb. 92        $10,161              $10,176
Mar. 92        $10,100              $10,135
Apr. 92        $10,215              $10,227
May 92         $10,375              $10,379
Jun. 92        $10,567              $10,528
Jul. 92        $10,804              $10,731
Aug. 92        $10,942              $10,840
Sep. 92        $11,122              $10,990
Oct. 92        $10,934              $10,858
Nov. 92        $10,859              $10,813
Dec. 92        $11,011              $10,953
Jan. 93        $11,225              $11,156
Feb. 93        $11,398              $11,320
Mar. 93        $11,446              $11,362
Apr. 93        $11,546              $11,451
May 93         $11,495              $11,420
Jun. 93        $11,677              $11,586
Jul. 93        $11,680              $11,609
Aug. 93        $11,902              $11,782
Sep. 93        $11,947              $11,830
Oct. 93        $11,975              $11,859
Nov. 93        $11,887              $11,800
Dec. 93        $11,925              $11,849
Jan. 94        $12,070              $11,966
Feb. 94        $11,852              $11,802
Mar. 94        $11,645              $11,630
Apr. 94        $11,527              $11,554
May 94         $11,545              $11,562
Jun. 94        $11,538              $11,565
Jul. 94        $11,693              $11,716
Aug. 94        $11,727              $11,750
Sep. 94        $11,608              $11,653
Oct. 94        $11,605              $11,655
Nov. 94        $11,516              $11,604
Dec. 94        $11,549              $11,642
Jan. 95        $11,681              $11,832
Feb. 95        $11,805              $12,060
Mar. 95        $11,864              $12,126
Apr. 95        $11,951              $12,267
May 95         $12,173              $12,613
Jun. 95        $12,242              $12,694
Jul. 95        $12,291              $12,700
Aug. 95        $12,382              $12,804
Sep. 95        $12,443              $12,890
Oct. 95        $12,530              $13,032
Nov. 95        $12,593              $13,191
Dec. 95        $12,653              $13,321
Jan. 96        $12,714              $13,433
Feb. 96        $12,765              $13,291
Mar. 96        $12,803              $13,230
Apr. 96        $12,829              $13,191
May 96         $12,866              $13,185
Jun. 96        $12,982              $13,319
Jul. 96        $13,021              $13,361
Aug. 96        $13,047              $13,375
Sep. 96        $13,203              $13,548
Oct. 96        $13,399              $13,770
Nov. 96        $13,542              $13,937
Dec. 96        $13,489              $13,861
Jan. 97        $13,543              $13,914
Feb. 97        $13,557              $13,936
Mar. 97        $13,516              $13,857
Apr. 97        $13,638              $14,013
May 97         $13,732              $14,123
Jun. 97        $13,832              $14,244
Jul. 97        $14,010              $14,506
Aug. 97        $14,010              $14,451
Sep. 97        $14,121              $14,609
Oct. 97        $14,231              $14,780
Nov. 97        $14,272              $14,812
Dec. 97        $14,351              $14,932
Jan. 98        $14,437              $15,126
Feb. 98        $14,493              $15,110
Mar. 98        $14,564              $15,156
Apr. 98        $14,621              $15,229
May 98         $14,693              $15,334
Jun. 98        $14,746              $15,437
Jul. 98        $14,818              $15,496
Aug. 98        $14,876              $15,788
Sep. 98        $14,949              $16,156
Oct. 98        $15,007              $16,184
Nov. 98        $15,065              $16,134
Dec. 98        $15,130              $16,197
Jan. 99        $15,191              $16,269
Feb. 99        $15,236              $16,047
Mar. 99        $15,311              $16,152
Apr. 99        $15,371              $16,196
May 99         $15,371              $16,097
Jun. 99        $15,424              $16,121
Jul. 99        $15,455              $16,123
Aug. 99        $15,486              $16,146
Sep. 99        $15,593              $16,284
Oct. 99        $15,638              $16,317
Nov. 99        $15,684              $16,328
Dec. 99        $15,702              $16,278
Jan. 00        $15,718              $16,222
Feb. 00        $15,828              $16,357
Mar. 00        $15,876              $16,544
Apr. 00        $15,939              $16,537
May 00         $15,987              $16,582
Jun. 00        $16,150              $16,845
Jul. 00        $16,247              $16,956
Aug. 00        $16,361              $17,146
Sep. 00        $16,490              $17,296
Oct. 00        $16,554              $17,415
Nov. 00        $16,650              $17,671
Dec. 00        $16,765              $17,982
Jan. 01        $16,899              $18,221
Feb. 01        $16,967              $18,389
Mar. 01        $17,050              $18,521
Apr. 01        $17,099              $18,462
May 01         $17,183              $18,537
Jun. 01        $17,161              $18,597
Jul. 01        $17,451              $18,945
Aug. 01        $17,622              $19,113
Sep. 01        $18,015              $19,522
Oct. 01        $18,289              $19,827
Nov. 01        $18,016              $19,603

      ANNUALIZED                   ONE           FIVE          TEN
      TOTAL RETURN (%)             YEAR         YEARS         YEARS
      ---------------------------------------------------------------
                                   8.20          5.88          6.06

- THE PORTFOLIO MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES WITH A MAXIMUM MATURITY OF FIVE YEARS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Intermediate Government Index courtesy of Lehman Brothers, Inc.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
LEHMAN AGGREGATE INDEX
DECEMBER 1991-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

          DFA FIVE-YEAR
           GLOBAL FIXED        LEHMAN
         INCOME PORTFOLIO  AGGREGATE INDEX
                  $10,000          $10,000
Dec. 91           $10,267          $10,297
Jan. 92           $10,138          $10,157
Feb. 92           $10,161          $10,223
Mar. 92           $10,098          $10,166
Apr. 92           $10,189          $10,239
May 92            $10,344          $10,432
Jun. 92           $10,519          $10,576
Jul. 92           $10,743          $10,792
Aug. 92           $10,870          $10,901
Sep. 92           $11,040          $11,031
Oct. 92           $10,872          $10,884
Nov. 92           $10,800          $10,886
Dec. 92           $10,933          $11,059
Jan. 93           $11,127          $11,272
Feb. 93           $11,295          $11,469
Mar. 93           $11,323          $11,517
Apr. 93           $11,328          $11,598
May 93            $11,321          $11,613
Jun. 93           $11,538          $11,823
Jul. 93           $11,636          $11,891
Aug. 93           $11,853          $12,099
Sep. 93           $11,881          $12,131
Oct. 93           $12,003          $12,176
Nov. 93           $12,035          $12,073
Dec. 93           $12,197          $12,138
Jan. 94           $12,278          $12,302
Feb. 94           $11,995          $12,088
Mar. 94           $11,695          $11,789
Apr. 94           $11,619          $11,695
May 94            $11,529          $11,694
Jun. 94           $11,427          $11,669
Jul. 94           $11,512          $11,901
Aug. 94           $11,600          $11,916
Sep. 94           $11,544          $11,740
Oct. 94           $11,566          $11,730
Nov. 94           $11,685          $11,704
Dec. 94           $11,669          $11,785
Jan. 95           $11,764          $12,018
Feb. 95           $11,937          $12,304
Mar. 95           $12,174          $12,379
Apr. 95           $12,340          $12,553
May 95            $12,642          $13,038
Jun. 95           $12,666          $13,133
Jul. 95           $12,777          $13,105
Aug. 95           $12,867          $13,263
Sep. 95           $13,049          $13,392
Oct. 95           $13,182          $13,566
Nov. 95           $13,467          $13,769
Dec. 95           $13,543          $13,962
Jan. 96           $13,656          $14,054
Feb. 96           $13,512          $13,810
Mar. 96           $13,612          $13,713
Apr. 96           $13,691          $13,636
May 96            $13,824          $13,609
Jun. 96           $13,875          $13,791
Jul. 96           $13,996          $13,829
Aug. 96           $14,210          $13,805
Sep. 96           $14,464          $14,045
Oct. 96           $14,735          $14,357
Nov. 96           $14,965          $14,603
Dec. 96           $15,002          $14,467
Jan. 97           $15,131          $14,512
Feb. 97           $15,275          $14,548
Mar. 97           $15,171          $14,386
Apr. 97           $15,288          $14,602
May 97            $15,404          $14,741
Jun. 97           $15,641          $14,916
Jul. 97           $15,832          $15,319
Aug. 97           $15,862          $15,189
Sep. 97           $16,010          $15,414
Oct. 97           $16,069          $15,637
Nov. 97           $16,143          $15,709
Dec. 97           $16,249          $15,868
Jan. 98           $16,410          $16,071
Feb. 98           $16,524          $16,058
Mar. 98           $16,628          $16,113
Apr. 98           $16,693          $16,196
May 98            $16,823          $16,350
Jun. 98           $16,897          $16,489
Jul. 98           $17,012          $16,524
Aug. 98           $17,158          $16,793
Sep. 98           $17,366          $17,186
Oct. 98           $17,480          $17,095
Nov. 98           $17,562          $17,193
Dec. 98           $17,610          $17,244
Jan. 99           $17,761          $17,367
Feb. 99           $17,813          $17,063
Mar. 99           $17,945          $17,157
Apr. 99           $18,063          $17,211
May 99            $18,063          $17,060
Jun. 99           $17,985          $17,005
Jul. 99           $18,003          $16,934
Aug. 99           $18,055          $16,925
Sep. 99           $18,131          $17,122
Oct. 99           $18,131          $17,185
Nov. 99           $18,200          $17,183
Dec. 99           $18,264          $17,101
Jan. 00           $18,300          $17,045
Feb. 00           $18,390          $17,251
Mar. 00           $18,504          $17,478
Apr. 00           $18,595          $17,428
May 00            $18,630          $17,419
Jun. 00           $18,744          $17,781
Jul. 00           $18,852          $17,943
Aug. 00           $18,943          $18,203
Sep. 00           $19,070          $18,318
Oct. 00           $19,200          $18,439
Nov. 00           $19,309          $18,741
Dec. 00           $19,479          $19,090
Jan. 01           $19,633          $19,401
Feb. 01           $19,729          $19,570
Mar. 01           $19,834          $19,668
Apr. 01           $19,891          $19,585
May 01            $19,969          $19,703
Jun. 01           $19,983          $19,778
Jul. 01           $20,139          $20,221
Aug. 01           $20,296          $20,453
Sep. 01           $20,606          $20,690
Oct. 01           $20,862          $21,123
Nov. 01           $20,703          $20,831

      ANNUALIZED                   ONE           FIVE          TEN
      TOTAL RETURN (%)             YEAR         YEARS         YEARS
      ---------------------------------------------------------------
                                   7.22          6.71          7.55

- THE PORTFOLIO INVESTS IN U.S. AND INTERNATIONAL GOVERNMENT BONDS, DEBT GUARANTEED BY FOREIGN GOVERNMENTS, HIGH QUALITY CORPORATE DEBT, BANK OBLIGATIONS, AND DEBT OF SUPRANATIONAL ISSUERS WITH MATURITIES OF 5 YEARS OR LESS. ELIGIBLE COUNTRIES INCLUDE THE UNITED STATES, CANADA, UNITED KINGDOM, GERMANY, JAPAN, FRANCE, AUSTRALIA, THE NETHERLANDS, SWEDEN AND DENMARK. THE PORTFOLIO IS DIVERSIFIED ACROSS COUNTRIES. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED HORIZON RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE MATURITY RANGE WITH THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED ONLY IF SUFFICIENT PREMIUMS WARRANT IT. COUNTRY WEIGHTING IS INCREASED OR REDUCED BASED ON EXPECTED RETURNS. THE PORTFOLIO MAY BE CONCENTRATED IN THE U.S. IF INTERNATIONAL CURVES ARE INVERTED.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
LEHMAN GOVERNMENT INDEX
DECEMBER 1991-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

         DFA INTERMEDIATE
         GOVERNMENT FIXED       LEHMAN
         INCOME PORTFOLIO  GOVERNMENT INDEX
                  $10,000           $10,000
Dec. 91           $10,354           $10,341
Jan. 92           $10,147           $10,180
Feb. 92           $10,160           $10,219
Mar. 92           $10,089           $10,160
Apr. 92           $10,203           $10,224
May 92            $10,380           $10,413
Jun. 92           $10,585           $10,562
Jul. 92           $10,904           $10,828
Aug. 92           $11,050           $10,929
Sep. 92           $11,238           $11,083
Oct. 92           $11,035           $10,924
Nov. 92           $10,970           $10,905
Dec. 92           $11,141           $11,088
Jan. 93           $11,410           $11,324
Feb. 93           $11,685           $11,551
Mar. 93           $11,757           $11,589
Apr. 93           $11,852           $11,678
May 93            $11,845           $11,665
Jun. 93           $12,117           $11,924
Jul. 93           $12,152           $11,997
Aug. 93           $12,422           $12,265
Sep. 93           $12,523           $12,311
Oct. 93           $12,548           $12,358
Nov. 93           $12,379           $12,222
Dec. 93           $12,437           $12,270
Jan. 94           $12,610           $12,438
Feb. 94           $12,323           $12,174
Mar. 94           $12,023           $11,900
Apr. 94           $11,873           $11,806
May 94            $11,859           $11,791
Jun. 94           $11,821           $11,764
Jul. 94           $12,025           $11,980
Aug. 94           $12,065           $11,983
Sep. 94           $11,872           $11,814
Oct. 94           $11,856           $11,805
Nov. 94           $11,796           $11,784
Dec. 94           $11,848           $11,856
Jan. 95           $12,065           $12,077
Feb. 95           $12,383           $12,336
Mar. 95           $12,448           $12,414
Apr. 95           $12,642           $12,576
May 95            $13,194           $13,083
Jun. 95           $13,302           $13,184
Jul. 95           $13,236           $13,135
Aug. 95           $13,389           $13,289
Sep. 95           $13,503           $13,417
Oct. 95           $13,692           $13,620
Nov. 95           $13,926           $13,833
Dec. 95           $14,109           $14,029
Jan. 96           $14,222           $14,115
Feb. 96           $13,959           $13,827
Mar. 96           $13,792           $13,712
Apr. 96           $13,666           $13,624
May 96            $13,615           $13,601
Jun. 96           $13,799           $13,777
Jul. 96           $13,825           $13,811
Aug. 96           $13,786           $13,781
Sep. 96           $14,034           $14,010
Oct. 96           $14,360           $14,318
Nov. 96           $14,620           $14,567
Dec. 96           $14,443           $14,418
Jan. 97           $14,469           $14,434
Feb. 97           $14,482           $14,454
Mar. 97           $14,304           $14,301
Apr. 97           $14,506           $14,507
May 97            $14,641           $14,632
Jun. 97           $14,799           $14,796
Jul. 97           $15,249           $15,216
Aug. 97           $15,058           $15,065
Sep. 97           $15,303           $15,291
Oct. 97           $15,580           $15,556
Nov. 97           $15,608           $15,635
Dec. 97           $15,766           $15,799
Jan. 98           $16,036           $16,036
Feb. 98           $16,007           $15,993
Mar. 98           $16,031           $16,038
Apr. 98           $16,103           $16,110
May 98            $16,275           $16,276
Jun. 98           $16,414           $16,462
Jul. 98           $16,443           $16,486
Aug. 98           $16,864           $16,915
Sep. 98           $17,529           $17,372
Oct. 98           $17,381           $17,312
Nov. 98           $17,338           $17,318
Dec. 98           $17,426           $17,356
Jan. 99           $17,487           $17,456
Feb. 99           $16,975           $17,041
Mar. 99           $17,101           $17,107
Apr. 99           $17,116           $17,147
May 99            $16,873           $16,996
Jun. 99           $16,805           $16,962
Jul. 99           $16,760           $16,936
Aug. 99           $16,730           $16,936
Sep. 99           $16,905           $17,074
Oct. 99           $16,921           $17,101
Nov. 99           $16,921           $17,077
Dec. 99           $16,804           $16,966
Jan. 00           $16,693           $16,990
Feb. 00           $16,853           $17,231
Mar. 00           $17,069           $17,534
Apr. 00           $16,972           $17,485
May 00            $16,939           $17,496
Jun. 00           $17,378           $17,807
Jul. 00           $17,509           $17,980
Aug. 00           $17,820           $18,246
Sep. 00           $17,991           $18,297
Oct. 00           $18,175           $18,473
Nov. 00           $18,573           $18,837
Dec. 00           $19,080           $19,211
Jan. 01           $19,316           $19,405
Feb. 01           $19,604           $19,627
Mar. 01           $19,698           $19,695
Apr. 01           $19,442           $19,494
May 01            $19,493           $19,559
Jun. 01           $19,567           $19,649
Jul. 01           $20,121           $20,120
Aug. 01           $20,398           $20,370
Sep. 01           $20,906           $20,724
Oct. 01           $21,469           $21,259
Nov. 01           $20,906           $20,732

      ANNUALIZED                  ONE         FIVE          TEN
      TOTAL RETURN (%)           YEAR        YEARS         YEARS
      ------------------------------------------------------------
                                 12.56        7.42          7.65

- THE PORTFOLIO EMPLOYS A BUY AND HOLD STRATEGY INVESTING IN GOVERNMENT SECURITIES WITH A MATURITY GENERALLY BETWEEN FIVE AND FIFTEEN YEARS AND ORDINARILY MAINTAINING AN AVERAGE WEIGHTED MATURITY OF SEVEN TO TEN YEARS. THE INVESTMENT UNIVERSE INCLUDES OBLIGATIONS OF THE U.S. GOVERNMENT, U.S. GOVERNMENT AGENCIES AND AAA-RATED DOLLAR DENOMINATED OBLIGATIONS OF FOREIGN SECURITIES AND SUPRANATIONALS.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Government Index courtesy of Lehman Brothers, Inc.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                  TWELVE MONTHS ENDED NOVEMBER 30, 2001

    The performance for the U.S. equity market for the twelve months ended November 30, 2001 was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant. Value stocks experienced modest losses, while growth stocks turned in unusually weak results.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 3000 Value Index....................................           -1.77%
Russell 3000 Growth Index...................................          -21.86%

    From 1979 through 1999, the only twelve-month period during which growth stocks experienced a greater loss was September 1987 -- August 1988, a period which included the October 1987 market crash. Total return for the Russell 3000 Growth Index during that period was -22.94%.

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Index (small companies)........................            4.82%
Russell 1000 Index (large companies)........................          -12.33%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best while large growth stocks performed the worst:

            % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
            ----------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
Russell 2000 Value Index (small value companies)............           18.98%
Russell 1000 Value Index (large value companies)............           -3.15%
Russell 2000 Growth Index (small growth companies)..........           -9.33%
Russell 1000 Growth Index (large growth companies)..........          -22.79%

--------------

Source: Frank Russell Co.

    Differences in returns for the various U.S. equity funds advised by Dimensional Fund Advisors Inc. (the "Advisor") over this period are primarily attributable to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by the Advisor generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

MASTER-FEEDER STRUCTURE

    Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly. Instead they invest in corresponding funds called "Master Funds." Master Funds in turn purchase stocks, bonds and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. LARGE COMPANY PORTFOLIO

    The U.S. Large Company Portfolio seeks to produce returns similar to those of the S&P 500-Registered Trademark- Index by purchasing shares of a Master Fund that invests in S&P 500-Registered Trademark- Index stocks in approximately the same proportions as they are represented in the S&P 500-Registered Trademark-Index. The Master Fund was essentially fully invested in equities throughout the twelve-month period ending November 30, 2001: cash equivalents averaged less than 0.25% of Fund assets. For the twelve-month period ended November 30, 2001, total returns were -12.39% for the U.S. Large Company Portfolio and -12.22% for the S&P 500-Registered Trademark- Index. Growth company components of the S&P 500-Registered Trademark- Index underperformed the value components by an appreciable margin. For the twelve-month period ended November 30, 2001, total returns were -16.63% for the S&P/BARRA 500 Growth Index, and -8.56% for the S&P/BARRA 500 Value Index.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

    The Enhanced U.S. Large Company Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P 500-Registered Trademark-Index, by purchasing shares of a Master Fund that employs an "enhanced cash" strategy. This strategy combines investment in high grade short-term fixed income instruments with an overlay of S&P 500-Registered Trademark- Index futures contracts or swaps. For the twelve-month period ended November 30, 2001, approximately 75% of the overlay instruments consisted of S&P 500-Registered Trademark- Index futures contracts, and the remaining 25% were swap contracts. The behavior of S&P 500-Registered Trademark- Index futures contracts is principally determined by the performance of the S&P 500-Registered Trademark- Index. For the twelve month period ended
November 30, 2001, total return was -11.91% for the Enhanced U.S. Large Company Portfolio, and -12.22% for the S&P 500-Registered Trademark- Index.

    Growth company components of the S&P 500-Registered Trademark- Index underperformed the value components by a significant margin. For the twelve-month period ended November 30, 2001, total returns were -16.63% for the S&P/ BARRA 500 Growth Index, and -8.56% for the S&P/BARRA 500 Value Index.

U.S. LARGE CAP VALUE PORTFOLIO

    The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 182 stocks as of November 30, 2001, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.0% of the Master Fund's assets.

    As a result of the U.S. Large Cap Value Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were -12.22% for the S&P 500-Registered Trademark-Index, and -3.15% for the Russell 1000 Value Index. Total return for the U.S. Large Cap Value Portfolio over this period was 10.85%.

U.S. SMALL XM VALUE PORTFOLIO

    The U.S. Small XM Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. It refrains from purchasing the very smallest ("micro cap") stocks. As of November 30, 2001, the Master Fund held 603 stocks, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.5% of the Master Fund's assets.

    As a result of the U.S. Small XM Value Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were -12.22% for the S&P 500-Registered Trademark-Index, 18.98% for the Russell 2000 Value Index and 20.38% for the S&P/BARRA 600 SmallCap Value Index. Total return for the U.S. Small XM Value Portfolio over this period was 23.76%.

U.S. SMALL CAP VALUE PORTFOLIO

    The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Master Fund held 2,019 stocks and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.5% of the Master Fund's assets.

    As a result of the U.S. Small Cap Value Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were -12.22% for the S&P 500-Registered Trademark-Index, 18.98% for the Russell 2000 Value Index and 20.38% for the S&P/BARRA 600 SmallCap Value Index. Total return for the U.S. Small Cap Value Portfolio over this period was 23.45%.

U.S. SMALL CAP PORTFOLIO

    The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Master Fund held 3,732 stocks, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of the Master Fund's assets.

    As a result of the U.S. Small Cap Portfolio's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks generally outperformed large company stocks. Total returns were -12.22% for the S&P 500-Registered Trademark- Index and 4.82% for the Russell 2000 index. Total return for the U.S. Small Cap Portfolio over this period was 12.70%.

U.S. MICRO CAP PORTFOLIO

    The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. Company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Master Fund held 3,068 stocks, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of the Master Fund's assets.

    As a result of the U.S. Micro Cap Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks generally outperformed large company stocks. Total returns were -12.22% for the S&P 500-Registered Trademark- Index, 4.82% for the Russell 2000 Index, and 22.18% for the CRSP 9-10 Index. Total return for the U.S. Micro Cap Portfolio over this period was 17.21%.

DFA REAL ESTATE SECURITIES PORTFOLIO

    DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate investment trust ("REIT") securities, but does not attempt to closely track a specific index. As of November 30,

2001, the DFA Real Estate Securities Portfolio held 145 stocks, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.5% of the DFA Real Estate Securities Portfolio's assets.

    As a result of the DFA Real Estate Securities Portfolio's diversified approach, performance was principally determined by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, the REIT sector performed relatively well, outperforming broad U.S. equity market indices. Total returns were 17.36% for the Wilshire All REIT Index, -12.22% for the S&P 500-Registered Trademark- Index and 4.82% for the Russell 2000 Index. Total return for DFA Real Estate Securities Portfolio over this period was 17.77%.

INTERNATIONAL EQUITY MARKET REVIEW         TWELVE MONTHS ENDED NOVEMBER 30, 2001

    International equity markets were generally weak for the twelve months ended November 30, 2001: prices fell in nine of the ten largest country constituents of the MSCI EAFE Index. Expressed in local currency terms, losses exceeded 20% in six of the ten largest markets. Net returns for U.S. dollar-based investors were enhanced by modest strength in the euro, Swiss franc and British pound, and diminished by weakness in the Australian dollar, Japanese yen, and Swedish krona. The combined result was a minor drag on returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -18.21% in local currency and -19.14% in U.S. dollars.

                      TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001
                      ---------------------------------------------------
                                                                   LOCAL
                                                                 CURRENCY         U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                     RETURN            RETURN
-----------------------------                                 ---------------   ---------------
United Kingdom..............................................          -10.83%           -10.31%
Japan.......................................................          -20.84%           -28.77%
France......................................................          -20.80%           -18.53%
Germany.....................................................          -20.12%           -17.87%
Switzerland.................................................          -19.80%           -15.47%
Netherlands.................................................          -21.85%           -19.64%
Italy.......................................................          -27.51%           -25.43%
Australia...................................................            6.32%             5.17%
Spain.......................................................           -6.02%            -3.34%
Sweden......................................................          -21.72%           -26.50%

--------------

Source: Morgan Stanley Capital International

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

     TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001 (U.S. DOLLARS)
     ------------------------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
MSCI EAFE Small Cap Index (price only)......................          -11.74%
Salomon Extended Market Index -- EPAC (small companies).....          -13.01%
MSCI EAFE Value Index (net dividends).......................          -14.83%
MSCI EAFE Index (net dividends).............................          -19.14%
MSCI EAFE Growth Index (net dividends)......................          -23.59%

    Returns in emerging markets were higher on average than in developed country markets, although results varied widely among individual countries. For the twelve months ended November 30, 2001, total return was -9.78% for the MSCI Emerging Markets Free Index (net dividends), and -19.14% for the MSCI EAFE Index (net dividends).

             TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001
             ---------------------------------------------------
                                                                   TOTAL
                                                                  RETURNS
COUNTRY                                                          (U.S. $)
-------                                                       ---------------
South Korea.................................................           18.65%
Hungary.....................................................           11.83%
Thailand....................................................            8.55%
Mexico......................................................            4.90%
Poland......................................................           -4.88%
Chile.......................................................           -5.26%
Malaysia....................................................          -12.60%
Greece......................................................          -14.88%
Israel......................................................          -18.80%
Indonesia...................................................          -19.28%
Brazil......................................................          -22.78%
Philippines.................................................          -23.29%
Argentina...................................................          -38.07%
Turkey......................................................          -38.90%

--------------

Source: DataStream International

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

LARGE CAP INTERNATIONAL PORTFOLIO

    The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to closely track a specific equity index. The Large Cap International Portfolio held 1,007 stocks in twenty-one developed country markets as of November 30, 2001, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.5% of the Large Cap International Portfolio's assets.

    As a result of the Large Cap International Portfolio's diversified approach, performance was principally determined by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, international stocks generally underperformed U.S. stocks; total returns were -19.14% for the MSCI EAFE Index (net dividends) and -12.22% for the
S&P 500-Registered Trademark- Index of U.S. stocks. Total return for the Large Cap International Portfolio over this period was -18.42%.

INTERNATIONAL SMALL COMPANY PORTFOLIO

    The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of four Master Funds that individually invest in United Kingdom, European, Japanese and Pacific Rim small company stocks, respectively. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Master Funds held 3,646 stocks in twenty-one developed country markets, and were essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.0% of the Master Funds' assets.

    As a result of the International Small Company Portfolio's diversified approach, performance was principally determined by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, international small company stocks outperformed large company stocks, although returns were negative in both cases. Total returns were -13.01% for the Salomon Smith Barney Extended Market Index -- EPAC, 19.14% for the large company MSCI EAFE Index (net dividends) and -6.35% for the International Small Company Portfolio.

JAPANESE SMALL COMPANY PORTFOLIO

    The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Master Fund held 986 stocks, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 2.5% of the Master Fund's assets.

    As a result of the Japanese Small Company Portfolio's diversified approach, performance was principally determined by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, Japan was the poorest-performing major world equity market. Japanese small company stocks outperformed Japanese large company stocks, but both experienced negative returns. Total returns were -28.77% for the MSCI Japan Index and -20.29% for the Salomon Smith Barney Extended Market Index-Japan, which tracks Japanese small company stocks. Total return for the Japanese Small Company Portfolio over this period was -13.95%.

PACIFIC RIM SMALL COMPANY PORTFOLIO

    The Pacific Rim Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of the Pacific Rim (excluding Japan) by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Master Fund held 918 stocks, and assets were allocated among five countries:
Australia, Hong Kong, Singapore, New Zealand and Malaysia. Country allocations reflect the approximate weights of individual countries within the universe of small company stocks. As of September 1998, Malaysian stocks are no longer eligible for purchase by the Master Fund, and the majority of previous investments in the country have been liquidated. The Master Fund was essentially fully invested in equities for the twelve-month period ended November 30, 2001: cash equivalents averaged less than 2.0% of the Master Fund's assets.

    As a result of the Pacific Rim Small Company Portfolio's diversified approach, performance was principally determined by broad structural trends in the Pacific Rim equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks outperformed large company stocks, particularly in New Zealand and Singapore. Total return was -10.60% for the MSCI Pacific Rim excluding Japan Large Company Index and 9.45% for the Salomon Smith Barney Extended Market Index -- Pacific Rim excluding Japan. Total return for the Pacific Rim Small Company Portfolio over this period was 2.33%.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

    The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Master Fund held 609 stocks, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.5% of the Master Fund's assets.

    As a result of the United Kingdom Small Company Portfolio's diversified approach, performance was principally determined by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, small company stocks outperformed large company stocks, although both experienced negative returns. Total returns were -10.31% for the MSCI United Kingdom Large Company Index (net dividends) and -6.32% for the Salomon Smith Barney Extended Market Index -- United Kingdom. Total return for the United Kingdom Small Company Portfolio over this period was -5.35%.

CONTINENTAL SMALL COMPANY PORTFOLIO

    The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of continental Europe by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Master Fund held 1,128 stocks in fourteen countries. Country allocations reflect the approximate weights of individual countries within the universe of small company stocks. Throughout the twelve-month period ended November 30, 2001, the Master Fund was essentially fully invested in equities: cash equivalents averaged less than 1.5% of the Master Fund's assets.

    As a result of the Continental Small Company Portfolio's diversified approach, performance was principally determined by broad structural trends in the European equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, European small company stocks outperformed large company stocks: total returns were -18.74% for the MSCI Europe ex-United Kingdom Large Company Index, -11.56% for the MSCI Small Cap Index -- Europe ex-U.K, and -15.80% for the Salomon Smith Barney Extended Market Index-Europe ex-United Kingdom. Total return for the Continental Small Company Portfolio over this period was -5.86%.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

    The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the DFA International Small Cap Value Portfolio held 2,128 stocks in twenty developed country markets, and was essentially fully invested in equities throughout the preceding twelve-month period. Cash equivalents averaged less than 2.5% of the DFA International Small Cap Value Portfolio's assets.

    As a result of the DFA International Small Cap Value Portfolio's diversified approach, performance was principally determined by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, international small company stocks outperformed large company stocks, although returns were negative in both cases. Total returns were -13.01% for the Salomon Smith Barney Extended Market Index -- EPAC, -19.14% for the large company MSCI EAFE Index (net dividends) and -0.15% for the DFA International Small Cap Value Portfolio.

EMERGING MARKETS PORTFOLIO

    The Emerging Markets Portfolio seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund investing in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Master Fund held 438 stocks in fourteen countries.

    Country allocations reflect a weighting scheme targeting equal country weights. Argentina, Hungary, Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Greece was re-classified as a developed market on May 31, 2001 and positions in Greek securities were gradually reduced in the latter half of the year. Throughout the twelve-month period ended November 30, 2001, the Master Fund was essentially fully invested in equities: cash equivalents averaged less than 3.0% of the Master Fund's assets. As a result of the Emerging Markets Portfolio's diversified approach, performance was principally determined by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, emerging markets outperformed developed country stocks. Total returns were -19.14% for the MSCI EAFE Index (net dividends), -9.78% for the MSCI Emerging Markets Free Index (price-only), and -8.96% for the Emerging Markets Portfolio.

EMERGING MARKETS SMALL CAP PORTFOLIO

    The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of a Master Fund which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Emerging Markets Small Cap Portfolio held 749 stocks in thirteen countries. These allocations reflect a weighting scheme targeting equal country weights. Argentina, Hungary, Philippines, and Poland receive a half-weight, due to their small size and low liquidity relative to other emerging markets. Greece was re-classified as a developed market on May 31, 2001 and positions in Greek securities were gradually reduced in the latter half of the year. The Master Fund was essentially fully invested in equities throughout the twelve-month period ending November 30, 2001: cash equivalents averaged less than 3.0% of the Master Fund's assets.

    As a result of the Emerging Markets Small Cap Portfolio's diversified approach, performance was principally determined by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, emerging markets outperformed developed country stocks. Total returns were -19.14% for the MSCI EAFE Index (net dividends), -9.78% for the MSCI Emerging Markets Free Index (price-only), and -9.43% for the Emerging Markets Small Cap Portfolio.

FIXED INCOME MARKET REVIEW                 TWELVE MONTHS ENDED NOVEMBER 30, 2001

    Interest rates fell during the period under review, and the shape of the yield curve changed significantly. At the beginning of the period, the curve was inverted: yields on short-term instruments were higher than long-term instruments. Short-term interest rates fell dramatically during the period as the Federal Reserve cut the target rate for federal funds ten times, reducing it from 6.50% to 2.0%. Since short-term rates fell more sharply than long-term rates, the yield curve became upwardly-sloped, with longer-term securities yielding more than short-term securities by the end of the period. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, fell 468 basis points during the period under review, while the yield on 10-year U.S. Treasury notes fell 73 basis points.

                                                              11/30/00   11/30/01       CHANGE
                                                              --------   --------       ------
Three-month LIBOR...........................................   6.71%      2.03%             -4.68%
10-Year U.S. Treasury note yield............................   5.46%      4.73%             -0.73%

--------------

Source: The Wall Street Journal

    There is an inverse relationship between interest rates and bond prices such that bond prices rise when interest rates fall. As a result, total return on fixed income strategies during the twelve-month ended November 30, 2001 was principally determined by the average maturity of securities in the portfolio. Intermediate-term instruments outperformed short-term securities: for the twelve-month period ended November 30, 2001, total returns were 4.84% for three-month U.S. Treasury bills, 9.95% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 10.93% for the Lehman Intermediate Government Index.
--------------

Source: SBBI, Ibbotson & Sinquefield

    With the exception of the DFA Intermediate Government Fixed Income Portfolio, the Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets changed from inverted to upwardly-sloped during the twelve-month ended November 30, 2001, the weighted average maturity of the fixed income portfolios advised by the Advisor generally increased.

FIXED INCOME PORTFOLIOS' PERFORMANCE OVERVIEW

DFA ONE-YEAR FIXED INCOME PORTFOLIO

    The DFA One-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less by purchasing shares of a Master Fund that invests in these securities. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Master Fund increased from 146 days on November 30, 2000, to 341 days, on November 30, 2001. For the twelve months ended November 30, 2001, total returns were 6.20% for the DFA One-Year Fixed Income Portfolio and 4.84% for the Three-Month U.S. Treasury Bill Index. The Master Fund was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 0.25% of the Master Fund's assets.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

    The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments maturing in two years or less by purchasing shares of a Master Fund that invests in these securities. Eligible countries include the United States, Canada, United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Master Fund increased from 0.46 years on November 30, 2000 to 1.56 years on November 30, 2001. For the twelve months ended November 30, 2001, total returns were 6.74% for the DFA Two-Year Global Fixed Income Portfolio and 9.95% for the Merrill Lynch 1-3 Year Government/Corporate Index. The Master Fund was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of the Master Fund's assets.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

    The DFA Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in five years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio increased from 0.54 years on November 30, 2000 to 4.19 years on November 30, 2001. For the twelve months ended November 30, 2001, total returns were 8.20% for the DFA Five-Year Government Portfolio and 10.93% for the Lehman Intermediate Government Index. The Portfolio was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of the DFA Five-Year Government Portfolio's assets.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

    The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include the United States, Canada, United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio increased from 1.36 years on November 30, 2000 to 3.42 years on November 30, 2001. For the twelve months ended November 30, 2001, total returns were 7.22% for the DFA Five-Year Global Fixed Income Portfolio and 11.15% for the Lehman Aggregate Index. The Portfolio was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of the DFA Five-Year Global Fixed Income Portfolio's assets.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

    DFA Intermediate Government Fixed Income Portfolio seeks to provide a market rate of return and current income from U.S. Treasury and government agency issues with maturities of between five and fifteen years. The investment strategy maintains a relatively constant average maturity. During the year ending November 30, 2001, the average maturity of the Portfolio ranged between
7.97 and 8.39 years. For the twelve months ended November 30, 2001, total returns were 12.56% for the DFA Intermediate Government Fixed Income Portfolio and 10.06% for the Lehman Government Index. The Portfolio was essentially fully invested in fixed income securities throughout the period under review: cash equivalents averaged less than 1.0% of DFA Intermediate Government Fixed Income Portfolio's assets.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                          U.S. LARGE COMPANY PORTFOLIO

                               NOVEMBER 30, 2001

                                                                                  VALUE+
                                                                                  ------
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company..................................                   $851,989,924
                                                                               ------------
    Total Investments (100%) (Cost $716,126,315)++..........                   $851,989,924
                                                                               ============

--------------
++The cost for federal income tax purposes is $733,151,020

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                               NOVEMBER 30, 2001

                                                                SHARES            VALUE+
                                                                ------            ------
Investment in The Enhanced U.S. Large Company Series of The
  DFA Investment Trust Company..............................   10,796,121       $90,795,378
                                                                                -----------
    Total Investments (100%) (Cost $109,255,500)++..........                    $90,795,378
                                                                                ===========

--------------
++The cost for federal income tax purposes is $117,051,276

                         U.S. LARGE CAP VALUE PORTFOLIO
                               NOVEMBER 30, 2001

                                                                SHARES           VALUE+
                                                                ------           ------
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company..................................   80,801,385    $1,166,772,000
                                                                             --------------
    Total Investments (100%) (Cost $1,065,642,980)++........                 $1,166,772,000
                                                                             ==============

--------------
++The cost for federal income tax purposes is $1,158,154,959

                         U.S. SMALL XM VALUE PORTFOLIO
                               NOVEMBER 30, 2001

                                                                SHARES              VALUE+
                                                                ------              ------
Investment in The U.S. Small XM Value Series of The DFA
  Investment Trust Company..................................    6,770,789         $69,129,756
                                                                                  -----------
    Total Investments (100%) (Cost $61,393,798)++...........                      $69,129,756
                                                                                  ===========

--------------
++The cost for federal income tax purposes is $61,511,601
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                         U.S. SMALL CAP VALUE PORTFOLIO
                               NOVEMBER 30, 2001

                                                                SHARES           VALUE+
                                                                ------           ------
Investment in The U.S. Small Cap Value Series of The DFA
  Investment Trust Company..................................  176,263,202    $2,915,393,361
                                                                             --------------
    Total Investments (100%) (Cost $2,488,255,766)++........                 $2,915,393,361
                                                                             ==============

--------------
++The cost for federal income tax purposes is $2,603,086,319

                            U.S. SMALL CAP PORTFOLIO
                               NOVEMBER 30, 2001

                                                                SHARES         VALUE+
                                                                ------         ------
Investment in The U.S. Small Cap Series of The DFA
  Investment Trust Company..................................  70,805,552    $784,525,516
                                                                            ------------
    Total Investments (100%) (Cost $749,371,256)++..........                $784,525,516
                                                                            ============

--------------
++The cost for federal income tax purposes is $793,491,516

                            U.S. MICRO CAP PORTFOLIO
                               NOVEMBER 30, 2001

                                                                SHARES           VALUE+
                                                                ------           ------
Investment in The U.S. Micro Cap Series of The DFA
  Investment Trust Company..................................  214,274,778    $1,607,060,835
                                                                             --------------
    Total Investments (100%) (Cost $1,473,656,592)++........                 $1,607,060,835
                                                                             ==============

--------------
++The cost for federal income tax purposes is $1,546,950,135
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (97.8%)
 Acadia Realty Trust...................................     55,900     $    352,170
 Aegis Realty, Inc.....................................     17,700          197,709
 Agree Realty Corp.....................................      9,700          184,300
 *Alexander's, Inc.....................................      9,300          543,120
 Alexandria Real Estate Equities, Inc..................     37,400        1,551,352
 AMB Property Corp.....................................    195,500        4,985,250
 American Land Lease Inc...............................     18,000          240,300
 AmeriVest Properties, Inc.............................      5,100           28,815
 AMLI Residential Properties Trust.....................     41,000        1,011,880
 Apartment Investment & Management Co. Class A.........    170,500        7,587,250
 Archstone-Smith Trust.................................    344,755        9,025,686
 Arden Realty Group, Inc...............................    140,900        3,628,175
 Associated Estates Realty Corp........................     44,700          399,618
 AvalonBay Communities, Inc............................    149,900        7,247,665
 Banyan Strategic Realty Trust.........................     26,400           19,272
 Bedford Property Investors, Inc.......................     38,600          857,306
 BNP Residential Properties, Inc.......................     12,200          125,416
 Boston Properties, Inc................................    208,300        7,748,760
 Boykin Lodging Trust, Inc.............................     39,500          292,300
 Brandywine Realty Trust...............................     80,700        1,648,701
 BRE Properties, Inc. Class A..........................    101,000        3,166,350
 Burnham Pacific Properties, Inc.......................     74,400          360,840
 Cabot Industrial Trust................................     90,300        2,163,588
 Camden Property Trust.................................     92,000        3,333,160
 Capital Automotive....................................     59,400        1,109,889
 Captec Net Lease Realty, Inc..........................     19,400          240,560
 Carramerica Realty Corp...............................    136,900        3,956,410
 CBL & Associates Properties, Inc......................     58,800        1,832,796
 Center Trust, Inc.....................................     63,500          255,905
 Centerpoint Properties Corp...........................     45,200        2,214,348
 Chateau Communities, Inc..............................     64,400        1,948,100
 Chelsea Property Group Inc............................     38,500        1,863,400
 Colonial Properties Trust.............................     48,000        1,425,600
 Commercial Net Lease Realty, Inc......................     71,100          954,162
 Cornerstone Realty Income Trust, Inc..................     97,300        1,097,544
 Corporate Office Properties Trust.....................     47,600          561,204
 Cousins Properties, Inc...............................    114,400        2,777,632
 Crescent Real Estate Equities, Inc....................    244,900        4,261,260
 Crown American Realty Trust...........................     60,300          479,988
 Developers Diversified Realty Corp....................    127,000        2,406,650
 Duke Realty Investments, Inc..........................    289,600        7,112,576
 Eastgroup Properties, Inc.............................     36,500          872,350
 Entertainment Properties Trust........................     31,400          558,920
 Equity Inns, Inc......................................     84,700          612,381
 Equity Office Properties Trust........................    843,463       25,135,197
 Equity One, Inc.......................................     14,876          189,074
 Equity Residential Properties Corp....................    512,500       14,836,875
 Essex Property Trust..................................     42,500        2,026,400
 Federal Realty Investment Trust.......................     87,400        1,955,138
 Felcor Lodging Trust, Inc.............................    121,800        2,019,444
 First Industrial Realty Trust, Inc....................     90,100        2,761,565
 *First Union Real Estate Equity & Mortgage
   Investments.........................................     77,400          178,794
 Gables Residential Trust..............................     53,000        1,558,200
 General Growth Properties.............................    116,600        4,634,850
 Glenborough Realty Trust, Inc.........................     62,100        1,125,873
 Glimcher Realty Trust.................................     65,100        1,203,048
                                                            SHARES           VALUE+
                                                            ------           ------

 Golf Trust America, Inc...............................     18,600     $     96,720
 Great Lakes REIT, Inc.................................     37,900          602,610
 Hersha Hospitality Trust..............................      2,300           13,685
 Highwood Properties, Inc..............................    117,800        2,992,120
 *HMG Courtland Properties, Inc........................      2,400           18,840
 Home Properties of New York, Inc......................     49,900        1,567,359
 Hospitality Properties Trust..........................    136,000        3,730,480
 *Host Funding, Inc....................................      2,800              280
 Host Marriott Corp....................................    107,600          905,992
 HRPT Properties Trust.................................    120,000        1,010,400
 Humphrey Hospitality Trust............................     24,500           74,602
 *Income Opportunity Realty Investors, Inc.............      2,500           45,000
 Innkeepers USA Trust..................................     79,300          697,840
 IRT Property Co.......................................     70,100          764,090
 Jameson Inns, Inc.....................................     26,900          130,062
 JDN Realty Corp.......................................     72,800          902,720
 JP Realty, Inc........................................     34,900          791,183
 Keystone Property Trust...............................     35,700          464,457
 Kilroy Realty Corp....................................     62,800        1,566,860
 Kimco Realty Corp.....................................    140,700        6,978,720
 Koger Equity, Inc.....................................     61,700        1,079,750
 Konover Property Trust, Inc...........................     62,700           82,137
 Kramont Realty Trust..................................     43,300          581,086
 Lasalle Hotel Properties Trust........................     42,400          445,200
 Lexington Corporate Properties Trust..................     46,000          685,860
 Liberty Property Trust................................    158,800        4,611,552
 Macerich Co...........................................     74,300        1,867,159
 Mack-California Realty Corp...........................    129,500        3,794,350
 Malan Realty Investors, Inc...........................     10,900           75,210
 Manufactured Home Communities, Inc....................     46,000        1,409,900
 Maxus Realty Trust, Inc...............................      1,700           17,918
 Meristar Hospitality Corp.............................     87,100        1,148,849
 *MGI Properties.......................................     22,500            7,650
 Mid-America Apartment Communities, Inc................     39,300        1,013,940
 Mid-Atlantic Realty Trust.............................     33,300          472,860
 Mills Corp............................................     56,300        1,350,074
 Mission West Properties, Inc..........................     41,500          497,585
 Monmouth Real Estate Investment Corp. Class A.........     23,000          151,225
 National Golf Properties, Inc.........................     27,900          245,520
 New Plan Excel Realty Trust, Inc......................    197,400        3,705,198
 One Liberty Properties, Inc...........................      6,300           92,295
 Pan Pacific Retail Properties, Inc....................     73,786        1,969,348
 Parkway Properties, Inc...............................     21,000          668,850
 Pennsylvania Real Estate Investment Trust.............     36,100          821,275
 *Philips International Realty Corp....................     14,400           36,000
 *#Pinnacle Holdings, Inc..............................     47,500           14,250
 Post Properties, Inc..................................     88,700        3,062,811
 Prentiss Properties Trust.............................     84,700        2,239,468
 Presidential Realty Corp. Class B.....................      1,100            7,178
 Prime Group Realty Trust..............................     36,100          360,639
 *#Prime Retail, Inc...................................     75,700            8,516
 Prologis Trust........................................    346,000        7,594,700
 PS Business Parks, Inc................................     51,700        1,551,000
 Public Storage, Inc...................................    237,900        8,088,600

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ramco-Gershenson Properties Trust.....................     14,800     $    242,720
 Realty Income Corp....................................     74,300        2,150,985
 #Reckson Associates Realty Corp.......................    109,700        2,452,892
 Reckson Associates Realty Corp. Class B...............     23,701          568,824
 Regency Centers Corp..................................    123,200        3,203,200
 RFS Hotel Investors, Inc..............................     58,000          661,200
 Roberts Realty Investment.............................      9,500           66,500
 Rouse Co..............................................    147,600        4,317,300
 Saul Centers, Inc.....................................     32,400          659,988
 Senior Housing Properties Trust.......................     73,900          951,093
 Shurgard Storage Centers, Inc. Class A................     63,400        1,930,530
 Simon Property Group, Inc.............................    368,200       10,637,298
 Sizeler Property Investors, Inc.......................     17,000          164,050
 SL Green Realty Corp..................................     66,700        2,021,010
 Sovran Self Storage, Inc..............................     28,300          823,247
 *Stonehaven Realty Trust..............................     10,700            2,675
 Storage USA, Inc......................................     58,500        2,503,215
 Summit Properties, Inc................................     60,800        1,444,000
 Sun Communities, Inc..................................     39,500        1,424,370
 Tanger Factory Outlet Centers, Inc....................     16,800          355,152
 *Tarragon Realty Investors, Inc.......................      2,200           28,105
 Taubman Centers, Inc..................................    108,100        1,559,883
 Town & Country Trust..................................     34,700          741,539
 *Transcontinental Realty Investors, Inc...............     18,000          287,100
 U.S. Restaurant Properties, Inc.......................     33,800          488,410
 United Dominion Realty Trust, Inc.....................    219,700        3,161,483
 United Mobile Homes, Inc..............................     16,000          190,240
 Urstadt Biddle Properties Class A.....................     20,000          196,000
 Urstadt Biddle Properties, Inc........................     11,000          103,730
 Vornado Realty Trust..................................    195,100        7,667,430
                                                            SHARES           VALUE+
                                                            ------           ------

 Washington Real Estate Investment Trust...............     81,700     $  1,997,565
 Weingarten Realty Investors...........................     68,500        3,305,125
 Winston Hotels, Inc...................................     36,400          293,020
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $246,439,720)..................................                 280,576,968
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Pacific Gulf Properties, Inc. Litigation Rights
   (Cost $29,937)......................................     55,600           98,685
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.2%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   5.625%, 05/15/05, valued at $6,384,675) to be
   repurchased at $6,290,048
   (Cost $6,289,000)...................................    $ 6,289        6,289,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $252,758,657)++................................                $286,964,653
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $253,939,400.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (23.4%)
COMMON STOCKS -- (23.4%)
 3I Group P.L.C........................................       28,413   $    353,739
 *AWG P.L.C............................................       12,493         97,990
 Abbey National P.L.C..................................       65,796        917,678
 Aegis Group P.L.C.....................................       46,420         58,752
 Aggreko P.L.C.........................................       11,000         55,846
 Airtours P.L.C........................................       22,000         75,298
 Amec P.L.C............................................       10,152         56,898
 Amey P.L.C............................................       10,000         54,691
 Amvescap P.L.C........................................       36,200        516,250
 *Arm Holdings P.L.C...................................       47,000        258,724
 Associated British Ports Holdings P.L.C...............       14,200         80,142
 BAA P.L.C.............................................       48,747        410,506
 BAE Systems P.L.C.....................................      141,237        642,526
 BBA Group P.L.C.......................................       17,187         64,708
 BG Group P.L.C........................................      163,180        614,360
 BICC P.L.C............................................       16,255         40,915
 BOC Group P.L.C.......................................       22,864        346,281
 BP Amoco P.L.C........................................    1,040,538      7,694,112
 BPB P.L.C.............................................       19,500         79,951
 *BT Group P.L.C.......................................      398,010      1,572,264
 *BTG P.L.C............................................        4,000         43,924
 Barclays P.L.C........................................       76,912      2,358,220
 Barratt Developments P.L.C............................        9,000         47,618
 Berkeley Group P.L.C..................................        4,840         43,761
 Boots Co., P.L.C......................................       41,648        350,427
 *Brambles Industries P.L.C............................       34,055        165,125
 British Airways P.L.C.................................       50,000        145,106
 British American Tobacco P.L.C........................      100,799        812,188
 British Land Co. P.L.C................................       24,400        163,198
 *British Sky Broadcasting Group P.L.C.................       87,000      1,060,809
 Bunzl P.L.C...........................................       22,797        153,777
 CGU P.L.C.............................................      105,755      1,260,083
 CMG P.L.C.............................................       26,000         88,247
 Cable and Wireless P.L.C..............................      129,669        610,704
 Cadbury Schweppes P.L.C...............................       95,353        605,127
 *Canary Wharf Group P.L.C.............................       32,000        207,185
 Capita Group P.L.C....................................       30,000        200,653
 Carlton Communications P.L.C..........................       28,650         88,253
 *Celltech P.L.C.......................................       12,000        153,763
 Centrica P.L.C........................................      185,600        563,780
 Chubb P.L.C...........................................       28,000         60,595
 Close Brothers Group P.L.C............................        5,790         63,993
 Compass Group P.L.C...................................      102,612        735,336
 *Corus Group P.L.C....................................      138,484        132,320
 De la Rue P.L.C.......................................        7,250         50,301
 Diageo P.L.C..........................................      159,512      1,706,108
 Dixons Group P.L.C....................................       91,331        317,804
 EMI Group P.L.C.......................................       39,688        178,288
 *Eidos P.L.C..........................................        4,000         13,477
 Electrocomponents P.L.C...............................       18,117        130,217
 FKI P.L.C.............................................       24,475         66,841
 Firstgroup P.L.C......................................       17,000         64,246
 GKN P.L.C.............................................       35,031        139,632
 Glaxosmithkline P.L.C.................................      288,357      7,237,607
 Granada Compass P.L.C.................................      129,237        258,028
                                                            SHARES           VALUE+
                                                            ------           ------

 Great Portland Estates P.L.C..........................        8,160   $     27,929
 Great Universal Stores P.L.C..........................       46,600        415,353
 HBOS P.L.C............................................      105,950      1,246,541
 HSBC Holdings P.L.C...................................      432,749      5,214,883
 Hammerson P.L.C.......................................       14,200         92,849
 Hanson P.L.C..........................................       34,100        229,656
 Hays P.L.C............................................       79,766        230,922
 Hilton Group P.L.C....................................       74,400        222,815
 IMI P.L.C.............................................       15,000         52,409
 Imperial Chemical Industries P.L.C....................       33,800        193,533
 Imperial Tobacco Group P.L.C..........................       24,290        287,513
 *International Power P.L.C............................       56,702        167,589
 Johnson Matthey P.L.C.................................       11,142        153,971
 Kelda Group P.L.C.....................................       16,700         81,570
 Kidde P.L.C...........................................       28,000         24,058
 Kingfisher P.L.C......................................       59,008        336,607
 Land Securities P.L.C.................................       24,359        277,908
 Lattice Group P.L.C...................................      132,980        288,258
 Legal and General Group P.L.C.........................      238,725        525,991
 Lloyds TSB Group P.L.C................................      257,033      2,646,537
 Logica P.L.C..........................................       20,664        228,091
 London Bridge Software Holdings P.L.C.................        5,000         14,225
 Man Group P.L.C.......................................       12,076        206,660
 Marconi P.L.C.........................................      129,480         64,628
 Marks & Spencer P.L.C.................................      131,725        654,671
 Misys P.L.C...........................................       25,060        116,149
 National Grid Group P.L.C.............................       69,000        435,918
 Next P.L.C............................................       15,900        203,622
 Novar P.L.C...........................................       18,720         32,303
 Nycomed Amersham P.L.C................................       30,000        282,369
 Ocean Group P.L.C.....................................       12,915        147,345
 P & 0 Princess Cruises P.L.C..........................       25,071        130,502
 Pace Micro Technology P.L.C...........................        9,000         52,367
 Pearson P.L.C.........................................       36,564        431,232
 Peninsular & Oriental Steam Navigation Co.............       29,422        104,373
 Pilkington P.L.C......................................       56,286         87,093
 Provident Financial P.L.C.............................       11,113        103,806
 Prudential Corp. P.L.C................................       93,203      1,016,153
 Psion P.L.C...........................................       15,000         20,108
 RMC Group P.L.C.......................................       11,000         98,045
 Railtrack Group P.L.C.................................       22,494         89,821
 Rank Group P.L.C......................................       26,000         84,910
 Reckitt Benckiser P.L.C...............................       28,862        379,909
 Reed International P.L.C..............................       59,000        496,428
 Rentokill Initial P.L.C...............................       91,000        330,928
 Reuters Holdings Group P.L.C..........................       66,640        647,193
 Rexam P.L.C...........................................       19,983        106,297
 Rio Tinto P.L.C.......................................       49,299        924,519
 Rolls-Royce P.L.C.....................................       75,576        175,411
 Royal & Sun Alliance Insurance Group P.L.C............       66,456        379,567
 Royal Bank of Scotland Group P.L.C....................      143,630      3,328,514
 Royal Bank of Scotland P.L.C..........................       98,676        109,060
 Safeway P.L.C.........................................       50,046        218,752
 Sage Group P.L.C......................................       58,960        200,749
 Sainsbury (J.) P.L.C..................................       89,419        459,076
 Schroders P.L.C.......................................       10,000        124,927

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Scottish & Newcastle P.L.C............................       31,633   $    227,816
 Scottish Hydro-Electric P.L.C.........................       40,000        351,107
 Scottish Power P.L.C..................................       84,395        472,398
 Securicor P.L.C.......................................       26,000         38,562
 Seibe P.L.C...........................................      169,965        238,752
 Serco Group P.L.C.....................................       16,815         91,484
 Seton Healthcare Group P.L.C..........................        7,000         56,552
 Severn Trent P.L.C....................................       17,400        170,474
 Shell Transport & Trading Co., P.L.C..................      208,072      1,436,186
 Signet Group P.L.C....................................       72,000         90,871
 Six Continents P.L.C..................................       40,028        405,298
 Slough Estates P.L.C..................................       17,400         80,646
 Smith & Nephew P.L.C..................................       42,441        226,970
 Smiths Industries P.L.C...............................       27,799        261,653
 Spirent P.L.C.........................................       43,788        103,036
 Stagecoach Holdings P.L.C.............................       56,144         50,442
 Tate & Lyle P.L.C.....................................       22,700        109,419
 Taylor Woodrow P.L.C..................................       27,215         61,516
 *Telewest Communications P.L.C........................      135,000        124,178
 Tesco P.L.C...........................................      322,134      1,104,850
 Unilever P.L.C........................................      134,728      1,088,453
 *United Business Media P.L.C..........................       17,000        126,189
 United Utilities P.L.C................................       25,600        231,098
 Vodafone Group P.L.C..................................    3,147,742      8,080,225
 WPP Group P.L.C.......................................       52,800        515,794
 Whitbread P.L.C.......................................       15,000        114,980
 Wimpey (George) P.L.C.................................       16,400         43,151
 Wolseley P.L.C........................................       28,546        204,973
 Zeneca Group P.L.C....................................       81,000      3,621,383
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $81,856,529)...................................                  79,199,441
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Smith Industries P.L.C. Contingent Rights 12/24/01
   (Cost $0)...........................................       18,000              0
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $81,856,529)...................................                  79,199,441
                                                                       ------------
JAPAN -- (22.4%)
COMMON STOCKS -- (22.4%)
 Acom Co., Ltd.........................................        7,000        568,571
 Aderans Co., Ltd......................................        1,000         33,140
 Advantest Corp........................................        4,770        304,528
 Aeon Credit Service, Ltd..............................        1,000         59,537
 Aiful Corp............................................        2,000        154,326
 Ajinomoto Co., Inc....................................       30,000        305,566
 *#All Nippon Airways Co., Ltd.........................       43,000        105,827
 Alps Electric Co., Ltd................................        7,000         47,760
 Amada Co., Ltd........................................       13,000         60,504
 Amano Corp............................................        3,000         18,154
 Anritsu Corp..........................................        3,000         30,362
 Aoyama Trading Co., Ltd...............................        2,600         26,799
 *Asahi Bank, Ltd......................................      136,000        107,151
 Asahi Breweries, Ltd..................................       24,000        235,681
 Asahi Chemical Industry Co., Ltd......................       68,000        251,308
 Asahi Glass Co., Ltd..................................       56,000        327,042
 Asatsu-Dk, Inc........................................        1,700         35,832
 *Ashikaga Bank, Ltd...................................       23,000         22,418
 Autobacs Seven Co., Ltd...............................        1,800         45,323
 #Bank of Yokohama, Ltd................................       54,000        181,585
 Banyu Pharmaceutical Co., Ltd.........................        7,000        113,714
                                                            SHARES           VALUE+
                                                            ------           ------

 Benesse Corp..........................................        5,000   $    143,361
 Bridgestone Corp......................................       41,000        456,237
 CSK Corp..............................................        3,600         96,495
 Canon, Inc............................................       42,000      1,422,564
 Capcom Co., Ltd.......................................        1,000         28,347
 Casio Computer Co., Ltd...............................       11,000         57,718
 Chiba Bank, Ltd.......................................       23,000         75,661
 Chubu Electric Power Co., Ltd.........................       20,700        395,116
 Chugai Pharmaceutical Co., Ltd........................       11,000        147,690
 #Chuo Mitsui Trust & Banking Co., Ltd.................       35,000         36,104
 Citizen Watch Co., Ltd................................       12,000         63,160
 Coca-Cola West Japan Co., Ltd.........................        2,000         39,881
 Cosmo Oil Co., Ltd....................................       26,000         46,249
 Credit Saison Co., Ltd................................        7,600        166,672
 Dai Nippon Ink & Chemicals, Inc.......................       37,000         60,106
 Dai Nippon Printing Co., Ltd..........................       36,000        385,686
 #Dai Nippon Screen Mfg. Co., Ltd......................        7,000         23,653
 Daicel Chemical Industries, Ltd.......................       14,000         43,325
 *#Daiei, Inc..........................................       24,000         23,003
 Daifuku Co., Ltd......................................        3,000         13,036
 Dai-Ichi Pharmaceutical Co., Ltd......................       13,000        279,818
 Daikin Industries, Ltd................................       11,000        179,140
 Daimaru, Inc..........................................       12,000         51,464
 Daito Trust Construction Co., Ltd.....................        5,800         90,923
 *#Daiwa Bank, Ltd.....................................       90,000         76,026
 Daiwa House Industry Co., Ltd.........................       23,000        140,112
 Daiwa Kosho Lease Co., Ltd............................        7,000         16,943
 Daiwa Securities Co., Ltd.............................       64,000        429,905
 Denki Kagaku Kogyo KK.................................       22,000         50,213
 Denso Corp............................................       44,000        659,022
 *Dowa Mining Co., Ltd.................................        4,000         15,335
 East Japan Railway Co.................................          193      1,014,257
 Ebara Corp............................................       13,000         95,349
 Elsai Co., Ltd........................................       14,000        343,417
 Familymart Co., Ltd...................................        2,700         54,936
 Fanuc, Ltd............................................       11,300        532,345
 Fast Retailing Co., Ltd...............................        1,000         99,175
 Fuji Electric Co., Ltd................................       20,000         49,222
 Fuji Photo Film Co., Ltd..............................       24,000        826,540
 Fuji Soft ABC, Inc....................................        1,000         41,424
 Fujikura, Ltd.........................................       17,000         77,602
 Fujisawa Pharmaceutical Co., Ltd......................        9,000        206,148
 Fujitsu Support & Service, Inc........................        1,000         23,758
 Fujitsu, Ltd..........................................       95,000        785,521
 Fukuoka Bank, Ltd.....................................       30,000        113,308
 Furukawa Electric Co., Ltd............................       30,000        179,587
 General Sekiyu KK.....................................       19,000        134,264
 Gunma Bank, Ltd.......................................       20,000        100,718
 Gunze, Ltd............................................        8,000         29,631
 Hankyu Department Stores, Inc.........................        7,000         42,927
 *Hino Motors, Ltd.....................................       12,000         40,547
 Hirose Electric Co., Ltd..............................        1,900        154,172
 Hitachi Cable, Ltd....................................       10,000         35,901
 Hitachi Software Engineering Co., Ltd.................        1,000         42,318
 *Hitachi Zosen Corp...................................       40,000         24,367
 Hitachi, Ltd..........................................      161,000      1,190,019
 *Hokuriku Bank, Ltd...................................       23,000         27,649
 Honda Motor Co., Ltd..................................       47,000      1,782,795
 House Foods Corp......................................        4,000         37,038
 Hoya Corp.............................................        5,000        328,959
 Isetan Co., Ltd.......................................       10,000        101,449

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Ishihara Sangyo Kaisha, Ltd..........................       12,000   $     19,689
 Ishikawajima-Harima Heavy Industries Co., Ltd.........       58,000         88,096
 Ito En, Ltd...........................................        1,000         45,161
 Itochu Corp...........................................       64,000        168,947
 Itochu Techno-Science Corp. CTC.......................        1,000         56,938
 Ito-Yokado Co., Ltd...................................       20,000        898,342
 JGC Corp..............................................       12,000         80,412
 Japan Air Lines Co., Ltd..............................       84,000        225,154
 Japan Energy Corp.....................................       53,000         75,336
 Joyo Bank, Ltd........................................       39,000        115,306
 Jsr Corp., Tokyo......................................        7,000         44,633
 Jusco Co., Ltd........................................       15,000        315,557
 Kadokawa Shoten Publishing Co., Ltd...................        1,000         15,506
 Kajima Corp...........................................       40,000        126,710
 #Kaken Pharmaceutical Co., Ltd........................        3,000         18,812
 Kamigumi Co., Ltd.....................................       10,000         41,831
 *Kanebo, Ltd..........................................       19,000         32,871
 Kaneka Corp...........................................       17,000        104,942
 Kansai Electric Power Co., Inc........................       46,200        721,994
 Kao Corp..............................................       29,000        619,499
 Katokichi Co., Ltd....................................        2,000         37,201
 *Kawasaki Heavy Industries, Ltd.......................       67,000         68,570
 Kawasaki Kisen Kaisha, Ltd............................       23,000         31,759
 Kawasaki Steel Corp...................................      146,000        145,863
 Keihin Electric Express Railway Co., Ltd..............       24,000         97,079
 Keio Electric Railway Co., Ltd........................       18,000         85,529
 Keyence Corp..........................................        1,100        194,240
 Kikkoman Corp.........................................        9,000         54,022
 Kinden Corp...........................................        9,000         46,420
 Kinki Nippon Railway Co., Ltd.........................       78,280        300,745
 Kirin Brewery Co., Ltd................................       46,000        334,027
 Kokuyo Co., Ltd.......................................        6,000         53,316
 Komatsu, Ltd..........................................       46,000        154,684
 Komori Corp...........................................        2,000         21,443
 Konami Co., Ltd.......................................        6,200        209,998
 Konica Corp...........................................       16,000         89,932
 Koyo Seiko Co.........................................        6,000         21,492
 Kubota Corp...........................................       68,000        197,180
 Kuraray Co., Ltd......................................       17,000        111,156
 Kureha Chemical Industry Co., Ltd.....................        8,000         24,107
 Kurita Water Industries, Ltd..........................        5,000         62,949
 Kyocera Corp..........................................        9,000        674,000
 Kyowa Exeo Corp.......................................        5,000         33,505
 Kyowa Hakko Kogyo Co., Ltd............................       19,000        102,781
 Kyushu Electric Power Co., Inc........................       13,300        203,202
 Lawson Inc............................................        3,000         97,713
 Mabuchi Motor Co., Ltd................................        1,300        106,648
 Makino Milling Machine Co., Ltd.......................        3,000          9,308
 Makita Corp...........................................        7,000         41,449
 *Marubeni Corp........................................       72,000         61,406
 Marui Co., Ltd........................................       17,000        222,864
 Matsushita Communication Industrial Co., Ltd..........        5,000        180,318
 Matsushita Electric Industrial Co., Ltd...............      100,000      1,328,019
 #Matsushita Electric Works, Ltd.......................       20,000        176,257
 Meiji Milk Products Co., Ltd..........................       10,000         30,215
 Meiji Seika Kaisha, Ltd. Tokyo........................       17,000         72,355
 Meitec Corp...........................................        1,000         27,373
 Minebea Co., Ltd......................................       18,000        108,191
                                                            SHARES           VALUE+
                                                            ------           ------

 Mitsubishi Chemical Corp..............................      103,000   $    230,905
 Mitsubishi Corp.......................................       74,000        514,508
 Mitsubishi Electric Corp..............................      101,000        424,950
 Mitsubishi Estate Co., Ltd............................       61,000        521,233
 Mitsubishi Gas Chemical Co., Inc......................       18,000         34,797
 Mitsubishi Heavy Industries, Ltd......................      159,000        440,391
 Mitsubishi Logistics Corp.............................        7,000         57,539
 Mitsubishi Materials Corp.............................       50,000         76,351
 #Mitsubishi Paper Mills, Ltd..........................       13,000         20,485
 Mitsubishi Rayon Co. Ltd..............................       30,000         77,975
 *Mitsubishi Tokyo Financial Group, Inc................          262      1,800,134
 Mitsui & Co., Ltd.....................................       74,000        417,737
 Mitsui Chemicals, Inc.................................       22,000         70,584
 *Mitsui Engineering and Shipbuilding Co., Ltd.........       17,000         19,746
 Mitsui Fudosan Co., Ltd...............................       39,000        356,055
 Mitsui Marine & Fire Insurance Co., Ltd...............       69,790        347,488
 Mitsui Mining and Smelting Co., Ltd...................       26,000         83,206
 Mitsui O.S.K. Lines, Ltd..............................       28,000         60,951
 #Mitsukoshi, Ltd......................................       23,000         78,276
 *Mitsumi Electric Co., Ltd............................        2,000         26,560
 Mizuho Holdings, Inc..................................          243        611,863
 Mori Seiki Co., Ltd...................................        4,000         29,176
 Murata Manufacturing Co., Ltd.........................       11,000        735,325
 NEC Corp..............................................       79,000        803,374
 NGK Insulators, Ltd...................................       16,000        129,439
 NGK Spark Plug Co., Ltd...............................       11,000         85,773
 *NKK Corp.............................................       96,000         57,702
 NOF Corp..............................................        8,000         16,700
 NSK, Ltd..............................................       23,000         81,265
 NTN Corp..............................................       22,000         40,206
 *Namco, Ltd...........................................        2,200         41,457
 #Nichiei Co., Ltd.....................................        2,100         17,978
 Nichirei Corp.........................................       13,000         38,224
 Nidec Corp............................................        3,000        152,539
 Nikko Cordial Corp....................................       52,000        274,538
 Nikon Corp............................................       16,000        143,605
 Nintendo Co., Ltd., Kyoto.............................        6,700      1,152,623
 Nippon COMSYS Corp....................................        5,000         36,064
 Nippon Express Co., Ltd...............................       51,000        183,925
 Nippon Kayaku Co., Ltd................................        5,000         20,306
 *Nippon Light Metal Co., Ltd..........................       24,000         17,934
 Nippon Meat Packers, Inc., Osaka......................       10,000        103,561
 Nippon Mitsubishi Oil Co..............................       69,000        317,774
 Nippon Sanso Corp.....................................        8,000         20,209
 Nippon Sheet Glass Co., Ltd...........................       20,000         85,935
 Nippon Shinpan Co., Ltd...............................        6,000          8,772
 Nippon Shokubai Co., Ltd..............................        9,000         39,256
 Nippon Steel Corp.....................................      321,000        453,671
 Nippon Suisan Kaisha, Ltd.............................       13,000         22,280
 Nippon Telegraph & Telephone Corp.....................          779      3,226,965
 Nippon Unipac Holding.................................           42        205,368
 Nippon Yusen KK.......................................       57,000        166,209
 #Nishimatsu Construction Co., Ltd.....................       10,000         33,058
 Nissan Chemical Industries, Ltd.......................        3,000         13,792
 Nissan Motor Co., Ltd.................................      192,000        948,181
 Nisshin Seifun Group, Inc.............................        9,000         58,189
 Nisshinbo Industries, Inc.............................        9,000         38,744
 Nissin Food Products Co., Ltd.........................        6,000        129,634
 Nitto Denko Corp......................................        8,000        169,597
 Nomura Securities Co., Ltd............................       94,000      1,305,601

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Noritake Co., Ltd.....................................        4,000   $     17,350
 Obayashi Corp.........................................       33,000        121,154
 Oji Paper Co., Ltd....................................       48,000        232,367
 Oki Electric Industry Co., Ltd........................       17,000         57,442
 Okuma Corp............................................        5,000          8,650
 Okumura Corp..........................................       11,000         32,790
 Olympus Optical Co., Ltd..............................       12,000        165,698
 Omron Corp............................................       11,000        148,762
 Onward Kashiyama Co., Ltd.............................        8,000         84,408
 Oracle Corp. Japan....................................        3,000        244,892
 *#Orient Corp.........................................       31,000         39,784
 Oriental Land Co., Ltd................................        4,000        286,560
 Orix Corp.............................................        3,860        371,529
 Osaka Gas Co., Ltd....................................      116,000        303,389
 Paris Miki, Inc.......................................        1,000         29,647
 Penta-Ocean Construction Co., Ltd.....................       16,000         17,544
 Pioneer Electronic Corp...............................        8,000        192,989
 Promise Co., Ltd......................................        5,000        289,565
 Q.P. Corp.............................................        3,000         26,512
 Ricoh Co., Ltd., Tokyo................................       19,000        341,061
 Rohm Co., Ltd.........................................        5,000        675,787
 SMC Corp..............................................        3,300        333,710
 Sanden Corp...........................................        3,000          8,894
 Sankyo Co., Ltd.......................................       21,000        365,875
 Sanrio Co., Ltd.......................................        3,000         28,437
 Sanwa Shutter Corp....................................        4,000          9,162
 Sanyo Electric Co., Ltd...............................       88,000        454,597
 Sapporo Breweries, Ltd................................       11,000         30,735
 Secom Co., Ltd........................................       11,000        611,132
 *#Sega Enterprises, Ltd...............................        7,300        151,496
 Seino Transportation Co., Ltd.........................        3,000         13,889
 *#Seiyu, Ltd..........................................       12,000         26,414
 Sekisui Chemical Co., Ltd.............................       20,000         57,669
 Sekisui House, Ltd....................................       34,000        259,593
 Seven-Eleven Japan Co., Ltd...........................       23,000        954,630
 Seventy-seven (77) Bank, Ltd..........................       16,000         74,596
 Sharp Corp. Osaka.....................................       53,000        687,922
 Shimachu Co., Ltd.....................................        1,000         15,912
 Shimamura Co., Ltd....................................        1,700        106,323
 Shimano, Inc..........................................        5,000         63,355
 Shimizu Corp..........................................       38,000        152,783
 Shin-Etsu Chemical Co., Ltd...........................       20,000        757,011
 Shionogi & Co., Ltd...................................       15,000        257,684
 Shiseido Co., Ltd.....................................       19,000        184,266
 Shizuoka Bank, Ltd....................................       36,000        278,080
 *Showa Denko KK.......................................       49,000         59,700
 Showa Shell Sekiyu KK.................................       18,000        116,671
 Skylark Co., Ltd......................................        5,000        123,055
 *Snow Brand Milk Products Co., Ltd....................       10,000         18,438
 #Softbank Corp........................................       15,800        343,937
 #Sony Corp............................................       44,300      2,090,578
 Stanley Electric Co., Ltd.............................        3,000         25,220
 Sumitomo Bakelite Co., Ltd............................        6,000         38,793
 Sumitomo Bank, Ltd....................................      264,400      1,438,874
 Sumitomo Chemical Co., Ltd............................       77,000        283,319
 Sumitomo Corp.........................................       50,000        273,726
 Sumitomo Electric Industries, Ltd.....................       35,000        291,677
 Sumitomo Forestry Co., Ltd............................        6,000         35,917
 *Sumitomo Heavy Industries, Ltd.......................       17,000         13,394
 *Sumitomo Metal Industries, Ltd. Osaka................      163,000         62,226
 Sumitomo Metal Mining Co., Ltd........................       24,000         83,629
                                                            SHARES           VALUE+
                                                            ------           ------

 Sumitomo Osaka Cement Co., Ltd........................       14,000   $     22,515
 Sumitomo Realty & Development Co., Ltd................       11,000         62,632
 Sumitomo Trust & Banking Co., Ltd.....................       40,000        197,538
 Suruga Bank, Ltd......................................        7,000         41,961
 Suzuken Co., Ltd......................................        2,000         34,845
 TDK Corp..............................................        3,000        152,296
 THK Co., Ltd..........................................        3,000         46,810
 Taiheiyo Cement Corp..................................       45,000         69,812
 Taisei Corp...........................................       46,000        126,288
 Taisho Pharmaceutical Co., Ltd........................       16,000        282,661
 Taiyo Yuden Co., Ltd..................................        5,000         78,788
 Takara Shuzo Co., Ltd.................................       10,000         99,419
 Takashimaya Co., Ltd..................................       12,000         75,734
 Takeda Chemical Industries, Ltd.......................       42,000      1,917,221
 Takefuji Corp.........................................        7,000        565,728
 Takuma Co., Ltd.......................................        2,000         15,758
 Teijin, Ltd...........................................       43,000        159,265
 Teikoku Oil Co., Ltd..................................       12,000         50,879
 Terumo Corp...........................................        9,000        118,060
 Tobu Railway Co., Ltd.................................       36,000        102,928
 Toda Corp.............................................       14,000         42,870
 Toei Co., Ltd.........................................        4,000         11,339
 Toho Co., Ltd.........................................          800         91,946
 Tohuku Electric Power Co., Inc........................       24,200        363,642
 Tokio Marine & Fire Insurance Co., Ltd................       73,000        578,115
 Tokyo Broadcasting System, Inc........................        8,000        128,919
 *Tokyo Dome Corp......................................        4,000         10,429
 Tokyo Electric Power Co., Ltd.........................       65,300      1,503,671
 Tokyo Electron, Ltd...................................        8,000        424,966
 Tokyo Gas Co., Ltd....................................      135,000        368,434
 Tokyo Style Co., Ltd..................................        4,000         34,764
 Tokyu Corp............................................       53,000        204,913
 Toppan Printing Co., Ltd..............................       31,000        283,270
 Toray Industries, Inc.................................       66,000        180,659
 Toshiba Corp..........................................      155,000        662,223
 Tosoh Corp............................................       22,000         46,818
 Tostem Corp...........................................       15,240        206,475
 Toto, Ltd.............................................       16,000         86,033
 Toyo Information System Co., Ltd......................        2,000         52,633
 Toyo Seikan Kaisha, Ltd...............................        9,300        122,524
 Toyobo Co., Ltd.......................................       26,000         36,746
 Toyoda Automatic Loom Works, Ltd......................        8,000        125,216
 Toyoda Gosei Co., Ltd.................................        3,000         45,080
 Toyota Motor Corp.....................................      178,000      4,554,253
 Trans Cosmos, Inc.....................................        1,000         28,835
 *Trend Micro Inc......................................        3,000         78,219
 Tsubakimoto Chain Co..................................        4,000          9,325
 *UFJ Holdings, Inc....................................           68        225,259
 UNY Co., Ltd..........................................        9,000         98,615
 Ube Industries, Ltd...................................       37,000         50,790
 Uni-Charm Corp........................................        3,000         78,706
 *Ushio Inc............................................        2,000         25,017
 Wacoal Corp...........................................        7,000         67,319
 #World Co., Ltd.......................................        2,000         59,294
 Yakult Honsha Co., Ltd................................        8,000         65,629
 Yamaha Corp...........................................        9,000         75,880
 Yamaha Motor Co., Ltd.................................        6,000         36,112
 Yamanouchi Pharmaceutical Co., Ltd....................       17,000        477,762
 Yamato Transport Co., Ltd.............................       22,000        419,037
 Yamazaki Baking Co., Ltd..............................        9,000         60,309

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Yasuda Fire & Marine Insurance Co., Ltd..............       25,000   $    153,514
 Yokogawa Electric Corp................................       12,000         97,372
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $109,762,454)..................................                  75,938,440
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $933).........................................                         939
                                                                       ------------
TOTAL -- JAPAN
  (Cost $109,763,387)..................................                  75,939,379
                                                                       ------------
FRANCE -- (10.9%)
COMMON STOCKS -- (10.9%)
 AXA...................................................       79,864      1,744,848
 Accor SA..............................................        9,340        309,432
 Air Liquide...........................................        3,865        541,208
 Air Liquide Prime Fidelite............................        2,303        322,484
 Air Liquide Prime Fidelite 2002.......................        2,900        411,570
 Alcatel SA............................................       57,500      1,049,274
 Alstom SA.............................................        9,900        116,124
 Altran Technologies SA................................        4,100        183,153
 *Atos Origin..........................................        2,000        134,847
 Aventis...............................................       36,165      2,525,805
 Banque Nationale de Paris.............................       21,269      1,866,337
 Bouygues..............................................       15,770        543,637
 *Business Objects SA..................................        2,800         95,271
 Cap Gemini SA.........................................        5,850        375,047
 Carrefour.............................................       33,750      1,748,211
 Casino Guichard Perrachon.............................        4,400        345,714
 *Castorama Dubois Investissements SA..................        4,400        210,974
 Cie de Saint-Gobain...................................        3,984        581,109
 Cie Generale D'Optique Essilor Intenational SA........        4,300        125,902
 Club Mediterranee SA..................................          700         28,218
 Compagnie Francaise d'Etudes et de Construction
   Technip SA..........................................        1,090        128,342
 Dassault Systemes SA..................................        5,000        237,281
 #Eurafrance...........................................        1,950        110,873
 #France Telecom SA....................................       52,752      2,083,024
 Gecina SA.............................................          784         63,215
 Generale des Establissements Michelin SA Series B.....        5,909        193,277
 Groupe Danone.........................................        7,042        814,028
 Imerys SA.............................................          600         58,291
 L'Oreal...............................................       32,100      2,208,847
 #LVMH (Louis Vuitton Moet Hennessy)...................       23,235        943,073
 Lafarge SA............................................        3,398        305,626
 Lafarge SA Prime Fidelite.............................        4,689        421,742
 Lagardere SCA.........................................        6,500        269,179
 Pechiney SA Series A..................................        3,355        163,722
 Pernod-Ricard SA......................................        2,660        196,495
 Peugeot SA............................................       12,300        520,714
 Pinault Printemps Redoute SA..........................        5,600        736,591
 Publicis Groupe.......................................        6,100        152,443
 SGE (Societe Generale d'Enterprise SA)................        4,240        238,040
 Sanofi Synthelabo.....................................       34,656      2,401,797
 Schneider SA..........................................        9,499        434,626
 Seb SA................................................          300         15,808
 Seb SA Prime Fidelity.................................          600         31,617
                                                            SHARES           VALUE+
                                                            ------           ------

 Simco SA..............................................        1,100   $     74,855
 Societe BIC SA........................................        2,200         72,886
 Societe Generale, Paris...............................       19,828      1,079,442
 *Societe Television Francaise 1.......................        9,700        235,547
 Sodexho Alliance SA...................................        6,866        281,017
 Suez (ex Suez Lyonnaise des Eaux).....................       48,270      1,458,706
 Thales SA.............................................        7,924        283,806
 *Thomson Multimedia...................................       12,200        337,001
 Total SA..............................................       34,406      4,390,014
 Unibail SA............................................        1,800         92,190
 #Usinor SA............................................       10,700        134,322
 Valeo SA..............................................        3,500        132,407
 Vivendi Universal SA..................................       51,336      2,626,970
 Zodiac SA.............................................          200         35,816
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $39,206,294)...................................                  37,222,795
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $5,148).......................................        1,521          9,670
                                                                       ------------
TOTAL -- FRANCE
  (Cost $39,211,442)...................................                  37,232,465
                                                                       ------------
GERMANY -- (7.9%)
COMMON STOCKS -- (7.9%)
 Adidas-Salomon AG.....................................        1,900        122,831
 *Aixtron AG...........................................        2,400         58,452
 Allianz AG............................................       13,708      3,228,098
 *Altana AG............................................        5,300        265,992
 BASF AG...............................................       27,650      1,063,347
 Bayer AG..............................................       33,300      1,079,368
 Bayerische Vereinsbank AG.............................       23,700        769,260
 Beiersdorf AG.........................................        3,800        420,211
 Bilfinger & Berger Bau AG, Mannheim...................          800         17,335
 Buderus AG............................................        2,700         66,653
 Continental AG........................................        5,300         65,015
 *D. Logistics AG......................................        1,200         10,852
 DaimlerChrysler AG, Stuttgart.........................       45,652      1,917,121
 Deutsche Bank AG......................................       26,988      1,747,132
 Deutsche Lufthansa AG.................................       17,400        228,246
 Deutsche Post AG......................................       42,000        597,572
 Deutsche Telekom AG...................................      158,620      2,665,870
 Douglas Holding AG....................................        1,500         35,458
 Dyckerhoff AG.........................................          900         12,378
 *Em TV & Merchandising AG.............................        5,900         10,302
 *Epcos AG.............................................        2,800        130,370
 Fag Kugelfischer Georg Schaefer AG....................        2,500         26,526
 Fresenius Medical Care AG.............................        2,900        189,686
 Gehe AG...............................................        3,000        114,566
 Heidelberger Zement AG, Heidelberg....................        2,300        107,502
 Hochtief AG...........................................        3,160         44,705
 *Infineon Technologies AG.............................       23,600        459,186
 Kamps AG, Duesseldorf.................................        3,500         28,048
 Karstadt Quelle AG....................................        5,350        194,011
 Linde AG..............................................        5,000        214,896
 MAN AG................................................        4,650         93,057
 Merck KGAA............................................        1,900         69,581
 Metro AG..............................................       13,840        470,908
 Munchener Rueckversicherungs..........................        8,000      2,159,703
 Preussag AG...........................................        7,336        188,849

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Rwe AG (Neu)..........................................          800   $     22,421
 Rwe AG (NEU) Series A.................................       24,050        897,983
 SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)..................................       11,900      1,475,220
 *SGL Carbon AG........................................          700         17,362
 Schering AG...........................................        9,000        489,560
 Siemens AG............................................       40,425      2,385,351
 *Software AG..........................................          700         30,085
 ThyssenKrupp AG.......................................       23,400        333,142
 Veba AG...............................................       34,798      1,754,202
 Volkswagen AG.........................................       14,220        623,896
 *WCM Beteiligungs AG..................................       11,608        133,560
                                                                       ------------
TOTAL -- GERMANY
  (Cost $33,700,542)...................................                  27,035,869
                                                                       ------------
SWITZERLAND -- (7.1%)
COMMON STOCKS -- (7.1%)
 ABB, Ltd..............................................       90,137        941,442
 Adecco SA.............................................       10,613        547,796
 Ascom Holding AG......................................          949         20,976
 Charles Voegele Holding AG............................          371         15,567
 Ciba Spezialitaetenchemie Holding AG..................        3,066        189,904
 Cie Financiere Richemont AG Series A..................       24,100        456,597
 *Credit Swisse Group..................................       55,600      2,143,929
 Fischer (Georg) AG, Schaffhausen......................          145         26,679
 Forbo Holding AG, Eglisau.............................          102         31,217
 Givaudan SA, Vernier..................................          398        122,050
 Holcim, Ltd...........................................        2,069        425,914
 Jelmoli Holding AG, Zuerich...........................           19         19,383
 *Kudelski SA..........................................        2,060        138,852
 Kuoni Reisen Holding AG...............................          110         28,055
 *Logitech International SA............................        1,780         62,151
 Lonza Group AG, Zuerich...............................          297        185,761
 Nestle SA, Cham und Vevey.............................       18,230      3,758,272
 Novartis AG...........................................      144,093      5,057,426
 *Phonak Holding AG....................................        2,600         60,232
 Publicitas Holding SA, Lausanne.......................          104         22,609
 Roche Holding AG......................................        7,900        656,019
 Roche Holding AG......................................       32,500      2,323,839
 Schindler Holding AG, Hergiswil.......................           21         29,266
 Schindler Holding AG, Hergiswil Partizipsch...........           55         77,317
 *Serono SA............................................          538        444,307
 Societe Generale de Surveillance Holding SA...........          310         50,450
 Sulzer AG, Winterthur.................................          165         24,347
 Sulzer Medic AG.......................................          330         12,915
 *Swatch Group AG......................................        1,580        142,717
 Swiss Reinsurance Co., Zurich.........................       13,600      1,370,909
 Swisscom AG...........................................        1,118        304,146
 *Syngenta AG..........................................        2,863        145,168
 *The Swatch Group AG..................................        5,850        111,900
 *UBS AG...............................................       60,453      3,001,010
 Unaxis Holding AG.....................................          555         56,114
 Valora Holding AG.....................................          110         17,634
 Zurich Versicherungs-Gesellschaft - Allied AG.........        3,892        991,440
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,761,116)...................................                  24,014,310
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

RIGHTS/WARRANTS -- (0.0%)
 *Swiss Reinsurance Co. Rights 12/11/01
   (Cost $0)...........................................       13,600   $          0
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $23,761,116)...................................                  24,014,310
                                                                       ------------
NETHERLANDS -- (5.6%)
COMMON STOCKS -- (5.6%)
 ABN-AMRO Holding NV...................................       74,012      1,202,806
 AKZO Nobel NV.........................................       13,700        617,642
 Aegon NV..............................................       67,753      1,804,813
 Buhrmann NV...........................................        5,829         59,395
 Elsevier NV...........................................       35,400        409,527
 Getronics NV..........................................       11,878         43,925
 Hagemeyer NV..........................................        4,758         81,287
 Heineken NV...........................................       23,562        875,542
 IHC Caland NV.........................................        1,143         51,274
 Ing Groep NV..........................................       89,410      2,337,684
 KLM (Koninklijke Luchtvaart Mij) NV...................        2,377         28,797
 Koninklijke Ahold NV..................................       39,758      1,174,777
 *#Koninklijke KPN NV..................................       55,376        252,877
 Koninklijke Philips Electronics NV....................       63,412      1,731,762
 Koninklijke Vendex KBB NV.............................        4,178         39,879
 Koninklijke Vopak NV..................................        1,700         26,760
 *Norit NV.............................................       22,450        396,004
 Oce NV................................................        2,991         27,317
 Royal Dutch Petroleum Co., Den Haag...................      103,300      4,994,717
 TNT Post Groep NV.....................................       23,170        473,018
 Unilever NV...........................................       27,542      1,568,445
 *United Pan-Europe Communications NV Series A.........       21,200          9,491
 Vedior NV, Amsterdam..................................        7,127         78,301
 Vnu NV................................................       11,337        365,441
 Wolters Kluwer NV.....................................       13,088        283,600
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $20,807,582)...................................                  18,935,081
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Unilever NV
   (Cost $114,431).....................................       19,200         95,070
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $20,922,013)...................................                  19,030,151
                                                                       ------------
ITALY -- (4.0%)
COMMON STOCKS -- (4.0%)
 Acea SpA..............................................        4,000         28,366
 *#Alitalia Linee Aeree Italiane SpA Series A..........       50,000         47,367
 Alleanza Assicurazioni SpA............................       13,612        142,967
 Assicurazioni Generali SpA, Trieste...................       51,014      1,400,028
 Autogrill SpA, Novara.................................       10,000         90,614
 Autostrade Concessioni e Costruzioni Autostrade SpA
   Series A............................................       47,000        312,262
 Banca di Roma SpA.....................................       54,750        122,068
 *Banca Fideuram SpA...................................       15,000        110,806
 Banca Nazionale del Lavoro SpA BNL....................       42,000         94,393
 Banca Popolare di Milano..............................        9,520         33,415
 Benetton Group SpA....................................        6,950         74,676
 *#Bipop-Carire SpA....................................       38,000         64,988

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bulgari SpA...........................................       10,000   $     84,794
 Credito Italiano......................................      204,000        769,005
 Eni SpA...............................................      163,000      1,916,325
 Ente Nazionale per L'Energia Elettrica SpA............      247,000      1,413,236
 #Fiat SpA.............................................       13,990        232,369
 Fiat SpA..............................................        3,000         35,995
 #Gruppo Editoriale L'espresso SpA.....................       16,000         49,856
 Intesabci SpA.........................................      212,627        516,898
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....        4,680         35,912
 Italgas Sta Italiana Per Il Gas SpA...................       13,500        120,879
 Luxottica Group SpA...................................        7,000        108,370
 Mediaset SpA..........................................       48,000        359,306
 #Mediobanca SpA.......................................       25,000        269,067
 *Mediolanum SpA.......................................       14,000        125,732
 Mondadori (Arnoldo) Editore SpA.......................       10,500         67,410
 Parmalat Finanziaria SpA..............................       28,600         77,337
 Pirelli SpA...........................................       70,000        117,521
 RAS SpA (Riunione Adriatica di Sicurta)...............       29,303        356,573
 Rinascente per l'Esercizio di Grande Magazzini SpA....       10,000         37,249
 #SAI SpA (Sta Assicuratrice Industriale), Torino......        2,000         27,399
 SNIA SpA..............................................       20,400         27,089
 San Paolo-IMI SpA.....................................       55,607        612,921
 *Seat Pagine Gialle SpA, Torino.......................       11,060          9,329
 *Sirti SpA............................................        4,000          3,510
 Telecom Italia Mobile SpA.............................      331,740      1,874,321
 Telecom Italia SpA, Torino............................      212,500      1,809,490
 *#Tiscali SpA.........................................       13,000        127,926
                                                                       ------------
TOTAL -- ITALY
  (Cost $15,754,264)...................................                  13,707,769
                                                                       ------------
AUSTRALIA -- (3.5%)
COMMON STOCKS -- (3.5%)
 AMP, Ltd..............................................       53,725        532,570
 Amcor, Ltd............................................       25,002         91,119
 Aristocrat Leisure, Ltd...............................       17,000         57,004
 Australia & New Zealand Banking Group, Ltd............       60,978        533,108
 Australian Gas Light Company..........................       16,265         75,063
 Australian Stock Exchange, Ltd........................        3,400         19,668
 BRL Hardy, Ltd........................................        5,817         31,850
 Boral, Ltd............................................       13,519         22,782
 Brambles Industries, Ltd..............................       41,993        216,730
 Broken Hill Proprietary Co., Ltd......................      174,800        913,071
 CSL, Ltd..............................................        6,067        151,327
 CSR, Ltd..............................................       53,442        185,677
 Coca-Cola Amatil, Ltd.................................       45,669        126,842
 Cochlear, Ltd.........................................        2,000         46,810
 Coles Myer, Ltd.......................................       50,710        216,275
 Commonwealth Bank of Australia........................       60,720        903,228
 Computershare, Ltd....................................       21,742         62,829
 E.R.G. Limited........................................       25,140          7,061
 Fosters Brewing Group, Ltd............................       95,190        242,598
 Futuris Corp., Ltd....................................       13,680         12,544
 Goodman Fielder, Ltd..................................       43,872         31,718
 Harvey Norman Holdings, Ltd...........................       34,414         63,918
 Iluka Resources, Ltd..................................        8,599         17,103
 James Hardies Industries NV...........................       18,584         52,195
                                                            SHARES           VALUE+
                                                            ------           ------

 John Fairfax Holdings, Ltd............................       29,385   $     54,562
 Leighton Holdings, Ltd................................       11,805         67,540
 Lend Lease Corp., Ltd.................................       19,078        118,081
 MIM Holdings..........................................       53,718         30,734
 Macquarie Bank, Ltd...................................        7,200        131,069
 Mayne Nickless, Ltd...................................       35,416        133,161
 Mirvac, Ltd...........................................       24,129         48,944
 #National Australia Bank, Ltd.........................       74,078      1,217,019
 Newcrest Mining, Ltd..................................        7,154         13,321
 News Corp., Ltd.......................................      118,476        773,408
 News Corp., Ltd.......................................       97,324        744,110
 Normandy Mining, Ltd..................................       89,416         74,411
 Nrma Insurance Group, Ltd.............................       47,200         74,139
 Onesteel, Ltd.........................................       19,265         10,721
 Orica, Ltd............................................        9,622         34,541
 Origin Energy, Ltd....................................       13,743         20,729
 Pacific Dunlop, Ltd...................................       39,727         20,043
 Paperlinx, Ltd........................................        7,931         19,371
 Publishing and Broadcasting, Ltd......................       26,231        138,069
 QBE Insurance Group, Ltd..............................       21,654         79,964
 Rio Tinto, Ltd........................................       23,684        427,646
 Santos, Ltd...........................................       25,856         86,619
 Sonic Healthcare, Ltd.................................        5,044         20,219
 Sons of Gwalia, Ltd...................................        5,442         20,510
 Southcorp, Ltd........................................       29,805        119,567
 Suncorp-Metway Limited................................       14,375         98,662
 Tab, Ltd..............................................       16,900         23,909
 Tabcorp Holdings, Ltd.................................       15,910         85,299
 Telstra Corp., Ltd....................................      304,900        872,208
 *Transurban Group.....................................       20,700         50,279
 WMC, Ltd..............................................       48,907        240,128
 Wesfarmers, Ltd.......................................       17,669        293,158
 Westfield Holdings, Ltd...............................       21,178        176,692
 Westpac Banking Corp..................................       83,032        644,986
 Woodside Petroleum, Ltd...............................        6,666         46,081
 Woolworths, Ltd.......................................       51,358        296,237
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,697,279)...................................                  11,919,227
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $84,341)......................................                      84,191
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights..........................        9,878              0
 *ERG, Ltd. Rights. 12/11/01...........................        7,542            118
 *Harvey Norman Holdings, Ltd. Rights 12/19/01.........        1,274            596
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         714
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $11,781,620)...................................                  12,004,132
                                                                       ------------
SPAIN -- (3.5%)
COMMON STOCKS -- (3.5%)
 Acerinox SA...........................................        2,600         81,481
 Aguas de Barcelona SA.................................        6,071         79,746
 Autopistas Concesionaria Espanola SA..................       12,811        125,722
 Banco Bilbao Vizcaya SA...............................      162,300      1,996,743
 Banco Santander Central Hispanoamerica SA.............      231,684      1,974,921

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Coporacion Financiera Reunida SA.....................        6,070   $     59,297
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................        6,600         39,949
 Cortefiel SA..........................................        2,000         11,891
 Ebro Puleva SA........................................        5,520         57,581
 Empresa Nacional de Celulosa SA.......................        1,100         15,217
 Endesa SA, Madrid.....................................       53,700        859,242
 Fabrica Espanola de Productos Quimicos y Farmaceuticos
   SA..................................................        1,650         18,438
 Fomento de Construcciones y Contratas SA..............        6,000        128,508
 Gas Natural SA, Buenos Aires..........................       22,700        397,975
 Grupo Dragados SA, Madrid.............................        8,700        107,891
 Iberdrola SA..........................................       45,700        586,789
 *Inmobiliaria Urbis SA................................        4,700         18,727
 Metrovacesa SA........................................        2,136         28,593
 OCP Construcciones SA, Madrid.........................        2,700         63,945
 Portland Valderrivas SA...............................          900         19,744
 *Promotora de Informaciones SA........................        8,600         84,012
 Prosegur Cia de Seguridad SA..........................        1,800         24,901
 *Puleva Biotech SA....................................        4,600              0
 Repsol SA.............................................       62,000        871,582
 *Societe General de Aguas de Barcelona SA Issue 01....           60            779
 Sol Melia SA..........................................        8,400         63,405
 Tabacalera SA.........................................       15,500        247,041
 *Tele Pizza SA........................................        7,000         11,407
 *Telefonica de Espana SA..............................      237,297      3,206,257
 Telefonica Publicidad e Informacion S.A...............       14,600         58,566
 *Terra Networks SA....................................       29,400        245,610
 Union Fenosa SA.......................................       15,400        240,896
 Vallehermoso SA.......................................        5,400         35,442
 Zardoya Otis Em.......................................          623          5,790
 Zardoya Otis SA.......................................        6,230         58,573
 *Zeltia SA............................................        8,400         68,444
                                                                       ------------
TOTAL -- SPAIN
  (Cost $12,532,781)...................................                  11,895,105
                                                                       ------------
FINLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
 Amer-Yhtymae Oyj Series A.............................          800         19,162
 *Comptel Oyj..........................................        2,997         10,063
 Finnlines Oyj.........................................          700         13,476
 Fortum Oyj............................................       50,736        231,688
 Hartwall Oyj Series A.................................        3,520         74,067
 Instrumentarium Oy....................................          800         33,595
 #Kemira Oyj...........................................        7,700         57,570
 Kesko Oyj.............................................        4,800         39,455
 Kone Corp.............................................        1,000         67,728
 Metra Oyj Series B....................................        3,200         57,449
 Metso Oyj.............................................        8,133         78,284
 Nokia Oyj.............................................      220,893      5,162,253
 Orion-Yhtyma Oyj Series A.............................        1,200         20,845
 Orion-Yhtyma Oyj Series B.............................        1,100         19,108
 Outokumpu Oyj Series A................................        7,400         73,879
 Pohjola Group Insurance Corp. Series A................        2,200         39,004
 Rautaruukki Oy Series K...............................        5,100         19,271
 Sampo Insurance Co., Ltd..............................       25,500        200,699
 #Sonera Group Oyj.....................................       44,612        231,285
 *Sonera Oyj I-........................................       22,306        115,642
                                                            SHARES           VALUE+
                                                            ------           ------

 Stockmann Oy AB.......................................          600   $      5,802
 Stora Enso Oyj Series R...............................       33,400        426,165
 Tietoenator Corp......................................        2,800         72,080
 Upm-Kymmene Oyj.......................................       15,500        523,921
 Uponor Oyj Series A...................................        1,400         22,940
                                                                       ------------
TOTAL -- FINLAND
  (Cost $8,586,699)....................................                   7,615,431
                                                                       ------------
SWEDEN -- (2.2%)
COMMON STOCKS -- (2.2%)
 Assa Abloy AB Series B................................       13,900        193,850
 Assidoman AB..........................................        4,600        110,651
 Atlas Copco AB Series A...............................        6,300        132,085
 Atlas Copco AB Series B...............................        2,600         51,104
 *Billerud AB..........................................        2,123         12,717
 Drott Series B........................................        2,400         24,036
 Electrolux AB Series B................................       16,800        242,942
 Gambro AB Series A....................................       11,300         72,449
 Gambro AB Series B....................................        2,700         17,311
 Graenges AB...........................................        1,100         15,238
 Hennes & Mauritz AB Series B..........................       33,000        657,898
 Hoeganges AB Series B.................................        1,300         19,894
 Holmen AB Series B....................................        2,900         64,737
 *Modern Times Group AB Series B.......................        1,800         38,749
 *Netcom AB Series B...................................        4,700        151,109
 Nobelpharma AB........................................          900         36,222
 Nordic Baltic Holdings AB.............................      134,748        668,441
 Om Gruppen AB.........................................        2,500         32,291
 SSAB Swedish Steel Series A...........................        1,700         15,514
 Sandvik AB............................................       11,600        245,376
 Securitas AB Series B.................................       15,400        274,587
 Skandia Insurance AB..................................       42,600        316,987
 Skandinaviska Enskilda Banken Series A................       30,400        267,465
 Skanska AB Series B...................................       16,400        105,915
 Svenska Cellulosa AB Series B.........................       10,400        260,875
 Svenska Handelsbanken Series A........................       32,100        429,641
 Svenska Kullagerfabriken AB Series A..................        1,300         22,632
 Svenska Kullagerfabriken AB Series B..................        2,500         44,576
 Swedish Match AB (Frueher Svenska Taendsticks AB).....       15,500         77,616
 Telefon AB L.M. Ericsson Series A.....................       12,000         66,829
 Telefon AB L.M. Ericsson Series B.....................      366,300      2,022,804
 Telia AB..............................................      135,600        590,171
 Trelleborg AB Series B................................        2,200         17,091
 Volvo AB Series A.....................................        5,400         80,868
 Volvo AB Series B.....................................       12,600        198,717
 WM-Data AB Series B...................................        8,500         21,242
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $8,928,664)....................................                   7,600,630
                                                                       ------------
HONG KONG -- (2.0%)
COMMON STOCKS -- (2.0%)
 ASM Pacific Technology, Ltd...........................       12,000         21,542
 Amoy Properties, Ltd..................................      113,500        114,977
 Bank of East Asia, Ltd................................       52,571        110,892
 CLP Holdings, Ltd.....................................      100,200        388,026
 Cathay Pacific Airways, Ltd...........................      123,000        147,470
 Cheung Kong Holdings, Ltd.............................       91,000        880,998

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Cheung Kong Infrastructure Holdings, Ltd..............       88,000   $    139,924
 Esprit Holdings, Ltd..................................       28,158         31,593
 Giordano International, Ltd...........................       40,000         18,209
 Hang Lung Development Co., Ltd........................       40,000         34,109
 Hang Seng Bank, Ltd...................................       77,000        834,323
 Henderson Land Development Co., Ltd...................       69,000        261,453
 Hong Kong and Shanghai Hotels, Ltd....................       27,500          9,080
 Hong Kong Electric Holdings, Ltd......................       83,707        306,446
 Hong Kong Exchanges & Clearing, Ltd...................       18,000         25,851
 Hutchison Whampoa, Ltd................................      171,100      1,585,165
 Hysan Development Co., Ltd............................       39,135         35,880
 Johnson Electric Holdings, Ltd........................      148,000        167,954
 Li & Fung, Ltd........................................      110,000        122,715
 New World Development Co., Ltd........................       85,427         70,655
 Oriental Press Group, Ltd.............................       69,600          7,943
 *#Pacific Century Cyberworks, Ltd.....................      881,326        251,451
 Shangri-La Asia, Ltd..................................       76,000         47,022
 Sino Land Co., Ltd....................................      132,916         43,461
 South China Morning Post (Holdings), Ltd..............       60,000         31,929
 Sung Hungkai Properties, Ltd..........................       96,506        711,556
 Swire Pacific, Ltd. Series A..........................       37,000        179,816
 Television Broadcasts, Ltd............................       15,000         52,702
 Varitronix International, Ltd.........................        9,147          5,513
 Wharf Holdings, Ltd...................................       98,542        212,284
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,123,966)....................................                   6,850,939
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $8,612).......................................                       8,613
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $8,132,578)....................................                   6,859,552
                                                                       ------------
DENMARK -- (1.0%)
COMMON STOCKS -- (1.0%)
 Bang & Olufsen Holding A.S. Series B..................          290          6,105
 Carlsberg A.S. Series A...............................          680         24,539
 Carlsberg A.S. Series B...............................        2,880        117,789
 Coloplast A.S. Series B...............................          970         64,175
 Dampskibsselskabet AF (1912) A.S......................           45        304,216
 Dampskibsselskabet Svendborg A.S......................           31        279,677
 Danisco A.S...........................................        2,450         87,530
 Danske Bank A.S.......................................       33,656        532,380
 *East Asiatic Co., Ltd................................          900         18,838
 FLS Industries........................................          890          6,423
 Falck A.S.............................................          870        105,700
 Gn Great Nordic.......................................        9,620         56,703
 *H. Lundbeck A.S......................................       11,002        295,128
 *ISS A.S..............................................        1,763         97,554
 Koebenhavns Lufthavne.................................          280         15,594
 *Navision Software A.S................................          866         22,397
 *Neg Micon A.S........................................        7,660        227,133
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........        1,100         13,894
 Novo-Nordisk AS Series B..............................       14,150        549,785
 Novozymes A.S. Series B...............................        2,830         55,489
 Sas Danmark A.S.......................................        1,980         14,291
                                                            SHARES           VALUE+
                                                            ------           ------

 Sparkasse Regensburg..................................          880   $     21,912
 TK Development........................................          614         13,295
 Tele Danmark A.S......................................       10,210        356,170
 *Topdanmark A.S.......................................        1,300         30,494
 Vestas Wind Systems A.S...............................        4,400        146,611
 *William Demant Holding...............................        3,260         89,018
                                                                       ------------
TOTAL -- DENMARK
  (Cost $3,980,114)....................................                   3,552,840
                                                                       ------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
 AGFA-Gevaert NV, Mortsel..............................        7,300         80,398
 Barco (New) NV........................................          400         14,326
 *Barconet NV..........................................          800          4,033
 Bekaert SA............................................          700         23,116
 Cie Martime Belge SA..................................          300         13,001
 Colruyt SA Halle......................................        1,700         73,978
 D'Ieteren SA..........................................          290         40,975
 Delhaize Freres & cie le Lion SA Molenbeek-Saint
   Jean................................................        2,700        143,846
 *Dexia SA.............................................       14,100        195,690
 Electrabel SA.........................................        2,800        589,173
 Fortis AG Series B....................................       29,579        695,497
 Glaverbel SA..........................................          200         18,803
 *Heidelberger Zement AG VVPR..........................          266              2
 *Interbrew SA.........................................        8,600        227,163
 KBC Bancassurance Holding SA..........................       15,700        482,744
 Solvay SA.............................................        4,400        251,750
 *Suez (ex Suez Lyonnaise des Eaux) SA VVPR............       11,500            103
 *Total Fina SA VVPR Strips............................        2,250             20
 UCB SA................................................        7,600        296,019
 Union Miniere SA......................................        1,100         42,668
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $4,127,800)....................................                   3,193,305
                                                                       ------------
SINGAPORE -- (0.9%)
COMMON STOCKS -- (0.9%)
 *Allgreen Properties, Ltd.............................       41,000         20,264
 Capitaland, Ltd.......................................      115,500         94,617
 *#Chartered Semiconductor Manufacturing, Ltd..........       55,000        122,551
 City Developments, Ltd................................       32,000         84,235
 Creative Technology Co., Ltd..........................        3,000         22,282
 Cycle & Carriage, Ltd.................................        7,047         10,507
 DBS Group Holdings, Ltd...............................       55,000        342,423
 Fraser & Neave, Ltd...................................       10,000         40,414
 Keppel Corp., Ltd.....................................       25,000         36,318
 Keppel Land, Ltd......................................       22,000         19,824
 Natsteel, Ltd.........................................       12,000          5,374
 *Neptune Orient Lines, Ltd............................       23,000         11,054
 Overseas Chinese Banking Corp., Ltd...................       59,000        344,771
 Overseas Union Enterprise, Ltd........................        6,000         19,333
 Parkway Holdings, Ltd.................................       20,000         10,267
 Sembcorp Industries, Ltd..............................       52,000         39,758
 *Sembcorp Logistics, Ltd..............................       39,000         38,338
 Sembcorp Marine, Ltd..................................       55,000         23,879
 Singapore Airlines, Ltd...............................       55,000        282,349
 Singapore Land, Ltd...................................       11,000         20,545
 Singapore Press Holdings..............................       21,000        217,905

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Singapore Technologies Engineering, Ltd...............      132,000   $    145,620
 Singapore Telecommunications, Ltd.....................      707,000        679,559
 Smrt Corporation, Ltd.................................       59,000         23,522
 *St Assembly test Services, Ltd.......................       38,000         36,110
 United Industrial Corp., Ltd..........................       32,000         11,796
 United Overseas Bank, Ltd.............................       48,000        301,463
 United Overseas Land, Ltd.............................       22,000         21,386
 Venture Manufacturing (Singapore), Ltd................        7,000         45,493
 Wing Tai Holdings, Ltd................................       19,000          7,160
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,979,539)....................................                   3,079,117
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $1,684).......................................                       1,689
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $4,981,223)....................................                   3,080,806
                                                                       ------------
IRELAND -- (0.7%)
COMMON STOCKS -- (0.7%)
 Allied Irish Banks P.L.C..............................       50,579        526,251
 CRH P.L.C.............................................       29,478        488,300
 DCC P.L.C.............................................        4,814         49,570
 *Elan Corp. P.L.C.....................................        9,909        443,626
 Greencore Group P.L.C.................................        5,201         12,481
 Independent News & Media P.L.C........................       29,717         48,960
 *Iona Technologies P.L.C..............................        1,178         20,568
 Irish Permanent P.L.C.................................       16,243        181,800
 Jefferson Smurfit Group P.L.C.........................       60,968        130,472
 Jurys Hotel Group P.L.C...............................        2,694         18,212
 Kerry Group P.L.C.....................................        9,689        122,325
 *Ryanair Holdings P.L.C...............................       18,851        214,365
 Waterford Wedgwood P.L.C..............................       42,263         31,030
                                                                       ------------
TOTAL -- IRELAND
  (Cost $2,515,619)....................................                   2,287,960
                                                                       ------------
PORTUGAL -- (0.6%)
COMMON STOCKS -- (0.6%)
 BPI SGPS SA...........................................       37,462         81,175
 *Banco Comercial Portugues SA.........................      133,019        546,693
 Banco Espirito Santo e Comercial de Lisboa............       12,880        160,305
 Brisa Auto Estradas de Portugal SA....................       16,600        141,204
 Cimpor Cimentos de Portugal SA........................        6,180        103,865
 Electricidade de Portugal SA..........................      117,800        270,024
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        5,600         40,766
 *PT Multimedia Servicos de Telecomunicacoes e
   Multimedia SGPS SA..................................        4,000         27,041
 *Portugal Telecom SA..................................       71,530        545,048
 Sonae SGPS SA.........................................      108,923         75,098
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $2,630,813)....................................                   1,991,219
                                                                       ------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A..............................        3,400         57,856
                                                            SHARES           VALUE+
                                                            ------           ------

 Den Norske Bank ASA Series A..........................       36,500   $    152,415
 Elkem ASA.............................................        2,500         42,821
 *Kvaerner ASA.........................................        5,473          7,843
 *Merkantildata ASA....................................        6,800          8,222
 Nera ASA..............................................        6,300         16,786
 Norsk Hydro ASA.......................................       15,700        608,136
 Norske Skogindustrier ASA Series A....................        5,000         86,761
 *Opticom Asa..........................................          600         31,234
 Orkla ASA Series A....................................       11,471        188,775
 *Petroleum Geo Services ASA...........................        4,600         29,353
 Schibsted ASA.........................................        2,700         27,204
 Smedvig ASA Series A..................................        3,800         25,950
 Storebrand ASA........................................       14,500         80,190
 *Tandberg ASA.........................................        2,800         57,363
 *Tandberg Television ASA..............................        2,800         13,228
 Tomra Systems ASA.....................................        9,200         98,051
                                                                       ------------
TOTAL -- NORWAY
  (Cost $1,786,488)....................................                   1,532,188
                                                                       ------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 Alpha Credit Bank.....................................        7,170        133,922
 Athens Water & Sewerage Public Co.....................        4,100         26,432
 *Attica Enterprises S.A. Holdings.....................        3,130         14,798
 Bank of Piraeus S.A...................................        6,510         58,407
 EFG Eurobank Ergasias S.A.............................       11,390        165,013
 Hellenic Bottling Co., S.A............................        9,200        134,768
 Hellenic Duty Free Shops S.A..........................        2,000         20,343
 Hellenic Petroleum S.A................................       10,100         68,912
 Hellenic Technodomiki S.A.............................        3,900         23,397
 Intracom S.A..........................................        3,310         46,709
 Lambrakis Press S.A...................................        2,260         10,604
 Mailis (M.J.) S.A.....................................        2,800         13,689
 *National Bank of Greece..............................        9,100        223,259
 Panafon Hellenic Telecommunications Co. S.A...........       15,380         77,945
 Titan Cement Co.......................................        1,140         39,871
                                                                       ------------
TOTAL -- GREECE
  (Cost $1,162,620)....................................                   1,058,069
                                                                       ------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................          754          4,523
 BBAG Oesterreichische Brau-Beteiligungs AG............          498         16,744
 BWT AG................................................          880         20,881
 Bayerische Hypo- Und Vereinsbank AG...................        4,948        157,723
 Bohler Uddeholm AG....................................          480         19,126
 *Erste Bank der Oesterreichischen Sparkassen AG.......        1,259         65,947
 Flughafen Wien AG.....................................          579         15,553
 Mayr-Melnhof Karton AG................................          472         22,399
 Oesterreichische Elektrizitaetswirtschafts AG.........          810         57,304
 Omv AG................................................        1,557        129,641
 Rhi AG, Wien..........................................          778          5,155
 *Telekom Austria AG...................................        8,470         70,911
 Va Technologie AG.....................................          805         16,218

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Voest-Alpine Stahl AG.................................          825   $     22,974
 Wienerberger AG.......................................        4,007         56,652
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $991,500)......................................                     681,751
                                                                       ------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Auckland International Airport, Ltd...................       19,656         31,471
 Carter Holt Harvey, Ltd...............................       72,500         52,462
 Contact Energy, Ltd...................................       18,722         31,455
 *Fisher & Paykel Apppliances Holdings, Ltd............        3,520         13,907
 Fisher & Paykel Industries, Ltd.......................        3,379         25,716
 Independent Newspapers, Ltd. (Auckland)...............       17,200         25,751
 Sky City, Ltd.........................................        9,150         23,706
 Telecom Corporation of New Zealand, Ltd...............      182,846        386,285
 Warehouse Group, Ltd..................................       14,200         40,452
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $838,844)......................................                     631,205
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $6,084).......................................                       6,127
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $844,928)......................................                     637,332
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

CANADA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Celestica, Inc.
   (Cost $16,033)......................................          347   $     14,530
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $7,947).......................................                       8,136
                                                                       ------------
TOTAL INVESTMENTS -- (100%)
  (Cost $397,976,720)++................................                $340,172,370
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $398,573,444.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                     INTERNATIONAL SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 2001

                                                                                  VALUE+
                                                                                  ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (33.2%)
  (Cost $179,647,055).......................................                   $118,174,113
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (15.6%)
  (Cost $78,490,434)........................................                     55,733,283
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (15.4%)
  (Cost $52,029,135)........................................                     54,975,951
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (35.4%)
  (Cost $125,868,415).......................................                    125,987,602
Temporary Cash Investments (0.4%)
  Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
  12/03/01 (Collateralized by U.S. Treasury Notes 6.125%,
  12/31/01, valued at $1,416,589) to be repurchased at
  $1,394,232
  (Cost $1,394,000).........................................                      1,394,000
                                                                               ------------
    Total Investments (100%) (Cost $437,429,039)++..........                   $356,264,949
                                                                               ============

--------------
++The cost for federal income tax purposes is $437,658,941.

                        JAPANESE SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 2001

                                                                                 VALUE+
                                                                                 ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................                   $76,601,015
                                                                               -----------
    Total Investments (100%) (Cost $234,482,352)++..........                   $76,601,015
                                                                               ===========

--------------
++The cost for federal income tax purposes is $237,202,430.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                      PACIFIC RIM SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 2001

                                                                                 VALUE+
                                                                                 ------
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company..............................                   $74,206,257
                                                                               -----------
    Total Investments (100%) (Cost $127,749,717)++..........                   $74,206,257
                                                                               ===========

--------------
++The cost for federal income tax purposes is $128,506,605

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 2001

                                                                                 VALUE+
                                                                                 ------
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company..............................                   $41,153,448
                                                                               -----------
    Total Investments (100%) (Cost $38,515,831)++...........                   $41,153,448
                                                                               ===========

--------------
++The cost for federal income tax purposes is $38,535,437

                      CONTINENTAL SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 2001

                                                                                 VALUE+
                                                                                 ------
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................                   $82,907,136
                                                                               -----------
    Total Investments (100%) (Cost $80,094,220)++...........                   $82,907,136
                                                                               ===========

--------------
++The cost for federal income tax purposes is $80,127,129
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001


                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (31.0%)
COMMON STOCKS -- (31.0%)
 Achilles Corp.........................................      239,000   $    300,896
 *Agro-Kanesho Co., Ltd................................        7,000         33,261
 Ahresty Corp..........................................       17,000         36,868
 Aichi Bank, Ltd.......................................       19,600      1,200,367
 *Aichi Corp...........................................       63,200         78,027
 Aichi Machine Industry Co., Ltd.......................      143,000        213,718
 #Aichi Steel Works, Ltd...............................      261,000      1,494,570
 Aida Engineering, Ltd.................................      129,000        363,585
 *Akai Electric Co., Ltd...............................      490,000          3,980
 Akita Bank, Ltd.......................................      168,000        564,932
 Aloka Co., Ltd........................................       33,000        160,824
 Altech Co., Ltd.......................................          800          4,029
 Amada Sonoike Co., Ltd................................      206,050        381,587
 Ando Corp.............................................      177,000        244,404
 Anest Iwata Corp......................................       63,000         75,222
 Aoki International Co., Ltd...........................       84,000        262,680
 Apic Yamada Corp......................................       20,000         43,049
 *Arabian Oil Co., Ltd.................................       69,600        350,500
 *#Arai-Gumi, Ltd......................................       19,600         13,373
 Araya Industrial Co., Ltd.............................      156,000        122,909
 Asahi Kogyosha Co., Ltd...............................       92,000        210,729
 Asahi Organic Chemicals Industry Co., Ltd.............      110,000        262,680
 *Asahi Tec Corp.......................................       65,000         67,579
 Asanuma Corp..........................................      205,000        156,519
 Ashimori Industry Co., Ltd............................       84,000        114,624
 Asia Air Survey Co., Ltd..............................       16,000         32,490
 *Asics Corp...........................................      384,000        296,307
 *Atsugi Nylon Industrial Co., Ltd.....................      329,000        205,766
 Azel Corp., Tokyo.....................................      152,000        127,165
 Bank of Iwate, Ltd....................................        9,300        279,493
 #Bank of Okinawa, Ltd.................................       36,700        585,754
 Bank of Osaka, Ltd....................................      223,000        134,037
 Bank of Saga, Ltd.....................................      215,000        775,368
 Bank of the Ryukyus, Ltd..............................       48,490        482,869
 #Best Denki Co., Ltd..................................      258,000        609,817
 *Bosch Automotive Systems Corp........................      531,000        495,997
 Brother Industries, Ltd...............................      350,000      1,054,699
 Bull Dog Sauce Co., Ltd...............................       12,000         67,254
 Bunka Shutter Co., Ltd................................      129,000        266,140
 *CTI Engineering Co. Ltd..............................       18,200         78,349
 *Cabin Co., Ltd.......................................      119,000         79,259
 Calpis Co., Ltd.......................................       71,000        310,261
 Calsonic Corp.........................................       89,000        211,809
 *Carolina Co., Ltd....................................       65,000         55,436
 Central Finance Co., Ltd..............................      267,000        845,790
 #Cesar Co.............................................       70,000         78,463
 *Chiba Kogyo Bank, Ltd................................       56,200        335,514
 *Chisan Tokan Co., Ltd................................      121,000         68,797
 Chiyoda Co., Ltd......................................       83,000        552,813
 *#Chiyoda Corp........................................       95,500        108,597
 Chodai Co. Ltd........................................       12,000         35,576
 Chofu Seisakusho Co., Ltd.............................       59,000        713,085
 Chuetsu Pulp and Paper Co., Ltd.......................      215,000        359,743
 Chugoku Marine Paints, Ltd............................       60,000        129,634
 *Chuo Denki Kogyo co., Ltd............................       17,000         14,913

                                                            SHARES           VALUE+
                                                            ------           ------

 Chuo Gyorui Co., Ltd..................................       58,000   $     92,807
 Chuo Spring Co., Ltd., Nagoya.........................      162,000        489,491
 Chuo Woollen Mills, Ltd...............................       30,000         31,678
 Cleanup Corp..........................................       74,000        447,790
 Corona Corp...........................................       28,900        575,109
 #D'urban, Inc.........................................      125,000        137,066
 DMW Corp..............................................        1,600         45,486
 *Dai Nippon Construction..............................       82,000         69,268
 Dai-Dan Co., Ltd......................................       72,000        266,091
 Daido Hoxan, Inc......................................      124,000        566,037
 Daido Steel Co., Ltd..................................      562,000        944,916
 Daido Steel Sheet Corp................................       95,000        105,714
 #Daidoh, Ltd..........................................       91,000        433,876
 Daihen Corp...........................................       64,000         75,896
 Daiho Corp............................................      106,000        130,869
 Daiichi Cement Co., Ltd...............................       59,000         88,177
 Dai-Ichi Jitsugyo Co., Ltd............................       70,000         94,383
 *#Dai-Ichi Katei Denki Co., Ltd.......................      225,000         58,482
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................       38,000         64,817
 Daiken Corp...........................................      205,000        534,497
 *Daiko Denshi Tsushin, Ltd............................       14,000         25,699
 Daiko Shoken Business Co., Ltd........................       21,000         61,576
 *Daikyo, Inc..........................................      176,000        141,525
 Dainichi Co., Ltd.....................................       28,100         86,731
 #Daio Paper Corp......................................      128,750        941,188
 *Daisue Construction Co., Ltd.........................       12,500          5,889
 Daito Seiki Co., Ltd..................................        8,000         11,436
 Daiwa House Industry Co., Ltd.........................       55,200        336,269
 Daiwa Industries, Ltd.................................       75,000        188,238
 #Daiwa Kosho Lease Co., Ltd...........................      236,000        571,235
 *Daiwa Seiko, Inc.....................................      140,000        105,754
 *Daiwabo Co., Ltd.....................................      215,000        160,662
 Daiwabo Information System Co., Ltd...................       13,000         86,057
 Danto Corp............................................       47,000        176,371
 Denyo Co., Ltd........................................       44,000        200,137
 #Deodeo Corp..........................................       77,500        356,920
 *Descente, Ltd........................................      202,000        328,147
 *Dia Kensetsu Co., Ltd................................       78,000        115,940
 Diamond Computer Service Co., Ltd.....................        8,000         46,655
 *Dijet Industrial Co., Ltd............................       10,000         11,859
 Dynic Corp............................................       62,000         79,064
 Eagle Industry Co., Ltd...............................       35,000        102,627
 *Edosawa Co., Ltd.....................................        6,000         39,183
 #Eiden Co., Ltd.......................................       43,000        182,666
 Eighteenth Bank, Ltd..................................      275,000      1,054,293
 Eikoh, Inc............................................       13,000         50,156
 Exedy Corp............................................       63,000        284,001
 *First Baking Co., Ltd................................       70,000         96,657
 Foster Electric Co., Ltd..............................       26,000         69,902
 *Fudo Construction Co., Ltd...........................      191,000        148,933
 Fuji Denki Reiki Co., Ltd.............................       76,000        219,143
 *Fuji Electric Construction Co., Ltd..................       24,000         37,038
 #Fuji Fire & Marine Insurance Co., Ltd................      449,000        849,745
 Fuji Kiko Co., Ltd....................................       57,000         87,503
 *Fuji Spinning Co., Ltd., Tokyo.......................       65,000         27,982
 Fujikura Rubber, Ltd..................................       30,000         40,206
 #Fujirebio, Inc.......................................       91,000        808,621
 Fujitsu Business Systems, Ltd.........................       28,800        252,640

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Fujitsu Component,Ltd................................           18   $     18,568
 Fujitsu Kiden, Ltd....................................       37,000        118,709
 Fukuda Corp...........................................       80,000        212,483
 Fukui Bank, Ltd.......................................       39,000        106,753
 Fukushima Bank, Ltd...................................       32,000         56,142
 Furukawa Co., Ltd.....................................      209,000        200,316
 Fuso Dentsu Co., Ltd..................................        8,000         27,616
 *Gakken Co., Ltd......................................      148,000        167,095
 Gastec Service, Inc...................................       76,000        342,605
 *Godo Steel, Ltd......................................      253,000        172,618
 *#Goldwin, Inc........................................       76,000         97,534
 *Graphtec Corp........................................       72,000         54,388
 Gun-Ei Chemical Industry Co., Ltd.....................      248,000        308,198
 *Gunze Sangyo, Inc., Tokyo............................      161,000        345,236
 Gunze, Ltd............................................      315,000      1,166,707
 Harima Chemicals, Inc.................................       65,000        176,866
 Harumoto Corp.........................................       37,000         63,712
 Haruyama Trading Co., Ltd.............................       21,000        138,163
 Heiwado Co., Ltd......................................       92,000        683,000
 Hibiya Engineering, Ltd...............................       63,000        342,848
 *#Hikari Tsushin, Inc.................................       22,000        197,457
 Himaraya Co., Ltd.....................................       15,000         35,211
 Hisaka Works, Ltd.....................................       81,000        311,853
 Hitachi Construction Machinery Co., Ltd...............      120,000        316,775
 Hitachi Kiden Kogyo, Ltd..............................        9,000         30,337
 Hitachi Koki Co., Ltd.................................      194,000        583,029
 Hitachi Kokusai Electric, Inc.........................       64,000        280,192
 Hitachi Medical Corp..................................       62,000        577,619
 Hitachi Metals Techno, Ltd............................       15,000         40,328
 Hitachi Plant Engineering & Construction Co., Ltd.....      186,000        560,497
 #Hitachi Transport System, Ltd........................      162,000        796,080
 Hochiki Corp..........................................       38,000        107,103
 *Hodogaya Chemical Co., Ltd...........................       32,000         40,027
 Hokkai Can Co., Ltd., Tokyo...........................      125,000        250,780
 *Hokkaido Bank, Ltd...................................      477,000        414,561
 Hokkaido Coca Cola Bottling Co., Ltd..................       24,000        155,951
 Hokko Chemical Industry Co., Ltd......................       12,000         31,288
 Hokuriku Electrical Construction Co., Ltd.............       64,000        184,022
 *Hokushin Co., Ltd....................................       32,600         30,451
 Honen Corp............................................      141,000        215,310
 Horipro, Inc..........................................       24,000        131,584
 *Howa Machinery, Ltd..................................      139,000         81,289
 Ichikawa Co., Ltd.....................................       81,000        190,796
 Ichiken Co., Ltd......................................       45,000         34,358
 Ichiyoshi Securities Co., Ltd.........................       57,000        185,192
 Idec Izumi Corp.......................................       95,000        501,561
 Ihara Chemical Industry Co., Ltd......................       82,000        147,195
 *Ikegami Tsushinki Co., Ltd...........................      129,000        121,544
 Inaba Denki Sangyo Co., Ltd...........................       39,700        459,507
 Inabata and Co., Ltd., Osaka..........................      140,000        648,171
 *Inui Steamship Co., Ltd..............................       32,000         14,296
 *Iseki & Co., Ltd.....................................      362,000        173,479
 Ishikawajima Construction Materials Co., Ltd..........        8,000         16,245
 Ishikawajima Transport Machinery Co., Ltd.............       45,000         95,033
 Ishizuka Glass Co., Ltd...............................       90,000        122,811
 Itochu Fuel Corp......................................      157,000        853,124

                                                            SHARES           VALUE+
                                                            ------           ------

 *Itochu Warehouse Co., Ltd............................       38,000   $     49,384
 Itoham Foods, Inc.....................................      418,000      1,120,410
 Itoki Crebio Corp.....................................       63,000        124,858
 Iwaki & Co., Ltd......................................       31,000         46,330
 #Iwasaki Electric Co., Ltd............................       60,000        155,464
 Izumi Co., Ltd........................................       82,000        940,449
 #Izumiya Co., Ltd.....................................      151,000        534,749
 JMS Co., Ltd..........................................       98,000        258,700
 *Jac Holdings Co., Ltd................................       21,000        133,898
 Jaccs Co., Ltd........................................      201,000        592,638
 Japan Aircraft Manufacturing Co., Ltd.................       56,000        100,978
 *Japan Bridge Corp....................................       31,000         21,403
 Japan Foundation Engineering Co., Ltd.................       52,000        177,816
 Japan Oil Transportation Co., Ltd.....................       41,000         67,270
 *Japan Paperboard Industries Co., Ltd., Tokyo.........       35,000         42,927
 *Japan Radio..........................................       63,000        217,478
 Japan Steel Tower Co., Ltd............................       29,000         50,879
 *#Japan Steel Works, Ltd..............................      237,000        236,777
 Japan Transcity Corp..................................       92,000        168,882
 Japan Vilene Co., Ltd.................................      162,000        297,379
 Jeans Mate Corp.......................................        4,300         33,879
 Jidosha Denki Kogyo Co., Ltd..........................       29,000         44,755
 Joban Kosan Co., Ltd..................................      105,000        132,193
 #Joshin Denki Co., Ltd................................       81,000        108,556
 Jsp Corp..............................................       37,000        168,297
 Juel Verite Ohkubo Co., Ltd...........................       24,000         36,064
 *#Jujiya Co., Ltd.....................................      265,000        116,232
 Juntendo Co., Ltd.....................................       27,000         29,606
 #Kadokawa Shoten Publishing Co., Ltd..................       21,000        325,621
 Kagawa Bank, Ltd......................................      121,000        619,174
 Kagoshima Bank, Ltd...................................      280,000        991,588
 Kahma Co., Ltd........................................       52,000        240,749
 *#Kamagai Gumi Co., Ltd...............................      439,000         89,144
 Kameda Seika..........................................       38,000        157,722
 Kamei Corp............................................       65,000        291,961
 Kanaden Corp..........................................       38,000        125,313
 #Kanamoto Co., Ltd....................................       53,000        196,303
 Kanematsu Electronics, Ltd............................       71,000        403,109
 Kanto Bank, Ltd.......................................       30,700        290,503
 Kanto Natural Gas Development Co., Ltd................      152,000        622,244
 *Kanto Special Steel Works, Ltd.......................       34,000         14,084
 *Kasai Kogyo Co., Ltd.................................       65,000         92,921
 Kasei (C.I.) Co., Ltd.................................       62,000        214,026
 Kasumi Co., Ltd.......................................       63,000        190,869
 Katakura Chikkarin Co., Ltd...........................        9,000         23,758
 Kato Sangyo Co., Ltd..................................       66,000        300,205
 Kato Works Co., Ltd...................................      100,000        107,216
 Katsumura Construction Co., Ltd.......................       40,000         36,389
 Kawada Industries, Inc................................       95,000        152,011
 Kawai Musical Instruments Manufacturing Co., Ltd......      104,000         93,765
 *Kawasaki Kasei Chemicals, Ltd........................       58,000         36,275
 *Kawashima Textile Manufacturers, Ltd.................      215,000        223,530
 *Kawasho Corp.........................................      327,000        276,228
 Kawasho Gecoss Corp...................................       57,300        144,744
 Kayaba Industry Co., Ltd..............................       80,000        126,710

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

                                                            SHARES           VALUE+
                                                            ------           ------
 Keihin Co., Ltd.......................................      101,000   $    120,594
 Keiiyu Co., Ltd.......................................       13,000         84,473
 Keiyo Co., Ltd........................................       35,000        197,578
 *Kinki Sharyo Co., Ltd., Nagaokakyo...................       90,000         64,330
 Kinseki, Ltd..........................................       67,000        299,856
 *#Kinsho-Mataichi Corp................................       51,000         43,496
 Kioritz Corp..........................................      172,000        192,794
 #Kiriu Machine MFG Co., Ltd...........................       24,000         73,882
 Kishu Paper Co., Ltd..................................      135,000        167,769
 Kitagawa Iron Works Co., Ltd..........................      123,000        117,889
 Kita-Nippon Bank, Ltd.................................        4,900        210,144
 Kitano Construction Corp..............................      114,000        157,413
 Kitazawa Sangyo Co., Ltd..............................       31,500         51,171
 Kitz Corp.............................................      197,000        252,819
 Kiyo Bank, Ltd........................................      375,000        761,479
 *Kodensha Co., Ltd....................................        8,000         22,613
 *Koike Sanso Kogyo Co., Ltd...........................       72,000         78,365
 Koito Industries, Ltd.................................       65,000        150,468
 *Kokune Corp..........................................       99,000         45,835
 Kokusai Kogyo Co., Ltd................................       71,000        269,316
 Komai Tekko, Inc......................................       63,000        137,139
 *Komatsu Construction Co., Ltd........................       16,000         15,335
 Komatsu Forklift Co., Ltd.............................      196,000        243,576
 Komatsu Seiren Co., Ltd...............................       68,000        147,471
 Komatsu Wall Industry Co., Ltd........................       17,000        163,765
 Komatsu Zenoah Co.....................................        5,000         10,478
 Konaka Co., Ltd.......................................       32,000        195,199
 *Kosei Securities Co., Ltd............................      138,000        153,563
 Krosaki Corp..........................................       32,000         31,450
 Kumiai Chemical Industry Co., Ltd., Tokyo.............      126,000        165,795
 Kurabo Industries, Ltd................................      388,000        633,453
 #Kuraya Sanseido, Inc.................................       68,000        322,558
 #Kureha Chemical Industry Co., Ltd....................      263,000        792,531
 Kurimoto, Ltd.........................................      219,000        476,722
 Kuroganeya Co., Ltd...................................       15,000         40,815
 Kyodo Printing Co., Ltd...............................      100,000        287,534
 Kyokuto Boeki Kaisha, Ltd.............................       30,000         73,346
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................       46,000        251,455
 Kyosan Electric Manufacturing Co., Ltd................       91,000        174,438
 Kyowa Leather Cloth Co., Ltd..........................       61,000        239,311
 #Kyudenko Corp........................................      131,000        468,178
 *Kyushu Bank, Ltd.....................................      314,000        645,263
 #Laox Co., Ltd........................................       54,000        112,723
 Life Corp.............................................       14,000         99,272
 *Lonseal Corp.........................................       63,000         39,914
 #MR Max Corp..........................................       57,000        135,653
 Maeda Corp............................................      292,000      1,067,289
 Maeda Road Construction Co., Ltd......................      158,000        573,656
 Maezawa Industries, Inc...............................       31,000        186,581
 Maezawa Kaisei Industries Co., Ltd....................       10,600        112,358
 Maezawa Kyuso Industries Co., Ltd.....................       25,000        150,265
 Magara Construction Co., Ltd..........................       57,000         53,243
 *Marudai Food Co., Ltd................................      208,000        206,115
 Maruetsu, Inc.........................................      203,000        549,069
 Marusan Securities Co., Ltd...........................       65,000        202,736
 *Maruwn Corp..........................................       36,000         55,265
 Maruyama Manufacturing Co., Inc.......................       74,000         75,734
 Maruzen Co., Ltd......................................       20,000         56,857
 Maruzen Showa Unyu Co., Ltd...........................      160,000        293,707

                                                            SHARES           VALUE+
                                                            ------           ------

 Matsui Construction Co., Ltd..........................       69,000   $    174,299
 Matsuo Bridge Co., Ltd................................       72,000        116,378
 Matsuzakaya Co., Ltd..................................      268,000        637,807
 Meiden Engineering Co., Ltd...........................       24,300        116,254
 Meiko National Securities Co., Ltd....................      127,000        303,276
 Meito Sangyo Co., Ltd.................................       65,000        914,952
 Meiwa Industry Co., Ltd...............................       26,000         45,616
 *Meiwa Trading Co., Ltd...............................       56,000        100,068
 Mitsuba Corp..........................................       72,000        262,582
 Mitsubishi Cable Industries, Ltd......................      239,000        310,602
 Mitsubishi Paper Mills, Ltd...........................      419,000        660,241
 Mitsubishi Steel Manufacturing Co., Ltd...............      209,000        149,388
 Mitsuboshi Belting, Ltd...............................       38,000         91,053
 *Mitsui Construction Co., Ltd.........................       99,500         54,956
 Mitsui Home Co., Ltd..................................      104,000        331,980
 Mitsui Matsushima Co., Ltd............................       55,000         59,416
 *Mitsui Mining Co., Ltd...............................      240,000        165,698
 Mitsuuroko Co., Ltd...................................      174,000        968,114
 *Miyaji Construstion & Engineering Co., Ltd...........       15,000         16,448
 Miyaji Iron Works Co. Ltd.............................       67,000         99,045
 Miyazaki Bank, Ltd....................................      234,260        694,509
 Miyuki Keori Co., Ltd.................................       90,000        279,250
 Mizuno Corp...........................................      210,000        550,945
 Mori Seiki Co., Ltd...................................       62,000        452,225
 Morita Corp...........................................      117,000        326,912
 Morozoff, Ltd., Osaka.................................       91,000        148,568
 Mory Industries, Inc..................................       69,000         95,276
 #Mos Food Services, Inc...............................       35,000        228,850
 Mutow Co., Ltd........................................       68,000        259,041
 Myojo Foods Co., Ltd..................................       70,000        113,714
 *Nabco, Ltd...........................................      127,000        135,133
 Nagase & Co., Ltd.....................................      239,000      1,056,047
 *Naigai Co., Ltd......................................      140,000        110,303
 Nakabayashi Co., Ltd..................................       91,000        164,090
 *Nakamichi Corp.......................................      125,000         32,490
 Nakamuraya Co., Ltd...................................        8,000         16,960
 *#Nakano Corp.........................................      157,000         70,137
 Nakayama Steel Works, Ltd.............................      170,000        161,555
 *Nakayo Telecommunications, Inc.......................       32,000         38,988
 #Nanto Bank, Ltd......................................      124,000        370,643
 National House Industrial Co., Ltd....................       95,000        386,588
 Neturen Co., Ltd., Tokyo..............................       73,000        183,218
 Nichia Steel Works, Ltd...............................      108,200        283,868
 Nichiha Corp..........................................       19,680        180,790
 *#Nichimen Corp.......................................      669,000        597,730
 Nichimo Co., Ltd......................................       94,000        114,526
 *Nichimo Corp.........................................      104,000         48,995
 Nichireki Co., Ltd....................................       32,000        122,421
 Nihon Kagaku Sangyo Co., Ltd..........................       27,000         61,406
 Nihon Kohden Corp.....................................       82,000        241,107
 Nihon Matai Co., Ltd..................................       92,000        147,211
 Nihon Nohyaku Co., Ltd................................      102,000        139,186
 Nihon Parkerizing Co., Ltd............................      165,000        435,566
 *Nihon Shokuh Kako Co., Ltd...........................       16,000         37,038
 Nihon Tokushu Toryo Co., Ltd..........................       60,000        107,216
 Nikko Co., Ltd., Akashi...............................      105,000        238,800
 *Nippei Toyama Corp...................................       30,000         47,516
 Nippon Beet Sugar Manufacturing Co., Ltd..............      242,000        304,673

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

                                                            SHARES           VALUE+
                                                            ------           ------
 *Nippon Carbon Co., Ltd...............................      172,000   $    157,868
 #Nippon Chemical Industrial Co., Ltd..................       62,000        104,747
 *Nippon Chemiphar Co., Ltd............................       91,000        210,656
 Nippon Chutetsukan KK.................................       36,000         49,709
 *Nippon Columbia Co., Ltd.............................       35,000         39,800
 *Nippon Concrete Industries Co., Ltd..................       59,000         48,881
 Nippon Conlux Co., Ltd................................       78,000        330,713
 *Nippon Conveyor Co., Ltd.............................       52,000         25,764
 Nippon Denko Co., Ltd.................................      137,000        214,765
 Nippon Densetsu Kogyo Co., Ltd........................      106,000        387,440
 Nippon Denwa Shisetu Co., Ltd.........................       73,000        201,599
 Nippon Fine Chemical Co., Ltd.........................       40,000        118,263
 Nippon Formula Feed Manufacturing Co., Ltd............       35,000         34,967
 Nippon Hodo Co., Ltd..................................      185,000        830,966
 *Nippon Hume Pipe Co., Ltd............................       73,000         80,047
 *Nippon Kinzoku Co., Ltd..............................      126,000         74,710
 Nippon Koei Co., Ltd., Tokyo..........................      143,000        312,446
 Nippon Kokan Koji Corp................................       32,000         94,870
 *Nippon Koshuha Steel Co., Ltd........................      204,000         94,448
 *Nippon Light Metal Co., Ltd..........................    1,031,000        770,430
 *Nippon Metal Industry Co., Ltd.......................      238,000        137,253
 Nippon Pipe Manufacturing Co., Ltd....................       15,000         36,307
 *Nippon Piston Ring Co., Ltd..........................      122,000         79,275
 Nippon Road Co., Ltd..................................      142,000        185,695
 Nippon Seiki Co., Ltd.................................        3,000          9,869
 Nippon Seisen Co., Ltd................................       35,000         74,199
 Nippon Sharyo, Ltd....................................      232,000        346,731
 Nippon Shinpan Co., Ltd...............................      490,000        716,399
 Nippon Signal Co., Ltd................................       69,000        188,311
 Nippon Soda Co., Ltd..................................      197,000        544,041
 Nippon Suisan Kaisha, Ltd.............................      104,000        178,239
 Nippon Synthetic Chemical Industry Co., Ltd...........      150,000        158,388
 Nippon Typewriter Co., Ltd............................       44,000        110,790
 *Nippon Valqua Industries, Ltd........................      153,000        170,254
 *Nippon Yakin Kogyo Co., Ltd..........................      237,000         84,701
 *Nishishiba Electric Co., Ltd.........................       38,000         43,211
 *Nissan Construction Co., Ltd.........................      106,000         32,717
 *Nissan Diesel Motor Co., Ltd.........................      377,000        290,905
 Nissan Shatai Co., Ltd................................      248,000        374,672
 #Nisshin Fire & Marine Insurance Co., Ltd.............      168,000        334,320
 Nisshin Oil Mills, Ltd................................      228,000        657,430
 Nisshin Steel Co., Ltd................................    1,768,000        976,512
 Nisshinbo Industries, Inc.............................        9,000         38,744
 Nissin Corp...........................................      159,000        263,460
 Nissin Electric Co., Ltd..............................      170,000        267,878
 Nissin Sugar Manufacturing Co., Ltd...................      124,000        152,085
 Nissui Pharmaceutical Co., Ltd........................       25,000        120,212
 Nittan Co., Ltd.......................................       18,000         30,410
 Nittan Valve Co., Ltd.................................       34,000         66,831
 Nittetsu Mining Co., Ltd..............................      132,000        233,731
 Nitto Boseki Co., Ltd.................................      356,000        344,099
 Nitto Construction Co., Ltd...........................       10,000         32,002
 #Nittoc Construction Co., Ltd.........................       73,000        166,616
 Noda Corp.............................................       24,000         81,289
 Nohmi Bosai, Ltd......................................       61,000        283,408
 Nomura Co., Ltd.......................................       47,000        149,266
 Noritsu Koki Co., Ltd.................................       11,000        157,340
 Noritz Corp...........................................       73,000        659,347

                                                            SHARES           VALUE+
                                                            ------           ------

 O-M, Ltd..............................................       36,000   $     29,826
 *OKK Corp.............................................       76,000         50,002
 *Oak Co., Ltd.........................................       22,000         13,045
 Obayashi Road Corp....................................      117,000        201,469
 *Odakyu Construction Co., Ltd.........................       13,000         24,075
 Ohki Corp.............................................      128,000        207,934
 *Ohkura Electric Co., Ltd.............................       36,000            877
 Oita Bank, Ltd........................................      265,000        998,735
 Okabe Co., Ltd........................................       58,000        143,686
 Oki Electric Cable Co., Ltd...........................       10,000         16,164
 Okuma and Howa Machinery, Ltd.........................       72,000         57,312
 Okumura Corp..........................................      434,000      1,293,726
 Okura Industrial Co., Ltd.............................      164,000        459,568
 *Ono Sokki Co., Ltd...................................       37,000         64,614
 *Optec Dai-Ichi Denko Co., Ltd........................       52,333         22,954
 Oriental Construction Co., Ltd........................       44,000        144,742
 Osaka Securities Finance Co., Ltd.....................       63,000         94,667
 Osaka Steel Co., Ltd..................................       61,000        247,734
 Oyo Corp..............................................       50,000        534,457
 P.S.C. Corp...........................................       40,300        132,243
 Pacific Industrial Co., Ltd...........................      136,000        359,012
 #Parco Co., Ltd.......................................      110,000        464,604
 Piolax, Inc...........................................       18,000         98,541
 *Pokka Corp...........................................       83,000        188,766
 *Press Kogyo Co., Ltd.................................      113,000         56,906
 *Prima Meat Packers, Ltd..............................       93,000         46,834
 Raito Kogyo Co., Ltd..................................       91,300        311,463
 Renown Look, Inc......................................       87,000        113,064
 *#Renown, Inc.........................................      438,000        238,361
 Rheon Automatic Machinery Co., Ltd....................       70,000        210,940
 Rhythm Watch Co., Ltd.................................      120,000        124,761
 Ricoh Elemex Corp.....................................       50,000        189,253
 Rikei Corp............................................       22,000         43,780
 Riken Vinyl Industry Co., Ltd.........................      104,000        270,315
 Royal Co., Ltd........................................       15,000        128,903
 Ryoden Trading Co., Ltd...............................       85,000        220,240
 Ryosan Co., Ltd.......................................       98,000      1,179,671
 Ryoyo Electro Corp....................................       35,000        309,018
 S.T. Chemical Co., Ltd................................       79,000        394,629
 SXL Corp..............................................      132,000        177,979
 Sagami Co., Ltd.......................................      102,000        265,945
 Sakai Heavy Industries, Ltd...........................       67,000        117,004
 *Sakai Ovex Co., Ltd..................................       88,000         50,034
 *Sakurada Co., Ltd....................................       36,000         19,591
 San In Godo Bank, Ltd.................................      347,000      1,296,504
 San-Ai Oil Co., Ltd...................................      100,000        266,416
 Sankei Building Co., Ltd..............................       52,000        143,605
 Sanki Engineering Co., Ltd............................      127,000        644,719
 Sanko Co., Ltd........................................       11,000         62,543
 *Sanko Metal Industrial Co., Ltd., Tokyo..............       49,000         38,208
 *Sankyo Aluminum Industry Co., Ltd....................      371,000        156,698
 Sankyo Seiko Co., Ltd.................................       87,000        173,130
 *Sankyu, Inc., Tokyo..................................      502,000        477,063
 Sanoh Industrial Co., Ltd.............................       28,000         86,423
 Sanritsu Corp.........................................        6,000         31,141
 Sanshin Electronics Co., Ltd..........................       57,000        256,490
 Sanwa Shutter Corp....................................      359,000        822,300
 Sanyo Engineering & Construction, Inc.................       31,000         80,575
 Sanyo Industries, Ltd., Tokyo.........................       87,000        277,714

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

                                                            SHARES           VALUE+
                                                            ------           ------
 Sanyo Special Steel Co., Ltd..........................      304,000   $    301,245
 Sasebo Heavy Industries Co., Ltd., Tokyo..............      245,000        175,120
 *Sata Construction Co., Ltd., Gumma...................      106,000         89,542
 Sato Shoji Corp.......................................       49,000        156,414
 Satori Electric Co., Ltd..............................       11,000         62,721
 *Seikitokyu Kogyo Co., Ltd............................      153,000        118,060
 #Seino Transportation Co., Ltd........................      247,000      1,143,558
 Seiren Co., Ltd.......................................       85,000        209,193
 *Seiyo Food Systems, Inc..............................       97,000        265,514
 Sekisui Jushi Co., Ltd................................       75,000        249,765
 Sekisui Plastics Co., Ltd.............................      162,000        259,220
 Senko Co., Ltd........................................      180,000        355,276
 Senshukai Co., Ltd....................................       88,000        281,621
 Shibusawa Warehouse Co., Ltd..........................      123,000        225,788
 Shibuya Kogyo Co., Ltd................................       61,000        388,943
 *Shikibo, Ltd.........................................      117,000         57,970
 Shikoku Coca-Cola Bottling Co., Ltd...................       26,000        228,078
 Shimizu Bank, Ltd.....................................       10,300        447,587
 Shin Nippon Air Technologies Co., Ltd.................       44,620        142,432
 Shinagawa Fuel Co., Ltd...............................       90,000        398,406
 Shinagawa Refractories Co., Ltd.......................       55,000         71,924
 Shinko Shoji Co., Ltd.................................       40,000        154,326
 *Shinmaywa Industries, Ltd............................      189,000        311,634
 *Shizuki Electric Co., Inc............................       37,000         48,686
 Shobunsha Publications, Inc...........................        8,000         81,224
 Shoei Foods Corp......................................       29,000        102,465
 *Shokusan Jutaku Sogo Co., Ltd........................      116,000         35,804
 *Showa Aircraft Industry Co., Ltd.....................       52,000        119,530
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......      241,000        244,689
 Showa Highpolymer Co., Ltd............................       60,000        135,970
 Showa Sangyo Co., Ltd.................................      146,000        275,123
 Sintokogio, Ltd., Nagoya..............................      113,000        275,351
 Snow Brand Seed Co., Ltd..............................       48,000        136,457
 Snt Corp..............................................       31,000         49,100
 Soda Nikka Co., Ltd...................................       62,000         93,164
 *Sokkisha Co., Ltd....................................       35,000        104,901
 Somar Corpor..........................................       25,000         46,095
 Sonton Food Industry Co., Ltd.........................       20,000        134,020
 Sotetsu Rosen Co., Ltd................................        2,000          8,204
 Sotoh Co., Ltd........................................       19,000         86,423
 *Space Co., Ltd.......................................       17,000         53,990
 Subaru Enterprise Co., Ltd............................       41,000        116,890
 Suminoe Textile Co., Ltd..............................      116,000        146,984
 Sumitomo Densetsu Co., Ltd............................       56,000        212,418
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................       83,000        253,485
 Sumitomo Seika Chemicals Co., Ltd.....................       10,000         19,575
 *Sun Wave Corp........................................       70,000        114,851
 Sun-S, Inc............................................       22,000        127,051
 SunTelephone Co., Ltd.................................       78,000        204,003
 *Suzutan Co., Ltd.....................................      112,000        185,582
 TYK Corp..............................................       73,000        117,402
 Tabai Espec Corp......................................       10,000         49,384
 Tachikawa Corp........................................       32,000        168,947
 Tachi-S Co., Ltd......................................       35,000        141,290
 Tadano, Ltd...........................................      222,000        306,541
 Taihei Dengyo Kaisha, Ltd.............................       58,000        131,908
 Taihei Kogyo Co., Ltd.................................      124,000        133,955

                                                            SHARES           VALUE+
                                                            ------           ------

 Taikisha, Ltd.........................................       60,000   $    367,947
 *Taisei Prefab Construction Co., Ltd..................      175,000        133,614
 Taisei Rotec Corp.....................................      220,000        269,827
 Taiyo Toyo Sanso Co., Ltd.............................      164,000        313,039
 Takada Kiko Co., Ltd..................................       56,000        188,766
 *#Takaoka Electric Manufacturing Co., Ltd., Tokyo.....      117,000        153,002
 *Taka-Q Co., Ltd......................................       61,000         32,701
 #Takara Co., Ltd......................................      194,000      1,835,753
 Takara Standard Co., Ltd..............................      242,000        947,434
 Takigami Steel Construction Co., Ltd..................       43,000        124,338
 Takiron Co., Ltd......................................      157,000        364,714
 Tamura Corp...........................................       83,000        186,069
 *Tamura Electric Works, Ltd...........................       28,000         38,663
 *Tanseisha Co., Ltd...................................       34,000         99,419
 Tasaki Shinju Co., Ltd................................       65,000        215,407
 *Tatsuta Electric Wire & Cable Co., Ltd...............      107,000        104,292
 Tayca Corp............................................      128,000        221,450
 Teac Corp.............................................       59,000         90,573
 Techno Ryowa, Ltd.....................................       29,000        100,109
 Teikoku Hormone Manufacturing Co., Ltd................       59,000        329,706
 Teikoku Tsushin Kogyo Co., Ltd........................       63,000        162,213
 Tekken Corp...........................................      230,000        227,916
 Ten Allied Co., Ltd...................................       41,000        136,538
 Tenma Corp............................................       54,000        605,284
 Teraoka Seisakusho Co., Ltd...........................       22,000         77,732
 Tetra Co., Ltd., Tokyo................................       42,000         65,158
 Thermal Engineering Co., Ltd..........................       95,000        483,042
 Tigers Polymer Corp...................................       22,000         69,691
 *Titan Kogyo KK.......................................       65,000         72,330
 Toa Corp..............................................      166,000        171,237
 Toa Doro Kogyo Co., Ltd...............................       76,000        151,857
 *Toa Wool Spinning & Weaving Co., Ltd.................      134,000         54,420
 Toagosei Co., Ltd.....................................      367,000        578,302
 *Tobu Store Co., Ltd..................................      131,000        197,911
 Tochigi Bank, Ltd.....................................      114,000        598,169
 Tochigi Fuji Industrial Co., Ltd......................       91,000        141,176
 Toda Kogyo Corp.......................................      122,000        402,321
 Todentu Corp..........................................       44,000         92,921
 Toenec Corp...........................................      152,000        522,240
 Toho Bank, Ltd........................................      176,000        534,652
 Toho Real Estate Co., Ltd.............................        8,000         27,941
 Tohoku Misawa Homes Co. Ltd...........................       16,000         67,969
 Tohoku Telecommunications Construction Co., Ltd.......       34,000         59,651
 Tohto Suisan Co., Ltd.................................      100,000        164,073
 *Tokai Kanko Co., Ltd.................................      141,000         41,230
 Tokai Lease Co., Ltd..................................       32,000         31,190
 *Tokai Senko KK, Nagoya...............................      118,000         72,842
 Tokai Tokyo Securities Co., Ltd.......................      170,000        254,070
 Tokico, Ltd...........................................      202,000        369,165
 *Tokimec, Inc.........................................      134,000        112,106
 Toko Electric Corp....................................       45,000        103,805
 Tokushu Paper Manufacturing Co., Ltd..................       80,000        298,906
 Tokyo Biso Kogyo Corp.................................       19,000         93,059
 Tokyo Denki Komusho Co., Ltd..........................       82,000        228,452
 *#Tokyo Dome Corp.....................................      176,000        458,885

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tokyo Nissan Auto Sales Co., Ltd......................       34,000   $     34,520
 Tokyo Rope Manufacturing Co., Ltd.....................      132,000        101,855
 Tokyo Sangyo Co., Ltd.................................       18,000         43,276
 Tokyo Soir Co., Ltd...................................       28,000         52,763
 Tokyo Steel Manufacturing Co., Ltd....................      245,100        674,885
 #Tokyo Tatemono Co., Ltd..............................      360,000        570,195
 *Tokyo Tekko Co., Ltd.................................      117,000        178,661
 Tokyo Tungsten Corp...................................       22,000        241,237
 Tokyotokeiba Co., Ltd.................................      319,000        297,972
 *Tokyu Car Corp.......................................      175,000         93,814
 *#Tokyu Construction Co., Ltd.........................      223,000        119,546
 #Tokyu Corp...........................................       25,920        100,214
 *#Tokyu Department Store Co., Ltd.....................      437,000        415,292
 Tokyu Store Chain Corp................................      110,000        296,632
 *Tokyu Tourist Corp...................................       54,000         50,440
 Toli Corp.............................................      100,000        165,698
 Tomoe Corp............................................       64,000        103,967
 Tomoku Co., Ltd.......................................      164,000        282,401
 Tonami Transportation Co., Ltd........................      154,000        296,453
 Topcon Corp...........................................      115,000        312,917
 Topre Corp............................................       92,000        313,104
 Torishima Pump Manufacturing Co., Ltd., Osaka.........       74,000        311,950
 Toshiba Chemical Corp.................................       70,000         96,657
 Toshiba Engineering & Construction Co., Ltd...........      107,000        203,370
 Tosho Printing Co., Ltd...............................      102,000        181,439
 Tostem Corp...........................................       20,184        273,458
 Totenko Co., Ltd......................................       37,000         75,433
 Totetsu Kogyo Co., Ltd................................       95,000        142,752
 Totoku Electric Co., Ltd., Tokyo......................       57,000         63,891
 *Towa Meccs Corp......................................       75,000         42,643
 *#Towa Real Estate Development Co., Ltd...............      181,000         85,269
 Toyo Bussan Co., Ltd..................................       22,000        105,608
 *Toyo Construction Co., Ltd...........................      326,000        177,410
 *Toyo Electric Co., Ltd...............................       14,000         10,575
 *#Toyo Engineering Corp...............................      226,000        280,858
 #Toyo Ink Manufacturing Co., Ltd......................      419,000        867,842
 *Toyo Kanetsu KK......................................      206,000        148,917
 Toyo Kohan Co., Ltd...................................      159,000        342,239
 Toyo Securities Co., Ltd..............................      197,000        310,423
 *#Toyo Shutter Co., Ltd...............................       66,000         24,660
 Toyo Wharf & Warehouse Co., Ltd.......................      122,000        153,595
 Toyoda Machine Works, Ltd.............................      110,000        410,996
 Toyota Tsusho Corp....................................       20,000         82,199
 *Toyota Woodyou Home Corp.............................       29,000         39,101
 Tsubakimoto Machinery & Engineering Co., Ltd..........       15,000         19,859
 *Tsubasa Securities Co. Ltd...........................      273,000        620,879
 *Tsudakoma Corp.......................................      118,000         79,551
 Tsugami Corp..........................................      222,000        295,722
 *Tsukamoto Co., Ltd...................................       49,000         47,760
 *Tsumura & Co.........................................       44,000        185,484
 Tsurumi Manufacturing Co., Ltd........................       40,000        170,246
 Tsurumi Soda Co., Ltd.................................       29,000         75,376
 Tsutsumi Jewelry Co., Ltd.............................        2,900         57,003
 Tsutsunaka Plastic Industry Co., Ltd..................       70,000        156,926
 *Tsuzuki Denki Co., Ltd...............................       39,000         81,411
 Tsuzuki Densan Co., Ltd...............................        9,000         26,317
 U-Shin, Ltd...........................................       38,000        120,375

                                                            SHARES           VALUE+
                                                            ------           ------

 Ube Material Industries, Ltd..........................      127,000   $    116,565
 Uchida Yoko Co., Ltd..................................      101,000        387,213
 Ueki Corp.............................................       85,000        113,917
 #Uniden Corp..........................................       83,000        245,395
 Unisia Jecs Corp......................................      242,000        300,741
 *Utoc Corp............................................       42,000         38,208
 Wakachiku Construction Co., Ltd.......................      204,000        167,355
 Wakodo Co., Ltd.......................................          200          5,897
 Xebio Co., Ltd........................................       14,000        208,097
 Yahagi Construction Co., Ltd..........................      103,000        266,879
 Yamaichi Electronics Co., Ltd.........................       13,000        101,262
 Yamamura Glass Co., Ltd...............................      227,000        341,102
 Yamanashi Chuo Bank, Ltd..............................      212,000        631,958
 *Yamatane Corp........................................      132,000        100,783
 Yamato Corp...........................................       42,000        197,180
 #Yamato International, Inc............................       72,000         85,968
 Yamato Kogyo Co., Ltd.................................      140,000        529,908
 Yamaura Corp..........................................       12,000         30,215
 Yasuda Warehouse Co., Ltd.............................       21,000         70,787
 Yellow Hat, Ltd., Tokyo...............................       51,000        337,609
 Yodogawa Steel Works, Ltd.............................      478,000        974,514
 Yokogawa Bridge Corp..................................       75,000        263,167
 Yokohama Reito Co., Ltd...............................       38,000        188,278
 Yondenko Corp.........................................      100,650        349,083
 Yonex Co., Ltd........................................       37,000        123,217
 Yorozu Corp...........................................       33,000         95,422
 Yuasa Funashoku Co., Ltd..............................       77,000        105,072
 *Yuasa Trading Co., Ltd...............................      169,000        120,797
 *Yuken Kogyo Co., Ltd.................................       55,000         34,845
 *Yuraku Real Estate Co., Ltd..........................       90,000        148,397
 Yurtec Corp...........................................      126,000        363,317
 Yushiro Chemical Industry Co., Ltd....................       22,000         92,921
 #Zenchiku Co., Ltd....................................       73,000         88,941
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $241,203,883)..................................                 154,317,112
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $204,396).....................................                     204,957
                                                                       ------------
TOTAL -- JAPAN
  (Cost $241,408,279)..................................                 154,522,069
                                                                       ------------
UNITED KINGDOM -- (16.4%)
COMMON STOCKS -- (16.4%)
 600 Group P.L.C.......................................      155,890        132,278
 AGA Food Service Group P.L.C..........................      321,000      1,041,450
 AIM Group P.L.C.......................................       32,556         51,071
 API Group P.L.C.......................................       31,000         28,736
 *ASW Holdings P.L.C...................................    1,067,640         47,580
 Abbeycrest P.L.C......................................       70,000         83,356
 *Acatos & Hutcheson P.L.C.............................      100,404         89,492
 Adam & Harvey Group P.L.C.............................        8,000         16,828
 Aggregate Industries P.L.C............................          103            120
 *Airflow Streamlines P.L.C............................       19,305         15,693
 Airsprung Furniture Group P.L.C.......................       80,900         83,645
 *Alexanders Holdings P.L.C............................       71,000         16,201
 Alexandra Workwear P.L.C..............................       46,000         60,025
 Allders P.L.C.........................................      156,842        369,061
 Allen P.L.C...........................................       56,000        224,412
 Alphameric P.L.C......................................      375,000        462,593
 Alumasc Group P.L.C...................................      150,000        243,864

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DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Amberley Group P.L.C..................................       71,000   $     22,023
 Amstrad P.L.C.........................................       74,125         55,498
 *Anglesey Mining P.L.C................................      100,000          2,852
 Anglo Eastern Plantations P.L.C.......................       57,195         27,325
 *Anite Group P.L.C....................................      503,719        969,782
 Antofagasta Holdings P.L.C............................       15,800        115,592
 *Arcadia Group P.L.C..................................      215,588        756,330
 Armitage Brothers P.L.C...............................       10,000         20,892
 Armour Trust P.L.C....................................      225,000         52,944
 Arriva P.L.C..........................................      112,920        499,211
 Ashtenne Holdings P.L.C...............................       50,000        151,524
 Aston Villa P.L.C.....................................       10,000         22,818
 Austin Reed Group P.L.C...............................      138,001        247,973
 Avesco P.L.C..........................................       26,071        232,375
 Avon Rubber P.L.C.....................................       48,840        100,994
 *Azlan Group P.L.C....................................        8,507         17,470
 BICC P.L.C............................................      146,101        367,747
 BSS Group P.L.C.......................................       77,000        429,358
 Babcock International Group P.L.C.....................      458,333        562,123
 Baggeridge Brick P.L.C................................       96,100        124,029
 Baird (William) P.L.C.................................      236,500        183,814
 Barr (A.G.) P.L.C.....................................        7,500         48,291
 Beale P.L.C...........................................       10,000         17,612
 Beattie (James) P.L.C.................................      205,000        615,400
 Belhaven Brewery Group P.L.C..........................       12,000         39,532
 Bellway P.L.C.........................................      150,000        880,264
 Bemrose Corp. P.L.C...................................       14,065         25,975
 Benchmark Group P.L.C.................................       73,600        280,772
 Bett Brothers P.L.C...................................       71,892        279,382
 Birse Group P.L.C.....................................      529,277         84,916
 *Bizspace P.L.C.......................................       34,782         12,401
 Black Arrow Group P.L.C...............................       35,000         22,461
 *Blagden Industries P.L.C.............................      181,983              0
 Body Shop International P.L.C.........................      180,000        264,400
 *Boosey & Hawkes P.L.C................................       18,000         51,083
 Boot (Henry) & Sons P.L.C.............................       50,000        170,063
 Bristol Water Holdings P.L.C..........................        4,000         69,309
 *British Biotech P.L.C................................      640,896        159,947
 British Polythene Industries P.L.C....................       33,960        167,085
 British Vita P.L.C....................................      216,100        642,558
 Brown & Jackson P.L.C.................................      458,200        271,178
 *Brunel Holding P.L.C.................................        8,648          5,026
 Budgens P.L.C.........................................      327,148        447,886
 Bullough P.L.C........................................      235,000         56,973
 *Burn Stewart Distillers P.L.C........................      200,395         70,017
 Burndene Investments P.L.C............................      229,402        114,503
 Burtonwood Brewery P.L.C..............................       37,080        115,014
 *CLS Holdings P.L.C...................................      254,181        821,038
 Caffyns P.L.C.........................................        2,500         13,370
 *Cairn Energy P.L.C...................................      125,290        469,920
 *Cape P.L.C...........................................      237,482         57,575
 Capital & Regional Properties P.L.C...................      185,469        634,796
 *Carbo P.L.C..........................................      342,000         13,412
 Carclo Engineering Group P.L.C........................      144,314        113,194
 Carr's Milling Industries P.L.C.......................       11,000         21,805
 Castings P.L.C........................................       40,000         82,714
 *Cenes Pharmaceuticals P.L.C..........................      250,000         36,544
 Chapelthorpe P.L.C....................................      448,470         36,775
 Chorion P.L.C.........................................       87,600         29,982
 Churchill China P.L.C.................................       30,000         66,314
 City Centre Restaurants P.L.C.........................      178,750        130,645

                                                            SHARES           VALUE+
                                                            ------           ------

 Clarkson (Horace) P.L.C...............................       75,061   $    200,709
 Clinton Cards P.L.C...................................      107,415        245,096
 *Clubhaus P.L.C.......................................       92,733          4,959
 Coats Viyella P.L.C...................................      924,730        603,334
 Colefax & Fowler Group P.L.C..........................       96,000         95,834
 Coral Products P.L.C..................................       50,000         28,879
 Cosalt P.L.C..........................................       20,000         60,895
 *Costain Group P.L.C..................................       73,000         12,753
 Countryside Property P.L.C............................      144,855        328,460
 Countrywide Assured Group P.L.C.......................       94,783        149,363
 Courts P.L.C..........................................      141,633        444,364
 Cox Insurance Holdings P.L.C..........................       70,000        139,758
 *Cradley Group Holdings P.L.C.........................       38,466          6,583
 *Creighton Naturally P.L.C............................      250,000          8,913
 Crest Nicholson P.L.C.................................      545,000      1,340,718
 Cropper (James) P.L.C.................................       14,000         29,449
 *Crown Sports P.L.C...................................      250,000         64,175
 *DRS Data Research Services P.L.C.....................       51,000         11,092
 DTZ Holdings P.L.C....................................       42,423         83,490
 Daejan Holdings P.L.C.................................       36,500        631,141
 Dairy Crest Group P.L.C...............................      223,000      1,205,302
 *Dana Petroleum P.L.C., UK............................      275,757         45,225
 *Dawson International P.L.C...........................      303,194        166,469
 DeVere Group P.L.C....................................      106,442        425,033
 Delta P.L.C...........................................      366,000        558,492
 Derwent Valley Holdings P.L.C.........................       94,000        928,324
 Development Securities P.L.C..........................       70,000        345,902
 Diploma P.L.C.........................................      143,039        674,183
 *Direct Message P.L.C.................................       34,000          2,909
 Dixon Motors P.L.C....................................      165,000        430,613
 Domino Printing Sciences P.L.C........................      226,755        449,494
 Dowding & Mills P.L.C.................................      141,000         72,389
 East Surrey Holdings P.L.C............................       45,000        159,153
 Eldridge Pope & Co. P.L.C.............................       25,000         89,666
 Eleco Holdings P.L.C..................................       68,900         19,652
 Electronic Data Processing P.L.C......................       55,900         41,853
 *Elementis P.L.C......................................      853,698        511,335
 *Emess P.L.C..........................................      200,000         19,965
 *Energy Technique P.L.C...............................       25,000            980
 Ennstone P.L.C........................................      268,843        123,646
 Enterprise Inns P.L.C.................................       42,358        404,425
 Esporta P.L.C.........................................      129,865        133,345
 Estates & General P.L.C...............................       75,000        144,928
 Eurocopy P.L.C........................................      156,700         71,511
 European Motor Holdings P.L.C.........................      271,675        420,370
 *Europower P.L.C......................................      115,564         11,536
 *Evans of Leeds Contingent Units P.L.C................      238,000              0
 FCX International P.L.C...............................       40,000        101,539
 *FII Group P.L.C......................................      104,900         14,212
 Fenner P.L.C..........................................      175,000        275,773
 *Ferguson International Holdings P.L.C................       88,836         44,341
 Fine Art Developments P.L.C...........................      364,000      1,588,454
 Firth Rixson P.L.C....................................    1,018,563        355,882
 Fisher (Albert) Group P.L.C...........................      105,000        134,018
 Fortress Holdings P.L.C...............................      200,000         66,314
 Freeport Leisure P.L.C................................       12,000         78,635
 *Friendly Hotels P.L.C................................       37,061          9,513
 Fuller, Smith & Turner P.L.C. Series A................       87,000        555,219

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Fulmar P.L.C..........................................      107,500   $     77,420
 *Future Network P.L.C.................................      569,770        377,837
 Galliford P.L.C.......................................      296,740        138,592
 *Gaming International P.L.C...........................       10,000          9,198
 Garban Intercapital P.L.C.............................       41,977        494,773
 Gardner Group P.L.C...................................       34,000         15,031
 Garton Engineering P.L.C..............................        6,000          3,936
 Gaskell P.L.C.........................................       40,000         18,825
 *Gearhouse Group P.L.C................................       28,000         11,580
 *Georgica P.L.C.......................................      124,719        155,630
 *Gioma Restaurants P.L.C..............................      200,000         45,635
 Gleeson (M.J.) Group P.L.C............................       18,829        298,730
 *Glenchewton P.L.C....................................       42,529          8,794
 Goodwin P.L.C.........................................        5,000          6,346
 Gowrings P.L.C........................................       15,000         18,076
 Grainger Trust, Ltd...................................       42,000        482,166
 Grampian Holdings P.L.C...............................      100,633        115,528
 Grantchester Holdings P.L.C...........................       90,682        212,088
 Greene King P.L.C.....................................      135,026      1,346,004
 *Greenwich Resources P.L.C............................      156,000          5,562
 Haden Maclellan Holdings P.L.C........................      105,000         46,794
 Halstead (James) Group P.L.C..........................       77,877        248,221
 *Hampton Trust P.L.C..................................      200,491         22,159
 Hanover International P.L.C...........................       34,613         44,426
 Hardys & Hansons P.L.C................................       96,200        394,425
 *Hartstone Group P.L.C................................    1,022,431         80,195
 *Hawtin P.L.C.........................................      150,000         21,926
 Haynes Publishing Group P.L.C.........................       23,932         28,157
 Headway P.L.C.........................................       25,000         21,035
 Helical Bar P.L.C.....................................       34,500        387,455
 *Helphire Group P.L.C.................................      100,000        153,306
 Henlys Group P.L.C....................................       63,000        106,915
 Heywood Williams Group P.L.C..........................       90,000        214,344
 Highbury House Communications P.L.C...................       50,009         20,326
 Hill & Smith Holdings P.L.C...........................       74,890         70,489
 *Horace Small Apparel P.L.C...........................       80,000         13,405
 House of Fraser P.L.C.................................      313,000        382,763
 *Howard Holdings P.L.C................................      100,000         52,053
 Hunting P.L.C.........................................       37,015         97,393
 IAF Group P.L.C.......................................       66,500          3,319
 Inchcape P.L.C........................................       84,666        667,103
 Independent Insurance Group P.L.C.....................       77,475              0
 Intelek P.L.C.........................................       31,250          8,913
 *Inveresk P.L.C.......................................      124,500         45,719
 *Irevolution Group P.L.C..............................       13,500          3,947
 J. & J. Dyson P.L.C...................................      100,000        228,890
 *JKX Oil and Gas P.L.C................................      757,000        194,321
 *Jacobs (John I.) P.L.C...............................      133,169         41,781
 Jarvis Hotels P.L.C...................................      400,000        496,285
 Jarvis P.L.C..........................................      300,000      2,246,117
 *Jarvis Porter Group P.L.C............................       51,000         12,728
 John David Sports P.L.C...............................      200,000        774,376
 Johnson Group Cleaners P.L.C..........................       37,000        169,379
 Johnston Group P.L.C..................................       21,000         71,876
 Joseph (Leopold) Holdings P.L.C.......................        9,000        102,038
 *Kalamazoo Computer Group P.L.C.......................       12,200          1,783
 Kier Group P.L.C......................................       12,892         89,629
 Kunick P.L.C..........................................      799,000        156,676
 Laing (John) P.L.C....................................      130,209        223,759
 Laird Group P.L.C.....................................      131,200        290,013

                                                            SHARES           VALUE+
                                                            ------           ------

 Lambert Howarth Group P.L.C...........................       15,073   $     25,150
 *Lamont Holdings P.L.C................................      100,000         12,122
 *Laura Ashley Holdings P.L.C..........................      300,000        113,375
 Leeds Group P.L.C.....................................      241,639        144,733
 Leicester City P.L.C..................................      100,000         50,627
 Lex Service P.L.C.....................................      121,933        879,880
 Linton Park P.L.C.....................................       30,500        145,712
 Litho Supplies P.L.C..................................       70,000         24,458
 Locker (Thomas) Holdings P.L.C........................      419,082         25,400
 *London Clubs International P.L.C.....................      291,000         98,562
 *London Forfeiting Co. P.L.C..........................       66,200         13,453
 London Industrial P.L.C...............................       30,822        465,928
 London Merchant Securities P.L.C......................      498,222        991,172
 Lookers P.L.C.........................................      168,983        273,521
 Low & Bonar P.L.C.....................................      120,000        119,793
 MFI Furniture Group P.L.C.............................      547,100      1,107,916
 MS International P.L.C................................       49,000         30,397
 MacDonald Hotels P.L.C................................       18,000         46,719
 MacFarlane Group Clansman P.L.C.......................       88,000         95,378
 Mallett P.L.C.........................................       25,000         58,292
 Manganese Bronze Holdings P.L.C.......................       10,000         11,979
 Marshalls P.L.C.......................................      225,001        773,309
 *Martin International Holdings P.L.C..................      226,800         35,578
 Marylebone Warwick Balfour Group P.L.C................       64,176         79,624
 Mayborn Group P.L.C...................................       50,000         52,409
 McAlpine (Alfred) P.L.C...............................      151,000        897,976
 McCarthy & Stone P.L.C................................      155,000        586,878
 McKay Securities P.L.C................................       94,000        232,584
 McLeod Russell Holdings P.L.C.........................       31,000         19,231
 Mentmore Abbey P.L.C..................................      300,380        507,623
 *Merant P.L.C.........................................      137,341        181,173
 Merchant Retail Group P.L.C...........................      153,000        232,922
 Merivale Moore P.L.C..................................       14,000         31,945
 Merrydown P.L.C.......................................       94,172         55,734
 Mersey Docks & Harbour Co. P.L.C......................       45,030        359,618
 Metalrax Group P.L.C..................................      200,000        189,672
 Microgen Holdings P.L.C...............................        9,050         13,874
 *Mid-States P.L.C.....................................       50,000         16,044
 Molins P.L.C..........................................       57,750        119,419
 *Moss Brothers Group P.L.C............................       83,000         33,439
 Mothercare P.L.C......................................      116,375        356,821
 Mowlem (John) & Co. P.L.C.............................      454,478      1,286,546
 Mucklow (A & J) Group P.L.C...........................      160,000        470,045
 *NHP P.L.C............................................      125,000         82,447
 Nichols (J.N.) (Vimto) P.L.C..........................       48,000         79,748
 Northamber P.L.C......................................       23,000         27,880
 Ockham Holdings P.L.C.................................       56,023         34,754
 Owen (H.R.) P.L.C.....................................       70,000        150,240
 Oxford Instruments P.L.C..............................      143,399        416,162
 *Oxford Molecular Group P.L.C.........................       48,000         11,979
 *PPL Therapeutics P.L.C...............................       58,764         43,159
 *Paladin Resources P.L.C..............................      204,394        118,052
 Panther Securities P.L.C..............................       40,000         75,584
 *Partners Holdings P.L.C..............................       80,000         14,261
 Partridge Fine Arts P.L.C.............................       33,000         24,237
 Paterson Zochonis P.L.C...............................       40,000        367,935
 Pendragon P.L.C.......................................       95,000        293,992
 *Peptide Therapeutics Group P.L.C.....................      180,000        809,886
 Perry Group P.L.C.....................................       79,000         88,440
 Persimmon P.L.C.......................................      386,440      1,763,534

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Peterhouse Group P.L.C................................        1,684   $      9,006
 *Pharmagene P.L.C.....................................       50,000         64,888
 *Pilkingtons Tiles Group P.L.C........................      170,000          8,485
 Pillar Property P.L.C.................................      236,613      1,221,515
 Pittards P.L.C........................................       39,000         29,199
 *Plantation & General Investment P.L.C................       64,601         15,201
 Portmeirion Potteries (Holdings) P.L.C................       16,044         36,037
 Precoat International P.L.C...........................       13,000          9,362
 *Premier Consolidated Oilfields P.L.C.................    2,628,330        627,836
 Pressac Holdings P.L.C................................      250,000        121,219
 *Princedale Group P.L.C...............................      100,000         28,166
 *Probus Estates P.L.C.................................      416,666         17,826
 *Property Partnerships P.L.C..........................       10,000         11,409
 Prowting P.L.C........................................      113,261        209,979
 QS Holdings P.L.C.....................................      102,000         36,366
 *QSP Group P.L.C......................................       68,750          6,863
 Quick Group P.L.C.....................................      227,908        235,640
 Quintain Estates & Development P.L.C..................      223,696        585,391
 RJB Mining P.L.C......................................      500,000        613,226
 *Radamec Group P.L.C..................................       20,000          9,412
 Ransom (William) & Son P.L.C..........................       75,000         56,153
 Reed Executive P.L.C..................................       15,000         25,670
 *Reed Health Group P.L.C..............................       15,000         35,617
 Reg Vardy P.L.C.......................................      101,000        441,472
 Renold P.L.C..........................................      338,000        320,546
 Rowe Evans Investments P.L.C..........................       95,900         88,212
 *Royal Doulton P.L.C..................................      147,000         37,735
 Rugby Estates P.L.C...................................       32,000        115,686
 Rutland Trust P.L.C...................................      182,210         83,152
 S & U P.L.C...........................................        7,000         44,922
 SFI Group P.L.C.......................................       34,193        112,886
 Safeland P.L.C........................................      100,000         62,749
 *Safestore P.L.C......................................       35,897         19,965
 Sanderson Bramall Motor Group P.L.C...................      170,720        563,621
 Saville (J.) Gordon Group P.L.C.......................      811,107      1,038,160
 Savills P.L.C.........................................       21,000         44,922
 Scapa Group P.L.C.....................................       99,600        113,632
 Selfridges P.L.C......................................       15,000         67,170
 *Send Group P.L.C.....................................        7,173          7,877
 Shaftesbury P.L.C.....................................      201,933        835,136
 *ShopRite Group P.L.C.................................      146,000         26,026
 Silentnight Holdings P.L.C............................       30,000         72,304
 Simon Engineering P.L.C...............................      175,847        142,943
 Sinclair (William) Holdings P.L.C.....................       40,000         29,378
 Sirdar P.L.C..........................................      219,721        242,843
 Smart (J.) & Co. (Contractors) P.L.C..................        8,000         36,794
 Smith (David S.) Holdings P.L.C.......................      415,000        967,649
 Smith (James) Estates P.L.C...........................       95,000        260,799
 *Soco International P.L.C.............................       85,400        171,723
 *Somerfield P.L.C.....................................      540,396        685,889
 St. Ives P.L.C........................................        9,377         57,502
 St. Modwen Properties P.L.C...........................      214,000        328,076
 *Staffware P.L.C......................................       10,000         69,737
 Stanley Leisure Organisation P.L.C....................      152,932        589,953
 Stirling Group P.L.C..................................      214,889         87,340
 *Stratagem Group P.L.C................................       47,000         12,735

                                                            SHARES           VALUE+
                                                            ------           ------

 *Stylo P.L.C..........................................       16,588   $      6,624
 Swallowfield P.L.C....................................       25,000         31,374
 Syltone P.L.C.........................................       29,000         35,153
 TGI Group P.L.C.......................................       39,000         28,087
 TT Group P.L.C........................................      143,463        293,592
 *Tandem Group P.L.C...................................      441,400         29,900
 *Tandem Group P.L.C...................................      472,000              0
 Tay Homes P.L.C.......................................      103,937        160,083
 Taylor Woodrow P.L.C..................................      461,694      1,043,603
 Tbi P.L.C.............................................      221,000        177,283
 Tex Holdings P.L.C....................................       11,000         11,687
 The Cardiff Property P.L.C............................        4,000         27,381
 Thorpe (F.W.) P.L.C...................................       15,000         25,563
 Tinsley (Eliza) Group P.L.C...........................       27,781         13,272
 Tops Estates P.L.C....................................       82,557        207,214
 *Tottenham Hotspur P.L.C..............................       70,000         46,919
 Town Centre Securities (New) P.L.C....................      227,419        379,459
 Transport Development Group P.L.C.....................      285,056        792,714
 UCM Group P.L.C.......................................       46,000         63,305
 UK Land...............................................       16,000         45,065
 Uniq P.L.C............................................      116,800        277,338
 *United Industries P.L.C..............................       97,824          6,975
 *United Overseas Group P.L.C..........................      211,714          7,548
 *Vanguard Medica Group P.L.C..........................       18,000         60,966
 Vibroplant P.L.C......................................      185,000        224,255
 *Viglen Technology P.L.C..............................      103,447         98,843
 *Villiers Group P.L.C.................................      367,400         22,268
 Vislink P.L.C.........................................      195,374         94,732
 Vtr P.L.C.............................................       13,000         29,941
 Wagon Industrial Holdings P.L.C.......................       48,000        156,758
 Walker Greenbank P.L.C................................      144,910         34,615
 Warner Estate Holdings P.L.C..........................       99,000        448,261
 *Waterdorm P.L.C......................................       70,000              0
 Waterman Partnership Holdings P.L.C...................       25,000         44,388
 Wembley P.L.C.........................................       53,000        558,563
 *Wescol Group P.L.C...................................       31,000          3,316
 Westbury P.L.C........................................      162,482        553,803
 Whatman P.L.C.........................................      250,000        415,353
 Wilshaw P.L.C.........................................       28,000          8,785
 Wilson (Connolly) Holdings P.L.C......................      565,400      1,189,322
 Wimpey (George) P.L.C.................................      688,050      1,810,373
 Wintrust P.L.C........................................       24,000        196,803
 Wolverhampton & Dudley Breweries P.L.C................      191,939      1,389,156
 Wyevale Garden Centres P.L.C..........................       60,344        401,456
 *YJL P.L.C............................................       14,000          5,141
 Yates Brothers Wine Lodges P.L.C......................       80,000        156,872
 Yorklyde P.L.C........................................       14,000         10,981
 Yorkshire Group P.L.C.................................      117,096         63,457
 Young & Co's Brewery P.L.C. Class A...................        5,000         47,775
 Zotefoams P.L.C.......................................       20,000         22,960
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $85,011,630)...................................                  81,838,569
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $64,805)......................................                      65,728
                                                                       ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Audemars Piguet Holdings SA Letter of Entitlement
   (Cost $0)...........................................       81,758   $          0
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $85,076,435)...................................                  81,904,297
                                                                       ------------
GERMANY -- (5.7%)
COMMON STOCKS -- (5.7%)
 *Acg AG Fuer Chipkarten und Informationssysteme.......        5,400         30,220
 Aigner (Etienne) AG...................................          454         65,042
 Andreae-Noris Zahn AG, Anzag..........................       31,491        761,320
 Anterra Vermoegensverwaltungs AG......................        3,920        326,427
 *Asclepion-Meditec AG.................................        1,600         15,544
 *Augusta Technologie AG...............................        4,500         25,989
 Baader Wertpapier Handelsbank AG......................       13,100         53,957
 *Babcock Borsig AG....................................      108,270        761,017
 Bayerische Handelsbank AG.............................      156,781      2,877,823
 *Beta Systems Software AG.............................       20,850         49,473
 Bien-Haus AG..........................................       16,900        146,026
 Bilfinger & Berger Bau AG, Mannheim...................      110,419      2,392,633
 Biotest AG............................................       11,000        130,012
 *Brau und Brunnen AG..................................        2,800         48,638
 *Bremer Woll-Kaemmerei AG.............................       53,100         90,337
 Brillant AG...........................................          300         10,422
 *Brueder Mannesmann AG................................       20,600         44,269
 *#Cargolifter AG......................................       12,625         63,870
 Cewe Color Holding AG.................................        5,000         54,619
 *Cinemaxx AG..........................................        3,100         15,961
 *Constantin Film AG...................................        3,200         18,624
 Deutsche Verkehrs-Bank AG.............................       10,353        834,306
 *Dierig Holding AG....................................        8,750         70,356
 Dom-Braugerei AG......................................          300         12,088
 Duerr Beteiligungs AG.................................        5,900        128,902
 Dyckerhoff AG.........................................       16,200        222,804
 Dyckerhoff AG DM50....................................       29,750        692,592
 *Dyckerhoff and Widmann AG............................      127,145        218,584
 *Edscha AG............................................        5,700         91,102
 ElreingKlinger AG.....................................        1,300         26,772
 *#Em TV & Merchandising AG............................       94,300        164,651
 #Escada AG............................................       28,545        523,963
 Eurobike AG...........................................       18,900         60,585
 *Evotec Biosystems AG.................................       13,200        140,886
 #Fag Kugelfischer Georg Schaefer AG...................      245,750      2,607,526
 *Fao AG...............................................        3,400          6,698
 *Freenet.De AG........................................        6,500         84,973
 Fuchs Petrolub AG Oel & Chemie........................        6,480        353,353
 *Gontard & Metallbank AG..............................        8,800         16,074
 *Herlitz AG...........................................       11,643         21,893
 *Hoeft & Wessel AG....................................        2,600         12,222
 *#Holzmann (Philipp) AG...............................       27,760        213,764
 *Hucke AG.............................................       33,100         59,275
 Hutschenreuther AG....................................        8,591         56,154
 *Interseroh AG........................................        3,600         40,132
 *#Intershop Communications AG.........................       33,100         70,538
 Iwka AG...............................................       47,366        534,385
 KSB AG................................................        4,650        358,278
 Kampa-Haus AG.........................................        6,200         30,866
 Kamps AG, Duesseldorf.................................       39,900        319,752

                                                            SHARES           VALUE+
                                                            ------           ------

 *Kaufring AG..........................................        5,600   $     15,995
 *#Kloeckner Humboldt-Deutz AG.........................       40,100         71,452
 #Kolbenschmidt Pierburg AG, Duesseldorf...............       82,525        912,577
 Krones AG.............................................        4,700        163,285
 *Leica Camera AG......................................        4,000         20,809
 Leifheit AG...........................................        1,800         44,322
 Leoni AG..............................................       16,300        368,524
 *Loesch Umweltschutz AG...............................       16,000         11,175
 *M & S Elektronik AG..................................       19,600         22,639
 *MVS Miete Vertrieb Service AG........................       45,052         32,272
 *MWG Biotech AG.......................................       11,700         21,267
 *Mania Technologie AG.................................        3,300          9,308
 Marbert AG............................................        1,700         14,917
 *Maxdata AG...........................................       18,000        128,938
 *Mosaic Software AG...................................        3,300         14,774
 Mwb Wertpapierhandelshaus AG..........................        3,100          6,245
 *Nemetschek AG........................................        2,600          9,545
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       16,730        117,593
 *Norddeutsche Affinerie AG............................       12,100        150,272
 Norddeutsche Steingutfabrik AG........................        9,215         48,682
 *Otto Reichelt AG.....................................       58,654        362,379
 *Pfaff (G.M.) AG......................................       80,930         22,464
 Phoenix AG, Hamburg...................................      103,686      1,086,233
 *Primacom AG..........................................       12,300         41,851
 Puma AG...............................................        4,300        106,651
 *Qs Communications AG.................................       14,100         18,306
 *RTV Family Entertainment AG..........................       14,800         21,203
 *Ravensberg Bau-Beteiligungen AG......................       29,500         16,905
 #Rheinmetall Berlin AG................................       85,490      1,316,620
 *Saltus Technology AG.................................        5,900         27,999
 Salzgitter AG.........................................      329,609      2,877,534
 Sartorius AG..........................................        3,500         28,205
 Schwarz Pharma AG.....................................       16,900        438,835
 Sektkellerei Schloss Wachenheim AG....................        2,900         18,229
 *Ser Systeme AG.......................................        9,400         21,042
 #Sixt AG..............................................        6,200         48,575
 Stahl (R.) AG.........................................        2,400         14,613
 Stoehr & Co. AG.......................................       44,310        238,051
 *Strabag AG...........................................       12,650        264,254
 Tarkett AG............................................       80,000        422,629
 *Tiptel AG............................................       13,600         12,177
 *United Internet AG...................................       18,700         79,366
 VBH (Vereinigter Baubeschlag-Handel) AG...............        6,000         42,442
 *VCL Film & Medien AG.................................       10,700          9,293
 VK Muehlen AG.........................................        4,632        206,545
 Value Management & Research AG........................        4,800         10,444
 Vereinigte Deutsche Nickel-Werke AG...................        1,390         28,190
 #Vossloh AG...........................................       39,200        766,928
 Walter AG.............................................       16,900        450,941
 Walter Bau AG, Augsburg...............................       30,277         53,407
 Westag and Getalit AG,
   Rheda-Wiedenbrueck..................................       15,048         82,865
 *Windhoff AG..........................................       11,400          9,697
 Wuerttembergische Metallwarenfabrik AG................       64,620        937,922
                                                                       ------------
TOTAL -- GERMANY
  (Cost $39,385,137)...................................                  28,223,083
                                                                       ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
FRANCE -- (5.4%)
COMMON STOCKS -- (5.4%)
 *Actielec Technologies................................        3,713   $     15,592
 *Agricole de la Crau..................................          204         10,046
 Alain Manoukian SA....................................        9,565        322,881
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,180        236,384
 #Bains de Mer et du Cercle des Etrangers a Monaco.....        6,329        850,047
 Bongrain SA...........................................       13,224        520,994
 *#Bull SA.............................................       43,400         45,078
 Burelle SA............................................       10,986        492,335
 *CS Communication et Systemes.........................       13,500        103,231
 Carbone Lorraine......................................       15,000        456,519
 *Cascades SA..........................................       22,612         51,224
 *Cereol...............................................       18,900        504,307
 *#Cerestar............................................       18,900        527,661
 Christian Dalloz SA...................................        2,000        145,413
 Cie Francaise des Ferrailles..........................        9,710        346,904
 Club Mediterranee SA..................................        3,100        124,964
 Comptoir des Entrepreneurs SA.........................        3,000         69,573
 Conflandey SA.........................................        1,939         38,022
 Continentale d'Entreprises SA.........................       19,198        816,347
 Crometal SA...........................................        1,120         54,154
 De la Rue Imperiale de Lyon...........................        2,000      3,044,358
 *Desquenne et Giral SA................................        4,761         66,929
 Didot-Bottin..........................................        1,204         64,791
 Esso SA...............................................        1,400         99,658
 *#Euro Disney SCA.....................................      929,587        799,058
 Explosifs et de Produits Chimiques....................          312         62,019
 #Faurecia SA..........................................       14,175        738,691
 Fimalac SA............................................       52,950      1,827,235
 Fonciere Lyonnaise SA.................................       15,872        379,455
 Fonderies Franco Belge................................          913         63,765
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        2,004        104,074
 GFI Industries SA.....................................        2,500         43,203
 Gantois Series A......................................          465         40,387
 Gascogne SA...........................................       10,334        639,386
 *Generale de Geophysique SA...........................        4,259        134,998
 Geodis SA.............................................        3,300         72,393
 Gevelot...............................................        2,400         69,841
 Groupe Bourbon SA.....................................        1,500         75,214
 Groupe Guillin SA.....................................          480         11,604
 Groupe Zannier SA.....................................       26,650      1,938,820
 Hbs Technologie SA....................................          405          4,751
 IMS International Metal Service SA....................       13,100         86,800
 Immobanque............................................        9,394      1,017,777
 *Immobiliere et Hoteliere SA..........................       27,700         30,011
 Legris Industries SA..................................        8,500        153,360
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................       12,163      1,372,234
 Maire (Henri).........................................        1,252          7,511
 Matussiere et Forest SA...............................        7,020         48,651
 *#Metaleurop SA.......................................       43,410        124,382
 *NAF NAF SA...........................................       36,191        403,447
 Nord-Est SA...........................................       22,587        541,002
 PSB Industries SA.....................................        1,838        128,862
 *Pier Import Europe SA................................       18,642         83,460

                                                            SHARES           VALUE+
                                                            ------           ------

 Plastic Omnium........................................        8,895   $    509,733
 *Provimi SA...........................................       18,900        303,261
 Robertet SA...........................................        1,300         75,079
 Rochette..............................................      138,121        785,327
 Rougier SA............................................        2,715        140,999
 SA Fromageries Bel la Vache Qui Rit...................        3,875        332,915
 *SAM..................................................          300         12,625
 SDR de Bretagne SA....................................        3,200         37,191
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,483        483,395
 Sabeton...............................................       18,460        176,861
 Sechilienne...........................................        1,000         64,290
 Securidev SA..........................................       16,908        144,733
 Selectibanque SA......................................       46,567        673,391
 *Setforge.............................................          300         13,807
 Signaux Girod SA......................................        5,407        193,560
 Skis Rossignol SA.....................................        7,216         94,980
 Smoby SA..............................................        1,600         42,263
 Societe Financiere Immobail SA........................        9,997        330,303
 Societe Francais des Papiers Peints...................          140          3,009
 Sucriere de Pithiviers-le-Vieil.......................          340        112,946
 Tivoly SA.............................................        1,904         18,838
 *Trouvay et Cauvin SA.................................        9,481         74,196
 VM Materiaux SA.......................................        1,636         74,782
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       43,572      1,983,879
 Vilmorin et Cie SA....................................        2,100        134,350
 Vranken Monopole......................................          900         18,857
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $25,616,472)...................................                  26,845,373
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Simco SA CVG Warrants 10/31/03
   (Cost $120,306).....................................       27,471        169,723
                                                                       ------------
TOTAL -- FRANCE
  (Cost $25,736,778)...................................                  27,015,096
                                                                       ------------
AUSTRALIA -- (4.8%)
COMMON STOCKS -- (4.7%)
 A.P. Eagers, Ltd......................................       24,390         50,235
 *Adacel Technologies, Ltd.............................       40,300         25,320
 Adelaide Brighton, Ltd................................      584,871        249,444
 Amalgamated Holdings, Ltd.............................      174,032        203,663
 *Amrad Corp., Ltd.....................................       94,200         51,445
 *An Feng Kingstream Steel, Ltd........................      642,125          7,682
 *Anaconda Nickel NL...................................      492,884        192,267
 *Ariadne Australia, Ltd...............................      360,000         40,257
 *Asia Pacific Specialty Chemicals, Ltd................       94,300         29,919
 Atkins Carlyle, Ltd...................................       57,968         91,958
 *AuIron Energy, Ltd...................................      276,693         67,639
 *Aurora Gold, Ltd.....................................      230,029         19,143
 *Ausdoc Group, Ltd....................................       88,634         79,292
 *Austar United Communications, Ltd....................      762,600        107,093
 Australand Holdings, Ltd..............................      518,100        498,523
 *Australian Magnesium Corp., Ltd......................       97,349         31,392
 Australian Oil & Gas Corp., Ltd.......................       77,872         60,754
 Australian Pipeline Trust.............................       31,200         41,705
 *Australian Resources, Ltd............................      352,493         42,168
 *Australian Worldwide Exploration, Ltd................      116,990         30,424

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Avatar Industries, Ltd...............................       50,739   $     18,473
 *Beach Petroleum NL...................................    1,236,681         36,020
 *Biota Holdings, Ltd..................................       60,469         21,387
 Boral, Ltd............................................      863,913      1,455,844
 Brickworks, Ltd.......................................      139,350        438,492
 *Bridgestone Australia, Ltd...........................       51,126         25,528
 Bristile, Ltd.........................................       82,699        118,759
 *Burns, Philp & Co., Ltd..............................      748,991        210,363
 Burswood, Ltd.........................................      429,700        165,385
 *Cable & Telecoms, Ltd................................       46,683          3,739
 Caltex Australia, Ltd.................................      386,100        287,168
 Capral Aluminium, Ltd.................................      110,000        131,017
 *Centamin Egypt, Ltd..................................      334,230         28,683
 *Centaur Mining & Exploration, Ltd....................       62,058         15,493
 Centennial Coal, Ltd..................................       94,099         63,625
 Central Equity, Ltd...................................      155,382        161,633
 Clough, Ltd...........................................       41,138         20,755
 Coates Hire, Ltd......................................      153,579        104,641
 Consolidated Paper Industries, Ltd....................       64,577         25,526
 *Coplex Resources NL..................................      351,512         16,454
 Coventry Group, Ltd...................................       66,628        143,815
 Crane (G.E) Holdings, Ltd.............................       73,730        314,455
 Cranswick Premium Wines, Ltd..........................       35,600         23,701
 *Croesus Mining NL....................................      154,735         19,315
 *Cudgen RZ, Ltd.......................................       47,724          4,716
 *Cumnock Coal, Ltd....................................       40,710          9,528
 *Davnet, Ltd..........................................      810,000         15,167
 Delta Gold NL.........................................       49,598         61,912
 *Denehurst, Ltd.......................................       78,163          2,968
 *Devine, Ltd..........................................       81,701         14,873
 *Diamin Resources NL..................................      178,523         11,607
 *Dominion Mining, Ltd.................................      116,119         21,742
 Downer Group, Ltd.....................................      279,547        116,317
 *Ecorp, Ltd...........................................      261,100         60,432
 *Emporer Mines, Ltd...................................      135,024         23,526
 *Energy Equity Corp., Ltd.............................      393,461         11,460
 Energy Resources of Australia, Ltd. Series A..........      200,366        198,006
 Fleetwood Corp., Ltd..................................       33,404         27,625
 *Forest Place Group, Ltd..............................       78,244         15,057
 Forrester Parker Group, Ltd...........................      169,862         86,581
 GRD NL................................................      118,986         77,358
 GUD Holdings, Ltd.....................................       96,340         92,700
 Gazal Corp., Ltd......................................       89,069         97,748
 George Weston Foods, Ltd..............................      180,077        491,251
 Goldfields, Ltd.......................................      482,474        637,142
 Goodman Fielder, Ltd..................................    1,124,593        813,036
 Gowing Bros., Ltd.....................................       75,666         83,826
 *Gowing Retail........................................        5,069              0
 Grand Hotel Group.....................................      260,267        105,588
 Great Southern Plantations, Ltd.......................      172,356         83,370
 *Green's Foods, Ltd...................................      101,626         21,671
 *Gympie Gold, Ltd.....................................      141,218         59,494
 *HIH Insurance, Ltd...................................      687,747         62,599
 *Hamilton Island, Ltd.................................       52,566         56,048
 Hancock and Gore, Ltd.................................       69,558         44,861
 *Haoma Mining NL......................................      193,606          9,868
 *Hartley Poynton, Ltd.................................       40,681         14,176
 Healthscope, Ltd......................................      130,840        159,241
 Henry Walker Group, Ltd...............................      230,855        144,085
 Hill 50 Gold NL.......................................       66,185         37,522

                                                            SHARES           VALUE+
                                                            ------           ------

 Homestake Mining Co...................................       33,000   $    242,010
 Housewares International, Ltd.........................       56,700         27,131
 Hudson Timber & Hardware, Ltd.........................      297,500         34,815
 *Hutchison Telecommunications (Australia), Ltd........      950,000        207,526
 Iluka Resources, Ltd..................................      389,396        774,478
 *Intag International, Ltd.............................       93,568          1,460
 Ipoh, Ltd.............................................      268,023        221,651
 *Jingellic Minerals NL................................       14,403              0
 Jones (David), Ltd....................................      614,653        377,235
 Jupiters, Ltd.........................................      596,821      1,485,650
 KTS Corp., Ltd........................................       42,741         66,691
 *Keycorp, Ltd.........................................      108,754        118,786
 Kidston Gold Mines, Ltd...............................      198,750         22,122
 *MacMahon Holdings, Ltd...............................      305,720         20,671
 *Macquarie Corporate Telecommunications, Ltd..........      156,100         13,396
 Magellan Petroleum Australia, Ltd.....................       29,537         26,885
 Maxi-Cube, Ltd........................................      147,011         11,087
 Mayne Nickless, Ltd...................................       62,143        233,652
 McConnell Dowell Corp., Ltd...........................       40,304         27,252
 McPherson's, Ltd......................................       32,730         21,109
 *Mineral Deposits, Ltd................................       40,472          3,789
 Mirvac, Ltd...........................................      205,504        416,855
 *Namoi Cotton Cooperative, Ltd........................      135,353         16,192
 National Can Industries, Ltd..........................       18,850          8,334
 *Nautronix, Ltd.......................................       32,280         10,913
 *New Tel, Ltd.........................................      101,102         17,616
 Normandy Mt. Leyshon, Ltd.............................      123,978          7,738
 *Normans Wine, Ltd....................................       39,119          2,238
 *Novus Petroleum, Ltd.................................      223,279        195,100
 Nufarm, Ltd...........................................      158,700        252,580
 *#One Tel Ltd.........................................    2,035,600        169,400
 *Orbital Engine Corp., Ltd............................      165,000         51,491
 Orica, Ltd............................................      296,114      1,063,001
 Origin Energy, Ltd....................................      718,644      1,083,956
 *PMP Communications, Ltd..............................      724,135        282,475
 Pacific BBA, Ltd......................................       61,800        113,465
 Pacific Dunlop, Ltd...................................    1,034,330        521,832
 Pacific Hydro, Ltd....................................      174,802        391,853
 Paperlinx, Ltd........................................      383,507        936,701
 *Pasminco, Ltd........................................    1,360,716         35,386
 *Payce Consolidated, Ltd..............................       74,466         27,886
 *Perilya Mines NL.....................................      167,228         36,531
 Permanent Trustee Co., Ltd............................       18,736         71,625
 *Petsec Energy, Ltd...................................      153,726         12,393
 #Portman Mining, Ltd..................................      272,770        187,271
 *Pracom, Ltd..........................................      122,300          8,905
 Prime Television, Ltd.................................      161,244        163,538
 Queensland Cotton Holdings, Ltd.......................       29,599         49,110
 *Ranger Minerals, Ltd.................................       69,130         42,428
 *Resolute Mining, Ltd.................................       89,083         22,703
 Ridley Corp., Ltd.....................................      341,553        190,082
 *Roc Oil Co., Ltd.....................................      170,000        114,946
 SPC, Ltd..............................................       84,200         39,414
 Schaffer Corp., Ltd...................................       17,068         40,392
 Sigma Co., Ltd........................................      152,700        266,062
 Simeon Wines, Ltd.....................................       90,541        106,898
 *#Smorgon Steel Group, Ltd............................      820,900        422,693
 *Solution 6 Holdings, Ltd.............................      152,130         56,179

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Southern Cross Broadcasting (Australia), Ltd..........       52,947   $    298,518
 *Spectrum Network Systems, Ltd. Series B..............      574,481         68,723
 *St. Barbara Mines, Ltd...............................      329,338         37,685
 *Strathfield Group, Ltd...............................       71,000         25,111
 Tassal, Ltd...........................................       47,092         13,226
 Television & Media Services, Ltd......................      240,000         79,890
 Ten Network Holdings, Ltd.............................      406,700        439,984
 Thakral Holdings Group................................    1,103,443        315,655
 Ticor, Ltd............................................      482,210        293,442
 Timbercorp, Ltd.......................................      163,100         53,868
 *Titan Resources NL...................................      125,121         11,714
 Tourism Assets Holdings, Ltd..........................      320,495        125,021
 United Construction Group, Ltd........................       90,113        107,799
 *Valdera Resources, Ltd...............................        3,993              0
 Villa World, Ltd......................................      114,717         38,186
 Village Roadshow, Ltd.................................      355,686        362,596
 Wattyl, Ltd...........................................      103,117        119,601
 *Western Metals, Ltd..................................      491,208          7,154
 White (Joe) Maltings, Ltd.............................       20,050         45,885
 Wide Bay Capricorn Building Society, Ltd..............       29,461         80,446
 *Yates, Ltd...........................................      144,138         11,995
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $30,382,530)...................................                  23,453,772
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $289,439).....................................      398,305        347,208
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $10,575)......................................                      10,813
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Australian Magnesium Corp., Ltd. Warrants 07/31/05...       48,674              0
 *Energy Equity Corp., Ltd. Rights 12/07/01............       98,365              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $30,682,544)...................................                  23,811,793
                                                                       ------------
SWITZERLAND -- (4.7%)
COMMON STOCKS -- (4.7%)
 *AFG Arbonia-Forster Holding AG.......................          750         40,078
 Ascom Holding AG......................................       70,500      1,558,304
 Bank Coop AG..........................................        2,312        253,412
 *Banque Cantonale de Geneve...........................          720         69,080
 Banque Privee Edmond de Rothschild SA, Geneve.........          105        583,408
 *Bobst Group SA.......................................       85,200      2,599,785
 Bucher Holding AG, Niederweningen.....................        2,125      1,548,467
 Caisse d'Epargne Cantonale Vaudoise, Lausanne.........        1,900        314,976
 *Calida Holding AG....................................          400         51,494
 Canon (Schweiz) AG, Dietlikon.........................        6,900        301,678
 Carlo Gavazzi Holding AG..............................        2,530        127,515
 Cie Financiere Tradition..............................        1,500        144,827
 Daetwyler Holding AG, Atldorf.........................          940      1,256,918

                                                            SHARES           VALUE+
                                                            ------           ------

 Financiere Michelin, Granges-Paccot...................          740   $    218,838
 Forbo Holding AG, Eglisau.............................        7,331      2,243,652
 Galenica Holding AG, Bern Series B....................        3,115      2,534,689
 Golay-Buchel Holding SA, Lausanne.....................          125        130,557
 *Industrieholding Cham AG, Cham.......................        1,300        157,883
 Kuehne & Nagel International AG.......................       14,000        670,759
 Lem Holdings AG, Lyss.................................          180         30,605
 Maag Holding AG, Zuerich..............................        2,137        286,786
 Moevenpick-Holding, Zuerich...........................          470        154,118
 *Nextrom Holding SA...................................          200         16,396
 Schweizerische National Versicherungs Gesellschaft....        4,998      2,549,396
 *Sihl.................................................          750         11,818
 Sulzer AG, Winterthur.................................        8,280      1,221,795
 Sulzer Medic AG.......................................       16,960        663,759
 UMS Schweizerische Metallwerke Holding AG, Bern.......        3,200        170,222
 Unigestion Holding, Geneve............................        9,200        547,489
 Valiant Holding.......................................          550        304,259
 Vaudoise Assurances Holding, Lausanne.................          189        340,863
 *Von Roll Holding AG, Gerlafingen.....................       15,045         45,497
 WMH Walter Meier Holding AG, Staefa...................          260        175,250
 Zehnder Holding AG....................................           50         28,814
 *Zellweger Luwa AG....................................        5,900        241,834
 Zschokke Holding SA, Geneve...........................        1,950        455,887
 Zueblin Holding AG....................................          440          2,482
 Zuercher Ziegeleien Holding, Zuerich..................        2,000      1,396,657
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $23,514,671)...................................                  23,450,247
                                                                       ------------
HONG KONG -- (4.3%)
COMMON STOCKS -- (4.3%)
 ALCO Holdings, Ltd....................................      710,000         46,432
 *Acme Landis Holdings, Ltd............................      130,000          5,501
 *Allied Group, Ltd....................................    5,364,000        288,885
 *Allied Properties (Hong Kong), Ltd...................    9,702,000        298,579
 *Applied International Holdings, Ltd..................    1,150,000         16,368
 *Asia Commercial Holdings, Ltd........................       35,960          1,245
 Asia Financial Holdings, Ltd..........................    1,032,106        137,640
 *Asia Securities International, Ltd...................    2,326,000        102,900
 *Asia Standard International Group, Ltd...............    6,096,666        273,620
 *Asia Tele-Net & Technology Corp., Ltd................    4,000,000         21,030
 Associated International Hotels, Ltd..................      758,000        359,631
 *Beauforte Investors Corp., Ltd.......................       44,000         36,109
 *Burwill Holdings, Ltd................................      385,000         33,077
 *CCT Telecom Holdings, Ltd............................      166,800         68,978
 *CNT Group, Ltd.......................................    1,428,000         44,862
 *Century City International Holdings, Ltd.............    2,863,067         19,458
 Champion Technology Holdings, Ltd.....................   12,620,240        182,866
 Chen Hsong Holdings, Ltd..............................      322,000         53,677
 *Cheuk Nang Technologies (Holdings), Ltd..............    3,180,000         11,825
 Chevalier International Holdings, Ltd.................    1,774,923        122,902
 *China Aerospace International Holdings, Ltd..........      873,000         75,002
 *China Everbright International, Ltd..................    2,210,000         90,684

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 China Foods Holdings, Ltd.............................    1,032,000   $    218,349
 *China Investments Holdings, Ltd......................      989,000         42,484
 China Motor Bus Co., Ltd..............................       24,000        203,115
 China Online (Bermuda), Ltd...........................    9,350,000         85,125
 China Overseas Land & Investment, Ltd.................    3,256,000        409,164
 *China Sci-Tech Holdings, Ltd.........................    5,416,000         54,170
 *China Star Entertainment, Ltd........................    1,246,000         33,552
 *China Strategic Holdings, Ltd........................      340,250         16,797
 China Travel International Investment, Ltd............    1,722,000        344,464
 *Chinese Estates Holdings, Ltd........................    3,047,131        293,048
 *Chinney Investments, Ltd.............................      752,000         22,275
 Chow Sang Sang Holdings International, Ltd............      738,000        119,238
 Chuangs China Investments, Ltd........................      884,000         31,739
 Chuang's Consortium International, Ltd................    3,051,760         70,438
 Chun Wo Holdings, Ltd.................................      636,000         22,835
 *City Chiu Chow (Holdings), Ltd.......................      298,000          3,821
 City e Solutions, Ltd.................................      472,964         31,537
 Continental Holdings, Ltd.............................      382,000         17,879
 *Continental Mariner Investment Co., Ltd..............      989,000        110,332
 *Cosmos Machinery Enterprises, Ltd....................      414,000         14,864
 *Crocodile Garments, Ltd..............................      986,000         19,344
 Dickson Concepts International, Ltd...................      223,000         45,752
 *DigitalHongKong.com..................................           12              0
 *Dransfield Holdings, Ltd.............................    1,952,000          9,762
 Dynamic Holdings, Ltd.................................      482,000        114,342
 *Emperor (China Concept) Investments, Ltd.............    2,790,000         11,806
 Emperor International Holdings, Ltd...................      812,000         47,896
 *Esun Holdings, Ltd...................................      722,400         47,243
 *Fairwood Holdings, Ltd...............................      675,000          9,002
 *Fairyoung Holdings, Ltd..............................      990,000         15,995
 Far East Consortium International, Ltd................    1,812,301        115,033
 *Far East Holdings International, Ltd.................      408,000         10,463
 *Far East Hotels & Entertainment, Ltd.................      464,000         23,204
 First Sign International Holdings, Ltd................      740,000         19,073
 Fountain Set Holdings, Ltd............................    1,350,000        197,345
 *Fourseas.Com, Ltd....................................      472,000         21,486
 Golden Resources Development International, Ltd.......    1,083,000         54,160
 Goldlion Holdings, Ltd................................    1,092,000         58,111
 *Goldtron (Bermuda) Holdings, Ltd.....................    1,668,000         11,122
 Grand Hotel Holdings, Ltd. Series A...................      372,000         39,115
 Grande Holdings, Ltd..................................      595,600        557,525
 Great Eagle Holdings, Ltd.............................    1,430,281      1,531,421
 Great Wall Electronic International, Ltd..............    2,278,566         25,420
 *Group Sense (International), Ltd.....................      710,000         18,209
 *#Guangzhou Investment Co., Ltd.......................    5,048,000        420,745
 #HKR International, Ltd...............................    1,480,800        394,004
 Hanny Holdings, Ltd...................................    6,476,000         88,854
 Harbour Centre Development, Ltd.......................      590,000        370,710
 *Harbour Ring International Holdings, Ltd.............    3,430,000        184,727
 Henderson China Holdings, Ltd.........................      635,000        284,989
 High Fashion International, Ltd.......................      800,000        166,185

                                                            SHARES           VALUE+
                                                            ------           ------

 *Hikari Tsushin International, Ltd....................    4,994,000   $     84,530
 *Hinet Holdings, Ltd..................................    7,121,800         19,178
 *Hon Kwok Land Investment Co., Ltd....................    1,096,000         25,297
 #Hong Kong and Shanghai Hotels, Ltd...................    1,789,124        590,751
 Hong Kong Ferry (Holdings) Co., Ltd...................      349,000        275,225
 Hong Kong Parkview Group, Ltd.........................      646,000         71,239
 *Hop Hing Holdings, Ltd...............................      604,000         28,657
 Hopewell Holdings, Ltd................................    1,208,800        670,390
 Hsin Chong Construction Group, Ltd....................      336,000         17,019
 *Hualing Holdings, Ltd................................      784,000         36,694
 IMC Holdings, Ltd.....................................      324,000         51,933
 *ITC Corp., Ltd.......................................      456,000         22,220
 *Imgo, Ltd............................................      352,000         27,082
 *Innovative International (Holdings), Ltd.............      539,439          2,006
 *Interchina Holdings Co., Ltd.........................      675,000        105,597
 International Pipe, Ltd...............................    1,510,667         87,170
 *Iquorom Cybernet, Ltd................................    3,375,000          8,655
 *Jinhui Holdings Co., Ltd.............................      978,000         21,445
 K Wah International Holdings, Ltd.....................    1,918,943        115,650
 *KTP Holdings, Ltd....................................      758,000         48,599
 *Kader Holdings Co., Ltd..............................      857,000         17,033
 *Keck Seng Investments (Hong Kong), Ltd...............      570,000         45,316
 Kee-Shing Holdings Co., Ltd...........................      256,000         15,428
 *King Fook Holdings, Ltd..............................      338,000          9,362
 *Kong Tai International Holdings Co., Ltd.............    5,175,000         20,571
 Kowloon Development Co., Ltd..........................      619,000        253,996
 *#Kumagai Gumi Hong Kong, Ltd.........................      424,000         44,583
 *Kwong Sang Hong International, Ltd...................    1,060,000         36,699
 *#Lai Sun Development Co., Ltd........................    3,358,800         55,990
 *Lai Sun Garment (International), Ltd.................    2,700,000         53,664
 *Lam Soon (Hong Kong), Ltd............................      203,250         49,519
 *Lam Soon Food Industries, Ltd........................      156,000         38,407
 *Lamex Holdings, Ltd..................................    3,364,000         46,156
 Leefung-Asco Printers Holdings, Ltd...................      128,000         15,593
 *Linkful International Holdings, Ltd..................      582,000          4,105
 *Lippo, Ltd...........................................      751,000         82,818
 Liu Chong Hing Investment, Ltd........................      626,000        337,140
 Luks Industrial Group, Ltd............................      736,560        112,394
 *Magnificent Estates, Ltd.............................    5,014,600         19,934
 *Megga (S.) International Holdings, Ltd...............    2,098,800          2,691
 Melbourne Enterprises, Ltd............................       41,000        121,446
 *Min Xin Holdings, Ltd................................      432,000         48,748
 Miramar Hotel & Investment Co., Ltd...................      600,000        430,850
 *Mui Hong Kong, Ltd...................................    3,075,000         28,390
 *Nam Fong International Holdings, Ltd.................    1,740,000         25,882
 Nam Hing Holdings, Ltd................................      538,000         15,660
 Nanyang Holdings, Ltd.................................       80,850         47,690
 National Electronics Holdings, Ltd....................    1,106,000         15,600
 *New Rank City Development, Ltd.......................        6,760            849
 *#New World China Land, Ltd...........................    1,876,000        649,506
 *New World Cyberbase, Ltd.............................       56,540            573
 #New World Infrastructure, Ltd........................    1,975,600        766,322
 *Nph International Holdings, Ltd......................       81,600         10,359
 *#Onfem Holdings, Ltd.................................      684,000         27,190
 Orient Power Holdings, Ltd............................      549,950         22,214
 Pacific Andes International Holdings, Ltd.............      624,000         36,807

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Pacific Concord Holding, Ltd.........................    5,541,142   $    440,532
 *Pacific Plywood Holdings, Ltd........................    4,844,000         24,846
 Paul Y. ITC Construction Holdings, Ltd................      746,262         28,229
 *Peace Mark (Holdings), Ltd...........................    3,192,000         18,009
 *Pearl Oriental Holdings, Ltd.........................    7,940,000         54,979
 Playmate Toys Holdings, Ltd...........................      234,000          8,552
 Pokfulam Development Co., Ltd.........................      244,000         58,821
 *Poly Investments Holdings, Ltd.......................    1,428,000         51,271
 Prestige Properties Holdings, Ltd.....................    1,166,000         56,068
 *Prime Succession, Ltd................................      800,000         16,311
 *Proview International Holdings, Ltd..................      556,000         22,102
 *QPL International Holdings, Ltd......................      651,000        227,475
 Realty Development Corp, Ltd..........................    1,230,000        307,558
 *#Regal Hotels International Holdings, Ltd............    4,988,179        117,692
 *Rivera Holdings, Ltd.................................    1,912,000         62,519
 *Ryoden Development, Ltd..............................    2,410,000        111,252
 *S.A.S.Dragon Holdings, Ltd...........................       94,400          6,052
 SIS International Holdings, Ltd.......................      326,000         16,930
 San Miguel Brewery Hong Kong, Ltd.....................      812,400        226,577
 Sea Holdings, Ltd.....................................    1,208,000        269,527
 *Seapower Resources International, Ltd................    2,785,000         11,071
 *Semi-Tech (Global) Co., Ltd..........................    1,950,339          6,502
 Shaw Brothers Hong Kong, Ltd..........................      158,000        131,691
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,177,000        123,759
 *Shenyin Wanguo (Hong Kong), Ltd......................      450,000         56,549
 *Shenzhen International Holdings, Ltd.................    2,862,500        121,128
 *Shougang Concord Century Holdings, Ltd...............    1,000,000         35,263
 *Shougang Concord Grand (Group), Ltd..................      833,000         32,044
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    2,196,000         90,109
 *Shougang Concord Technology Holdings, Ltd............      414,000         14,599
 *Shun Ho Construction (Holdings), Ltd.................      814,380         18,797
 *Shun Ho Resources Holdings, Ltd......................      510,000         13,406
 *Shun Shing Holdings, Ltd.............................      726,000         60,511
 Shun Tak Holdings, Ltd................................    1,924,000        226,976
 Silver Grant International Industries, Ltd............    1,374,000        116,283
 *Sincere Co., Ltd.....................................      872,000         35,781
 *Singamas Container Holdings, Ltd.....................      360,000         16,618
 *Sino Foundations Holdings, Ltd.......................      618,000         15,057
 Sino Hotels (Holdings), Ltd...........................      275,653         30,398
 South China Holdings, Ltd.............................    4,060,800        322,842
 *South China Industries, Ltd..........................    1,182,000         43,954
 *South Sea Development Co., Ltd.......................    3,957,000         31,966
 Starlight International Holdings, Ltd.................    3,540,000         29,052
 *Stelux Holdings International, Ltd...................    1,862,552         40,124
 *Styland Holdings, Ltd................................    1,359,999          9,592
 Sun Hung Kai & Co., Ltd...............................    1,820,000        240,378
 Tai Cheung Holdings, Ltd..............................    1,377,000        185,400
 Tai Sang Land Development, Ltd........................      640,900        141,353
 Tak Sing Alliance Holdings, Ltd.......................    1,299,335         49,984
 *Tak Wing Investment Holdings, Ltd....................      370,000         23,011
 Tan Chong International, Ltd..........................    2,943,000        415,116

                                                            SHARES           VALUE+
                                                            ------           ------

 Tern Properties Co., Ltd..............................      168,000   $     28,759
 *Tian An China Investments Co., Ltd...................    8,550,000        192,959
 Tian Teck Land, Ltd...................................      800,000        167,211
 *Top Form International, Ltd..........................      494,000         11,275
 *Tung Fong Hung Holdings, Ltd.........................    2,082,600         27,506
 Tungtex (Holdings) Co., Ltd...........................      558,000        103,750
 *Tysan Holdings, Ltd..................................      614,000         14,566
 *USI Holdings, Ltd....................................      671,999         51,702
 Universe International Holdings, Ltd..................      200,000         13,336
 *Wah Nam Group, Ltd...................................      630,000          1,939
 *Wai Kee Holdings, Ltd................................      622,000         35,094
 *Winfoong International, Ltd..........................    1,525,000         34,221
 Wing Fai International, Ltd...........................      342,000         16,007
 Wing On Co. International, Ltd........................      588,000        190,382
 *Wing Shan International, Ltd.........................    1,130,000         46,368
 *Winsan China Investment Group, Ltd...................      912,000         19,296
 *Winsor Properties Holdings, Ltd......................      110,000         36,674
 *Wo Kee Hong (Holdings), Ltd..........................    2,722,400         20,945
 Wong's Kong King International (Holdings), Ltd........      874,000         31,941
 World Houseware (Holdings), Ltd.......................      672,342         12,846
 *Yaohan International Holdings, Ltd...................    1,660,000              0
 Yau Lee Holdings, Ltd.................................      657,750         29,520
 *Yoshiya International Corp., Ltd.....................      720,000         12,002
 *Yugang International, Ltd............................    9,052,000         97,501
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $36,978,878)...................................                  21,178,778
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $89,674)......................................                      89,677
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      230,000          1,180
 *CCT Telecom Holdings, Ltd. Rights 12/12/01...........       41,700              0
 *Companion Building Material International Holdings,
   Ltd. Warrants 08/13/02..............................    2,117,760          2,716
 *Cosmos Machinery Enterprises, Ltd. Warrants
   06/11/03............................................        2,800             14
 *E-Kong Group, Ltd. Rights 12/10/01...................    3,336,000          4,278
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      675,000            866
 *Tian An China Investments Co., Ltd. Warrants
   12/04/04............................................    1,710,000              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       9,054
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $37,068,552)...................................                  21,277,509
                                                                       ------------
SINGAPORE -- (4.0%)
COMMON STOCKS -- (4.0%)
 ASA Ceramic, Ltd......................................      230,000         27,006
 Acma, Ltd.............................................    1,327,500         65,249
 *Allgreen Properties, Ltd.............................      454,000        224,388
 Amtek Engineering, Ltd................................      113,000         34,250
 Apollo Enterprises, Ltd...............................      240,000         90,111
 *Asia Food and Properties, Ltd........................    1,820,000         69,577
 Auric Pacific Group, Ltd..............................       57,000         32,374

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bonvests Holdings, Ltd................................      675,400   $    132,788
 *CK Tang, Ltd.........................................      306,000         33,423
 Centrepoint Properties, Ltd...........................      326,000        364,978
 Chemical Industries (Far East), Ltd...................       40,000         17,039
 Chevalier Singapore Holdings, Ltd.....................      200,000         33,860
 Cosco Investment, Ltd.................................    1,560,000        200,211
 Courts Singapore, Ltd.................................      162,000         42,909
 #Cycle & Carriage, Ltd................................      187,246        279,171
 *Econ International, Ltd..............................      551,000         28,587
 #First Capital Corp., Ltd.............................      991,000        546,626
 *Freight Links Express Holdings, Ltd..................      394,000         11,835
 *HTP Holdings, Ltd....................................      103,000         10,969
 Hai Sun Hup Group, Ltd................................      970,000         84,759
 Haw Par Brothers International, Ltd...................      411,000        915,792
 *Hind Hotels International, Ltd.......................      147,000        120,020
 Ho Bee Investment, Ltd................................    1,091,000        113,207
 Hong Fok Corp., Ltd...................................    1,492,000        132,409
 Hong Leong Singapore Finance, Ltd.....................      457,000        376,867
 Hotel Grand Central, Ltd..............................      655,400        117,223
 Hotel Plaza, Ltd......................................      892,000        194,859
 #Hotel Properties, Ltd................................    1,075,000        710,377
 Hour Glass, Ltd.......................................      210,000         53,329
 Hwa Hong Corp., Ltd...................................    1,608,000        333,706
 Hwa Tat Lee, Ltd......................................      330,000         60,374
 *I-One.Net International, Ltd.........................      370,000         11,114
 *IPC Corp., Ltd.......................................    3,248,000        115,299
 International Factors (Singapore), Ltd................       22,000          4,746
 Intraco, Ltd..........................................      215,000        106,850
 Isetan (Singapore), Ltd...............................       76,000         73,880
 Jack Chia-MPH, Ltd....................................      332,000        121,481
 Jurong Engineering, Ltd...............................       98,000         73,858
 *K1 Ventures, Ltd.....................................    2,045,000        228,951
 Keppel Land, Ltd......................................    2,257,000      2,033,811
 *LC Development, Ltd..................................    1,544,363         94,885
 Lee Kim Tah Holdings, Ltd.............................      360,000         26,542
 *Lim Kah Ngam, Ltd....................................      386,000         12,648
 Low Keng Huat Singapore, Ltd..........................      232,000         25,974
 *Lum Chang Holdings, Ltd..............................    1,001,000        210,470
 Metro Holdings, Ltd...................................    1,374,000        300,152
 Natsteel, Ltd.........................................      618,000        276,756
 *Neptune Orient Lines, Ltd............................    1,854,000        891,020
 *Orchard Parade Holdings, Ltd.........................      942,625        177,604
 Pan-United Corp., Ltd.................................      549,000         91,447
 Pertama Holdings, Ltd.................................      155,000         11,004
 Prima, Ltd............................................      100,000        211,898
 *Raffles Holdings, Ltd................................    3,340,000        756,989
 Republic Hotels and Resorts, Ltd......................      552,000        179,371
 SNP Corp., Ltd........................................       72,500         16,234
 *SPP, Ltd.............................................       55,000          1,427
 San Teh, Ltd..........................................      191,000         26,078
 Scotts Holdings, Ltd..................................    1,681,038        252,467
 #Singapore Land, Ltd..................................    1,437,000      2,683,972
 Singapura Building Society, Ltd.......................       84,000         50,462
 Singatronics, Ltd.....................................      575,000         75,366
 Ssangyong Cement (Singapore), Ltd.....................       77,000         49,201
 #Straits Trading Co., Ltd.............................      841,200        758,016
 Sunright, Ltd.........................................      196,000         33,183
 Superior Metal Printing, Ltd..........................       52,000          4,118
 *Tuan Sing Holdings, Ltd..............................    2,931,000        156,069
 #United Engineers, Ltd................................      538,666        316,245
 United Industrial Corp., Ltd..........................    3,597,000      1,325,987

                                                            SHARES           VALUE+
                                                            ------           ------

 United Overseas Land, Ltd.............................    1,589,000   $  1,544,681
 *Van Der Horst, Ltd...................................       13,918         56,385
 *Vertex Venture Holdings, Ltd.........................      131,311         31,195
 WBL Corp., Ltd........................................      445,500        413,611
 #Wing Tai Holdings, Ltd...............................    1,676,000        631,565
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $28,756,898)...................................                  19,921,285
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $103,603).....................................      174,000        117,833
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $3,684).......................................                       3,703
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04
   (Cost $0)...........................................      147,500          2,417
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $28,864,185)...................................                  20,045,238
                                                                       ------------
ITALY -- (2.9%)
COMMON STOCKS -- (2.9%)
 Banca Popolare Dell'etruria e Del Lazio Scrl..........       15,000        132,161
 *Banca Popolare di Spoleto SpA........................          500          2,418
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      172,500        622,459
 Banco Piccolo Valellinese Scarl SpA...................       29,000        212,407
 *Bastogi SpA..........................................      450,000         65,678
 Brioschi Finanziaria SpA, Milano......................      275,000         53,679
 CALP (Cristalleria Artistica la Piana SpA)............       17,000         39,348
 *CMI SpA..............................................       33,000         41,988
 #Caltagirone SpA......................................      595,400      2,372,388
 *Carraro SpA..........................................       25,000         31,205
 Cementeria di Augusta SpA.............................      142,500        176,080
 #Cementir Cementerie del Tirreno SpA..................      873,600      1,767,819
 #Cia Assicuratrice Unipol SpA.........................      331,598      1,110,453
 *Cirio Finanziaria SpA................................      450,000        147,069
 Cremonini SpA.........................................       87,000        113,033
 *Dalmine SpA..........................................      770,000        151,336
 #Danieli & C.Officine Meccaniche SpA..................       24,000         65,543
 Ericsson SpA..........................................       13,000        302,063
 *Finarte Casa d'Aste SpA (Milano).....................      135,000        265,329
 *Finarte Partecipazioni Pro Arte SpA..................      277,050        275,358
 *Fincasa 44 SpA.......................................      175,000         62,521
 Gabetti Holding SpA...................................      175,000        348,646
 *Gemina SpA...........................................      190,000        123,511
 Giovanni Crespi SpA...................................       40,000         36,604
 Grandi Navi Veloci SpA................................       24,000         46,203
 *Grassetto SpA........................................      110,000              0
 *Gruppo Ceramiche Ricchetti SpA.......................      106,000         52,486
 *Immsi SpA............................................       22,000         14,479
 *#Impregilo SpA.......................................      655,000        317,876
 Industria Romagnola Conduttori Elettrici SpA..........       17,000         37,674
 Ipi SpA...............................................      223,750        755,303
 #Italmobiliare SpA, Milano............................       15,030        450,165
 *La Doria SpA.........................................       19,000         37,768

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Linificio and Canapificio Nazionale SpA...............       46,250   $     52,718
 Maffei SpA............................................       90,500        100,482
 Manuli Rubber Industries SpA..........................       56,000         45,128
 Marangoni SpA, Rovereto...............................       68,000        135,169
 Montefibre SpA........................................      136,474         71,853
 *Necchi SpA...........................................       62,500         13,067
 *Pagnossin SpA........................................       12,000         33,631
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      422,700        620,716
 *Premaimm SpA.........................................      523,000         64,625
 *Premuda SpA..........................................       22,500         24,780
 *Ratti SpA............................................       20,000         14,147
 Reno de Medici SpA, Milano............................       40,000         45,200
 *Roncadin SpA.........................................       21,000         14,291
 SAES Getters SpA......................................        9,000         91,949
 SAIAG SpA (Industrie Articoli Gomma)..................       10,000         34,473
 SISA (Societa Imballaggi Speciali Asti SpA)...........      175,000        100,911
 SMI STA Metallurgica Italiana SpA.....................      490,000        222,883
 SNIA SpA..............................................      442,910        588,130
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......      351,000         88,628
 *Sirti SpA............................................      135,000        118,461
 Sogefi SpA............................................       35,000         64,715
 Sol SpA...............................................       47,000         74,909
 Stefanel SpA..........................................       32,000         55,873
 *Trevi-Finanziaria Industriale SpA....................       33,000         55,551
 Vianini Industria SpA.................................      163,800        354,933
 Vianini Lavori SpA....................................      233,090        928,753
 Zucchi (Vincenzo) SpA.................................       74,000        308,770
                                                                       ------------
TOTAL -- ITALY
  (Cost $12,162,489)...................................                  14,555,796
                                                                       ------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
 Acerias y Forjas de Azcoitia SA.......................       15,539         87,795
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...       43,440        115,910
 Banco de Valencia SA..................................        4,070         35,896
 Banco Guipuzcoano SA..................................       84,686      1,402,814
 Banco Pastor SA.......................................       64,152        884,602
 Bodegas y Bebedas SA..................................       23,836        334,868
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        5,750        159,605
 #Cementos Portland SA.................................       26,000        640,211
 *Dogi SA..............................................        4,400         21,196
 Elecnor SA............................................       17,310        309,987
 #Empresa Nacional de Celulosa SA......................       65,880        911,379
 Energia e Industrias Aragonesas SA....................       61,200        260,293
 *Ercros SA............................................      102,700         38,622
 Espanola del Zinc SA..................................       12,600         22,902
 #Europistas Concesionaria Espanola SA.................      232,238        991,901
 *#Filo SA.............................................      135,044        301,087
 *Funespana SA.........................................        5,100         23,974
 Global Steel Wire SA..................................       25,480         52,474
 *Grupo Picking Pack SA................................       67,300         94,609
 Iberpapel Gestion SA..................................        5,900         58,640
 Inbesos SA............................................       16,000         31,231

                                                            SHARES           VALUE+
                                                            ------           ------

 Inmobiliaria Colonial SA ICSA.........................       27,600   $    296,309
 *#Inmobiliaria Urbis SA...............................      288,600      1,149,935
 *LSB (La Seda de Barcelona SA) Series B...............       38,400         72,205
 *Mecalux SA...........................................        9,900         40,688
 Nicolas Correa SA.....................................        8,000         18,911
 *Nueva Montana Quijano SA Series B....................      122,740         35,168
 Obrascon Huarte Lain SA...............................       44,200        225,191
 Papelera de Navarra SA................................        7,851        112,476
 Pescanova SA..........................................       37,437        384,487
 #Portland Valderrivas SA..............................       10,700        234,729
 Reno de Medici SpA....................................      299,261        348,346
 *Tableros de Fibras SA Series B.......................       22,732        137,391
 Tavex Algodonera SA...................................       53,400        150,137
 Tubacex SA............................................       67,030         78,624
 Unipapel SA...........................................       45,410        463,525
 #Uralita SA...........................................       88,000        441,253
 Vallehermoso SA.......................................      255,015      1,673,734
 Vidrala SA, Alava.....................................       10,880         68,681
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA..................................................       24,100        109,190
                                                                       ------------
TOTAL -- SPAIN
  (Cost $10,944,510)...................................                  12,820,976
                                                                       ------------
SWEDEN -- (2.5%)
COMMON STOCKS -- (2.4%)
 *Active I Malmoe AB Series B..........................        4,200         38,918
 Angpannefoereningen AB Series B.......................        7,650        101,675
 Avesta Polarit........................................      225,900        888,036
 B & N Bylock & Nordsjoefrakt AB Series B..............       99,200        131,845
 Beiger Electronics AB.................................        8,000         52,415
 Beijer AB Series B....................................        8,000         50,917
 Beijer Alma AB Series B...............................       16,000        102,583
 Boras Waefveri AB Series B............................       15,900         70,094
 Capona AB.............................................       74,742        363,775
 Castellum AB..........................................       71,500        749,530
 Catena AB Series A....................................       13,600         91,651
 Cloetta AB Series B...................................        6,300         91,398
 Concordia Maritime AB Series B........................      136,100        183,436
 *Doro AB..............................................        6,400          7,488
 *Elekta AB............................................       37,700        326,398
 Esselte AB Series A...................................       21,800         96,512
 #Esselte AB Series B..................................       27,000        121,303
 *Fagerlid Industrier AB...............................       51,750              0
 Fastighets AB Tornet..................................       42,150        574,018
 *Fastighits AB Celtica................................       11,000         70,526
 #Finnveden AB.........................................       37,750        120,133
 *#Frontec AB Series B.................................       31,900         32,843
 #Garphyttan Industrier AB.............................       31,800        260,435
 Geveko AB Series B....................................       19,900        245,862
 Gorthon Lines AB Series B.............................       69,300         90,808
 Gunnebo AB............................................       12,100        134,771
 *#Icon Medialab International AB......................       77,300         31,834
 *Intelligent Microsystems Data AB.....................       30,000          8,424
 *Klippans Finpappersbruk AB...........................       30,800         50,737
 Ljungberg Gruppen AB Series B.........................        4,200         32,235
 Munksjo AB............................................       61,900        359,209
 NCC AB Series A.......................................       45,400        293,204
 NCC AB Series B.......................................      104,400        684,012
 NH Nordiska Holding AB................................      131,600        141,651

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Naerkes Elektriska AB Series B........................       26,100   $    236,961
 PEAB AB Series B......................................       84,400        287,547
 Pandox Hotelfastigheter AB............................       21,400        150,224
 *Perbio Science AB....................................        3,800         55,485
 *Pergo AB.............................................       25,999         88,821
 *Pricer AB Series B...................................      315,000         55,429
 Rottneros Bruk AB.....................................    1,191,000      1,081,306
 Salus Ansvar AB Series B..............................       11,800          7,455
 Scandiaconsult AB.....................................      126,800        474,727
 Scribona AB Series A..................................       15,700         16,752
 Scribona AB Series B..................................       33,900         38,076
 Sweco AB Series B.....................................       47,050        303,860
 Trelleborg AB Series B................................      146,400      1,137,324
 Wallenstam Byggnads AB Series B.......................       79,600        540,152
 Wedins Norden AB Series B.............................       14,459         35,051
 Westergyllen AB Series B..............................        6,800         37,233
 Wihlborgs Fastigheter AB Series B.....................      560,350        729,019
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,498,122)...................................                  11,874,098
                                                                       ------------
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.1%)
 Spendrup Bryggeri AB Series B Debenture Loan 2008.....          330          4,190
 Wihlborgs Fastigheter AB Notes 5.83% 12/02/02.........           57        524,800
                                                                       ------------
TOTAL BONDS
  (Cost $457,790)......................................                     528,990
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $1,837).......................................                       1,832
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $12,957,749)...................................                  12,404,920
                                                                       ------------
                                                            SHARES
                                                            ------
FINLAND -- (2.3%)
COMMON STOCKS -- (2.3%)
 Amer-Yhtymae Oyj Series A.............................       80,600      1,930,526
 Bank of Aland, Ltd....................................        5,700         80,129
 *Benefon Oy...........................................       19,000         43,382
 *Capman Oyj Series B..................................       29,352         57,557
 Efore Oy..............................................        9,400         18,517
 *Eq Online Oyj........................................       16,700         26,168
 *Evox Rifa Group Oyj..................................      120,395         14,014
 Finnair Oyj...........................................      153,300        513,370
 *Finvest Oyj..........................................      120,395         16,170
 HK Ruokatalo Oy Series A..............................       16,100         45,410
 Honkarakenne Oy Series B..............................       15,900         55,666
 Huhtamaki Van Leer Oyj................................       44,600      1,313,456
 Ilkka-Yhtyma Oyj......................................        2,400         42,549
 Julius Tallberg-Kiinteistoet Oy, Helsinki Series B....       11,601         50,899
 #Kemira Oyj...........................................      123,100        920,368
 Kesko Oyj.............................................       55,800        458,663
 Kone Corp.............................................       27,000      1,828,656
 Laennen Tehtaat Oy....................................       12,500        115,283
 Lemminkainen Oy.......................................       23,600        287,387
 Leo Longlife Oy.......................................        7,800         57,968

                                                            SHARES           VALUE+
                                                            ------           ------

 Metsaemarkka Oyj Series B.............................        1,300   $      4,854
 Okobank Class A.......................................       61,140        766,426
 Olvi Oyj Series A.....................................        7,500        130,281
 Partek Oyj............................................       88,300        695,761
 *Polar Real Estate Corp. Series K.....................      302,400         97,477
 Rautaruukki Oy Series K...............................      237,100        895,903
 Raute Oy Series A.....................................       11,200         78,724
 Sampo Insurance Co., Ltd..............................        2,600         20,463
 *Silja Oy AB Series A.................................       82,700        118,479
 Tamfelt Oyj...........................................          700         14,103
 Tamro Oyj.............................................       33,400        106,168
 Tulikivi Oy...........................................        5,900        103,016
 Turkistuottajat Oy....................................          500          4,141
 Yit-Yhtymae Oyj.......................................       53,100        605,732
                                                                       ------------
TOTAL -- FINLAND
  (Cost $11,671,328)...................................                  11,517,666
                                                                       ------------
NETHERLANDS -- (2.1%)
COMMON STOCKS -- (2.1%)
 *Begemann Groep NV....................................       24,247         97,698
 *Begemann Groep NV Series B...........................       44,600         15,575
 *Brunel International NV..............................        7,700         24,476
 Delft Instruments NV..................................        2,680         22,077
 *Econosto NV..........................................       23,804        106,570
 Gamma Holding NV......................................       58,811      1,619,275
 *Gemeenschappeljk Bezit Crown van Gelder NV...........       14,320        138,479
 Geveke NV.............................................        1,108         41,668
 Hollandsche Beton Groep NV............................       36,494        388,199
 *Ispat International NV...............................       44,700         60,037
 KLM (Koninklijke Luchtvaart Mij) NV...................       77,019        933,066
 Kas-Associatie NV.....................................       90,720      1,242,829
 #Koninklijke Bam NV...................................       81,844      1,363,065
 Koninklijke Nedlloyd NV...............................       35,875        538,051
 Koninklijke Ten Cate NV...............................       41,141        904,364
 Koninklijke Ubbink NV.................................          900         28,850
 #Koninklijke Vopak NV.................................       38,986        613,683
 MacIntosh NV..........................................       23,191        214,920
 Nagron Nationaal Grondbezit NV........................        2,334         56,426
 Polynorm NV...........................................       14,654        909,298
 Roto Smeets de Boer NV................................       20,904        449,218
 *Semiconductor Industries NV..........................       10,800         81,231
 Smit International NV.................................        2,910         60,711
 Stork NV..............................................       27,615        218,829
 *Textielgroep Twenthe NV..............................        1,200         60,010
 *Tulip Computers NV...................................       38,643         18,685
 *#Versatel Telecom International NV...................       31,200         37,155
 *Vredestein NV........................................       50,370        254,822
 Wegener Arcade NV ....................................       15,100        102,756
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $14,549,085)...................................                  10,602,023
                                                                       ------------
DENMARK -- (1.8%)
COMMON STOCKS -- (1.8%)
 AS Dampskibsselsk Torm................................       36,570        200,157
 Aarhus Oliefabrik A.S. Aeries A.......................        6,770        191,377
 *Alm. Brand A.S.......................................       35,055        341,562
 Amagerbanken A.S......................................        3,842        212,593
 Ambu International A.S. Series B......................          608         29,986
 Amtssparekassen Fyn A.S...............................        4,181        201,175
 Andersen & Martini Series B...........................        3,500          8,420

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bording (F.E.) A.S. Series B..........................          475   $     16,285
 Brodrene Hartmann A.S. Series B.......................        6,560         93,510
 *Chemitalic A.S.......................................        2,230          7,511
 Codan A.S.............................................       52,875        782,329
 DFDS A.S., Copenhagen.................................        6,880        108,002
 Dalhoff, Larsen & Hornemann A.S. Series B.............        1,813         36,857
 Dampskibsselskabet Norden A.S.........................        4,685        140,891
 Denka Holding A.S.....................................          400         36,087
 Djursland Bank........................................          473         37,837
 *East Asiatic Co., Ltd................................       46,252        968,085
 Egnsbank Fyn Aktieselskab.............................          300         57,740
 Egnsbank Han Herred...................................        2,545         65,973
 Egnsbank Nord A.S.....................................          708         75,798
 FLS Industries........................................       37,216        268,606
 *Foras Holding A.S. Series A..........................       19,779         90,411
 Forstaedernes Bank....................................        6,601        138,957
 Fredgaard Radio A.S...................................        2,177        111,296
 Haandvaerkerbanken I Naestved.........................          622         36,662
 *Harboes Bryggeri A.S.................................          460         20,750
 Hedegaard (Peder P.) A.S..............................        1,406         46,172
 Henriksen Og Henriksen Holding A.S. Series B..........          500         38,794
 Hoejgaard Holding A.S. Series A.......................       10,380        183,548
 Hoejgaard Holding A.S. Series B.......................        7,075        126,808
 *Junckers (F.) Industrier A.S.........................        3,475         27,171
 Kompan A.S............................................          310          8,987
 Korn-Og Foderstof Kompagnet A.S.......................       26,230        430,690
 Lan & Spar Bank A.S...................................        5,706        146,199
 Lokalbanken I Nordsjaelland A.S.......................          690         52,291
 Migatronic Series B...................................        1,294         17,589
 Moens Bank A.S........................................          424         16,576
 Morso Bank............................................          240         16,600
 *NTR Holdings A.S.....................................        1,650         10,917
 Naestved Diskontobanken...............................          651         59,515
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........       14,365        181,438
 Nordvestbank..........................................        1,060         90,531
 Norresundby Bank......................................          439         49,639
 *Obtec A.S............................................          510         15,337
 Ove Arkil Series B....................................          680         48,261
 Per Aarsleff A.S. Series B............................        1,050         20,886
 *Rederiet Knud I. Larsen A.S..........................        3,619              0
 *Ringkjobing Landbobank...............................        2,565        185,128
 Ringkjoebing Bank.....................................          688         64,553
 Salling Bank..........................................          500         16,540
 Sanistal A.S. Series B................................          920         25,011
 *Scanbox Danmark A.S. Series B........................        3,400            789
 Skaelskor Bank........................................          540         27,607
 Skjern Bank A.S.......................................          306         22,638
 Spaencom A.S..........................................          300         14,435
 Spar Nord Holding.....................................       11,919        457,367
 Sparbank Vest A.S.....................................        2,374        125,651
 Sparekassen Faaborg A.S...............................        1,634        143,486
 Sydbank A.S...........................................       15,770        815,707
 *Topdanmark A.S.......................................       24,600        577,037
 Torsana A.S. Series B.................................          200          6,255
 Totalbanken A.S.......................................          600         31,035
 VT Holdings Shares A..................................          420          8,841
 VT Holdings Shares B..................................        3,780         75,026
 Vestfyns Bank.........................................          500         20,149

                                                            SHARES           VALUE+
                                                            ------           ------

 Vestjysk Bank.........................................        1,576   $     89,102
 Wessel & Vett Magasin du Nord A.S. Series C...........        6,498        293,120
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,911,189)...................................                   8,866,283
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Egnsbank Han Herred Rights 12/10/01
   (Cost $0)...........................................        2,545            765
                                                                       ------------
TOTAL -- DENMARK
  (Cost $11,911,189)...................................                   8,867,048
                                                                       ------------
NORWAY -- (1.6%)
COMMON STOCKS -- (1.6%)
 *Askia Invest ASA.....................................       93,000         28,111
 Awilco ASA Series A...................................       45,200         93,613
 Bonheur ASA...........................................       13,355        212,303
 *Braathens S.A.F.E. ASA...............................       86,300        257,957
 *Broevig Offshore ASA.................................       31,659          2,658
 *C. Tybring-Gjedde ASA................................      125,400         20,356
 *Choice Hotel Scandinavia ASA.........................       13,000         29,107
 *Dale of Norway Holding ASA...........................       18,200              0
 Elkem ASA.............................................      132,052      2,261,838
 #Farstad Shipping ASA.................................       65,000        272,879
 *Fred Olsen Energy ASA................................       37,000        154,502
 Ganger Rolf ASA.......................................        8,150        130,472
 *Gresvig ASA..........................................       13,300         11,167
 Hafslund ASA..........................................       45,500        180,828
 *Hydralift AS.........................................       15,000        105,793
 *Kenor ASA............................................       24,000          6,986
 *#Kvaerner ASA........................................      141,407        202,631
 *Kverneland ASA.......................................       21,732        268,836
 *Leif Hoegh & Co. ASA.................................       80,400        688,561
 *Merkantildata ASA....................................       30,900         37,360
 #Nera ASA.............................................      198,011        527,584
 *Nomadic Shipping ASA.................................       90,791         10,164
 Nordlandsbanken ASA...................................       16,808        378,214
 *#Ocean Rig ASA.......................................       57,470         66,268
 Odfjell ASA Series A..................................       52,474        751,933
 *Raufoss Ammunisjonfabrikker ASA......................        3,100         14,229
 SAS AB................................................       38,000        270,136
 Sagatex AS............................................       18,200         36,084
 *Sagatex Holding ASA..................................       18,200              0
 *Scana Industrier ASA.................................       33,500          2,325
 *Sensonor ASA.........................................       82,080         49,160
 *Sinvest ASA..........................................       15,000          1,595
 Smedvig ASA Series A..................................       61,200        417,933
 *Software Innovation ASA..............................        6,709         38,305
 Tandberg Data ASA.....................................       62,700         57,909
 Veidekke ASA..........................................        7,000         37,223
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       44,700        335,280
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,726,659)...................................                   7,960,300
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $6,743).......................................                       6,704
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Ocean Rig ASA Rights 12/17/01........................       57,470              0

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Sensonor ASA Rights 12/11/01.........................       82,080   $      3,216
 *Sinvest ASA Rights 12/17/01..........................       81,904          1,375
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $6,885)........................................                       4,591
                                                                       ------------
TOTAL -- NORWAY
  (Cost $11,740,287)...................................                   7,971,595
                                                                       ------------
NEW ZEALAND -- (1.6%)
COMMON STOCKS -- (1.6%)
 *AFFCO Holdings, Ltd..................................      732,400        100,513
 *Advantage Group, Ltd.................................      180,000         41,171
 Bendon Group, Ltd.....................................       83,325         63,414
 CDL Hotels NZ, Ltd....................................    1,072,200         78,478
 CDL Investments NZ, Ltd...............................      602,590         42,602
 Cavalier Corp., Ltd...................................       47,162        119,641
 *Cedenco Foods, Ltd...................................       42,000         39,300
 Colonial Motor Co., Ltd...............................       77,580         85,498
 DB Group, Ltd.........................................      180,500        416,609
 *Evergreen Forests, Ltd...............................      470,500        107,617
 *Fletcher Building, Ltd...............................      234,162        279,484
 *Fletcher Challenge Forests, Ltd......................    2,619,300        283,216
 Hellaby Holdings, Ltd.................................      149,400        137,931
 Independent Newspapers, Ltd. (Auckland)...............    1,385,541      2,074,343
 *Met Lifecare, Ltd....................................      161,905         76,758
 *New Zealand Oil & Gas, Ltd...........................      290,746         44,738
 Northland Port Corp. (New Zealand), Ltd...............      111,426        101,019
 *Otter Gold Mines, Ltd................................      185,306         19,266
 Owens Group, Ltd......................................       86,200         44,810
 Reid Farmers, Ltd.....................................       13,948          7,135
 *Richina Pacific, Ltd.................................      204,626         55,314
 Sanford, Ltd..........................................      293,500        768,966
 South Port New Zealand, Ltd...........................       71,088         41,684
 Steel & Tube Holdings, Ltd............................      250,000        273,435
 Tasman Agriculture, Ltd...............................      228,576        166,352
 Taylors Group, Ltd....................................       42,000         26,200
 Tourism Holdings, Ltd.................................      259,221        125,051
 Tower, Ltd............................................      427,668        903,502
 *Trans Tasman Properties, Ltd.........................    1,687,140        161,375
 Tranz Rail Holdings, Ltd..............................      432,300        737,102
 Williams & Kettle, Ltd................................       45,022         70,212
 Wrightson, Ltd........................................      480,700        225,897
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,129,531)....................................                   7,718,633
                                                                       ------------
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.0%)
Capital Properties New Zealand, Ltd. Notes
 8.500%, 04/15/05
   (Cost $144,704).....................................          320        137,217
                                                                       ------------
                                                            SHARES
                                                            ------
RIGHTS/WARRANTS -- (0.0%)
 *AFFCO Holdings, Ltd. Rights 12/14/01
   (Cost $0)...........................................      146,480          4,873
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $7,274,235)....................................                   7,860,723
                                                                       ------------

                                                            SHARES           VALUE+
                                                            ------           ------

BELGIUM -- (1.4%)
COMMON STOCKS -- (1.4%)
 Bekaert SA............................................       34,000   $  1,122,759
 Belge des Betons......................................          626        263,444
 CFE (Compagnie Francois d'Entreprises)................        2,996        598,224
 Cie Martime Belge SA..................................       28,600      1,239,448
 Cofinimmo SA..........................................        6,405        555,725
 Engrais Rosier SA.....................................          200         12,536
 Floridienne NV........................................        1,900        105,308
 #Glaverbel SA.........................................       14,812      1,392,579
 Immobel (Cie Immobiliere de Belgique SA)..............       17,260        765,002
 *Ipso-Ilg SA..........................................        3,600         22,081
 La Promotion Internationale Prominter.................          312         17,321
 *Papeteries de Catala SA..............................          450         66,483
 Plantations Nord-Sumatra SA...........................          421         55,791
 Quick Restaurants SA..................................       10,952        117,971
 Recticel SA...........................................       58,686        470,299
 *SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................          275         14,072
 Sapec SA..............................................        6,401        224,100
 *Spector Photo Group SA...............................       11,701        100,894
 *Ter Beke NV..........................................        1,650         36,935
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $9,219,075)....................................                   7,180,972
                                                                       ------------
AUSTRIA -- (0.9%)
COMMON STOCKS -- (0.9%)
 *ATB Austria Antriebstechnik AG.......................        4,110         22,743
 Allgemeine Sparkasse Baugesellschaft..................          120         10,637
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       12,953         77,707
 BBAG Oesterreichische
   Brau-Beteiligungs AG................................       20,882        702,100
 Bau Holding AG........................................       15,853        431,521
 Bohler Uddeholm AG....................................       26,290      1,047,532
 Brau Union Goess-Reinighaus AG........................       23,900        834,602
 *Constantia-Iso Holding AG............................       17,000         96,354
 Flughafen Wien AG.....................................       37,104        996,687
 *Frauenthal Keramik AG................................        1,308         19,910
 *General Partners Inmobilienbesitz AG.................        5,900          8,136
 Linz Textil Holding AG................................          200         27,758
 Rosenbauer International AG...........................        1,462         26,836
 Va Technologie AG.....................................        5,715        115,137
 *Vogel and Noot Waermetechnik AG......................        8,125         72,751
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $6,392,491)....................................                   4,490,411
                                                                       ------------
IRELAND -- (0.9%)
COMMON STOCKS -- (0.9%)
 Abbey P.L.C...........................................       82,403        236,107
 *Arcon International Resources P.L.C..................      441,600         15,816
 Ardagh P.L.C..........................................       77,019         72,411
 Arnotts P.L.C.........................................       38,564        234,805
 Barlo Group P.L.C.....................................      362,398         87,613
 *Dragon Oil P.L.C.....................................      555,000        203,748
 *Dunloe Ewart P.L.C...................................      559,547        125,254
 Green Property Co.....................................      236,779      1,272,071
 Greencore Group P.L.C.................................      156,130        374,661

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 IFG Group P.L.C.......................................       83,471   $    231,694
 Irish Continental Group P.L.C.........................       19,681        111,902
 Jurys Hotel Group P.L.C...............................       96,417        651,804
 Kerry Group P.L.C.....................................       33,822        427,007
 *Oakhill Group P.L.C..................................       69,119          7,427
 Readymix P.L.C........................................       80,250         82,634
 Ryan Hotels P.L.C.....................................      170,535        116,050
                                                                       ------------
TOTAL -- IRELAND
  (Cost $5,254,940)....................................                   4,251,004
                                                                       ------------
GREECE -- (0.7%)
COMMON STOCKS -- (0.7%)
 Aegek.................................................       48,000        173,636
 Alpha Leasing.........................................       23,700        201,599
 Alte Technological Co. S.A............................       12,700         50,717
 Aluminum of Attica S.A................................       52,900        150,626
 *Anek Lines S.A.......................................       35,200         71,231
 Athens Water & Sewerage Public Co.....................       58,200        375,208
 *Bitros Holdings S.A..................................       11,100         36,178
 Delta Dairy S.A.......................................       18,300        141,246
 Edrassi C. Psallidas S.A..............................       10,579         54,372
 Etba Leasing S.A......................................       10,692         34,465
 Flour Mills Loulis....................................       13,708         51,797
 Gekat Construction Co. S.A............................        6,400         24,297
 Gnomon Construction S.A...............................       15,500         34,419
 Hellas Can Packaging Manufacturers S.A................       12,100         82,341
 Hellenic Biscuits Co. S.A.............................       36,480        158,748
 *Heremes S.A Building Enterprises.....................       13,300         63,593
 Intrasoft S.A.........................................       36,209        234,732
 K. I. Sarantopoulos S.A...............................       10,500         45,504
 Kalpinis Simos Steel Service Center...................        7,800         27,238
 Lavipharm S.A.........................................       20,710         48,214
 *Maritime Company of Lesvos S.A.......................       24,100         36,253
 Michaniki S.A.........................................       35,100         80,143
 Minoan Lines S.A......................................       44,732        120,159
 Mytilineos Holdings S.A...............................       25,500        132,429
 Pantechniki S.A.......................................       23,774         89,832
 Petzetakis S.A........................................       14,200         63,828
 *Sanyo Hellas S.A.....................................       58,151        104,137
 Sato S.A..............................................       14,300         27,273
 Shelman...............................................       24,000         56,303
 Sportsman S.A.........................................       13,300         22,984
 *Strintzis Shipping Lines S.A.........................       55,496         88,450
 Technical Olympic S.A.................................       94,780        212,165
 Terna Tourist Technical & Maritime S.A................       12,000         61,675

                                                            SHARES           VALUE+
                                                            ------           ------

 Themeliodomi..........................................       19,440   $     86,336
 Vioter S.A............................................       20,430         37,683
                                                                       ------------
TOTAL -- GREECE
  (Cost $3,202,391)....................................                   3,279,811
                                                                       ------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *MBF Holdings Berhad..................................    1,521,000         82,054
 *Promet Berhad........................................      201,000         15,339
 *Rekapacific Berhad...................................      130,000         15,737
 *Saship Holdings Berhad...............................      361,000         84,550
 *Silverstone Berhad...................................       66,920              0
 *Wing Tiek Holdings Berhad............................       86,000         20,142
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $964,760)......................................                     217,822
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.
   (Cost $14,946)......................................        9,760          2,830
                                                                       ------------

EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)

                                                            SHARES           VALUE+
                                                            ------           ------
 *Euro Currency
   (Cost $2,219).......................................                       2,244
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.4%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   5.875%, 11/15/04, valued at $12,076,020) to be
   repurchased at $11,898,983
   (Cost $11,897,000)..................................   $   11,897     11,897,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $641,895,275)++....                $498,172,173
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $642,311,909.
   @  Denominated in local currency or the Euro.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                           EMERGING MARKETS PORTFOLIO

                               NOVEMBER 30, 2001

                                                                               VALUE+
                                                                               ------
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company..................................                $298,145,325
                                                                            ------------
    Total Investments (100%) (Cost $364,749,073)++..........                $298,145,325
                                                                            ============

--------------
++The cost for federal income tax purposes is $368,965,965

                      EMERGING MARKETS SMALL CAP PORTFOLIO
                               NOVEMBER 30, 2001

                                                                               VALUE+
                                                                               ------
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................                 $15,148,200
                                                                             -----------
    Total Investments (100%) (Cost $20,839,283)++...........                 $15,148,200
                                                                             ===========

--------------
++The cost for federal income tax purposes is $20,829,607

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO
                               NOVEMBER 30, 2001

                                                                SHARES         VALUE+
                                                                ------         ------
Investment in The DFA One-Year Fixed Income Series of The
  DFA Investment Trust Company..............................  73,186,612    $739,916,647
                                                                            ------------
    Total Investments (100%) (Cost $725,578,346)++..........                $739,916,647
                                                                            ============

--------------
++The cost for federal income tax purposes is $730,520,575

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                               NOVEMBER 30, 2001

                                                                SHARES         VALUE+
                                                                ------         ------
Investment in The DFA Two-Year Global Fixed Income Series of
  The DFA Investment Trust Company..........................  59,439,848    $596,181,675
                                                                            ------------
    Total Investments (100%) (Cost $580,061,662)++..........                $596,181,675
                                                                            ============

--------------
++The cost for federal income tax purposes is $587,940,830
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (98.6%)
Federal Home Loan Bank
    5.250%, 08/15/06...................................    $94,000     $ 96,790,202
Student Loan Marketing Association
    5.250%, 03/15/06...................................     70,875       73,062,061
Tennessee Valley Authority
    6.375%, 06/15/05...................................     62,000       66,043,268
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $236,232,197)..................................                 235,895,531
                                                                       ------------
TEMPORARY CASH
  INVESTMENTS -- (1.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $3,349,669) to be
   repurchased at $3,299,550
   (Cost $3,299,000)...................................      3,299        3,299,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $239,531,197)++................................                $239,194,531
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $239,531,197.

                See accompanying Notes to Financial Statements.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (67.6%)
BONDS -- (52.7%)
Bank Austria AG Medium Term Notes
    5.750%, 06/08/06...................................       13,500   $ 13,972,500
Bank Nederlandse Gemeenten Medium Term Notes
    7.875%, 03/07/05...................................       11,516     12,752,012
British Columbia (Province of) Bonds
    4.625%, 10/03/06...................................       13,500     13,421,390
Citicorp, Inc. Corporate Bonds
    5.750%, 05/10/06...................................       16,000     16,525,920
Deutsche Augliechsbank Corporate Bonds
    7.000%, 06/23/05...................................       16,000     17,437,456
ELF Aquitaine SA Medium Term Notes
    7.000%, 10/05/05...................................       16,000     17,275,200
Electricite de France Medium Term Notes
    7.000%, 01/31/05...................................        8,500      9,137,500
Eli Lilly & Co. Medium Term Notes
    8.375%, 02/07/05...................................       16,000     17,926,400
European Investment Bank Medium Term Notes
    8.250%, 12/20/04...................................       16,000     17,897,600
General Electric Capital Corp. Corporate Bonds
    6.375%, 03/15/06...................................       16,000     17,045,744
Glaxo Wellcome, Inc. Medium Term Notes
    6.125%, 01/25/06...................................       15,243     16,028,015
Interamerican Development Bank Corporate Bonds
    6.500%, 10/20/04...................................       16,275     17,462,945
International Finance Corp. Medium Term Notes
    7.125%, 04/06/05...................................       16,000     17,553,600
JP Morgan Chase & Co. Corporate Bonds
    5.625%, 08/15/06...................................        9,000      9,254,088
KFW International Finance Corporate Bonds
    5.250%, 06/28/06...................................       10,000     10,239,000
Kimberly-Clark Worldwide Corporate Bonds
    10.000%, 03/15/05..................................        7,000      8,239,721
Landwirtschaft Rentenbank Corporate Bonds
    4.500%, 10/23/06...................................       16,000     15,778,800
Merck & Co., Inc. Corporate Bonds
    5.250%, 07/01/06...................................       16,000     16,419,248
Novartis Finance Corp. Medium Term Notes
    6.625%, 10/18/05...................................        3,588      3,839,160
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

Oesterreich Kontrollbank Corporate Bonds
    5.500%, 01/20/06...................................       16,000   $ 16,711,664
Wal-Mart Stores, Inc. Corporate Bonds
    8.000%, 09/15/06...................................        4,775      5,429,404
Wells Fargo & Co. Corporate Bonds
    5.900%, 05/21/06...................................       16,000     16,675,936
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    7.000%, 01/27/05...................................       16,000     17,426,736
                                                                       ------------
TOTAL BONDS
  (Cost $321,780,002)..................................                 324,450,039
                                                                       ------------
AGENCY OBLIGATIONS -- (9.7%)
Federal Home Loan Bank
    5.250%, 08/15/06...................................       30,000     30,890,490
    4.125%, 11/15/06...................................       12,000     11,745,072
Federal National Mortgage Association
    6.000%, 12/15/05...................................       16,000     16,986,800
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $59,233,044)...................................                  59,622,362
                                                                       ------------
COMMERCIAL PAPER -- (5.2%)
CDC Commercial Paper Corp. C.P.
    2.140%, 12/03/01...................................       11,000     11,000,000
Sheffield Receivables Corp. C.P.
    2.020%, 12/07/01...................................        8,000      7,998,160
Windmill Funding Corp. C.P.
    2.010%, 12/04/01...................................       13,000     12,999,230
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $31,993,821)...................................                  31,997,390
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $413,006,867)..................................                 416,069,791
                                                                       ------------
SWEDEN -- (8.8%)
BONDS -- (8.8%)
Denmark (Kingdom of)
    5.375%, 09/15/03...................................      140,000     13,291,052
Kommuninvest
    5.875%, 01/15/04...................................       80,000      7,650,297
Landesbank Rheinland-Pfalz Giro
    5.500%, 07/20/06...................................       62,000      5,885,457
Oresundskonsortiet
    5.500%, 08/19/04...................................      136,000     12,894,760
Sweden (Kingdom of)
    3.500%, 04/20/06...................................      160,000     14,312,202
                                                                       ------------
TOTAL BONDS
  (Cost $56,470,150)...................................                  54,033,768
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $746).........................................                         746
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $56,470,896)...................................                  54,034,514
                                                                       ------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
JAPAN -- (7.1%)
BONDS -- (7.1%)
Japan Bank For International Cooperation
    2.875%, 07/28/05...................................    1,000,000   $  8,861,583
Kansai International Airport Co., Ltd.
    1.300%, 07/29/04...................................      913,000      7,593,767
Proctor & Gamble Co.
    1.500%, 12/07/05...................................    1,861,000     15,637,360
Toyota Motor Credit Corp.
    1.000%, 12/20/04...................................    1,406,000     11,638,277
                                                                       ------------
TOTAL -- JAPAN
  (Cost $47,586,787)...................................                  43,730,987
                                                                       ------------
AUSTRALIA -- (6.6%)
BONDS -- (6.6%)
Eksportfinans ASA
    7.250%, 04/07/04...................................        8,000      4,376,043
New South Wales Treasury Corp.
    7.000%, 04/01/04...................................       33,000     18,016,852
Queensland Treasury Corp.
    8.000%, 05/14/03...................................       33,000     18,030,583
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $38,755,610)...................................                  40,423,478
                                                                       ------------
CANADA -- (6.2%)
BONDS -- (6.2%)
Canada (Government of)
    9.000%, 12/01/04...................................       24,700     17,969,980
Canada Mortgage and Housing
    6.250%, 12/01/05...................................       17,000     11,538,349
KFW International Finance, Inc.
    6.500%, 02/16/04...................................        8,093      5,474,910
Toyota Credit Canada
    5.375%, 12/31/03...................................        5,075      3,341,917
                                                                       ------------
TOTAL -- CANADA
  (Cost $37,976,215)...................................                  38,325,156
                                                                       ------------

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED KINGDOM -- (2.9%)
BONDS -- (2.9%)
Abbey National Treasury Services P.L.C.
    6.500%, 03/05/04...................................        9,000   $ 13,243,105
Hypothekenbank In Essen AG
    6.875%, 11/12/04...................................        3,000      4,493,946
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $17,960,674)...................................                  17,737,051
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $5,064,536) to be
   repurchased at $4,989,832
   (Cost $4,989,000)...................................        4,989      4,989,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $616,746,049)++................................                $615,309,977
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $616,746,049.

                See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (64.8%)
Federal Farm Credit Bank
    6.300%, 08/08/07...................................      6,000     $  6,453,036
    6.400%, 10/09/07...................................      2,500        2,700,247
    6.000%, 01/07/08...................................      5,000        5,293,060
    6.450%, 10/07/09...................................      2,000        2,146,412
    7.160%, 05/19/10...................................      3,000        3,359,814
    6.700%, 11/22/10...................................      2,000        2,183,442
    6.135%, 12/13/10...................................      4,000        4,198,664
    5.750%, 01/18/11...................................      3,000        3,068,892
    6.000%, 03/07/11...................................     11,000       11,452,980
    6.740%, 04/11/11...................................      1,000        1,093,905
    6.260%, 12/02/11...................................      2,000        2,120,318
    6.280%, 11/26/12...................................      3,000        3,153,498
    6.060%, 05/28/13...................................      3,600        3,708,385
    8.160%, 09/30/14...................................      3,615        4,378,933
Federal Home Loan Bank
    5.265%, 11/25/05...................................      6,000        6,196,638
    6.440%, 11/28/05...................................      1,350        1,452,515
    6.375%, 08/15/06...................................      8,000        8,620,344
    6.900%, 02/07/07...................................      9,000        9,938,007
    6.370%, 09/26/07...................................      7,425        8,023,693
    6.200%, 10/10/07...................................      2,000        2,143,404
    5.895%, 01/14/08...................................      2,100        2,214,597
    6.030%, 01/30/08...................................      2,000        2,123,142
    5.905%, 03/27/08...................................      4,000        4,214,624
    6.185%, 05/06/08...................................      1,000        1,068,213
    6.045%, 05/22/08...................................      1,000        1,060,253
    5.945%, 07/28/08...................................      6,000        6,318,984
    5.915%, 08/25/08...................................      3,000        3,152,433
    5.800%, 09/02/08...................................      3,000        3,131,811
    5.550%, 11/17/08...................................      5,000        5,136,065
    5.315%, 12/23/08...................................     10,000       10,122,210
    5.545%, 02/17/09...................................      3,000        3,073,296
    5.950%, 03/16/09...................................      5,550        5,819,330
    5.863%, 04/22/09...................................      9,000        9,382,617
    6.500%, 11/13/09...................................      9,000        9,721,854
    7.200%, 06/14/11...................................      3,000        3,399,093
Federal Home Loan Mortgage Corp.
    6.130%, 02/27/06...................................      1,000        1,065,401
    7.100%, 04/10/07...................................      2,000        2,232,386
    6.480%, 12/05/11...................................      2,000        2,157,956
Federal National Mortgage Association
    6.220%, 03/13/06...................................      3,070        3,278,318
    6.890%, 04/25/06...................................      1,525        1,670,171
    6.570%, 08/22/07...................................      2,000        2,177,574
    6.470%, 09/25/12...................................      3,410        3,642,801
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

Student Loan Marketing Association
    5.850%, 06/01/07...................................      1,000     $  1,054,357
Tennessee Valley Authority
    5.375%, 11/13/08...................................      8,000        8,137,448
    6.000%, 03/15/13...................................     11,000       11,353,133
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $186,489,705)..................................                 198,394,254
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (34.6%)
U.S. Treasury Bonds
    10.750%, 08/15/05..................................      1,000        1,238,047
    9.375%, 02/15/06...................................     11,000       13,292,378
    11.250%, 02/15/15..................................     11,000       17,221,875
    10.625%, 08/15/15..................................      6,000        9,086,718
    9.875%, 11/15/15...................................      6,000        8,663,436
    9.250%, 02/15/16...................................      7,000        9,675,861
    7.250%, 05/15/16...................................     10,000       10,643,904
U.S. Treasury Notes
    7.000%, 07/15/06...................................     10,000       11,223,050
    6.500%, 10/15/06...................................      1,000        1,103,828
    6.625%, 05/15/07...................................      2,000        2,228,828
    6.125%, 08/15/07...................................      5,000        5,457,420
    5.625%, 05/15/08...................................     11,000       11,711,997
    5.500%, 05/15/09...................................      1,000        1,055,703
    6.000%, 08/15/09...................................      3,000        3,258,516
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $100,585,622)..................................                 105,861,561
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   5.625%, 05/15/05, valued at $1,959,600) to be
   repurchased at $1,929,322
   (Cost $1,929,000)...................................      1,929        1,929,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $289,004,327)++................................                $306,184,815
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $289,004,327.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                 U.S.             ENHANCED             U.S.              U.S.
                                                                LARGE            U.S. LARGE           LARGE            SMALL XM
                                                               COMPANY            COMPANY           CAP VALUE            VALUE
                                                              PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                             ------------       ------------       ------------       -----------
ASSETS:
Investments at Value..................................       $   851,990        $    90,795        $ 1,166,772        $   69,130
Receivables:
  Investment Securities Sold..........................                --                 --              1,778                --
  Fund Shares Sold....................................             2,202                195                535                --
Prepaid Expenses and Other Assets.....................                23                  4                  2                20
                                                             -----------        -----------        -----------        ----------
    Total Assets......................................           854,215             90,994          1,169,087            69,150
                                                             -----------        -----------        -----------        ----------
LIABILITIES:
Payables:
  Investment Securities Purchased.....................               105                175                 --                --
  Fund Shares Redeemed................................             2,097                 20              2,313                --
Accrued Expenses and Other Liabilities................                92                 19                163                20
                                                             -----------        -----------        -----------        ----------
    Total Liabilities.................................             2,294                214              2,476                20
                                                             -----------        -----------        -----------        ----------
NET ASSETS............................................       $   851,921        $    90,780        $ 1,166,611        $   69,130
                                                             ===========        ===========        ===========        ==========
SHARES OUTSTANDING $.01 PAR VALUE.....................        25,419,824         10,183,033         68,753,410         5,306,853
                                                             ===========        ===========        ===========        ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE........       $     33.51        $      8.91        $     16.97        $    13.03
                                                             ===========        ===========        ===========        ==========
PUBLIC OFFERING PRICE PER SHARE.......................       $     33.51        $      8.91        $     16.97        $    13.03
                                                             ===========        ===========        ===========        ==========
Investments at Cost...................................       $   716,126        $   109,256        $ 1,065,643        $   61,394
                                                             ===========        ===========        ===========        ==========

                                                              U.S.                                                       DFA
                                                            SMALL CAP             U.S.               U.S.            REAL ESTATE
                                                              VALUE            SMALL CAP           MICRO CAP          SECURITIES
                                                            PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                          -------------       ------------       -------------       ------------
ASSETS:
Investments at Value...............................       $  2,915,393        $   784,526        $  1,607,061        $   286,965
Collateral for Securities Loaned...................                 --                 --                  --              2,930
Receivables:
  Dividends and Interest...........................                 --                 --                  --                213
  Investment Securities Sold.......................              1,331                 --                 818                 --
  Fund Shares Sold.................................              1,254              1,154                 673                656
Prepaid Expenses and Other Assets..................                 17                  4                   4                 16
                                                          ------------        -----------        ------------        -----------
    Total Assets...................................          2,917,995            785,684           1,608,556            290,780
                                                          ------------        -----------        ------------        -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned..................                 --                 --                  --              2,930
  Investment Securities Purchased..................                 --                751                  --              3,595
  Fund Shares Redeemed.............................              2,585                403               1,491                409
Accrued Expenses and Other Liabilities.............                749                252                 698                114
                                                          ------------        -----------        ------------        -----------
    Total Liabilities..............................              3,334              1,406               2,189              7,048
                                                          ------------        -----------        ------------        -----------
NET ASSETS.........................................       $  2,914,661        $   784,278        $  1,606,367        $   283,732
                                                          ============        ===========        ============        ===========
SHARES OUTSTANDING $.01 PAR VALUE..................        138,071,167         54,350,599         144,844,357         18,891,015
                                                          ============        ===========        ============        ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.....       $      21.11        $     14.43        $      11.09        $     15.02
                                                          ============        ===========        ============        ===========
PUBLIC OFFERING PRICE PER SHARE....................       $      21.11        $     14.43        $      11.09        $     15.02
                                                          ============        ===========        ============        ===========
Investments at Cost................................       $  2,488,256        $   749,371        $  1,473,657        $   252,759
                                                          ============        ===========        ============        ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                INTERNATIONAL        JAPANESE         PACIFIC RIM
                                                              LARGE CAP             SMALL              SMALL             SMALL
                                                            INTERNATIONAL          COMPANY            COMPANY           COMPANY
                                                              PORTFOLIO           PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                            -------------       -------------       -----------       -----------
ASSETS:
Investments at Value.................................        $   340,172         $   356,265        $   76,601        $   74,206
Collateral for Securities Loaned.....................              7,043                  --                --                --
Cash.................................................                 23                  16                --                --
Receivables:
  Dividends, Interest and Tax Reclaims...............                779                  --                --                --
  Investment Securities Sold.........................              6,253                  --               487                --
  Fund Shares Sold...................................                903                 861                --                 6
Prepaid Expenses and Other Assets....................                 15                   2                 5                 7
                                                             -----------         -----------        ----------        ----------
    Total Assets.....................................            355,188             357,144            77,093            74,219
                                                             -----------         -----------        ----------        ----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned....................              7,043                  --                --                --
  Investment Securities Purchased....................                 81                  --                --                 6
  Fund Shares Redeemed...............................              1,324                 802               487                --
  Loan Payable.......................................              1,720                  --                --                --
Accrued Expenses and Other Liabilities...............                149                 142                36                28
                                                             -----------         -----------        ----------        ----------
    Total Liabilities................................             10,317                 944               523                34
                                                             -----------         -----------        ----------        ----------
NET ASSETS...........................................        $   344,871         $   356,200        $   76,570        $   74,185
                                                             ===========         ===========        ==========        ==========
SHARES OUTSTANDING $.01 PAR VALUE....................         24,818,910          46,429,156         9,095,393         9,628,799
                                                             ===========         ===========        ==========        ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.......        $     13.90         $      7.67        $     8.42        $     7.70
                                                             ===========         ===========        ==========        ==========
PUBLIC OFFERING PRICE PER SHARE......................        $     13.90         $      7.72        $     8.46        $     7.78
                                                             ===========         ===========        ==========        ==========
Investments at Cost..................................        $   397,977         $   437,429        $  234,482        $  127,750
                                                             ===========         ===========        ==========        ==========

                                                                                                      DFA
                                                             UNITED            CONTINENTAL       INTERNATIONAL
                                                          KINGDOM SMALL           SMALL            SMALL CAP           EMERGING
                                                             COMPANY             COMPANY             VALUE             MARKETS
                                                            PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                         ---------------       -----------       -------------       ------------
ASSETS:
Investments at Value..............................         $   41,153          $   82,907         $   498,172        $   298,145
Collateral for Securities Loaned..................                 --                  --              36,541                 --
Receivables:
  Dividends, Interest and Tax Reclaims............                 --                  --               1,937                 --
  Investment Securities Sold......................                 --                  14               1,142                635
  Fund Shares Sold................................                 --                  --                 758                290
Prepaid Expenses and Other Assets.................                  3                  10                   6                  5
                                                           ----------          ----------         -----------        -----------
    Total Assets..................................             41,156              82,931             538,556            299,075
                                                           ----------          ----------         -----------        -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.................                 --                  --              36,541                 --
  Investment Securities Purchased.................                 --                  --               8,285                 --
  Fund Shares Redeemed............................                 --                  14                 463                925
Accrued Expenses and Other Liabilities............                 13                  34                 356                114
                                                           ----------          ----------         -----------        -----------
    Total Liabilities.............................                 13                  48              45,645              1,039
                                                           ----------          ----------         -----------        -----------
NET ASSETS........................................         $   41,143          $   82,883         $   492,911        $   298,036
                                                           ==========          ==========         ===========        ===========
SHARES OUTSTANDING $.01 PAR VALUE.................          2,534,864           8,324,625          66,713,546         34,556,560
                                                           ==========          ==========         ===========        ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE....         $    16.23          $     9.96         $      7.39        $      8.62
                                                           ==========          ==========         ===========        ===========
PUBLIC OFFERING PRICE PER SHARE...................         $    16.23          $    10.06         $      7.44        $      8.66
                                                           ==========          ==========         ===========        ===========
Investments at Cost...............................         $   38,516          $   80,094         $   641,895        $   364,749
                                                           ==========          ==========         ===========        ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                              DFA
                                                                    EMERGING              DFA              TWO-YEAR
                                                                     MARKETS           ONE-YEAR          GLOBAL FIXED
                                                                    SMALL CAP        FIXED INCOME           INCOME
                                                                    PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                                   -----------       -------------       -------------
ASSETS:
Investments at Value........................................       $   15,148         $   739,917         $   596,182
Receivable for Fund Shares Sold.............................               63                 739                 343
Prepaid Expenses and Other Assets...........................               37                   3                  16
                                                                   ----------         -----------         -----------
    Total Assets............................................           15,248             740,659             596,541
                                                                   ----------         -----------         -----------
LIABILITIES:
Payables:
  Investment Securities Purchased...........................               63                 492                 141
  Fund Shares Redeemed......................................               --                 247                 202
Accrued Expenses and Other Liabilities......................               13                  73                  79
                                                                   ----------         -----------         -----------
    Total Liabilities.......................................               76                 812                 422
                                                                   ----------         -----------         -----------
NET ASSETS..................................................       $   15,172         $   739,847         $   596,119
                                                                   ==========         ===========         ===========
SHARES OUTSTANDING $.01 PAR VALUE...........................        2,848,993          71,771,725          59,889,321
                                                                   ==========         ===========         ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............       $     5.33         $     10.31         $      9.95
                                                                   ==========         ===========         ===========
PUBLIC OFFERING PRICE PER SHARE.............................       $     5.38         $     10.31         $      9.95
                                                                   ==========         ===========         ===========
Investments at Cost.........................................       $   20,839         $   725,578         $   589,119
                                                                   ==========         ===========         ===========

                                                                                                              DFA
                                                                                           DFA            INTERMEDIATE
                                                                       DFA              FIVE-YEAR          GOVERNMENT
                                                                    FIVE-YEAR         GLOBAL FIXED           FIXED
                                                                    GOVERNMENT           INCOME              INCOME
                                                                    PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                                   ------------       -------------       ------------
ASSETS:
Investments at Value........................................       $   239,195         $   615,310        $   306,185
Cash........................................................                --                  15                 --
Receivables:
  Interest..................................................             4,061              12,733              4,096
  Fund Shares Sold..........................................               732                 440                429
Unrealized Gain on Forward Currency Contracts...............                --               1,036                 --
Prepaid Expenses and Other Assets...........................                10                   4                 19
                                                                   -----------         -----------        -----------
    Total Assets............................................           243,998             629,538            310,729
                                                                   -----------         -----------        -----------
LIABILITIES:
Payable for Fund Shares Redeemed............................                48                 344                  9
Accrued Expenses and Other Liabilities......................                70                 258                 59
                                                                   -----------         -----------        -----------
    Total Liabilities.......................................               118                 602                 68
                                                                   -----------         -----------        -----------
NET ASSETS..................................................       $   243,880         $   628,936        $   310,661
                                                                   ===========         ===========        ===========
SHARES OUTSTANDING $.01 PAR VALUE...........................        23,089,523          59,876,848         26,105,551
                                                                   ===========         ===========        ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............       $     10.56         $     10.50        $     11.90
                                                                   ===========         ===========        ===========
PUBLIC OFFERING PRICE PER SHARE.............................       $     10.56         $     10.50        $     11.90
                                                                   ===========         ===========        ===========
Investments at Cost.........................................       $   239,531         $   616,746        $   289,004
                                                                   ===========         ===========        ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                        U.S.        ENHANCED      U.S.          U.S.
                                                        LARGE      U.S. LARGE   LARGE CAP     SMALL XM
                                                       COMPANY       COMPANY      VALUE        VALUE
                                                      PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                    -------------  -----------  ---------  --------------
INVESTMENT INCOME
  Dividends.......................................    $  11,997           --          --           --
  Interest........................................          394           --          --           --
  Income from Securities Lending..................           39           --          --           --
  Income Distributions Received from The DFA
    Investment Trust Company......................           --     $    483    $ 22,036      $   974
                                                      ---------     --------    --------      -------
      Total Investment Income.....................       12,430          483      22,036          974
                                                      ---------     --------    --------      -------
EXPENSES
  Investment Advisory Services....................          237           --          --           --
  Administrative Services.........................        2,041          128       1,883          214
  Accounting & Transfer Agent Fees................          369           18          46           18
  Custodian Fees..................................           37           --          --           --
  Legal Fees......................................           23            1          20            1
  Audit Fees......................................           16            1           4            1
  Filing Fees.....................................           28           19          42            7
  Shareholders' Reports...........................           35            2          53            1
  Directors' Fees and Expenses....................           22            1          14            1
  Other...........................................           40            5           2           --
                                                      ---------     --------    --------      -------
      Total Expenses..............................        2,848          175       2,064          243
  Less: Expenses Waived...........................       (1,423)          --          --           --
                                                      ---------     --------    --------      -------
  Net Expenses....................................        1,425          175       2,064          243
                                                      ---------     --------    --------      -------
  NET INVESTMENT INCOME (LOSS)....................       11,005          308      19,972          731
                                                      ---------     --------    --------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES
  Capital Gain Distributions Received from
    The DFA Investment Trust Company..............           --           --     122,068        4,690
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (12,813)      (3,865)    (21,827)        (107)
  Net Realized Gain (Loss) on Futures.............           85           --          --           --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities.........................     (128,320)      (7,188)      9,570        9,216
    Futures.......................................          (79)          --          --           --
                                                      ---------     --------    --------      -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES........     (141,127)     (11,053)    109,811       13,799
                                                      ---------     --------    --------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $(130,122)    $(10,745)   $129,783      $14,530
                                                      =========     ========    ========      =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                        U.S.                                    DFA
                                                      SMALL CAP       U.S.        U.S.      REAL ESTATE
                                                        VALUE       SMALL CAP   MICRO CAP    SECURITIES
                                                      PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                    -------------  -----------  ---------  --------------
INVESTMENT INCOME
  Dividends.......................................          --            --          --      $14,504
  Interest........................................          --            --          --          146
  Income from Securities Lending..................          --            --          --           12
  Income Distributions Received from The DFA
    Investment Trust Company......................    $ 24,995      $  6,612    $ 12,681           --
                                                      --------      --------    --------      -------
      Total Investment Income.....................      24,995         6,612      12,681       14,662
                                                      --------      --------    --------      -------
EXPENSES
  Investment Advisory Services....................          --            --          --          737
  Administrative Services.........................       8,885         2,208       6,152           --
  Accounting & Transfer Agent Fees................          40            28          23          241
  Custodian Fees..................................          --            --          --           23
  Legal Fees......................................          46            11          24            4
  Audit Fees......................................           9             2           5           16
  Filing Fees.....................................          42            76          72           26
  Shareholders' Reports...........................          84            13          21            6
  Directors' Fees and Expenses....................          33             8          17            3
  Other...........................................           6             1           6            3
                                                      --------      --------    --------      -------
      Total Expenses..............................       9,145         2,347       6,320        1,059
                                                      --------      --------    --------      -------
  NET INVESTMENT INCOME (LOSS)....................      15,850         4,265       6,361       13,603
                                                      --------      --------    --------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES
  Capital Gain Distributions Received from
    The DFA Investment Trust Company..............     488,801        90,920     298,088           --
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................     (47,117)      (21,101)    (32,124)       3,060
  Change in Unrealized Appreciation (Depreciation)
    of Investment Securities......................     134,044        (3,892)    (38,863)      22,386
                                                      --------      --------    --------      -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES........     575,728        65,927     227,101       25,446
                                                      --------      --------    --------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $591,578      $ 70,192    $233,462      $39,049
                                                      ========      ========    ========      =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                                   INTERNATIONAL  JAPANESE    PACIFIC RIM
                                                      LARGE CAP        SMALL        SMALL        SMALL
                                                    INTERNATIONAL     COMPANY      COMPANY      COMPANY
                                                      PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                    -------------  -------------  ---------  --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $562, $960, $203 and $92, respectively).......    $  7,013        $  8,371    $  1,152       $3,090
  Interest........................................         440             357         110           70
  Income from Securities Lending..................         254             551         249           91
                                                      --------        --------    --------       ------
      Total Investment Income.....................       7,707           9,279       1,511        3,251
                                                      --------        --------    --------       ------
EXPENSES
  Investment Advisory Services....................         920             339          90           83
  Administrative Services.........................          --           1,357         363          331
  Accounting & Transfer Agent Fees................         418             448         148          144
  Custodian Fees..................................         169             160          41           40
  Legal Fees......................................           6              11           2            2
  Audit Fees......................................          28               6           1            1
  Filing Fees.....................................          69              38          15           17
  Shareholders' Reports...........................           3              21           2            1
  Directors' Fees and Expenses....................           4               7           2            2
  Other...........................................          24              43           6            1
                                                      --------        --------    --------       ------
      Total Expenses..............................       1,641           2,430         670          622
                                                      --------        --------    --------       ------
  NET INVESTMENT INCOME (LOSS)....................       6,066           6,849         841        2,629
                                                      --------        --------    --------       ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (2,329)        (11,848)     (3,394)        (872)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................        (125)           (123)        (45)         (24)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....     (79,832)        (18,843)    (11,024)          92
    Translation of Foreign Currency Denominated
      Amounts.....................................          27              33          (8)          (3)
                                                      --------        --------    --------       ------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................     (82,259)        (30,781)    (14,471)        (807)
                                                      --------        --------    --------       ------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $(76,193)       $(23,932)   $(13,630)      $1,822
                                                      ========        ========    ========       ======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                                                           DFA
                                                    UNITED KINGDOM    CONTINENTAL     INTERNATIONAL    EMERGING
                                                    SMALL COMPANY    SMALL COMPANY   SMALL CAP VALUE    MARKETS
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                    --------------   -------------   ---------------   ---------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $157, $388, $1,909 and $863, respectively)....     $ 1,503         $  2,763          $ 14,691      $  6,709
  Interest........................................          38               80               623           431
  Income from Securities Lending..................           1              147               613            --
                                                       -------         --------          --------      --------
      Total Investment Income.....................       1,542            2,990            15,927         7,140
                                                       -------         --------          --------      --------
EXPENSES
  Investment Advisory Services....................          50               99             3,240           298
  Administrative Services.........................         198              394                --         1,190
  Accounting & Transfer Agent Fees................         101              158               498           425
  Custodian Fees..................................          16               52               243           669
  Legal Fees......................................           1                3                 4             8
  Audit Fees......................................           1                2                18             5
  Filing Fees.....................................          16               15                32            30
  Shareholders' Reports...........................           5                3                15            26
  Directors' Fees and Expenses....................           1                2                 6             7
  Other...........................................           1               15                84            22
                                                       -------         --------          --------      --------
      Total Expenses..............................         390              743             4,140         2,680
  Less: Expenses Waived...........................         (24)              --                --            --
                                                       -------         --------          --------      --------
  Net Expenses....................................         366              743             4,140         2,680
                                                       -------         --------          --------      --------
  NET INVESTMENT INCOME (LOSS)....................       1,176            2,247            11,787         4,460
                                                       -------         --------          --------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................       1,933            8,237           (15,042)      (18,234)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................           1              (61)               11          (529)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....      (5,352)         (15,830)             (473)      (14,345)
    Translation of Foreign Currency Denominated
      Amounts.....................................           1               66                72            46
                                                       -------         --------          --------      --------
    NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
      FOREIGN CURRENCY............................      (3,417)          (7,588)          (15,432)      (33,062)
                                                       -------         --------          --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $(2,241)        $ (5,341)         $ (3,645)     $(28,602)
                                                       =======         ========          ========      ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                                                           DFA
                                                            EMERGING         DFA         TWO-YEAR         DFA
                                                             MARKETS       ONE-YEAR    GLOBAL FIXED    FIVE-YEAR
                                                            SMALL CAP    FIXED INCOME     INCOME       GOVERNMENT
                                                            PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                          -------------  ------------  ------------  --------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $38, $0,
    $0 and $0, respectively)............................     $   313            --             --            --
  Interest..............................................          16            --             --       $11,449
  Income Distributions Received from The DFA Investment
    Trust Company.......................................          --       $37,077        $ 7,709            --
                                                             -------       -------        -------       -------
      Total Investment Income...........................         329        37,077          7,709        11,449
                                                             -------       -------        -------       -------
EXPENSES
  Investment Advisory Services..........................          24            --             --           452
  Administrative Services...............................          54           720            529            --
  Accounting & Transfer Agent Fees......................          51            20             20            94
  Custodian Fees........................................          35            --             --            19
  Legal Fees............................................           1            11              8             3
  Audit Fees............................................           1             2              2            17
  Filing Fees...........................................          15            23             43            18
  Shareholders' Reports.................................           1            18             18             5
  Directors' Fees and Expenses..........................           1             8              6             2
  Other.................................................           4             4              1             6
                                                             -------       -------        -------       -------
      Total Expenses....................................         187           806            627           616
                                                             -------       -------        -------       -------
  NET INVESTMENT INCOME (LOSS)..........................         142        36,271          7,082        10,833
                                                             -------       -------        -------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities
    Sold................................................        (526)           (4)        (3,578)        7,077
  Net Realized Gain (Loss) on Foreign Currency
    Transactions........................................         (49)           --             --            --
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency..........        (760)        7,146         31,248          (223)
                                                             -------       -------        -------       -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY............................................      (1,335)        7,142         27,670         6,854
                                                             -------       -------        -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.............................................     $(1,193)      $43,413        $34,752       $17,687
                                                             =======       =======        =======       =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                         DFA           DFA
                                                      FIVE-YEAR    INTERMEDIATE
                                                       GLOBAL       GOVERNMENT
                                                    FIXED INCOME   FIXED INCOME
                                                      PORTFOLIO     PORTFOLIO
                                                    -------------  ------------
INVESTMENT INCOME
  Interest........................................     $25,075       $17,137
                                                       -------       -------
EXPENSES
  Investment Advisory Services....................       1,422           298
  Accounting & Transfer Agent Fees................         480           109
  Custodian Fees..................................          39            26
  Legal Fees......................................          11             4
  Audit Fees......................................          42            22
  Filing Fees.....................................          76            16
  Shareholders' Reports...........................          19             2
  Directors' Fees and Expenses....................           6             3
  Other...........................................           5            10
                                                       -------       -------
      Total Expenses..............................       2,100           490
                                                       -------       -------
  NET INVESTMENT INCOME (LOSS)....................      22,975        16,647
                                                       -------       -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................       5,962         1,230
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................       4,252            --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....       6,813        17,414
    Translation of Foreign Currency Denominated
      Amounts.....................................        (431)           --
                                                       -------       -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      16,596        18,644
                                                       -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $39,571       $35,291
                                                       =======       =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                   ENHANCED
                                              U.S.                U.S. LARGE                U.S.                   U.S.
                                         LARGE COMPANY             COMPANY            LARGE CAP VALUE         SMALL XM VALUE
                                           PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                     ----------------------  --------------------  ----------------------  --------------------
                                        YEAR        YEAR       YEAR       YEAR        YEAR        YEAR       YEAR      FEB. 23
                                       ENDED       ENDED       ENDED      ENDED      ENDED       ENDED       ENDED       TO
                                      NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,
                                        2001        2000       2001       2000        2001        2000       2001       2000
                                     ----------  ----------  ---------  ---------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....  $   11,005  $   10,945  $    308   $ 10,742   $   19,972  $   23,491  $    731    $   927
  Capital Gain Distribution
    Received from The DFA
    Investment Trust Company.......          --          --        --     10,644      122,068     202,125     4,690         --
  Net Realized Gain (Loss) on
    Investment Securities Sold.....     (12,813)     (7,048)   (3,865)    (2,853)     (21,827)    (56,571)     (107)        (2)
  Net Realized Gain (Loss) on
    Futures........................          85        (468)       --         --           --          --        --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities..........    (128,320)    (55,962)   (7,188)   (23,252)       9,570    (132,669)    9,216     (1,480)
    Futures........................         (79)       (294)       --         --           --          --        --         --
                                     ----------  ----------  --------   --------   ----------  ----------  --------    -------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations.....................    (130,122)    (52,827)  (10,745)    (4,719)     129,783      36,376    14,530       (555)
                                     ----------  ----------  --------   --------   ----------  ----------  --------    -------
Distributions From:
  Net Investment Income............     (11,099)     (9,952)   (4,992)    (8,865)     (20,896)    (22,778)   (1,075)        --
  Net Realized Gains...............          --      (5,508)   (5,527)    (9,444)    (185,512)   (104,797)   (2,270)        --
  Tax Return of Capital............          --          --    (3,121)        --           --          --        --         --
                                     ----------  ----------  --------   --------   ----------  ----------  --------    -------
    Total Distributions............     (11,099)    (15,460)  (13,640)   (18,309)    (206,408)   (127,575)   (3,345)        --
                                     ----------  ----------  --------   --------   ----------  ----------  --------    -------
Capital Share Transactions (1):
  Shares Issued....................     262,974     404,403    32,564     25,876      270,035     516,767    23,970     68,344
  Shares Issued in Lieu of Cash
    Distributions..................      11,024      15,206    13,622     18,309      200,418     124,610     3,345         --
  Shares Redeemed..................    (318,449)   (210,133)  (20,899)   (33,479)    (472,394)   (482,763)  (37,008)      (151)
                                     ----------  ----------  --------   --------   ----------  ----------  --------    -------
  Net Increase (Decrease) From
    Capital Shares Transactions....     (44,451)    209,476    25,287     10,706       (1,941)    158,614    (9,693)    68,193
                                     ----------  ----------  --------   --------   ----------  ----------  --------    -------
    Total Increase (Decrease)......    (185,672)    141,189       902    (12,322)     (78,566)     67,415     1,492     67,638
NET ASSETS
  Beginning of Period..............   1,037,593     896,404    89,878    102,200    1,245,177   1,177,762    67,638         --
                                     ----------  ----------  --------   --------   ----------  ----------  --------    -------
  End of Period....................  $  851,921  $1,037,593  $ 90,780   $ 89,878   $1,166,611  $1,245,177  $ 69,130    $67,638
                                     ==========  ==========  ========   ========   ==========  ==========  ========    =======

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................       7,422       9,609     3,473      1,947       15,609      29,066     1,893      6,126
   Shares Issued in Lieu of Cash
     Distributions.................         304         361     1,327      1,388       12,555       7,033       306         --
   Shares Redeemed.................      (9,118)     (4,982)   (2,165)    (2,547)     (27,214)    (26,931)   (3,005)       (13)
                                     ----------  ----------  --------   --------   ----------  ----------  --------    -------
                                         (1,392)      4,988     2,635        788          950       9,168      (806)     6,113
                                     ==========  ==========  ========   ========   ==========  ==========  ========    =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                         U.S.                   U.S.                   U.S.             DFA REAL ESTATE
                                   SMALL CAP VALUE           SMALL CAP              MICRO CAP              SECURITIES
                                      PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                ----------------------  --------------------  ----------------------  --------------------
                                   YEAR        YEAR       YEAR       YEAR        YEAR        YEAR       YEAR       YEAR
                                  ENDED       ENDED       ENDED      ENDED      ENDED       ENDED       ENDED      ENDED
                                 NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,
                                   2001        2000       2001       2000        2001        2000       2001       2000
                                ----------  ----------  ---------  ---------  ----------  ----------  ---------  ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................  $   15,850  $   16,863  $   4,265  $   3,204  $    6,361  $    5,519  $ 13,603   $ 10,746
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company...................     488,801     252,081     90,920     40,004     298,088     250,140        --         --
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................     (47,117)    (25,124)   (21,101)    (6,412)    (32,124)     12,007     3,060       (641)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities.....     134,044     (57,771)    (3,892)   (43,920)    (38,863)   (194,364)   22,386     26,554
                                ----------  ----------  ---------  ---------  ----------  ----------  --------   --------
  Net Increase (Decrease) in
    Net Assets Resulting from
    Operations................     591,578     186,049     70,192     (7,124)    233,462      73,302    39,049     36,659
                                ----------  ----------  ---------  ---------  ----------  ----------  --------   --------
Distributions From:
  Net Investment Income.......     (17,555)    (13,255)    (3,811)    (2,195)     (5,881)     (4,447)  (12,393)    (7,249)
  Net Realized Gains..........    (224,587)   (204,757)   (57,486)   (32,342)   (280,944)   (128,325)       --         --
                                ----------  ----------  ---------  ---------  ----------  ----------  --------   --------
    Total Distributions.......    (242,142)   (218,012)   (61,297)   (34,537)   (286,825)   (132,772)  (12,393)    (7,249)
                                ----------  ----------  ---------  ---------  ----------  ----------  --------   --------
Capital Share Transactions
  (1):
  Shares Issued...............     588,625     486,683    298,036    419,953     295,069     376,548    83,483     85,031
  Shares Issued in Lieu of
    Cash Distributions........     239,115     213,286     60,329     33,697     280,268     128,107    12,288      7,171
  Shares Redeemed.............    (896,458)   (655,709)  (168,855)  (224,781)   (359,019)   (324,363)  (48,926)   (41,420)
                                ----------  ----------  ---------  ---------  ----------  ----------  --------   --------
  Net Increase (Decrease) From
    Capital Shares
    Transactions..............     (68,718)     44,260    189,510    228,869     216,318     180,292    46,845     50,782
                                ----------  ----------  ---------  ---------  ----------  ----------  --------   --------
    Total Increase
      (Decrease)..............     280,718      12,297    198,405    187,208     162,955     120,822    73,501     80,192
NET ASSETS
  Beginning of Period.........   2,633,943   2,621,646    585,873    398,665   1,443,412   1,322,590   210,231    130,039
                                ----------  ----------  ---------  ---------  ----------  ----------  --------   --------
  End of Period...............  $2,914,661  $2,633,943  $ 784,278  $ 585,873  $1,606,367  $1,443,412  $283,732   $210,231
                                ==========  ==========  =========  =========  ==========  ==========  ========   ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............      29,044      24,925     20,979     26,334      28,326      27,495     5,891      7,043
   Shares Issued in Lieu of
     Cash Distributions.......      13,594      12,160      4,581      2,429      29,471      10,875       910        659
   Shares Redeemed............     (44,767)    (33,625)   (12,266)   (14,873)    (33,906)    (22,875)   (3,476)    (3,448)
                                ----------  ----------  ---------  ---------  ----------  ----------  --------   --------
                                    (2,129)      3,460     13,294     13,890      23,891      15,495     3,325      4,254
                                ==========  ==========  =========  =========  ==========  ==========  ========   ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                               LARGE CAP           INTERNATIONAL            JAPANESE            PACIFIC RIM
                                             INTERNATIONAL         SMALL COMPANY         SMALL COMPANY         SMALL COMPANY
                                               PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                          --------------------  --------------------  --------------------  --------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       2001       2000       2001       2000       2001       2000
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $   6,066  $  4,213   $  6,849   $  6,063   $    841   $  1,124   $  2,629   $  4,103
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     (2,329)    1,041    (11,848)     4,738     (3,394)      (368)      (872)     9,935
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............       (125)      101       (123)       (51)       (45)       (11)       (24)       (51)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....    (79,832)  (44,806)   (18,843)   (28,028)   (11,024)   (13,541)        92    (30,536)
  Translation of Foreign Currency
    Denominated Amounts.................         27       (42)        33        (56)        (8)       (27)        (3)         1
                                          ---------  --------   --------   --------   --------   --------   --------   --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    (76,193)  (39,493)   (23,932)   (17,334)   (13,630)   (12,823)     1,822    (16,548)
                                          ---------  --------   --------   --------   --------   --------   --------   --------
Distributions From:
  Net Investment Income.................     (4,475)   (2,888)    (6,184)    (5,230)    (1,151)      (940)    (4,181)    (5,473)
  Net Realized Gains....................     (1,041)   (2,323)    (4,666)        --         --         --         --         --
                                          ---------  --------   --------   --------   --------   --------   --------   --------
    Total Distributions.................     (5,516)   (5,211)   (10,850)    (5,230)    (1,151)      (940)    (4,181)    (5,473)
                                          ---------  --------   --------   --------   --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued.........................    198,023   194,125    146,134    134,645      7,063     10,749      1,695      4,860
  Shares Issued in Lieu of Cash
    Distributions.......................      5,491     5,211     10,850      5,230      1,151        940      4,181      5,473
  Shares Redeemed.......................   (135,572)  (64,334)   (75,062)   (58,693)   (17,978)   (41,344)   (17,639)   (31,787)
                                          ---------  --------   --------   --------   --------   --------   --------   --------
  Net Increase (Decrease) From Capital
    Shares Transactions.................     67,942   135,002     81,922     81,182     (9,764)   (29,655)   (11,763)   (21,454)
                                          ---------  --------   --------   --------   --------   --------   --------   --------
    Total Increase (Decrease)...........    (13,767)   90,298     47,140     58,618    (24,545)   (43,418)   (14,122)   (43,475)
NET ASSETS
  Beginning of Period...................    358,638   268,340    309,060    250,442    101,115    144,533     88,307    131,782
                                          ---------  --------   --------   --------   --------   --------   --------   --------
  End of Period.........................  $ 344,871  $358,638   $356,200   $309,060   $ 76,570   $101,115   $ 74,185   $ 88,307
                                          =========  ========   ========   ========   ========   ========   ========   ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................     12,748    10,016     17,933     14,827        701      1,040        221        522
   Shares Issued in Lieu of Cash
     Distributions......................        317       263      1,306        588        120         94        538        575
   Shares Redeemed......................     (8,971)   (3,376)    (9,217)    (6,433)    (1,942)    (3,928)    (2,319)    (3,412)
                                          ---------  --------   --------   --------   --------   --------   --------   --------
                                              4,094     6,903     10,022      8,982     (1,121)    (2,794)    (1,560)    (2,315)
                                          =========  ========   ========   ========   ========   ========   ========   ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                             UNITED KINGDOM         CONTINENTAL        DFA INTERNATIONAL
                                             SMALL COMPANY         SMALL COMPANY        SMALL CAP VALUE       EMERGING MARKETS
                                               PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                          --------------------  --------------------  --------------------  --------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       2001       2000       2001       2000       2001       2000
                                          ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $  1,176   $  1,885   $  2,247   $  2,709   $ 11,787   $  11,264  $  4,460   $  3,101
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     1,933      4,776      8,237     12,860    (15,042)     19,929   (18,234)    18,717
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............         1        (66)       (61)        37         11        (471)     (529)      (229)
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....    (5,352)   (10,085)   (15,830)   (10,341)      (473)    (57,007)  (14,345)  (104,265)
  Translation of Foreign Currency
    Denominated Amounts.................         1          3         66        (34)        72         (93)       46        (58)
                                          --------   --------   --------   --------   --------   ---------  --------   --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    (2,241)    (3,487)    (5,341)     5,231     (3,645)    (26,378)  (28,602)   (82,734)
                                          --------   --------   --------   --------   --------   ---------  --------   --------
Distributions From:
  Net Investment Income.................    (1,776)    (2,767)    (2,739)    (2,707)   (10,748)    (12,242)   (1,617)    (2,532)
  Net Realized Gains....................    (4,712)    (9,556)   (12,763)   (21,857)   (15,477)         --        --         --
                                          --------   --------   --------   --------   --------   ---------  --------   --------
    Total Distributions.................    (6,488)   (12,323)   (15,502)   (24,564)   (26,225)    (12,242)   (1,617)    (2,532)
                                          --------   --------   --------   --------   --------   ---------  --------   --------
Capital Share Transactions (1):
  Shares Issued.........................     1,837      4,212      2,845      7,865    113,205     129,498   122,157    125,821
  Shares Issued in Lieu of Cash
    Distributions.......................     6,488     12,323     15,502     24,564     26,225      12,242     1,617      2,532
  Shares Redeemed.......................   (14,853)   (28,151)   (24,841)   (63,619)   (88,884)   (156,018)  (81,671)   (87,539)
                                          --------   --------   --------   --------   --------   ---------  --------   --------
Net Increase (Decrease) From Capital
  Shares Transactions...................    (6,528)   (11,616)    (6,494)   (31,190)    50,546     (14,278)   42,103     40,814
                                          --------   --------   --------   --------   --------   ---------  --------   --------
    Total Increase (Decrease)...........   (15,257)   (27,426)   (27,337)   (50,523)    20,676     (52,898)   11,884    (44,452)
NET ASSETS
  Beginning of Period...................    56,400     83,826    110,220    160,743    472,235     525,133   286,152    330,604
                                          --------   --------   --------   --------   --------   ---------  --------   --------
  End of Period.........................  $ 41,143   $ 56,400   $ 82,883   $110,220   $492,911   $ 472,235  $298,036   $286,152
                                          ========   ========   ========   ========   ========   =========  ========   ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................       104        195        259        593     14,580      15,710    13,317     10,217
   Shares Issued in Lieu of Cash
     Distributions......................       358        577      1,439      1,997      3,483       1,496       163        190
   Shares Redeemed......................      (848)    (1,312)    (2,313)    (4,900)   (11,552)    (18,891)   (8,988)    (7,060)
                                          --------   --------   --------   --------   --------   ---------  --------   --------
                                              (386)      (540)      (615)    (2,310)     6,511      (1,685)    4,492      3,347
                                          ========   ========   ========   ========   ========   =========  ========   ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                EMERGING
                                                MARKETS             DFA ONE-YEAR          DFA TWO-YEAR
                                               SMALL CAP            FIXED INCOME      GLOBAL FIXED INCOME
                                               PORTFOLIO             PORTFOLIO             PORTFOLIO
                                          --------------------  --------------------  --------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       2001       2000       2001       2000
                                          ---------  ---------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........   $   142    $   104   $  36,271  $  41,394  $   7,082  $  51,707
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................      (526)     1,283          (4)      (439)    (3,578)    (3,163)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............       (49)       (24)         --         --         --         --
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign Currency.....      (760)    (5,252)      7,146      3,447     31,248    (17,459)
                                           -------    -------   ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    (1,193)    (3,889)     43,413     44,402     34,752     31,085
                                           -------    -------   ---------  ---------  ---------  ---------
Distributions From:
  Net Investment Income.................       (95)      (104)    (36,434)   (41,300)   (25,999)   (43,191)
  Net Realized Gains....................    (1,283)    (4,330)         --         --         --        (15)
  Tax Return of Capital.................        --         --          --         --     (9,235)        --
                                           -------    -------   ---------  ---------  ---------  ---------
    Total Distributions.................    (1,378)    (4,434)    (36,434)   (41,300)   (35,234)   (43,206)
                                           -------    -------   ---------  ---------  ---------  ---------
Capital Share Transactions (1):
  Shares Issued.........................    11,923      9,682     269,280    320,486    240,180    190,738
  Shares Issued in Lieu of Cash
    Distributions.......................     1,378      4,434      33,520     37,675     35,065     42,853
  Shares Redeemed.......................    (6,550)    (6,535)   (295,216)  (348,499)  (197,135)  (234,467)
                                           -------    -------   ---------  ---------  ---------  ---------
  Net Increase (Decrease) From Capital
    Shares Transactions.................     6,751      7,581       7,584      9,662     78,110       (876)
                                           -------    -------   ---------  ---------  ---------  ---------
    Total Increase (Decrease)...........     4,180       (742)     14,563     12,764     77,628    (12,997)
NET ASSETS
  Beginning of Period...................    10,992     11,734     725,284    712,520    518,491    531,488
                                           -------    -------   ---------  ---------  ---------  ---------
  End of Period.........................   $15,172    $10,992   $ 739,847  $ 725,284  $ 596,119  $ 518,491
                                           =======    =======   =========  =========  =========  =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................     2,157      1,054      26,300     31,595     24,629     19,274
   Shares Issued in Lieu of Cash
     Distributions......................       233        461       3,290      3,723      3,643      4,367
   Shares Redeemed......................    (1,160)      (685)    (28,872)   (34,355)   (19,971)   (23,597)
                                           -------    -------   ---------  ---------  ---------  ---------
                                             1,230        830         718        963      8,301         44
                                           =======    =======   =========  =========  =========  =========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                                        DFA INTERMEDIATE
                                             DFA FIVE-YEAR         DFA FIVE-YEAR        GOVERNMENT FIXED
                                               GOVERNMENT       GLOBAL FIXED INCOME          INCOME
                                               PORTFOLIO             PORTFOLIO             PORTFOLIO
                                          --------------------  --------------------  --------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       2001       2000       2001       2000
                                          ---------  ---------  ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $ 10,833   $ 12,450   $  22,975  $  20,352  $ 16,647   $ 16,261
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     7,077     (1,227)      5,962     (5,021)    1,230     (1,274)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............        --         --       4,252     16,835        --         --
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign
      Currency..........................      (223)     1,827       6,813        171    17,414     10,482
    Translation of Foreign Currency
      Denominated Amounts...............        --         --        (431)    (3,188)       --         --
                                          --------   --------   ---------  ---------  --------   --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........    17,687     13,050      39,571     29,149    35,291     25,469
                                          --------   --------   ---------  ---------  --------   --------
Distributions From:
  Net Investment Income.................   (12,124)   (11,583)    (36,775)   (29,705)  (16,485)   (15,779)
  Net Realized Gains....................        --         --          --         --        --       (899)
                                          --------   --------   ---------  ---------  --------   --------
    Total Distributions.................   (12,124)   (11,583)    (36,775)   (29,705)  (16,485)   (16,678)
                                          --------   --------   ---------  ---------  --------   --------
Capital Share Transactions (1):
  Shares Issued.........................    53,775     51,383     191,034    163,305    47,044     55,418
  Shares Issued in Lieu of Cash
    Distributions.......................    12,105     11,462      36,475     29,366    16,482     16,659
  Shares Redeemed.......................   (46,120)   (64,777)   (118,694)  (147,124)  (58,115)   (50,800)
                                          --------   --------   ---------  ---------  --------   --------
  Net Increase (Decrease) From Capital
    Shares Transactions.................    19,760     (1,932)    108,815     45,547     5,411     21,277
                                          --------   --------   ---------  ---------  --------   --------
    Total Increase (Decrease)...........    25,323       (465)    111,611     44,991    24,217     30,068
NET ASSETS
  Beginning of Period...................   218,557    219,022     517,325    472,334   286,444    256,376
                                          --------   --------   ---------  ---------  --------   --------
  End of Period.........................  $243,880   $218,557   $ 628,936  $ 517,325  $310,661   $286,444
                                          ========   ========   =========  =========  ========   ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................     5,216      5,097      18,551     15,815     4,063      5,189
   Shares Issued in Lieu of Cash
     Distributions......................     1,206      1,152       3,589      2,872     1,448      1,576
   Shares Redeemed......................    (4,504)    (6,426)    (11,515)   (14,273)   (5,037)    (4,780)
                                          --------   --------   ---------  ---------  --------   --------
                                             1,918       (177)     10,625      4,414       474      1,985
                                          ========   ========   =========  =========  ========   ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             U.S. LARGE COMPANY PORTFOLIO
                                               --------------------------------------------------------
                                                 YEAR        YEAR         YEAR       YEAR       YEAR
                                                 ENDED      ENDED         ENDED      ENDED      ENDED
                                               NOV. 30,    NOV. 30,     NOV. 30,   NOV. 30,   NOV. 30,
                                                 2001        2000         1999       1998       1997
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........  $  38.70   $    41.08    $  34.61   $  28.48   $  22.73
                                               --------   ----------    --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)...............      0.42         0.43        0.45       0.43       0.42
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................     (5.19)       (2.16)       6.67       6.20       5.89
                                               --------   ----------    --------   --------   --------
    Total From Investment Operations.........     (4.77)       (1.73)       7.12       6.63       6.31
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................     (0.42)       (0.40)      (0.48)     (0.43)     (0.43)
  Net Realized Gains.........................        --        (0.25)      (0.17)     (0.07)     (0.13)
  Tax Return of Capital......................        --           --          --         --         --
                                               --------   ----------    --------   --------   --------
    Total Distributions......................     (0.42)       (0.65)      (0.65)     (0.50)     (0.56)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............  $  33.51   $    38.70    $  41.08   $  34.61   $  28.48
=======================================================================================================
Total Return.................................    (12.41)%      (4.33)%     20.76%     23.56%     28.26%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........  $851,921   $1,037,593    $896,404   $549,962   $343,537
Ratio of Expenses to Average Net Assets**....      0.15%        0.15%       0.15%      0.15%      0.15%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses)**................................      0.30%        0.32%       0.31%      0.32%      0.35%
Ratio of Net Investment Income to Average Net
  Assets.....................................      1.16%        1.02%       1.18%      1.39%      1.66%
Ratio of Net Investment Income to Average Net
  Assets (excluding waivers and assumption of
  expenses)..................................      1.01%        0.85%       1.02%      1.21%      1.46%
Portfolio Turnover Rate......................       N/A          N/A         N/A        N/A        N/A
Portfolio Turnover Rate of Master Fund
  Series.....................................         8%           8%          4%         9%         4%
-------------------------------------------------------------------------------------------------------

                                                       ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                               -----------------------------------------------------
                                                 YEAR       YEAR       YEAR       YEAR       YEAR
                                                 ENDED      ENDED      ENDED      ENDED      ENDED
                                               NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                                 2001       2000       1999       1998       1997
---------------------------------------------  -----------------------------------------------------
Net Asset Value, Beginning of Period.........   $ 11.91    $ 15.12   $  14.27    $ 13.61    $ 11.83
                                                -------    -------   --------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)...............      0.06       1.46       1.54       0.63       0.54
  Net Gains (Losses) on Securities (Realized
    and Unrealized)..........................     (1.27)     (2.00)      1.12       2.15       2.40
                                                -------    -------   --------    -------    -------
    Total From Investment Operations.........     (1.21)     (0.54)      2.66       2.78       2.94
---------------------------------------------  -----------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income......................     (0.68)     (1.26)     (1.14)     (0.72)     (0.55)
  Net Realized Gains.........................     (0.75)     (1.41)     (0.67)     (1.40)     (0.61)
  Tax Return of Capital......................     (0.36)        --         --         --         --
                                                -------    -------   --------    -------    -------
    Total Distributions......................     (1.79)     (2.67)     (1.81)     (2.12)     (1.16)
---------------------------------------------  -----------------------------------------------------
Net Asset Value, End of Period...............   $  8.91    $ 11.91   $  15.12    $ 14.27    $ 13.61
=============================================  =====================================================
Total Return.................................    (11.90)%    (4.84)%    20.31%     23.73%     27.22%
---------------------------------------------  -----------------------------------------------------
Net Assets, End of Period (thousands)........   $90,780    $89,878   $102,200    $61,536    $47,642
Ratio of Expenses to Average Net Assets**....      0.39%      0.40%      0.40%      0.45%      0.52%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses)**................................      0.39%      0.40%      0.40%      0.46%      0.54%
Ratio of Net Investment Income to Average Net
  Assets.....................................      0.36%     10.58%      6.27%      4.54%      4.51%
Ratio of Net Investment Income to Average Net
  Assets (excluding waivers and assumption of
  expenses)..................................      0.36%     10.58%      6.27%      4.53%      4.49%
Portfolio Turnover Rate......................       N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate of Master Fund
  Series.....................................       122%        71%        82%        87%       194%
---------------------------------------------  -----------------------------------------------------

 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                          U.S. SMALL XM
                                                       U.S. LARGE CAP VALUE PORTFOLIO                    VALUE PORTFOLIO
                                          ---------------------------------------------------------    --------------------
                                             YEAR        YEAR        YEAR        YEAR       YEAR         YEAR     FEB. 23,
                                            ENDED       ENDED       ENDED       ENDED       ENDED        ENDED       TO
                                           NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,     NOV. 30,   NOV. 30,
                                             2001        2000        1999        1998       1997         2001       2000
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $    18.36  $    20.09  $    20.21  $    19.22  $  15.98      $ 11.06    $ 10.00
                                          ----------  ----------  ----------  ----------  --------      -------    -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.29        0.36        0.34        0.31      0.29         0.14       0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        1.46        0.10        0.54        1.83      3.60         2.38       0.91
                                          ----------  ----------  ----------  ----------  --------      -------    -------
    Total From Investment Operations....        1.75        0.46        0.88        2.14      3.89         2.52       1.06
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.30)      (0.36)      (0.35)      (0.31)    (0.30)       (0.18)        --
  Net Realized Gains....................       (2.84)      (1.83)      (0.65)      (0.84)    (0.35)       (0.37)        --
                                          ----------  ----------  ----------  ----------  --------      -------    -------
    Total Distributions.................       (3.14)      (2.19)      (1.00)      (1.15)    (0.65)       (0.55)        --
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    16.97  $    18.36  $    20.09  $    20.21  $  19.22      $ 13.03    $ 11.06
===========================================================================================================================
Total Return............................       10.83%       2.85%       4.51%      11.69%    25.10%       23.77%     10.60%#
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $1,166,611  $1,245,177  $1,177,762  $1,080,470  $840,003      $69,130    $67,638
Ratio of Expenses to Average Net
  Assets**..............................        0.31%       0.33%       0.33%       0.33%     0.35%        0.47%      0.50%*
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses)**...........................        0.31%       0.33%       0.33%       0.33%     0.35%        0.47%      0.85%*
Ratio of Net Investment Income to
  Average Net Assets....................        1.59%       1.97%       1.63%       1.57%     1.70%        1.03%      8.77%*
Ratio of Net Investment Income to
  Average Net Assets
(excluding waivers and assumption of
  expenses).............................        1.59%       1.97%       1.63%       1.57%     2.17%        1.03%      8.42%*
Portfolio Turnover Rate.................         N/A         N/A         N/A         N/A       N/A          N/A        N/A
Portfolio Turnover Rate of Master Fund
  Series................................           6%         26%         43%         25%       18%           8%        26%*(a)
---------------------------------------------------------------------------------------------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the respective Master Fund Series
(a)  For the year ended November 30, 2000

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         U.S. SMALL CAP VALUE PORTFOLIO
                                          ------------------------------------------------------------
                                             YEAR        YEAR        YEAR        YEAR          YEAR
                                            ENDED       ENDED       ENDED       ENDED         ENDED
                                           NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,      NOV. 30,
                                             2001        2000        1999        1998          1997
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $    18.79  $    19.17  $    19.09  $    22.09    $    17.00
                                          ----------  ----------  ----------  ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.12        0.12        0.09        0.12          0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        3.95        1.11        1.52       (2.10)         5.49
                                          ----------  ----------  ----------  ----------    ----------
    Total From Investment Operations....        4.07        1.23        1.61       (1.98)         5.56
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.13)      (0.10)      (0.08)      (0.10)        (0.11)
  Net Realized Gains....................       (1.62)      (1.51)      (1.45)      (0.92)        (0.36)
                                          ----------  ----------  ----------  ----------    ----------
    Total Distributions.................       (1.75)      (1.61)      (1.53)      (1.02)        (0.47)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    21.11  $    18.79  $    19.17  $    19.09    $    22.09
======================================================================================================
Total Return............................       23.47%       6.99%       9.39%      (9.32)%       33.57%
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $2,914,661  $2,633,943  $2,621,646  $2,350,094    $2,098,654
Ratio of Expenses to Average Net
  Assets**..............................        0.56%       0.56%       0.58%       0.58%         0.60%
Ratio of Net Investment Income to
  Average Net Assets....................        0.54%       0.60%       0.49%       0.57%         0.37%
Portfolio Turnover Rate.................         N/A         N/A         N/A         N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series................................          13%         32%         29%         23%           25%
------------------------------------------------------------------------------------------------------

                                                        U.S. SMALL CAP PORTFOLIO
                                          -----------------------------------------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       1999       1998       1997
----------------------------------------  -----------------------------------------------------
Net Asset Value, Beginning of Period....  $  14.27   $  14.68   $  13.77   $  16.89   $  14.53
                                          --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.09       0.08       0.08       0.08       0.09
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      1.57       0.78       2.18      (1.55)      3.42
                                          --------   --------   --------   --------   --------
    Total From Investment Operations....      1.66       0.86       2.26      (1.47)      3.51
----------------------------------------  -----------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.09)     (0.08)     (0.07)     (0.08)     (0.12)
  Net Realized Gains....................     (1.41)     (1.19)     (1.28)     (1.57)     (1.03)
                                          --------   --------   --------   --------   --------
    Total Distributions.................     (1.50)     (1.27)     (1.35)     (1.65)     (1.15)
----------------------------------------  -----------------------------------------------------
Net Asset Value, End of Period..........  $  14.43   $  14.27   $  14.68   $  13.77   $  16.89
========================================  =====================================================
Total Return............................     12.70%      6.09%     18.26%     (9.27)%    26.12%
----------------------------------------  -----------------------------------------------------
Net Assets, End of Period (thousands)...  $784,278   $585,873   $398,665   $324,590   $337,992
Ratio of Expenses to Average Net
  Assets**..............................      0.42%      0.43%      0.43%      0.43%      0.45%
Ratio of Net Investment Income to
  Average Net Assets....................      0.62%      0.63%      0.62%      0.47%      0.48%
Portfolio Turnover Rate.................       N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate of Master Fund
  Series................................        13%        38%        29%        29%        30%
----------------------------------------  -----------------------------------------------------

 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. MICRO CAP PORTFOLIO
                                          ----------------------------------------------------------------------
                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                           NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                             2001           2000           1999           1998           1997
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $    11.93     $    12.54     $    10.65     $    13.99     $    12.14
                                          ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.05           0.04           0.04           0.02           0.03
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        1.59           0.61           2.00          (1.44)          3.01
                                          ----------     ----------     ----------     ----------     ----------
    Total From Investment Operations....        1.64           0.65           2.04          (1.42)          3.04
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.05)         (0.04)         (0.02)         (0.03)         (0.03)
  Net Realized Gains....................       (2.43)         (1.22)         (0.13)         (1.89)         (1.16)
                                          ----------     ----------     ----------     ----------     ----------
    Total Distributions.................       (2.48)         (1.26)         (0.15)         (1.92)         (1.19)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    11.09     $    11.93     $    12.54     $    10.65     $    13.99
================================================================================================================
Total Return............................       17.22%          5.36%         19.47%        (11.14)%        27.46%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $1,606,367     $1,443,412     $1,322,590     $1,338,510     $1,509,427
Ratio of Expenses to Average Net
  Assets................................        0.56%(a)       0.56%(a)       0.61%(a)       0.59%(a)       0.60%
Ratio of Net Investment Income to
  Average Net Assets....................        0.41%          0.34%          0.30%          0.18%          0.21%
Portfolio Turnover Rate.................         N/A            N/A            N/A            N/A             28%
Portfolio Turnover Rate of Master Fund
  Series................................          14%            37%            23%            26%           N/A
----------------------------------------------------------------------------------------------------------------

                                                  DFA REAL ESTATE SECURITIES PORTFOLIO
                                          -----------------------------------------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       1999       1998       1997
----------------------------------------  -----------------------------------------------------
Net Asset Value, Beginning of Period....  $  13.51   $  11.50   $  13.00   $  15.53    $ 12.65
                                          --------   --------   --------   --------    -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.82       0.76       0.77       0.74       0.88
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      1.49       1.90      (1.62)     (2.52)      2.68
                                          --------   --------   --------   --------    -------
    Total From Investment Operations....      2.31       2.66      (0.85)     (1.78)      3.56
----------------------------------------  -----------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.80)     (0.65)     (0.65)     (0.75)     (0.68)
  Net Realized Gains....................        --         --         --         --         --
                                          --------   --------   --------   --------    -------
    Total Distributions.................     (0.80)     (0.65)     (0.65)     (0.75)     (0.68)
----------------------------------------  -----------------------------------------------------
Net Asset Value, End of Period..........  $  15.02   $  13.51   $  11.50   $  13.00    $ 15.53
========================================  =====================================================
Total Return............................     17.76%     24.49%     (6.75)%   (12.01)%    29.13%
----------------------------------------  -----------------------------------------------------
Net Assets, End of Period (thousands)...  $283,732   $210,231   $130,039   $106,544    $95,072
Ratio of Expenses to Average Net
  Assets................................      0.43%      0.45%      0.47%      0.46%      0.48%
Ratio of Net Investment Income to
  Average Net Assets....................      5.55%      6.06%      6.82%      5.95%      5.73%
Portfolio Turnover Rate.................         6%         7%         8%         3%        31%
Portfolio Turnover Rate of Master Fund
  Series................................      N/A+       N/A+       N/A+       N/A+       N/A+
----------------------------------------  -----------------------------------------------------

        (a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
        N/A  Refer to the respective Master Fund Series
       N/A+ Not applicable, as the DFA Real Estate Securities Portfolio is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    LARGE CAP INTERNATIONAL PORTFOLIO
                                          -----------------------------------------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $  17.30   $  19.41   $  16.28   $  14.27    $ 14.18
                                          --------   --------   --------   --------    -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.25       0.23       0.20       0.23       0.23
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     (3.38)     (1.96)      3.19       2.03       0.15
                                          --------   --------   --------   --------    -------
    Total From Investment Operations....     (3.13)     (1.73)      3.39       2.26       0.38
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.22)     (0.21)     (0.26)     (0.25)     (0.21)
  Net Realized Gains....................     (0.05)     (0.17)        --         --      (0.08)
                                          --------   --------   --------   --------    -------
    Total Distributions.................     (0.27)     (0.38)     (0.26)     (0.25)     (0.29)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  13.90   $  17.30   $  19.41   $  16.28    $ 14.27
===============================================================================================
Total Return............................    (18.42)%    (9.19)%    21.12%     16.13%      2.80%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $344,871   $358,638   $268,340   $114,593    $87,223
Ratio of Expenses to Average Net
  Assets................................      0.45%      0.47%      0.53%      0.47%      0.47%
Ratio of Net Investment Income to
  Average Net Assets....................      1.65%      1.21%      1.38%      1.63%      1.69%
Portfolio Turnover Rate.................         4%         1%         2%         4%         2%
-----------------------------------------------------------------------------------------------

                                                        INTERNATIONAL SMALL COMPANY PORTFOLIO
                                          -----------------------------------------------------------------
                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                            ENDED         ENDED         ENDED         ENDED         ENDED
                                          NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                            2001          2000          1999          1998          1997
----------------------------------------  -----------------------------------------------------------------
Net Asset Value, Beginning of Period....  $   8.49      $   9.13      $   7.82      $   7.82      $   9.96
                                          --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.15          0.17          0.15          0.15          0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     (0.67)        (0.62)         1.31         (0.04)        (2.22)
                                          --------      --------      --------      --------      --------
    Total From Investment Operations....     (0.52)        (0.45)         1.46          0.11         (2.12)
----------------------------------------  -----------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.17)        (0.19)        (0.15)        (0.11)        (0.02)
  Net Realized Gains....................     (0.13)           --            --            --            --
                                          --------      --------      --------      --------      --------
    Total Distributions.................     (0.30)        (0.19)        (0.15)        (0.11)        (0.02)
----------------------------------------  -----------------------------------------------------------------
Net Asset Value, End of Period..........  $   7.67      $   8.49      $   9.13      $   7.82      $   7.82
========================================  =================================================================
Total Return............................     (6.36)%       (5.01)%       19.07%         1.49%       (21.35)%
----------------------------------------  -----------------------------------------------------------------
Net Assets, End of Period (thousands)...  $356,200      $309,060      $250,442      $273,992      $230,469
Ratio of Expenses to Average Net
  Assets................................      0.72%(a)      0.71%(a)      0.75%(a)      0.73%(a)      0.75%(a)
Ratio of Net Investment Income to
  Average Net Assets....................      2.02%         2.10%         1.76%         1.62%         1.46%
Portfolio Turnover Rate.................       N/A           N/A           N/A           N/A           N/A
----------------------------------------  -----------------------------------------------------------------

(a) For The International Small Company Portfolio, the expense ratios represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master
     Fund Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    JAPANESE SMALL COMPANY PORTFOLIO
                                          -----------------------------------------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....   $  9.90   $  11.11   $   9.10   $   9.45   $  21.03
                                           -------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.09       0.10       0.05       0.07       0.09
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     (1.46)     (1.24)      2.02      (0.31)    (10.45)
                                           -------   --------   --------   --------   --------
    Total From Investment Operations....     (1.37)     (1.14)      2.07      (0.24)    (10.36)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.11)     (0.07)     (0.06)     (0.11)     (0.06)
  Net Realized Gains....................        --         --         --         --      (1.16)
                                           -------   --------   --------   --------   --------
    Total Distributions.................     (0.11)     (0.07)     (0.06)     (0.11)     (1.22)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $  8.42   $   9.90   $  11.11   $   9.10   $   9.45
===============================================================================================
Total Return............................    (13.94)%   (10.23)%    22.96%     (2.37)%   (51.90)%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $76,570   $101,115   $144,533   $119,714   $114,017
Ratio of Expenses to Average Net
  Assets**..............................      0.74%      0.72%      0.73%      0.74%      0.73%
Ratio of Net Investment Income to
  Average Net Assets....................      0.93%      0.93%      0.61%      0.85%      0.50%
Portfolio Turnover Rate.................       N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate of Master Fund
  Series................................         9%         5%         6%         8%        13%
-----------------------------------------------------------------------------------------------

                                                   PACIFIC RIM SMALL COMPANY PORTFOLIO
                                          -----------------------------------------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       1999       1998       1997
----------------------------------------  -----------------------------------------------------
Net Asset Value, Beginning of Period....   $  7.89    $  9.76   $   6.55    $  9.52   $  16.63
                                           -------    -------   --------    -------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.25       0.34       0.20       0.25       0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     (0.06)     (1.80)      3.23      (2.40)     (6.22)
                                           -------    -------   --------    -------   --------
    Total From Investment Operations....      0.19      (1.46)      3.43      (2.15)     (5.90)
----------------------------------------  -----------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.38)     (0.41)     (0.22)     (0.32)     (0.33)
  Net Realized Gains....................        --         --         --      (0.50)     (0.88)
                                           -------    -------   --------    -------   --------
    Total Distributions.................     (0.38)     (0.41)     (0.22)     (0.82)     (1.21)
----------------------------------------  -----------------------------------------------------
Net Asset Value, End of Period..........   $  7.70    $  7.89   $   9.76    $  6.55   $   9.52
========================================  =====================================================
Total Return............................      2.32%    (15.65)%    54.36%    (23.98)%   (38.07)%
----------------------------------------  -----------------------------------------------------
Net Assets, End of Period (thousands)...   $74,185    $88,307   $131,782    $89,330   $111,320
Ratio of Expenses to Average Net
  Assets**..............................      0.75%      0.74%      0.94%      0.84%      0.84%
Ratio of Net Investment Income to
  Average Net Assets....................      3.18%      3.64%      2.50%      3.51%      1.95%
Portfolio Turnover Rate.................       N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate of Master Fund
  Series................................        10%         7%        34%        26%        24%
----------------------------------------  -----------------------------------------------------

 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                          -----------------------------------------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....   $ 19.31    $ 24.22    $ 21.63    $ 28.69   $  28.47
                                           -------    -------    -------    -------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.47       0.65       0.77       0.87       0.81
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     (1.26)     (1.89)      5.67      (4.27)      1.46
                                           -------    -------    -------    -------   --------
    Total From Investment Operations....     (0.79)     (1.24)      6.44      (3.40)      2.27
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.63)     (0.82)     (0.81)     (0.84)     (0.73)
  Net Realized Gains....................     (1.66)     (2.85)     (3.04)     (2.82)     (1.32)
                                           -------    -------    -------    -------   --------
    Total Distributions.................     (2.29)     (3.67)     (3.85)     (3.66)     (2.05)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $ 16.23    $ 19.31    $ 24.22    $ 21.63   $  28.69
===============================================================================================
Total Return............................     (5.36)%    (6.57)%    36.08%    (13.56)%     8.45%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $41,143    $56,400    $83,826    $79,231   $130,891
Ratio of Expenses to Average Net
  Assets**..............................      0.74%      0.73%      0.72%      0.72%      0.70%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses)**...........................      0.79%      0.74%      0.72%      0.72%      0.70%
Ratio of Net Investment Income to
  Average Net Assets....................      2.38%      2.59%      3.11%      2.87%      2.40%
Ratio of Net Investment Income to
  Average Net Assets
  (excluding waivers and assumption of
  expenses).............................      2.33%      2.58%      3.11%      2.87%      2.40%
Portfolio Turnover Rate.................       N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate of Master Fund
  Series................................        14%        11%         5%        11%         4%
-----------------------------------------------------------------------------------------------

                                                   CONTINENTAL SMALL COMPANY PORTFOLIO
                                          -----------------------------------------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       1999       1998       1997
----------------------------------------  -----------------------------------------------------
Net Asset Value, Beginning of Period....   $ 12.33   $  14.29   $  17.42   $  15.94   $  15.26
                                           -------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.27       0.33       0.24       0.28       0.29
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     (0.85)     (0.01)     (1.26)      2.55       1.55
                                           -------   --------   --------   --------   --------
    Total From Investment Operations....     (0.58)      0.32      (1.02)      2.83       1.84
----------------------------------------  -----------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.32)     (0.25)     (0.29)     (0.25)     (0.29)
  Net Realized Gains....................     (1.47)     (2.03)     (1.82)     (1.10)     (0.87)
                                           -------   --------   --------   --------   --------
    Total Distributions.................     (1.79)     (2.28)     (2.11)     (1.35)     (1.16)
----------------------------------------  -----------------------------------------------------
Net Asset Value, End of Period..........   $  9.96   $  12.33   $  14.29   $  17.42   $  15.94
========================================  =====================================================
Total Return............................     (5.85)%     2.26%     (6.26)%    19.42%     13.02%
----------------------------------------  -----------------------------------------------------
Net Assets, End of Period (thousands)...   $82,883   $110,220   $160,743   $199,838   $232,744
Ratio of Expenses to Average Net
  Assets**..............................      0.76%      0.72%      0.70%      0.70%      0.72%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses)**...........................      0.76%      0.72%      0.70%      0.70%      0.72%
Ratio of Net Investment Income to
  Average Net Assets....................      2.28%      1.92%      1.56%      1.32%      1.41%
Ratio of Net Investment Income to
  Average Net Assets
  (excluding waivers and assumption of
  expenses).............................      2.28%      1.92%      1.56%      1.32%      1.41%
Portfolio Turnover Rate.................       N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate of Master Fund
  Series................................        12%         9%        11%         1%         3%
----------------------------------------  -----------------------------------------------------

 ** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                          -----------------------------------------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $   7.84   $   8.49   $   7.54   $   7.95   $  10.45
                                          --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.19       0.18       0.14       0.15       0.12
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     (0.20)     (0.63)      1.12      (0.16)     (2.19)
                                          --------   --------   --------   --------   --------
    Total From Investment Operations....     (0.01)     (0.45)      1.26      (0.01)     (2.07)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.18)     (0.20)     (0.15)     (0.12)     (0.13)
  Net Realized Gains....................     (0.26)        --      (0.16)     (0.28)     (0.30)
                                          --------   --------   --------   --------   --------
    Total Distributions.................     (0.44)     (0.20)     (0.31)     (0.40)     (0.43)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $   7.39   $   7.84   $   8.49   $   7.54   $   7.95
===============================================================================================
Total Return............................     (0.15)%    (5.36)%    17.54%      0.17%    (20.60)%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $492,911   $472,235   $525,133   $450,801   $431,257
Ratio of Expenses to Average Net
  Assets................................      0.83%      0.82%      0.83%      0.86%      0.90%
Ratio of Net Investment Income to
  Average Net Assets....................      2.36%      2.28%      1.81%      1.85%      1.47%
Portfolio Turnover Rate.................        13%        16%        16%        19%        14%
Portfolio Turnover Rate of Master Fund
  Series................................      N/A+       N/A+       N/A+       N/A+       N/A+
-----------------------------------------------------------------------------------------------

                                                             EMERGING MARKETS PORTFOLIO
                                          -----------------------------------------------------------------
                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                            ENDED         ENDED         ENDED         ENDED         ENDED
                                          NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                            2001          2000          1999          1998          1997
----------------------------------------  -----------------------------------------------------------------
Net Asset Value, Beginning of Period....  $   9.52      $  12.37      $   8.16      $   9.61      $  11.71
                                          --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.12          0.11          0.08          0.13          0.12
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     (0.96)        (2.86)         4.22         (1.32)        (2.13)
                                          --------      --------      --------      --------      --------
    Total From Investment Operations....     (0.84)        (2.75)         4.30         (1.19)        (2.01)
----------------------------------------  -----------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.06)        (0.10)        (0.09)        (0.26)        (0.09)
  Net Realized Gains....................        --            --            --            --            --
                                          --------      --------      --------      --------      --------
    Total Distributions.................     (0.06)        (0.10)        (0.09)        (0.26)        (0.09)
----------------------------------------  -----------------------------------------------------------------
Net Asset Value, End of Period..........  $   8.62      $   9.52      $  12.37      $   8.16      $   9.61
========================================  =================================================================
Total Return............................     (8.95)%      (22.49)%       53.34%       (12.57)%      (17.27)%
----------------------------------------  -----------------------------------------------------------------
Net Assets, End of Period (thousands)...  $298,036      $286,152      $330,604      $225,227      $212,048
Ratio of Expenses to Average Net
  Assets................................      0.90%(a)      0.90%(a)      0.91%(a)      1.00%(a)      0.99%(a)
Ratio of Net Investment Income to
  Average Net Assets....................      1.50%         0.90%         0.90%         1.19%         1.19%
Portfolio Turnover Rate.................       N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series................................         6%           12%           16%           10%            1%
----------------------------------------  -----------------------------------------------------------------

        (a) Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
        N/A  Refer to the respective Master Fund Series
       N/A+ Not applicable, as the Portfolio is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   EMERGING MARKETS SMALL CAP PORTFOLIO
                                ------------------------------------------
                                  YEAR       YEAR       YEAR     MARCH 6,
                                  ENDED      ENDED      ENDED       TO
                                NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                  2001       2000       1999       1998
--------------------------------------------------------------------------
Net Asset Value, Beginning of
  Period......................   $  6.79    $ 14.88    $  9.09    $10.00
                                 -------    -------    -------    ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................      0.10       0.12       0.04     (0.01)
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............     (0.65)     (1.68)      6.11     (0.90)
                                 -------    -------    -------    ------
    Total From Investment
      Operations..............     (0.55)     (1.56)      6.15     (0.91)
--------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.06)     (0.15)     (0.06)       --
  Net Realized Gains..........     (0.85)     (6.38)     (0.30)       --
                                 -------    -------    -------    ------
    Total Distributions.......     (0.91)     (6.53)     (0.36)       --
--------------------------------------------------------------------------
Net Asset Value, End of
  Period......................   $  5.33    $  6.79    $ 14.88    $ 9.09
==========================================================================
Total Return..................     (9.44)%   (23.38)     70.30%    (9.10)%#
--------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................   $15,172    $10,992    $11,734    $5,021
Ratio of Expenses to Average
  Net Assets**................      1.56%      1.56%      1.77%     2.36%*
Ratio of Net Investment Income
  to Average Net Assets.......      1.18%      0.77%      0.73%    (0.29)%*
Portfolio Turnover Rate.......       N/A        N/A        N/A       N/A
Portfolio Turnover Rate of
  Master Fund Series..........        14%        20%        24%       13%
--------------------------------------------------------------------------

                                         DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                -----------------------------------------------------
                                  YEAR       YEAR       YEAR       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED
                                NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                  2001       2000       1999       1998       1997
------------------------------  -----------------------------------------------------
Net Asset Value, Beginning of
  Period......................  $  10.21   $  10.17   $  10.22   $  10.23   $  10.24
                                --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................      0.51       0.60       0.52       0.57       0.59
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............      0.11       0.04      (0.04)        --      (0.01)
                                --------   --------   --------   --------   --------
    Total From Investment
      Operations..............      0.62       0.64       0.48       0.57       0.58
------------------------------  -----------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.52)     (0.60)     (0.52)     (0.57)     (0.59)
  Net Realized Gains..........        --         --      (0.01)     (0.01)        --
                                --------   --------   --------   --------   --------
    Total Distributions.......     (0.52)     (0.60)     (0.53)     (0.58)     (0.59)
------------------------------  -----------------------------------------------------
Net Asset Value, End of
  Period......................  $  10.31   $  10.21   $  10.17   $  10.22   $  10.23
==============================  =====================================================
Total Return..................      6.21%      6.49%      4.80%      5.74%      5.84%
------------------------------  -----------------------------------------------------
Net Assets, End of Period
  (thousands).................  $739,847   $725,284   $712,520   $752,510   $752,237
Ratio of Expenses to Average
  Net Assets**................      0.20%      0.20%      0.21%      0.21%      0.22%
Ratio of Net Investment Income
  to Average Net Assets.......      5.04%      5.90%      5.07%      5.51%      5.79%
Portfolio Turnover Rate.......       N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate of
  Master Fund Series..........        55%        35%        58%        24%        83%
------------------------------  -----------------------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of their Master Fund
     Series.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                          -----------------------------------------------------------------
                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                            ENDED         ENDED         ENDED         ENDED         ENDED
                                          NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                            2001          2000          1999          1998          1997
-----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $  10.05      $  10.31      $  10.21      $  10.40      $  10.37
                                          --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.19          1.01          0.56          0.61          0.69
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      0.45         (0.41)        (0.09)         0.01         (0.12)
                                          --------      --------      --------      --------      --------
    Total From Investment Operations....      0.64          0.60          0.47          0.62          0.57
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.56)        (0.86)        (0.36)        (0.79)        (0.53)
  Net Realized Gains....................        --            --         (0.01)        (0.02)        (0.01)
  Tax Return of Capital.................     (0.18)           --            --            --            --
                                          --------      --------      --------      --------      --------
    Total Distributions.................     (0.74)        (0.86)        (0.37)        (0.81)        (0.54)
-----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $   9.95      $  10.05      $  10.31      $  10.21      $  10.40
===========================================================================================================
Total Return............................      6.75%         6.18%         4.69%         6.39%         5.66%
-----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $596,119      $518,491      $531,488      $440,885      $418,905
Ratio of Expenses to Average Net
  Assets................................      0.27%(a)      0.27%(a)      0.27%(a)      0.29%(a)      0.34%(a)
Ratio of Net Investment Income to
  Average Net Assets....................      1.34%         9.97%         5.59%         5.90%         6.70%
Portfolio Turnover Rate.................       N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund
  Series................................       113%           73%           78%          113%          119%
-----------------------------------------------------------------------------------------------------------

                                                     DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                          ---------------------------------------------------------
                                            YEAR         YEAR         YEAR       YEAR       YEAR
                                            ENDED        ENDED        ENDED      ENDED      ENDED
                                          NOV. 30,     NOV. 30,     NOV. 30,   NOV. 30,   NOV. 30,
                                            2001         2000         1999       1998       1997
----------------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of Period....  $  10.32     $  10.26     $  10.35   $  10.36   $  10.42
                                          --------     --------     --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.49         0.59         0.49       0.54       0.59
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      0.32         0.01        (0.08)      0.01      (0.06)
                                          --------     --------     --------   --------   --------
    Total From Investment Operations....      0.81         0.60         0.41       0.55       0.53
----------------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.57)       (0.54)       (0.50)     (0.56)     (0.59)
  Net Realized Gains....................        --           --           --         --         --
  Tax Return of Capital.................        --           --           --         --         --
                                          --------     --------     --------   --------   --------
    Total Distributions.................     (0.57)       (0.54)       (0.50)     (0.56)     (0.59)
----------------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period..........  $  10.56     $  10.32     $  10.26   $  10.35   $  10.36
========================================  =========================================================
Total Return............................      8.18%        6.16%        4.11%      5.50%      5.39%
----------------------------------------  ---------------------------------------------------------
Net Assets, End of Period (thousands)...  $243,880     $218,557     $219,022   $210,986   $204,377
Ratio of Expenses to Average Net
  Assets................................      0.27%        0.28%        0.28%      0.29%      0.29%
Ratio of Net Investment Income to
  Average Net Assets....................      4.79%        5.75%        4.95%      5.18%      5.95%
Portfolio Turnover Rate.................       189%          60%          57%         7%        28%
Portfolio Turnover Rate of Master Fund
  Series................................      N/A+         N/A+         N/A+       N/A+       N/A+
----------------------------------------  ---------------------------------------------------------

        (a) Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.
        N/A  Refer to the respective Master Fund Series
       N/A+ Not applicable, as the DFA Five-Year Government Portfolio is a stand-alone registered investment company.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                          -----------------------------------------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $  10.50   $  10.53   $  10.65   $  10.88   $  11.04
                                          --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.50       0.61       0.37       0.45       0.48
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      0.22         --       0.01       0.42       0.33
                                          --------   --------   --------   --------   --------
    Total From Investment Operations....      0.72       0.61       0.38       0.87       0.81
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.72)     (0.64)     (0.22)     (1.04)     (0.88)
  Net Realized Gains....................        --                 (0.28)     (0.06)     (0.09)
                                          --------   --------   --------   --------   --------
    Total Distributions.................     (0.72)     (0.64)     (0.50)     (1.10)     (0.97)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $  10.50   $  10.50   $  10.53   $  10.65   $  10.88
===============================================================================================
Total Return............................      7.23%      6.09%      3.63%      8.78%      7.87%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $628,936   $517,325   $472,334   $371,619   $250,078
Ratio of Expenses to Average Net
  Assets................................      0.37%      0.38%      0.39%      0.41%      0.42%
Ratio of Net Investment Income to
  Average Net Assets....................      4.04%      4.15%      3.62%      3.87%      4.50%
Portfolio Turnover Rate.................       113%        80%        59%        74%        95%
-----------------------------------------------------------------------------------------------

                                           DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                          -----------------------------------------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       1999       1998       1997
----------------------------------------  -----------------------------------------------------
Net Asset Value, Beginning of Period....  $  11.18   $  10.84   $  11.78   $  11.28   $  11.22
                                          --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.65       0.63       0.61       0.61       0.66
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      0.71       0.38      (0.89)      0.59       0.06
                                          --------   --------   --------   --------   --------
    Total From Investment Operations....      1.36       1.01      (0.28)      1.20       0.72
----------------------------------------  -----------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.64)     (0.63)     (0.58)     (0.65)     (0.66)
  Net Realized Gains....................        --      (0.04)     (0.08)     (0.05)        --
                                          --------   --------   --------   --------   --------
    Total Distributions.................     (0.64)     (0.67)     (0.66)     (0.70)     (0.66)
----------------------------------------  -----------------------------------------------------
Net Asset Value, End of Period..........  $  11.90   $  11.18   $  10.84   $  11.78   $  11.28
========================================  =====================================================
Total Return............................     12.57%      9.75%     (2.41)%    11.07%      6.75%
----------------------------------------  -----------------------------------------------------
Net Assets, End of Period (thousands)...  $310,661   $286,444   $256,376   $239,035   $136,555
Ratio of Expenses to Average Net
  Assets................................      0.16%      0.18%      0.21%      0.24%      0.25%
Ratio of Net Investment Income to
  Average Net Assets....................      5.60%      6.00%      5.58%      5.77%      6.20%
Portfolio Turnover Rate.................        17%         8%        13%        24%        24%
----------------------------------------  -----------------------------------------------------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-two of the Fund's thirty-nine portfolios (the "Portfolios") are included in this report. Of the remaining seventeen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, seven are presented in separate reports, and four have not commenced operations.

    Effective April 1, 2001 several of the Portfolios changed their names. The U.S. 4-10 Value Portfolio is now known as the U.S. Small XM Value Portfolio; the U.S. 6-10 Value Portfolio is now the U.S. Small Cap Value Portfolio; the U.S. 6-10 Small Company Portfolio is now the U.S. Small Cap Portfolio and the U.S. 9-10 Small Company Portfolio is now the U.S. Micro Cap Portfolio.

    The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                PERCENTAGE
                                                                                                OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                         SERIES (MASTER FUNDS)                         AT 11/30/01
------------------------------------------------  -------------------------------------------   -----------
U.S. Large Company Portfolio                      The U.S. Large Company Series                  30%
Enhanced U.S. Large Company Portfolio             The Enhanced U.S. Large Company Series         100%
U.S. Large Cap Value Portfolio                    The U.S. Large Cap Value Series                71%
U.S. Small XM Value Portfolio                     The U.S. Small XM Value Series                 9%
U.S. Small Cap Value Portfolio                    The U.S. Small Cap Value Series                96%
U.S. Small Cap Portfolio                          The U.S. Small Cap Series                      79%
U.S. Micro Cap Portfolio                          The U.S. Micro Cap Series                      100%
International Small Company Portfolio             The Japanese Small Company Series              60%
                                                  The Pacific Rim Small Company Series           43%
                                                  The United Kingdom Small Company Series        57%
                                                  The Continental Small Company Series           60%
Japanese Small Company Portfolio                  The Japanese Small Company Series              40%
Pacific Rim Small Company Portfolio               The Pacific Rim Small Company Series           57%
United Kingdom Small Company Portfolio            The United Kingdom Small Company Series        43%
Continental Small Company Portfolio               The Continental Small Company Series           40%
Emerging Markets Portfolio                        The Emerging Markets Series                    97%
Emerging Markets Small Cap Portfolio              The Emerging Markets Small Cap Series          44%
DFA One-Year Fixed Income Portfolio               The DFA One-Year Fixed Income Series           100%
DFA Two-Year Global Fixed Income Portfolio        The DFA Two-Year Global Fixed Income Series    100%

    Each Feeder Fund, with the exception of the International Small Company Portfolio, invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the Large Cap International Portfolio and the DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Securities held by the DFA Five-Year Government Portfolio, the DFA Five-Year Global Fixed Income Portfolio and the DFA Intermediate Government Fixed Income Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for the U.S. Large Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

    The U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio each accrue their respective share of income and expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

    The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the year ended November 30, 2001, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

DFA Real Estate Securities Portfolio........................  .30 of 1%
Large Cap International Portfolio...........................  .25 of 1%
DFA International Small Cap Value Portfolio.................  .65 of 1%
DFA Five-Year Government Portfolio..........................  .20 of 1%
DFA Five-Year Global Fixed Income Portfolio.................  .25 of 1%
DFA Intermediate Government Fixed Income Portfolio..........  .10 of 1%(a)

    (a) Effective June 1, 1999, the DFA Intermediate Government Fixed Income Portfolio changed its advisory fee from .15 of 1% of average daily net assets to .10 of 1% of average daily net assets.

    For the year ended November 30, 2001, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates of average daily net assets:

U.S. Large Company Portfolio................................  .215 of 1%
Enhanced U.S. Large Company Portfolio.......................  .15 of 1%
U.S. Large Cap Value Portfolio..............................  .15 of 1%
U.S. Small XM Value Portfolio...............................  .30 of 1%
U.S. Small Cap Value Portfolio..............................  .30 of 1%
U.S. Small Cap Portfolio....................................  .32 of 1%
U.S. Micro Cap Portfolio....................................  .40 of 1%
International Small Company Portfolio.......................  .40 of 1%
Japanese Small Company Portfolio............................  .40 of 1%
Pacific Rim Small Company Portfolio.........................  .40 of 1%

United Kingdom Small Company Portfolio......................  .40 of 1%
Continental Small Company Portfolio.........................  .40 of 1%
Emerging Markets Portfolio..................................  .40 of 1%
Emerging Markets Small Cap Portfolio........................  .45 of 1%
DFA One-Year Fixed Income Portfolio.........................  .10 of 1%
DFA Two-Year Global Fixed Income Portfolio..................  .10 of 1%

    At November 30, 2001, approximately $1,423,000 of previously waived fees of the U.S. Large Company Portfolio was subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2002.

    Effective February 23, 1999, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of U.S. Small XM Value Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.50% of the average daily net assets of the Portfolio.

    At November 30, 2001, approximately $24,000 of waived fees of United Kingdom Small Company Portfolio were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2003.

    Effective August 1, 1997, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of the Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio.

    Certain officers of the Portfolios are also officers, and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Portfolios made the following purchases and sales of investment securities (amounts in thousands):

                                                                U.S. GOVERNMENT        OTHER INVESTMENT
                                                                  SECURITIES              SECURITIES
                                                             ---------------------   --------------------
                                                             PURCHASES     SALES     PURCHASES    SALES
                                                             ---------   ---------   ---------   --------
DFA Real Estate Securities Portfolio.......................        --          --    $ 61,410    $14,321
Large Cap International Portfolio..........................        --          --      63,434     15,977
DFA International Small Cap Value Portfolio................        --          --     110,509     63,155
DFA Five-Year Government Portfolio.........................  $411,165    $273,284          --         --
DFA Five-Year Global Fixed Income Portfolio................        --          --     775,676    518,809
DFA Intermediate Government Fixed Income Portfolio.........    32,383      23,934      25,643     26,506

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
U.S. Large Company Portfolio...............................      $238,003           $(119,164)     $ 118,839
Enhanced U.S. Large Company Portfolio......................            --             (26,256)       (26,256)
U.S. Large Cap Value Portfolio.............................         8,617                  --          8,617
U.S. Small XM Value Portfolio..............................         7,618                  --          7,618
U.S. Small Cap Value Portfolio.............................       312,307                  --        312,307
U.S. Small Cap Portfolio...................................            --              (8,966)        (8,966)
U.S. Micro Cap Portfolio...................................        60,111                  --         60,111
DFA Real Estate Securities Portfolio.......................        42,310              (9,285)        33,025
Large Cap International Portfolio..........................        27,189             (85,590)       (58,401)
International Small Company Portfolio......................           533             (81,927)       (81,394)
Japanese Small Company Portfolio...........................         8,939            (169,540)      (160,601)
Pacific Rim Small Company Portfolio........................        48,962            (103,262)       (54,300)

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
United Kingdom Small Company Portfolio.....................      $ 17,811           $ (15,193)     $   2,618
Continental Small Company Portfolio........................        54,530             (51,750)         2,780
DFA International Small Cap Value Portfolio................        58,640            (202,780)      (144,140)
Emerging Markets Portfolio.................................        56,342            (127,163)       (70,821)
Emerging Markets Small Cap Portfolio.......................         3,028              (8,709)        (5,681)
DFA One-Year Fixed Income Portfolio........................         9,396                  --          9,396
DFA Two-Year Global Fixed Income Portfolio.................         8,241                  --          8,241
DFA Five-Year Government Portfolio.........................         1,307              (1,644)          (337)
DFA Five-Year Global Fixed Income Portfolio................         1,749                (313)        (1,436)
DFA Intermediate Government Fixed Income Portfolio.........        17,320                (140)        17,180

    At November 30, 2001, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                  EXPIRES ON NOVEMBER 30,
                                                                ----------------------------
                                                    2002  2003  2004   2005    2006    2007    2008     2009     TOTAL
                                                    ----  ----  ----  ------  ------  ------  -------  -------  -------
U.S. Large Company Portfolio......................    --   --     --      --      --      --  $   513  $ 8,453  $ 8,966
Enhanced U.S. Large Company Portfolio.............    --   --     --      --      --      --       --        9        9
Large Cap International Portfolio.................    --   --     --      --      --      --       --    2,431    2,431
International Small Company Portfolio.............    --   --     --      --      --      --       --   11,868   11,868
Japanese Small Company Portfolio..................    --   --     --  $1,532  $7,918  $2,826      632    3,508   16,416
Pacific Rim Small Company Portfolio...............    --   --     --      --      --     566       --      907    1,473
DFA International Small Cap Value Portfolio.......    --   --     --      --      --      --       --   15,095   15,095
Emerging Markets Portfolio........................    --   --     --      --     962   1,813       --   18,234   21,009
Emerging Markets Small Cap Portfolio..............    --   --     --      --      --      --       --      526      526
DFA One-Year Fixed Income Portfolio...............    --   --     --      --      --      86       69       --      155
DFA Two-Year Global Fixed Income Portfolio........    --   --     --      --      --      --      112    1,068    1,180
DFA Five-Year Government Portfolio................  $792   --   $887      --      --      70    1,227       --    2,976
DFA Intermediate Government Fixed Income
 Portfolio........................................    --   --     --      --      --      --       --       44       44

    Certain of the Portfolios' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Small Cap Value Portfolio realized gains on the sale of passive foreign investment companies of $1,054,143, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. COMPONENTS OF NET ASSETS AND SHARES AUTHORIZED:

    At November 30, 2001, net assets consists of (amounts in thousands):

                                                                              UNREALIZED
                                                                             APPRECIATION
                                                              ACCUMULATED  (DEPRECIATION) OF UNREALIZED
                                    ACCUMULATED               NET REALIZED    INVESTMENT     NET FOREIGN
                                        NET      ACCUMULATED    FOREIGN     SECURITIES AND    EXCHANGE               NUMBER OF
                         PAID-IN    INVESTMENT   NET REALIZED   EXCHANGE        FOREIGN         GAIN     TOTAL NET     SHARES
                         CAPITAL   INCOME (LOSS) GAIN (LOSS)  GAIN (LOSS)      CURRENCY        (LOSS)      ASSETS    AUTHORIZED
                        ---------- ------------- ------------ ------------ ----------------- ----------- ---------- ------------
U.S. Large Company
 Portfolio............. $  739,451    $ 2,255      $(25,276)         --        $ 135,491           --    $  851,921 200,000,000
Enhanced U.S. Large
 Company Portfolio.....    117,045         --        (7,804)         --          (18,461)          --        90,780 100,000,000
U.S. Large Cap Value
 Portfolio.............  1,038,018      3,578        23,886          --          101,129           --     1,166,611 200,000,000
U.S. Small XM Value
 Portfolio.............     58,500        583         2,311                        7,736                     69,130 100,000,000
U.S. Small Cap Value
 Portfolio.............  2,138,201     12,741       336,581          --          427,138           --     2,914,661 300,000,000
U.S. Small Cap
 Portfolio.............    723,248      3,241        22,635          --           35,154           --       784,278 100,000,000
U.S. Micro Cap
 Portfolio.............  1,297,258      9,907       165,798          --          133,404           --     1,606,367 300,000,000
DFA Real Estate
 Securities
 Portfolio.............    239,860      9,486           180          --           34,206           --       283,732 100,000,000
Large Cap International
 Portfolio.............    400,577      5,129        (2,897)     $ (125)         (57,803)      $  (10)      344,871 150,000,000
International Small
 Company Portfolio.....    442,948      5,763       (11,188)       (123)         (81,164)         (36)      356,200 100,000,000
Japanese Small Company
 Portfolio.............    253,183        460       (19,128)        (45)        (157,881)         (19)       76,570  50,000,000
Pacific Rim Small
 Company Portfolio.....    127,454        646          (346)        (24)         (53,543)          (2)       74,185  50,000,000
United Kingdom Small
 Company Portfolio.....     35,411      1,228         1,865           1            2,638           --        41,143  20,000,000
Continental Small
 Company Portfolio.....     69,901      2,570         7,639         (61)           2,813           21        82,883  50,000,000
DFA International Small
 Cap Value Portfolio...    641,250      8,616       (13,194)         11         (143,722)         (50)      492,911 200,000,000
Emerging Markets
 Portfolio.............    386,364      3,357       (24,539)       (529)         (66,604)         (13)      298,036 100,000,000
Emerging Markets Small
 Cap Portfolio.........     21,309        129          (526)        (49)          (5,691)          --        15,172 100,000,000
DFA One-Year Fixed
 Income Portfolio......    730,606         --        (5,097)         --           14,338           --       739,847 300,000,000
DFA Two-Year Global
 Fixed Income
 Portfolio.............    589,056         --        (9,059)         --           16,122           --       596,119 200,000,000
DFA Five-Year
 Government
 Portfolio.............    242,023      5,171        (2,977)         --             (337)          --       243,880 100,000,000
DFA Five-Year Global
 Fixed Income
 Portfolio.............    620,290      4,117           687       4,252           (1,436)       1,026       628,936 100,000,000
DFA Intermediate
 Government Fixed
 Income Portfolio......    289,278      4,247           (44)         --           17,180           --       310,661 100,000,000

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price

(including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    All open repurchase agreements were entered into on November 30, 2001.

    2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2001, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the related net unrealized foreign exchange gain is reflected in the accompanying financial statements:

                                                                                                            UNREALIZED
                                                                                             VALUE AT         FOREIGN
     EXPIRATION                                                             CONTRACT       NOVEMBER 30,      EXCHANGE
        DATE                             CURRENCY SOLD                       AMOUNT            2001         GAIN (LOSS)
---------------------   ------------------------------------------------  -------------   ---------------   -----------
      12/17/01          5,420,811,681   Japanese Yen                      $ 44,659,820     $ 44,073,909     $  585,911
      12/17/01            596,055,494   Swedish Krona                       56,029,197       55,741,381        287,816
      12/17/01             13,022,202   British Pounds                      18,748,715       18,553,851        194,864
      12/28/01             78,673,386   Australian Dollar                   41,036,820       40,848,701        188,119
      12/28/01             61,016,429   Canadian Dollar                     38,602,743       38,823,906       (221,163)
                                                                          ------------     ------------     ----------
                                                                          $199,077,295     $198,041,748     $1,035,547
                                                                          ============     ============     ==========

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The DFA Five-Year Global Fixed Income Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. For the year ended November 30, 2001, borrowings under the line were as follows:

                                            WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                             AVERAGE     AVERAGE LOAN     DAYS      EXPENSE   BORROWED DURING
                                          INTEREST RATE    BALANCE     OUTSTANDING  INCURRED    THE PERIOD
                                          -------------  ------------  -----------  --------  ---------------
DFA Real Estate Securities Portfolio....      7.35%       $  170,000        2        $   69     $  272,000
International Small Company Portfolio...      7.25%        1,654,286        7         2,332      2,350,000
United Kingdom Small Company Portfolio..      7.25%          500,000        2           201        500,000
Continental Small Company Portfolio.....      7.25%          480,000        5           483      1,210,000
DFA International Small Cap Value
  Portfolio.............................      7.08%        2,625,000        8         4,129      3,800,000
Emerging Markets Small Cap Portfolio....      6.77%           56,667        3            32        130,000
Large Cap International Portfolio.......      2.87%        1,776,000       10         1,418      2,800,000

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the DFA International Small Cap Value Portfolio, Large Cap International Portfolio, and the DFA Five-Year Global Fixed Income Portfolio with an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. The Large Cap International Portfolio had an outstanding borrowing of $1,720,000 plus accrued interest, at an interest rate of 2.84%, under the international line of credit at November 30, 2001. The remaining portfolios had no outstanding borrowings under the line of credit at November 30, 2001.

I. REIMBURSEMENT FEES:

    Shares of the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio, the Emerging Markets Small Cap Portfolio and the DFA International Small Cap Value Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital.

    The reimbursement fees for the Japanese Small Company Portfolio and the Emerging Markets Portfolio are .50% of the net asset value of their shares. The reimbursement fees for the Pacific Rim Small Company Portfolio, the Continental Small Company Portfolio and the Emerging Markets Small Cap Portfolio are 1.00% of the net asset value of their shares. The reimbursement fee for the DFA International Small Cap Value Portfolio and the International Small Company Portfolio are 0.675% of the net asset value of its shares.

J. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with JPMorganChase, UBS Warburg and Fuji Securities which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at November 30, 2001, was as follows:

                                                                            VALUE OF       COLLATERAL OF
                                                     MARKET VALUE OF     COLLATERAL AND     REPURCHASE
DOMESTIC EQUITY PORTFOLIOS                          SECURITIES ON LOAN   INDEMNIFICATION    AGREEMENTS
--------------------------                          ------------------   ---------------   -------------
DFA Real Estate Securities Portfolio..............     $ 2,402,644          $ 2,929,900     $ 2,990,112

INTERNATIONAL EQUITY PORTFOLIOS
-------------------------------
Large Cap International Portfolio.................       6,663,366            7,043,208       7,217,982
International Small Cap Value Portfolio...........      32,303,991           36,541,407      38,318,393

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIOS AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S Small XM Value Portfolio (previously The U.S. 4-10 Value Portfolio), U.S. Small Cap Value Portfolio (previously The U.S. 6-10 Value Portfolio), U.S. Small Cap Portfolio (previously The U.S. 6-10 Small Company Portfolio), U.S. Micro Cap Portfolio (previously The U.S. 9-10 Small Company Portfolio), DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodians, transfer agent of the investee funds and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA INTERNATIONAL        MSCI EAFE
          VALUE PORTFOLIO   INDEX (NET DIVIDENDS)
                   $10,000                $10,000
Mar. 94             $9,733                 $9,569
Apr. 94            $10,060                 $9,975
May 94             $10,119                 $9,918
Jun. 94            $10,234                $10,058
Jul. 94            $10,433                $10,155
Aug. 94            $10,593                $10,396
Sep. 94            $10,220                $10,068
Oct. 94            $10,649                $10,404
Nov. 94            $10,086                 $9,903
Dec. 94            $10,144                 $9,966
Jan. 95             $9,743                 $9,583
Feb. 95             $9,722                 $9,556
Mar. 95            $10,292                $10,152
Apr. 95            $10,613                $10,533
May 95             $10,543                $10,408
Jun. 95            $10,439                $10,225
Jul. 95            $11,026                $10,862
Aug. 95            $10,642                $10,448
Sep. 95            $10,708                $10,652
Oct. 95            $10,504                $10,365
Nov. 95            $10,787                $10,653
Dec. 95            $11,310                $11,083
Jan. 96            $11,423                $11,128
Feb. 96            $11,485                $11,166
Mar. 96            $11,651                $11,404
Apr. 96            $12,102                $11,736
May 96             $11,989                $11,520
Jun. 96            $12,027                $11,584
Jul. 96            $11,707                $11,246
Aug. 96            $11,748                $11,271
Sep. 96            $11,951                $11,570
Oct. 96            $11,836                $11,452
Nov. 96            $12,365                $11,908
Dec. 96            $12,193                $11,755
Jan. 97            $11,787                $11,343
Feb. 97            $11,895                $11,529
Mar. 97            $11,934                $11,571
Apr. 97            $11,869                $11,632
May 97             $12,768                $12,389
Jun. 97            $13,313                $13,072
Jul. 97            $13,497                $13,284
Aug. 97            $12,613                $12,291
Sep. 97            $13,069                $12,980
Oct. 97            $12,387                $11,983
Nov. 97            $11,856                $11,861
Dec. 97            $11,811                $11,964
Jan. 98            $12,518                $12,511
Feb. 98            $13,337                $13,314
Mar. 98            $13,926                $13,724
Apr. 98            $13,971                $13,832
May 98             $14,092                $13,764
Jun. 98            $13,957                $13,869
Jul. 98            $14,113                $14,009
Aug. 98            $12,263                $12,273
Sep. 98            $11,600                $11,898
Oct. 98            $12,754                $13,138
Nov. 98            $13,314                $13,810
Dec. 98            $13,567                $14,356
Jan. 99            $13,295                $14,313
Feb. 99            $12,956                $13,972
Mar. 99            $13,748                $14,555
Apr. 99            $14,563                $15,144
May 99             $13,828                $14,364
Jun. 99            $14,445                $14,924
Jul. 99            $14,960                $15,368
Aug. 99            $15,108                $15,425
Sep. 99            $15,166                $15,580
Oct. 99            $15,085                $16,157
Nov. 99            $15,039                $16,717
Dec. 99            $15,777                $18,219
Jan. 00            $14,559                $17,062
Feb. 00            $14,197                $17,521
Mar. 00            $14,975                $18,201
Apr. 00            $14,588                $17,243
May 00             $14,858                $16,822
Jun. 00            $15,897                $17,480
Jul. 00            $15,377                $16,748
Aug. 00            $15,506                $16,894
Sep. 00            $15,058                $16,071
Oct. 00            $14,939                $15,692
Nov. 00            $14,927                $15,103
Dec. 00            $15,749                $15,639
Jan. 01            $15,775                $15,631
Feb. 01            $15,294                $14,459
Mar. 01            $14,368                $13,495
Apr. 01            $15,117                $14,433
May 01             $15,002                $13,923
Jun. 01            $14,712                $13,354
Jul. 01            $14,405                $13,111
Aug. 01            $14,611                $12,779
Sep. 01            $12,749                $11,484
Oct. 01            $12,827                $11,778
Nov. 01            $13,292                $12,202

         ANNUALIZED                  ONE          FIVE       FROM
         TOTAL RETURN (%)            YEAR        YEARS    MARCH 1994
         -----------------------------------------------------------
                                    -10.96        1.46       3.74

- THE PORTFOLIO INVESTS IN THE DFA INTERNATIONAL VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW         TWELVE MONTHS ENDED NOVEMBER 30, 2001

    International equity markets were generally weak for the twelve months ended November 30, 2001: prices fell in nine of the ten largest country constituents of the MSCI EAFE Index. Expressed in local currency terms, losses exceeded 20% in six of the ten largest markets. Net returns for U.S. dollar-based investors were enhanced by modest strength in the euro, Swiss franc and British pound, and diminished by weakness in the Australian dollar, Japanese yen, and Swedish krona. The combined result was a minor drag on returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was -18.21% in local currency and -19.14% in U.S. dollars.

                      TOTAL RETURNS FOR 12 MONTHS ENDED NOVEMBER 30, 2001
                      ---------------------------------------------------
                                                                   LOCAL
                                                                 CURRENCY         U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                     RETURN            RETURN
-----------------------------                                 ---------------   ---------------
United Kingdom..............................................          -10.83%           -10.31%
Japan.......................................................          -20.84%           -28.77%
France......................................................          -20.80%           -18.53%
Germany.....................................................          -20.12%           -17.87%
Switzerland.................................................          -19.80%           -15.47%
Netherlands.................................................          -21.85%           -19.64%
Italy.......................................................          -27.51%           -25.43%
Australia...................................................            6.32%             5.17%
Spain.......................................................           -6.02%            -3.34%
Sweden......................................................          -21.72%           -26.50%

--------------

Source: Morgan Stanley Capital International

    Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

      TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001 (U.S. DOLLARS)
      -----------------------------------------------------------------
                                                                   TOTAL
INDEX                                                             RETURNS
-----                                                         ---------------
MSCI EAFE Small Cap Index (price only)......................          -11.74%
Salomon Extended Market Index -- EPAC (small companies).....          -13.01%
MSCI EAFE Value Index (net dividends).......................          -14.83%
MSCI EAFE Index (net dividends).............................          -19.14%
MSCI EAFE Growth Index (net dividends)......................          -23.59%

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO

    The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series of The DFA Investment Trust Company (the "Master Fund") that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 511 stocks in twenty-one developed country markets, as of November 30, 2001, and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.5% of the Master Fund's assets.

    As a result of the DFA International Value Portfolio's diversified approach, performance was principally determined by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the twelve-month period ended November 30, 2001, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were -19.14% for the MSCI EAFE Index (net dividends), -23.59% for the MSCI EAFE Growth Index (net dividends) and -14.83% for the MSCI EAFE Value Index (net dividends). Total return for the DFA International Value Portfolio over this period was -10.96%.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (44,295,473 Shares, Cost
  $480,088)++ at Value+.....................................  $   449,599
Receivables:
  Investment Securities Sold................................       20,795
  Fund Shares Sold..........................................          174
Prepaid Expenses and Other Assets...........................           10
                                                              -----------
    Total Assets............................................      470,578
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................       20,969
Accrued Expenses and Other Liabilites.......................          113
                                                              -----------
    Total Liabilities.......................................       21,082
                                                              -----------

NET ASSETS..................................................  $   449,496
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE (Authorized
  200,000,000)..............................................   43,635,934
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     10.30
                                                              ===========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   477,623
Accumulated Net Investment Income (Loss)....................        1,140
Accumulated Net Realized Gain (Loss)........................        1,222
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................      (30,489)
                                                              -----------
    Total Net Assets........................................  $   449,496
                                                              ===========

--------------

+  See Note B to the financial statements.

++ The cost for federal income tax purposes is $496,009.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $ 12,490
                                                                     --------

EXPENSES
  Administrative Services...................................            1,068
  Accounting & Transfer Agent Fees..........................               39
  Legal Fees................................................               31
  Audit Fees................................................                6
  Filing Fees...............................................               18
  Shareholders' Reports.....................................               19
  Directors' Fees and Expenses..............................                6
  Other.....................................................                2
                                                                     --------
        Total Expenses......................................            1,189
                                                                     --------
    NET INVESTMENT INCOME (LOSS)............................           11,301
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................           19,624
  Net Realized Gain (Loss) on Investment Securities Sold....          (13,583)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          (76,921)
                                                                     --------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          (70,880)
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(59,579)
                                                                     ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                        YEAR             YEAR
                                                                       ENDED            ENDED
                                                                      NOV. 30,         NOV. 30,
                                                                        2001             2000
                                                                     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $  11,301        $   9,124
  Capital Gain Distribution Received from The DFA Investment
    Trust Company...........................................            19,624           27,596
  Net Realized Gain (Loss) on Investment Securities Sold....           (13,583)           4,273
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           (76,921)         (44,238)
                                                                     ---------        ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           (59,579)          (3,245)
                                                                     ---------        ---------

Distributions From:
  Net Investment Income.....................................           (11,902)          (8,181)
  Net Realized Gains........................................           (33,502)          (6,381)
                                                                     ---------        ---------
        Total Distributions.................................           (45,404)         (14,562)
                                                                     ---------        ---------
Capital Share Transactions (1):
  Shares Issued.............................................           132,014          369,569
  Shares Issued in Lieu of Cash Distributions...............            45,396           14,544
  Shares Redeemed...........................................          (192,165)        (250,785)
                                                                     ---------        ---------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           (14,755)         133,328
                                                                     ---------        ---------
        Total Increase (Decrease)...........................          (119,738)         115,521
NET ASSETS
    Beginning of Period.....................................           569,234          453,713
                                                                     ---------        ---------
    End of Period...........................................         $ 449,496        $ 569,234
                                                                     =========        =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            11,732           28,698
    Shares Issued in Lieu of Cash Distributions.............             3,828            1,115
    Shares Redeemed.........................................           (17,173)         (19,276)
                                                                     ---------        ---------
                                                                        (1,613)          10,537
                                                                     =========        =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999         1998         1997
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  12.58     $  13.07     $  11.88     $  10.94     $  11.90
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.25         0.24         0.28         0.24         0.19
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (1.50)       (0.32)        1.24         1.08        (0.65)
                                     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................     (1.25)       (0.08)        1.52         1.32        (0.46)
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.27)       (0.22)       (0.29)       (0.24)       (0.21)
  Net Realized Gains...............     (0.76)       (0.19)       (0.04)       (0.14)       (0.29)
                                     --------     --------     --------     --------     --------
  Total Distributions..............     (1.03)       (0.41)       (0.33)       (0.38)       (0.50)
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $  10.30     $  12.58     $  13.07     $  11.88     $  10.94
                                     ========     ========     ========     ========     ========
Total Return.......................    (10.96)%      (0.72)%      12.96%       12.29%       (4.04)%

Net Assets, End of Period
  (thousands)......................  $449,496     $569,234     $453,713     $435,587     $370,117
Ratio of Expenses to Average Net
  Assets **........................      0.51%        0.52%        0.52%        0.53%        0.56%
Ratio of Net Investment Income to
  Average Net Assets...............      2.12%        1.76%        2.21%        2.04%        1.72%
Portfolio Turnover Rate............       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series .....................         6%           9%           6%          15%          23%

--------------

** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At November 30, 2001, the Portfolio owned 37% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2001, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................        --
Gross Unrealized Depreciation...............................  $(46,410)
                                                              --------
Net.........................................................  $(46,410)
                                                              ========

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the Portfolio an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS
------------------------------------------------------------
THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
MARCH 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

           U.S. LARGE    S&P 500
         COMPANY SERIES   INDEX
                $10,000  $10,000
Mar. 93         $10,212  $10,215
Apr. 93          $9,959   $9,965
May 93          $10,222  $10,234
Jun. 93         $10,243  $10,268
Jul. 93         $10,202  $10,219
Aug. 93         $10,580  $10,609
Sep. 93         $10,509  $10,530
Oct. 93         $10,724  $10,744
Nov. 93         $10,621  $10,643
Dec. 93         $10,756  $10,774
Jan. 94         $11,109  $11,135
Feb. 94         $10,808  $10,834
Mar. 94         $10,350  $10,363
Apr. 94         $10,485  $10,498
May 94          $10,652  $10,669
Jun. 94         $10,401  $10,405
Jul. 94         $10,736  $10,750
Aug. 94         $11,177  $11,187
Sep. 94         $10,913  $10,917
Oct. 94         $11,155  $11,167
Nov. 94         $10,759  $10,758
Dec. 94         $10,918  $10,915
Jan. 95         $11,197  $11,198
Feb. 95         $11,636  $11,633
Mar. 95         $11,978  $11,977
Apr. 95         $12,322  $12,326
May 95          $12,816  $12,813
Jun. 95         $13,118  $13,114
Jul. 95         $13,551  $13,550
Aug. 95         $13,584  $13,587
Sep. 95         $14,158  $14,156
Oct. 95         $14,104  $14,107
Nov. 95         $14,714  $14,728
Dec. 95         $14,996  $15,000
Jan. 96         $15,512  $15,516
Feb. 96         $15,644  $15,665
Mar. 96         $15,797  $15,815
Apr. 96         $16,028  $16,048
May 96          $16,420  $16,462
Jun. 96         $16,488  $16,529
Jul. 96         $15,767  $15,794
Aug. 96         $16,089  $16,129
Sep. 96         $16,988  $17,035
Oct. 96         $17,454  $17,502
Nov. 96         $18,775  $18,830
Dec. 96         $18,398  $18,461
Jan. 97         $19,551  $19,608
Feb. 97         $19,696  $19,766
Mar. 97         $18,886  $18,944
Apr. 97         $20,006  $20,075
May 97          $21,227  $21,308
Jun. 97         $22,169  $22,258
Jul. 97         $23,934  $24,025
Aug. 97         $22,603  $22,689
Sep. 97         $23,835  $23,933
Oct. 97         $23,046  $23,133
Nov. 97         $24,099  $24,205
Dec. 97         $24,509  $24,621
Jan. 98         $24,786  $24,894
Feb. 98         $26,573  $26,689
Mar. 98         $27,925  $28,056
Apr. 98         $28,202  $28,339
May 98          $27,714  $27,851
Jun. 98         $28,845  $28,982
Jul. 98         $28,533  $28,675
Aug. 98         $24,427  $24,529
Sep. 98         $25,981  $26,101
Oct. 98         $28,067  $28,223
Nov. 98         $29,788  $29,933
Dec. 98         $31,551  $31,657
Jan. 99         $32,838  $32,981
Feb. 99         $31,807  $31,955
Mar. 99         $33,083  $33,233
Apr. 99         $34,347  $34,519
May 99          $33,536  $33,705
Jun. 99         $35,387  $35,575
Jul. 99         $34,290  $34,465
Aug. 99         $34,112  $34,293
Sep. 99         $33,181  $33,353
Oct. 99         $35,288  $35,465
Nov. 99         $35,997  $36,185
Dec. 99         $38,139  $38,316
Jan. 00         $36,220  $36,392
Feb. 00         $35,543  $35,705
Mar. 00         $39,005  $39,196
Apr. 00         $37,807  $38,017
May 00          $37,032  $37,237
Jun. 00         $37,888  $38,153
Jul. 00         $37,354  $37,558
Aug. 00         $39,673  $39,890
Sep. 00         $37,574  $37,784
Oct. 00         $37,409  $37,626
Nov. 00         $34,469  $34,661
Dec. 00         $34,645  $34,830
Jan. 01         $35,874  $36,067
Feb. 01         $32,603  $32,778
Mar. 01         $30,539  $30,700
Apr. 01         $32,903  $33,085
May 01          $33,103  $33,307
Jun. 01         $32,292  $32,497
Jul. 01         $31,982  $32,179
Aug. 01         $29,974  $30,164
Sep. 01         $27,555  $27,727
Oct. 01         $28,076  $28,257
Nov. 01         $30,226  $30,424

    ANNUALIZED                      ONE             FIVE           FROM
    TOTAL RETURN (%)               YEAR            YEARS        MARCH 1993
    ----------------------------------------------------------------------
                                  -12.31            9.99          13.48

- THE SERIES INTENDS TO INVEST IN ALL OF THE STOCKS THAT COMPRISE THE S&P 500 INDEX IN APPROXIMATELY THE SAME PROPORTIONS AS THEY ARE REPRESENTED IN THE INDEX.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ENHANCED U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
AUGUST 1996-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

         ENHANCED U.S. LARGE COMPANY SERIES  S&P 500 INDEX
                                    $10,000        $10,000
Aug. 96                             $10,202        $10,212
Sep. 96                             $10,809        $10,786
Oct. 96                             $11,183        $11,081
Nov. 96                             $12,027        $11,923
Dec. 96                             $11,730        $11,689
Jan. 97                             $12,474        $12,415
Feb. 97                             $12,580        $12,515
Mar. 97                             $11,972        $11,995
Apr. 97                             $12,734        $12,711
May 97                              $13,567        $13,491
Jun. 97                             $14,149        $14,093
Jul. 97                             $15,303        $15,212
Aug. 97                             $14,461        $14,366
Sep. 97                             $15,215        $15,153
Oct. 97                             $14,790        $14,647
Nov. 97                             $15,349        $15,325
Dec. 97                             $15,617        $15,589
Jan. 98                             $15,888        $15,762
Feb. 98                             $16,972        $16,898
Mar. 98                             $17,826        $17,764
Apr. 98                             $18,027        $17,943
May 98                              $17,668        $17,634
Jun. 98                             $18,414        $18,350
Jul. 98                             $18,182        $18,156
Aug. 98                             $15,540        $15,531
Sep. 98                             $16,626        $16,526
Oct. 98                             $18,006        $17,870
Nov. 98                             $19,033        $18,953
Dec. 98                             $20,275        $20,044
Jan. 99                             $21,007        $20,882
Feb. 99                             $20,325        $20,233
Mar. 99                             $21,178        $21,042
Apr. 99                             $21,983        $21,856
May 99                              $21,381        $21,340
Jun. 99                             $22,631        $22,525
Jul. 99                             $21,869        $21,822
Aug. 99                             $21,751        $21,713
Sep. 99                             $21,222        $21,118
Oct. 99                             $22,576        $22,455
Nov. 99                             $22,946        $22,911
Dec. 99                             $24,259        $24,260
Jan. 00                             $22,985        $23,042
Feb. 00                             $22,622        $22,607
Mar. 00                             $24,810        $24,818
Apr. 00                             $24,016        $24,071
May 00                              $23,466        $23,577
Jun. 00                             $23,994        $24,157
Jul. 00                             $23,644        $23,780
Aug. 00                             $25,152        $25,257
Sep. 00                             $23,819        $23,924
Oct. 00                             $23,714        $23,823
Nov. 00                             $21,883        $21,946
Dec. 00                             $21,951        $22,053
Jan. 01                             $22,733        $22,836
Feb. 01                             $20,657        $20,754
Mar. 01                             $19,327        $19,438
Apr. 01                             $20,811        $20,948
May 01                              $20,946        $21,088
Jun. 01                             $20,402        $20,576
Jul. 01                             $20,243        $20,374
Aug. 01                             $19,014        $19,099
Sep. 01                             $17,586        $17,556
Oct. 01                             $17,976        $17,891
Nov. 01                             $19,332        $19,263

    ANNUALIZED                      ONE             FIVE           FROM
    TOTAL RETURN (%)               YEAR            YEARS        AUGUST 1996
    -----------------------------------------------------------------------
                                  -11.66            9.96           13.16

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS BY INVESTING IN AN ENHANCED CASH PORTFOLIO IN COMBINATION WITH THE S&P 500 INDEX FUTURES AND SWAPS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of -C- STOCKS, BONDS, BILLS AND INFLATION YEARBOOK-TM-, Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
APRIL 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

         U.S. LARGE CAP VALUE SERIES  RUSSELL 1000 VALUE INDEX
                             $10,000                   $10,000
Apr. 93                       $9,971                    $9,872
May 93                       $10,079                   $10,070
Jun. 93                      $10,293                   $10,292
Jul. 93                      $10,440                   $10,407
Aug. 93                      $10,693                   $10,783
Sep. 93                      $10,507                   $10,800
Oct. 93                      $10,634                   $10,793
Nov. 93                      $10,535                   $10,570
Dec. 93                      $10,788                   $10,771
Jan. 94                      $11,098                   $11,178
Feb. 94                      $10,598                   $10,796
Mar. 94                      $10,169                   $10,394
Apr. 94                      $10,329                   $10,594
May 94                       $10,259                   $10,716
Jun. 94                      $10,045                   $10,460
Jul. 94                      $10,490                   $10,785
Aug. 94                      $10,793                   $11,095
Sep. 94                      $10,478                   $10,726
Oct. 94                      $10,683                   $10,875
Nov. 94                      $10,204                   $10,436
Dec. 94                      $10,327                   $10,556
Jan. 95                      $10,565                   $10,881
Feb. 95                      $11,163                   $11,311
Mar. 95                      $11,334                   $11,559
Apr. 95                      $11,749                   $11,924
May 95                       $12,361                   $12,426
Jun. 95                      $12,631                   $12,595
Jul. 95                      $13,185                   $13,033
Aug. 95                      $13,582                   $13,217
Sep. 95                      $14,051                   $13,695
Oct. 95                      $13,474                   $13,560
Nov. 95                      $14,211                   $14,247
Dec. 95                      $14,313                   $14,605
Jan. 96                      $14,720                   $15,060
Feb. 96                      $14,939                   $15,175
Mar. 96                      $15,459                   $15,433
Apr. 96                      $15,712                   $15,492
May 96                       $15,978                   $15,685
Jun. 96                      $15,513                   $15,698
Jul. 96                      $14,824                   $15,104
Aug. 96                      $15,413                   $15,536
Sep. 96                      $15,721                   $16,155
Oct. 96                      $16,235                   $16,780
Nov. 96                      $17,406                   $17,996
Dec. 96                      $17,235                   $17,766
Jan. 97                      $17,852                   $18,628
Feb. 97                      $18,207                   $18,902
Mar. 97                      $17,374                   $18,221
Apr. 97                      $17,945                   $18,986
May 97                       $19,338                   $20,048
Jun. 97                      $19,933                   $20,908
Jul. 97                      $21,931                   $22,480
Aug. 97                      $21,608                   $21,680
Sep. 97                      $22,747                   $22,989
Oct. 97                      $21,582                   $22,348
Nov. 97                      $21,811                   $23,336
Dec. 97                      $22,116                   $24,017
Jan. 98                      $22,411                   $23,678
Feb. 98                      $24,369                   $25,272
Mar. 98                      $25,736                   $26,819
Apr. 98                      $25,878                   $26,998
May 98                       $25,661                   $26,599
Jun. 98                      $25,599                   $26,939
Jul. 98                      $24,711                   $26,465
Aug. 98                      $20,213                   $22,527
Sep. 98                      $21,238                   $23,820
Oct. 98                      $22,973                   $25,666
Nov. 98                      $24,411                   $26,862
Dec. 98                      $24,817                   $27,775
Jan. 99                      $25,298                   $27,998
Feb. 99                      $24,648                   $27,603
Mar. 99                      $25,444                   $28,174
Apr. 99                      $28,151                   $30,806
May 99                       $28,123                   $30,467
Jun. 99                      $28,593                   $31,350
Jul. 99                      $27,409                   $30,432
Aug. 99                      $26,425                   $29,303
Sep. 99                      $25,006                   $28,280
Oct. 99                      $25,964                   $29,909
Nov. 99                      $25,541                   $29,676
Dec. 99                      $26,036                   $29,818
Jan. 00                      $24,211                   $28,846
Feb. 00                      $22,034                   $26,703
Mar. 00                      $25,157                   $29,961
Apr. 00                      $25,914                   $29,613
May 00                       $25,862                   $29,924
Jun. 00                      $24,065                   $28,556
Jul. 00                      $25,128                   $28,913
Aug. 00                      $26,598                   $30,521
Sep. 00                      $26,165                   $30,802
Oct. 00                      $27,198                   $31,560
Nov. 00                      $26,325                   $30,389
Dec. 00                      $28,755                   $31,911
Jan. 01                      $30,170                   $32,032
Feb. 01                      $30,149                   $31,142
Mar. 01                      $29,229                   $30,043
Apr. 01                      $30,968                   $31,515
May 01                       $31,869                   $32,224
Jun. 01                      $31,481                   $31,508
Jul. 01                      $31,440                   $31,442
Aug. 01                      $30,053                   $30,181
Sep. 01                      $26,711                   $28,057
Oct. 01                      $26,690                   $27,815
Nov. 01                      $29,209                   $29,431

    ANNUALIZED                  ONE         FIVE           FROM
    TOTAL RETURN (%)           YEAR        YEARS        APRIL 1993
    --------------------------------------------------------------
                               10.96       10.91          13.17

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS AND MARKET CAPITALIZATION BY INVESTING IN U.S. LARGE COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKETS CAPS OF APPROXIMATELY $10 BILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF APPROXIMATELY 1.0 OF PUBLICLY TRADED U.S. COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS
------------------------------------------------------------
THE U.S. SMALL XM VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
MARCH 1998-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

         U.S. SMALL XM VALUE SERIES  RUSSELL 2000 VALUE INDEX
                            $10,000                   $10,000
Mar. 98                     $10,428                   $10,406
Apr. 98                     $10,545                   $10,457
May 98                      $10,058                   $10,087
Jun. 98                      $9,804                   $10,029
Jul. 98                      $8,977                    $9,244
Aug. 98                      $7,419                    $7,796
Sep. 98                      $7,634                    $8,237
Oct. 98                      $8,247                    $8,482
Nov. 98                      $8,446                    $8,711
Dec. 98                      $8,673                    $8,985
Jan. 99                      $8,633                    $8,781
Feb. 99                      $7,991                    $8,181
Mar. 99                      $8,100                    $8,114
Apr. 99                      $9,155                    $8,855
May 99                       $9,511                    $9,127
Jun. 99                     $10,063                    $9,457
Jul. 99                      $9,846                    $9,233
Aug. 99                      $9,461                    $8,895
Sep. 99                      $9,185                    $8,717
Oct. 99                      $8,889                    $8,543
Nov. 99                      $8,986                    $8,587
Dec. 99                      $9,266                    $8,851
Jan. 00                      $8,662                    $8,620
Feb. 00                      $8,405                    $9,147
Mar. 00                      $9,235                    $9,190
Apr. 00                      $9,327                    $9,244
May 00                       $9,204                    $9,102
Jun. 00                      $8,979                    $9,368
Jul. 00                      $9,204                    $9,680
Aug. 00                      $9,716                   $10,113
Sep. 00                      $9,583                   $10,055
Oct. 00                      $9,603                   $10,019
Nov. 00                      $9,293                    $9,815
Dec. 00                     $10,394                   $10,869
Jan. 01                     $11,053                   $11,169
Feb. 01                     $11,042                   $11,153
Mar. 01                     $10,640                   $10,975
Apr. 01                     $11,355                   $11,483
May 01                      $11,768                   $11,778
Jun. 01                     $12,171                   $12,251
Jul. 01                     $12,182                   $11,977
Aug. 01                     $12,070                   $11,935
Sep. 01                     $10,260                   $10,617
Oct. 01                     $10,562                   $10,894
Nov. 01                     $11,534                   $11,678

    ANNUALIZED                  ONE          FROM
    TOTAL RETURN (%)           YEAR       MARCH 1998
    ------------------------------------------------
                               24.12         3.88

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $1.1 BILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF APPROXIMATELY 1.1 OF PUBLICLY TRADED U.S. COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE U.S. SMALL CAP VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

         U.S. SMALL CAP VALUE SERIES  RUSSELL 2000 VALUE INDEX
                             $10,000                   $10,000
Apr. 93                       $9,788                    $9,760
May 93                       $10,050                   $10,067
Jun. 93                      $10,060                   $10,162
Jul. 93                      $10,363                   $10,337
Aug. 93                      $10,706                   $10,741
Sep. 93                      $11,079                   $10,999
Oct. 93                      $11,452                   $11,251
Nov. 93                      $11,260                   $10,964
Dec. 93                      $11,486                   $11,286
Jan. 94                      $12,079                   $11,688
Feb. 94                      $12,049                   $11,654
Mar. 94                      $11,650                   $11,133
Apr. 94                      $11,731                   $11,242
May 94                       $11,772                   $11,226
Jun. 94                      $11,558                   $10,936
Jul. 94                      $11,752                   $11,138
Aug. 94                      $12,161                   $11,576
Sep. 94                      $12,120                   $11,453
Oct. 94                      $11,947                   $11,243
Nov. 94                      $11,545                   $10,789
Dec. 94                      $11,664                   $11,113
Jan. 95                      $11,789                   $11,060
Feb. 95                      $12,205                   $11,469
Mar. 95                      $12,350                   $11,525
Apr. 95                      $12,787                   $11,867
May 95                       $13,152                   $12,121
Jun. 95                      $13,673                   $12,536
Jul. 95                      $14,422                   $12,993
Aug. 95                      $14,879                   $13,379
Sep. 95                      $15,067                   $13,579
Oct. 95                      $14,339                   $13,037
Nov. 95                      $14,872                   $13,554
Dec. 95                      $15,133                   $13,974
Jan. 96                      $15,089                   $14,067
Feb. 96                      $15,415                   $14,288
Mar. 96                      $15,849                   $14,588
Apr. 96                      $16,675                   $14,986
May 96                       $17,327                   $15,365
Jun. 96                      $16,968                   $15,184
Jul. 96                      $15,915                   $14,376
Aug. 96                      $16,644                   $15,000
Sep. 96                      $17,209                   $15,409
Oct. 96                      $17,340                   $15,588
Nov. 96                      $18,166                   $16,427
Dec. 96                      $18,569                   $16,961
Jan. 97                      $19,052                   $17,222
Feb. 97                      $19,052                   $17,385
Mar. 97                      $18,558                   $16,919
Apr. 97                      $18,478                   $17,168
May 97                       $20,234                   $18,535
Jun. 97                      $21,509                   $19,473
Jul. 97                      $22,795                   $20,290
Aug. 97                      $23,611                   $20,613
Sep. 97                      $25,436                   $21,984
Oct. 97                      $24,541                   $21,386
Nov. 97                      $24,335                   $21,621
Dec. 97                      $24,359                   $22,354
Jan. 98                      $24,067                   $21,949
Feb. 98                      $25,888                   $23,277
Mar. 98                      $26,945                   $24,222
Apr. 98                      $27,481                   $24,341
May 98                       $26,437                   $23,479
Jun. 98                      $25,913                   $23,346
Jul. 98                      $24,014                   $21,518
Aug. 98                      $19,593                   $18,148
Sep. 98                      $20,153                   $19,173
Oct. 98                      $21,020                   $19,743
Nov. 98                      $22,132                   $20,278
Dec. 98                      $22,652                   $20,915
Jan. 99                      $23,016                   $20,440
Feb. 99                      $21,118                   $19,044
Mar. 99                      $20,725                   $18,888
Apr. 99                      $22,947                   $20,612
May 99                       $24,030                   $21,245
Jun. 99                      $25,505                   $22,014
Jul. 99                      $25,393                   $21,492
Aug. 99                      $24,705                   $20,706
Sep. 99                      $24,057                   $20,291
Oct. 99                      $23,227                   $19,886
Nov. 99                      $24,294                   $19,989
Dec. 99                      $25,698                   $20,603
Jan. 00                      $25,510                   $20,065
Feb. 00                      $27,880                   $21,291
Mar. 00                      $27,975                   $21,391
Apr. 00                      $26,985                   $21,517
May 00                       $25,870                   $21,188
Jun. 00                      $27,174                   $21,807
Jul. 00                      $27,158                   $22,533
Aug. 00                      $29,167                   $23,540
Sep. 00                      $28,634                   $23,406
Oct. 00                      $27,565                   $23,322
Nov. 00                      $26,066                   $22,846
Dec. 00                      $28,099                   $25,300
Jan. 01                      $31,005                   $25,998
Feb. 01                      $30,403                   $25,961
Mar. 01                      $29,667                   $25,546
Apr. 01                      $31,489                   $26,729
May 01                       $33,447                   $27,416
Jun. 01                      $34,708                   $28,518
Jul. 01                      $34,146                   $27,879
Aug. 01                      $33,699                   $27,781
Sep. 01                      $28,796                   $24,714
Oct. 01                      $29,939                   $25,359
Nov. 01                      $32,286                   $27,183

    ANNUALIZED                  ONE         FIVE           FROM
    TOTAL RETURN (%)           YEAR        YEARS        APRIL 1993
    --------------------------------------------------------------
                               23.86       12.19          14.48

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $450 MILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF 1.1 OF PUBLICLY TRADED U.S. COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
MARCH 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

         U.S. SMALL CAP SERIES  RUSSELL 2000 INDEX
                       $10,000             $10,000
Mar. 93                $10,237             $10,324
Apr. 93                 $9,928             $10,040
May 93                 $10,330             $10,484
Jun. 93                $10,289             $10,549
Jul. 93                $10,371             $10,694
Aug. 93                $10,721             $11,156
Sep. 93                $11,010             $11,471
Oct. 93                $11,248             $11,767
Nov. 93                $10,974             $11,383
Dec. 93                $11,289             $11,773
Jan. 94                $11,639             $12,141
Feb. 94                $11,549             $12,097
Mar. 94                $10,995             $11,460
Apr. 94                $11,018             $11,528
May 94                 $10,962             $11,398
Jun. 94                $10,647             $11,014
Jul. 94                $10,804             $11,195
Aug. 94                $11,323             $11,819
Sep. 94                $11,379             $11,778
Oct. 94                $11,425             $11,731
Nov. 94                $11,039             $11,257
Dec. 94                $11,178             $11,559
Jan. 95                $11,252             $11,413
Feb. 95                $11,621             $11,888
Mar. 95                $11,841             $12,091
Apr. 95                $12,234             $12,360
May 95                 $12,480             $12,572
Jun. 95                $13,119             $13,225
Jul. 95                $13,931             $13,987
Aug. 95                $14,337             $14,276
Sep. 95                $14,595             $14,532
Oct. 95                $13,845             $13,882
Nov. 95                $14,259             $14,465
Dec. 95                $14,598             $14,847
Jan. 96                $14,639             $14,831
Feb. 96                $15,135             $15,294
Mar. 96                $15,470             $15,610
Apr. 96                $16,502             $16,445
May 96                 $17,360             $17,093
Jun. 96                $16,568             $16,391
Jul. 96                $15,188             $14,960
Aug. 96                $16,086             $15,829
Sep. 96                $16,595             $16,448
Oct. 96                $16,355             $16,195
Nov. 96                $16,993             $16,862
Dec. 96                $17,248             $17,304
Jan. 97                $17,820             $17,650
Feb. 97                $17,449             $17,222
Mar. 97                $16,631             $16,410
Apr. 97                $16,445             $16,456
May 97                 $18,315             $18,287
Jun. 97                $19,258             $19,072
Jul. 97                $20,402             $19,958
Aug. 97                $21,159             $20,415
Sep. 97                $22,796             $21,910
Oct. 97                $21,807             $20,948
Nov. 97                $21,491             $20,812
Dec. 97                $21,491             $21,176
Jan. 98                $21,254             $20,841
Feb. 98                $22,814             $22,382
Mar. 98                $23,763             $23,304
Apr. 98                $24,103             $23,432
May 98                 $22,850             $22,169
Jun. 98                $22,544             $22,215
Jul. 98                $20,815             $20,416
Aug. 98                $16,543             $16,451
Sep. 98                $17,577             $17,739
Oct. 98                $18,358             $18,463
Nov. 98                $19,564             $19,431
Dec. 98                $20,384             $20,633
Jan. 99                $20,722             $20,908
Feb. 99                $18,952             $19,214
Mar. 99                $18,784             $19,514
Apr. 99                $20,497             $21,262
May 99                 $21,306             $21,573
Jun. 99                $22,568             $22,548
Jul. 99                $22,380             $21,930
Aug. 99                $21,796             $21,119
Sep. 99                $21,683             $21,123
Oct. 99                $21,438             $21,210
Nov. 99                $23,207             $22,476
Dec. 99                $25,648             $25,020
Jan. 00                $25,627             $24,617
Feb. 00                $29,917             $28,682
Mar. 00                $28,634             $26,791
Apr. 00                $26,383             $25,179
May 00                 $24,996             $23,711
Jun. 00                $27,560             $25,778
Jul. 00                $26,802             $24,948
Aug. 00                $29,011             $26,852
Sep. 00                $28,442             $26,062
Oct. 00                $27,202             $24,900
Nov. 00                $24,710             $22,343
Dec. 00                $26,366             $24,262
Jan. 01                $28,670             $25,526
Feb. 01                $26,767             $23,851
Mar. 01                $25,565             $22,685
Apr. 01                $27,569             $24,459
May 01                 $28,870             $25,061
Jun. 01                $30,323             $25,925
Jul. 01                $29,195             $24,523
Aug. 01                $28,319             $23,731
Sep. 01                $24,312             $20,537
Oct. 01                $25,914             $21,738
Nov. 01                $27,943             $23,420

    ANNUALIZED                  ONE         FIVE           FROM
    TOTAL RETURN (%)           YEAR        YEARS        MARCH 1993
    --------------------------------------------------------------
                               13.08       10.46          12.46

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $600 MILLION.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

------------------------------------------------------------
THE U.S. MICRO CAP SERIES VS.
CRSP 9-10 INDEX
DECEMBER 1997-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. MICRO CAP SERIES  CRSP 9-10 INDEX
                       $10,000          $10,000
Dec. 97                 $9,826           $9,852
Jan. 98                 $9,776           $9,833
Feb. 98                $10,416          $10,465
Mar. 98                $10,916          $10,998
Apr. 98                $11,106          $11,303
May 98                 $10,556          $10,700
Jun. 98                $10,346          $10,350
Jul. 98                 $9,656           $9,712
Aug. 98                 $7,715           $7,611
Sep. 98                 $8,005           $7,883
Oct. 98                 $8,295           $8,186
Nov. 98                 $8,919           $8,877
Dec. 98                 $9,156           $9,079
Jan. 99                 $9,413           $9,587
Feb. 99                 $8,767           $8,966
Mar. 99                 $8,444           $8,721
Apr. 99                 $9,246           $9,515
May 99                  $9,603           $9,827
Jun. 99                $10,149          $10,198
Jul. 99                $10,249          $10,374
Aug. 99                $10,060          $10,108
Sep. 99                 $9,837           $9,956
Oct. 99                 $9,760           $9,750
Nov. 99                $10,710          $10,776
Dec. 99                $11,929          $11,994
Jan. 00                $12,644          $12,796
Feb. 00                $15,626          $14,707
Mar. 00                $14,457          $13,982
Apr. 00                $12,658          $12,697
May 00                 $11,641          $11,914
Jun. 00                $13,236          $12,674
Jul. 00                $12,810          $12,506
Aug. 00                $14,005          $13,307
Sep. 00                $13,702          $12,892
Oct. 00                $12,741          $11,882
Nov. 00                $11,334          $10,520
Dec. 00                $11,552          $10,368
Jan. 01                $13,141          $13,044
Feb. 01                $12,223          $11,681
Mar. 01                $11,639          $10,954
Apr. 01                $12,505          $11,641
May 01                 $13,706          $12,800
Jun. 01                $14,201          $13,100
Jul. 01                $13,847          $12,738
Aug. 01                $13,441          $12,347
Sep. 01                $11,728          $10,794
Oct. 01                $12,488          $11,750
Nov. 01                $13,337          $12,854

    ANNUALIZED                  ONE            FROM
    TOTAL RETURN (%)           YEAR       DECEMBER 1997
    ----------------------------------------------------
                               17.67           7.46

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED U.S. SMALL COMPANIES WITH AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $250 MILLION.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
MARCH 1994-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
                                $10,000                          $10,000
Mar. 94                          $9,733                           $9,569
Apr. 94                         $10,060                           $9,975
May 94                          $10,119                           $9,918
Jun. 94                         $10,239                          $10,058
Jul. 94                         $10,438                          $10,155
Aug. 94                         $10,598                          $10,396
Sep. 94                         $10,228                          $10,068
Oct. 94                         $10,658                          $10,404
Nov. 94                         $10,099                           $9,903
Dec. 94                         $10,159                           $9,966
Jan. 95                          $9,757                           $9,583
Feb. 95                          $9,736                           $9,556
Mar. 95                         $10,312                          $10,152
Apr. 95                         $10,633                          $10,533
May 95                          $10,573                          $10,408
Jun. 95                         $10,463                          $10,225
Jul. 95                         $11,052                          $10,862
Aug. 95                         $10,676                          $10,448
Sep. 95                         $10,740                          $10,652
Oct. 95                         $10,536                          $10,365
Nov. 95                         $10,826                          $10,653
Dec. 95                         $11,351                          $11,083
Jan. 96                         $11,464                          $11,128
Feb. 96                         $11,537                          $11,166
Mar. 96                         $11,698                          $11,404
Apr. 96                         $12,154                          $11,736
May 96                          $12,040                          $11,520
Jun. 96                         $12,083                          $11,584
Jul. 96                         $11,760                          $11,246
Aug. 96                         $11,811                          $11,271
Sep. 96                         $12,019                          $11,570
Oct. 96                         $11,904                          $11,452
Nov. 96                         $12,434                          $11,908
Dec. 96                         $12,271                          $11,755
Jan. 97                         $11,861                          $11,343
Feb. 97                         $11,969                          $11,529
Mar. 97                         $12,013                          $11,571
Apr. 97                         $11,948                          $11,632
May 97                          $12,855                          $12,389
Jun. 97                         $13,413                          $13,072
Jul. 97                         $13,598                          $13,284
Aug. 97                         $12,706                          $12,291
Sep. 97                         $13,174                          $12,980
Oct. 97                         $12,483                          $11,983
Nov. 97                         $11,955                          $11,861
Dec. 97                         $11,907                          $11,964
Jan. 98                         $12,627                          $12,511
Feb. 98                         $13,456                          $13,314
Mar. 98                         $14,051                          $13,724
Apr. 98                         $14,095                          $13,832
May 98                          $14,227                          $13,764
Jun. 98                         $14,089                          $13,869
Jul. 98                         $14,245                          $14,009
Aug. 98                         $12,382                          $12,273
Sep. 98                         $11,716                          $11,898
Oct. 98                         $12,883                          $13,138
Nov. 98                         $13,448                          $13,810
Dec. 98                         $13,711                          $14,356
Jan. 99                         $13,439                          $14,313
Feb. 99                         $13,099                          $13,972
Mar. 99                         $13,906                          $14,555
Apr. 99                         $14,732                          $15,144
May 99                          $13,985                          $14,364
Jun. 99                         $14,616                          $14,924
Jul. 99                         $15,144                          $15,368
Aug. 99                         $15,292                          $15,425
Sep. 99                         $15,347                          $15,580
Oct. 99                         $15,278                          $16,157
Nov. 99                         $15,231                          $16,717
Dec. 99                         $15,983                          $18,219
Jan. 00                         $14,752                          $17,062
Feb. 00                         $14,383                          $17,521
Mar. 00                         $15,182                          $18,201
Apr. 00                         $14,787                          $17,243
May 00                          $15,071                          $16,822
Jun. 00                         $16,121                          $17,480
Jul. 00                         $15,597                          $16,748
Aug. 00                         $15,735                          $16,894
Sep. 00                         $15,280                          $16,071
Oct. 00                         $15,167                          $15,692
Nov. 00                         $15,155                          $15,103
Dec. 00                         $15,996                          $15,639
Jan. 01                         $16,021                          $15,631
Feb. 01                         $15,539                          $14,459
Mar. 01                         $14,591                          $13,495
Apr. 01                         $15,360                          $14,433
May 01                          $15,244                          $13,923
Jun. 01                         $14,954                          $13,354
Jul. 01                         $14,650                          $13,111
Aug. 01                         $14,861                          $12,779
Sep. 01                         $12,966                          $11,484
Oct. 01                         $13,046                          $11,778
Nov. 01                         $13,523                          $12,202

    ANNUALIZED                      ONE             FIVE           FROM
    TOTAL RETURN (%)               YEAR            YEARS        MARCH 1994
    ----------------------------------------------------------------------
                                  -10.77            1.69           3.97

- THE SERIES INVESTS IN COMPANIES WITH MARKET CAPITALIZATION OF AT LEAST $800 MILLION AND BOOK-TO-MARKET RATIOS IN THE UPPER 30% OF LARGE PUBLICLY TRADED NON-U.S. COMPANIES. COUNTRY WEIGHTINGS REFLECT THE MSCI EAFE INDEX MARKET CAPITALIZATION WEIGHT.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-JAPAN
SEPTEMBER 1996-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         JAPANESE SMALL     SALOMON SMITH BARNEY
         COMPANY SERIES  EXTENDED MARKET INDEX-JAPAN
                 $9,950                      $10,000
Sep. 96         $10,000                      $10,086
Oct. 96          $9,298                       $9,440
Nov. 96          $9,011                       $9,222
Dec. 96          $7,905                       $8,296
Jan. 97          $7,134                       $7,522
Feb. 97          $7,085                       $7,518
Mar. 97          $6,571                       $7,094
Apr. 97          $6,463                       $7,090
May 97           $7,540                       $8,121
Jun. 97          $7,659                       $8,362
Jul. 97          $6,789                       $7,716
Aug. 97          $6,058                       $6,913
Sep. 97          $5,139                       $6,260
Oct. 97          $5,277                       $6,233
Nov. 97          $4,358                       $5,363
Dec. 97          $3,587                       $4,635
Jan. 98          $4,585                       $5,484
Feb. 98          $4,950                       $5,672
Mar. 98          $4,506                       $5,335
Apr. 98          $4,279                       $5,172
May 98           $4,091                       $4,999
Jun. 98          $4,190                       $5,055
Jul. 98          $4,151                       $5,001
Aug. 98          $3,706                       $4,623
Sep. 98          $3,498                       $4,536
Oct. 98          $3,943                       $5,143
Nov. 98          $4,269                       $5,328
Dec. 98          $4,190                       $5,503
Jan. 99          $4,289                       $5,491
Feb. 99          $4,121                       $5,321
Mar. 99          $4,605                       $5,956
Apr. 99          $5,080                       $6,239
May 99           $4,853                       $6,010
Jun. 99          $5,317                       $6,469
Jul. 99          $5,574                       $6,936
Aug. 99          $5,682                       $7,248
Sep. 99          $5,692                       $7,534
Oct. 99          $5,593                       $7,529
Nov. 99          $5,277                       $7,503
Dec. 99          $4,823                       $7,263
Jan. 00          $4,872                       $7,207
Feb. 00          $4,625                       $6,948
Mar. 00          $5,297                       $7,500
Apr. 00          $4,734                       $6,939
May 00           $4,961                       $7,016
Jun. 00          $5,692                       $7,758
Jul. 00          $5,001                       $6,774
Aug. 00          $5,376                       $7,318
Sep. 00          $5,139                       $7,025
Oct. 00          $4,615                       $6,438
Nov. 00          $4,754                       $6,420
Dec. 00          $4,378                       $5,966
Jan. 01          $4,349                       $5,896
Feb. 01          $4,438                       $5,807
Mar. 01          $4,388                       $5,649
Apr. 01          $4,932                       $6,259
May 01           $4,981                       $6,300
Jun. 01          $4,942                       $6,092
Jul. 01          $4,576                       $5,711
Aug. 01          $4,695                       $5,719
Sep. 01          $4,280                       $5,314
Oct. 01          $4,408                       $5,359
Nov. 01          $4,112                       $5,118

    ANNUALIZED                      ONE               FIVE                FROM
    TOTAL RETURN (%)               YEAR               YEARS          SEPTEMBER 1996
    -------------------------------------------------------------------------------
                                  -13.94             -14.61              -15.57

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE LOWER HALF OF COMPANIES ON THE FIRST AND SECOND SECTIONS OF THE TOKYO STOCK EXCHANGE.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-Japan is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS
------------------------------------------------------------
THE PACIFIC RIM SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-PACIFIC RIM EX. JAPAN
SEPTEMBER 1996-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         PACIFIC RIM SMALL  SALOMON SMITH BARNEY EXTENDED
          COMPANY SERIES    MARKET INDEX-PAC RIM EX. JAPAN
                    $9,900                         $10,000
Sep. 96            $10,056                         $10,212
Oct. 96            $10,164                         $10,421
Nov. 96            $10,477                         $11,086
Dec. 96            $10,232                         $11,122
Jan. 97            $10,448                         $11,146
Feb. 97            $11,035                         $11,732
Mar. 97            $10,545                         $11,210
Apr. 97            $10,300                         $10,987
May 97             $10,683                         $11,438
Jun. 97            $10,781                         $11,592
Jul. 97            $10,732                         $11,593
Aug. 97            $10,135                         $10,747
Sep. 97             $9,685                         $10,476
Oct. 97             $7,334                          $7,981
Nov. 97             $6,521                          $7,328
Dec. 97             $5,944                          $7,042
Jan. 98             $5,327                          $6,313
Feb. 98             $6,776                          $7,431
Mar. 98             $6,551                          $7,177
Apr. 98             $5,944                          $6,802
May 98              $5,180                          $6,087
Jun. 98             $4,436                          $5,444
Jul. 98             $4,142                          $5,295
Aug. 98             $3,496                          $4,440
Sep. 98             $3,731                          $4,986
Oct. 98             $4,387                          $5,773
Nov. 98             $4,985                          $6,210
Dec. 98             $4,838                          $6,039
Jan. 99             $4,828                          $5,968
Feb. 99             $4,622                          $5,944
Mar. 99             $4,798                          $6,347
Apr. 99             $6,052                          $7,289
May 99              $6,433                          $7,009
Jun. 99             $7,726                          $7,639
Jul. 99             $7,520                          $7,623
Aug. 99             $7,432                          $7,495
Sep. 99             $7,315                          $7,415
Oct. 99             $7,315                          $7,269
Nov. 99             $7,717                          $7,696
Dec. 99             $8,275                          $8,183
Jan. 00             $8,098                          $7,674
Feb. 00             $8,225                          $7,424
Mar. 00             $8,157                          $7,578
Apr. 00             $7,306                          $7,049
May 00              $6,747                          $6,627
Jun. 00             $7,345                          $7,509
Jul. 00             $7,306                          $7,489
Aug. 00             $7,413                          $7,703
Sep. 00             $6,747                          $7,025
Oct. 00             $6,444                          $6,674
Nov. 00             $6,542                          $6,717
Dec. 00             $6,767                          $7,097
Jan. 01             $6,943                          $7,275
Feb. 01             $6,893                          $7,195
Mar. 01             $6,188                          $6,413
Apr. 01             $6,531                          $6,881
May 01              $6,815                          $7,087
Jun. 01             $6,962                          $7,369
Jul. 01             $6,727                          $6,988
Aug. 01             $6,785                          $7,019
Sep. 01             $5,914                          $6,243
Oct. 01             $6,365                          $6,763
Nov. 01             $6,727                          $7,352

    ANNUALIZED                   ONE             FIVE                FROM
    TOTAL RETURN (%)             YEAR            YEARS          SEPTEMBER 1996
    --------------------------------------------------------------------------
                                 1.81            -8.66              -7.27

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRALIA, HONG KONG, NEW ZEALAND, AND SINGAPORE.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-Pacific Rim ex. Japan is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-UNITED KINGDOM
SEPTEMBER 1996-NOVEMEBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

            UNITED KINGDOM     SALOMON SMITH BARNEY EXTENDED
         SMALL COMPANY SERIES   MARKET INDEXUNITED KINGDOM
                      $10,000                        $10,000
Sep. 96               $10,078                        $10,017
Oct. 96               $10,566                        $10,526
Nov. 96               $10,869                        $10,863
Dec. 96               $11,279                        $11,235
Jan. 97               $11,142                        $10,966
Feb. 97               $11,523                        $11,354
Mar. 97               $11,602                        $11,280
Apr. 97               $11,416                        $11,066
May 97                $11,358                        $11,101
Jun. 97               $11,241                        $11,153
Jul. 97               $10,880                        $11,072
Aug. 97               $11,163                        $11,354
Sep. 97               $11,564                        $11,907
Oct. 97               $11,974                        $12,039
Nov. 97               $11,847                        $12,108
Dec. 97               $11,730                        $12,139
Jan. 98               $11,798                        $12,313
Feb. 98               $12,248                        $13,104
Mar. 98               $13,263                        $14,302
Apr. 98               $13,312                        $14,560
May 98                $13,810                        $14,978
Jun. 98               $13,311                        $14,353
Jul. 98               $12,334                        $13,888
Aug. 98               $11,103                        $12,466
Sep. 98               $10,596                        $12,070
Oct. 98               $10,362                        $12,423
Nov. 98               $10,284                        $12,603
Dec. 98               $10,469                        $12,675
Jan. 99               $10,645                        $13,048
Feb. 99               $10,996                        $13,324
Mar. 99               $11,651                        $13,872
Apr. 99               $12,432                        $14,734
May 99                $12,364                        $14,309
Jun. 99               $12,677                        $14,524
Jul. 99               $13,497                        $15,238
Aug. 99               $13,937                        $15,242
Sep. 99               $13,683                        $14,801
Oct. 99               $13,508                        $14,538
Nov. 99               $14,065                        $15,756
Dec. 99               $14,914                        $16,886
Jan. 00               $15,354                        $16,337
Feb. 00               $15,032                        $16,784
Mar. 00               $14,817                        $16,645
Apr. 00               $13,557                        $15,793
May 00                $12,991                        $14,893
Jun. 00               $14,075                        $15,926
Jul. 00               $14,172                        $16,039
Aug. 00               $14,446                        $16,322
Sep. 00               $14,475                        $15,576
Oct. 00               $13,810                        $15,080
Nov. 00               $13,194                        $14,020
Dec. 00               $14,269                        $15,258
Jan. 01               $14,561                        $15,312
Feb. 01               $13,936                        $14,788
Mar. 01               $12,852                        $13,541
Apr. 01               $13,517                        $14,329
May 01                $13,713                        $14,589
Jun. 01               $13,205                        $14,029
Jul. 01               $12,834                        $13,747
Aug. 01               $13,245                        $13,995
Sep. 01               $11,253                        $11,983
Oct. 01               $11,760                        $12,437
Nov. 01               $12,552                        $13,135

    ANNUALIZED                     ONE             FIVE             FROM
    TOTAL RETURN (%)               YEAR           YEARS        SEPTEMBER 1996
    -------------------------------------------------------------------------
                                  -4.87            2.92             4.42

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES ON THE LONDON STOCK EXCHANGE OF THE UNITED KINGDOM.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-United Kingdom is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
SALOMON SMITH BARNEY EXTENDED MARKET INDEX-EUROPE EX. UNITED KINGDOM
SEPTEMBER 1996-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         CONTINENTAL SMALL      SALOMON SMITH BARNEY EXTENDED
          COMPANY SERIES    MARKET INDEXEUROPE EX. UNITED KINGDOM
                    $9,900                                 $10,000
Sep. 96             $9,761                                  $9,977
Oct. 96             $9,940                                 $10,032
Nov. 96            $10,128                                 $10,279
Dec. 96            $10,326                                 $10,461
Jan. 97            $10,584                                 $10,657
Feb. 97            $10,604                                 $10,763
Mar. 97            $10,980                                 $11,103
Apr. 97            $10,683                                 $10,873
May 97             $11,118                                 $11,420
Jun. 97            $11,504                                 $11,807
Jul. 97            $11,474                                 $11,955
Aug. 97            $11,296                                 $11,487
Sep. 97            $12,098                                 $12,326
Oct. 97            $11,752                                 $11,841
Nov. 97            $11,495                                 $11,785
Dec. 97            $11,585                                 $11,979
Jan. 98            $12,011                                 $12,438
Feb. 98            $12,912                                 $13,488
Mar. 98            $14,140                                 $14,596
Apr. 98            $14,704                                 $14,986
May 98             $15,486                                 $15,884
Jun. 98            $15,080                                 $15,498
Jul. 98            $15,139                                 $15,825
Aug. 98            $13,565                                 $13,676
Sep. 98            $12,922                                 $12,992
Oct. 98            $13,298                                 $13,757
Nov. 98            $13,783                                 $14,248
Dec. 98            $13,911                                 $14,758
Jan. 99            $13,199                                 $14,459
Feb. 99            $12,951                                 $13,941
Mar. 99            $12,753                                 $13,824
Apr. 99            $13,129                                 $14,277
May 99             $12,990                                 $14,013
Jun. 99            $13,080                                 $14,221
Jul. 99            $13,367                                 $14,514
Aug. 99            $13,457                                 $14,737
Sep. 99            $13,516                                 $14,630
Oct. 99            $13,317                                 $14,559
Nov. 99            $12,971                                 $14,881
Dec. 99            $13,585                                 $16,542
Jan. 00            $13,356                                 $16,123
Feb. 00            $14,227                                 $17,491
Mar. 00            $14,267                                 $17,258
Apr. 00            $13,544                                 $16,164
May 00             $13,950                                 $16,156
Jun. 00            $14,494                                 $16,721
Jul. 00            $14,187                                 $16,556
Aug. 00            $14,207                                 $16,619
Sep. 00            $13,930                                 $15,744
Oct. 00            $13,306                                 $14,935
Nov. 00            $13,315                                 $14,324
Dec. 00            $14,226                                 $15,337
Jan. 01            $14,621                                 $15,650
Feb. 01            $14,384                                 $14,820
Mar. 01            $13,255                                 $13,331
Apr. 01            $13,740                                 $14,066
May 01             $13,573                                 $13,663
Jun. 01            $13,167                                 $12,994
Jul. 01            $13,345                                 $12,926
Aug. 01            $13,443                                 $12,750
Sep. 01            $11,731                                 $10,766
Oct. 01            $12,077                                 $11,378
Nov. 01            $12,591                                 $12,061

    ANNUALIZED                     ONE             FIVE             FROM
    TOTAL RETURN (%)               YEAR           YEARS        SEPTEMBER 1996
    -------------------------------------------------------------------------
                                  -6.38            4.24             4.49

- THE SERIES SEEKS TO CAPTURE PREMIUM RETURNS AND DIVERSIFICATION BENEFITS BY INVESTING IN A BROAD CROSS-SECTION OF SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES PROVIDES ACCESS TO PUBLICLY TRADED SMALL COMPANIES LISTED ON THE MAJOR EXCHANGES OF AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, GREECE, IRELAND, ITALY, THE NETHERLANDS, NORWAY, SPAIN, SWEDEN, AND SWITZERLAND.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown reflect a reimbursement fee of .1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Salomon Smith Barney Extended Market Index-Europe ex. United Kingdom is courtesy of Salomon Smith Barney.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MAY 1994-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

                                   MSCI EMERGING MARKETS
         EMERGING MARKETS SERIES  FREE INDEX (PRICE-ONLY)
                          $9,850                  $10,000
May. 94                  $10,175                  $10,320
Jun. 94                  $10,057                  $10,018
Jul. 94                  $10,805                  $10,635
Aug. 94                  $11,780                  $11,942
Sep. 94                  $11,908                  $12,066
Oct. 94                  $11,564                  $11,832
Nov. 94                  $11,200                  $11,204
Dec. 94                  $10,392                  $10,296
Jan. 95                   $9,427                   $9,194
Feb. 95                   $9,378                   $8,950
Mar. 95                   $9,791                   $8,985
Apr. 95                  $10,274                   $9,371
May 95                   $11,003                   $9,844
Jun. 95                  $11,072                   $9,853
Jul. 95                  $11,515                  $10,059
Aug. 95                  $11,082                   $9,809
Sep. 95                  $10,875                   $9,749
Oct. 95                  $10,510                   $9,367
Nov. 95                  $10,466                   $9,191
Dec. 95                  $10,783                   $9,581
Jan. 96                  $11,947                  $10,253
Feb. 96                  $11,698                  $10,073
Mar. 96                  $11,798                  $10,133
Apr. 96                  $12,136                  $10,502
May 96                   $12,136                  $10,429
Jun. 96                  $12,236                  $10,472
Jul. 96                  $11,191                   $9,738
Aug. 96                  $11,509                   $9,973
Sep. 96                  $11,757                  $10,045
Oct. 96                  $11,499                   $9,770
Nov. 96                  $11,907                   $9,922
Dec. 96                  $12,066                   $9,954
Jan. 97                  $13,300                  $10,624
Feb. 97                  $13,469                  $11,072
Mar. 97                  $13,090                  $10,754
Apr. 97                  $12,582                  $10,735
May 97                   $13,209                  $11,014
Jun. 97                  $13,756                  $11,580
Jul. 97                  $13,775                  $11,729
Aug. 97                  $11,766                  $10,223
Sep. 97                  $12,254                  $10,490
Oct. 97                  $10,444                   $8,760
Nov. 97                   $9,897                   $8,435
Dec. 97                   $9,817                   $8,619
Jan. 98                   $9,639                   $7,936
Feb. 98                  $10,583                   $8,760
Mar. 98                  $10,952                   $9,111
Apr. 98                  $10,783                   $8,994
May 98                    $9,540                   $7,734
Jun. 98                   $8,694                   $6,907
Jul. 98                   $9,053                   $7,101
Aug. 98                   $6,765                   $5,022
Sep. 98                   $6,775                   $5,326
Oct. 98                   $7,880                   $5,880
Nov. 98                   $8,675                   $6,363
Dec. 98                   $8,924                   $6,247
Jan. 99                   $8,706                   $6,142
Feb. 99                   $8,795                   $6,197
Mar. 99                   $9,591                   $6,994
Apr. 99                  $11,302                   $7,849
May 99                   $11,292                   $7,779
Jun. 99                  $12,397                   $8,646
Jul. 99                  $12,208                   $8,398
Aug. 99                  $12,158                   $8,468
Sep. 99                  $11,761                   $8,171
Oct. 99                  $12,218                   $8,338
Nov. 99                  $13,342                   $9,082
Dec. 99                  $15,371                  $10,226
Jan. 00                  $15,133                  $10,267
Feb. 00                  $14,735                  $10,399
Mar. 00                  $14,825                  $10,433
Apr. 00                  $13,870                   $9,430
May 00                   $13,105                   $9,020
Jun. 00                  $13,373                   $9,308
Jul. 00                  $12,587                   $8,819
Aug. 00                  $12,727                   $8,849
Sep. 00                  $11,812                   $8,065
Oct. 00                  $11,065                   $7,477
Nov. 00                  $10,369                   $6,819
Dec. 00                  $10,926                   $6,974
Jan. 01                  $12,050                   $7,919
Feb. 01                  $10,966                   $7,293
Mar. 01                   $9,881                   $6,543
Apr. 01                  $10,319                   $6,847
May 01                   $10,389                   $6,907
Jun. 01                  $10,170                   $6,747
Jul. 01                   $9,822                   $6,303
Aug. 01                   $9,912                   $6,230
Sep. 01                   $8,289                   $5,253
Oct. 01                   $8,538                   $5,576
Nov. 01                   $9,483                   $6,152

      ANNUALIZED                      ONE               FIVE             FROM
      TOTAL RETURN (%)               YEAR               YEARS          MAY 1994
      --------------------------------------------------------------------------
                                     -9.01              -4.55            -0.70

- THE SERIES PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY. HOWEVER, GREECE WAS RECLASSIFIED AS A DEVELOPED MARKET ON MAY 31, 2001, AND POSITIONS IN GREEK SECURITIES WERE GRADUALLY REDUCED IN THE LATTER HALF OF THE YEAR.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
JANUARY 1997-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

         EMERGING MARKETS   MSCI EMERGING MARKETS
         SMALL CAP SERIES  FREE INDEX (PRICE-ONLY)
                   $9,900                  $10,000
Jan. 97           $10,902                  $10,673
Feb. 97           $11,160                  $11,122
Mar. 97           $10,714                  $10,803
Apr. 97           $10,109                  $10,785
May 97            $10,267                  $11,064
Jun. 97           $10,674                  $11,633
Jul. 97           $10,713                  $11,783
Aug. 97            $9,314                  $10,270
Sep. 97            $9,502                  $10,538
Oct. 97            $8,441                   $8,800
Nov. 97            $7,865                   $8,474
Dec. 97            $7,627                   $8,658
Jan. 98            $6,923                   $7,973
Feb. 98            $7,230                   $8,800
Mar. 98            $7,577                   $9,152
Apr. 98            $7,805                   $9,035
May 98             $7,359                   $7,769
Jun. 98            $6,883                   $6,939
Jul. 98            $7,071                   $7,134
Aug. 98            $5,415                   $5,045
Sep. 98            $5,197                   $5,350
Oct. 98            $5,862                   $5,907
Nov. 98            $6,636                   $6,392
Dec. 98            $6,854                   $6,276
Jan. 99            $6,556                   $6,170
Feb. 99            $6,556                   $6,225
Mar. 99            $7,191                   $7,027
Apr. 99            $8,739                   $7,885
May 99             $9,046                   $7,815
Jun. 99           $10,177                   $8,686
Jul. 99           $10,118                   $8,436
Aug. 99           $10,316                   $8,507
Sep. 99           $10,187                   $8,209
Oct. 99           $10,535                   $8,376
Nov. 99           $11,377                   $9,124
Dec. 99           $12,805                  $10,273
Jan. 00           $13,063                  $10,314
Feb. 00           $12,884                  $10,447
Mar. 00           $12,844                  $10,481
Apr. 00           $11,911                   $9,473
May 00            $11,247                   $9,061
Jun. 00           $11,226                   $9,351
Jul. 00           $10,859                   $8,859
Aug. 00           $10,819                   $8,890
Sep. 00           $10,135                   $8,102
Oct. 00            $9,332                   $7,511
Nov. 00            $8,727                   $6,850
Dec. 00            $8,737                   $7,006
Jan. 01            $9,222                   $7,955
Feb. 01            $8,657                   $7,326
Mar. 01            $7,933                   $6,573
Apr. 01            $8,142                   $6,879
May 01             $8,231                   $6,939
Jun. 01            $8,241                   $6,778
Jul. 01            $8,092                   $6,332
Aug. 01            $8,043                   $6,259
Sep. 01            $6,803                   $5,277
Oct. 01            $7,150                   $5,601
Nov. 01            $7,894                   $6,180

      ANNUALIZED                      ONE                FROM
      TOTAL RETURN (%)                YEAR           JANUARY 1997
      -----------------------------------------------------------
                                     -10.45             -4.70

- THE SERIES PROVIDES ACCESS TO NON-U.S. SMALL COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY. HOWEVER, GREECE WAS RECLASSIFIED AS A DEVELOPED MARKET ON MAY 31, 2001, AND POSITIONS IN GREEK SECURITIES WERE GRADUALLY REDUCED IN THE LATTER HALF OF THE YEAR.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

--------------------------------------------------------------------------------
THE DFA ONE-YEAR FIXED INCOME SERIES VS.
THREE-MONTH U.S. TREASURY BILL INDEX
MARCH 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

         DFA ONE-YEAR FIXED INCOME SERIES  THREE-MONTH U.S. TREASURY BILL INDEX
                                  $10,000                               $10,000
Mar. 93                           $10,048                               $10,025
Apr. 93                           $10,097                               $10,050
May 93                            $10,104                               $10,072
Jun. 93                           $10,149                               $10,102
Jul. 93                           $10,180                               $10,129
Aug. 93                           $10,229                               $10,157
Sep. 93                           $10,268                               $10,184
Oct. 93                           $10,290                               $10,208
Nov. 93                           $10,308                               $10,233
Dec. 93                           $10,343                               $10,264
Jan. 94                           $10,395                               $10,294
Feb. 94                           $10,376                               $10,313
Mar. 94                           $10,373                               $10,343
Apr. 94                           $10,368                               $10,369
May 94                            $10,390                               $10,400
Jun. 94                           $10,425                               $10,443
Jul. 94                           $10,486                               $10,481
Aug. 94                           $10,527                               $10,517
Sep. 94                           $10,545                               $10,556
Oct. 94                           $10,580                               $10,602
Nov. 94                           $10,575                               $10,644
Dec. 94                           $10,607                               $10,697
Jan. 95                           $10,708                               $10,751
Feb. 95                           $10,810                               $10,802
Mar. 95                           $10,877                               $10,857
Apr. 95                           $10,949                               $10,908
May 95                            $11,066                               $10,965
Jun. 95                           $11,129                               $11,021
Jul. 95                           $11,188                               $11,074
Aug. 95                           $11,245                               $11,129
Sep. 95                           $11,296                               $11,178
Oct. 95                           $11,356                               $11,231
Nov. 95                           $11,410                               $11,281
Dec. 95                           $11,465                               $11,343
Jan. 96                           $11,518                               $11,396
Feb. 96                           $11,564                               $11,441
Mar. 96                           $11,616                               $11,483
Apr. 96                           $11,656                               $11,533
May 96                            $11,696                               $11,584
Jun. 96                           $11,759                               $11,631
Jul. 96                           $11,814                               $11,683
Aug. 96                           $11,872                               $11,736
Sep. 96                           $11,943                               $11,791
Oct. 96                           $12,031                               $11,842
Nov. 96                           $12,103                               $11,893
Dec. 96                           $12,142                               $11,945
Jan. 97                           $12,202                               $12,000
Feb. 97                           $12,254                               $12,047
Mar. 97                           $12,274                               $12,097
Apr. 97                           $12,357                               $12,155
May 97                            $12,417                               $12,217
Jun. 97                           $12,492                               $12,263
Jul. 97                           $12,578                               $12,318
Aug. 97                           $12,616                               $12,371
Sep. 97                           $12,691                               $12,428
Oct. 97                           $12,766                               $12,481
Nov. 97                           $12,806                               $12,530
Dec. 97                           $12,876                               $12,584
Jan. 98                           $12,953                               $12,643
Feb. 98                           $13,007                               $12,688
Mar. 98                           $13,075                               $12,748
Apr. 98                           $13,125                               $12,805
May 98                            $13,199                               $12,859
Jun. 98                           $13,250                               $12,913
Jul. 98                           $13,327                               $12,970
Aug. 98                           $13,388                               $13,030
Sep. 98                           $13,451                               $13,096
Oct. 98                           $13,501                               $13,147
Nov. 98                           $13,562                               $13,191
Dec. 98                           $13,630                               $13,243
Jan. 99                           $13,684                               $13,291
Feb. 99                           $13,725                               $13,330
Mar. 99                           $13,786                               $13,384
Apr. 99                           $13,846                               $13,432
May 99                            $13,875                               $13,485
Jun. 99                           $13,935                               $13,541
Jul. 99                           $13,981                               $13,597
Aug. 99                           $14,016                               $13,651
Sep. 99                           $14,093                               $13,713
Oct. 99                           $14,145                               $13,766
Nov. 99                           $14,214                               $13,821
Dec. 99                           $14,270                               $13,884
Jan. 00                           $14,298                               $13,943
Feb. 00                           $14,391                               $14,005
Mar. 00                           $14,465                               $14,077
Apr. 00                           $14,517                               $14,144
May 00                            $14,575                               $14,230
Jun. 00                           $14,693                               $14,291
Jul. 00                           $14,781                               $14,355
Aug. 00                           $14,873                               $14,430
Sep. 00                           $14,981                               $14,506
Oct. 00                           $15,059                               $14,582
Nov. 00                           $15,153                               $14,662
Dec. 00                           $15,243                               $14,743
Jan. 01                           $15,350                               $14,840
Feb. 01                           $15,425                               $14,896
Mar. 01                           $15,486                               $14,965
Apr. 01                           $15,563                               $15,031
May 01                            $15,619                               $15,089
Jun. 01                           $15,669                               $15,133
Jul. 01                           $15,760                               $15,183
Aug. 01                           $15,832                               $15,233
Sep. 01                           $15,997                               $15,299
Oct. 01                           $16,096                               $15,338
Nov. 01                           $16,111                               $15,372

      ANNUALIZED                   ONE           FIVE           FROM
      TOTAL RETURN (%)             YEAR         YEARS        MARCH 1993
      -----------------------------------------------------------------
                                   6.32          5.89           5.60

- THE SERIES MAXIMIZES EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. ISSUES WHICH MEET MATURITY AND QUALITY LEVELS ARE FURTHER EVALUATED FOR BUSINESS RISK. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN HIGH QUALITY OBLIGATIONS, INCLUDING BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, CORPORATE DEBT OBLIGATIONS AND COMMERCIAL PAPER OF U.S. AS WELL AS NON-U.S. ISSUERS. AVERAGE MATURITY IS MAINTAINED UNDER ONE YEAR WITH NO INDIVIDUAL ISSUE LONGER THAN TWO YEARS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Three-Month U.S Treasury Bill Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
MARCH 1996-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000

         DFA TWO-YEAR GLOBAL    MERRILL LYNCH 1-3 YEAR
         FIXED INCOME SERIES  GOVERNMENT/CORPORATE INDEX
                     $10,000                     $10,000
Mar. 96              $10,047                      $9,993
Apr. 96              $10,097                     $10,002
May 96               $10,148                     $10,023
Jun. 96              $10,188                     $10,096
Jul. 96              $10,260                     $10,137
Aug. 96              $10,361                     $10,172
Sep. 96              $10,439                     $10,265
Oct. 96              $10,531                     $10,381
Nov. 96              $10,602                     $10,461
Dec. 96              $10,647                     $10,462
Jan. 97              $10,720                     $10,511
Feb. 97              $10,762                     $10,536
Mar. 97              $10,766                     $10,534
Apr. 97              $10,830                     $10,620
May 97               $10,904                     $10,694
Jun. 97              $10,982                     $10,767
Jul. 97              $11,036                     $10,887
Aug. 97              $11,079                     $10,898
Sep. 97              $11,149                     $10,981
Oct. 97              $11,192                     $11,061
Nov. 97              $11,236                     $11,087
Dec. 97              $11,287                     $11,163
Jan. 98              $11,378                     $11,271
Feb. 98              $11,423                     $11,282
Mar. 98              $11,490                     $11,331
Apr. 98              $11,524                     $11,385
May 98               $11,593                     $11,448
Jun. 98              $11,645                     $11,507
Jul. 98              $11,704                     $11,562
Aug. 98              $11,784                     $11,698
Sep. 98              $11,854                     $11,850
Oct. 98              $11,912                     $11,902
Nov. 98              $11,964                     $11,890
Dec. 98              $12,034                     $11,936
Jan. 99              $12,093                     $11,987
Feb. 99              $12,140                     $11,935
Mar. 99              $12,207                     $12,022
Apr. 99              $12,254                     $12,064
May 99               $12,278                     $12,057
Jun. 99              $12,327                     $12,094
Jul. 99              $12,351                     $12,127
Aug. 99              $12,400                     $12,159
Sep. 99              $12,467                     $12,241
Oct. 99              $12,491                     $12,277
Nov. 99              $12,544                     $12,304
Dec. 99              $12,608                     $12,326
Jan. 00              $12,633                     $12,323
Feb. 00              $12,710                     $12,406
Mar. 00              $12,767                     $12,479
Apr. 00              $12,818                     $12,508
May 00               $12,857                     $12,553
Jun. 00              $12,939                     $12,690
Jul. 00              $13,005                     $12,776
Aug. 00              $13,083                     $12,874
Sep. 00              $13,176                     $12,975
Oct. 00              $13,242                     $13,036
Nov. 00              $13,333                     $13,164
Dec. 00              $13,431                     $13,321
Jan. 01              $13,527                     $13,500
Feb. 01              $13,583                     $13,589
Mar. 01              $13,647                     $13,709
Apr. 01              $13,703                     $13,747
May 01               $13,759                     $13,835
Jun. 01              $13,802                     $13,888
Jul. 01              $13,886                     $14,057
Aug. 01              $13,970                     $14,146
Sep. 01              $14,139                     $14,369
Oct. 01              $14,267                     $14,511
Nov. 01              $14,252                     $14,474

      ANNUALIZED                   ONE           FIVE           FROM
      TOTAL RETURN (%)             YEAR         YEARS        MARCH 1996
      -----------------------------------------------------------------
                                   6.89          6.10           6.36

- THE SERIES SEEKS TO MAXIMIZE EXPECTED RETURNS BY SHIFTING MATURITIES BASED ON CHANGES IN THE YIELD CURVE. USING CURRENT PRICES, THE STRATEGY CREATES A MATRIX OF EXPECTED RETURNS FROM DIFFERENT BUY AND SELL STRATEGIES AND IDENTIFIES THE OPTIMAL MATURITY RANGE FOR THE HIGHEST EXPECTED RETURNS. MATURITIES ARE SHIFTED IF SUFFICIENT PREMIUMS CAN BE DOCUMENTED. INVESTMENTS ARE MADE IN U.S. GOVERNMENT SECURITIES, HIGH-QUALITY CORPORATE SECURITIES AND CURRENCY HEDGED GLOBAL BONDS WITH A MAXIMUM MATURITY OF TWO YEARS.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

--------------------------------------------------------------------------------

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.8%)
 #Abbott Laboratories..................................      418,100   $   22,995,500
 *ADC Telecommunications, Inc..........................      211,000          937,895
 Adobe Systems, Inc....................................       64,600        2,072,045
 *Advanced Micro Devices, Inc..........................       92,800        1,258,368
 *AES Corp.............................................      143,600        2,372,272
 Aetna, Inc............................................       38,500        1,200,045
 AFLAC, Inc............................................      141,900        3,888,060
 *#Agilent Technologies, Inc...........................      123,300        3,362,391
 Air Products & Chemicals, Inc.........................       61,500        2,811,780
 Alberto-Culver Co. Class B............................       15,300          665,856
 #Albertson's, Inc.....................................      109,300        3,668,108
 Alcan Aluminum, Ltd...................................       86,200        3,101,476
 Alcoa, Inc............................................      233,000        8,993,800
 Allegheny Energy, Inc.................................       33,700        1,174,445
 Allegheny Teledyne, Inc...............................       21,600          333,504
 Allergan, Inc.........................................       35,500        2,679,895
 *Allied Waste Industries, Inc.........................       53,300          631,072
 Allstate Corp.........................................      195,600        6,697,344
 Alltel Corp...........................................       84,500        5,499,260
 *Altera Corp..........................................      104,400        2,377,188
 Ambac, Inc............................................       28,600        1,603,888
 Amerada Hess Corp.....................................       24,100        1,400,210
 Ameren Corp...........................................       37,000        1,512,560
 American Electric Power Co., Inc......................       87,000        3,588,750
 American Express Co...................................      357,100       11,752,161
 American Greetings Corp. Class A......................       17,100          223,155
 American Home Products Corp...........................      354,800       21,323,480
 American International Group, Inc.....................      707,186       58,272,126
 *American Power Conversion Corp.......................       52,600          724,039
 AmerisourceBergen Corp................................       27,800        1,653,822
 *#Amgen, Inc..........................................      281,600       18,677,120
 *AMR Corp.............................................       41,500          886,440
 AmSouth Bancorporation................................      100,000        1,832,000
 Anadarko Petroleum Corp...............................       67,700        3,513,630
 *Analog Devices, Inc..................................       97,100        4,126,750
 *Andrew Corp..........................................       22,000          463,650
 Anheuser-Busch Companies, Inc.........................      242,200       10,438,820
 *AOL Time Warner, Inc.................................    1,196,000       41,740,400
 AON Corp..............................................       70,700        2,533,181
 Apache Corp...........................................       33,900        1,559,061
 *Apple Computer, Inc..................................       94,200        2,005,989
 Applera Corporation - Applied Biosystems Group........       57,000        1,886,700
 *Applied Materials, Inc...............................      219,400        8,713,471
 *#Applied Micro Circuits Corp.........................       81,100        1,104,987
 Archer-Daniels Midland Co.............................      179,125        2,756,734
 Ashland, Inc..........................................       18,800          801,820
 AT&T Corp.............................................      931,400       16,290,186
 *#AT&T Wireless Services, Inc.........................      682,923        9,540,434
 Autodesk, Inc.........................................       14,500          538,602
 Automatic Data Processing, Inc........................      168,500        9,345,010
 *Autozone, Inc........................................       30,200        2,032,460
 *Avaya, Inc...........................................       76,600          870,942
 #Avery Dennison Corp..................................       29,800        1,608,604
 #Avon Products, Inc...................................       64,000        3,055,360
 B B & T Corp..........................................      118,300        4,039,945
 Baker Hughes, Inc.....................................       90,600        2,987,082
 Ball Corp.............................................        7,400          507,048
                                                            SHARES             VALUE+
                                                            ------             ------

 Bank of America Corp..................................      432,600   $   26,552,988
 Bank of New York Co., Inc.............................      198,500        7,789,140
 Bank One Corp.........................................      314,600       11,778,624
 Bard (C.R.), Inc......................................       13,700          864,196
 #Barrick Gold Corp....................................      106,900        1,617,397
 Bausch & Lomb, Inc....................................       14,500          482,125
 Baxter International, Inc.............................      159,900        8,314,800
 Bear Stearns Companies, Inc...........................       25,400        1,460,500
 Becton Dickinson & Co.................................       69,500        2,353,965
 *Bed, Bath and Beyond, Inc............................       77,900        2,528,244
 Bellsouth Corp........................................      505,900       19,477,150
 Bemis Co., Inc........................................       14,300          718,861
 *#Best Buy Co., Inc...................................       56,500        4,033,535
 Big Lots, Inc.........................................       30,600          287,640
 *Biogen, Inc..........................................       40,100        2,361,088
 Biomet, Inc...........................................       72,500        2,031,087
 Black & Decker Corp...................................       21,900          811,176
 Block (H.&R.), Inc....................................       49,300        1,964,112
 *BMC Software, Inc....................................       65,800        1,102,150
 Boeing Co.............................................      235,500        8,266,050
 Boise Cascade Corp....................................       15,500          496,620
 *Boston Scientific Corp...............................      108,400        2,883,440
 Bristol Myers Squibb Co...............................      524,600       28,202,496
 *Broadcom Corp........................................       70,200        3,088,449
 Brown-Forman Corp. Class B............................       18,500        1,126,650
 Brunswick Corp........................................       23,600          464,920
 Burlington Northern Santa Fe Corp.....................      105,700        3,098,067
 Burlington Resources, Inc.............................       57,100        2,006,494
 *#Calpine Corp........................................       80,600        1,737,736
 Campbell Soup Co......................................      110,200        3,229,962
 Capital One Financial Corp............................       56,300        2,816,689
 Cardinal Health, Inc..................................      120,300        8,218,896
 #Carnival Corp........................................      157,800        4,120,158
 #Caterpillar, Inc.....................................       92,700        4,395,834
 *#Cendant Corp........................................      261,300        4,452,552
 Centex Corp...........................................       16,000          723,040
 CenturyTel, Inc.......................................       38,100        1,287,780
 Charter One Financial, Inc............................       58,555        1,613,190
 #ChevronTexaco Corp...................................      287,677       24,455,422
 *#Chiron Corp.........................................       51,300        2,226,676
 Chubb Corp............................................       47,300        3,313,838
 *CIENA Corp...........................................       88,300        1,566,883
 CIGNA Corp............................................       40,400        3,685,692
 Cincinnati Financial Corp.............................       43,400        1,673,938
 Cinergy Corp..........................................       42,900        1,264,692
 Cintas Corp...........................................       45,600        1,949,628
 Circuit City Stores, Inc. (Circuit City Group)........       56,200          986,310
 *Cisco Sytems, Inc....................................    1,975,600       40,371,386
 Citigroup, Inc........................................    1,357,400       65,019,460
 *Citizens Communications Co...........................       77,000          753,830
 *#Citrix Systems, Inc.................................       49,900        1,118,758
 *Clear Channel Communications, Inc....................      158,600        7,411,378
 Clorox Co.............................................       63,800        2,521,376
 CMS Energy Corp.......................................       35,600          819,868
 Coca-Cola Co..........................................      671,400       31,528,944
 Coca-Cola Enterprises, Inc............................      120,200        2,097,490
 Colgate-Palmolive Co..................................      151,400        8,835,704
 *Comcast Corp. Class A Special........................      255,100        9,707,830

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Comerica, Inc.........................................       48,200   $    2,475,552
 Compaq Computer Corp..................................      455,900        4,627,385
 Computer Associates International, Inc................      155,600        5,176,812
 *Computer Sciences Corp...............................       45,500        2,168,075
 *Compuware Corp.......................................       99,300        1,110,670
 *Comverse Tecnology, Inc..............................       50,100        1,071,889
 Conagra, Inc..........................................      145,000        3,330,650
 *Concord EFS, Inc.....................................      130,000        3,892,850
 *Conexant Systems, Inc................................       66,700          993,830
 Conoco, Inc...........................................      168,600        4,614,582
 *#Conseco, Inc........................................       91,200          385,776
 Consolidated Edison, Inc..............................       57,300        2,212,926
 Constellation Energy Group............................       44,200        1,049,750
 *Convergys Corp.......................................       46,100        1,531,903
 Cooper Industries, Inc................................       25,300        1,033,505
 Cooper Tire & Rubber Co...............................       19,600          290,472
 Coors (Adolph) Co. Class B............................       10,100          576,003
 #Corning, Inc.........................................      251,100        2,367,873
 *Costco Wholesale Corp................................      121,500        4,963,882
 Countrywide Credit Industries, Inc....................       32,000        1,359,360
 Crane Co..............................................       16,100          381,570
 CSX Corp..............................................       57,600        2,154,240
 Cummins Engine Co., Inc...............................       11,100          402,486
 #CVS Corp.............................................      106,200        2,862,090
 Dana Corp.............................................       39,900          546,630
 #Danaher Corp.........................................       38,500        2,258,025
 Darden Restaurants, Inc...............................       31,900          980,606
 Deere & Co............................................       63,400        2,535,366
 *Dell Computer Corp...................................      702,100       19,606,142
 Delphi Automotive Systems Corp........................      151,100        2,073,092
 Delta Air Lines, Inc..................................       33,200          962,136
 Deluxe Corp...........................................       19,100          754,832
 #Devon Energy Corp....................................       34,900        1,200,211
 Dillards, Inc. Class A................................       23,000          380,650
 Disney (Walt) Co......................................      564,200       11,549,174
 Dollar General Corp...................................       89,200        1,204,200
 #Dominion Resources, Inc..............................       70,600        4,126,570
 Donnelley (R.R.) & Sons Co............................       31,700          928,810
 Dover Corp............................................       54,900        2,023,614
 Dow Chemical Co.......................................      242,300        9,086,250
 Dow Jones & Co., Inc..................................       23,300        1,179,446
 DTE Energy Co.........................................       44,500        1,837,850
 #Duke Power Co........................................      208,400        7,533,660
 DuPont (E.I.) de Nemours & Co., Inc...................      281,500       12,481,710
 #Dynegy, Inc..........................................       88,000        2,670,800
 Eastman Chemical Co...................................       20,800          798,096
 Eastman Kodak Co......................................       78,300        2,370,141
 Eaton Corp............................................       18,600        1,294,746
 Ecolab, Inc...........................................       34,400        1,286,560
 *Edison International.................................       87,900        1,327,290
 El Paso Corp..........................................      137,400        6,114,300
 Electronic Data Systems Corp..........................      126,300        8,742,486
 *EMC Corp. MA.........................................      595,700       10,001,803
 Emerson Electric Co...................................      115,700        6,254,742
 Engelhard Corp........................................       35,300          986,635
 Entergy Corp..........................................       59,600        2,199,240
 EOG Resources, Inc....................................       31,300        1,094,874
 Equifax, Inc..........................................       38,700          963,243
 Equity Office Properties Trust........................      109,400        3,260,120
 Equity Residential Properties Corp....................       71,600        2,072,820
 Exelon Corp...........................................       86,500        3,858,765
                                                            SHARES             VALUE+
                                                            ------             ------

 Exxon Mobil Corp......................................    1,862,500   $   69,657,500
 Family Dollar Stores, Inc.............................       46,400        1,382,720
 Fannie Mae............................................      270,000       21,222,000
 Federal Home Loan Mortgage Corporation................      187,000       12,373,790
 *Federated Department Stores, Inc.....................       53,400        1,975,800
 *FedEx Corp...........................................       82,900        3,801,794
 Fifth Third Bancorp...................................      155,300        9,328,094
 First Data Corp.......................................      105,800        7,748,792
 FirstEnergy Corp......................................       80,280        2,711,858
 *Fiserv, Inc..........................................       50,350        1,968,937
 FleetBoston Financial Corp............................      292,400       10,745,700
 Fluor Corp............................................       21,400          809,990
 *FMC Corp.............................................        8,400          449,820
 Ford Motor Co.........................................      493,900        9,354,466
 *Forest Laboratories, Inc.............................       47,600        3,370,080
 Fortune Brands, Inc...................................       41,300        1,621,851
 FPL Group, Inc........................................       47,500        2,631,500
 Franklin Resources, Inc...............................       71,400        2,552,550
 *Freeport McMoran Copper & Gold, Inc. Class B.........       38,900          519,315
 Gannett Co., Inc......................................       71,400        4,958,730
 Gap, Inc..............................................      232,000        3,069,360
 *Gateway, Inc.........................................       87,200          819,680
 General Dynamics Corp.................................       54,200        4,506,730
 General Electric Co...................................    2,681,300      103,230,050
 General Mills, Inc....................................       98,100        4,841,235
 General Motors Corp...................................      148,100        7,360,570
 Genuine Parts Co......................................       46,400        1,563,680
 Georgia-Pacific Corp..................................       61,000        1,955,660
 Gillette Co...........................................      284,700        9,309,690
 Golden West Financial Corp............................       42,800        2,212,760
 Goodrich (B.F.) Co....................................       27,900          679,923
 Goodyear Tire & Rubber Co.............................       42,900          960,960
 Grainger (W.W.), Inc..................................       25,600        1,198,080
 Great Lakes Chemical Corp.............................       13,600          332,112
 *Guidant Corp.........................................       82,900        4,046,349
 Halliburton Co........................................      115,800        2,481,594
 Harley-Davidson, Inc..................................       81,600        4,290,528
 *Harrahs Entertainment, Inc...........................       31,600        1,018,468
 Hartford Financial Services Group, Inc................       64,000        3,788,800
 Hasbro, Inc...........................................       46,600          766,570
 HCA, Inc..............................................      145,100        5,628,429
 *Health Management Associates, Inc....................       66,200        1,291,562
 *Healthsouth Corp.....................................      105,200        1,548,544
 Heinz (H.J.) Co.......................................       94,100        3,587,092
 *Hercules, Inc........................................       29,200          294,920
 Hershey Foods Corp....................................       36,900        2,415,474
 Hewlett-Packard Co....................................      524,400       11,531,556
 Hilton Hotels Corp....................................       99,600          986,040
 Home Depot, Inc.......................................      629,900       29,391,134
 Homestake Mining Co...................................       71,100          563,112
 Honeywell International, Inc..........................      218,500        7,241,090
 Household International, Inc..........................      125,200        7,385,548
 *Humana, Inc..........................................       45,900          577,422
 Huntington Bancshares, Inc............................       67,800        1,097,682
 Illinois Tool Works, Inc..............................       82,000        5,030,700
 *Immunex Corp.........................................      144,200        3,894,121
 IMS Health, Inc.......................................       79,500        1,628,160
 *Inco, Ltd............................................       49,100          790,510
 Ingersoll-Rand Co.....................................       45,500        1,905,995

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Intel Corp............................................    1,815,300   $   59,278,621
 International Business Machines Corp..................      469,000       54,211,710
 International Flavors & Fragrances, Inc...............       25,900          793,835
 *#International Game Technology.......................       20,000        1,239,800
 International Paper Co................................      130,400        5,209,480
 Interpublic Group of Companies, Inc...................      101,200        2,947,956
 *Intuit, Inc..........................................       56,300        2,472,133
 ITT Industries, Inc...................................       23,700        1,162,248
 J.P. Morgan Chase & Co................................      535,900       20,214,148
 *Jabil Circuit, Inc...................................       51,600        1,357,080
 *#JDS Uniphase Corp...................................      355,300        3,581,424
 Jefferson-Pilot Corp..................................       41,100        1,828,950
 John Hancock Financial Services, Inc..................       83,200        3,273,088
 Johnson & Johnson.....................................      817,400       47,613,550
 Johnson Controls, Inc.................................       23,400        1,860,768
 *#K Mart Corp.........................................      132,200          806,420
 KB Home Corp..........................................       12,000          403,440
 Kellogg Co............................................      109,600        3,232,104
 Kerr-McGee Corp.......................................       27,000        1,418,580
 KeyCorp...............................................      114,600        2,624,340
 KeySpan Corporation...................................       37,100        1,229,123
 Kimberly Clark Corp...................................      143,700        8,359,029
 #Kinder Morgan, Inc...................................       30,900        1,511,937
 *King Pharmaceuticals, Inc............................       65,966        2,628,085
 *KLA-Tencor Corp......................................       50,000        2,511,250
 #Knight Ridder, Inc...................................       19,800        1,199,880
 *Kohls Corp...........................................       89,900        6,099,715
 *Kroger Co............................................      218,800        5,540,016
 Leggett and Platt, Inc................................       53,000        1,146,920
 Lehman Brothers Holdings, Inc.........................       66,500        4,398,975
 *Lexmark International Group, Inc.....................       34,600        1,787,782
 Lilly (Eli) & Co......................................      303,400       25,082,078
 Limited, Inc..........................................      115,100        1,602,192
 Lincoln National Corp.................................       50,700        2,418,390
 Linear Technology Corp................................       85,800        3,520,803
 Liz Claiborne, Inc....................................       14,200          709,716
 Lockheed Martin Corp..................................      117,200        5,443,940
 Loews Corp............................................       53,200        3,023,356
 Louisiana-Pacific Corp................................       28,200          216,576
 Lowe's Companies, Inc.................................      207,600        9,406,356
 *LSI Logic Corp.......................................       97,500        1,584,375
 Lucent Technologies, Inc..............................      919,300        6,729,276
 *Manor Care, Inc......................................       27,800          649,130
 Marriott International, Inc. Class A..................       65,800        2,475,396
 Marsh & McLennan Companies, Inc.......................       74,400        7,958,568
 Masco Corp............................................      124,100        2,597,413
 Mattel, Inc...........................................      116,300        2,141,083
 *Maxim Integrated Products, Inc.......................       88,600        4,855,723
 May Department Stores Co..............................       80,700        2,892,288
 Maytag Corp...........................................       20,500          593,065
 MBIA, Inc.............................................       40,000        2,037,200
 MBNA Corp.............................................      229,900        7,411,976
 *McDermott International, Inc.........................       16,500          185,955
 McDonalds Corp........................................      349,100        9,369,844
 McGraw-Hill Companies, Inc............................       52,700        2,977,550
 McKesson HBOC, Inc....................................       76,900        2,866,063
 Mead Corp.............................................       26,800          828,656
 *Medimmune, Inc.......................................       57,400        2,531,053
 Medtronic, Inc........................................      326,300       15,427,464
                                                            SHARES             VALUE+
                                                            ------             ------

 Mellon Financial Corp.................................      128,800   $    4,815,832
 Merck & Co., Inc......................................      619,000       41,937,250
 *Mercury Interactive Corp.............................       22,300          686,505
 Meredith Corp.........................................       13,400          456,940
 Merrill Lynch & Co., Inc..............................      226,600       11,350,394
 MetLife, Inc..........................................      202,400        5,551,832
 MGIC Investment Corp..................................       28,900        1,692,095
 *Micron Technology, Inc...............................      160,900        4,370,044
 *Microsoft Corp.......................................    1,452,800       93,284,288
 Millipore Corp........................................       12,700          758,190
 Minnesota Mining & Manufacturing Co...................      106,900       12,248,602
 *Mirant Corp..........................................       91,600        2,235,956
 Molex, Inc............................................       52,700        1,514,862
 Moody's Corp..........................................       42,500        1,473,475
 Morgan Stanley Dean Witter & Co.......................      300,400       16,672,200
 Motorola, Inc.........................................      592,800        9,864,192
 *Nabors Industries, Inc...............................       39,600        1,247,400
 National City Corp....................................      162,200        4,541,600
 *National Semiconductor Corp..........................       46,800        1,410,084
 Navistar International Corp...........................       16,000          585,440
 *NCR Corp.............................................       26,000          999,180
 *Network Appliance Corp...............................       87,900        1,355,858
 New York Times Class A................................       43,000        1,954,350
 Newell Rubbermaid, Inc................................       72,000        1,846,800
 #Newmont Mining Corp..................................       52,800        1,038,576
 *#Nextel Communications Corp. Class A.................      206,500        2,209,550
 *Niagara Mohawk Holdings, Inc.........................       43,300          768,142
 Nicor, Inc............................................       12,300          479,331
 Nike, Inc. Class B....................................       73,200        3,878,868
 NiSource, Inc.........................................       55,700        1,164,130
 *Noble Drilling Corp..................................       36,200        1,067,900
 Nordstrom, Inc........................................       36,100          683,373
 Norfolk Southern Corp.................................      103,800        2,012,682
 Nortel Network Corp...................................      860,100        6,708,780
 Northern Trust Corp...................................       60,100        3,477,086
 Northrop Grumman Corp.................................       29,700        2,788,236
 *Novell, Inc..........................................       97,200          413,586
 *Novellus Systems, Inc................................       38,500        1,464,733
 Nucor Corp............................................       20,900        1,034,132
 Occidental Petroleum Corp.............................      100,000        2,500,000
 *Office Depot, Inc....................................       80,300        1,296,845
 Omnicom Group, Inc....................................       50,000        4,293,000
 *Oracle Systems Corp..................................    1,515,300       21,252,083
 #Paccar, Inc..........................................       20,700        1,260,941
 *Pactiv Corp..........................................       42,800          749,000
 Pall Corp.............................................       33,100          761,962
 *Palm, Inc............................................      153,100          533,554
 *Parametric Technology Corp...........................       71,300          622,449
 Parker-Hannifin Corp..................................       31,500        1,293,075
 Paychex, Inc..........................................      100,800        3,532,536
 Penney (J.C.) Co., Inc................................       71,000        1,799,140
 Peoples Energy Corp...................................        9,600          368,832
 *Peoplesoft, Inc......................................       79,400        2,766,693
 Pepsi Bottling........................................       38,800        1,724,660
 Pepsico, Inc..........................................      477,150       23,203,805
 PerkinElmer, Inc......................................       33,000          914,760
 Pfizer, Inc...........................................    1,704,100       73,804,571
 PG&E Corp. (Holding Co.)..............................      104,500        1,912,350
 Pharmacia Corp........................................      351,200       15,593,280
 Phelps Dodge Corp.....................................       21,200          759,596

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Philip Morris Companies, Inc..........................      593,800   $   28,009,546
 Phillips Petroleum Co.................................      102,380        5,695,399
 Pinnacle West Capital Corp............................       22,900          956,075
 Pitney Bowes, Inc.....................................       66,600        2,762,568
 Placer Dome, Inc......................................       88,400          964,444
 *PMC Sierra, Inc......................................       44,400        1,011,876
 PNC Financial Services Group, Inc.....................       78,000        4,520,100
 *Power-One, Inc.......................................       21,200          211,682
 PPG Industries, Inc...................................       45,500        2,446,535
 PPL Corp..............................................       39,400        1,401,458
 Praxair, Inc..........................................       43,400        2,296,728
 Procter & Gamble Co...................................      349,600       27,080,016
 Progress Energy, Inc..................................       58,600        2,428,970
 Progressive Corp......................................       19,900        2,915,947
 Providian Financial Corp..............................       77,100          205,857
 #Public Service Enterprise Group, Inc.................       56,100        2,274,855
 Pulte Corp............................................       15,900          624,075
 *Q Logic Corp.........................................       24,900        1,231,803
 *QUALCOMM, Inc........................................      204,400       11,999,302
 *Quintiles Transnational Corp.........................       31,500          521,483
 Qwest Communications International, Inc...............      448,300        5,334,770
 Radioshack Corp.......................................       50,100        1,450,896
 Ralston Purina Group..................................       83,600        2,769,668
 Raytheon Co...........................................      103,800        3,401,526
 *Reebok International, Ltd............................       15,800          367,508
 Regions Financial Corp................................       61,400        1,765,557
 Reliant Energy, Inc...................................       80,300        2,051,665
 *Robert Half International, Inc.......................       47,300        1,274,735
 Rockwell Collins......................................       49,400          830,908
 Rockwell International Corp...........................       49,400          815,100
 Rohm & Haas Co........................................       59,400        2,108,700
 *Rowan Companies, Inc.................................       25,500          416,670
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      578,800       27,979,192
 Ryder System, Inc.....................................       16,300          334,150
 *Sabre Holdings Corp..................................       35,900        1,245,371
 Safeco Corp...........................................       34,500        1,109,003
 *Safeway, Inc.........................................      136,400        6,077,984
 *Saint Jude Medical, Inc..............................       23,100        1,720,950
 Saint Paul Companies, Inc.............................       57,900        2,725,932
 *#Sanmina Corp........................................       86,300        1,847,683
 *Sapient Corp.........................................       33,200          205,840
 Sara Lee Corp.........................................      212,300        4,645,124
 SBC Communications, Inc...............................      909,100       33,982,158
 Schering-Plough Corp..................................      394,900       14,109,777
 Schlumberger, Ltd.....................................      154,700        7,427,147
 Schwab (Charles) Corp.................................      374,200        5,373,512
 Scientific-Atlanta, Inc...............................       44,000        1,183,160
 *Sealed Air Corp......................................       22,600        1,037,340
 Sears, Roebuck & Co...................................       88,700        4,036,737
 Sempra Energy.........................................       55,600        1,287,696
 Sherwin-Williams Co...................................       42,300        1,183,977
 *Siebel Systems, Inc..................................      122,300        2,735,240
 Sigma-Aldrich Corp....................................       20,400          872,202
 Snap-On, Inc..........................................       15,600          488,280
 *#Solectron Corp......................................      217,200        3,192,840
 Southern Co...........................................      184,900        4,206,475
 SouthTrust Corp.......................................       91,800        2,247,264
 Southwest Airlines Co.................................      205,600        3,855,000
 Sprint Corp...........................................      239,200        5,212,168
 *#Sprint Corp. (PCS Group)............................      252,900        6,309,855
                                                            SHARES             VALUE+
                                                            ------             ------

 Stanley Works.........................................       23,000   $      961,170
 *Staples, Inc.........................................      123,200        2,166,472
 *Starbucks Corp.......................................      102,600        1,818,585
 Starwood Hotels and Resorts Worldwide, Inc............       53,600        1,454,704
 State Street Corp.....................................       87,800        4,595,452
 Stilwell Financial, Inc...............................       59,200        1,404,224
 Stryker Corp..........................................       52,900        2,904,739
 *Sun Microsystems.....................................      879,100       12,522,780
 #Sunoco, Inc..........................................       22,600          826,256
 #Suntrust Banks, Inc..................................       78,800        4,984,888
 Supervalu, Inc........................................       35,700          809,319
 Symbol Technologies, Inc..............................       61,200        1,017,144
 Synovus Financial Corp................................       78,300        1,840,050
 Sysco Corp............................................      181,500        4,463,085
 T. Rowe Price Group, Inc..............................       33,200        1,056,424
 Target Corp...........................................      242,600        9,107,204
 Teco Energy, Inc......................................       36,600          966,606
 *Tektronix, Inc.......................................       25,300          568,744
 *Tellabs, Inc.........................................      110,500        1,685,678
 Temple-Inland, Inc....................................       13,300          759,962
 *Tenet Healthcare Corp................................       87,500        5,250,000
 *Teradyne, Inc........................................       47,100        1,312,206
 Texas Corp............................................       69,300        3,125,430
 Texas Instruments, Inc................................      468,600       15,018,630
 Textron, Inc..........................................       38,100        1,510,665
 *Thermo-Electron Corp.................................       48,900        1,061,130
 Thomas & Betts Corp...................................       15,700          320,437
 Tiffany & Co..........................................       39,400        1,134,720
 TJX Companies, Inc....................................       75,700        2,853,133
 *#TMP Worldwide, Inc..................................       28,700        1,184,449
 Torchmark Corp........................................       33,900        1,337,355
 *Toys R Us, Inc.......................................       53,300        1,146,483
 Transocean Sedco Forex, Inc...........................       85,800        2,428,140
 #Tribune Co...........................................       80,600        2,909,660
 *Tricon Global Restaurants, Inc.......................       39,700        1,883,765
 TRW, Inc..............................................       33,700        1,314,974
 Tupperware Corp.......................................       15,600          306,696
 #Tyco International, Ltd..............................      522,800       30,740,640
 U.S. Bancorp..........................................      514,400        9,763,312
 Unilever NV...........................................      154,300        8,779,670
 Union Pacific Corp....................................       66,900        3,682,845
 Union Planters Corp...................................       37,000        1,606,170
 *Unisys Corp..........................................       85,500        1,017,450
 United Technologies Corp..............................      127,100        7,651,420
 Unitedhealth Group, Inc...............................       85,600        6,116,120
 *#Univision Communications, Inc. Class A..............       56,300        2,004,843
 Unocal Corp...........................................       65,700        2,160,873
 UnumProvident Corp....................................       65,200        1,682,160
 USA Education, Inc....................................       44,000        3,743,080
 *#USAir Group, Inc....................................       18,100          135,569
 UST, Inc..............................................       44,100        1,583,190
 USX-Marathon Group, Inc...............................       83,300        2,282,420
 USX-US Steel Group....................................       24,000          405,360
 *Veritas Software Co..................................      107,300        4,173,434
 Verizon Communications, Inc...........................      730,100       34,314,700
 VF Corp...............................................       30,200        1,146,996
 *Viacom, Inc. Class B.................................      480,500       20,973,825
 Visteon Corp..........................................       35,300          487,140
 *Vitesse Semiconductor, Inc...........................       49,500          603,653
 Vulcan Materials Co...................................       27,300        1,262,625

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Wachovia Corp.........................................      378,500   $   11,714,575
 Walgreen Co...........................................      274,800        9,068,400
 Wal-Mart Stores, Inc..................................    1,206,900       66,560,535
 Washington Mutual, Inc................................      236,900        7,410,232
 Waste Management, Inc.................................      168,800        4,945,840
 *Watson Pharmaceuticals, Inc..........................       28,600          855,998
 *Wellpoint Health Networks, Inc.......................       17,100        2,016,090
 Wells Fargo Company...................................      463,300       19,829,240
 Wendy's International, Inc............................       30,700          872,801
 Westvaco Corp.........................................       27,200          778,192
 Weyerhaeuser Co.......................................       58,100        3,070,585
 Whirlpool Corp........................................       18,000        1,183,680
 Willamette Industries, Inc............................       29,600        1,428,200
 Williams Companies, Inc...............................      138,800        3,708,736
 Winn-Dixie Stores, Inc................................       37,900          519,609
 *Worldcom, Inc........................................      779,600       11,343,180
 Worthington Industries, Inc...........................       23,000          340,400
 #Wrigley (Wm.) Jr. Co.................................       61,000        3,082,940
 XCEL Energy, Inc......................................       92,600        2,528,906
 #Xerox Corp...........................................      187,400        1,574,160
 *Xilinx, Inc..........................................       89,800        3,242,229
 #XL Capital, Ltd......................................       36,100        3,356,578
 *Yahoo!, Inc..........................................      153,000        2,380,680
 *Zimmer Holdings, Inc.................................       52,450        1,692,037
 Zions Bancorp.........................................       24,900        1,202,048
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,398,058,961)................................                 2,798,961,450
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.2%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.75%, 05/15/05, valued at $35,836,900) to be
   repurchased at $35,311,884
   (Cost $35,306,000)..................................   $   35,306       35,306,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,433,364,961)++..............................                $2,834,267,450
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $2,461,636,976.

                See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (89.1%)
BONDS -- (34.3%)
Abbey National Treasury Services P.L.C.
    6.500%, 05/12/03...................................      3,000     $ 3,141,300
Associates Corp. of North America Corporate Bonds
    6.730%, 03/27/03...................................      2,400       2,506,193
Bank Nederlandse Gemeenten NV
    5.875%, 05/06/03...................................      3,000       3,120,060
Caisse d'Amortissement de Dette Sociale Eurosemi
    6.250%, 07/17/03...................................      3,000       3,152,190
General Electric Capital Corp. Medium Term Notes
    7.000%, 02/03/03...................................      3,000       3,141,285
Interamerican Development Bank Corporate Bonds
    7.000%, 06/16/03...................................      2,400       2,551,642
Kingdom of Denmark Medium Term Notes
    6.625%, 06/17/03...................................      2,600       2,736,240
Landwirtschaft Rentenbank
    7.125%, 01/27/03...................................      3,000       3,145,680
Wal-Mart Stores, Inc. Corporate Bonds
    4.375%, 08/01/03...................................      2,500       2,550,330
Wells Fargo & Co. Corporate Bonds
    4.250%, 08/15/03...................................      2,000       2,026,904
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    5.250%, 09/16/03...................................      2,400       2,489,338
                                                                       -----------
TOTAL BONDS
  (Cost $30,048,853)...................................                 30,561,162
                                                                       -----------
COMMERCIAL PAPER -- (33.8%)
AIG Funding C.P.
    2.050%, 12/03/01...................................      2,600       2,600,000
BP Amoco Capital Corp. C.P.
    2.140%, 12/03/01...................................      2,600       2,600,000
Barton Capital Corp. C.P.
    2.070%, 01/02/02...................................      2,800       2,795,380
CDC Commercial Paper Corp. C.P.
    2.080%, 12/07/01...................................      2,800       2,799,359
Ciesco L.P. C.P.
    2.030%, 12/21/01...................................      1,000         998,995
Govco, Inc. C.P.
    2.000%, 12/10/01...................................      3,100       3,098,716
Harvard University C.P.
    2.130%, 12/03/01...................................      2,600       2,600,000
Kittyhawk Funding Corp. C.P.
    2.050%, 12/03/01...................................      2,800       2,800,000
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

Sheffield Receivable Corp. C.P.
    2.020%, 12/07/01...................................      2,800     $ 2,799,356
UBS Finance (DE), Inc. C.P.
    2.080%, 12/06/01...................................      1,600       1,599,725
United Parcel Service, Inc. C.P.
    2.060%, 12/03/01...................................      2,600       2,600,000
Windmill Funding Corp. C.P.
    2.100%, 12/06/01...................................      2,800       2,799,503
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $30,087,374)...................................                 30,091,034
                                                                       -----------
AGENCY OBLIGATIONS -- (18.1%)
Federal Farm Credit Bank
    3.125%, 10/01/03...................................      2,500       2,503,057
Federal Home Loan Bank
    2.030%, 12/03/01...................................        500         500,000
    **1.920%, 12/05/01.................................      5,000       4,999,455
Federal Home Loan Mortgage Corporation
    3.500%, 09/15/03...................................      3,600       3,634,452
    6.375%, 11/15/03...................................      4,200       4,461,521
                                                                       -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $16,074,846)...................................                 16,098,485
                                                                       -----------
VARIABLE RATE OBLIGATIONS -- (2.9%)
JP Morgan Chase & Co.
    ***2.380%, 12/06/01
      (Cost $2,600,947)................................      2,600       2,600,780
                                                                       -----------
TOTAL -- UNITED STATES
  (Cost $78,812,020)...................................                 79,351,461
                                                                       -----------
CANADA -- (7.5%)
BONDS -- (7.5%)
Alberta (Province of)
    7.750%, 05/05/03...................................      4,000       2,718,723
Canada (Government of)
    5.750%, 06/01/03...................................      4,000       2,654,077
Canada Mortgage and Housing Corp.
    5.100%, 06/02/03...................................      2,000       1,313,804
                                                                       -----------
TOTAL -- CANADA
  (Cost $6,647,625)....................................                  6,686,604
                                                                       -----------
AUSTRALIA -- (3.1%)
BONDS -- (3.1%)
Queensland Treasury Corp.
    8.000%, 05/14/03...................................      5,000       2,731,906
                                                                       -----------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $377).........................................                        370
                                                                       -----------

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $276,434) to be
   repurchased at $271,045
   (Cost $271,000).....................................        271     $   271,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $88,362,773)++.....                $89,041,341
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
   *  Non-Income Producing Securities
  **  Face amount of securities pledged as margin requirement for open futures contracts.
 ***  Rates shown are the rates as of November 30, 2001, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $88,362,773.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001


                                                               SHARES          VALUE+
                                                               ------          ------
COMMON STOCKS -- (99.9%)
 *3COM Corp............................................       53,400   $      238,965
 *#Adelphia Communications Corp. Class A...............      172,800        4,338,144
 *Advanced Micro Devices, Inc..........................       29,000          393,240
 Aetna, Inc............................................      539,626       16,820,142
 AK Steel Holding Corp.................................      663,675        7,034,955
 *Alaska Air Group, Inc................................      108,500        3,108,525
 Albemarle Corp........................................      102,100        2,273,767
 *Allegheny Corp.......................................       16,901        3,224,035
 Alliant Energy Corp...................................      212,900        5,982,490
 Allmerica Financial Corp..............................       94,900        4,070,261
 Allstate Corp.........................................      878,800       30,090,112
 Amerada Hess Corp.....................................       65,000        3,776,500
 *America West Holdings Corp. Class B..................       19,400           50,440
 American Financial Group, Inc.........................      177,400        4,360,492
 American National Insurance Co........................       46,700        3,696,071
 AmerUs Group Co.......................................       45,600        1,586,424
 *AMR Corp.............................................      361,200        7,715,232
 Anadarko Petroleum Corp...............................        4,600          238,740
 *AOL Time Warner, Inc.................................        4,000          139,600
 *Apple Computer, Inc..................................        1,000           21,295
 *#Applied Micro Circuits Corp.........................        1,000           13,625
 Archer-Daniels Midland Co.............................    2,375,260       36,555,251
 *Arrow Electronics, Inc...............................      308,200        8,481,664
 Ashland, Inc..........................................      245,700       10,479,105
 Astoria Financial Corp................................       12,600          626,724
 AT&T Corp.............................................    1,149,900       20,111,751
 *AT&T Wireless Services, Inc..........................      370,037        5,169,417
 *AutoNation, Inc......................................    2,057,600       22,757,056
 Bear Stearns Companies, Inc...........................      373,770       21,491,775
 Belo (A.H.) Corp. Class A.............................      324,200        5,796,696
 Big Lots, Inc.........................................      253,500        2,382,900
 Boise Cascade Corp....................................      213,400        6,837,336
 *Borders Group, Inc...................................       22,700          436,975
 Borg Warner Automotive, Inc...........................      100,800        4,636,800
 Bowater, Inc..........................................      168,400        8,098,356
 Brunswick Corp........................................      297,600        5,862,720
 Burlington Northern Santa Fe Corp.....................    1,283,000       37,604,730
 #Centex Corp..........................................      229,000       10,348,510
 Cincinnati Financial Corp.............................      551,580       21,274,441
 Circuit City Stores, Inc. (Circuit City Group)........       98,000        1,719,900
 *#Clear Channel Communications, Inc...................      236,000       11,028,280
 *CNA Financial Corp...................................      635,600       17,796,800
 *CNET Networks, Inc...................................       38,114          285,283
 Coca-Cola Enterprises, Inc............................    1,785,400       31,155,230
 Commerce Group, Inc...................................       93,100        3,505,215
 Commercial Federal Corp...............................       98,900        2,516,016
 *#Conseco, Inc........................................    1,199,100        5,072,193
 Countrywide Credit Industries, Inc....................      410,000       17,416,800
 Crompton Corp.........................................        5,637           45,096
 CSX Corp..............................................      577,800       21,609,720
 #Cummins Engine Co., Inc..............................      147,700        5,355,602
 *Curtiss-Wright Corp-Cl B W/I.........................       14,535          581,414
 Dana Corp.............................................      510,700        6,996,590
 Delphi Automotive Systems Corp........................       19,830          272,068

                                                               SHARES          VALUE+
                                                               ------          ------

 Delta Air Lines, Inc..................................      402,500   $   11,664,450
 Dillards, Inc. Class A................................      348,900        5,774,295
 Eastman Chemical Co...................................       83,200        3,192,384
 *Extended Stay America, Inc...........................      346,900        5,446,330
 *Federated Department Stores, Inc.....................      618,200       22,873,400
 First American Financial Corp.........................       54,300          969,255
 First Citizens Bancshares, Inc........................       10,300          959,393
 Florida East Coast Industries Inc. Class B............        7,739          154,006
 Florida East Coast Industries, Inc....................       60,400        1,328,800
 *Foot Locker, Inc.....................................      574,700        9,275,658
 Ford Motor Co.........................................    1,770,900       33,540,846
 Fortune Brands, Inc...................................      397,300       15,601,971
 GATX Corp.............................................      140,300        3,952,251
 General Motors Corp...................................    1,060,100       52,686,970
 *General Motors Corp. Class H.........................      826,438       11,900,707
 Georgia-Pacific Corp..................................      334,900       10,736,894
 Golden State Bancorp, Inc.............................      103,200        2,566,584
 #Goodyear Tire & Rubber Co............................      493,200       11,047,680
 Greenpoint Financial Corp.............................      265,700        9,522,688
 Harris Corp...........................................      151,400        4,829,660
 Hasbro, Inc...........................................       79,000        1,299,550
 *Healthsouth Corp.....................................    1,481,200       21,803,264
 *Hearst-Argyle Television, Inc........................      238,600        5,070,250
 Helmerich & Payne, Inc................................      146,800        4,135,356
 Hibernia Corp.........................................      301,300        4,935,294
 Hollinger International, Inc. Class A.................      268,700        2,915,395
 Horton (D.R.), Inc....................................      429,877       12,045,154
 *Humana, Inc..........................................      618,900        7,785,762
 Huntington Bancshares, Inc............................       11,000          178,090
 *i2 Technologies Inc..................................      205,800        1,180,263
 IMC Global, Inc.......................................      438,300        5,150,025
 Independence Community Bank Corp......................       12,500          295,687
 *Ingram Micro, Inc....................................      269,200        4,145,680
 International Paper Co................................    1,215,775       48,570,211
 *#JDS Uniphase Corp...................................      693,300        6,988,464
 *#K Mart Corp.........................................    1,768,000       10,784,800
 *Key3Media Group, Inc.................................       56,100          257,499
 KeyCorp...............................................      941,600       21,562,640
 Lafarge Corp..........................................      257,500        9,432,225
 *Lear Corp............................................      110,900        3,964,675
 *#Level 3 Communications, Inc.........................      195,500        1,089,913
 Liberty Financial Companies, Inc......................      167,500        5,589,475
 *#Liberty Media Corp..................................      766,800       10,083,420
 Lincoln National Corp.................................      309,400       14,758,380
 Lockheed Martin Corp..................................      489,500       22,737,275
 Loews Corp............................................      636,800       36,189,344
 Longs Drug Stores Corp................................       50,900        1,166,119
 Louisiana-Pacific Corp................................      383,400        2,944,512
 Lubrizol Corp.........................................      182,000        5,803,980
 Lucent Technologies, Inc..............................    1,386,300       10,147,716
 Lyondell Chemical Co..................................      447,200        6,350,240
 *#Mandalay Resort Group...............................      296,300        6,400,080
 *Manor Care, Inc......................................      222,000        5,183,700
 MBIA, Inc.............................................      139,650        7,112,375
 Mead Corp.............................................      376,300       11,635,196
 *#Metromedia Fiber Network, Inc.......................      196,800          112,176

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                               ------          ------
 *MGM Grand, Inc.......................................       99,000   $    2,608,650
 *MIPS Technologies, Inc., Class B.....................       10,116           87,402
 Mony Group, Inc.......................................       46,200        1,446,984
 #Motorola, Inc........................................      149,000        2,479,360
 Norfolk Southern Corp.................................    1,537,600       29,814,064
 Northrop Grumman Corp.................................      241,000       22,625,080
 *#NTL, Inc............................................       99,000          183,150
 Occidental Petroleum Corp.............................      650,800       16,270,000
 *Office Depot, Inc....................................       65,200        1,052,980
 Old Republic International Corp.......................      334,275        8,975,284
 Omnicare, Inc.........................................      360,300        7,703,214
 Pacific Century Financial Corp........................      337,800        8,512,560
 *Pactiv Corp..........................................      613,100       10,729,250
 *Park Place Entertainment Corp........................      800,400        6,723,360
 Penney (J.C.) Co., Inc................................    1,120,000       28,380,800
 Penzoil Quaker State Co...............................       55,600          722,800
 Phelps Dodge Corp.....................................      287,085       10,286,256
 *Pioneer Natural Resources Co.........................      483,900        8,105,325
 *Pride International, Inc.............................       50,000          640,000
 Pulitzer, Inc.........................................        1,700           81,345
 Pulte Corp............................................      124,200        4,874,850
 Questar Corp..........................................      271,400        6,312,764
 Qwest Communications International, Inc...............      713,600        8,491,840
 Rayonier, Inc.........................................       83,000        3,795,590
 Raytheon Co...........................................    1,084,000       35,522,680
 *#Rite Aid Corp.......................................      969,800        4,548,362
 RJ Reynolds Tobacco Holdings, Inc.....................      251,326       14,418,573
 Ryder System, Inc.....................................      275,400        5,645,700
 Safeco Corp...........................................      486,400       15,635,328
 Saint Paul Companies, Inc.............................      695,326       32,735,948
 *Saks, Inc............................................      743,200        6,094,240
 Sears, Roebuck & Co...................................      867,500       39,479,925
 *Service Corp. International..........................      903,100        5,301,197
 *Six Flags, Inc.......................................      315,900        4,523,688
 *Smurfit-Stone Container Corp.........................      106,626        1,716,145
 #Sovereign Bancorp, Inc...............................      781,020        8,630,271
 Sprint Corp...........................................       65,900        1,435,961
 St. Joe Corp..........................................        7,100          192,481
 Starwood Hotels and Resorts Worldwide, Inc............      573,700       15,570,218
 #Sunoco, Inc..........................................      298,800       10,924,128
 Supervalu, Inc........................................      565,200       12,813,084
 Temple-Inland, Inc....................................      131,300        7,502,482
 Thomas & Betts Corp...................................       46,900          957,229
 Tidewater, Inc........................................      100,900        2,875,650
 *Toys R Us, Inc.......................................      819,300       17,623,143
 TRW, Inc..............................................       30,000        1,170,600
 Tyson Foods, Inc. Class A.............................      912,556       10,978,049

                                                               SHARES          VALUE+
                                                               ------          ------

 UAL Corp..............................................      190,500   $    3,213,735
 #Ultramar Diamond Shamrock Corp.......................      233,200       11,193,600
 Union Pacific Corp....................................      824,200       45,372,210
 Unionbancal Corp......................................       86,600        3,181,684
 *United Rentals, Inc..................................      288,500        6,280,645
 Unitrin, Inc..........................................      223,800        8,705,820
 UnumProvident Corp....................................      838,989       21,645,916
 USX-Marathon Group, Inc...............................      911,450       24,973,730
 USX-US Steel Group....................................      326,200        5,509,518
 #Valero Energy Corp...................................      114,300        4,000,500
 Valhi, Inc............................................      158,500        2,036,725
 *#VeriSign, Inc.......................................       23,800          891,072
 *Viacom, Inc. Class B.................................        3,000          130,950
 *Vishay Intertechnology, Inc..........................      182,616        3,356,482
 Visteon Corp..........................................      273,569        3,775,252
 *WebMD Corp...........................................      321,200        1,597,970
 Weis Markets, Inc.....................................       20,800          582,400
 Wesco Financial Corp..................................       13,540        4,197,400
 Westvaco Corp.........................................      393,950       11,270,910
 #Weyerhaeuser Co......................................      183,800        9,713,830
 *Worldcom, Inc........................................    1,048,300       15,252,765
 #WorldCom, Inc........................................       28,372          371,815
 Worthington Industries, Inc...........................      140,800        2,083,840
 #Xerox Corp...........................................       75,000          630,000
 York International Corp...............................      137,800        5,029,700
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,552,038,771)................................                 1,633,506,335
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $1,255,265) to be
   repurchased at $1,236,206
   (Cost $1,236,000)...................................   $    1,236        1,236,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,553,274,771)++..............................                $1,634,742,335
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,553,444,235

                See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.0%)
 *#24/7 Media, Inc.....................................       16,200   $      3,645
 *3COM Corp............................................      600,800      2,688,580
 AAR Corp..............................................      107,900        879,385
 *Acceptance Insurance Companies, Inc..................       23,600        123,428
 *Advance Auto Parts Inc...............................        9,457        405,258
 Advanta Corp. Class A.................................       41,487        376,702
 Advanta Corp. Class B Non-Voting......................       78,827        633,769
 *Aftermarket Technology Corp..........................       15,300        289,705
 Agco Corp.............................................      243,900      3,402,405
 Airborne, Inc.........................................      213,500      2,867,305
 *Airgas, Inc..........................................      263,900      3,984,890
 AK Steel Holding Corp.................................      428,438      4,541,443
 *Alaska Air Group, Inc................................      105,500      3,022,575
 *Albany International Corp. Class A...................       39,080        790,979
 Albemarle Corp........................................        7,400        164,798
 Alexander & Baldwin, Inc..............................      159,900      3,847,993
 Alfa Corp.............................................        5,000        108,925
 *Allegheny Corp.......................................       10,663      2,034,074
 *Allegiance Telecom, Inc..............................       48,300        386,641
 *Allen Telecom, Inc...................................       48,300        427,455
 *Alliance Semiconductor Corp..........................      158,300      1,698,559
 Alliant Energy Corp...................................       58,100      1,632,610
 Allmerica Financial Corp..............................       45,100      1,934,339
 *Alpharma, Inc. Class A...............................       17,500        419,650
 *Amerco, Inc..........................................       82,600      1,487,213
 *America West Holdings Corp. Class B..................      151,600        394,160
 American Financial Group, Inc.........................      202,700      4,982,366
 American Greetings Corp. Class A......................      250,800      3,272,940
 American National Insurance Co........................       26,100      2,065,684
 *Ameripath, Inc.......................................       15,500        446,477
 AmerUs Group Co.......................................      101,400      3,527,706
 *#Ames Department Stores, Inc.........................       98,400         26,076
 *#Amresco, Inc........................................       11,600            128
 *Amtran, Inc..........................................       28,400        337,392
 *Anadigics, Inc.......................................        5,000         84,200
 Analogic Corp.........................................          300         11,049
 *Ann Taylor Stores Corp...............................       49,600      1,352,592
 *Applica, Inc.........................................       78,000        620,100
 *Applied Graphics Technologies, Inc...................        2,840            994
 Applied Industrial Technologies, Inc..................       48,800        893,528
 *Arch Capital Group, Ltd..............................       43,700      1,036,782
 Arch Chemicals, Inc...................................       88,650      1,932,570
 Arctic Cat, Inc.......................................       31,200        519,948
 Argonaut Group, Inc...................................       84,800      1,469,584
 *#Ariba, Inc..........................................      144,200        617,897
 *#Armstrong Holdings, Inc.............................      157,200        386,712
 Arnold Industries, Inc................................       81,800      1,777,923
 *Arrow Electronics, Inc...............................            4            110
 Arvinmeritor, Inc.....................................       68,500      1,236,425
 Ashland, Inc..........................................      139,800      5,962,470
 Astoria Financial Corp................................       18,900        940,086
 *Atlas Air, Inc.......................................       43,300        674,181
 *Audiovox Corp. Class A...............................       96,300        698,175
 *Aurora Foods, Inc....................................      221,500      1,162,875
 *#Aviation Sales Co...................................        8,800          3,872
 *Avid Technology, Inc.................................       83,500        879,672
                                                            SHARES           VALUE+
                                                            ------           ------

 Avnet, Inc............................................       12,093   $    287,209
 *Avocent Corp.........................................        3,200         76,208
 *Aztar Corp...........................................      138,300      2,192,055
 Baldwin & Lyons, Inc. Class B.........................       17,300        427,223
 *Bally Total Fitness Holding Corp.....................       25,000        531,000
 Bancwest Corp.........................................      190,900      6,635,684
 Bandag, Inc...........................................       29,600        917,600
 Bandag, Inc. Class A..................................       29,100        779,880
 *Bank United Financial Corp. Class A..................       13,500        190,080
 BankAtlantic Bancorp, Inc. Class A....................        1,995         15,960
 Banner Corp...........................................       16,797        269,424
 Bassett Furniture Industries, Inc.....................       22,100        321,555
 *Bay View Capital Corp................................      199,000      1,450,710
 *Beazer Homes USA, Inc................................        6,900        462,300
 Belo (A.H.) Corp. Class A.............................      359,500      6,427,860
 *Benchmark Electronics, Inc...........................       25,600        489,472
 Berkley (W.R.) Corp...................................       47,800      2,557,300
 *#Bethlehem Steel Corp................................      543,000        200,910
 *Beverly Enterprises..................................      378,900      3,447,990
 Big Lots, Inc.........................................      448,700      4,217,780
 *Bio-Rad Laboratories, Inc. Class A...................        4,400        277,640
 *Birmingham Steel Corp................................       38,300         10,341
 Bob Evans Farms, Inc..................................      110,600      2,438,177
 *Boca Resorts, Inc....................................      148,300      1,789,981
 Boise Cascade Corp....................................      203,000      6,504,120
 *Bombay Co., Inc......................................       52,300        133,365
 Borg Warner Automotive, Inc...........................       77,600      3,569,600
 Bowater, Inc..........................................      106,000      5,097,540
 Bowne & Co., Inc......................................      137,830      1,787,655
 *Boyd Gaming Corp.....................................      180,600        944,538
 *#Broadvision, Inc....................................       40,300        121,101
 *Broadwing, Inc.......................................       25,000        238,000
 Brookline Bancorp, Inc................................       70,400      1,075,360
 *#Brooks Automation, Inc..............................       36,800      1,352,584
 *Brown (Tom), Inc.....................................        9,000        210,375
 Brown Shoe Company, Inc...............................       72,900      1,071,630
 Brunswick Corp........................................      300,500      5,919,850
 Brush Wellman, Inc....................................       61,400        712,240
 BSB Bancorp, Inc......................................        3,800         96,311
 *Buckeye Technology, Inc..............................       56,300        548,362
 *#Budget Group, Inc...................................       74,900         62,916
 Burlington Coat Factory Warehouse Corp................      166,900      2,787,230
 Butler Manufacturing Co...............................        1,600         42,032
 Calgon Carbon Corp....................................      153,500      1,349,265
 Caraustar Industries, Inc.............................      112,700        763,542
 Carpenter Technology Corp.............................       86,400      2,221,344
 *Casella Waste Systems, Inc. Class A..................       72,200        911,164
 Cash America International, Inc.......................       27,000        247,050
 Castle (A.M.) & Co....................................        9,700        100,104
 CBRL Group, Inc.......................................      193,600      5,001,656
 *CDI Corp.............................................       17,400        305,196
 Centex Construction Products, Inc.....................       14,093        419,267
 Centex Corp...........................................      160,400      7,248,476
 *Central Garden & Pet Co..............................       59,300        492,486
 Central Parking Corp..................................       49,700        872,235
 Century Aluminum Co...................................        9,400        117,547
 *Century Business Services, Inc.......................       86,100        145,509
 *Champion Enterprises, Inc............................      207,600      2,505,732

THE U.S. SMALL XM VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Charming Shoppes, Inc................................      184,900   $    923,575
 *CheckFree Corp.......................................       42,000        710,010
 *Checkpoint System, Inc...............................      120,800      1,276,856
 Chemed Corp...........................................        9,000        279,000
 Chemfirst, Inc........................................       13,900        327,206
 Chesapeake Corp.......................................       66,700      1,919,626
 *Chesapeake Energy Corp...............................       21,200        135,680
 *#Chiquita Brands International, Inc..................      218,300        161,542
 *Ciber, Inc...........................................        1,600         12,256
 CICOR International, Inc..............................       14,250        245,955
 *City Holding Co......................................       21,400        248,989
 *CKE Restaurants, Inc.................................      136,500      1,157,520
 Cleveland Cliffs, Inc.................................       42,000        710,220
 CNA Surety Corp.......................................        8,000        118,080
 *CNET Networks, Inc...................................      194,672      1,457,120
 CNF Transportation, Inc...............................        4,800        122,064
 Coachmen Industries, Inc..............................       47,300        480,095
 *Coherent, Inc........................................        9,600        293,520
 Columbus McKinnon Corp................................       20,800        157,976
 *Comdicso, Inc........................................       63,600         23,532
 *Comfort Systems USA, Inc.............................      117,700        400,180
 Commerce Group, Inc...................................       59,300      2,232,645
 *Commerce One, Inc....................................      172,600        541,964
 Commercial Federal Corp...............................      208,300      5,299,152
 Commercial Metals Co..................................       52,000      1,716,000
 Commonwealth Bancorp, Inc.............................        1,500         33,007
 Commonwealth Industries, Inc..........................        6,600         35,343
 Community Trust Bancorp, Inc..........................        6,050        140,360
 *Compucom Systems, Inc................................       98,600        201,637
 *Conmed Corp..........................................       84,600      1,520,262
 *Conseco, Inc.........................................       72,500        306,675
 *Consolidated Freightways Corp........................       16,000         64,080
 *Consolidated Graphics, Inc...........................       38,600        700,976
 *#Continental Airlines, Inc...........................        3,000         68,940
 Cooper Tire & Rubber Co...............................      267,300      3,961,386
 *CoorsTek, Inc........................................       13,175        387,938
 Corn Products International, Inc......................      136,740      4,450,887
 *Corrections Corporation of America...................          900         14,220
 Corus Bankshares, Inc.................................       35,300      1,479,246
 *Covanta Energy Corp..................................      194,000      2,085,500
 *Covenant Transport, Inc. Class A.....................       19,300        256,690
 *Coventry Health Care, Inc............................       53,900      1,130,822
 *Credit Acceptance Corp...............................      164,100      1,473,618
 *Crestline Capital Corp...............................       17,200        505,680
 Crompton Corp.........................................      131,100      1,048,800
 *Crown Castle International Corp......................       27,600        300,564
 *Crown Cork & Seal Co., Inc...........................      514,200        519,342
 *CSS Industries, Inc..................................       21,600        611,064
 Cummins Engine Co., Inc...............................      156,100      5,660,186
 *Cumulus Media, Inc. Class A..........................      100,000      1,245,500
 Curtiss-Wright Corp...................................        3,500        148,400
 *Curtiss-Wright Corp-Cl B W/I.........................        1,584         63,389
 Dana Corp.............................................       30,650        419,905
 Delphi Financial Group, Inc. Class A..................       40,745      1,354,771
 Deltic Timber Corp....................................        4,100        108,199
 Dillards, Inc. Class A................................      341,314      5,648,747
 Dime Community Bancorp, Inc...........................       74,000      1,861,100
 Dimon, Inc............................................       69,200        428,348
 *Dollar Thrifty Automotive Group, Inc.................      102,600      1,379,970
 *DoubleClick, Inc.....................................       18,600        167,493
 Downey Financial Corp.................................        4,600        164,680
 *Dress Barn, Inc......................................       43,400        996,464
                                                            SHARES           VALUE+
                                                            ------           ------

 *Dura Automotive Systems, Inc.........................       48,150   $    425,646
 *DVI, Inc.............................................       53,000        901,530
 *Dycom Industries, Inc................................        8,900        145,070
 *E Trade Group, Inc...................................      148,700      1,189,600
 *Edgewater Technology, Inc............................       52,272        192,100
 *Electro Rent Corp....................................       13,600        175,236
 *Electroglas, Inc.....................................        8,100        115,222
 *Emmis Broadcasting Corp. Class A.....................       15,600        258,648
 *Encompass Services Corp..............................      250,100        365,146
 Energen Corp..........................................        8,900        206,302
 *Enserch Exploration Corp.............................      107,833        199,491
 *Entravision Communications Corp......................      134,400      1,612,800
 *Esco Technologies, Inc...............................       49,200      1,468,620
 *Esterline Technologies Corp..........................       53,500        807,850
 *Ethyl Corp...........................................      280,200        235,368
 *Extended Stay America, Inc...........................      355,500      5,581,350
 *Fairchild Corp. Class A..............................       27,936         92,468
 Farmer Brothers Co....................................        1,500        340,500
 FBL Financial Group, Inc. Class A.....................      125,000      2,143,750
 *#Federal-Mogul Corp..................................      317,000        323,340
 Fidelity National Financial, Inc......................       30,140        684,479
 *Finish Line, Inc. Class A............................       86,600      1,122,336
 *#Finova Group, Inc...................................      239,600        143,760
 First American Financial Corp.........................      174,500      3,114,825
 First Charter Corp....................................       38,600        674,149
 First Citizens Bancshares, Inc........................       29,200      2,719,834
 First Niagara Financial Group, Inc....................       66,800      1,085,834
 *First Republic Bank..................................       18,150        393,492
 First Sentinel Bancorp, Inc...........................       51,900        641,743
 *FirstFed Financial Corp..............................       54,500      1,305,275
 *Fisher Scientific International, Inc.................       13,000        354,250
 Flagstar Bancorp, Inc.................................        9,300        204,414
 Fleetwood Enterprises, Inc............................      127,900      1,605,145
 *Fleming Companies, Inc...............................        4,900        126,910
 Florida East Coast Industries, Inc....................       22,000        484,000
 *Forest Oil Corp......................................        4,200        109,368
 Foster Wheeler, Ltd...................................      168,200        888,096
 *Franklin Covey Co....................................        6,500         40,300
 Fremont General Corp..................................      292,700      1,729,857
 *#Friede Goldman Halter, Inc..........................      174,700         39,307
 *FSI International, Inc...............................        2,100         16,275
 *Gateway, Inc.........................................       46,200        434,280
 GATX Corp.............................................       63,700      1,794,429
 *Gaylord Entertainment Co.............................       77,350      1,810,763
 *#GC Companies, Inc...................................        6,900          1,690
 Gencorp, Inc..........................................       28,600        364,650
 General Cable Corp....................................       18,800        225,600
 *General Communications, Inc. Class A.................      107,200      1,063,960
 *Genlyte Group, Inc...................................        3,500         98,087
 *Gentiva Health Services, Inc.........................       29,000        592,760
 Gerber Scientific, Inc................................      104,900      1,038,510
 Gibraltar Steel Corp..................................       39,900        747,925
 Glatfelter (P.H.) Co..................................      167,600      2,453,664
 *Glenayre Technologies, Inc...........................      154,000        196,350
 *GlobeSpan, Inc.......................................          500          6,517
 *Goodys Family Clothing, Inc..........................       61,100        263,341
 *Graphic Packaging International Corp.................       53,700        310,923
 Great American Financial Resources, Inc...............       46,500        856,065
 *Great Atlantic & Pacific Tea Co., Inc................      150,750      3,610,462
 *Griffon Corp.........................................      131,340      1,845,327

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Group 1 Automotive, Inc..............................       12,900   $    402,222
 *Guilford Mills, Inc..................................       44,950         16,182
 *Ha-Lo Industries, Inc................................      114,900          6,664
 Hancock Holding Co....................................        3,600        151,002
 *Handleman Co.........................................       74,800      1,029,248
 *Hanger Orthopedic Group, Inc.........................       10,000         61,000
 Harbor Florida Bancshares, Inc........................       18,200        297,752
 Harleysville Group, Inc...............................      109,800      2,648,925
 Harris Corp...........................................       48,200      1,537,580
 *Hearst-Argyle Television, Inc........................      179,600      3,816,500
 Helmerich & Payne, Inc................................       16,500        464,805
 *Hercules, Inc........................................       34,300        346,430
 *Hexcel Corp..........................................       89,000        229,620
 Hollinger International, Inc. Class A.................      157,200      1,705,620
 *Hollywood Entertainment Corp.........................      123,300      1,842,102
 *#HomeStore.com, Inc..................................       23,700         87,097
 Horton (D.R.), Inc....................................      140,284      3,930,758
 *#House2Home, Inc.....................................       21,200            127
 *Houston Exploration Co...............................       16,000        487,200
 *Hovnanian Enterprises, Inc. Class A..................       28,700        396,347
 Hudson River Bancorp, Inc.............................        4,400         97,416
 Hughes Supply, Inc....................................       94,400      2,534,640
 *Humana, Inc..........................................      587,700      7,393,266
 *Hunt (J.B.) Transport Services, Inc..................      138,400      2,464,212
 *Hutchinson Technology, Inc...........................       99,100      2,084,568
 *Hypercom Corp........................................       40,600        257,404
 *#iBasis, Inc.........................................       11,000         13,695
 *IHOP Corp............................................       18,500        523,550
 Ikon Office Solutions, Inc............................      572,500      6,137,200
 *Imation Corp.........................................      109,500      2,373,960
 IMC Global, Inc.......................................      428,800      5,038,400
 IMCO Recycling, Inc...................................       26,600        175,826
 Independence Community Bank Corp......................      172,900      4,089,949
 *InFocus Corp.........................................       12,900        291,153
 *Infonet Services Corp................................      268,800        478,464
 *Information Resources, Inc...........................       63,800        520,289
 Ingles Market, Inc. Class A...........................       39,300        476,512
 *Ingram Micro, Inc....................................      273,300      4,208,820
 *Input/Output, Inc....................................      171,900      1,340,820
 *Insignia Financial Group, Inc........................       65,700        668,826
 *Integrated Electrical Services, Inc..................      126,200        514,896
 Interface, Inc. Class A...............................      167,000        820,805
 *Intergraph Corp......................................       71,900        872,147
 *Interland, Inc.......................................        4,400         10,252
 Intermet Corp.........................................       82,500        263,587
 *Internap Network Services Corp.......................      260,000        292,500
 International Multifoods Corp.........................       60,600      1,382,892
 *International Speciality Products, Inc...............      202,600      1,681,580
 Interpool, Inc........................................       55,450        887,200
 *Iomega Corp..........................................        3,500         23,800
 *Ionics, Inc..........................................       61,700      1,675,155
 *IT Group, Inc .......................................       10,200         11,220
 *ITXC Corp............................................       37,500        283,687
 Jefferies Group, Inc..................................       10,800        381,780
 JLG Industries, Inc...................................       28,000        267,400
 *Jupiter Media Metrix, Inc............................        9,400         14,899
 *Kaiser Aluminum Corp.................................      318,400        592,224
 Kaman Corp. Class A...................................       90,100      1,317,712
 *Kana Software, Inc...................................        4,410          7,960
 Kellwood Co...........................................      101,800      2,252,834
 Kennametal, Inc.......................................      118,800      4,741,308
                                                            SHARES           VALUE+
                                                            ------           ------

 *Key Energy Group, Inc................................       34,100   $    281,325
 *Key3Media Group, Inc.................................      179,800        825,282
 *kforce.com, Inc......................................       82,439        399,829
 Kimball International, Inc. Class B...................       16,900        242,092
 *#Komag, Inc..........................................       18,500            916
 *Kulicke & Soffa Industries, Inc......................        5,200         81,926
 Lafarge Corp..........................................      253,200      9,274,716
 *Lakes Gaming, Inc....................................        7,550         50,207
 Landamerica Financial Group, Inc......................       52,400      1,283,800
 Landrys Seafood Restaurants, Inc......................       92,200      1,811,730
 Lawson Products, Inc..................................        6,000        160,110
 *Lear Corp............................................      184,100      6,581,575
 Lennox International, Inc.............................       30,300        281,790
 *Level 3 Communications, Inc..........................        2,500         13,937
 *Liberate Technologies, Inc...........................       49,900        458,581
 Liberty Corp..........................................       55,600      2,318,520
 Liberty Financial Companies, Inc......................      160,100      5,342,537
 LNR Property Corp.....................................       90,900      2,599,740
 *Loews Cineplex Entertainment Corp....................      155,300         17,859
 Lone Star Steakhouse & Saloon, Inc....................      104,600      1,464,400
 *Lone Star Technologies, Inc..........................       20,000        302,200
 Longs Drug Stores Corp................................       70,100      1,605,991
 Longview Fibre Co.....................................      111,700      1,329,230
 Louisiana-Pacific Corp................................      409,300      3,143,424
 *Luby's Cafeterias, Inc...............................       64,400        457,240
 Lyondell Chemical Co..................................      432,720      6,144,624
 *M & F Worldwide Corp.................................       17,200         77,744
 *Magellan Health Services, Inc........................        7,400         78,070
 *Magna Entertainment Corp.............................        4,900         28,787
 *Magnetek, Inc........................................       77,200        701,748
 *Mail-Well, Inc.......................................      181,300        716,135
 *Mandalay Resort Group................................      252,100      5,445,360
 Marcus Corp...........................................       61,800        855,312
 Massey Energy Co......................................       16,700        296,759
 *Maxtor Corp..........................................      125,000        737,500
 *Maxxam, Inc..........................................       14,900        283,100
 McGrath Rent Corp.....................................        7,000        176,295
 MDC Holdings, Inc.....................................       77,340      2,767,999
 *#MEMC Electronic Materials, Inc......................       54,100        202,875
 Metals USA, Inc.......................................      112,900         18,064
 *Metromedia International Group, Inc..................      133,900        136,578
 *Michaels Stores, Inc.................................       48,700      1,463,191
 Midland Co............................................        7,600        307,458
 Milacron, Inc.........................................      133,500      1,864,995
 Millennium Chemicals, Inc.............................      259,400      3,045,356
 Mine Safety Appliances Co.............................       14,000        513,800
 *MIPS Technologies, Inc., Class B.....................        1,959         16,926
 *Mississippi Chemical Corp............................       55,100        177,973
 *Modis Professional Services, Inc.....................      435,500      2,504,125
 *Mondavi (Robert) Corp. Class A.......................        4,600        160,954
 Mony Group, Inc.......................................      189,600      5,938,272
 *Moog, Inc. Class A...................................       30,900        639,012
 *Moog, Inc. Class B...................................        1,500         41,250
 Movado Group, Inc.....................................        5,100         94,350
 *#Mpower Holding Corp.................................        2,200          1,111
 *MRV Communications, Inc..............................        4,400         21,032
 MTS Systems Corp......................................        6,100         64,874
 Nacco Industries, Inc. Class A........................       26,000      1,450,800
 National Presto Industries, Inc.......................       28,200        780,294
 National Service Industries, Inc......................       11,500        183,080
 *National Steel Corp. Class B.........................       76,775         90,595
 *#NationsRent, Inc....................................       48,500          2,425

                                      123
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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Nautica Enterprises, Inc.............................       22,800   $    297,084
 NCH Corp..............................................       10,200        480,930
 *NCI Building Systems, Inc............................       51,300        699,732
 *NetIQ Corp...........................................       30,600      1,030,149
 *NetRatings, Inc......................................        8,700        121,713
 *Netro Corp...........................................       11,300         42,319
 *Network Equipment Technologies, Inc..................       46,400        143,840
 *#New Century Financial Corp..........................       19,600        220,892
 *Nortek, Inc..........................................       40,000        838,000
 *Northwest Airlines Corp..............................       25,600        457,088
 *Novell, Inc..........................................       31,000        131,905
 *NS Group, Inc........................................       45,600        255,360
 *#NTL, Inc............................................      137,700        254,745
 *Nuevo Energy Co......................................       36,100        418,760
 OceanFirst Financial Corp.............................       25,600        628,096
 *Ocwen Financial Corp.................................      275,000      2,037,750
 *Officemax, Inc.......................................      487,700      1,497,239
 *Offshore Logistics, Inc..............................       84,400      1,570,262
 *Ohio Casualty Corp...................................      240,300      3,584,075
 Old Republic International Corp.......................        9,800        263,130
 Omnicare, Inc.........................................      297,000      6,349,860
 *On Command Corp......................................        8,100         26,609
 *Openwave Systems, Inc................................       48,300        528,161
 *Oplink Communications, Inc...........................      121,300        209,243
 *Orbital Sciences Corp................................       78,600        307,326
 *Oregon Steel Mills, Inc..............................       44,700        162,261
 Oshkosh Truck Corp. Class B...........................        1,350         57,503
 Overseas Shipholding Group, Inc.......................      131,500      2,853,550
 *Owens-Illinois, Inc..................................      611,500      5,026,530
 Pacific Century Financial Corp........................      293,300      7,391,160
 *#Pacificare Health Systems, Inc......................      133,100      2,336,571
 *Pactiv Corp..........................................       31,000        542,500
 Park Electrochemical Corp.............................       28,050        708,263
 *Parker Drilling Co...................................      257,900        791,753
 *Paxar Corp...........................................       73,300        873,003
 *Paxson Communications Corp...........................       18,600        173,724
 *Pediatrix Medical Group, Inc.........................       19,100        671,365
 *Pegasus Communications Corp. Class A.................       24,900        266,555
 Penn Virginia Corp....................................        4,400        138,380
 Penzoil Quaker State Co...............................       53,436        694,668
 Pep Boys - Manny, Moe & Jack..........................      213,000      3,535,800
 *Perrigo Co...........................................       21,100        263,223
 *Per-Se Technologies, Inc.............................       24,700        214,396
 *Personnel Group of America, Inc......................       54,000         40,500
 *PetSmart, Inc........................................        3,800         33,307
 PFF Bancorp, Inc......................................       37,300      1,004,303
 Phillips-Van Heusen Corp..............................       93,800      1,031,800
 *Pico Holdings, Inc...................................        4,200         56,637
 Pilgrims Pride Corp. Class B..........................       93,700      1,325,855
 *Pinnacle Entertainment, Inc..........................       19,400        135,218
 *Pioneer Natural Resources Co.........................      106,700      1,787,225
 Pioneer Standard Electronics, Inc.....................      136,600      1,539,482
 Pittston Brink's Group................................      119,800      2,469,078
 Pogo Producing Co.....................................       30,600        723,690
 *Polycom, Inc.........................................        6,233        215,506
 *Polymer Group, Inc...................................       91,100         79,257
 Polyone Corp..........................................      208,000      2,090,400
 Pope & Talbot, Inc....................................        2,400         31,872
 Potlatch Corp.........................................      110,400      3,075,744
 Presidential Life Corp................................      123,700      2,445,549
                                                            SHARES           VALUE+
                                                            ------           ------

 *Price Communications Corp............................       21,072   $    386,671
 *Pride International, Inc.............................       84,600      1,082,880
 *Prime Hospitality Corp...............................      187,700      1,884,508
 *Proassurance Corp....................................       98,790      1,462,092
 *Procurenet, Inc......................................       13,000              0
 *Profit Recovery Group International, Inc.............       34,100        260,695
 *Protection One, Inc..................................      229,200        550,080
 *PSS World Medical, Inc...............................      232,200      2,155,977
 *PTEK Holdings, Inc...................................      103,600        349,650
 Pulte Corp............................................      163,605      6,421,496
 Quanex Corp...........................................       51,900      1,399,743
 *Quanta Services, Inc.................................       27,100        421,405
 Questar Corp..........................................      115,500      2,686,530
 *Radio One, Inc.......................................       12,700        203,518
 *Range Resources Corp.................................        9,600         40,224
 Rayonier, Inc.........................................       28,100      1,285,013
 *Read-Rite Corp.......................................       46,700        312,657
 *Redback Networks, Inc................................       29,500        123,605
 *Reebok International, Ltd............................          100          2,326
 Regal Beloit Corp.....................................       35,800        784,020
 *Remec, Inc...........................................       38,100        427,292
 *Renaissance Worldwide, Inc...........................       13,000         25,155
 *Rent-Way, Inc........................................       10,500         65,625
 Resource America, Inc.................................      101,400        882,687
 Resource Bancshares Mortgage Group, Inc...............       30,200        307,436
 Riggs National Corp...................................      111,400      1,623,655
 *#Rite Aid Corp.......................................        2,400         11,256
 RLI Corp..............................................       32,350      1,261,327
 Roadway Express, Inc..................................        9,800        292,628
 Rock-Tenn Co. Class A.................................       84,300      1,188,630
 Rouge Industries, Inc. Class A........................        4,500          4,455
 RPM, Inc..............................................      286,500      3,959,430
 *RTI International Metals, Inc........................       84,000        751,800
 Russ Berrie & Co., Inc................................       16,300        481,665
 Russell Corp..........................................      139,200      1,816,560
 *Ryans Family Steak Houses, Inc.......................      143,300      2,858,835
 Ryder System, Inc.....................................      203,600      4,173,800
 Ryerson Tull, Inc.....................................       97,718      1,094,442
 Ryland Group, Inc.....................................       50,300      3,020,515
 *Safeguard Scientifics, Inc...........................       29,000        121,510
 *Saks, Inc............................................      639,300      5,242,260
 *SBA Communications Corp..............................       27,000        319,950
 Schulman (A.), Inc....................................      114,300      1,488,758
 Schweitzer-Maudoit International, Inc.................       22,500        486,000
 SCPIE Holdings, Inc...................................       33,900        679,695
 Seaboard Corp.........................................        4,040      1,102,920
 *Seacor Smit, Inc.....................................       49,350      1,924,157
 *Seitel, Inc..........................................       54,800        643,352
 Selective Insurance Group, Inc........................      104,300      2,448,443
 *Sequa Corp. Class A..................................       24,700      1,151,020
 *Sequa Corp. Class B..................................        3,100        168,485
 *Service Corp. International..........................    1,133,900      6,655,993
 *Shiloh Industries, Inc...............................        7,300         14,381
 *Shopko Stores, Inc...................................      135,200      1,260,064
 *Sierra Health Services, Inc..........................       40,100        358,895
 *#Silicon Graphics, Inc...............................      609,900      1,305,186
 *Sinclair Broadcast Group, Inc. Class A...............      187,300      1,484,353
 *Six Flags, Inc.......................................      345,400      4,946,128
 Skyline Corp..........................................       18,400        559,360

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
                                                            SHARES           VALUE+
                                                            ------           ------
 SLI, Inc..............................................      134,300   $    436,475
 *Smart & Final Food, Inc..............................       61,500        626,685
 Smith (A.O.) Corp.....................................       59,550      1,064,754
 Smith (A.O.) Corp. Convertible Class A................       10,400        186,680
 *Sola International, Inc..............................       54,500        982,090
 *Sonic Automotive, Inc................................      116,200      2,306,570
 *SONICblue, Inc.......................................      243,428        540,410
 South Financial Group, Inc............................      127,300      2,061,624
 South Jersey Industries, Inc..........................       24,900        839,130
 *Southwestern Energy Co...............................       60,700        676,805
 Sovereign Bancorp, Inc................................      791,300      8,743,865
 *Spanish Broadcasting System, Inc.....................      119,900      1,040,732
 *#Spectrasite Holdings, Inc...........................      128,900        391,212
 *#SpeedFam-IPEC, Inc..................................      132,500        427,975
 *Spherion Corp........................................      251,400      2,250,030
 Spiegel, Inc. Class A Non-Voting......................       50,800        230,378
 *SPS Technologies, Inc................................       13,500        442,800
 Standard Motor Products, Inc. Class A.................       17,300        236,145
 Standard Pacific Corp.................................      113,000      2,395,600
 Standard Register Co..................................       96,000      1,689,600
 *#STAR Telecommunications, Inc........................       39,100            215
 Starrett (L.S.) Co. Class A...........................        2,000         38,800
 State Auto Financial Corp.............................      119,400      1,922,340
 Staten Island Bancorp, Inc............................      236,600      3,501,680
 *Steel Dynamics, Inc..................................        3,600         37,116
 Steelcase, Inc. Class A...............................       70,800      1,006,776
 Stepan Co.............................................       17,000        401,200
 Stewart & Stevenson Services, Inc.....................       69,900      1,243,871
 *Stewart Enterprises, Inc.............................      458,400      2,853,540
 *Stewart Information Services Corp....................       15,300        310,437
 *Stillwater Mining Co.................................       13,000        204,750
 *Stone & Webster, Inc.................................       31,000         35,960
 *Stoneridge, Inc......................................       38,600        252,444
 Stride Rite Corp......................................      172,000      1,143,800
 *#Sunbeam Corp........................................      126,800          9,827
 *#Sunrise Assisted Living, Inc........................       72,100      1,982,750
 Supervalu, Inc........................................      476,300     10,797,721
 Susquehanna Bancshares, Inc...........................       10,000        201,200
 *Swift Energy Corp....................................       14,100        257,889
 *Swift Transportation, Inc............................       46,680        943,636
 *Sylvan Learning Systems, Inc.........................      163,200      3,237,072
 *Systemax, Inc........................................       97,950        253,691
 Tecumseh Products Co. Class A.........................       56,700      2,648,457
 Tecumseh Products Co. Class B.........................       17,100        768,218
 Temple-Inland, Inc....................................      139,100      7,948,174
 *Tenneco Automotive, Inc..............................      112,100        174,876
 *Terex Corp...........................................      108,200      1,995,208
 *Terra Industries, Inc................................      132,700        371,560
 *Tesoro Petroleum Corp................................      126,900      1,598,940
 Texas Industries, Inc.................................       82,300      2,859,925
 Thomas & Betts Corp...................................      229,700      4,688,177
 Thomas Industries, Inc................................        2,600         69,160
 Timken Co.............................................      243,900      3,458,502
 Titan International, Inc..............................       36,000        175,680
 *Titanium Metals Corp.................................      133,200        404,928
 *Toll Brothers, Inc...................................       27,600      1,000,500
 Toro Co...............................................       14,200        651,780
 *Tower Automotive, Inc................................      188,100      1,608,255
 *Trammell Crow Co.....................................        3,400         33,490
 *Trans World Entertainment Corp.......................        5,700         45,885
                                                            SHARES           VALUE+
                                                            ------           ------

 *Transmontaigne Oil Co................................        6,500   $     35,750
 Tredegar Industries, Inc..............................        5,000         86,500
 Trenwick Group, Ltd...................................       65,157        582,504
 *Triad Hospitals, Inc.................................          973         27,001
 *Trico Marine Services, Inc...........................       80,400        514,560
 Trinity Industries, Inc...............................      143,700      3,831,042
 *Triumph Group........................................       10,900        328,090
 *TriZetto Group, Inc..................................      150,900      1,692,344
 *Twinlab Corp.........................................       62,800         75,988
 Tyson Foods, Inc. Class A.............................      697,301      8,388,531
 U.S. Freightways Corp.................................       20,000        680,500
 U.S. Industries, Inc..................................      318,500        700,700
 *#U.S. Office Products, Co............................        5,500             17
 UAL Corp..............................................      200,700      3,385,809
 *UICI.................................................      178,200      2,548,260
 #Ultramar Diamond Shamrock Corp.......................        1,000         48,000
 *Ultratech Stepper, Inc...............................       19,700        285,355
 UMB Financial Corp....................................       51,860      2,163,081
 *Unifi, Inc...........................................      220,000      1,419,000
 *United Auto Group, Inc...............................       28,400        504,100
 United Community Financial Corp.......................      141,700      1,027,325
 *United Rentals, Inc..................................      258,600      5,629,722
 Unitrin, Inc..........................................       24,400        949,160
 Universal Corp........................................       71,800      2,630,752
 Universal Forest Products, Inc........................       48,200        856,514
 *Universal Stainless & Alloy Products, Inc............        3,000         21,180
 *Unova, Inc...........................................      247,300      1,194,459
 *URS Corp.............................................       64,100      1,512,760
 *US Oncology, Inc.....................................      355,706      2,272,961
 Usec, Inc.............................................      335,900      2,630,097
 USX-US Steel Group....................................      333,600      5,634,504
 *Vail Resorts, Inc....................................      102,460      1,820,714
 *Valero Energy Corp...................................      122,900      4,301,500
 Valhi, Inc............................................      119,000      1,529,150
 *Value City Department Stores, Inc....................      130,500        789,525
 *#Veritas DGC, Inc....................................        2,400         38,040
 *Vignette Corp........................................       79,600        429,840
 Vintage Petroleum, Inc................................      240,900      2,982,342
 Visteon Corp..........................................      400,500      5,526,900
 *Volt Information Sciences, Inc.......................       28,000        356,440
 Wabash National Corp..................................       89,800        722,890
 *#Wackenhut Corp. Class A.............................        1,000         24,900
 *Wackenhut Corp. Class B Non-Voting...................        1,000         18,650
 Wallace Computer Services, Inc........................      169,900      2,906,989
 *#Warnaco Group, Inc..................................       67,900          4,923
 *#Washington Group Intl., Inc.........................      167,500          6,449
 *Waste Connections, Inc...............................       65,700      1,923,368
 Watsco, Inc. Class A..................................       93,650      1,203,403
 Watts Industries, Inc. Class A........................       67,000        888,420
 Wausau-Mosinee Paper Corp.............................      144,100      1,484,230
 *WebMD Corp...........................................    1,095,200      5,448,620
 *Weirton Steel Corp...................................       91,800         33,507
 Weis Markets, Inc.....................................        3,100         86,800
 Wellman, Inc..........................................      138,700      1,897,416
 Werner Enterprises, Inc...............................      184,000      4,405,880
 Wesco Financial Corp..................................        2,775        860,250
 West Pharmaceutical Services, Inc.....................        7,700        209,440
 Westcorp, Inc.........................................      101,540      1,797,258
 *Westell Technologies, Inc............................       33,200         73,538
 *WFS Financial, Inc...................................       12,900        304,440

THE U.S. SMALL XM VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Wolverine Tube, Inc..................................       33,600   $    436,128
 Woodward Governor Co..................................       10,700        552,388
 Worthington Industries, Inc...........................      252,400      3,735,520
 *Wyndham International, Inc...........................       18,900         11,151
 *Yellow Corp..........................................       98,700      2,419,137
 York International Corp...............................      102,400      3,737,600
 Zenith National Insurance Corp........................       50,800      1,356,360
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $775,975,305)..................................                 778,301,182
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.0%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   5.625%, 05/15/05, valued at $15,766,260) to be
   repurchased at $15,534,589
   (Cost $15,532,000)..................................   $   15,532     15,532,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $791,507,305)++................................                $793,833,182
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $791,712,080.

                See accompanying Notes to Financial Statements.

                        THE U.S. SMALL CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (97.9%)
 *#24/7 Media, Inc.....................................      298,300   $       67,117
 *3-D Systems Corp.....................................      104,100        1,162,797
 *3TEC Energy Corp.....................................       14,400          208,728
 *A Consulting Team, Inc...............................        4,400            1,782
 *A.C. Moore Arts & Crafts, Inc........................       80,100        2,291,260
 AAR Corp..............................................      549,550        4,478,832
 ABC Bancorp...........................................       20,280          267,696
 *#ABC Rail Products Corp..............................       81,900           10,647
 Abington Bancorp, Inc.................................       43,000          660,050
 *Ablest, Inc..........................................       16,800           77,280
 Abrams Industries, Inc................................       10,000           38,600
 *Abraxas Petroleum Corp...............................       88,200          113,778
 *Acceptance Insurance Companies, Inc..................      278,100        1,454,463
 *Access Worldwide Communications, Inc.................       13,200           12,078
 *#Accrue Software, Inc................................      143,000           55,055
 Aceto Corp............................................       91,826          860,410
 *Acme Communications, Inc.............................      206,000        1,467,750
 *Acme United Corp.....................................        8,700           26,970
 *Acorn Products, Inc..................................       16,000            6,960
 *Action Performance Companies, Inc....................        2,600           85,982
 *Actionpoint, Inc.....................................       86,400          140,400
 Adams Resources & Energy, Inc.........................        6,600           47,652
 *Adaptive Broadband Corp..............................        5,200              117
 *ADE Corp.............................................      130,500        1,308,262
 *#Adept Technology, Inc...............................      206,600          832,598
 *Advance Auto Parts Inc...............................       82,927        3,553,459
 *Advance Lighting Technologies, Inc...................       99,700          174,973
 *Advanced Magnetics, Inc..............................       90,400          302,840
 Advanced Marketing Services, Inc......................      122,825        2,094,166
 *Advanced Neuromodulation Systems, Inc................       11,760          316,697
 Advanta Corp. Class A.................................      198,879        1,805,821
 Advanta Corp. Class B Non-Voting......................      333,097        2,678,100
 *Aehr Test Systems....................................       81,400          315,425
 *AEP Industries, Inc..................................       49,650        1,117,373
 *Aerovox, Inc.........................................       80,600              927
 *Aether Systems, Inc..................................      116,100          866,686
 *Aetrium, Inc.........................................      144,700          193,174
 *Aftermarket Technology Corp..........................      173,400        3,283,329
 *AG Services America, Inc.............................        2,900           29,870
 Agco Corp.............................................    1,058,400       14,764,680
 *AHL Services, Inc....................................      276,900          555,184
 *AHT Corp.............................................      164,200              657
 *Air Methods Corp.....................................       99,900          521,977
 Airborne, Inc.........................................      669,500        8,991,385
 *Airgas, Inc..........................................    1,226,600       18,521,660
 *Airnet Communications Corp...........................       21,700           15,515
 *Airnet Systems, Inc..................................      200,900        1,245,580
 AK Steel Holding Corp.................................      370,141        3,923,495
 *#Akamai Technologies, Inc............................      823,500        4,755,712
 Alamo Group, Inc......................................      104,300        1,361,115
 *Alaska Air Group, Inc................................      400,500       11,474,325
 *Alaska Communications Systems Group, Inc.............      259,300        2,095,144
 *Albany International Corp. Class A...................       41,820          846,437
 *Aldila, Inc..........................................      236,900          261,774
                                                            SHARES             VALUE+
                                                            ------             ------

 Alexander & Baldwin, Inc..............................      260,700   $    6,273,745
 Alfa Corp.............................................       72,600        1,581,591
 Alico, Inc............................................       81,000        2,459,565
 *All American Semiconductor, Inc......................       26,260           88,890
 Allen Organ Co. Class B...............................        5,000          162,500
 *Allen Telecom, Inc...................................      305,200        2,701,020
 *Alliance Semiconductor Corp..........................      514,000        5,515,220
 *Allied Healthcare Products, Inc......................      130,000          458,250
 *Allied Holdings, Inc.................................      111,535          257,646
 *Allied Research Corp.................................       64,400          769,580
 *#Allied Riser Communications.........................      395,900           57,405
 *Allou Health & Beauty Care, Inc. Class A.............      101,500          603,925
 *Allsctipts Healthcare Solutions, Inc.................      219,400          697,692
 *Alltrista Corp.......................................       98,000        1,558,200
 *Almost Family, Inc...................................       13,700          194,814
 *Alpha Technologies Group, Inc........................       75,812          380,955
 *Alphanet Solutions, Inc..............................       92,400          171,402
 #Alpharma, Inc. Class A...............................       51,400        1,232,572
 *#Alterra Healthcare Corp.............................      486,200           72,930
 Ambanc Holding Co., Inc...............................       69,300        1,469,160
 Ambassadors, Inc......................................      149,800        2,838,710
 *AMC Entertainment, Inc...............................       78,600        1,107,474
 Amcast Industrial Corp................................      156,200          781,000
 Amcol International Corp..............................       21,200          122,324
 *Amerco, Inc..........................................      211,000        3,799,055
 *America West Holdings Corp. Class B..................      760,300        1,976,780
 *American Aircarriers Support, Inc....................       83,100               83
 American Bank of Connecticut..........................       46,600        1,491,200
 American Biltrite, Inc................................       44,400          555,000
 #American Business Financial Services, Inc............       32,490          644,114
 *#American Classic Voyages Co.........................      323,700            9,711
 *American Coin Merchandising, Inc.....................       57,400          460,922
 *American Ecology Corp................................       48,100           91,630
 American Greetings Corp. Class A......................      553,600        7,224,480
 *American Healthcorp, Inc.............................       38,700        1,282,711
 *American Homestar Corp...............................      100,600              241
 *American Indemnity Financial Escrow..................       14,200           14,200
 *American Medical Electronics, Inc. (Escrow-Bonus)....       20,800                0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       20,800                0
 *American Medical Security Group, Inc.................      314,400        3,206,880
 *American Pacific Corp................................      112,000          804,720
 *American Physicians Services Group, Inc..............       39,500          128,572
 *American Retirement Corp.............................      279,800          520,428
 American Shared Hospital Services.....................        2,100            6,531
 *American Skiing Co...................................      119,200          101,320
 *American Software, Inc. Class A......................      203,900          392,507
 *American Technical Ceramics Corp.....................       73,400          726,660
 American Vanguard Corp................................        8,518          144,806
 Americana Bancorp, Inc................................       28,430          358,787
 *Ameripath, Inc.......................................      153,000        4,407,165
 AmeriServe Financial, Inc.............................      255,000        1,151,325
 *Ameristar Casinos, Inc...............................      158,200        3,757,250

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Ameron, Inc...........................................       58,700   $    3,894,745
 AmerUs Group Co.......................................      250,685        8,721,331
 *#Ames Department Stores, Inc.........................      590,800          156,562
 *Amistar Corp.........................................       42,300           49,702
 Ampco-Pittsburgh Corp.................................      207,200        1,910,384
 *Amrep Corp...........................................      104,992          561,707
 *#Amresco, Inc........................................      136,700            1,504
 *Amtran, Inc..........................................      200,200        2,378,376
 *Amwest Insurance Group, Inc..........................       67,290            3,364
 *Anadigics, Inc.......................................       21,700          365,428
 Analogic Corp.........................................       69,800        2,570,734
 *Analytical Surveys, Inc..............................        9,100            4,277
 Anchor Bancorp Wisconsin, Inc.........................       57,312        1,027,604
 Andersons, Inc........................................       88,300          856,510
 *#Angeion Corp........................................        6,300            4,063
 Angelica Corp.........................................      179,600        1,796,000
 *Anicom, Inc..........................................      342,600               34
 *Ann Taylor Stores Corp...............................      150,900        4,115,043
 *AnswerThink Consulting Group, Inc....................       52,700          326,213
 *Antigenics, Inc. Rights 07/06/02.....................        8,153          138,846
 *#APA Optics, Inc.....................................      113,900          312,086
 Apogee Enterprises, Inc...............................      599,200        9,245,656
 *Applica, Inc.........................................      351,700        2,796,015
 *Applied Extrusion Technologies, Inc..................      230,800        1,749,464
 *Applied Graphics Technologies, Inc...................      138,800           48,580
 Applied Industrial Technologies, Inc..................      470,000        8,605,700
 *Applied Microsystems Corp............................      104,000          111,800
 Applied Signal Technologies, Inc......................      128,800        1,137,948
 *Arch Capital Group, Ltd..............................       74,600        1,769,885
 Arch Chemicals, Inc...................................      295,800        6,448,440
 Arch Coal, Inc........................................      389,257        7,781,247
 Arctic Cat, Inc.......................................      228,500        3,807,952
 Argonaut Group, Inc...................................      268,600        4,654,838
 *Arguss Holdings, Inc.................................       22,900           68,242
 *#Ariba, Inc..........................................      486,600        2,085,081
 *Ark Restaurants Corp.................................       18,400          117,760
 *Arkansas Best Corp...................................      220,000        5,382,300
 *Arlington Hospitality, Inc...........................       70,000          181,650
 *#Armstrong Holdings, Inc.............................      567,500        1,396,050
 Arnold Industries, Inc................................      252,800        5,494,608
 *Arqule, Inc..........................................       50,500          648,167
 *Arris Group, Inc.....................................       53,000          430,625
 Arrow Financial Corp..................................        7,932          236,215
 Arvinmeritor, Inc.....................................       43,200          779,760
 *Asante Technologies, Inc.............................       94,200           34,383
 ASB Financial Corp....................................       14,700          157,878
 *Ascent Assurance, Inc................................          222              178
 *Ashworth, Inc........................................      232,000        1,158,840
 *Aspect Communications Corp...........................      540,000        1,728,000
 *Astea International, Inc.............................       66,100           57,507
 Astro-Med, Inc........................................       56,475          216,864
 *Astronics Corp.......................................       19,687          263,018
 *Astronics Corp. Class B..............................        7,756          105,685
 *#Asyst Technologies, Inc.............................       91,500        1,022,512
 *#At Home Corp........................................       82,500            3,754
 *Atchison Casting Corp................................      159,700          327,385
 *Athey Products Corp..................................       17,140            3,514
 Atlanta Sosnoff Capital Corp..........................       66,100          661,000
 *Atlantic American Corp...............................       42,900           81,724
 *Atlantis Plastics, Inc...............................       60,000          147,000
 *Atlas Air, Inc.......................................       91,700        1,427,769
 *Atrion Corp..........................................       37,750        1,288,407
                                                            SHARES             VALUE+
                                                            ------             ------

 *ATS Medical, Inc.....................................      117,600   $      506,856
 *#Audio Visual Services Corp..........................      430,200           15,057
 *Audiovox Corp. Class A...............................      333,600        2,418,600
 *Ault, Inc............................................       96,700          378,580
 *Aurora Foods, Inc....................................      796,300        4,180,575
 *Auspex Systems, Inc..................................      264,500          378,235
 *Autologic Information International, Inc.............        7,100           50,126
 *Avalon Holding Corp. Class A.........................       25,112           67,802
 *Avatar Holdings, Inc.................................       53,300        1,257,613
 *Aviall, Inc..........................................      291,200        1,520,064
 *#Aviation Sales Co...................................      215,200           94,688
 *Avici System, Inc....................................       73,000          209,510
 *Avid Technology, Inc.................................      516,400        5,440,274
 *Avteam, Inc. Class A.................................      175,500              614
 *Aware, Inc...........................................       20,100          101,304
 *Axsys Technologies, Inc..............................       57,000          506,445
 *Aztar Corp...........................................      310,100        4,915,085
 AZZ, Inc..............................................        2,000           42,160
 Badger Meter, Inc.....................................       21,200          455,800
 *Badger Paper Mills, Inc..............................       10,400           46,800
 Bairnco Corp..........................................      116,700          692,031
 *Baker (Michael) Corp.................................       80,800        1,098,880
 Baldwin & Lyons, Inc. Class B.........................       49,500        1,222,402
 *Baldwin Piano & Organ Co.............................       73,600               74
 *Baldwin Technology, Inc. Class A.....................      219,700          274,625
 *Ballantyne Omaha, Inc................................       34,600           20,760
 *Baltek Corp..........................................        8,100           56,335
 *Bancinsurance Corp...................................       60,270          280,255
 Bancorp Connecticut, Inc..............................       47,400          898,230
 Bandag, Inc...........................................      150,700        4,671,700
 Bandag, Inc. Class A..................................      185,800        4,979,440
 *Bank Plus Corp.......................................      283,400        2,016,391
 *Bank United Financial Corp. Class A..................      308,000        4,336,640
 BankAtlantic Bancorp, Inc. Class A....................      168,883        1,351,064
 Banknorth Group, Inc..................................       95,290        2,068,269
 Banner Corp...........................................      269,401        4,321,192
 Banta Corp............................................        4,000          115,120
 Barnes Group, Inc.....................................       20,000          436,000
 *Barrett Business Services, Inc.......................       84,800          326,480
 *Barry (R.G.) Corp....................................      150,764          734,221
 Bassett Furniture Industries, Inc.....................      191,550        2,787,052
 *Bay View Capital Corp................................      498,042        3,630,726
 *Baycorp Holdings, Ltd................................       44,000          404,800
 *Bayou Steel Corp. Class A............................      169,900           76,455
 *BCT International, Inc...............................       11,100           11,766
 *#Beazer Homes USA, Inc...............................      105,500        7,068,500
 *BEI Electronics, Inc.................................       81,000          538,650
 BEI Technologies, Inc.................................       21,700          397,327
 *Bel Fuse, Inc. Class A...............................       21,100          434,132
 Bel Fuse, Inc. Class B................................       74,500        1,700,462
 *Bell Industries, Inc.................................      161,863          356,099
 *Bell Microproducts, Inc..............................      185,900        2,056,983
 *Benchmark Electronics, Inc...........................      195,600        3,739,872
 *Benton Oil & Gas Co..................................      328,500          453,330
 Berkley (W.R.) Corp...................................      245,700       13,144,950
 *#Bethlehem Steel Corp................................    2,528,300          935,471
 *Beverly Enterprises..................................    1,924,800       17,515,680
 *BF Enterprises, Inc..................................        2,300           21,045
 BHA Group Holdings, Inc. Class A......................       19,200          283,200
 *Big 4 Ranch, Inc.....................................       73,300                0
 Big Lots, Inc.........................................       83,500          784,900

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Bio Vascular, Inc....................................       90,900   $      702,657
 *Bioanalytical Systems, Inc...........................       11,400          100,548
 *Biocryst Pharmaceuticals, Inc........................       20,900           77,852
 *Bionx Implants, Inc..................................      175,000          713,125
 *Bio-Rad Laboratories, Inc. Class A...................      134,725        8,501,147
 *Biosource International, Inc.........................      117,200          938,186
 *Birmingham Steel Corp................................      524,600          141,642
 *Black Hawk Gaming & Development, Inc.................       47,000          469,530
 Blair Corp............................................      138,900        2,604,375
 Blimpie International.................................       28,000           73,080
 *Blonder Tongue Laboratories, Inc.....................       22,600           74,580
 *Bluegreen Corp.......................................      359,098          739,742
 BMC Industries, Inc...................................      463,500        1,320,975
 *BNS Co. Class A......................................       46,855          109,641
 Bob Evans Farms, Inc..................................      226,600        4,995,397
 *Boca Resorts, Inc....................................      667,400        8,055,518
 *#Bogen Communications International, Inc.............       17,200           49,708
 *Bolt Technology Corp.................................        4,400           19,800
 *Bombay Co., Inc......................................      742,540        1,893,477
 *Bon-Ton Stores, Inc..................................      220,300          638,870
 *Books-a-Million, Inc.................................      313,700        1,061,874
 Borg Warner Automotive, Inc...........................       52,500        2,415,000
 *Borland Software Corp................................       77,300        1,116,212
 *Boron, Lepore and Associates, Inc....................      220,600        2,954,937
 *Boston Biomedical, Inc...............................       56,300          166,648
 *Boston Communications Group, Inc.....................      294,500        2,947,945
 Bostonfed Bancorp, Inc................................       55,460        1,281,126
 *#Bottomline Technologies, Inc........................       40,400          292,294
 Bowl America, Inc. Class A............................       54,022          594,242
 Bowne & Co., Inc......................................      648,732        8,414,054
 *Boyd Gaming Corp.....................................      602,700        3,152,121
 *Brass Eagle, Inc.....................................      136,700          624,719
 *Braun Consulting, Inc................................       52,700          218,968
 *Brigham Exploration Co...............................       45,700          112,879
 *Brightpoint, Inc.....................................      513,700        1,651,545
 *#BrightStar Information Technology Group, Inc........      106,200            6,903
 *#Broadvision, Inc....................................       62,300          187,211
 Brookline Bancorp, Inc................................       47,800          730,145
 *#Brooks Automation, Inc..............................       26,200          962,981
 *Brookstone, Inc......................................      122,800        1,366,150
 *Brooktrout Technology, Inc...........................       42,800          254,874
 *Brown (Tom), Inc.....................................      231,600        5,413,650
 Brown Shoe Company, Inc...............................      344,000        5,056,800
 Brush Wellman, Inc....................................      257,209        2,983,624
 BSB Bancorp, Inc......................................      157,631        3,995,158
 *BTU International, Inc...............................       85,300          295,991
 *Buckeye Technology, Inc..............................      111,400        1,085,036
 *Buckhead America Corp................................       15,700           21,195
 *#Budget Group, Inc...................................      736,800          618,912
 *Building Materials Holding Corp......................      252,300        2,760,162
 *Bull Run Corp........................................       89,000           67,640
 Burlington Coat Factory Warehouse Corp................      645,040       10,772,168
 Bush Industries, Inc. Class A.........................       43,900          526,800
 *Butler International, Inc............................      121,800          246,645
 Butler Manufacturing Co...............................      105,000        2,758,350
 *BWAY Corp............................................      169,500        1,430,580
 *CacheFlow, Inc.......................................      390,100          700,229
 Cadmus Communications Corp............................      133,700        1,310,260
                                                            SHARES             VALUE+
                                                            ------             ------

 Calgon Carbon Corp....................................      660,000   $    5,801,400
 *Caliber Learning Network, Inc........................      267,100              401
 *Calico Commerce, Inc.................................       30,000            4,200
 *California Coastal Communities, Inc..................       57,300          252,120
 California First National Bancorp.....................       62,000          725,400
 *Callon Petroleum Co..................................       57,000          336,300
 Cal-Maine Foods, Inc..................................      110,800          412,730
 Camco Financial Corp..................................        8,183           98,605
 *Cannon Express, Inc. Class A.........................        6,900            6,451
 *Cannondale Corp......................................      142,600          294,469
 *Cantel Industries, Inc. Class B......................       26,902          562,924
 *Canterbury Information Technology, Inc...............        7,500            6,225
 *Capital Corp. of the West............................        5,880           87,465
 *Capital Crossing Bank................................       79,900        1,715,053
 *Capital Pacific Holdings, Inc........................      190,900          725,420
 *Capital Senior Living Corp...........................      357,200          721,544
 *Capital Trust, Inc...................................      105,400          519,622
 Capitol Bancorp, Ltd..................................       41,672          557,363
 #Capitol Transamerica Corp............................      121,800        1,982,295
 *Caprius, Inc.........................................        1,439               79
 *Captaris, Inc........................................       28,800           85,104
 Caraustar Industries, Inc.............................      244,700        1,657,842
 *Carbide/Graphite Group, Inc..........................      159,700            1,597
 *Carecentric, Inc.....................................       29,400           26,460
 *Career Blazers, Inc. Trust Units.....................        9,540                0
 *#CareMatrix Corp.....................................        9,322              792
 *Carlyle Industries, Inc..............................       29,312            7,328
 Carpenter Technology Corp.............................      482,800       12,412,788
 *Carreker-Antinori, Inc...............................       11,300           75,088
 *Carriage Services, Inc. Class A......................      226,000        1,080,280
 *Carrier Access Corp..................................       15,500           48,592
 *Carrington Laboratories, Inc.........................      121,900          126,776
 *Carrizo Oil & Gas, Inc...............................       10,000           44,450
 *Cascade Corp.........................................      138,150        1,429,852
 *Casella Waste Systems, Inc. Class A..................      252,900        3,191,598
 Casey's General Stores, Inc...........................       42,700          594,811
 Cash America International, Inc.......................      400,300        3,662,745
 Castle (A.M.) & Co....................................      161,130        1,662,862
 *Castle Dental Centers, Inc...........................       36,400            3,640
 Castle Energy Corp....................................      147,700          874,384
 Casual Male Corp......................................      286,718           17,203
 Catalina Lighting, Inc................................      110,200           46,835
 Cato Corp. Class A....................................      319,200        5,909,988
 *Cavalier Homes, Inc..................................      352,281          877,180
 CBRL Group, Inc.......................................      490,100       12,661,733
 *CCA Industries, Inc..................................       40,800           55,080
 CCBT Financial Companies, Inc.........................       22,400          548,576
 *CDI Corp.............................................      121,900        2,138,126
 *Celadon Group, Inc...................................      127,900          716,240
 *Celebrity, Inc.......................................       26,325           12,241
 *Celeritek, Inc.......................................       54,800          711,852
 *#Cell Genesys, Inc...................................       62,900        1,437,579
 Central Bancorp, Inc..................................       24,900          620,010
 *Central Garden & Pet Co..............................      381,700        3,170,018
 Central Parking Corp..................................      218,000        3,825,900
 Century Aluminum Co...................................      336,300        4,205,431
 *Century Business Services, Inc.......................      511,800          864,942
 *Ceradyne, Inc........................................       95,000        1,033,125
 *Ceres Group, Inc.....................................       16,600           53,369
 CFS Bancorp, Inc......................................       24,300          333,031
 *#CGI Group, Inc......................................       36,276          271,707

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
                                                            SHARES             VALUE+
                                                            ------             ------
 CH Energy Group, Inc..................................          100   $        4,200
 *Champion Enterprises, Inc............................      936,700       11,305,969
 Champion Industries, Inc..............................       72,100          212,695
 *Champps Entertainment, Inc...........................      121,700        1,172,579
 *Channell Commercial Corp.............................       17,600           58,432
 *Charming Shoppes, Inc................................    1,809,000        9,035,955
 *Chart House Enterprises, Inc.........................      170,400          120,984
 *Chase Industries, Inc................................      123,150        1,126,822
 *Check Technology Corp................................       70,700          334,057
 *#Checkers Drive-In Restaurant, Inc...................      138,621          804,002
 *Checkpoint System, Inc...............................      537,300        5,679,261
 Chemed Corp...........................................      109,500        3,394,500
 Chemfirst, Inc........................................       76,600        1,803,164
 Chesapeake Corp.......................................      217,400        6,256,772
 *Chesapeake Energy Corp...............................      883,100        5,651,840
 Chester Valley Bancorp................................        1,444           20,649
 Chicago Rivet & Machine Co............................       11,800          261,960
 *Children's Comprehensive Services, Inc...............      163,200          771,936
 *Childtime Learning Centers, Inc......................       43,500          318,637
 *#Chiquita Brands International, Inc..................    1,276,731          944,781
 *Chromcraft Revington, Inc............................       17,700          174,345
 *Chronimed, Inc.......................................       45,100          264,962
 *Chyron Corp..........................................      105,500           26,375
 CICOR International, Inc..............................      157,800        2,723,628
 *CIDCO, Inc...........................................      267,100           92,149
 *Ciprico, Inc.........................................       74,600          389,785
 *Circuit City Stores, Inc. (Carmax Group).............      542,100       10,814,895
 *Circuit Systems, Inc.................................       53,000              318
 *Citadel Holding Corp. Class A........................       58,640           87,960
 *Citation Holding Corp. Class B.......................       14,660           23,456
 Citizens Banking Corp.................................       29,750          954,380
 *Citizens, Inc. Class A...............................       82,089          889,845
 *City Holding Co......................................      116,500        1,355,477
 *Civic Bancorp........................................       43,634          852,827
 *CKE Restaurants, Inc.................................    1,006,900        8,538,512
 *Clare, Inc...........................................      197,000          437,340
 *Clarent Corp.........................................      172,578          922,429
 *Clarus Corp..........................................       88,100          348,435
 *Classic Communications, Inc. Class A.................      159,600           21,546
 *Classic Vacation Group, Inc..........................      169,000           20,280
 *Clean Harbors, Inc...................................      166,100          553,113
 Cleveland Cliffs, Inc.................................      191,300        3,234,883
 *#CMG Information Services, Inc.......................        3,700            7,714
 CNA Surety Corp.......................................       64,500          952,020
 *CNET Networks, Inc...................................       46,300          346,555
 *CNS, Inc.............................................      235,700        1,297,528
 Coachmen Industries, Inc..............................      272,600        2,766,890
 *Coast Dental Services, Inc...........................       48,533          129,340
 *Coast Distribution System............................       90,200           42,845
 Coastal Bancorp, Inc..................................      116,900        3,388,931
 Coastcast Corp........................................      107,600          624,080
 Cobalt Corp...........................................      328,400        2,177,292
 *Cobra Electronic Corp................................       85,500          563,445
 *#Coeur d'Alene Mines Corp............................      397,600          290,248
 *Cognitronics Corp....................................        7,700           35,035
 *Cohesion Technologies, Inc...........................      117,300          399,406
 *Cold Metal Products, Inc.............................       70,400           24,640
 *Cole National Corp. Class A..........................      206,900        3,103,500
 Collins Industries, Inc...............................       28,200           96,867
 *Colorado Medtech, Inc................................       39,200          129,948
                                                            SHARES             VALUE+
                                                            ------             ------

 *Columbia Banking System, Inc.........................       66,061   $      911,311
 Columbus McKinnon Corp................................      163,900        1,244,820
 *Com21, Inc...........................................       56,300           50,951
 *Comdial Corp.........................................      209,400           88,995
 *Comdicso, Inc........................................      127,100           47,027
 *Comforce Corp........................................       64,700           86,051
 *Comfort Systems USA, Inc.............................      540,100        1,836,340
 *Commerce One, Inc....................................      619,200        1,944,288
 Commercial Bancshares, Inc............................       27,834          671,495
 Commercial Metals Co..................................      233,633        7,709,889
 Commercial National Financial Corp....................       12,500          229,687
 Commonwealth Bancorp, Inc.............................      169,300        3,725,446
 Commonwealth Industries, Inc..........................      378,000        2,024,190
 Communications Systems, Inc...........................        7,100           50,019
 Community Bank System, Inc............................       58,000        1,479,000
 *Community Financial Corp.............................       14,300          215,358
 Community Financial Group, Inc........................       12,800          194,816
 Community First Brokerage Co..........................       11,700          391,716
 Community Savings Bankshares, Inc.....................       37,200          696,756
 Community Trust Bancorp, Inc..........................       82,407        1,911,842
 *Compucom Systems, Inc................................      746,700        1,527,001
 *CompuCredit Corp.....................................       92,100          778,705
 *Computer Horizons Corp...............................      417,200        1,287,062
 *#Computer Learning Centers, Inc......................       43,300               97
 *#Computer Motion, Inc................................       35,100          143,734
 *Computer Task Group, Inc.............................        8,800           26,752
 CompX International, Inc..............................       37,300          371,135
 *Comshare, Inc........................................      114,150          353,294
 *Comstock Resources, Inc..............................      422,900        2,795,369
 *#Comtech Telecommunications Corp.....................        4,900           59,314
 *Concord Camera Corp..................................      266,700        1,253,490
 *Cone Mills Corp......................................      555,000        1,010,100
 *Congoleum Corp. Class A..............................       97,400          182,138
 *Conmed Corp..........................................      310,741        5,584,016
 *Consolidated Freightways Corp........................      411,500        1,648,057
 *Consolidated Graphics, Inc...........................      196,600        3,570,256
 *Continental Materials Corp...........................        4,600           90,160
 *Convera Corp.........................................        8,800           25,960
 *#Cooker Restaurant Corp..............................      135,000           49,950
 Cooper Tire & Rubber Co...............................      602,800        8,933,496
 Cooperative Bankshares, Inc...........................       20,800          234,520
 *CoorsTek, Inc........................................       36,900        1,086,520
 *Copper Mountain Networks, Inc........................       32,400           53,622
 *Core Materials Corp..................................          500              500
 Corn Products International, Inc......................      203,400        6,620,670
 *Cornell Corrections, Inc.............................      160,700        2,579,235
 *Correctional Services Corp...........................      135,800          279,748
 *Corrections Corporation of America...................        8,100          127,980
 *Corrpro Companies, Inc...............................      123,575          255,800
 Corus Bankshares, Inc.................................       24,900        1,043,434
 *Cost-U-Less, Inc.....................................       35,000           47,600
 Cotton States Life Insurance Co.......................        8,300           78,393
 Courier Corp..........................................       21,700          649,806
 *Covanta Energy Corp..................................      634,996        6,826,207
 *Covenant Transport, Inc. Class A.....................      246,800        3,282,440
 *Coventry Health Care, Inc............................      157,000        3,293,860
 *Cover-All Technologies, Inc..........................       31,901            6,699
 Covest Bancshares, Inc................................       48,825          894,962
 CPAC, Inc.............................................       85,400          518,805
 CPB, Inc..............................................      107,000        3,275,805
 CPI Corp..............................................       84,600        1,446,660
 *Craig (Jenny), Inc...................................      247,800          755,790

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Craig Corp...........................................       51,700   $       98,230
 *Credence Systems Corp................................      114,760        1,903,295
 *Credit Acceptance Corp...............................      743,700        6,678,426
 *Crestline Capital Corp...............................       29,200          858,480
 *Criticare Systems, Inc...............................       91,000          394,940
 Crompton Corp.........................................      159,200        1,273,600
 *Cross (A.T.) Co. Class A.............................      234,300        1,241,790
 *Cross Media Marketing Corp...........................       12,222          110,976
 Crossman Communities, Inc.............................       37,000        1,026,010
 *Crown Cork & Seal Co., Inc...........................    1,310,000        1,323,100
 *Crown Crafts, Inc....................................      170,700           68,280
 *Crown Group, Inc.....................................       70,800          345,150
 *Crown-Andersen, Inc..................................       22,900          135,110
 *CSK Auto Corp........................................      523,000        4,414,120
 *CSP, Inc.............................................       40,800          145,452
 *CSS Industries, Inc..................................      186,500        5,276,085
 *CTB International Corp...............................       74,000          743,330
 Cubic Corp............................................      125,050        4,750,649
 Culp, Inc.............................................      201,218          754,567
 *Cumulus Media, Inc. Class A..........................      501,900        6,251,164
 *Curative Health Services, Inc........................      126,100        1,822,145
 Curtiss-Wright Corp...................................       94,900        4,023,760
 *Cutter & Buck, Inc...................................       31,200          134,940
 *Cyberoptics Corp.....................................       37,200          396,366
 *#Cybersource Corp....................................      124,500          240,907
 *Cybex International, Inc.............................      114,200          150,173
 *Cylink Corp..........................................       43,900          136,309
 *Cysive, Inc..........................................      367,200          875,772
 *Cytrx Corp...........................................       10,900            6,867
 *D A Consulting Group, Inc............................      119,200           36,952
 *Dairy Mart Convenience Stores, Inc...................        9,000               90
 *Daisytek International Corp..........................       65,500          826,282
 *Dan River, Inc. Class A..............................      452,200          257,754
 *Danielson Holding Corp...............................       57,300          211,437
 *Data I/O Corp........................................       90,600          151,755
 *Data Systems & Software, Inc.........................       91,400          504,071
 *#Datakey, Inc........................................        6,700           31,724
 *Dataram Corp.........................................       32,780          261,912
 *DataTRAK International, Inc..........................       59,200          211,640
 *Datum, Inc...........................................       85,400        1,095,255
 *Dave and Busters, Inc................................      182,140        1,121,982
 *DaVita, Inc..........................................       16,100          364,665
 *Dawson Geophysical Co................................       68,900          542,243
 *Daxor Corp...........................................       51,900          874,515
 Deb Shops, Inc........................................       97,000        2,376,985
 *Deckers Outdoor Corp.................................      117,000          444,600
 *Decora Industries, Inc...............................        4,200              126
 Decorator Industries, Inc.............................       24,232           95,716
 *Del Global Technologies Corp.........................      177,800          364,490
 *dELiA*s Corp. Class A................................      306,958        2,027,458
 Delphi Financial Group, Inc. Class A..................       39,033        1,297,847
 *Delta Apparel, Inc...................................       52,000        1,066,000
 *#Delta Financial Corp................................      144,900          152,145
 Delta Natural Gas Co., Inc............................       26,100          523,957
 *Delta Woodside Industries, Inc.......................      520,000          457,600
 Deltic Timber Corp....................................      108,400        2,860,676
 *Denali, Inc..........................................       69,500            5,907
 *Department 56, Inc...................................      107,100          909,279
 *Designs, Inc.........................................      182,300          483,095
 *Detrex Corp..........................................       12,800           62,080
 *Devcon International Corp............................       55,100          331,977
 *DevX Energy, Inc.....................................       27,400          199,746
                                                            SHARES             VALUE+
                                                            ------             ------

 *DiamondCluster International, Inc....................      119,500   $    1,188,427
 *Dianon Systems, Inc..................................       50,996        2,478,151
 *Diedrich Coffee, Inc.................................           13               54
 *Digex, Inc...........................................      158,900          505,302
 *Digi International, Inc..............................      339,200        1,836,768
 Dime Community Bancorp, Inc...........................      273,700        6,883,555
 Dimon, Inc............................................      890,500        5,512,195
 *Diodes, Inc..........................................       45,050          284,265
 *Ditech Communications Corp...........................      188,500          983,027
 *Diversified Corporate Resources, Inc.................        5,400            5,670
 *Dixie Group, Inc.....................................      187,919          902,011
 *Dixon Ticonderoga Co.................................       30,150           52,762
 *Docent, Inc..........................................       99,100          226,443
 *Dollar Thrifty Automotive Group, Inc.................      468,000        6,294,600
 *Dominion Homes, Inc..................................       76,400        1,124,608
 Donegal Group, Inc. Class A...........................       62,496          754,952
 Donegal Group, Inc. Class B...........................       31,248          304,980
 Donnelly Corp. Class A................................       78,525        1,060,087
 Downey Financial Corp.................................       23,413          838,185
 DQE, Inc..............................................        1,600           28,192
 *Dress Barn, Inc......................................      283,223        6,502,800
 *Drew Industries, Inc.................................       11,200          104,160
 *DT Industries, Inc...................................      222,000        1,296,480
 *Duckwall-Alco Stores, Inc............................      106,300          876,443
 *Ducommun, Inc........................................       42,600          423,870
 *Dura Automotive Systems, Inc.........................      311,763        2,755,985
 *DVI, Inc.............................................      243,500        4,141,935
 *Dwyer Group, Inc.....................................        9,200           31,786
 *Dynamics Research Corp...............................        1,036           15,312
 *#E Com Ventures, Inc.................................       27,000           16,200
 Eagle Bancshares, Inc.................................       75,900        1,072,087
 *Eagle Food Centers, Inc..............................       31,075           36,979
 *Eagle Point Software Corp............................       87,700          534,970
 Eastern Co............................................       29,400          377,790
 *#EasyLink Services Corp..............................        6,400            3,552
 *eBenX, Inc...........................................      328,600        1,233,893
 *eBT International, Inc...............................      285,300          895,842
 *ECC International Corp...............................      109,500          323,025
 Ecology & Environment, Inc. Class A...................       25,700          242,865
 *Ecometry Corp........................................        8,700           22,315
 Edelbrock Corp........................................       89,100          826,848
 *Edge Petroleum Corp..................................       44,300          187,167
 *Edgewater Technology, Inc............................      256,888          944,063
 *Educational Insights, Inc............................       49,300           15,529
 EFC Bancorp, Inc......................................        5,000           71,500
 *EFTC Corp............................................      325,500          683,550
 *#eGain Communications Corp...........................       49,563           79,549
 *El Paso Electric Co..................................       33,500          459,285
 *Elcom International, Inc.............................       18,300           26,992
 *Elcotel, Inc.........................................       11,900              208
 *Elder-Beerman Stores Corp............................      214,500          641,355
 *Electro Rent Corp....................................       77,200          994,722
 *Electroglas, Inc.....................................       86,500        1,230,462
 *Elite Information Group, Inc.........................      180,800        1,505,160
 *Elizabeth Arden, Inc.................................       26,700          381,943
 Ellett Brothers, Inc..................................       72,400          208,150
 *eLOT, Inc............................................      233,500            3,853
 *ELXSI Corp...........................................       27,900          198,787
 EMC Insurance Group, Inc..............................      124,900        1,998,400
 *Emcee Broadcast Products, Inc........................       50,000           45,000
 *Emcor Group, Inc.....................................       17,000          772,650
 *Emmis Broadcasting Corp. Class A.....................       33,800          560,404

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Empire District Electric Co...........................       16,400   $      328,820
 *EMS Technologies, Inc................................      110,550        1,788,699
 *#En Pointe Technologies, Inc.........................       48,500           99,182
 *Encad, Inc...........................................      241,900          468,076
 *Encompass Services Corp..............................      972,475        1,419,813
 *Encore Wire Corp.....................................      101,300        1,167,482
 Energen Corp..........................................      143,000        3,314,740
 *Enesco Group, Inc....................................      296,900        1,861,563
 Ennis Business Forms, Inc.............................        6,000           57,060
 *Enserch Exploration Corp.............................      848,618        1,569,943
 *#Entrada Networks, Inc...............................       44,280            5,978
 *Entravision Communications Corp......................      600,500        7,206,000
 *Entrust Technologies, Inc............................      142,500        1,133,587
 *Environmental Elements Corp..........................       14,500           55,825
 *Environmental Technologies Corp......................       35,800            6,265
 *ePlus, Inc...........................................       18,900          149,688
 *ePresence, Inc.......................................      297,800        1,085,481
 *Equity Marketing, Inc................................        4,100           49,405
 *Equity Oil Co........................................      180,300          338,062
 *Esco Technologies, Inc...............................      240,300        7,172,955
 Espey Manufacturing & Electronics Corp................        3,800           76,000
 *Essential Therapeutics, Inc..........................       66,100          228,375
 *Esterline Technologies Corp..........................      274,242        4,141,054
 *Ethyl Corp...........................................    1,110,500          932,820
 *Evans & Sutherland Computer Corp.....................      184,000        1,115,960
 *#Evergreen Solar, Inc................................       97,100          269,452
 *Evolving Systems, Inc................................        4,900            3,895
 *Exabyte Corp.........................................      373,100          449,585
 *#eXcelon Corp........................................       67,556           42,898
 #Exide Corp...........................................      303,800          236,964
 *Exponent, Inc........................................       91,400          922,226
 *Extended Stay America, Inc...........................      535,600        8,408,920
 *Extended Systems, Inc................................       21,500          142,222
 *Extensity, Inc.......................................      171,900          354,114
 *Ezcorp, Inc. Class A Non-Voting......................      246,000          346,860
 *E-Z-Em, Inc. Class A.................................       45,200          284,760
 *E-Z-Em, Inc. Class B.................................        3,843           23,058
 Fab Industries, Inc...................................       87,081        1,125,522
 *Fairchild Corp. Class A..............................      482,729        1,597,833
 Falcon Products, Inc..................................      148,500          839,025
 *#FalconStor Software, Inc............................       50,100          378,255
 *Fansteel, Inc........................................       91,700          279,685
 Farmer Brothers Co....................................          484          109,868
 *Faro Technologies, Inc...............................       18,200           40,495
 FBL Financial Group, Inc. Class A.....................      516,200        8,852,830
 *Featherlite Manufacturing, Inc.......................       27,900           27,621
 Fedders Corp..........................................       18,500           58,090
 Federal Screw Works...................................        2,500           86,875
 *#Federal-Mogul Corp..................................    1,511,600        1,541,832
 *FEI Co...............................................      145,450        4,264,594
 FFLC Bancorp..........................................       50,833        1,029,368
 *Fibermark, Inc.......................................      110,350          572,716
 *Fiberstars, Inc......................................       12,900           40,119
 Fidelity Bancorp, Inc.................................       32,700          894,181
 Fidelity Bankshares, Inc..............................       19,332          289,690
 *Fidelity Federal Bancorp.............................       20,000           49,500
 Fidelity National Corp................................      102,000          673,200
 *Finish Line, Inc. Class A............................      336,500        4,361,040
 *Finishmaster, Inc....................................      120,000        1,005,000
 *Finlay Enterprises, Inc..............................       50,800          501,650
 *Finova Group, Inc....................................      819,400          491,640
                                                            SHARES             VALUE+
                                                            ------             ------

 *Firebrand Financial Group, Inc.......................       86,400   $       21,600
 First American Financial Corp.........................       10,000          178,500
 *First Aviation Services, Inc.........................        9,000           37,575
 First Bancorp.........................................       60,469        1,325,178
 First Bell Bancorp, Inc...............................       59,600          829,334
 *First Cash, Inc......................................      131,900          976,060
 First Charter Corp....................................       13,700          239,270
 *First Cincinati, Inc.................................       50,500               50
 First Citizens Bancshares, Inc........................        5,700          530,926
 First Defiance Financial Corp.........................      131,000        1,929,630
 First Essex Bancorp...................................       95,700        2,737,977
 First Federal Bancshares of Arkansas, Inc.............       60,200        1,372,560
 First Federal Capital Corp............................      131,220        1,957,802
 First Financial Holdings, Inc.........................      100,500        2,394,412
 First Indiana Corp....................................       92,906        2,315,218
 *First Investors Financial Services Group, Inc........      126,700          399,105
 First Keystone Financial, Inc.........................       38,800          534,276
 *First Mariner Bank Corp..............................       43,600          350,326
 First Midwest Financial, Inc..........................       27,000          369,090
 First Niagara Financial Group, Inc....................       61,700        1,002,933
 First Oak Brook Bancshares, Inc. Class A..............       29,000          653,805
 First Place Financial Corp............................       90,945        1,450,573
 *First Republic Bank..................................      192,678        4,177,259
 First Sentinel Bancorp, Inc...........................      333,000        4,117,545
 FirstBank NW Corp.....................................       11,600          207,060
 FirstFed America Bancorp, Inc.........................       14,900          261,197
 *FirstFed Financial Corp..............................      331,200        7,932,240
 *Firstwave Technologies, Inc..........................       15,233           19,194
 *#Fischer Imaging Corp................................       59,700          956,692
 Flag Financial Corp...................................       27,550          226,185
 Flagstar Bancorp, Inc.................................      218,850        4,810,323
 *Flander Corp.........................................      579,000        1,198,530
 Fleetwood Enterprises, Inc............................      580,100        7,280,255
 #Fleming Companies, Inc...............................      247,197        6,402,402
 Flexsteel Industries, Inc.............................       90,400          946,940
 Florida Rock Industries, Inc..........................       10,200          313,650
 *#Florsheim Group, Inc................................      120,800           27,180
 *Flour City International, Inc........................        2,400            1,836
 Flushing Financial Corp...............................      205,875        3,214,738
 FNB Financial Services Corp...........................       11,900          166,362
 *FOCUS Enhancements, Inc..............................       50,460           60,300
 *Foodarama Supermarkets, Inc..........................       13,400          561,795
 Foothill Independent Bancorp..........................       49,025          678,996
 *Forest Oil Corp......................................       42,005        1,093,810
 *Fortune Financial, Inc...............................       86,300               86
 *Foster (L.B.) Co. Class A............................      169,900          793,433
 Foster Wheeler, Ltd...................................      927,100        4,895,088
 *#FPIC Insurance Group, Inc...........................      168,300        2,330,113
 Frankfort First Bancorp, Inc..........................       25,650          423,097
 Franklin Bank National Associaton.....................       49,283          839,043
 *Franklin Covey Co....................................      352,700        2,186,740
 *Franklin Electronic Publishers, Inc..................      112,300          149,359
 Freds, Inc. Class A...................................       80,912        2,692,751
 Fremont General Corp..................................    1,235,700        7,302,987
 Frequency Electronics, Inc............................       86,000        1,203,140
 *Fresh America Corp...................................       32,200            4,508
 Fresh Brands, Inc.....................................       15,300          255,280
 *#Fresh Choice, Inc...................................       65,100          191,068
 *#Friede Goldman Halter, Inc..........................      553,645          124,570

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Friedman Billings Ramsey Group, Inc. Class A.........      233,300   $    1,049,850
 Friedman Industries, Inc..............................      108,195          276,979
 Friedmans, Inc. Class A...............................      240,500        2,151,272
 Frisch's Restaurants, Inc.............................       92,392        1,293,488
 *Frozen Food Express Industries, Inc..................      328,600          701,561
 FSF Financial Corp....................................        9,400          164,030
 *FSI International, Inc...............................      325,000        2,518,750
 *FTI Consulting, Inc..................................       10,200          333,336
 GA Financial, Inc.....................................       75,100        1,269,190
 *Gadzooks, Inc........................................      117,900        1,323,427
 Gainsco, Inc..........................................      407,700          701,244
 *#Galey & Lord, Inc...................................      272,200           84,382
 *GameTech International, Inc..........................       58,900          242,668
 Garan, Inc............................................       58,000        2,375,100
 *Garden Fresh Restaurant Corp.........................       69,700          424,473
 *#Gart Sports Co......................................       55,687        1,168,592
 *Gaylord Entertainment Co.............................      370,600        8,675,746
 GBC Bancorp...........................................       50,400        1,380,456
 *#GC Companies, Inc...................................      135,900           33,295
 *Geerling & Wade, Inc.................................       27,500           27,637
 *Gehl Co..............................................      117,800        1,675,705
 Gencorp, Inc..........................................      297,900        3,798,225
 *General Binding Corp.................................       19,400          174,212
 General Cable Corp....................................      203,800        2,445,600
 *General Communications, Inc. Class A.................      851,000        8,446,175
 *#General Datacomm Industries, Inc....................       20,100              653
 *Genesee & Wyoming, Inc...............................       58,950        1,763,784
 *Genlyte Group, Inc...................................       91,600        2,567,090
 *Genomica Corp........................................      182,600          789,745
 *GenStar Therapeutics Corp............................        5,600           14,560
 *#Gensym Corp.........................................       44,800           26,880
 *Gentiva Health Services, Inc.........................       70,175        1,434,377
 *Genzyme Transgenics Corp.............................        1,700            8,466
 *Gerber Childrenswear, Inc............................       49,900          317,364
 Gerber Scientific, Inc................................      397,700        3,937,230
 *Giant Group, Ltd.....................................       50,600           27,071
 *Giant Industries, Inc................................      191,600        1,689,912
 Gibraltar Steel Corp..................................      143,100        2,682,409
 *Giga-Tronics, Inc....................................       28,800          112,176
 *G-III Apparel Group, Ltd.............................       98,600          595,544
 *Gish Biomedical, Inc.................................       47,900           40,475
 Glatfelter (P.H.) Co..................................      677,200        9,914,208
 *Glenayre Technologies, Inc...........................    1,007,600        1,284,690
 *Global Imaging Systems, Inc..........................        8,200          109,839
 *#GlobeSpan, Inc......................................        1,800           23,463
 *#GoAmerica, Inc......................................      601,000          495,825
 Golden Enterprises, Inc...............................       17,200           64,500
 *Golden State Vintners, Inc...........................       86,500          441,150
 *Good Guys, Inc.......................................      326,100        1,180,482
 *Goodys Family Clothing, Inc..........................      455,300        1,962,343
 Gorman-Rupp Co........................................       44,000        1,104,400
 *Gottschalks, Inc.....................................      231,700          576,933
 *GP Strategies Corp...................................      222,665          601,195
 *#Gradco Systems, Inc.................................       66,050           14,861
 *Graham Corp..........................................       27,150          333,945
 Granite Construction, Inc.............................       25,700          627,080
 Granite State Bankshares, Inc.........................       22,800          517,446
 *Graphic Packaging International Corp.................      630,600        3,651,174
 Gray Communications Systems, Inc......................       41,150          518,490
                                                            SHARES             VALUE+
                                                            ------             ------

 Great American Financial Resources, Inc...............       95,000   $    1,748,950
 *Great Atlantic & Pacific Tea Co., Inc................      633,500       15,172,325
 *Greenbriar Corp......................................       10,700            2,140
 Greenbrier Companies, Inc.............................      247,900        1,829,502
 *Griffin Land & Nurseries, Inc. Class A...............       25,000          315,625
 *Griffon Corp.........................................      529,980        7,446,219
 *Group 1 Automotive, Inc..............................       62,100        1,936,278
 *Group 1 Software, Inc................................       25,350          339,056
 *GTSI Corp............................................      153,400          954,915
 Guaranty Federal Bancshares, Inc......................       15,300          214,123
 *Guaranty Financial Corp..............................       22,000          182,050
 *Guilford Mills, Inc..................................      433,000          155,880
 *Gulfmark Offshore, Inc...............................      103,800        2,750,700
 *Gundle/SLT Environmental, Inc........................      250,800          621,984
 *Gymboree Corp........................................      223,200        2,623,716
 Haggar Corp...........................................      107,325        1,281,997
 *Halifax Corp.........................................       24,000           73,920
 *Hall Kinion Associates, Inc..........................       12,000           83,820
 *Hallwood Group, Inc..................................          100              550
 *Ha-Lo Industries, Inc................................      402,300           23,333
 *#Hamilton Bancorp, Inc...............................       13,000           29,900
 *Hampshire Group, Ltd.................................       19,100          217,358
 *Hampton Industries, Inc..............................       79,094           27,683
 Hancock Fabrics, Inc..................................      237,100        3,260,125
 Hancock Holding Co....................................        1,600           67,112
 *Handleman Co.........................................      478,836        6,588,783
 *Hanger Orthopedic Group, Inc.........................      311,000        1,897,100
 Harbor Florida Bancshares, Inc........................       14,700          240,492
 Hardinge Brothers, Inc................................      155,200        1,628,824
 *Harken Energy Corp...................................       14,900           18,029
 Harleysville Group, Inc...............................      460,200       11,102,325
 *Harmonic Lightwaves, Inc.............................        9,100          110,838
 *Harolds Stores, Inc..................................        2,000            3,650
 *Harris Interactive, Inc..............................       21,400           46,117
 *Hartmarx Corp........................................      696,000        1,252,800
 *Hastings Entertainment, Inc..........................      174,000          874,350
 *Hastings Manufacturing Co............................        1,700            8,942
 *Hathaway Corp........................................       45,300          119,365
 *Hauser, Inc..........................................       42,275           17,967
 Haverty Furniture Co., Inc............................      280,200        4,273,050
 *Hawaiian Airlines, Inc...............................      568,200        1,420,500
 *Hawk Corp............................................      191,000          563,450
 *Hawker Pacific Aerospace.............................       84,000          189,420
 *Hawthorne Financial Corp.............................       85,700        1,632,156
 *#Hayes Lemmerz International, Inc....................        9,000            7,200
 *Headway Corporate Resources, Inc.....................      113,200           48,676
 *Health Management Systems, Inc.......................      276,400          519,632
 *Health Risk Management, Inc..........................       72,700               73
 *Healthcare Recoveries, Inc...........................       97,700          435,253
 *Healthcare Services Group, Inc.......................      192,300        1,776,852
 *Healthcor Holdings, Inc..............................       65,300              424
 *Hector Communications Corp...........................        9,500          148,200
 *HEI, Inc.............................................        1,300           10,218
 Heico Corp............................................       14,900          216,795
 Heico Corp. Class A...................................        3,129           37,736
 #Herbalife International, Inc. Class A................        8,500          112,880
 *Hercules, Inc........................................      219,100        2,212,910
 Heritage Financial Corp...............................       24,100          279,560
 *Herley Industries, Inc...............................       31,399          420,596
 *Hexcel Corp..........................................      599,250        1,546,065
 HF Financial Corp.....................................       52,150          621,889

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *High Plains Corp.....................................      260,300   $    1,457,680
 *Highlands Insurance Group, Inc.......................      226,410           56,602
 *Hirsch International Corp. Class A...................       90,000           45,900
 *Hi-Tech Pharmacal, Inc...............................       55,900          536,360
 *HMI Industries, Inc..................................       27,800           26,549
 HMN Financial, Inc....................................       70,000        1,106,000
 *Hoenig Group, Inc....................................      104,700        1,086,262
 *Holiday RV Superstores, Inc..........................       70,700           74,235
 Hollinger International, Inc. Class A.................       10,000          108,500
 Holly Corp............................................      237,800        4,463,506
 *#Hollywood Casino Corp. Class A......................       32,800          297,496
 *Hollywood Entertainment Corp.........................      611,100        9,129,834
 *Hollywood Media Corp.................................       59,500          237,702
 *Hologic, Inc.........................................      314,500        3,344,707
 Home Federal Bancorp..................................       34,875          634,551
 *Home Products International, Inc.....................      125,550          453,863
 *Homegold Financial, Inc..............................       50,000           21,250
 *Homeland Holding Corp................................        6,900              147
 *#HomeStore.com, Inc..................................       51,200          188,160
 *Hoover's, Inc........................................        3,700           11,673
 Horizon Financial Corp................................      115,994        1,475,444
 *Horizon Health Corp..................................      122,400        1,575,900
 *Horizon Offshore, Inc................................      265,000        1,900,050
 *Horizon Organic Holding Corp.........................       92,400        1,225,686
 *Horizon Pharmacies, Inc..............................       38,200            8,022
 *#House2Home, Inc.....................................      839,650            5,038
 *Houston Exploration Co...............................      249,600        7,600,320
 *Hovnanian Enterprises, Inc. Class A..................      362,913        5,011,829
 #Howell Corp..........................................      112,140        1,122,521
 *HPSC, Inc............................................       47,200          375,948
 *Hub Group, Inc. Class A..............................      109,500        1,087,882
 *Hudson Hotels Corp...................................        4,766            1,549
 Hudson River Bancorp, Inc.............................      186,500        4,129,110
 *#Hudson Technologies, Inc............................       54,900          161,680
 *Huffy Corp...........................................      180,400          997,612
 Hughes Supply, Inc....................................      394,650       10,596,352
 *Hunt (J.B.) Transport Services, Inc..................      673,500       11,991,667
 Hunt Corp.............................................      157,850        1,033,917
 *Huntco, Inc. Class A.................................       92,600           18,057
 *Hurco Companies, Inc.................................       92,800          228,288
 *Hurry, Inc...........................................       46,100           54,628
 *Hutchinson Technology, Inc...........................      542,300       11,407,280
 *Hycor Biomedical, Inc................................       61,600          368,676
 *Hypercom Corp........................................      271,000        1,718,140
 *Hyseq, Inc...........................................      142,500        1,173,487
 *#iBasis, Inc.........................................       57,400           71,463
 Iberiabank Corp.......................................      107,800        2,933,777
 *Ico, Inc.............................................      264,300          310,552
 *ICT Group, Inc.......................................       48,500          772,847
 *IDT Corp.............................................      176,300        2,380,050
 *IDT Corp. Class B....................................      118,400        1,408,960
 *IEC Electronics Corp.................................      134,000           67,670
 *IFR Systems, Inc.....................................      148,500          118,057
 *iGate Capital Corp...................................      487,500        2,025,562
 *IHOP Corp............................................       69,900        1,978,170
 *II-VI, Inc...........................................      206,600        3,358,283
 Ikon Office Solutions, Inc............................    1,641,500       17,596,880
 *Imation Corp.........................................      195,400        4,236,272
 IMC Global, Inc.......................................      592,900        6,966,575
 IMCO Recycling, Inc...................................      349,700        2,311,517
 *Immucor, Inc.........................................      168,900        1,129,941
 *#Imperial Credit Industries, Inc.....................      714,500          296,517
                                                            SHARES             VALUE+
                                                            ------             ------

 *#Imperial Sugar Co...................................        1,745   $       12,520
 *Impreso.com, Inc.....................................        6,500           15,437
 Independence Holding Co...............................       57,860          937,332
 Independent Bank East.................................       83,907        2,307,442
 *Industrial Distribution Group, Inc...................      178,900          275,506
 *Industrial Holdings, Inc.............................        8,800            7,920
 *Infinium Software, Inc...............................       74,400           99,324
 *Infocrossing, Inc....................................       23,000          105,570
 *InFocus Corp.........................................       78,400        1,769,488
 *Infogrames, Inc......................................       11,280           86,292
 *Information Resources, Inc...........................      537,000        4,379,235
 *InforMax, Inc........................................      102,100          318,552
 *InfoSpace, Inc.......................................       53,700          109,279
 Ingles Market, Inc. Class A...........................      211,100        2,559,587
 *Innotrac Corp........................................      174,300        1,315,965
 *Innovative Clinical Solutions, Ltd...................        8,426            1,432
 *Innoveda, Inc........................................      302,600          305,626
 *Innovex, Inc.........................................      174,800          593,446
 *#Inprimis, Inc.......................................       98,500            5,664
 *Input/Output, Inc....................................      660,800        5,154,240
 *Insignia Financial Group, Inc........................      446,332        4,543,660
 *Insilco Holding Co...................................          432              518
 *Insituform East, Inc.................................       31,200           38,064
 *Inspire Insurance Solutions, Inc.....................      273,200          103,816
 *Insteel Industries, Inc..............................      123,800           74,280
 *Insurance Auto Auctions, Inc.........................      177,700        2,589,977
 *Insurance Management Solutions, Inc..................       19,600           50,960
 *#InsWeb Corp.........................................       97,800           70,905
 *INT Media Group, Inc.................................       74,200          160,272
 *Integra, Inc.........................................      104,800          188,640
 *IntegraMed America, Inc..............................       58,400          392,740
 *Integrated Electrical Services, Inc..................      637,100        2,599,368
 *Integrated Information Systems, Inc..................       52,100           24,747
 *Integrated Silicon Solution, Inc.....................      138,100        1,599,888
 *Integrated Telecom Express, Inc......................        8,200           12,300
 *Intelligent Systems Corp.............................       52,375          160,791
 *Intelligroup, Inc....................................       80,700           73,437
 *Inter Parfums, Inc...................................      230,100        1,766,017
 Interactive Data Corp.................................       34,500          463,162
 Interface, Inc. Class A...............................      752,000        3,696,080
 *Intergraph Corp......................................      620,700        7,529,091
 *Interland, Inc.......................................       50,700          118,131
 *Interlinq Software Corp..............................       74,100          141,160
 *Intermagnetics General Corp..........................      105,931        2,469,781
 Intermet Corp.........................................      410,200        1,310,589
 *Internap Network Services Corp.......................    1,175,000        1,321,875
 *International Aircraft Investors.....................       38,500           73,920
 International Aluminum Corp...........................       48,900        1,061,130
 *International FiberCom, Inc..........................       94,000           28,670
 International Multifoods Corp.........................      398,000        9,082,360
 *International Remote Imaging Systems, Inc............        6,200           16,678
 International Shipholding Corp........................       80,450          506,835
 *International Speciality Products, Inc...............      543,490        4,510,967
 *International Total Services, Inc....................       74,900            6,366
 *Internet Commerce Corp...............................       50,000          192,250
 *Internet Pictures Corp...............................        2,000            4,270
 Interpool, Inc........................................      591,600        9,465,600
 *Interstate National Dealers Services, Inc............        3,900           19,461
 *Intervisual Books, Inc. Class A......................        9,900            7,227

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Intest Corp..........................................        8,500   $       27,328
 *Intevac, Inc.........................................        5,100           14,280
 *Intrusion.com, Inc...................................      119,600          230,230
 Investors Title Co....................................       18,200          264,901
 *Invivo Corp..........................................       48,500          601,157
 *Iomega Corp..........................................       20,500          139,400
 *Ionics, Inc..........................................      204,900        5,563,035
 *Iridex Corp..........................................       74,300          341,780
 *Isco, Inc............................................       91,100          753,852
 *I-Sector Corporation.................................       68,500           58,567
 *Isle of Capri Casinos, Inc...........................      293,000        3,801,675
 *#Isolyser Co., Inc...................................      597,600        1,180,260
 *IT Group, Inc .......................................      410,379          451,417
 *ITC Learning Corp....................................       49,200            4,428
 *ITLA Capital Corp....................................      154,400        2,911,212
 *ITXC Corp............................................      193,700        1,465,340
 *J & J Snack Foods Corp...............................      170,100        4,065,390
 *J Net Enterprises, Inc...............................      111,400          236,168
 *J. Alexander's Corp..................................       89,900          200,027
 *J. Jill Group, Inc...................................      168,300        3,321,400
 Jacksonville Bancorp, Inc.............................       16,200          330,318
 *Jaclyn, Inc..........................................       26,900           59,180
 *Jaco Electronics, Inc................................      105,669          452,263
 *Jacobson Stores, Inc.................................       82,750          177,913
 *Jakks Pacific, Inc...................................       34,400          859,484
 *JDA Software Group, Inc..............................       52,000          873,860
 Jefferies Group, Inc..................................       54,100        1,912,435
 *JLM Industries, Inc..................................      128,200          234,606
 *Jo-Ann Stores, Inc. Class A..........................       35,700          242,760
 *Jo-Ann Stores, Inc. Class B..........................       35,700          223,125
 *Johnson Outdoors, Inc................................      127,000          904,875
 *Jos. A. Bank Clothiers, Inc..........................      122,150          985,140
 *JPM Co...............................................       97,200            9,477
 *JPS Industries, Inc..................................       28,000          138,740
 *Jupiter Media Metrix, Inc............................       85,800          135,993
 K Swiss, Inc. Class A.................................       59,000        1,886,525
 *K2, Inc..............................................      321,280        2,682,688
 *Kadant, Inc..........................................       85,000        1,170,450
 *Kaiser Aluminum Corp.................................    1,549,565        2,882,191
 Kaman Corp. Class A...................................      460,100        6,728,963
 *Kana Software, Inc...................................       20,265           36,578
 *Kansas City Southern Industries, Inc.................       58,300          809,204
 *Kasper A.S.L., Ltd...................................       59,900           12,579
 Katy Industries, Inc..................................      139,300          445,760
 *KBK Capital Corp.....................................       56,600          124,520
 *#KCS Energy, Inc.....................................      183,900          533,310
 *Keith Companies, Inc.................................        8,900           75,873
 *#Kellstrom Industries, Inc...........................      190,200           29,481
 Kellwood Co...........................................      448,218        9,919,064
 *Kendle International, Inc............................      127,600        2,092,640
 Kennametal, Inc.......................................       91,500        3,651,765
 *Kennedy-Wilson, Inc..................................        5,100           18,080
 *Kentucky Electric Steel, Inc.........................       32,600           13,855
 Kentucky First Bancorp, Inc...........................       11,600          148,480
 *Kevco, Inc...........................................      138,800            1,735
 Kewaunee Scientific Corp..............................       30,800          272,580
 *Key Energy Group, Inc................................      110,500          911,625
 *Key Production Co., Inc..............................      156,092        2,450,644
 *Key Technology, Inc..................................       55,800          171,864
 *Key Tronic Corp......................................      181,200          472,932
 *Key3Media Group, Inc.................................      163,000          748,170
 *Keynote Systems, Inc.................................       82,100          642,433
                                                            SHARES             VALUE+
                                                            ------             ------

 *Keystone Automotive Industries, Inc..................      288,680   $    4,536,606
 *Keystone Consolidated Industries, Inc................      147,849          153,763
 *kforce.com, Inc......................................      642,578        3,116,503
 Kimball International, Inc. Class B...................      293,500        4,204,388
 *Kimmins Corp.........................................       16,000            4,080
 *Kinark Corp..........................................       73,400           62,390
 *Kit Manufacturing Co.................................       11,100           25,530
 *Kitty Hawk, Inc......................................       90,900            1,591
 Klamath First Bancorp, Inc............................      145,600        1,923,376
 Knape & Vogt Manufacturing Co.........................       37,434          381,640
 *Koala Corp...........................................       15,900           13,515
 *#Komag, Inc..........................................    1,656,840           82,014
 *Korn/Ferry International.............................       50,300          432,580
 #Koss Corp............................................          400            7,262
 *Kroll, Inc...........................................      403,400        5,772,654
 *K-Tron International, Inc............................        6,300           67,095
 *Kulicke & Soffa Industries, Inc......................      197,000        3,103,735
 *Kushner-Locke Co.....................................       68,900            2,412
 *KVH Industries, Inc..................................       51,800          309,505
 *LabOne, Inc..........................................      145,750        2,135,238
 *LaCrosse Footwear, Inc...............................       29,400          120,834
 *Ladish Co., Inc......................................      252,200        2,252,146
 *Lakeland Industries, Inc.............................        6,100           56,120
 *Lakes Gaming, Inc....................................       89,925          598,001
 *Lamson & Sessions Co.................................      225,900          772,578
 *Lancer Corp..........................................       94,400          426,688
 *Landair Corp.........................................       25,800          220,977
 Landamerica Financial Group, Inc......................      255,312        6,255,144
 Landrys Seafood Restaurants, Inc......................      476,835        9,369,808
 *Larscom, Inc.........................................       59,200           71,040
 *Laser Vision Centers, Inc............................      150,600          357,675
 *#LaserSight Corp.....................................       31,300           27,857
 Lawson Products, Inc..................................      250,000        6,671,250
 *Layne Christensen Co.................................      194,500        1,525,853
 *Lazare Kaplan International, Inc.....................      132,300          747,495
 La-Z-Boy, Inc.........................................      102,949        2,161,929
 *LeadingSide, Inc.....................................       69,600              348
 *Leapnet, Inc.........................................       31,137           57,292
 *#Learn2 Corp.........................................       28,697            4,018
 *Lechters, Inc........................................      263,400            1,449
 Ledger Capital Corp...................................       36,000          612,000
 Lennox International, Inc.............................      271,000        2,520,300
 Lesco, Inc............................................       83,900          595,690
 *#Level 8 Systems, Inc................................       23,566           40,887
 *Liberate Technologies, Inc...........................       51,400          472,366
 Liberty Bancorp, Inc..................................        2,800           33,460
 Liberty Corp..........................................       77,300        3,223,410
 *LIFE Financial Corp..................................       26,840           45,225
 Lifetime Hoan Corp....................................      158,600          869,128
 *LightPath Technologies, Inc..........................       92,300          329,050
 Lillian Vernon Corp...................................      122,600          925,630
 *Lipid Sciences, Inc..................................       87,400          747,270
 *Liquid Audio, Inc....................................      220,200          518,571
 *Lithia Motors, Inc. Class A..........................       50,700          988,650
 *LMI Aerospace, Inc...................................       24,700           99,665
 LNR Property Corp.....................................      407,100       11,643,060
 *Lodgenet Entertainment Corp..........................       26,000          418,340
 *#Lodgian, Inc........................................      388,300           46,596
 *Loews Cineplex Entertainment Corp....................    1,023,300          117,680
 *Logic Devices, Inc...................................      105,500          321,775
 Lone Star Steakhouse & Saloon, Inc....................      517,300        7,242,200

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Longs Drug Stores Corp................................       34,300   $      785,813
 Longview Fibre Co.....................................      521,340        6,203,946
 Louisiana-Pacific Corp................................      277,400        2,130,432
 LSB Corp..............................................        3,500           44,188
 *LTX Corp.............................................      151,800        3,236,376
 *Luby's Cafeterias, Inc...............................      463,400        3,290,140
 Lufkin Industries, Inc................................       95,200        2,475,200
 *Lydall, Inc..........................................      294,900        2,854,632
 *Lynch Corp...........................................        6,200          111,600
 *M & F Worldwide Corp.................................      284,100        1,284,132
 *M.H. Meyerson & Co., Inc.............................       94,700           85,704
 *Mac-Gray Corp........................................      297,200          916,862
 *Mackie Designs, Inc..................................        1,000            4,200
 *Made2Manage Systems, Inc.............................       89,000          367,125
 *Magellan Health Services, Inc........................      366,700        3,868,685
 *Magna Entertainment Corp.............................       48,800          286,700
 *Magnetek, Inc........................................      393,000        3,572,370
 *Magnum Hunter Resources, Inc.........................       48,700          413,950
 *MAII Holdings, Inc...................................      108,700          192,399
 *Mail-Well, Inc.......................................      484,800        1,914,960
 *Main Street & Main, Inc..............................      128,400          678,594
 Main Street Bancorp, Inc..............................       39,100          590,019
 *Mallon Resources Corp................................       46,100          146,137
 *Manchester Technologies, Inc.........................      184,200          433,791
 *Manning (Greg) Auctions, Inc.........................          500              818
 Marcus Corp...........................................      302,000        4,179,680
 Marine Products Corp..................................       97,800          400,980
 *MarineMax, Inc.......................................       17,600          138,160
 *Marisa Christina, Inc................................       94,000           78,490
 Maritrans, Inc........................................      192,100        1,901,790
 *MarketWatch.com, Inc.................................       20,200           77,063
 *MarkWest Hydrocarbon, Inc............................      155,500          901,900
 *Marlton Technologies, Inc............................      103,700           43,554
 Marsh Supermarkets, Inc. Class A......................       42,900          593,093
 Marsh Supermarkets, Inc. Class B......................       56,900          742,545
 Massbank Corp.........................................       40,266        1,455,616
 *Mastec, Inc..........................................      187,100        1,019,695
 *Matec Corp...........................................       10,350           50,405
 *Material Sciences Corp...............................      346,767        3,391,381
 *Matlack Systems, Inc.................................      144,592              651
 *Matria Healthcare, Inc...............................      135,425        3,468,911
 *Matrix Bancorp, Inc..................................        5,000           52,975
 *Matrix Pharmaceutical, Inc...........................      172,200          195,447
 *Matrix Service Co....................................      154,300        1,065,442
 *Mattson Technology, Inc..............................      266,265        1,955,716
 *Maverick Tube Corp...................................       31,000          325,190
 *Max & Ermas Restaurants, Inc.........................       41,900          502,800
 *Maxco, Inc...........................................       38,500          221,375
 *Maxicare Health Plans, Inc...........................       44,800              560
 *Maxim Pharmaceuticals, Inc...........................       36,600          249,612
 *Maxtor Corp..........................................       22,332          131,759
 *Maxwell Shoe Company, Inc............................       78,900        1,127,481
 *Maxwell Technologies, Inc............................       10,900          113,960
 *Maxxam, Inc..........................................      100,700        1,913,300
 *Maynard Oil Co.......................................       53,500        1,013,825
 *Mayor's Jewelers, Inc................................      386,800          541,520
 *Mazel Stores, Inc....................................      182,100          408,815
 *MB Financial, Inc....................................       36,800          949,256
 *McClain Industries, Inc..............................          600              915
 McGrath Rent Corp.....................................      114,500        2,883,683
 *MCK Communications, Inc..............................      192,900          270,060
 McRae Industries, Inc. Class A........................        1,000            5,740
                                                            SHARES             VALUE+
                                                            ------             ------

 *#MCSI, Inc...........................................      190,500   $    3,948,113
 MDC Holdings, Inc.....................................      470,276       16,831,178
 *Meadow Valley Corp...................................       44,064           88,569
 Meadowbrook Insurance Group, Inc......................      193,700          368,030
 *Mechanical Dynamics, Inc.............................        8,600           83,764
 Medford Bancorp, Inc..................................      103,600        2,110,850
 *Media 100, Inc.......................................       18,200           26,117
 *#Media Arts Group, Inc...............................      117,700          341,330
 Media General, Inc. Class A...........................       23,200        1,067,896
 *Medialink Worldwide, Inc.............................       53,600          175,004
 *Medical Resources, Inc...............................       62,918              440
 *Medicore, Inc........................................       58,600          102,257
 *Medstone International, Inc..........................       75,700          341,407
 *#MEMC Electronic Materials, Inc......................      341,600        1,281,000
 *#Mercator Software, Inc..............................       23,000          170,315
 Merchants Group, Inc..................................       25,600          582,400
 *Mercury Air Group, Inc...............................       15,300           71,910
 *Meridian Medical Technology, Inc.....................        1,000           18,550
 *Meridian Resource Corp...............................       67,300          225,455
 *Merisel, Inc.........................................        3,600            7,848
 *MeriStar Hotels & Resorts, Inc.......................      163,100          119,063
 *Merit Medical Systems, Inc...........................        8,800          128,832
 *Merix Corp...........................................        1,800           33,696
 *Merrimac Industries, Inc.............................       25,270          228,441
 *Mesa Air Group, Inc..................................      280,200        1,926,375
 *Mesa Labs, Inc.......................................       17,000          101,660
 *Mesaba Holdings, Inc.................................        5,100           35,547
 *Mestek, Inc..........................................       13,500          324,000
 *Meta Group, Inc......................................       11,400           21,318
 Metals USA, Inc.......................................      619,040           99,046
 *Metatec Corp. Class A................................      126,000           47,880
 *#Metrocall, Inc......................................      390,510           15,230
 *Metromedia International Group, Inc..................    1,083,000        1,104,660
 MFB Corp..............................................       19,200          393,696
 *MFRI, Inc............................................       63,600          193,980
 MI Schottenstein Homes, Inc...........................      187,600        7,689,724
 *Michael Anthony Jewelers, Inc........................       98,500          283,680
 *Michaels Stores, Inc.................................       20,700          621,932
 *Micro Component Technology, Inc......................       21,000           42,315
 *Micro Linear Corp....................................      189,700          576,688
 MicroFinancial, Inc...................................       40,000          395,600
 *Micros to Mainframes, Inc............................        6,200            8,680
 Mid America Banccorp..................................       91,388        2,951,832
 Midas, Inc............................................      232,900        2,899,605
 Middleby Corp.........................................      170,000          912,900
 Middlesex Water Co....................................        7,500          252,338
 Midland Co............................................       21,400          865,737
 *Midway Airlines Corp.................................      156,700           27,423
 *Midwest Express Holdings, Inc........................        4,500           54,900
 Midwest Grain Products, Inc...........................      124,300        1,497,194
 *Mikohn Gaming Corp...................................      131,900          976,720
 Milacron, Inc.........................................      268,300        3,748,151
 Millennium Chemicals, Inc.............................      662,250        7,774,815
 *Miller Industries, Inc...............................      138,510          429,381
 *Millerbuilding Systems Escrow Shares.................       46,200           13,860
 *Miltope Group, Inc...................................       53,600           92,996
 *MIM Corp.............................................          100            1,218
 Mine Safety Appliances Co.............................       90,400        3,317,680
 Minuteman International, Inc..........................        9,000           77,985
 *MIPS Technologies, Inc...............................       15,100          141,714
 *Mission Resources Corp...............................      148,500          507,128
 *Mississippi Chemical Corp............................      494,900        1,598,527

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Mitcham Industries, Inc..............................      144,500   $      704,438
 *Modis Professional Services, Inc.....................    1,295,400        7,448,550
 *Modtech Holdings, Inc................................       89,100          787,199
 *Monarch Casino and Resort, Inc.......................        5,200           40,482
 *Monarch Dental Corp..................................       23,066           52,014
 *Monro Muffler Brake, Inc.............................      101,130        1,302,049
 *Montana Power Co.....................................       10,400           49,608
 *Monterey Bay Bancorp, Inc............................       44,500          637,463
 Mony Group, Inc.......................................       11,012          344,896
 *Moog, Inc. Class A...................................      149,775        3,097,347
 *Moog, Inc. Class B...................................       19,200          528,000
 *Moore Handley, Inc...................................        2,000            4,380
 *Moore Medical Corp...................................       43,300          320,420
 *Mother's Work, Inc...................................       67,000          533,655
 *Motient Corp.........................................        5,700            2,879
 *Motor Car Parts & Accessories, Inc...................       71,200          229,620
 Movado Group, Inc.....................................      178,150        3,295,775
 *Movie Gallery, Inc...................................       30,300          756,440
 *#Mpower Holding Corp.................................       12,300            6,212
 *MRV Communications, Inc..............................      456,500        2,182,070
 *#MTI Technology Corp.................................        6,000           11,130
 MTS Systems Corp......................................      370,010        3,935,056
 Mueller (Paul) Co.....................................        6,100          179,889
 *Multex.com, Inc......................................      494,200        2,799,643
 *Multi Color Corp.....................................        6,000          135,810
 Myers Industries, Inc.................................       17,781          220,484
 *NABI, Inc............................................      525,700        4,768,099
 Nacco Industries, Inc. Class A........................      115,600        6,450,480
 *Napco Security Systems, Inc..........................       52,300          304,648
 Nash Finch Co.........................................      232,680        5,783,261
 *Nashua Corp..........................................      118,000          592,360
 *#Nastech Pharmaceutical Co., Inc.....................       94,600        1,147,025
 *Nathans Famous, Inc..................................      112,300          390,804
 *National Equipment Services, Inc.....................      273,100          327,720
 *National Home Centers, Inc...........................       70,500           97,643
 *National Home Health Care Corp.......................       61,121        1,003,301
 National Presto Industries, Inc.......................      141,050        3,902,854
 *National Processing, Inc.............................       14,200          411,800
 *National Research Corp...............................       78,000          438,750
 *National RV Holdings, Inc............................      119,350        1,086,085
 National Service Industries, Inc......................       96,100        1,529,912
 *National Steel Corp. Class B.........................      436,700          515,306
 *National Technical Systems, Inc......................      128,684          190,452
 *National Techteam, Inc...............................      267,800          694,941
 *National Western Life Insurance Co. Class A..........       24,300        2,691,225
 *#NationsRent, Inc....................................       95,200            4,760
 *Natrol, Inc..........................................      122,500          361,375
 *Natural Alternatives International, Inc..............       82,100          145,728
 *Natural Wonders, Inc.................................       89,100              156
 *Navidec, Inc.........................................      103,000           53,045
 *Navigant International, Inc..........................       17,200          184,814
 *Navigators Group, Inc................................       13,500          258,863
 NBT Bancorp...........................................      101,347        1,416,324
 NCH Corp..............................................       97,600        4,601,840
 *NCI Building Systems, Inc............................      210,300        2,868,492
 *#Nco Escrow..........................................       15,500                0
 *NCO Group, Inc.......................................       16,100          279,979
 *NCO Portfolio Management, Inc........................        2,151           14,197
 *#NCS Healthcare, Inc.................................      230,200           39,134
 *Neff Corp. Class A...................................       11,000            4,400
 Nelson (Thomas), Inc..................................      202,600        1,843,660
                                                            SHARES             VALUE+
                                                            ------             ------

 *NeoMagic Corp........................................       34,000   $      107,780
 *Net2Phone, Inc.......................................       57,600          313,632
 *Netmanage, Inc.......................................      669,213          558,793
 *Netro Corp...........................................      210,000          786,450
 *Network Equipment Technologies, Inc..................      391,100        1,212,410
 *Netzee, Inc..........................................       11,937           13,966
 *Neurocrine Biosciences, Inc..........................        3,200          152,256
 *New American Healthcare Corp.........................       23,600              177
 *New Brunswick Scientific Co., Inc....................       85,284          473,753
 *New Century Financial Corp...........................      270,100        3,044,027
 *New Horizons Worldwide, Inc..........................       63,775          700,887
 *Newcor, Inc..........................................       64,712           33,003
 Newmark Homes Corp....................................        2,000           21,800
 Newmil Bancorp, Inc...................................       43,500          646,628
 *Nexell Therapeutics, Inc.............................          325              670
 *NEXIQ Technologies, Inc..............................      117,600          155,820
 *Nexthealth, Inc......................................       83,600          408,386
 *Niagara Corp.........................................      132,200          221,435
 Nitches, Inc..........................................        3,679           21,614
 *NMS Communications Corp..............................      164,700          748,562
 *NMT Medical, Inc.....................................      123,900          748,356
 *Nobel Learning Communities, Inc......................       72,900          504,468
 Noble International, Ltd..............................        5,400           35,019
 *Noel Group, Inc......................................       95,400            2,385
 Noland Co.............................................        2,000           51,950
 *Norstan, Inc.........................................      246,500        1,231,268
 *Nortek, Inc..........................................      151,700        3,178,115
 North Central Bancshares, Inc.........................       41,300          904,470
 Northeast Bancorp.....................................       22,500          290,138
 *Northland Cranberries, Inc...........................       50,400           29,988
 Northrim Bank.........................................       29,365          423,599
 *Northwest Pipe Co....................................       98,200        1,536,830
 *#Novamed Eyecare, Inc................................       44,100           58,433
 *Novametrix Medical Systems, Inc......................       20,200          141,703
 *Novell, Inc..........................................       27,254          115,966
 *NPS Pharmaceuticals, Inc.............................        3,300          127,133
 *NS Group, Inc........................................      325,400        1,822,240
 *NTL, Inc.............................................      100,000          185,000
 *Nu Horizons Electronics Corp.........................      192,140        1,748,474
 *NuCo2, Inc...........................................       30,800          374,066
 *Nuevo Energy Co......................................      241,500        2,801,400
 NUI Corp..............................................        3,240           73,548
 *Numerex Corp. Class A................................       77,800          490,140
 *Nutraceutical International Corp.....................      138,000          514,050
 *#Nx Networks, Inc....................................      157,700            1,577
 Nymagic, Inc..........................................      132,700        2,517,319
 *O.I. Corp............................................       51,800          364,672
 *Oak Technology, Inc..................................      164,800        1,921,568
 *#Oakwood Homes Corp..................................      214,500          954,525
 *OAO Technology Solutions, Inc........................        3,800            9,424
 *Obie Media Corp......................................       74,900          254,660
 *Oceaneering International, Inc.......................      110,800        2,254,780
 OceanFirst Financial Corp.............................      164,000        4,023,740
 *O'Charleys, Inc......................................      127,000        2,458,085
 *Ocwen Financial Corp.................................      547,100        4,054,011
 *Officemax, Inc.......................................    1,474,500        4,526,715
 *Offshore Logistics, Inc..............................      385,000        7,162,925
 Oglebay Norton Co.....................................       52,200          656,676
 Ohio Art Co...........................................        3,600           90,000
 *Ohio Casualty Corp...................................    1,335,200       19,914,508
 Oil-Dri Corp. of America..............................       50,800          355,600

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Old Dominion Freight Lines, Inc......................      134,300   $    1,632,417
 *Olympic Steel, Inc...................................      220,200          565,914
 *Omega Protein Corp...................................      493,200        1,504,260
 *Omega Worldwide, Inc.................................       82,100          133,002
 *OmniVision Technologies, Inc.........................      198,400        1,195,360
 Omnova Solutions, Inc.................................       20,700          134,550
 *Omtool, Ltd..........................................      279,400          237,490
 *On Command Corp......................................       54,900          180,347
 *One Price Clothing Stores, Inc.......................       46,686          120,683
 Oneok, Inc............................................        5,900          101,480
 *Ontrack Data International, Inc......................       23,400          148,824
 *Onyx Acceptance Corp.................................      113,100          534,398
 *Opinion Research Corp................................       43,900          276,570
 *Oplink Communications, Inc...........................      158,500          273,413
 *Opta Food Ingredients, Inc...........................      206,100          230,832
 *Opti, Inc............................................      168,800          504,712
 *OpticNet, Inc........................................       28,750                0
 *Optika Imaging Systems, Inc..........................       86,000           88,580
 *#OraPharma, Inc......................................      127,200          454,104
 *Orbital Sciences Corp................................       99,600          389,436
 *Oregon Steel Mills, Inc..............................      516,761        1,875,842
 *Oriole Homes Corp. Class A Convertible...............       20,800           37,440
 *Oriole Homes Corp. Class B...........................       30,900           58,710
 *Orleans Homebuilders, Inc............................       20,100           70,350
 *Orthodontic Centers of America, Inc..................          516           14,572
 *Orthologic Corp......................................      376,600        1,843,457
 Oshkosh Truck Corp. Class B...........................       13,100          557,995
 *#OSI Systems, Inc....................................      148,700        2,759,129
 *Osmonics, Inc........................................      164,000        2,132,000
 *Osteotech, Inc.......................................       72,200          397,461
 *Ostex International, Inc.............................       97,400          180,190
 *Outlook Group Corp...................................       61,800          290,460
 *Outsource International, Inc.........................       76,600            1,341
 *Overland Data, Inc...................................        3,200           26,544
 Overseas Shipholding Group, Inc.......................      671,400       14,569,380
 *Owens-Illinois, Inc..................................    1,224,300       10,063,746
 *Owosso Corp..........................................      108,600           50,499
 Oxford Industries, Inc................................      112,800        2,662,080
 *OYO Geospace Corp....................................        7,000           79,275
 *#Pacificare Health Systems, Inc......................      257,264        4,516,270
 *Packaged Ice, Inc....................................       55,000           62,150
 *Pagasus Systems, Inc.................................       47,000          616,640
 *PAM Transportation Services, Inc.....................       50,500          499,445
 Pamrapo Bancorp, Inc..................................       32,300          815,575
 *Par Technology Corp..................................      164,700          498,218
 Park Electrochemical Corp.............................      197,950        4,998,238
 *Parker Drilling Co...................................    1,248,500        3,832,895
 *Park-Ohio Holdings Corp..............................      185,735          409,546
 Parkvale Financial Corp...............................       52,025        1,127,122
 *Parlex Corp..........................................       75,700          814,911
 *Parlux Fragrances, Inc...............................      230,900          392,530
 Patina Oil & Gas Corp.................................      198,826        5,435,903
 Patrick Industries, Inc...............................       99,650          623,311
 *Patterson-UTI Energy, Inc............................       27,500          557,563
 *Paul Harris Stores, Inc..............................      133,000            1,796
 *Paula Financial, Inc.................................       93,900          167,142
 *Paul-Son Gaming Corp.................................       35,400           47,790
 *Paxar Corp...........................................       98,600        1,174,326
 *Paxson Communications Corp...........................      462,700        4,321,618
 *#Payless Cashways, Inc...............................        4,184                5
 *PC Connection, Inc...................................        1,600           25,096
                                                            SHARES             VALUE+
                                                            ------             ------

 *PC Mall, Inc.........................................      132,400   $      456,118
 *PCD, Inc.............................................       58,300          116,600
 *PC-Tel, Inc..........................................      249,400        2,174,768
 *Pediatric Services of America, Inc...................       83,900          658,196
 *Pediatrix Medical Group, Inc.........................      165,600        5,820,840
 *Peerless Manufacturing Co............................       32,000          588,320
 *Peerless Systems Corp................................      120,900          164,424
 *Pegasus Communications Corp. Class A.................      203,600        2,179,538
 Penford Corp..........................................       81,000          995,895
 *#Penn Traffic Co.....................................        1,160            5,365
 *Penn Treaty American Corp............................      116,200          470,610
 Penn Virginia Corp....................................      163,900        5,154,655
 Penn-America Group, Inc...............................      165,450        1,624,719
 Pennfed Financial Services, Inc.......................      128,900        2,657,918
 *Pentacon, Inc........................................      129,000           40,635
 Penton Media, Inc.....................................       37,100          233,359
 *Peoples Bancshares, Inc. Massachusetts...............       32,400          686,718
 Pep Boys - Manny, Moe & Jack..........................    1,211,900       20,117,540
 *Perceptron, Inc......................................      159,500          225,693
 *Perini Corp..........................................       71,100          482,058
 *Perrigo Co...........................................      495,500        6,181,363
 *Perry Ellis International, Inc.......................       93,100          738,749
 *Per-Se Technologies, Inc.............................      364,566        3,164,433
 *Personnel Group of America, Inc......................      435,300          326,475
 *Petrocorp, Inc.......................................      102,600          931,608
 *Petroleum Development Corp...........................      232,300        1,364,763
 *PetSmart, Inc........................................        4,600           40,319
 PFF Bancorp, Inc......................................      116,300        3,131,378
 *Pharmchem Laboratories, Inc..........................       64,900           81,450
 *Phar-Mor, Inc........................................      243,300           12,165
 *Philadelphia Consolidated Holding Corp...............        6,100          211,335
 Phillips-Van Heusen Corp..............................      592,800        6,520,800
 *Photo Control Corp...................................        4,200            9,534
 *PhotoWorks, Inc......................................      208,100           26,013
 *Piccadilly Cafeterias, Inc...........................      187,700          375,400
 *Pico Holdings, Inc...................................      133,820        1,804,563
 *Pierre Foods, Inc....................................      133,100          176,358
 Pilgrim's Pride Corp..................................      165,600        1,626,192
 Pilgrims Pride Corp. Class B..........................      462,700        6,547,205
 *#Pillowtex Corp......................................      132,000           11,220
 Pinnacle Bancshares, Inc..............................       10,400           88,192
 *Pinnacle Entertainment, Inc..........................      269,200        1,876,324
 *Pinnacle Systems, Inc................................      162,120          898,145
 Pioneer Standard Electronics, Inc.....................      461,100        5,196,597
 Pitt-Des Moines, Inc..................................      123,200        3,942,400
 Pittston Brink's Group................................      256,822        5,293,101
 *Planar Systems, Inc..................................      132,800        2,552,416
 *PlanVista Corp.......................................      302,298        1,526,605
 *Play By Play Toys and Novelties, Inc.................       94,600            1,324
 PMR Corp..............................................      110,400          232,944
 Pocahontas Bancorp, Inc...............................       75,500          638,353
 *Point West Capital Corp..............................       14,300              751
 *Polycom, Inc.........................................       59,367        2,052,614
 *#Polymedica Industries, Inc..........................          740           17,024
 Polymer Group, Inc....................................      575,400          500,598
 Polyone Corp..........................................      250,400        2,516,520
 *Pomeroy Computer Resource, Inc.......................       38,900          587,390
 Pope & Talbot, Inc....................................      240,800        3,197,824
 Potlatch Corp.........................................      249,900        6,962,214

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Powell Industries, Inc...............................       16,500   $      339,158
 *PowerCerv Corp.......................................       20,666           16,016
 *PPT Vision, Inc......................................       89,000          125,045
 *Premier Financial Bancorp............................        1,100            9,433
 *Preserver Group, Inc.................................        5,600           30,240
 Presidential Life Corp................................      428,300        8,467,491
 *Previo, Inc..........................................       28,100           38,497
 *Price Communications Corp............................      322,187        5,912,131
 *Pricesmart, Inc......................................       36,850        1,098,130
 *Pride International, Inc.............................      400,100        5,121,280
 *Prime Hospitality Corp...............................      839,800        8,431,592
 *Prime Medical Services, Inc..........................      181,700          782,219
 *Primus Knowledge Solutions, Inc......................      152,200          110,345
 *Printronix, Inc......................................       94,200          868,995
 *Printware, Inc.......................................        4,800           11,640
 *Proassurance Corp....................................      443,924        6,570,075
 *Procurenet, Inc......................................       22,400                0
 *#Profit Recovery Group International, Inc............      110,000          840,950
 *Programmers Paradise, Inc............................       86,900          292,853
 Progress Financial Corp...............................       39,902          273,728
 Promistar Financial Corp..............................       39,925          940,234
 *Protection One, Inc..................................    1,169,100        2,805,840
 *Provant, Inc.........................................      275,900          169,679
 *Provell, Inc.........................................       67,200          105,840
 Providence & Worcester Railroad Co....................       19,300          136,065
 *Provident Financial Holdings, Inc....................       22,200          563,325
 *PSC, Inc.............................................        9,300            5,720
 *PSS World Medical, Inc...............................      662,600        6,152,241
 *PTEK Holdings, Inc...................................      702,300        2,370,263
 Pulaski Financial Corp................................       22,400          376,320
 Pulte Corp............................................      138,969        5,454,533
 *Pure Resources, Inc..................................       17,321          329,099
 *Pure World, Inc......................................      104,400           98,658
 Pyramid Breweries, Inc................................      101,900          230,804
 *Qad, Inc.............................................        5,500           15,043
 *QEP Co., Inc.........................................       29,000          113,245
 *QRS Corp.............................................       35,200          417,824
 Quaker Chemical Corp..................................       71,600        1,453,480
 *Quaker City Bancorp, Inc.............................       63,562        1,840,120
 *Quaker Fabric Corp...................................      276,100        1,967,213
 *Quality Dining, Inc..................................      226,200          480,675
 *Quality Systems, Inc.................................       62,000          923,800
 Quanex Corp...........................................      298,202        8,042,508
 *Quanta Services, Inc.................................       31,000          482,050
 *Questron Technology, Inc.............................          600              243
 *Quicklogic Corp......................................       12,100           47,856
 *Quigley Corp.........................................       22,100           33,261
 *Quipp, Inc...........................................        1,300           18,779
 Quixote Corp..........................................       22,700          533,110
 *R & B, Inc...........................................      129,000          641,775
 *Racing Champions Corp................................       83,100          852,191
 *#Radiance Medical Systems, Inc.......................      113,900          130,985
 *Rag Shops, Inc.......................................       55,755          132,418
 *Railamerica, Inc.....................................      311,565        4,042,556
 *#RailWorks Corp......................................      119,700           16,160
 *Rainbow Technologies, Inc............................       16,200           98,577
 *Ramsay Youth Services, Inc...........................       31,066          116,808
 *Range Resources Corp.................................      721,891        3,024,723
 *Rare Hospitality International, Inc..................      145,500        2,849,618
 Raven Industries, Inc.................................       26,100          564,413
 *Ravisent Technologies, Inc...........................       79,800          155,211
                                                            SHARES             VALUE+
                                                            ------             ------

 *Rawlings Sporting Goods, Inc.........................       11,300   $       30,736
 *Raytech Corp.........................................       30,300           59,085
 *Raytel Medical Corp..................................       53,333          273,332
 *RCM Technologies, Inc................................      238,900          996,213
 *RDO Equipment Co. Class A............................       97,500          284,700
 *Reading Entertainment, Inc...........................       75,736          135,946
 *Read-Rite Corp.......................................      307,500        2,058,713
 *Recoton Corp.........................................      187,332        2,498,072
 *Redback Networks, Inc................................       51,300          214,947
 *#Redhook Ale Brewery, Inc............................      131,700          212,037
 Redwood Empire Bancorp................................       41,550        1,072,821
 *Reebok International, Ltd............................       28,000          651,280
 *Refac................................................       56,785          147,641
 Regal Beloit Corp.....................................      166,500        3,646,350
 *Regeneron Pharmaceuticals, Inc.......................      194,800        5,389,142
 *Regent Communications, Inc...........................        5,500           34,485
 *Rehabilicare, Inc....................................       17,300           58,647
 *Reliability, Inc.....................................      105,600          288,816
 *Relm Wireless Corp...................................       59,254           69,031
 *Remec, Inc...........................................      110,000        1,233,650
 *RemedyTemp, Inc......................................        7,800           84,825
 *Remington Oil & Gas Corp.............................        7,400          121,286
 *Renaissance Worldwide, Inc...........................      684,500        1,324,508
 *Rentrak Corp.........................................       63,000          274,995
 *Rent-Way, Inc........................................      380,700        2,379,375
 *#Reptron Electronics, Inc............................       94,400          295,000
 *Republic Bankshares, Inc.............................      143,300        1,925,236
 *Republic First Bancorp, Inc..........................       53,230          277,861
 *Res-Care, Inc........................................       17,200          148,092
 *Resonate, Inc........................................      428,100        1,093,796
 *ResortQuest International, Inc.......................      288,000        1,457,280
 Resource America, Inc.................................      420,600        3,661,323
 Resource Bancshares Mortgage Group, Inc...............      352,735        3,590,842
 *Rex Stores Corp......................................      134,700        2,828,700
 *Rexhall Industries, Inc..............................       19,399          114,939
 *RF Monolithics, Inc..................................       13,400           30,284
 Richardson Electronics, Ltd...........................      112,700        1,349,583
 Riggs National Corp...................................      518,900        7,562,968
 *Rightchoice Managed Care, Inc........................       10,000          696,500
 *Rita Medical Systems, Inc............................       37,600          182,172
 *Riverside Group, Inc.................................        3,200              352
 Riverview Bancorp, Inc................................       62,400          758,160
 *Riviera Holdings Corp................................        5,500           20,075
 *Riviera Tool Co......................................       16,500           18,150
 RLI Corp..............................................      150,230        5,857,468
 *RMH Teleservices, Inc................................       52,500          914,025
 *Roadhouse Grill, Inc.................................      152,700           60,317
 Roadway Express, Inc..................................       25,900          773,374
 Roanoke Electric Steel Corp...........................      159,600        2,237,592
 Robbins & Myers, Inc..................................        3,700           87,875
 *#Robotic Vision Systems, Inc.........................      198,300          209,207
 *Rochester Medical Corp...............................       29,000          172,405
 *Rock of Ages Co......................................       90,900          458,136
 Rock-Tenn Co. Class A.................................      415,750        5,862,075
 *Rocky Shoes & Boots, Inc.............................       75,400          458,432
 *Rofin-Sinar Technologies, Inc........................       33,800          288,483
 *Rogue Wave Software, Inc.............................      118,800          385,506
 *Rottlund, Inc........................................       40,600          239,540
 Rouge Industries, Inc. Class A........................      271,100          268,389
 Rowe Furniture Corp...................................        6,800            8,840
 *Royal Precision, Inc.................................       14,150           21,933

                                      139
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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 RPC, Inc..............................................      142,100   $    2,181,235
 *RTI International Metals, Inc........................      357,850        3,202,758
 *RTW, Inc.............................................      187,700          494,590
 *Rural/Metro Corp.....................................      134,500           52,455
 *Rush Enterprises, Inc................................      110,600          764,799
 Russ Berrie & Co., Inc................................      196,300        5,800,665
 Russell Corp..........................................      327,200        4,269,960
 *Ryans Family Steak Houses, Inc.......................      664,800       13,262,760
 Ryder System, Inc.....................................      253,300        5,192,650
 Ryerson Tull, Inc.....................................      407,939        4,568,917
 Ryland Group, Inc.....................................      265,600       15,949,280
 *S&K Famous Brands, Inc...............................      106,100          938,985
 *S1 Corp..............................................       18,700          277,134
 *Safeguard Scientifics, Inc...........................      401,400        1,681,866
 *Safety Components International, Inc.................        1,155            8,374
 *#SAGA Systems, Inc. Escrow Shares....................      113,000                0
 *Sage, Inc............................................       65,300        2,084,376
 *#Salton/Maxim Housewares, Inc........................       48,900          824,454
 *San Filippo (John B.) & Son, Inc.....................       75,700          505,298
 *Sanders Morris Harris Group, Inc.....................       22,800           91,770
 Sanderson Farms, Inc..................................      227,400        3,627,030
 *Sands Regent Casino Hotel............................       15,492           38,962
 *Saucony, Inc. Class A................................       28,000          145,320
 *Saucony, Inc. Class B................................       51,100          263,421
 *SBA Communications Corp..............................      118,300        1,401,855
 *SBS Technologies, Inc................................        1,800           22,491
 *#ScanSoft, Inc.......................................       43,577          181,716
 *Scheid Vineyards, Inc................................       36,100          119,130
 *Scherer Healthcare, Inc..............................          900            2,930
 *Schieb (Earl), Inc...................................       75,600          129,276
 *Schlotzskys, Inc.....................................      169,400          979,979
 Schnitzer Steel Industries, Inc. Class A..............       88,000        1,137,840
 *Schuff Steel Co......................................      112,000          282,240
 *Schuler Homes, Inc...................................      365,800        6,642,928
 Schulman (A.), Inc....................................      438,700        5,714,068
 Schweitzer-Maudoit International, Inc.................      262,900        5,678,640
 Scope Industries, Inc.................................        8,100          441,450
 SCPIE Holdings, Inc...................................      147,900        2,965,395
 Seaboard Corp.........................................       28,440        7,764,120
 Seacoast Financial Services Corp......................      127,846        2,051,928
 *Seacor Smit, Inc.....................................      248,550        9,690,965
 *Secom General Corp...................................       11,500           18,918
 *SED International Holdings, Inc......................      129,700          105,057
 *SEEC, Inc............................................       92,100          136,769
 *Segue Software, Inc..................................       68,900          142,968
 *Seitel, Inc..........................................      353,500        4,150,090
 Selas Corp. of America................................       76,500          163,710
 *#Select Comfort Corp.................................       22,100           43,869
 *Selectica, Inc.......................................       45,500          178,815
 Selective Insurance Group, Inc........................      443,800       10,418,205
 *Seminis, Inc. Class A................................        2,000            2,340
 *Semitool, Inc........................................       97,500        1,111,988
 *SEMX Corp............................................      104,700          266,462
 *Seneca Foods Corp. Class B...........................       10,500          137,708
 *Sequa Corp. Class A..................................      100,100        4,664,660
 *Sequa Corp. Class B..................................       31,400        1,706,590
 *Sequenom, Inc........................................       38,400          338,688
 *#SeraCare Life Sciences, Inc.........................        2,680           11,591
 *Service Corp. International..........................    2,088,800       12,261,256
 *Servotronics, Inc....................................          400            2,060
 *#Sharper Image Corp..................................       91,700          785,411
                                                            SHARES             VALUE+
                                                            ------             ------

 *#Sheldahl, Inc.......................................      251,750   $      144,756
 *Shells Seafood Restaurants, Inc......................       42,100            8,631
 *Shiloh Industries, Inc...............................      159,000          313,230
 *Shoe Carnival, Inc...................................      227,300        2,798,063
 *Shoe Pavilion, Inc...................................        9,500            9,833
 *Sholodge, Inc........................................       76,800          336,000
 *Shopko Stores, Inc...................................      616,600        5,746,712
 *Sierra Health Services, Inc..........................      497,200        4,449,940
 Sierra Pacific Resources..............................        1,800           26,640
 *Sifco Industries, Inc................................       76,615          383,075
 *Sight Resource Corp..................................       96,800           17,424
 *Sigmatron International, Inc.........................       16,800           18,480
 *Signal Technology Corp...............................       70,800          304,794
 *SignalSoft Corp......................................      294,900          892,073
 *Signature Eyewear, Inc...............................       17,000            2,890
 *#Silicon Graphics, Inc...............................    1,722,000        3,685,080
 *Silver Stream Software, Inc..........................      197,700        1,215,855
 *Silverleaf Resorts, Inc..............................      243,300           15,815
 Simmons First National Corp. Class A..................       42,200        1,355,042
 *Simon Transportation Services, Inc...................       91,300          110,473
 *Simon Worldwide, Inc.................................      350,500           43,813
 *Simula, Inc..........................................       78,650          419,205
 *Sinclair Broadcast Group, Inc. Class A...............      418,300        3,315,028
 *#Sipex Corp..........................................      108,100        1,091,270
 *Sitel Corp...........................................      467,400          939,474
 Skyline Corp..........................................      119,000        3,617,600
 SLI, Inc..............................................      483,600        1,571,700
 *Smart & Final Food, Inc..............................      262,800        2,677,932
 *SmartDisk Corp.......................................      109,000          154,780
 Smith (A.O.) Corp.....................................      318,200        5,689,416
 Smith (A.O.) Corp. Convertible Class A................       76,550        1,374,073
 *Smithway Motor Express Corp. Class A.................       73,800          123,615
 *Software Spectrum, Inc...............................       63,000          929,250
 *Sola International, Inc..............................      479,600        8,642,392
 *Sonic Automotive, Inc................................      299,800        5,951,030
 *SONICblue, Inc.......................................      972,668        2,159,323
 *SOS Staffing Services, Inc...........................      233,200          246,026
 *#Source Information Management, Inc..................       42,900          160,661
 South Financial Group, Inc............................      302,751        4,903,052
 South Jersey Industries, Inc..........................      190,277        6,412,335
 *Southern Energy Homes, Inc...........................      168,100          312,666
 *Southwall Technologies, Inc..........................       87,400          509,979
 Southwest Gas Corp....................................        1,700           35,020
 *Southwestern Energy Co...............................      475,200        5,298,480
 *#Spacehab, Inc.......................................      128,700          134,492
 *Spacelabs Medical, Inc...............................      182,900        1,897,588
 Span-American Medical System, Inc.....................       25,900          144,393
 *Spanish Broadcasting System, Inc.....................      525,700        4,563,076
 *SPAR Group, Inc......................................        6,000           12,720
 Spartan Motors, Inc...................................      285,200        1,668,420
 *Sparton Corp.........................................      110,200          787,930
 *Special Metals Corp..................................       52,300          113,753
 *#Spectrasite Holdings, Inc...........................      565,400        1,715,989
 *#Spectrian Corp......................................       99,700          903,781
 *Spectrum Control, Inc................................      162,600          971,535
 *SpeedFam-IPEC, Inc...................................      529,347        1,709,791
 *Speizman Industries, Inc.............................       40,400           26,260
 *Spherion Corp........................................      607,400        5,436,230
 *Sphinx International, Inc............................      106,750           98,210

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Spiegel, Inc. Class A Non-Voting......................       27,100   $      122,899
 *Sport Chalet, Inc....................................       45,900          398,183
 *Sport Supply Group, Inc..............................      105,400          106,454
 *Sport-Haley, Inc.....................................       60,800          174,192
 *Sports Authority, Inc................................      610,400        3,418,240
 *Sports Club Co., Inc.................................      116,000          319,580
 *SportsLine USA, Inc..................................      125,400          364,287
 *Sportsman's Guide, Inc...............................       90,700          273,461
 *SPS Technologies, Inc................................       16,600          544,480
 *SRF/Surgical Express, Inc............................       35,700          536,928
 *SS&C Technologies, Inc...............................       62,100          479,412
 *SSE Telecom, Inc.....................................       81,400            1,628
 St. Francis Capital Corp..............................      107,400        2,429,925
 St. Mary Land & Exploration Co........................       23,400          446,472
 *Staar Surgical Co....................................      295,500        1,202,685
 Staff Leasing, Inc....................................       74,900          129,952
 *Stage II Apparel Corp................................       31,600           11,060
 Standard Commercial Corp..............................      243,080        4,764,368
 *Standard Management Corp.............................      134,600          817,695
 *Standard Microsystems Corp...........................      226,900        3,136,893
 Standard Motor Products, Inc. Class A.................      202,650        2,766,173
 Standard Pacific Corp.................................      659,300       13,977,160
 Standard Register Co..................................      290,400        5,111,040
 *Stanley Furniture, Inc...............................      118,400        3,006,176
 *Star Buffet, Inc.....................................        7,200           19,008
 *Star Multi Care Service, Inc.........................        6,344            3,775
 *#STAR Telecommunications, Inc........................      266,200            1,464
 *Starcraft Corp.......................................       25,000           82,500
 *StarMedia Network, Inc...............................        6,500            2,470
 Starrett (L.S.) Co. Class A...........................       58,400        1,132,960
 State Auto Financial Corp.............................      121,000        1,948,100
 State Financial Services Corp. Class A................      110,100        1,300,832
 Staten Island Bancorp, Inc............................      165,600        2,450,880
 *Steel Dynamics, Inc..................................       47,300          487,663
 Steel Technologies, Inc...............................      214,600        1,750,063
 *SteelCloud Co........................................        6,000            5,730
 *Steinway Musical Instruments, Inc....................       58,600          990,340
 Stepan Co.............................................      128,900        3,042,040
 Stephan Co............................................       51,500          159,650
 Sterling Bancorp......................................       75,770        2,220,825
 *Sterling Financial Corp..............................      158,364        2,363,595
 Stewart & Stevenson Services, Inc.....................      358,600        6,381,287
 *Stewart Enterprises, Inc.............................    2,464,600       15,342,135
 *Stewart Information Services Corp....................      204,200        4,143,218
 Stifel Financial Corp.................................       86,972          904,509
 *Stillwater Mining Co.................................       24,100          379,575
 *STM Wireless, Inc. Class A...........................       95,100          131,714
 *Stockwalk.com Group, Inc.............................       48,895            8,068
 *Stone & Webster, Inc.................................      205,200          238,032
 *Stoneridge, Inc......................................      425,800        2,784,732
 *#Stratasys, Inc......................................       35,000          234,500
 *Strategic Distribution, Inc..........................       67,478          527,003
 *Stratus Properties, Inc..............................       99,750          856,853
 Stride Rite Corp......................................      610,300        4,058,495
 *Strouds, Inc.........................................      144,100              793
 *Suburban Lodges of America, Inc......................      241,100        1,658,768
 *Successories, Inc....................................      141,800          104,223
 *Summa Industries, Inc................................        9,200           80,914
 *#Sunbeam Corp........................................       53,000            4,108
 *Sundance Homes, Inc..................................       40,500            2,126
                                                            SHARES             VALUE+
                                                            ------             ------

 *Sunland Entertainment Co., Inc.......................       52,400   $        4,847
 *SunLink Health Systems, Inc..........................       65,400          160,557
 *#Sunrise Assisted Living, Inc........................      199,500        5,486,250
 *Superior Consultant Holdings Corp....................        3,900           27,281
 Superior Surgical Manufacturing Co., Inc..............      141,700        1,317,810
 *#Superior Telecom, Inc...............................      306,400          346,232
 *Suprema Specialties, Inc.............................       50,500          707,758
 *Supreme Industries, Inc..............................       22,200           82,806
 Susquehanna Bancshares, Inc...........................      189,772        3,818,213
 *Swift Energy Corp....................................       70,800        1,294,932
 *Swift Transportation, Inc............................      273,220        5,523,142
 *Swiss Army Brands, Inc...............................       90,600          593,430
 *Switchboard, Inc.....................................          100              297
 *Sykes Enterprises, Inc...............................       36,500          381,608
 *Sylvan Learning Systems, Inc.........................      294,100        5,833,474
 *Sylvan, Inc..........................................      104,000        1,204,320
 *Symmetricom, Inc.....................................      317,400        2,231,322
 *Symphonix Devices, Inc...............................       11,300            3,447
 *Syms Corp............................................      242,600        1,322,170
 Synalloy Corp.........................................       92,850          356,544
 *Synaptic Pharmaceutical Corp.........................      101,400          590,148
 *Synbiotics Corp......................................      130,300           33,227
 *Syntellect, Inc......................................      204,300          355,482
 *Sypris Solutions, Inc................................       26,250          325,369
 *Systemax, Inc........................................      434,000        1,124,060
 *Tab Products Co......................................       70,600          307,110
 *Taitron Components, Inc..............................        6,500           11,570
 *Tandy Brand Accessories, Inc.........................       44,000          324,280
 *Tandy Crafts, Inc....................................      197,400            9,870
 *Tarrant Apparel Group................................       29,800          144,530
 Tasty Baking Co.......................................        3,800           68,552
 *TBA Entertainment Corp...............................      138,000          414,000
 *TBC Corp.............................................      435,300        5,199,659
 *#TCSI Corp...........................................      412,000          226,600
 *TEAM Mucho, Inc......................................        2,500            7,588
 *Team, Inc............................................       85,500          513,000
 *Technical Communications Corp........................        6,300            5,985
 Technology Research Corp..............................       65,400          131,454
 *Technology Solutions Corp............................       64,000          127,680
 Tecumseh Products Co. Class A.........................      115,400        5,390,334
 Tecumseh Products Co. Class B.........................       15,600          700,830
 *Tegal Corp...........................................      208,000          275,600
 *Telscape International, Inc..........................        1,200                4
 *Temtex Industries, Inc...............................       35,700           13,209
 *#Tenneco Automotive, Inc.............................      780,720        1,217,923
 *Terex Corp...........................................      219,000        4,038,360
 *Terra Industries, Inc................................    1,539,700        4,311,160
 *Tesoro Petroleum Corp................................      672,900        8,478,540
 *Tetra Technologies, Inc..............................      257,400        5,207,202
 Texas Industries, Inc.................................      307,362       10,680,830
 TF Financial Corp.....................................       32,100          674,742
 *TFC Enterprises, Inc.................................       21,900           29,565
 *The Beard Company....................................       22,500           19,463
 *TheStreet.com, Inc...................................      290,200          330,828
 Thomas & Betts Corp...................................      198,700        4,055,467
 *Thomas Group, Inc....................................       40,400           80,396
 Thomas Industries, Inc................................      138,650        3,688,090
 *Thomaston Mills, Inc.................................       34,800              174
 Thor Industries, Inc..................................        3,900          148,200
 *Thorn Apple Valley, Inc..............................       14,800              296
 Three Rivers Bancorp, Inc.............................       67,550          823,435

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Tier Technologies, Inc. Class B......................      121,000   $    2,084,225
 *TII Industries, Inc..................................      104,700           63,867
 Timberland Bancorp, Inc...............................       62,200          912,785
 Timken Co.............................................      429,400        6,088,892
 *Tipperary Corp.......................................      126,900          222,075
 *Titan Corp...........................................       13,857          361,966
 Titan International, Inc..............................      263,600        1,286,368
 *Titanium Metals Corp.................................      579,300        1,761,072
 *Todd Shipyards Corp..................................       71,550          608,175
 *Toddhunter International, Inc........................       76,000          651,700
 Toro Co...............................................       84,300        3,869,370
 *Total Entertainment Restaurant Corp..................       20,300           60,393
 *Tower Air, Inc.......................................      166,400            7,488
 *Tower Automotive, Inc................................      898,650        7,683,458
 *Toymax International, Inc............................       16,800           21,756
 *Track 'n Trail, Inc..................................       13,800               62
 *Tractor Supply Co....................................      107,200        3,153,824
 *Traffix, Inc.........................................       32,700          190,805
 *Trailer Bridge, Inc..................................      111,200          156,792
 *Trammell Crow Co.....................................       49,000          482,650
 *Trans World Entertainment Corp.......................       57,500          462,875
 *Transact Technologies, Inc...........................        9,300           42,920
 *Transmation, Inc.....................................       60,000           91,800
 *Transmedia Network, Inc..............................       36,700          128,083
 *Transmontaigne Oil Co................................      217,350        1,195,425
 *Transport Corp. of America...........................       18,500          113,590
 #Transport Lux Corp...................................        2,746           16,545
 *Transportation Components, Inc.......................      310,800            3,885
 *Transpro, Inc........................................       78,900          236,700
 *Transtechnology Corp.................................       97,300          992,460
 *Transworld Healthcare, Inc...........................      228,600          633,222
 *Travelocity.com, Inc.................................        1,400           29,981
 *TRC Companies, Inc...................................       57,450        2,585,825
 Tredegar Industries, Inc..............................        4,900           84,770
 Tremont Corp..........................................       70,633        2,013,041
 *Trend-Lines, Inc. Class A............................       70,900            1,560
 Trenwick Group, Ltd...................................      399,976        3,575,785
 *Trico Marine Services, Inc...........................      464,800        2,974,720
 *Trident Microsystems, Inc............................      194,700        1,114,658
 *Tridex Corp..........................................       56,800            4,544
 Trinity Industries, Inc...............................      296,700        7,910,022
 *TriPath Imaging, Inc.................................       56,487          365,753
 *Tripos, Inc..........................................       64,232        1,257,663
 *Triumph Group........................................      111,400        3,353,140
 *TRM Copy Centers Corp................................       98,200          147,300
 *#Trump Hotels & Casino Resorts, Inc..................      259,000          357,420
 *Tucows, Inc..........................................       64,100           30,768
 *Tumbleweed Communications Corp.......................       37,100          137,270
 *Turnstone Systems, Inc...............................      129,200          450,262
 *Tut Systems, Inc.....................................       28,000           36,400
 Twin Disc, Inc........................................       35,200          463,584
 *Twinlab Corp.........................................      384,300          465,003
 *Tyler Technologies, Inc..............................      265,300          894,061
 *U.S. Aggregates, Inc.................................      101,200            9,108
 *U.S. Concrete, Inc...................................          800            5,200
 *#U.S. Diagnostic, Inc................................       36,600              824
 *U.S. Home & Garden, Inc..............................       11,600            8,062
 U.S. Industries, Inc..................................    1,226,200        2,697,640
 *U.S. Vision, Inc.....................................       52,600          135,445
 UAL Corp..............................................       55,500          936,285
 *Ubics, Inc...........................................       55,700           29,800
 *#Ugly Duckling Corp..................................      227,300          587,571
                                                            SHARES             VALUE+
                                                            ------             ------

 *UICI.................................................      816,900   $   11,681,670
 UIL Holdings Corp.....................................        1,200           59,700
 *Ultimate Electronics, Inc............................       50,700        1,305,272
 *Ultrak, Inc..........................................      189,300          301,934
 *Ultralife Batteries, Inc.............................      146,000          645,320
 *Ultratech Stepper, Inc...............................      210,500        3,049,093
 UMB Financial Corp....................................       79,723        3,325,246
 *#Unapix Entertainment, Inc...........................       62,900              440
 Unico American Corp...................................       76,300          473,060
 *Unifab International, Inc............................       32,500           25,025
 *Unifi, Inc...........................................      803,900        5,185,155
 Unifirst Corp.........................................      160,800        3,212,784
 *Uni-Marts, Inc.......................................      103,200          288,960
 *Union Acceptance Corp. Class A.......................       75,900          387,849
 *Uniroyal Technology Corp.............................        9,800           43,071
 *Unit Corp............................................      314,400        3,838,824
 *United American Healthcare Corp.,....................       17,950           91,366
 *United Auto Group, Inc...............................      192,600        3,418,650
 United Community Financial Corp.......................      311,100        2,255,475
 United Fire Casualty Co...............................       35,450        1,055,169
 United Industrial Corp................................      227,900        3,942,670
 United National Bancorp...............................        2,632           62,260
 *United Natural Foods, Inc............................       95,500        2,158,778
 *United Retail Group, Inc.............................      236,700        1,733,828
 *United Road Services, Inc............................        5,380            1,641
 *United States Energy Corp............................       25,700          105,499
 *United Therapeutics Corp.............................       47,700          433,355
 *Universal Access Global Holdings, Inc................      143,800          562,258
 *Universal American Financial Corp....................       54,600          387,387
 Universal Corp........................................       98,100        3,594,384
 Universal Forest Products, Inc........................       37,700          669,929
 *Universal Stainless & Alloy Products, Inc............      118,900          839,434
 *Unova, Inc...........................................    1,211,900        5,853,477
 *Urologix, Inc........................................      103,000        1,638,215
 *URS Corp.............................................      157,966        3,727,998
 *Ursus Telecom Corp...................................        2,100               21
 *US Liquids, Inc......................................      182,250          965,925
 *US Oncology, Inc.....................................    1,766,274       11,286,491
 *US Xpress Enterprises, Inc. Class A..................      171,690        1,240,460
 *USA Truck, Inc.......................................       46,100          381,939
 Usec, Inc.............................................      937,400        7,339,842
 #USG Corp.............................................      131,600          673,792
 *V.I. Technologies, Inc...............................        7,200           54,540
 *Vail Resorts, Inc....................................      212,875        3,782,789
 *Valence Technology, Inc..............................       10,600           39,061
 *Valley National Gases, Inc...........................       13,800           93,840
 *Value City Department Stores, Inc....................      536,200        3,244,010
 *Valuevision International, Inc. Class A..............      161,400        2,571,909
 *Vans, Inc............................................      147,700        2,067,062
 *Vari L Co., Inc......................................       54,900           96,075
 *Variflex, Inc........................................       71,500          372,515
 *Varsity Brands, Inc..................................      125,700          198,606
 *Verdant Brands, Inc..................................        8,700               70
 *Verilink Corp........................................      158,300          166,215
 *#Veritas DGC, Inc....................................      167,700        2,658,045
 *Versar, Inc..........................................          400            1,560
 *#Verso Technologies, Inc.............................      168,935          205,256
 *Verticalbuyer Inc....................................        7,773               58
 Vesta Insurance Group, Inc............................      366,700        2,145,195
 *Vestcom International, Inc...........................      185,000          344,100

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *VIA NET.WORKS, Inc...................................       76,300   $       71,341
 *Viant Corp...........................................       22,800           29,754
 *Vicon Industries, Inc................................       71,500          215,930
 *Video Display Corp...................................       66,240          337,824
 *Viewpoint Corp.......................................       30,900          120,819
 Vintage Petroleum, Inc................................      256,300        3,172,994
 Virco Manufacturing Corp..............................      149,915        1,238,298
 *#Vision Twenty-One, Inc..............................       17,400              131
 *Visual Networks, Inc.................................       26,900           83,794
 Vital Signs, Inc......................................      143,400        4,188,714
 *#Vitech America, Inc.................................        1,400               29
 *Volt Information Sciences, Inc.......................      168,200        2,141,186
 *VTEL Corp............................................      369,300        1,322,094
 Vulcan International Corp.............................       12,200          463,600
 *Vysis, Inc...........................................        5,800          176,668
 W.P. Carey & Co. LLC..................................        1,000           22,750
 Wabash National Corp..................................      527,200        4,243,960
 *#Wackenhut Corp. Class A.............................       59,800        1,489,020
 *Wackenhut Corp. Class B Non-Voting...................       85,600        1,596,440
 *Walker Interactive Systems, Inc......................      162,700          133,414
 *Wall Street Deli, Inc................................       39,700            2,581
 Wallace Computer Services, Inc........................      720,700       12,331,177
 *#Warnaco Group, Inc..................................      291,900           21,163
 Warren Bancorp, Inc...................................       72,000          669,600
 *#Washington Group Intl., Inc.........................      517,600           19,928
 Washington Savings Bank FSB...........................       25,100          148,341
 *Waste Connections, Inc...............................      147,100        4,306,353
 *Waterlink, Inc.......................................      252,200           45,396
 Watsco, Inc. Class A..................................      336,900        4,329,165
 Watts Industries, Inc. Class A........................      310,300        4,114,578
 Wausau-Mosinee Paper Corp.............................      640,800        6,600,240
 Waypoint Financial Corp...............................      159,057        2,319,051
 *#Webb Interactive Services, Inc......................        6,100            3,721
 *Webco Industries, Inc................................       97,300          265,143
 Weider Nutrition International, Inc...................      166,500          258,075
 *Weirton Steel Corp...................................      697,600          254,624
 Wellco Enterprises, Inc...............................        4,600           64,860
 Wellman, Inc..........................................      716,200        9,797,616
 *#Wells-Gardner Electronics Corp......................       52,903          141,251
 Werner Enterprises, Inc...............................      671,337       16,075,164
 *West Marine, Inc.....................................      246,100        3,196,839
 West Pharmaceutical Services, Inc.....................      161,800        4,400,960
 *Westaff, Inc.........................................       23,700           49,059
 Westbank Corp.........................................        1,400           13,160
 *Westcoast Hospitality Corp...........................      303,100        1,909,530
 Westcorp, Inc.........................................      524,475        9,283,208
 *Westell Technologies, Inc............................      496,300        1,099,305
 Western Ohio Financial Corp...........................       21,700          417,183
 *#Western Power & Equipment Corp......................        4,191              733
 *Westport Resources Corp..............................       69,052        1,200,124
 *Wet Seal, Inc. Class A...............................       18,300          386,496
 Weyco Group, Inc......................................        2,400           61,500
 *WFS Financial, Inc...................................      222,800        5,258,080
                                                            SHARES             VALUE+
                                                            ------             ------

 Whitney Holdings Corp.................................       33,200   $    1,404,526
 *#WHX Corp............................................      372,500          555,025
 *Wickes Lumber Co.....................................       96,600          280,140
 *Wild Oats Markets, Inc...............................      223,900        2,123,692
 *Williams Clayton Energy, Inc.........................       69,600          962,568
 *Williams Industries, Inc.............................        3,400           18,088
 *Willis Lease Finance Corp............................      114,700          371,628
 *Wilshire Financial Sevices Group, Inc................        2,092            3,954
 *Wilshire Oil Co. of Texas............................      119,490          388,343
 *#Wink Communications, Inc............................       84,000          109,620
 Winnebago Industries, Inc.............................       68,100        2,294,970
 *#Wire One Technologies, Inc..........................       25,100          172,312
 *Wireless WebConnect!, Inc............................        4,500              304
 *Wiser Oil Co.........................................      170,575          832,406
 Wolohan Lumber Co.....................................       21,678          411,882
 *Wolverine Tube, Inc..................................      201,100        2,610,278
 Wolverine World Wide, Inc.............................       47,000          704,530
 Woodhead Industries, Inc..............................      130,700        2,129,757
 Woodward Governor Co..................................       37,900        1,956,588
 *Workflow Management, Inc.............................       65,600          199,424
 *Workgroup Technology Corp............................       22,900            6,756
 World Fuel Services Corp..............................      177,295        2,817,218
 *Worldwide Restaurant Concepts, Inc...................      263,100          315,720
 Worthington Industries, Inc...........................       46,900          694,120
 *Wyndham International, Inc...........................      362,800          214,052
 *Xetel Corp...........................................      131,400          101,835
 *Xicor, Inc...........................................        7,500           83,963
 Yardville National Bancorp............................       53,570          660,250
 *Yellow Corp..........................................      462,700       11,340,777
 *York Group, Inc......................................      135,800        1,491,763
 *Zany Brainy, Inc.....................................      164,605            2,222
 *Zap.com Corp.........................................        2,558              943
 *Zapata Corp..........................................       27,210          604,062
 Zenith National Insurance Corp........................      243,000        6,488,100
 Ziegler Co., Inc......................................        7,700          120,505
 *Zoltek Companies, Inc................................      183,100          547,469
 *#Zonagen, Inc........................................        5,900           26,875
 *Zones, Inc...........................................      174,200          155,909
 *Zoran Corp...........................................       24,400          845,094
 *Zymetx, Inc..........................................       16,400            9,430
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,991,476,324)................................                 2,989,361,450
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *CSF Holding, Inc. Litigation Rights..................       40,500                0
 *Imperial Sugar Co. Warrants 08/29/08.................        9,700                0
 *Safety Components International, Inc. Warrants
   04/10/03............................................        4,945              494
 *Tipperary Corp. Rights 11/30/01......................       81,819                0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           494
                                                                       --------------

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.75%, 05/15/05, valued at $64,629,400) to be
   repurchased at $63,683,612
   (Cost $63,673,000)++................................   $   63,673   $   63,673,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,055,149,324)++..............................                $3,053,034,944
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $3,055,304,591.

                See accompanying Notes to Financial Statements.

                           THE U.S. SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (99.0%)
 *@Track Communications, Inc...........................       4,460    $      6,021
 *1-800 CONTACTS, Inc..................................      20,200         291,183
 *1-800-FLOWERS.COM, Inc...............................       3,700          53,483
 21st Century Holding Co...............................       1,100           3,245
 *24/7 Media, Inc......................................      32,800           7,380
 *3-D Systems Corp.....................................      15,600         174,252
 *#3DO Co..............................................      48,400         112,046
 *3TEC Energy Corp.....................................      13,200         191,334
 *7-Eleven, Inc........................................      16,900         207,025
 *#8X8, Inc............................................      26,300          24,327
 *A Consulting Team, Inc...............................       6,600           2,673
 *#A. B. Watley Group, Inc.............................      13,000          36,400
 *A.C. Moore Arts & Crafts, Inc........................      10,300         294,631
 *A.D.A.M., Inc........................................       9,000          25,515
 *aaiPharma, Inc.......................................      19,600         399,056
 *#Aames Financial Corp................................         240              76
 *AAON, Inc............................................      13,200         277,068
 AAR Corp..............................................      43,000         350,450
 Aaron Rents, Inc. Class A.............................       4,900          70,315
 Aaron Rents, Inc. Class B.............................      14,400         227,520
 *#Aastrom Biosciences, Inc............................      25,000          27,375
 *Abaxis, Inc..........................................      21,000          93,450
 ABC Bancorp...........................................       8,310         109,692
 *ABC Rail Products Corp...............................      27,200           3,536
 Abington Bancorp, Inc.................................       3,900          59,865
 *#Abiomed, Inc........................................      26,400         501,072
 *Ablest, Inc..........................................       2,100           9,660
 ABM Industries, Inc...................................      31,600         954,320
 Abrams Industries, Inc................................         200             772
 *Abraxas Petroleum Corp...............................       4,200           5,418
 *Acacia Research Corp.................................      28,160         312,294
 *Acceptance Insurance Companies, Inc..................      18,800          98,324
 *Access Worldwide Communications, Inc.................      12,400          11,346
 *#Acclaim Entertainment, Inc..........................      69,800         380,759
 *Accredo Health, Inc..................................      28,700       1,060,465
 *Accrue Software, Inc.................................      29,500          11,357
 *Ace Cash Express, Inc................................      16,300         147,189
 *Ace Comm Corp........................................      14,700          17,787
 Aceto Corp............................................       6,000          56,220
 *Ackerley Group, Inc..................................      36,800         603,152
 *Acme Communications, Inc.............................      13,000          92,625
 *Acme United Corp.....................................       5,300          16,430
 *Acorn Products, Inc..................................       5,300           2,305
 *#ACT Manufacturing, Inc..............................      22,200          28,860
 *ACT Teleconferencing, Inc............................         500           4,975
 *Actel Corp...........................................      31,400         599,112
 *Acterna Corp.........................................     224,600         701,875
 *Action Performance Companies, Inc....................      29,400         972,258
 *Actionpoint, Inc.....................................       5,600           9,100
 *Active Power, Inc....................................      25,800         153,768
 *Activision, Inc......................................      61,050       1,519,229
 *#Actrade Financial Technologies, Ltd.................      13,400         373,860
 *Actuant Corp.........................................      11,540         321,966
 *Actuate Corp.........................................     171,200         815,768
 *ACTV, Inc............................................      76,000         123,880
 *Acxiom Corp..........................................      26,200         338,373
                                                            SHARES           VALUE+
                                                            ------           ------

 Adams Resources & Energy, Inc.........................       5,400    $     38,988
 *Adaptec, Inc.........................................      59,000         810,070
 *Adaptive Broadband Corp..............................       5,800             130
 *ADE Corp.............................................      21,600         216,540
 *#Adelphia Business Solutions, Inc....................      28,100          18,686
 *Adept Technology, Inc................................      18,800          75,764
 *Administaff, Inc.....................................      38,000       1,108,840
 *Adtran, Inc..........................................      39,600       1,032,966
 *Advance Auto Parts Inc...............................       5,592         239,621
 *Advance Lighting Technologies, Inc...................      35,400          62,127
 *Advanced Digital Information Corp....................      49,900         781,184
 *Advanced Energy Industries, Inc......................      33,500         793,782
 *Advanced Magnetics, Inc..............................       9,400          31,490
 Advanced Marketing Services, Inc......................      29,250         498,712
 *Advanced Materials Group, Inc........................         237              59
 *Advanced Neuromodulation Systems, Inc................      11,000         296,230
 *Advanced Nutraceuticals, Inc.........................         700             679
 *Advanced Photonix, Inc. Class A......................      16,900          11,323
 *Advanced Power Technology, Inc.......................       9,000          92,025
 *#Advanced Technical Products, Inc....................       3,800          69,844
 *Advanced Tissue Sciences, Inc........................      84,800         326,056
 Advanta Corp. Class A.................................      17,500         158,900
 Advanta Corp. Class B Non-Voting......................      27,500         221,100
 *Advo, Inc............................................      25,800         985,560
 *Aehr Test Systems....................................       8,200          31,775
 *AEP Industries, Inc..................................       9,700         218,298
 *AeroCentury Corp.....................................         300           1,455
 *Aeroflex, Inc........................................      71,650       1,161,805
 *Aerosonic Corp.......................................       5,600         110,880
 *Aerovox, Inc.........................................       6,500              75
 *Aether Systems, Inc..................................       9,300          69,424
 *Aetrium, Inc.........................................      15,400          20,559
 *Affiliated Managers Group, Inc.......................      13,600         922,760
 *Affinity Technology Group, Inc.......................      29,100           2,110
 *Affymetrix, Inc......................................       8,600         311,535
 *Aftermarket Technology Corp..........................      29,300         554,795
 *AG Services America, Inc.............................       8,200          84,460
 Agco Corp.............................................      89,853       1,253,449
 *Agile Software Corp..................................      45,500         600,372
 *Agility Capital, Inc.................................       5,900             531
 AGL Resources, Inc....................................      32,200         690,046
 *AHL Services, Inc....................................      21,100          42,305
 *AHT Corp.............................................      14,200              57
 *Air Methods Corp.....................................      12,500          65,312
 Airborne, Inc.........................................      47,900         643,297
 *Airgas, Inc..........................................      96,900       1,463,190
 *AirGate PCS, Inc.....................................       5,900         308,865
 *Airnet Communications Corp...........................      15,500          11,082
 *Airnet Systems, Inc..................................      14,500          89,900
 *Airtran Holdings, Inc................................     107,600         671,424
 AK Steel Holding Corp.................................      36,100         382,660
 *#Akamai Technologies, Inc............................      98,800         570,570
 *Akorn, Inc...........................................      30,400         118,560
 *Aksys, Ltd...........................................      25,900         185,055
 Alabama National Bancorporation.......................      14,100         442,387
 Alamo Group, Inc......................................       8,700         113,535
 *Alaris Medical, Inc..................................      69,400         235,960
 *Alaska Air Group, Inc................................      31,800         911,070

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Alaska Communications Systems Group, Inc.............      22,200    $    179,376
 *Albany International Corp. Class A...................      44,272         896,065
 *Albany Molecular Research, Inc.......................      37,300         862,189
 Albemarle Corp........................................      22,200         494,394
 *Alcide Corp..........................................       2,300          56,223
 *Aldila, Inc..........................................      13,900          15,359
 Alexander & Baldwin, Inc..............................      27,200         654,568
 *Alexion Pharmaceuticals, Inc.........................      23,400         496,899
 Alfa Corp.............................................      55,500       1,209,067
 Alico, Inc............................................       9,100         276,321
 *All American Semiconductor, Inc......................       5,100          17,263
 *Allcity Insurance Co.................................         200             188
 Allegheny Teledyne, Inc...............................       3,200          49,408
 *Allegiance Telecom, Inc..............................      16,200         129,681
 Allegiant Bancorp, Inc................................       4,700          59,220
 Allen Organ Co. Class B...............................         800          26,000
 *Allen Telecom, Inc...................................      41,900         370,815
 *Alliance Fiber Optic Products, Inc...................      15,400          28,875
 *Alliance Gaming Corp.................................      16,530         436,227
 *#Alliance Pharmaceutical Corp........................      12,740          38,666
 *Alliance Semiconductor Corp..........................      45,700         490,361
 *Allied Healthcare Products, Inc......................       6,700          23,617
 *Allied Holdings, Inc.................................      10,200          23,562
 *Allied Research Corp.................................       6,300          75,285
 *Allied Riser Communications..........................      34,400           4,988
 *Allou Health & Beauty Care, Inc. Class A.............       7,100          42,245
 *#Alloy Online, Inc...................................      26,200         433,610
 *Allsctipts Healthcare Solutions, Inc.................      36,100         114,798
 *Alltrista Corp.......................................       9,100         144,690
 *Almost Family, Inc...................................       1,600          22,752
 *Alpha Industries, Inc................................      33,200         796,966
 *Alpha Technologies Group, Inc........................      10,400          52,260
 *Alphanet Solutions, Inc..............................       6,900          12,799
 #Alpharma, Inc. Class A...............................      21,500         515,570
 *Alpine Group, Inc....................................      22,200          38,628
 *Alteon, Inc..........................................      16,200          63,990
 *#Alterra Healthcare Corp.............................      28,600           4,290
 *Altris Software, Inc.................................       2,402             961
 Ambanc Holding Co., Inc...............................       8,300         175,960
 Ambassadors, Inc......................................      11,700         221,715
 *AMC Entertainment, Inc...............................      29,100         410,019
 Amcast Industrial Corp................................      11,900          59,500
 Amcol International Corp..............................      37,700         217,529
 Amcore Financial, Inc.................................      38,000         854,050
 *#Amedisys, Inc.......................................       1,400           9,821
 *Amerco, Inc..........................................      30,500         549,152
 *America Services Group, Inc..........................       4,600          27,485
 *America West Holdings Corp. Class B..................     233,900         608,140
 *American Aircarriers Support, Inc....................       7,200               7
 *American Axle & Manufacturing Holdings, Inc..........       8,800         171,160
 American Bancorporation Ohio..........................       4,900         101,699
 American Bank of Connecticut..........................       4,900         156,800
 American Biltrite, Inc................................       4,500          56,250
 #American Business Financial Services, Inc............       5,830         115,580
 American Capital Strategies, Ltd......................      40,400       1,120,696
 *American Claims Evaluation, Inc......................       1,000           1,690
 *#American Classic Voyages Co.........................      35,900           1,077
                                                            SHARES           VALUE+
                                                            ------           ------

 *American Coin Merchandising, Inc.....................       7,800    $     62,634
 *American Dental Partners, Inc........................       7,800          55,458
 *American Ecology Corp................................      15,750          30,004
 American Greetings Corp. Class A......................      70,900         925,245
 *American Healthcorp, Inc.............................      18,450         611,525
 #American Home Mortgage Holdings, Inc.................       7,800         112,632
 *American Homestar Corp...............................      17,530              42
 *American Indemnity Financial Escrow..................         800             800
 *American Italian Pasta Co............................      28,600       1,061,060
 *American Locker Group, Inc...........................         300           3,210
 *American Management Systems, Inc.....................      37,900         581,575
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400               0
 *American Medical Security Group, Inc.................      19,500         198,900
 *American Medical Systems Holdings, Inc...............      47,900         819,569
 *American Medical Technologies, Inc...................       5,100           4,972
 *American Pacific Corp................................      10,800          77,598
 *American Physicians Services Group, Inc..............       2,200           7,161
 *American Retirement Corp.............................      25,000          46,500
 *American Science & Engineering, Inc..................       6,500         117,650
 American Shared Hospital Services.....................       5,600          17,416
 *American Skiing Co...................................      20,400          17,340
 *American Software, Inc. Class A......................      29,600          56,980
 American States Water Co..............................      15,900         564,291
 *American Superconductor Corp.........................      21,800         298,006
 *American Technical Ceramics Corp.....................      12,000         118,800
 American Vanguard Corp................................         207           3,519
 *American Wagering, Inc...............................      11,800           3,009
 *American West Bancorporation.........................       1,760          20,170
 American Woodmark Corp................................      10,400         460,668
 Americana Bancorp, Inc................................       2,712          34,225
 *Ameripath, Inc.......................................      34,700         999,533
 AmeriServe Financial, Inc.............................      23,200         104,748
 *Ameristar Casinos, Inc...............................      22,300         529,625
 *#Ameritrade Holding Corp.............................      42,900         255,469
 Ameron, Inc...........................................       5,100         338,385
 AmerUs Group Co.......................................      26,644         926,945
 *#Ames Department Stores, Inc.........................      47,500          12,587
 Ametek, Inc...........................................      55,800       1,609,830
 *Amistar Corp.........................................       1,600           1,880
 *AML Communications, Inc..............................       9,500           9,025
 Ampco-Pittsburgh Corp.................................      11,900         109,718
 *Ampex Corp. Class A..................................      63,600          12,084
 *Amrep Corp...........................................       8,300          44,405
 *Amresco, Inc.........................................      10,460             115
 *Amsurg Corp..........................................       6,789         180,248
 *Amtran, Inc..........................................      18,700         222,156
 *Amwest Insurance Group, Inc..........................       3,894             195
 *AMX Corp.............................................      14,400          37,008
 *#Amylin Pharmaceuticals, Inc.........................      77,800         702,534
 *Anacomp, Inc.........................................      21,200             954
 *Anadigics, Inc.......................................      37,100         624,764
 Analogic Corp.........................................      16,600         611,378
 Analysts International Corp...........................      37,700         138,924
 *Analytical Surveys, Inc..............................      12,300           5,781
 *Anaren Microwave, Inc................................      26,600         434,644

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Anchor Bancorp Wisconsin, Inc.........................      37,100    $    665,203
 *Anchor Gaming, Inc...................................      21,000       1,281,105
 Andersons, Inc........................................       8,200          79,540
 *#Andrea Electronics Corp.............................      20,600          14,214
 *#Angeion Corp........................................       4,300           2,773
 Angelica Corp.........................................      10,200         102,000
 *#Anicom, Inc.........................................      28,500               3
 *Anika Therapeutics, Inc..............................      12,700          12,192
 *Anixter International, Inc...........................      36,300       1,044,351
 *Ann Taylor Stores Corp...............................      37,800       1,030,806
 *Ansoft Corp..........................................      16,100         254,702
 *AnswerThink Consulting Group, Inc....................      50,700         313,833
 *Ansys, Inc...........................................      25,700         640,829
 *Anthony and Sylvan Pools Corp........................       3,115          22,398
 *Antigenics, Inc. Rights 07/06/02.....................       6,206         105,688
 *AP Pharma, Inc.......................................      33,000          78,870
 *APA Optics, Inc......................................      16,300          44,662
 *APAC Teleservices, Inc...............................      88,900         263,144
 *Aphton Corp..........................................      23,300         402,274
 Apogee Enterprises, Inc...............................      40,100         618,743
 Applebees International, Inc..........................      29,450         982,010
 *Applica, Inc.........................................      34,400         273,480
 *Applied Extrusion Technologies, Inc..................      18,900         143,262
 *Applied Films Corp...................................       8,800         254,364
 *Applied Graphics Technologies, Inc...................      13,040           4,564
 *Applied Imaging Corp.................................      17,900          51,910
 Applied Industrial Technologies, Inc..................      28,900         529,159
 *Applied Innovation, Inc..............................      25,000         188,625
 *Applied Microsystems Corp............................      10,400          11,180
 Applied Signal Technologies, Inc......................      13,400         118,389
 *#AppliedTheory Corp..................................       7,100           1,313
 *#Applix, Inc.........................................      19,200          35,904
 *Apria Healthcare Group, Inc..........................      43,300       1,041,798
 *Apropos Technology, Inc..............................      12,000          24,840
 Aptargroup, Inc.......................................      31,700       1,039,760
 *Aradigm Corp.........................................      28,700         197,312
 *Arch Capital Group, Ltd..............................      20,500         486,362
 Arch Chemicals, Inc...................................      31,500         686,700
 Arch Coal, Inc........................................      52,000       1,039,480
 Arctic Cat, Inc.......................................      25,100         418,291
 *#Ardent Communications, Inc..........................      23,000             805
 Area Bancshares Corp..................................      34,200         628,938
 *Arena Pharmaceuticals, Inc...........................      24,900         276,016
 Argonaut Group, Inc...................................      31,000         537,230
 *Argonaut Technologoes, Inc...........................      17,400          55,854
 *Argosy Gaming Corp...................................      44,800       1,469,440
 *Arguss Holdings, Inc.................................      20,000          59,600
 *#ARI Network Services, Inc...........................       8,000           2,200
 *Ariad Pharmaceuticals, Inc...........................      43,000         184,685
 *#Ariba, Inc..........................................      54,200         232,247
 *Ariel Corp...........................................      21,100             728
 *Ark Restaurants Corp.................................       2,700          17,280
 *Arkansas Best Corp...................................      31,600         773,094
 *Arlington Hospitality, Inc...........................       6,400          16,608
 *Armor Holdings, Inc..................................      34,400         794,640
 *#Armstrong Holdings, Inc.............................      35,700          87,822
 Arnold Industries, Inc................................      38,500         836,797
 *Arqule, Inc..........................................      24,400         313,174
 *Arrhythmia Research Technology, Inc..................       1,800           5,130
 *Arris Group, Inc.....................................      70,100         569,562
 Arrow Financial Corp..................................       9,975         297,055
 Arrow International, Inc..............................      31,100       1,179,467
                                                            SHARES           VALUE+
                                                            ------           ------

 *Art Technology Group, Inc............................      59,900    $    189,583
 *Artesyn Technologies, Inc............................      44,700         355,365
 *Arthrocare Corp......................................      27,000         442,530
 *#Artificial Life, Inc................................       1,200             702
 *Artisan Components, Inc..............................      23,000         298,310
 *Artisoft, Inc........................................      24,900          38,346
 *Arts Way Manufacturing Co., Inc......................         200             382
 Arvinmeritor, Inc.....................................      23,100         416,955
 *Asante Technologies, Inc.............................       7,200           2,628
 ASB Financial Corp....................................       1,000          10,740
 *Ascent Assurance, Inc................................         109              87
 *Ascential Software Corp..............................      30,900         128,080
 *Ashworth, Inc........................................      21,500         107,392
 *Ask Jeeves, Inc......................................       2,500           4,762
 *Aspect Communications Corp...........................      55,300         176,960
 *Aspect Medical Systems, Inc..........................       5,000          48,875
 *Aspen Technology, Inc................................      32,000         421,600
 *Aspeon, Inc..........................................       9,400           1,739
 Associated Materials, Inc.............................       6,900         220,627
 *Astea International, Inc.............................      18,500          16,095
 *Astec Industries, Inc................................      27,200         378,488
 Astro-Med, Inc........................................       4,500          17,280
 *Astronics Corp.......................................       6,200          82,832
 *Astronics Corp. Class B..............................       2,170          29,566
 *#AstroPower, Inc.....................................      17,100         624,321
 *ASV, Inc.............................................      13,100         146,392
 *Asyst Technologies, Inc..............................      37,500         419,062
 *#At Home Corp........................................      49,400           2,248
 *ATG, Inc.............................................      16,200           5,670
 *AtheroGenics, Inc....................................      17,600          76,824
 *Athey Products Corp..................................       2,940             603
 Atlanta Sosnoff Capital Corp..........................       7,700          77,000
 *Atlantic American Corp...............................      21,100          40,195
 *Atlantic Coast Airlines, Inc.........................      55,000       1,138,775
 *Atlantic Data Services, Inc..........................      18,700          31,696
 *Atlantic Premium Brands, Ltd.........................       2,000           2,400
 *Atlantis Plastics, Inc...............................       3,300           8,085
 *Atlas Air, Inc.......................................      32,300         502,911
 *ATMI, Inc............................................      36,400         822,822
 Atmos Energy Corp.....................................      58,700       1,150,520
 *ATP Oil & Gas Corp...................................      12,700          62,801
 *Atrion Corp..........................................       2,700          92,151
 *Atrix Labs, Inc......................................      22,700         566,592
 *ATS Medical, Inc.....................................      35,000         150,850
 *Atwood Oceanics, Inc.................................      22,100         709,410
 *Audiovox Corp. Class A...............................      45,800         332,050
 *August Technology Corp...............................      14,800         116,994
 *Ault, Inc............................................       7,100          27,796
 *#Aura Systems, Inc...................................       5,295           2,184
 *Aurora Foods, Inc....................................      85,900         450,975
 *Auspex Systems, Inc..................................      53,900          77,077
 *#Authentidate Holding Corp...........................      19,800          77,715
 *#autobytel.com, Inc..................................      24,100          33,619
 *Autoimmune, Inc......................................      19,200          22,848
 *Autologic Information International, Inc.............       2,300          16,238
 *Avalon Holding Corp. Class A.........................       1,550           4,185
 *Avanex Corp..........................................      61,000         441,945
 *Avanir Pharmaceuticals Class A.......................      47,600         161,364
 *Avant Corp...........................................      61,800         634,686
 *Avant Immunotherapeutics, Inc........................      72,200         277,609
 *Avatar Holdings, Inc.................................       9,100         214,714

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Avax Technologies, Inc...............................       1,400    $        945
 *Avi Biopharma, Inc...................................      27,700         263,704
 *Aviall, Inc..........................................      27,600         144,072
 *#Aviation Sales Co...................................      25,242          11,106
 *Avici System, Inc....................................       5,900          16,933
 *Avid Technology, Inc.................................      39,600         417,186
 *AVIDYN, Inc..........................................       3,500          11,690
 *Avigen, Inc..........................................      27,100         269,374
 *Aviron...............................................      34,700       1,284,767
 Avista Corp...........................................      57,500         692,875
 *Avocent Corp.........................................      38,600         919,259
 *#Avteam, Inc. Class A................................      12,800              45
 *Aware, Inc...........................................      27,200         137,088
 *AXS-One, Inc.........................................      34,700          11,451
 *Axsys Technologies, Inc..............................       6,400          56,864
 *AXT, Inc.............................................      26,800         358,718
 *Aztar Corp...........................................      62,500         990,625
 AZZ, Inc..............................................       7,200         151,776
 Badger Meter, Inc.....................................       3,300          70,950
 *Badger Paper Mills, Inc..............................       1,000           4,500
 Bairnco Corp..........................................       9,700          57,521
 *Baker (Michael) Corp.................................       7,900         107,440
 *Balanced Care Corp...................................       5,300           1,219
 Balchem Corp..........................................       5,000          98,750
 Baldor Electric Co....................................      47,233         969,221
 Baldwin & Lyons, Inc. Class B.........................      14,700         363,016
 *Baldwin Piano & Organ Co.............................       1,900               2
 *Baldwin Technology, Inc. Class A.....................      13,500          16,875
 *Ballantyne Omaha, Inc................................      17,200          10,320
 *Bally Total Fitness Holding Corp.....................      35,900         762,516
 *Baltek Corp..........................................       1,500          10,432
 Bancfirst Ohio Corp...................................      10,290         228,747
 *Bancinsurance Corp...................................       7,800          36,270
 Bancorp Connecticut, Inc..............................       6,700         126,965
 BancorpSouth, Inc.....................................      20,637         318,635
 Bandag, Inc...........................................      14,500         449,500
 Bandag, Inc. Class A..................................      12,300         329,640
 Bank of Granite Corp..................................      14,800         301,846
 Bank of The Ozarks....................................       3,800          93,575
 *Bank Plus Corp.......................................      27,700         197,085
 *Bank United Financial Corp. Class A..................      29,000         408,320
 BankAtlantic Bancorp, Inc. Class A....................      11,285          90,280
 Banknorth Group, Inc..................................      16,049         348,344
 *Bankrate, Inc........................................       7,000           5,075
 Banner Corp...........................................      17,160         275,246
 Banta Corp............................................      35,900       1,033,202
 Barnes Group, Inc.....................................      25,700         560,260
 *barnesandnoble.com, inc..............................      18,225          25,242
 Barnwell Industries, Inc..............................         400           8,140
 *Barr Laboratories, Inc...............................       6,123         447,285
 *Barra, Inc...........................................      25,300       1,182,142
 *Barrett Business Services, Inc.......................      10,000          38,500
 *Barrister Information Systems Corp...................      11,800           5,310
 *Barry (R.G.) Corp....................................      12,000          58,440
 *Base Ten Systems, Inc................................       1,720             172
 Bassett Furniture Industries, Inc.....................      16,600         241,530
 Bay State Bancorp, Inc................................       1,400          51,520
 *Bay View Capital Corp................................      59,300         432,297
 *Baycorp Holdings, Ltd................................      13,200         121,440
 *Bayou Steel Corp. Class A............................      13,500           6,075
 *BCT International, Inc...............................       2,700           2,862
 *Be Aerospace, Inc....................................      40,400         336,936
                                                            SHARES           VALUE+
                                                            ------           ------

 *Beacon Power Corp....................................         420    $        380
 *Beazer Homes USA, Inc................................      11,600         777,200
 *Bebe Stores, Inc.....................................      40,400         746,390
 *BEI Electronics, Inc.................................       7,600          50,540
 BEI Technologies, Inc.................................      22,400         410,144
 *Bel Fuse, Inc. Class A...............................       3,300          67,897
 Bel Fuse, Inc. Class B................................       5,250         119,831
 Belden, Inc...........................................      36,500         792,050
 *Bell Industries, Inc.................................      11,900          26,180
 *Bell Microproducts, Inc..............................      23,100         255,601
 *Benchmark Electronics, Inc...........................      24,800         474,176
 *Benihana, Inc........................................       1,000          11,950
 *Bentley Pharmaceuticals, Inc.........................      20,460         182,094
 *Benton Oil & Gas Co..................................      40,500          55,890
 Berkley (W.R.) Corp...................................      34,400       1,840,400
 Berry Petroleum Corp. Class A.........................      33,800         522,210
 *#Bethlehem Steel Corp................................     147,000          54,390
 *Beverly Enterprises..................................     140,100       1,274,910
 *#Beyond.com Corp.....................................       3,140           5,856
 BHA Group Holdings, Inc. Class A......................       8,400         123,900
 *Big 4 Ranch, Inc.....................................       3,200               0
 *Big City Radio, Inc..................................       6,400           7,360
 *Big Dog Holdings, Inc................................       1,500           4,582
 Big Lots, Inc.........................................      29,200         274,480
 *billserv.com, Inc....................................       2,200           2,838
 *BindView Development Corp............................      68,700          82,783
 *Bio Technology General Corp..........................      84,000         704,340
 *Bio Vascular, Inc....................................      12,600          97,398
 *Bioanalytical Systems, Inc...........................       4,900          43,218
 *Biocryst Pharmaceuticals, Inc........................      24,200          90,145
 *Bio-Logic Systems Corp...............................       5,200          29,406
 *#BioMarin Pharmaceutical, Inc........................      31,000         372,310
 *#Bionova Holdings Corp...............................       8,170           2,941
 *Bionx Implants, Inc..................................      13,900          56,642
 *Bio-Plexus, Inc......................................         270             184
 *Bio-Rad Laboratories, Inc. Class A...................      16,600       1,047,460
 *BioReliance Corp.....................................       7,500         203,587
 *Biosite Diagnostics, Inc.............................      23,100         381,034
 *Biosource International, Inc.........................      13,500         108,067
 *Biospecifics Technologies Corp.......................       5,800          10,324
 *BioTransplant, Inc...................................      18,700         142,868
 *Birmingham Steel Corp................................      40,900          11,043
 *Bitstream, Inc.......................................      12,800          65,984
 *Black Box Corp.......................................         600          31,584
 *Black Hawk Gaming & Development, Inc.................       3,600          35,964
 Black Hills Corp......................................      32,500         999,375
 Blair Corp............................................      12,000         225,000
 *Blonder Tongue Laboratories, Inc.....................       9,800          32,340
 *Blount International, Inc............................      24,000          86,640
 *#Blue Rhino Corp.....................................      15,400          78,155
 *Bluegreen Corp.......................................      31,965          65,848
 Blyth, Inc............................................      28,600         572,000
 BMC Industries, Inc...................................      43,800         124,830
 *BNS Co. Class A......................................       4,120           9,641
 Bob Evans Farms, Inc..................................      53,400       1,177,203
 *Boca Resorts, Inc....................................      58,900         710,923
 *Bogen Communications International, Inc..............      12,500          36,125
 *Bolder Technologies Corp.............................      20,400              14
 *Bolt Technology Corp.................................       7,000          31,500
 *Bombay Co., Inc......................................      47,200         120,360

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Bone Care International, Inc.........................      14,850    $    281,036
 *Bontex, Inc..........................................         200             320
 *Bon-Ton Stores, Inc..................................      15,600          45,240
 *Books-a-Million, Inc.................................      25,000          84,625
 Borg Warner Automotive, Inc...........................      16,300         749,800
 *Borland Software Corp................................      76,100       1,098,884
 *Boron, Lepore and Associates, Inc....................      18,900         253,165
 Boston Acoustics, Inc.................................       7,400          69,301
 *Boston Beer Company, Inc. Class A....................      21,200         292,560
 *Boston Biomedical, Inc...............................       8,200          24,272
 *Boston Communications Group, Inc.....................      26,800         268,268
 Boston Private Financial Holdings, Inc................      20,200         408,040
 Bostonfed Bancorp, Inc................................       6,900         159,390
 *Bottomline Technologies, Inc.........................      15,500         112,142
 *Boundless Corp.......................................       6,000           8,700
 Bowne & Co., Inc......................................      62,600         811,922
 *Boyd Gaming Corp.....................................     108,000         564,840
 *Boyds Collection, Ltd................................      98,900         715,047
 *#Bradlees, Inc.......................................       8,800              40
 *Bradley Pharmaceuticals, Inc. Class A................      10,000         168,500
 Brady (W.H.) Co. Class A..............................      27,000         862,650
 *Brass Eagle, Inc.....................................       9,300          42,501
 *Braun Consulting, Inc................................      23,600          98,058
 *#Breed Technologies, Inc.............................      36,800           1,730
 Bridgford Foods Corp..................................      14,100         176,250
 Briggs & Stratton Corp................................      14,800         571,576
 *Brigham Exploration Co...............................      22,900          56,563
 *Bright Horizons Family Solutions, Inc................       6,600         161,040
 *Brightpoint, Inc.....................................     111,200         357,508
 *#BrightStar Information Technology Group, Inc........      13,600             884
 *Brilliant Digital Entertainment, Inc.................      27,600           8,280
 *Brio Technology, Inc.................................      40,800          86,088
 *#Britesmile, Inc.....................................      38,100         157,924
 *Broadview Media, Inc.................................         200             145
 *#Broadvision, Inc....................................      44,300         133,121
 Brookline Bancorp, Inc................................      38,800         592,670
 *#Brooks Automation, Inc..............................      22,300         819,636
 *Brookstone, Inc......................................      12,500         139,062
 *Brooktrout Technology, Inc...........................      18,300         108,976
 *Brown (Tom), Inc.....................................      43,000       1,005,125
 Brown and Brown, Inc..................................      59,500       1,732,640
 Brown Shoe Company, Inc...............................      27,300         401,310
 Brush Wellman, Inc....................................      24,000         278,400
 Bryn Mawr Bank Corp...................................         800          22,720
 BSB Bancorp, Inc......................................      13,100         332,019
 *BTU International, Inc...............................      11,000          38,170
 *Buca, Inc............................................      16,200         234,495
 *Buckeye Technology, Inc..............................      50,000         487,000
 *Buckhead America Corp................................         900           1,215
 *Buckle, Inc..........................................      33,900         678,000
 *#Budget Group, Inc...................................      44,200          37,128
 *Building Materials Holding Corp......................      16,500         180,510
 *Bull Run Corp........................................      50,200          38,152
 Burlington Coat Factory Warehouse Corp................      64,680       1,080,156
 Bush Industries, Inc. Class A.........................      14,200         170,400
 *Butler International, Inc............................      12,300          24,907
 Butler Manufacturing Co...............................       7,600         199,652
 *BWAY Corp............................................      14,800         124,912
                                                            SHARES           VALUE+
                                                            ------           ------

 C & D Technologies, Inc...............................      23,600    $    486,160
 *Cable Design Techologies Corp........................      45,087         557,726
 Cabot Oil & Gas Corp. Class A.........................      44,800         989,632
 *Cache, Inc...........................................      13,600          45,764
 *CacheFlow, Inc.......................................      31,300          56,183
 *Caci International, Inc. Class A.....................      15,900       1,176,202
 *Cadiz, Inc...........................................      56,500         447,762
 Cadmus Communications Corp............................      11,700         114,660
 *Cagle's, Inc. Class A................................       2,000          13,600
 *Cal Dive International, Inc..........................      41,500         887,062
 Calgon Carbon Corp....................................      61,300         538,827
 *Caliber Learning Network, Inc........................      13,600              20
 *Calico Commerce, Inc.................................       5,121             717
 *California Amplifier, Inc............................      21,200         102,926
 *California Coastal Communities, Inc..................      10,600          46,640
 California First National Bancorp.....................      15,600         182,520
 *California Micro Devices Corp........................      16,800          73,500
 California Water Service Group........................      19,400         514,100
 Callaway Golf Co......................................      38,000         606,100
 *Callon Petroleum Co..................................      17,100         100,890
 *Calloways Nursery, Inc...............................       1,200           1,344
 Cal-Maine Foods, Inc..................................      12,400          46,190
 *Calton, Inc..........................................       7,180           3,949
 *CAM Commerce Solutions, Inc..........................       4,700          18,941
 Cambrex Corp..........................................      12,500         486,000
 *Cambridge Heart, Inc.................................      23,400          41,769
 Camco Financial Corp..................................       6,316          76,108
 *Caminus Corp.........................................      17,800         325,473
 *Candela Laser Corp...................................      22,700          88,076
 *Candies, Inc.........................................      17,200          40,248
 *Candlewood Hotel Co., Inc............................       1,500           2,767
 *Cannon Express, Inc. Class A.........................         900             841
 *Cannondale Corp......................................      12,000          24,780
 *Cantel Industries, Inc. Class B......................       7,960         166,563
 *Canterbury Information Technology, Inc...............      15,900          13,197
 *Capital Corp. of the West............................       4,305          64,037
 *Capital Crossing Bank................................       9,300         199,624
 *Capital Pacific Holdings, Inc........................      12,300          46,740
 *Capital Senior Living Corp...........................      27,600          55,752
 Capital Southwest Corp................................         300          18,996
 Capitol Bancorp, Ltd..................................       8,564         114,543
 Capitol Federal Financial.............................       1,300          26,195
 Capitol Transamerica Corp.............................      14,600         237,615
 *Caprius, Inc.........................................         548              30
 *Captaris, Inc........................................      46,300         136,816
 Caraustar Industries, Inc.............................      37,800         256,095
 *Carbide/Graphite Group, Inc..........................      11,300             113
 Carbo Ceramics, Inc...................................      20,500         683,675
 *#Cardiac Sciences, Inc...............................      21,900         104,134
 *#Cardima, Inc........................................      21,200          40,598
 *CardioDynamics International Corp....................      50,000         362,500
 *CardioGenesis Corp...................................      42,000          55,650
 *Cardiotech International, Inc........................       9,200          18,032
 *Carecentric, Inc.....................................       2,035           1,831
 *Career Blazers, Inc. Trust Units.....................         800               0
 *Career Education Corp................................      50,102       1,566,940
 *#CareerEngine Network, Inc...........................       7,000          11,200
 *#CareMatrix Corp.....................................         877              75
 Carlisle Companies, Inc...............................      11,500         385,940
 *Carlyle Industries, Inc..............................       2,458             614
 Carpenter Technology Corp.............................      34,100         876,711

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Carreker-Antinori, Inc...............................      29,700    $    197,356
 *Carriage Services, Inc. Class A......................      19,800          94,644
 *Carrier Access Corp..................................      32,100         100,633
 *Carrington Laboratories, Inc.........................      12,300          12,792
 *Carrizo Oil & Gas, Inc...............................      18,200          80,899
 *Cascade Corp.........................................      16,000         165,600
 Cascade Natural Gas Corp..............................      17,700         357,540
 *Casella Waste Systems, Inc. Class A..................      37,169         469,073
 Casey's General Stores, Inc...........................      74,300       1,034,999
 Cash America International, Inc.......................      37,200         340,380
 Castle (A.M.) & Co....................................      20,337         209,878
 *Castle Dental Centers, Inc...........................       5,500             550
 Castle Energy Corp....................................       7,300          43,216
 Casual Male Corp......................................      18,800           1,128
 Catalina Lighting, Inc................................       8,800           3,740
 *Catalyst International, Inc..........................      13,000          35,035
 *Catalytica Energy Systems, Inc.......................       8,091          35,964
 *Catapult Communications Corp.........................      14,800         360,750
 Cathay Bancorp, Inc...................................       7,400         446,886
 Cato Corp. Class A....................................      31,100         575,816
 *Cavalier Homes, Inc..................................      21,460          53,435
 CBRL Group, Inc.......................................      57,500       1,485,512
 *CCA Industries, Inc..................................       4,300           5,805
 CCBT Financial Companies, Inc.........................      11,100         271,839
 *CCC Information Services Group, Inc..................      36,600         201,117
 *C-COR Electronics, Inc...............................      37,800         364,203
 *CD Warehouse, Inc....................................       3,300           3,300
 *CD&L, Inc............................................       7,300           2,555
 *CDI Corp.............................................      32,900         577,066
 *Cec Entertainment Inc................................      10,800         401,760
 *Celadon Group, Inc...................................      12,500          70,000
 *Celebrity, Inc.......................................       1,300             604
 *Celera Genomics Group - Applera Corp.................       7,021         201,854
 *Celeritek, Inc.......................................      18,700         242,913
 *Cell Genesys, Inc....................................      39,352         899,390
 *#Cell Pathways, Inc..................................       4,829          25,570
 *Cell Therapeutics, Inc...............................      40,400       1,110,192
 *Cellegy Pharmaceuticals, Inc.........................      17,900         134,071
 *#Cellstar Corp.......................................      80,400          71,556
 *Cellular Technical Services..........................       3,100           7,936
 *Cel-Sci Corp.........................................      19,900          20,099
 Centennial Bancorp....................................      34,506         247,235
 *Centennial Cellular Corp.............................         300           2,805
 *#CenterSpan Communication Corp.......................       8,800          87,472
 Centex Construction Products, Inc.....................      27,100         806,225
 *Centillium Communications, Inc.......................      12,100         121,665
 Central Bancorp, Inc..................................       2,400          59,760
 *Central Garden & Pet Co..............................      30,500         253,302
 Central Parking Corp..................................      45,600         800,280
 Central Vermont Public Service Corp...................      18,300         310,917
 Century Aluminum Co...................................      28,500         356,392
 Century Bancorp Income Class A........................       1,000          20,550
 *Century Business Services, Inc.......................      99,500         168,155
 *#Cepheid, Inc........................................      13,300          54,663
 *Ceradyne, Inc........................................      13,200         143,550
 Cerberonics, Inc. Class A.............................         200             460
 *Ceres Group, Inc.....................................      16,000          51,440
 *Cerus Corp...........................................      18,900         803,344
 CFS Bancorp, Inc......................................      19,000         260,395
 *CGI Group, Inc.......................................      64,580         483,704
 CH Energy Group, Inc..................................      24,500       1,029,000
                                                            SHARES           VALUE+
                                                            ------           ------

 *Chad Therapeutics....................................      10,000    $     30,000
 *Champion Enterprises, Inc............................      83,300       1,005,431
 Champion Industries, Inc..............................      13,174          38,863
 *Championship Auto Racing Teams, Inc..................      21,200         308,460
 *Champps Entertainment, Inc...........................      18,000         173,430
 *Channell Commercial Corp.............................       6,600          21,912
 *Charles and Colvard, Ltd.............................      11,000          12,870
 *Charles River Associates, Inc........................      12,200         238,632
 *Charlotte Russe Holding, Inc.........................       2,800          49,854
 *Charming Shoppes, Inc................................     143,900         718,780
 *Chart House Enterprises, Inc.........................      15,000          10,650
 *Chart Industries, Inc................................      33,625          73,975
 Chase Corp............................................       4,100          47,765
 *Chase Industries, Inc................................      11,800         107,970
 *Chattem, Inc.........................................      14,200         210,160
 *Chaus (Bernard), Inc.................................      11,100           4,995
 *Check Technology Corp................................       8,000          37,800
 *Checkers Drive-In Restaurant, Inc....................      12,234          70,957
 *Checkpoint System, Inc...............................      42,300         447,111
 *Cheesecake Factory, Inc..............................      28,462         880,757
 Chemed Corp...........................................      13,500         418,500
 Chemfirst, Inc........................................      24,500         576,730
 Chemical Financial Corp...............................      25,939         741,077
 *Cherokee, Inc........................................      11,900         126,913
 Chesapeake Corp.......................................      26,500         762,670
 *Chesapeake Energy Corp...............................     142,870         914,368
 Chesapeake Utilities Corp.............................       8,200         154,980
 Chester Valley Bancorp................................         522           7,465
 Chicago Rivet & Machine Co............................         200           4,440
 *#Chicos Fas, Inc.....................................      37,350       1,184,368
 *Children's Comprehensive Services, Inc...............      10,050          47,536
 *#Children's Place Retail Stores, Inc.................      43,000       1,506,075
 *Childtime Learning Centers, Inc......................       6,500          47,612
 *#ChipPAC, Inc........................................      38,500         269,307
 *#Chiquita Brands International, Inc..................      89,585          66,293
 Chittenden Corp.......................................      33,573         867,526
 *Choice Hotels International, Inc.....................      36,300         666,105
 *Cholestech Corp......................................      19,200         508,704
 *Chordiant Software, Inc..............................       1,100           4,691
 *Christopher & Banks Corp.............................      24,450         930,811
 *ChromaVision Medical Systems, Inc....................      30,800         125,510
 *Chromcraft Revington, Inc............................      12,600         124,110
 *Chronimed, Inc.......................................      19,400         113,975
 Church & Dwight Co., Inc..............................      47,500       1,249,250
 Churchill Downs, Inc..................................      15,800         450,774
 *#Chyron Corp.........................................      48,600          12,150
 *Ciber, Inc...........................................      76,412         585,316
 CICOR International, Inc..............................      15,350         264,941
 *CIDCO, Inc...........................................      23,100           7,969
 *Cima Laboratories, Inc...............................      17,700         613,393
 *Ciprico, Inc.........................................       6,400          33,440
 *Circuit City Stores, Inc. (Carmax Group).............      41,100         819,945
 *Circuit Systems, Inc.................................       2,600              16
 *Cirrus Logic, Inc....................................      88,600       1,179,709
 *Citadel Holding Corp. Class A........................       4,240           6,360
 *Citation Holding Corp. Class B.......................       1,060           1,696
 Citizens Banking Corp.................................      16,200         519,696
 *Citizens, Inc. Class A...............................      31,236         338,598
 *City Holding Co......................................      23,686         275,587

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Civic Bancorp........................................       6,300    $    123,133
 *CKE Restaurants, Inc.................................      55,500         470,640
 Claire's Stores, Inc..................................      76,600       1,095,380
 Clarcor, Inc..........................................      39,300       1,055,598
 *Clare, Inc...........................................      14,700          32,634
 *Clarent Corp.........................................      22,006         117,622
 *Clark (Dick) Productions, Inc........................       3,880          35,626
 *Clark/Bardes Holdings, Inc...........................      11,300         247,526
 *Clarus Corp..........................................      19,900          78,704
 *Classic Communications, Inc. Class A.................      13,400           1,809
 *Classic Vacation Group, Inc..........................      16,300           1,956
 *Clean Harbors, Inc...................................      13,700          45,621
 Cleco Corp............................................      38,400         769,536
 Cleveland Cliffs, Inc.................................      16,800         284,088
 *#click2learn.com, Inc................................      23,200          59,044
 *ClickAction, Inc.....................................      14,300          10,439
 *Closure Medical Corp.................................      21,500         473,537
 *#CMG Information Services, Inc.......................      11,800          24,603
 CNA Surety Corp.......................................      52,000         767,520
 *Cnbt Bancshares, Inc., Escrow Share..................       6,400           1,280
 *CNET Networks, Inc...................................      33,100         247,753
 CNF Transportation, Inc...............................       6,000         152,580
 *CNS, Inc.............................................      23,100         127,165
 Coachmen Industries, Inc..............................      22,500         228,375
 *Coast Dental Services, Inc...........................       2,766           7,371
 *Coast Distribution System............................       4,000           1,900
 Coastal Bancorp, Inc..................................       8,200         237,718
 Coastcast Corp........................................      12,300          71,340
 Cobalt Corp...........................................      25,400         168,402
 CoBiz, Inc............................................       8,550         115,852
 *Cobra Electronic Corp................................       6,100          40,199
 Coca-Cola Bottling Co. Consolidated...................       9,000         333,000
 *#Coeur d'Alene Mines Corp............................      37,600          27,448
 *Cognex Corp..........................................      39,100         875,644
 *Cognitronics Corp....................................       4,250          19,337
 *Cognizant Technology Solutions Corp..................       8,600         275,415
 *Coherent, Inc........................................      31,600         966,170
 *Cohesion Technologies, Inc...........................      11,500          39,157
 Cohu, Inc.............................................      32,400         616,734
 *Coinstar, Inc........................................      26,100         623,137
 *Cold Metal Products, Inc.............................       3,500           1,225
 *Coldwater Creek, Inc.................................      16,600         422,138
 *Cole (Kenneth) Productions, Inc. Class A.............      14,450         192,185
 *Cole National Corp. Class A..........................      21,700         325,500
 *Collagenex Pharmaceuticals, Inc......................      12,200          99,003
 *#Collateral Therapeutics, Inc........................      17,300         123,954
 *Collins & Aikman Corp................................      80,200         637,590
 Collins Industries, Inc...............................      11,200          38,472
 *Colorado Medtech, Inc................................      19,600          64,974
 *Columbia Banking System, Inc.........................      20,594         284,094
 *Columbia Laboratories, Inc...........................      41,800         123,310
 *Columbia Sportswear Co...............................      45,450       1,452,809
 Columbus McKinnon Corp................................      20,800         157,976
 *Com21, Inc...........................................      26,300          23,801
 *Comarco, Inc.........................................       6,600          84,612
 *Comdial Corp.........................................      15,200           6,460
 *Comdicso, Inc........................................      16,900           6,253
 *Comforce Corp........................................      13,877          18,456
 *Comfort Systems USA, Inc.............................      56,200         191,080
 Commerce Group, Inc...................................      15,500         583,575
                                                            SHARES           VALUE+
                                                            ------           ------

 *Commerce One, Inc....................................     122,000    $    383,080
 Commercial Bancshares, Inc............................       2,586          62,387
 Commercial Federal Corp...............................      19,700         501,168
 Commercial Metals Co..................................      21,800         719,400
 #Commercial National Financial Corp...................       3,200          58,800
 Commonwealth Bancorp, Inc.............................      14,500         319,072
 Commonwealth Industries, Inc..........................      21,600         115,668
 *Commscope, Inc.......................................      46,300         913,036
 Communications Systems, Inc...........................      14,100          99,334
 Community Bank System, Inc............................       9,200         234,600
 #Community Bankshares, Inc............................         210           2,553
 *Community Financial Corp.............................       2,200          33,132
 Community Financial Group, Inc........................       2,300          35,006
 Community First Bankshares, Inc.......................      45,100       1,106,754
 Community First Brokerage Co..........................       2,700          90,396
 Community Savings Bankshares, Inc.....................      11,073         207,397
 Community Trust Bancorp, Inc..........................      16,948         393,194
 *Community West Bancshares............................       5,500          33,550
 *Competitive Technologies, Inc........................       8,800          30,360
 *Compucom Systems, Inc................................      62,200         127,199
 *#CompuCredit Corp....................................      27,600         233,358
 *Computer Access Technology Corp......................      26,200          89,997
 *Computer Horizons Corp...............................      57,600         177,696
 *#Computer Learning Centers, Inc......................      20,358              46
 *#Computer Motion, Inc................................      15,100          61,834
 *Computer Network Technology Corp.....................      37,800         707,805
 *Computer Task Group, Inc.............................      33,400         101,536
 *Computrac, Inc.......................................       6,200           2,542
 CompX International, Inc..............................       7,900          78,605
 *Comshare, Inc........................................      15,400          47,663
 *Comstock Resources, Inc..............................      39,100         258,451
 *#Comtech Telecommunications Corp.....................      11,600         140,418
 *#Concepts Direct, Inc................................         700           1,956
 *Conceptus, Inc.......................................      16,400         310,944
 *Concero, Inc.........................................      16,500           8,167
 *Concord Camera Corp..................................      38,700         181,890
 *Concord Communications, Inc..........................      24,900         447,328
 *Concurrent Computer Corp.............................      73,000       1,076,020
 *Conductus, Inc.......................................       4,900          11,392
 *Cone Mills Corp......................................      39,900          72,618
 *Congoleum Corp. Class A..............................       5,500          10,285
 *Conmed Corp..........................................      37,912         681,279
 Connecticut Water Services, Inc.......................       9,300         262,306
 *Connitics Corp.......................................      38,300         405,980
 *Conrad Industries, Inc...............................       8,300          42,952
 *Consolidated Freightways Corp........................      34,300         137,371
 *Consolidated Graphics, Inc...........................      18,700         339,592
 Consolidated Tokoma Land Co...........................       6,400         127,232
 *#Continental Airlines, Inc...........................       1,500          34,470
 *Continental Materials Corp...........................         200           3,920
 *Convera Corp.........................................      27,100          79,945
 *Convergent Communications, Inc.......................       2,100              12
 *#Cooker Restaurant Corp..............................       6,600           2,442
 Cooper Companies, Inc.................................      20,900         921,690
 Cooper Tire & Rubber Co...............................      53,000         785,460
 Cooperative Bankshares, Inc...........................       1,400          15,785
 *CoorsTek, Inc........................................       6,900         203,170
 *Copart, Inc..........................................      20,200         692,557
 *Copper Mountain Networks, Inc........................      51,800          85,729
 *#Copytele, Inc.......................................      53,600          34,572
 *Cor Therapeutics, Inc................................       8,600         180,643
 *Core Materials Corp..................................       7,700           7,700

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Corel Corp...........................................       3,121    $      7,771
 *Corel Corp. Escrow Shares............................      14,700          14,994
 *Corillian Corp.......................................      12,000          31,560
 *Corinthian Colleges, Inc.............................       2,000          69,370
 *Corixa Corp..........................................      56,482         850,619
 Corn Products International, Inc......................      30,100         979,755
 *Cornell Corrections, Inc.............................      14,800         237,540
 *Corporate Executive Board Co.........................      23,800         791,945
 *Correctional Services Corp...........................      14,812          30,513
 *Corrections Corporation of America...................       3,000          47,400
 *Corrpro Companies, Inc...............................       7,875          16,301
 Corus Bankshares, Inc.................................      20,900         875,814
 *Corvas International, Inc............................      32,900         217,469
 *Corvel Corp..........................................      15,600         502,710
 *Cost Plus, Inc.......................................      33,875         696,639
 *CoStar Group, Inc....................................      24,600         476,625
 *Cost-U-Less, Inc.....................................       3,000           4,080
 Cotton States Life Insurance Co.......................       6,330          59,787
 Courier Corp..........................................       2,850          85,343
 *Covance, Inc.........................................      76,700       1,534,000
 *Covansys Corp........................................      41,600         388,128
 *Covanta Energy Corp..................................      66,300         712,725
 *Covenant Transport, Inc. Class A.....................      15,500         206,150
 *Coventry Health Care, Inc............................      68,200       1,430,836
 Covest Bancshares, Inc................................       2,425          44,450
 *Covista Communications, Inc..........................       3,000          26,760
 CPAC, Inc.............................................       6,120          37,179
 CPB, Inc..............................................      12,000         367,380
 *#C-Phone Corp........................................      11,700             275
 *CPI Aerostructures, Inc..............................          66             102
 CPI Corp..............................................      10,500         179,550
 Craftmade International, Inc..........................       9,900         114,444
 *Craig (Jenny), Inc...................................      18,600          56,730
 *Craig Corp...........................................       2,700           5,130
 Crawford & Co. Class A................................      22,300         198,024
 Crawford & Co. Class B................................      37,700         460,317
 *#Cray, Inc...........................................      53,500         109,140
 *Credence Systems Corp................................      59,070         979,676
 *Credit Acceptance Corp...............................      57,400         515,452
 *Crescent Operating, Inc..............................       9,100             637
 *Crestline Capital Corp...............................      10,200         299,880
 *#Critical Path, Inc..................................      15,800          37,841
 *Criticare Systems, Inc...............................       7,500          32,550
 Crompton Corp.........................................      75,800         606,400
 *Cross (A.T.) Co. Class A.............................      22,100         117,130
 *Cross Media Marketing Corp...........................       1,077           9,779
 Crossman Communities, Inc.............................      15,300         424,269
 *Crosswalk.com, Inc...................................       9,600           6,192
 *CrossWorlds Software, Inc............................       5,000          22,850
 *Crown Cork & Seal Co., Inc...........................      67,300          67,973
 *Crown Crafts, Inc....................................      11,100           4,440
 *Crown Group, Inc.....................................       6,500          31,687
 *Crown-Andersen, Inc..................................       1,000           5,900
 *Crusader Holdings Corp...............................           3             150
 *Cryolife, Inc........................................      27,200         832,320
 *CSK Auto Corp........................................      52,000         438,880
 *CSP, Inc.............................................       4,600          16,399
 *CSS Industries, Inc..................................      11,600         328,164
 CT Communications, Inc................................      18,200         303,485
 *CTB International Corp...............................      11,800         118,531
 *CTC Communications Group, Inc........................      42,050         251,249
 CTS Corp..............................................      39,300         589,500
                                                            SHARES           VALUE+
                                                            ------           ------

 Cubic Corp............................................      12,700    $    482,473
 *Cubist Pharmaceuticals, Inc..........................      33,800       1,209,533
 Culp, Inc.............................................      12,800          48,000
 *Cumulus Media, Inc. Class A..........................      31,100         387,350
 *CUNO, Inc............................................      26,100         808,708
 *CuraGen Corp.........................................      37,300         885,688
 *Curative Health Services, Inc........................      13,000         187,850
 *Curis, Inc...........................................      16,050          88,676
 Curtiss-Wright Corp...................................      13,000         551,200
 *Cutter & Buck, Inc...................................      14,550          62,929
 *CV Therapeutics, Inc.................................      23,400       1,290,393
 CVB Financial Corp....................................      38,490         879,496
 *CVF Technologies Corp................................      11,100           2,664
 *Cyanotech Corp.......................................      17,000          10,880
 *#Cyber-Care, Inc.....................................      59,800          56,511
 *#Cybercash, Inc......................................      27,400           6,644
 *Cyberonics, Inc......................................      29,700         727,056
 *Cyberoptics Corp.....................................       9,900         105,484
 *Cybersource Corp.....................................      52,000         100,620
 *Cybex International, Inc.............................       8,700          11,440
 *Cygnus, Inc..........................................      42,000         229,530
 *Cylink Corp..........................................      42,600         132,273
 *Cymer, Inc...........................................      32,500         765,050
 *#Cypress Communications, Inc.........................       8,700          12,919
 *Cysive, Inc..........................................      31,000          73,935
 *Cytec Industries, Inc................................      16,500         422,235
 *Cytogen Corp.........................................      95,200         316,540
 *Cytrx Corp...........................................       7,400           4,662
 D & K Healthcare Resources, Inc.......................       8,500         393,507
 *D A Consulting Group, Inc............................       6,700           2,077
 *Daily Journal Corp...................................         200           5,575
 *Dairy Mart Convenience Stores, Inc...................       4,800              48
 *Daisytek International Corp..........................      27,700         349,435
 *Daktronics, Inc......................................      23,000         186,760
 *Dal-Tile International, Inc..........................      78,600       1,689,900
 *Dan River, Inc. Class A..............................      29,700          16,929
 *Danielson Holding Corp...............................      27,700         102,213
 *Daou Systems, Inc....................................      23,000          26,335
 *Data I/O Corp........................................      11,300          18,927
 *#Data Race, Inc......................................      36,700           1,358
 *#Data Return Corp....................................       5,100           5,125
 *Data Systems & Software, Inc.........................      12,000          66,180
 *Datakey, Inc.........................................       1,000           4,735
 *Datalink Corp........................................      12,300          76,075
 *Datamarine International, Inc........................         200              53
 *Dataram Corp.........................................      11,100          88,689
 Datascope Corp........................................      21,700         816,137
 *Datastream Systems, Inc..............................      32,100         131,128
 *Datatec Systems, Inc.................................      19,500          13,747
 *DataTRAK International, Inc..........................       5,600          20,020
 *Datawatch Corp.......................................       2,066           3,347
 *Datum, Inc...........................................       9,500         121,837
 *Dave and Busters, Inc................................      18,100         111,496
 *DaVita, Inc..........................................      37,900         858,435
 *Davox Corp...........................................      21,400         193,563
 *Daw Technologies, Inc................................       3,575           4,361
 *Dawson Geophysical Co................................       5,400          42,498
 *Daxor Corp...........................................       6,100         102,785
 Deb Shops, Inc........................................      17,900         438,639
 *Deckers Outdoor Corp.................................      11,800          44,840
 *Decora Industries, Inc...............................       5,500             165
 Decorator Industries, Inc.............................       2,762          10,910

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Del Global Technologies Corp.........................       8,500    $     17,425
 *Del Laboratories, Inc................................      18,123         271,845
 *Del Monte Foods Co...................................      75,600         638,820
 *dELiA*s Corp. Class A................................      32,645         215,620
 Delphi Financial Group, Inc. Class A..................      20,900         694,925
 Delta and Pine Land Co................................      46,200         980,364
 *Delta Apparel, Inc...................................       2,620          53,710
 *#Delta Financial Corp................................      19,600          20,580
 Delta Natural Gas Co., Inc............................       3,100          62,232
 *Delta Woodside Industries, Inc.......................      26,200          23,056
 *Deltek Systems, Inc..................................      23,600         105,492
 Deltic Timber Corp....................................      19,700         519,883
 *Denali, Inc..........................................       4,300             365
 *Denbury Resources, Inc...............................      43,900         284,472
 *Dendreon Corp........................................      19,600         174,832
 *Dendrite International, Inc..........................      36,400         475,930
 *Department 56, Inc...................................      22,900         194,421
 *DepoMed, Inc.........................................      13,600          69,360
 *Designs, Inc.........................................      14,800          39,220
 *Detrex Corp..........................................         500           2,425
 *Devcon International Corp............................       4,000          24,100
 *DevX Energy, Inc.....................................       2,200          16,038
 Dewolfe Companies, Inc................................         200           1,840
 *Dexterity Surgical, Inc..............................       1,000              15
 *Diacrin, Inc.........................................      23,300          39,959
 Diagnostic Products Corp..............................      37,600       1,632,216
 Dial Corp.............................................       1,900          33,269
 *Diametrics Medical, Inc..............................      38,400         206,976
 *DiamondCluster International, Inc....................      22,700         225,751
 *Dianon Systems, Inc..................................      14,733         715,950
 *#Dice, Inc...........................................      10,100          10,807
 *Diedrich Coffee, Inc.................................       4,025          16,865
 *Digene Corp..........................................      25,600         817,280
 *Digex, Inc...........................................      12,700          40,386
 *Digi International, Inc..............................      24,100         130,501
 *Digimarc Corp........................................      12,800         205,376
 *Digital Courier Technologies, Inc....................       7,200             400
 *Digital Generation Systems, Inc......................      49,400          68,913
 *Digital Insight Corp.................................      18,600         320,571
 *#Digital Lightwave, Inc..............................      26,400         237,996
 *Digital Power Corp...................................       1,000             700
 *Digital River, Inc...................................      35,000         604,800
 *DigitalThink Inc.....................................      10,400          87,308
 Dime Community Bancorp, Inc...........................      25,200         633,780
 Dimon, Inc............................................      53,500         331,165
 *Diodes, Inc..........................................      14,700          92,757
 *Dionex Corp..........................................      29,600         778,332
 *Direct Focus, Inc....................................       5,000         139,825
 *Directrix, Inc.......................................         813           1,870
 *Discovery Partners International.....................      18,600         129,735
 *Dispatch Management Services Corp....................       4,300              24
 *Display Technologies, Inc............................      11,330              91
 *Ditech Communications Corp...........................      34,100         177,831
 *Diversified Corporate Resources, Inc.................       2,200           2,310
 *#Divine, Inc.........................................     161,196         102,359
 *Dixie Group, Inc.....................................      16,500          79,200
 *Dixon Ticonderoga Co.................................       1,900           3,325
 *DMC Stratex Networks, Inc............................      61,200         429,012
 *Dobson Communications Corp...........................      40,900         386,914
 *Docent, Inc..........................................      32,200          73,577
 *DocuCorp International, Inc..........................      21,000         124,215
 *Document Sciences Corp...............................      14,200          39,121
                                                            SHARES           VALUE+
                                                            ------           ------

 *Documentum, Inc......................................      34,000    $    642,770
 Dole Food Co., Inc....................................      39,100         920,805
 *Dollar Thrifty Automotive Group, Inc.................      33,800         454,610
 *Dominion Homes, Inc..................................       5,800          85,376
 Donaldson Co., Inc....................................       3,400         123,760
 Donegal Group, Inc. Class A...........................       7,466          90,189
 Donegal Group, Inc. Class B...........................       3,733          36,434
 Donnelly Corp. Class A................................       7,300          98,550
 *Dorsey Trailers, Inc.................................       3,000              52
 *Dot Hill Systems Corp................................      38,160          72,122
 *DoubleClick, Inc.....................................      12,600         113,463
 Dover Downs Entertainment, Inc........................      30,300         427,230
 Downey Financial Corp.................................      30,476       1,091,041
 *DPAC Technologies Corp...............................      31,000          67,270
 DQE, Inc..............................................      47,300         833,426
 *Dress Barn, Inc......................................      28,600         656,656
 *Drew Industries, Inc.................................      15,000         139,500
 *Drexler Technology Corp..............................      15,800         273,261
 Dreyer's Grand Ice Cream, Inc.........................      41,900       1,466,290
 *Dril-Quip, Inc.......................................      22,800         440,496
 *DRS Technologies, Inc................................      21,500         716,810
 *Dryclean USA, Inc....................................       1,000             460
 *DSET Corp............................................       3,950           4,858
 *DSP Group, Inc.......................................      32,200         718,543
 *DT Industries, Inc...................................      14,100          82,344
 *DualStar Technologies Corp...........................      24,200           6,413
 *Duane Reade, Inc.....................................      25,500         840,225
 *Duckwall-Alco Stores, Inc............................       6,200          51,119
 *Ducommun, Inc........................................      15,000         149,250
 *DuPont Photomasks, Inc...............................      21,400         806,673
 *Dura Automotive Systems, Inc.........................      20,800         183,872
 *Duratek, Inc.........................................      19,500          88,725
 *DUSA Pharmaceuticals, Inc............................      16,600         136,203
 *DVI, Inc.............................................      19,700         335,097
 *Dwyer Group, Inc.....................................       9,100          31,440
 *Dyax Corp............................................      31,400         374,916
 *Dycom Industries, Inc................................     103,500       1,687,050
 *Dynamic Healthcare Technologies, Inc.................       6,266          17,733
 *Dynamic Materials Corp...............................       2,000           5,940
 *Dynamics Research Corp...............................       9,700         143,366
 *#E Com Ventures, Inc.................................      11,100           6,660
 Eagle Bancshares, Inc.................................       8,100         114,412
 *Eagle Food Centers, Inc..............................       2,575           3,064
 *Eagle Point Software Corp............................       6,400          39,040
 *#EarthShell Corp.....................................     143,000         371,085
 East West Bancorp, Inc................................      37,700         832,604
 Eastern Co............................................       4,950          63,607
 *#EasyLink Services Corp..............................       9,697           5,382
 *Eateries, Inc........................................       3,800           8,873
 *eBenX, Inc...........................................      26,500          99,507
 *eBT International, Inc...............................      26,400          82,896
 *ECC International Corp...............................       9,550          28,172
 *#Echelon Corp........................................      36,900         524,349
 *Eclipsys Corp........................................      17,600         262,592
 *Eco Soil Systems, Inc................................      19,700           1,034
 *Ecogen, Inc..........................................      13,640             648
 *eCollege.com.........................................      15,400          49,511
 Ecology & Environment, Inc. Class A...................       2,000          18,900
 *Ecometry Corp........................................      10,300          26,419
 *Edac Technologies Corp...............................       3,500           7,140
 Edelbrock Corp........................................       6,700          62,176

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *#EDGAR Online, Inc...................................       9,700    $     31,719
 *Edge Petroleum Corp..................................      12,900          54,502
 *Edgewater Technology, Inc............................      21,069          77,429
 *Edison Control Corp..................................       1,000           6,400
 Edo Corp..............................................       8,700         211,671
 *Education Management Corp............................      38,400       1,413,312
 Educational Development Corp..........................       1,800           9,675
 *Educational Insights, Inc............................       2,700             850
 EFC Bancorp, Inc......................................       4,800          68,640
 *EFTC Corp............................................      20,100          42,210
 *#eGain Communications Corp...........................      16,257          26,092
 *#Egghead.com, Inc....................................      39,842             378
 *EGL, Inc.............................................      52,500         792,750
 *eGlobe, Inc..........................................      10,255              92
 *El Paso Electric Co..................................      80,400       1,102,284
 *Elantec Semiconductor, Inc...........................      24,900         849,214
 *Elastic Networks, Inc................................       4,400           3,036
 *Elcom International, Inc.............................      45,800          67,555
 Elcor Corp............................................      32,400         800,604
 *Elcotel, Inc.........................................      17,600             308
 *Elder-Beerman Stores Corp............................      20,900          62,491
 *#Electric Fuel Corp..................................      29,000          49,590
 *Electric Lightwave, Inc..............................      13,700           5,274
 *Electro Rent Corp....................................      38,700         498,649
 *Electro Scientific Industries, Inc...................      21,200         601,126
 *Electroglas, Inc.....................................      33,100         470,847
 *Electronic Retailing System International, Inc.......       2,300             540
 *Electronics Boutique Holdings Corp...................      29,000       1,232,790
 *Electronics for Imaging, Inc.........................      31,100         682,178
 *Elite Information Group, Inc.........................      11,700          97,402
 *Elizabeth Arden, Inc.................................      21,100         301,835
 Ellett Brothers, Inc..................................       6,400          18,400
 *#E-Loan, Inc.........................................      31,000          44,175
 *eLOT, Inc............................................      69,000           1,138
 *ELXSI Corp...........................................       1,800          12,825
 *Embrex, Inc..........................................      10,400         185,640
 EMC Insurance Group, Inc..............................      14,600         233,600
 *Emcee Broadcast Products, Inc........................       5,600           5,040
 *Emcor Group, Inc.....................................      16,700         759,015
 *EMCORE Corp..........................................      39,000         523,185
 *Emergent Information Technologies, Inc...............      17,700          42,568
 *Emerging Vision, Inc.................................      26,800           2,512
 *#Emeritus Corp.......................................      14,100          29,892
 *Emisphere Technologies, Inc..........................      29,300         837,833
 *Emmis Broadcasting Corp. Class A.....................      22,800         378,024
 Empire District Electric Co...........................      28,100         563,405
 Empire Federal Bancorp, Inc...........................       2,100          31,027
 *Employee Solutions, Inc. Class B.....................         707               3
 *EMS Technologies, Inc................................      14,000         226,520
 *#En Pointe Technologies, Inc.........................      10,400          21,268
 *Encad, Inc...........................................      17,300          33,475
 *Enchira Biotechnology Corp...........................      10,314           4,022
 *Encompass Services Corp..............................      99,625         145,452
 *Encore Med Corp......................................       9,900          31,729
 *Encore Wire Corp.....................................      22,800         262,770
 *Endo Pharmaceuticals Holdings, Inc...................     100,300         949,841
 *Endocardial Solutions, Inc...........................      16,300          95,355
 *Endocare, Inc........................................      18,500         306,082
 Energen Corp..........................................      38,400         890,112
 *Energy Conversion Devices, Inc.......................      23,100         488,218
                                                            SHARES           VALUE+
                                                            ------           ------

 Energy West, Inc......................................         200    $      2,275
 Energysouth, Inc......................................       5,300         119,250
 *Enesco Group, Inc....................................      21,700         136,059
 Engineered Support Systems, Inc.......................      14,000         594,580
 *Enherent Corp........................................      18,300           3,660
 *#Enlighten Software Solutions, Inc...................       1,600              21
 Ennis Business Forms, Inc.............................      25,900         246,309
 *Enserch Exploration Corp.............................      60,159         111,294
 *Entrada Networks, Inc................................      12,405           1,675
 *#Entrade, Inc........................................      26,300           5,260
 *Entravision Communications Corp......................      49,800         597,600
 *#Entremed, Inc.......................................      25,200         271,278
 *Entrust Technologies, Inc............................      52,400         416,842
 *Envirogen, Inc.......................................         616             625
 *Environmental Elements Corp..........................       9,200          35,420
 *Environmental Technologies Corp......................       3,700             647
 *Environmental Tectonics Corp.........................       8,900          62,300
 *Enzo Biochem, Inc....................................      31,920         714,370
 *EP Medsystems, Inc...................................      23,400          51,948
 *#EpicEdge, Inc.......................................      21,900           2,190
 *Epicor Software Corp.................................      58,042          83,871
 *#Epimmune, Inc.......................................      11,800          34,574
 *#EPIQ Systems, Inc...................................       6,300         184,621
 *EPIX Medical, Inc....................................      16,400         149,650
 *ePlus, Inc...........................................      14,600         115,632
 *ePresence, Inc.......................................      32,600         118,827
 *Equidyne Corp........................................       3,900           2,925
 *#Equimed Inc. Nevis..................................       2,250               0
 *Equity Marketing, Inc................................       9,100         109,655
 *Equity Oil Co........................................      17,200          32,250
 *eResearch Technology, Inc............................       9,700          94,090
 *eResource Capital Group, Inc.........................      34,400           8,600
 *Ergo Science Corp....................................       7,850          15,700
 ESB Financial Corp....................................       5,808          65,050
 *Escalon Medical Corp.................................       3,200           7,120
 *Esco Technologies, Inc...............................      15,400         459,690
 *Esperion Therapeutics, Inc...........................       1,700          12,622
 Espey Manufacturing & Electronics Corp................         400           8,000
 *ESPS, Inc............................................       2,000           4,490
 *ESS Technology, Inc..................................      59,100       1,106,056
 *Essential Therapeutics, Inc..........................      17,800          61,499
 *Esterline Technologies Corp..........................      27,900         421,290
 Ethan Allen Interiors, Inc............................      34,800       1,283,424
 *Ethyl Corp...........................................     114,800          96,432
 *European Micro Holdings, Inc.........................       4,600             161
 *Evans & Sutherland Computer Corp.....................      15,500          94,007
 *Evans Systems, Inc...................................       4,000             530
 *Evercel, Inc.........................................       1,666           1,391
 *Evergreen Resources, Inc.............................      24,000         931,200
 *Evergreen Solar, Inc.................................       7,800          21,645
 *Everlast Worldwide, Inc..............................       1,500           3,247
 *Evolving Systems, Inc................................      16,200          12,879
 *Exabyte Corp.........................................      35,100          42,295
 *Exactech, Inc........................................       6,500          88,237
 *Exar Corp............................................      41,000         812,210
 *Excel Technology, Inc................................      16,100         261,947
 *#eXcelon Corp........................................      38,711          24,581
 *Exchange Applications, Inc...........................      11,100           3,108
 *EXE Technologies, Inc................................      65,800         324,723
 *Exelixis, Inc........................................         714          11,320
 #Exide Corp...........................................      28,100          21,918

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Exponent, Inc........................................       8,700    $     87,783
 *Extended Stay America, Inc...........................      79,300       1,245,010
 *Extended Systems, Inc................................      15,600         103,194
 *Extensity, Inc.......................................      15,300          31,518
 *Ezcorp, Inc. Class A Non-Voting......................      11,900          16,779
 *E-Z-Em, Inc. Class A.................................       5,400          34,020
 *E-Z-Em, Inc. Class B.................................       4,462          26,772
 *Ezenia! Inc..........................................      21,900          13,468
 F & M Bancorp.........................................       8,462         228,305
 F.N.B. Corp...........................................      33,842         865,171
 *#F5 Networks, Inc....................................      27,300         609,745
 Fab Industries, Inc...................................       6,900          89,182
 *Factory 2-U Stores, Inc..............................      20,200         334,108
 Factset Research Systems, Inc.........................      31,900         956,362
 *Factual Data Corp....................................      10,600          89,146
 Fair, Isaac & Co., Inc................................      30,650       1,812,641
 *Fairchild Corp. Class A..............................      35,152         116,353
 Falcon Products, Inc..................................      12,500          70,625
 *#FalconStor Software, Inc............................      24,400         184,220
 *Famous Dave's of America, Inc........................      10,300          72,151
 *Fansteel, Inc........................................       9,751          29,741
 *#Fargo Electronics...................................      15,000         101,025
 Farmer Brothers Co....................................       2,400         544,800
 *Faro Technologies, Inc...............................      13,600          30,260
 *FASTNET Corp.........................................       5,000           4,650
 FBL Financial Group, Inc. Class A.....................      40,500         694,575
 *Featherlite Manufacturing, Inc.......................       6,500           6,435
 Fedders Corp..........................................      24,100          75,674
 Fedders Corp. Class A.................................       7,700          21,098
 Federal Screw Works...................................       2,250          78,187
 Federal Signal Corp...................................      21,100         447,109
 *#Federal-Mogul Corp..................................     105,600         107,712
 *FEI Co...............................................      35,200       1,032,064
 *#Female Health Co....................................       9,300           6,882
 Ferro Corp............................................      38,900         966,276
 FFLC Bancorp..........................................       4,600          93,150
 *Fibermark, Inc.......................................       8,800          45,672
 *Fiberstars, Inc......................................       6,000          18,660
 Fidelity Bancorp, Inc.................................       2,600          71,097
 Fidelity Bankshares, Inc..............................      16,432         246,234
 *Fidelity Federal Bancorp.............................       2,500           6,187
 Fidelity National Corp................................      11,400          75,240
 *#Fidelity National Information Solutions, Inc........       3,586          29,961
 *Filenet Corp.........................................      47,900         807,115
 *Film Roman, Inc......................................       4,700           1,786
 *Financial Federal Corp...............................      19,000         537,890
 Finger Lakes Bancorp, Inc.............................       2,500          26,737
 *Finish Line, Inc. Class A............................      30,300         392,688
 *Finishmaster, Inc....................................         800           6,700
 *Finlay Enterprises, Inc..............................      13,500         133,312
 *Finova Group, Inc....................................      10,900           6,540
 *Firebrand Financial Group, Inc.......................      11,100           2,775
 First Albany Companies, Inc...........................      14,253          85,166
 First American Financial Corp.........................      29,287         522,773
 *First Aviation Services, Inc.........................       6,200          25,885
 First Bancorp.........................................       6,210         136,092
 First Bell Bancorp, Inc...............................       6,600          91,839
 *First Cash, Inc......................................      12,300          91,020
 First Charter Corp....................................      34,320         599,399
 *First Cincinati, Inc.................................       1,900               2
 First Citizens Bancshares, Inc........................       1,300         121,088
                                                            SHARES           VALUE+
                                                            ------           ------

 First Commonwealth Financial Corp.....................      74,760    $    863,478
 *First Consulting Group, Inc..........................      34,244         473,423
 First Defiance Financial Corp.........................       7,559         111,344
 First Essex Bancorp...................................      10,600         303,266
 First Federal Bancshares of Arkansas, Inc.............       4,400         100,320
 First Federal Capital Corp............................      21,600         322,272
 First Financial Bancorp...............................      69,025       1,135,806
 First Financial Bankshares, Inc.......................      16,016         458,378
 First Financial Corp..................................       1,275          53,059
 First Financial Holdings, Inc.........................      19,000         452,675
 First Franklin Corp...................................         300           3,069
 #First Georgia Holdings, Inc..........................       1,012           3,820
 First Indiana Corp....................................      16,400         408,688
 *First Investors Financial Services Group, Inc........       6,000          18,900
 First Keystone Financial, Inc.........................       2,000          27,540
 *First Mariner Bank Corp..............................       3,200          25,712
 First Merchants Corp..................................      14,805         345,475
 First Midwest Bancorp, Inc............................       5,900         198,122
 First Midwest Financial, Inc..........................       2,500          34,175
 First Mutual Bancshares, Inc..........................       3,768          50,585
 First Niagara Financial Group, Inc....................      36,800         598,184
 First Oak Brook Bancshares, Inc. Class A..............       2,100          47,344
 First Place Financial Corp............................      10,367         165,354
 *First Republic Bank..................................      21,750         471,540
 First SecurityFed Financial, Inc......................       5,400         104,166
 First Sentinel Bancorp, Inc...........................      55,300         683,784
 First Source Corp.....................................      27,231         569,673
 First United Corp.....................................       2,800          45,220
 *First Virtual Communications, Inc....................      49,053          44,148
 First Years, Inc......................................      13,300         150,888
 FirstBank NW Corp.....................................       1,600          28,560
 *FirstCity Financial Corp.............................       8,300          10,707
 FirstFed America Bancorp, Inc.........................       6,300         110,439
 *FirstFed Financial Corp..............................      24,200         579,590
 *Firstwave Technologies, Inc..........................       2,600           3,276
 *Fischer Imaging Corp.................................       9,100         145,827
 *Fisher Scientific International, Inc.................      10,700         291,575
 Flag Financial Corp...................................       6,500          53,365
 Flagstar Bancorp, Inc.................................      25,500         560,490
 Flamemaster Corp......................................         247           1,530
 *Flander Corp.........................................      31,500          65,205
 Fleetwood Enterprises, Inc............................      49,300         618,715
 #Fleming Companies, Inc...............................      59,300       1,535,870
 Flexsteel Industries, Inc.............................       8,300          86,942
 *Flir Systems, Inc....................................      17,150         690,202
 *Florida Banks, Inc...................................       6,000          35,550
 Florida Public Utilities Co...........................       3,600          56,700
 Florida Rock Industries, Inc..........................      39,300       1,208,475
 *Florsheim Group, Inc.................................       8,400           1,890
 *Flour City International, Inc........................       7,500           5,737
 *Flow International Corp..............................      22,000         228,140
 *Flowserve Corp.......................................      50,700       1,246,713
 Flushing Financial Corp...............................      20,100         313,861
 FNB Financial Services Corp...........................       2,100          29,358
 *Foamex International, Inc............................      23,600         177,118
 *FOCUS Enhancements, Inc..............................       3,132           3,743
 *Foodarama Supermarkets, Inc..........................       1,500          62,887
 Foothill Independent Bancorp..........................       7,918         109,664
 *Footstar, Inc........................................      29,600         914,640

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Forest City Enterprises, Inc. Class B.................       4,500    $    156,150
 *Forest Oil Corp......................................      33,870         881,975
 *Forrester Resh, Inc..................................      22,600         404,427
 *#Fortel, Inc.........................................      13,800           2,829
 *Fortune Financial, Inc...............................       6,100               6
 *Forward Air Corp., Inc...............................      25,750         777,779
 *Fossil, Inc..........................................      53,875       1,165,586
 *Foster (L.B.) Co. Class A............................      12,400          57,908
 Foster Wheeler, Ltd...................................      57,000         300,960
 *Fotoball USA, Inc....................................       4,400          13,728
 *Fountain Powerboat Industries, Inc...................       6,800          11,730
 *Four Kids Entertainment, Inc.........................      16,600         337,312
 *#FPIC Insurance Group, Inc...........................      13,200         182,754
 Frankfort First Bancorp, Inc..........................         850          14,021
 Franklin Bank National Associaton.....................       3,789          64,508
 *Franklin Covey Co....................................      25,900         160,580
 Franklin Electric Co., Inc............................       7,000         549,570
 *Franklin Electronic Publishers, Inc..................      12,600          16,758
 Freds, Inc. Class A...................................      24,000         798,720
 Fremont General Corp..................................     109,700         648,327
 Frequency Electronics, Inc............................      12,900         180,471
 *Fresh America Corp...................................       4,900             686
 Fresh Brands, Inc.....................................       7,700         128,474
 *Fresh Choice, Inc....................................       7,400          21,719
 *#Friede Goldman Halter, Inc..........................      74,383          16,736
 *Friedman Billings Ramsey Group, Inc. Class A.........      18,900          85,050
 Friedman Industries, Inc..............................       6,158          15,764
 Friedmans, Inc. Class A...............................      19,600         175,322
 *#Friendly Ice Cream Corp.............................       9,600          30,720
 Frisch's Restaurants, Inc.............................       7,000          98,000
 *Frontier Airlines, Inc...............................      42,900         632,989
 Frontier Oil Corp.....................................      44,000         707,080
 *Frontstep, Inc.......................................      12,000          52,740
 *Frozen Food Express Industries, Inc..................      21,307          45,490
 FSF Financial Corp....................................       2,800          48,860
 *FSI International, Inc...............................      40,300         312,325
 *FTI Consulting, Inc..................................      12,700         415,036
 *FuelCell Energy, Inc.................................      42,900         676,318
 Fuller (H.B.) Co......................................      45,000       1,344,375
 *Furniture Brands International, Inc..................      22,900         601,125
 *Furr's/Bishop's, Inc.................................       2,700           7,020
 *Fusion Medical Technologies, Inc.....................      15,000          90,450
 *#FX Energy, Inc......................................      19,400          43,359
 *FYI, Inc.............................................      23,800         667,828
 G & K Services, Inc. Class A..........................      26,600         829,388
 GA Financial, Inc.....................................       5,700          96,330
 *Gabelli Asset Management, Inc........................       2,700         113,400
 *Gadzooks, Inc........................................      14,300         160,517
 *Gadzoox Networks, Inc................................       7,800           7,917
 Gainsco, Inc..........................................      34,511          59,359
 *Galagen, Inc.........................................      11,400             513
 *Galaxy Nutritional Foods, Inc........................      11,000          59,400
 *Galey & Lord, Inc....................................      16,100           4,991
 *GameTech International, Inc..........................      14,800          60,976
 Garan, Inc............................................       6,900         282,555
 *Garden Fresh Restaurant Corp.........................       7,600          46,284
 *#Gardenburger, Inc...................................      12,200           6,832
 *Gardner Denver Machinery, Inc........................      19,800         429,660
 *#Gart Sports Co......................................       2,931          61,507
 *Gartner Group, Inc...................................      59,000         587,050
 *Gaylord Container Corp. Class A......................      72,300          67,962
                                                            SHARES           VALUE+
                                                            ------           ------

 *Gaylord Entertainment Co.............................      32,900    $    770,189
 GBC Bancorp...........................................      14,900         408,111
 *GC Companies, Inc....................................      10,500           2,572
 *Geerling & Wade, Inc.................................       5,700           5,728
 *Gehl Co..............................................       8,300         118,067
 *Genaera Corp.........................................      43,600         171,130
 *Genaissance Pharmaceuticals, Inc.....................       9,600          35,568
 Gencorp, Inc..........................................      67,800         864,450
 *Gene Logic, Inc......................................      35,600         651,480
 *Genelabs Technologies, Inc...........................      73,800         130,257
 *General Binding Corp.................................      18,700         167,926
 General Cable Corp....................................      57,000         684,000
 *General Communications, Inc. Class A.................      72,200         716,585
 *#General Datacomm Industries, Inc....................      39,000           1,267
 General Employment Enterprises, Inc...................       7,600           9,728
 *#General Magic, Inc..................................      48,000          19,440
 General Magnaplate Corp...............................         400             950
 *Genesco, Inc.........................................      36,600         702,720
 *Genesee & Wyoming, Inc...............................       7,200         215,424
 *Genesee Corp. Class B................................         200           3,450
 *#GenesisIntermedia, Inc..............................      23,400         138,060
 *Genlyte Group, Inc...................................      20,100         563,302
 *Genome Therapeutics Corp.............................      33,000         246,510
 *Genomica Corp........................................      16,000          69,200
 *GenStar Therapeutics Corp............................      16,900          43,940
 *Gensym Corp..........................................       4,900           2,940
 *#Genta, Inc..........................................      50,600         809,853
 Gentek, Inc...........................................      25,100          38,152
 *Gentiva Health Services, Inc.........................      13,950         285,138
 *#Gentner Communications Corp.........................      10,300         188,284
 *Genus, Inc...........................................      28,300          89,711
 *GenVec, Inc..........................................      15,400          61,215
 *Genzyme Corp. - Genzyme Biosurgery Division..........      29,249         175,348
 *Genzyme Transgenics Corp.............................      35,600         177,288
 Georgia Gulf Corp.....................................      50,100         894,786
 *Geoworks Corp........................................      26,800          26,934
 *Gerber Childrenswear, Inc............................      10,800          68,688
 Gerber Scientific, Inc................................      34,400         340,560
 *#Geron Corp..........................................      32,200         322,161
 *Getty Images, Inc....................................      56,800       1,126,060
 Getty Realty Corp. (Holding Co.)......................      13,600         252,960
 *Giant Group, Ltd.....................................       2,200           1,177
 *Giant Industries, Inc................................      13,900         122,598
 Gibraltar Steel Corp..................................      16,300         305,543
 *#Giga Information Group, Inc.........................      12,000          24,720
 *Giga-Tronics, Inc....................................       6,500          25,317
 *G-III Apparel Group, Ltd.............................       9,100          54,964
 *#Gilman & Ciocia, Inc................................      13,000          29,575
 *Gish Biomedical, Inc.................................       3,400           2,873
 Glacier Bancorp, Inc..................................       7,527         141,207
 *Glacier Water Services, Inc..........................       3,600          29,484
 Glatfelter (P.H.) Co..................................      65,700         961,848
 *Glenayre Technologies, Inc...........................      92,000         117,300
 *Gliatech, Inc........................................      10,100           7,322
 *Global e-Point, Inc..................................       2,633           4,213
 *Global Imaging Systems, Inc..........................      30,800         412,566
 *Global Payment Technologies, Inc.....................       6,100          23,485
 *Global Power Equipment Group, Inc....................      15,000         215,850
 *#Global Sports, Inc..................................      35,200         664,048
 *Global Technologies, Ltd.............................      14,700           1,066

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Globecomm Systems, Inc...............................      15,100    $     66,968
 *#GlobeSpan, Inc......................................      67,500         879,862
 *GoAmerica, Inc.......................................      48,300          39,847
 Gold Banc Corp........................................      60,665         441,338
 Golden Enterprises, Inc...............................      12,200          45,750
 *Golden State Vintners, Inc...........................       6,100          31,110
 *Good Guys, Inc.......................................      30,800         111,496
 *Goodrich Petroleum Corp..............................       9,000          40,500
 *Goodys Family Clothing, Inc..........................      46,200         199,122
 Gorman-Rupp Co........................................       7,975         200,172
 *Gottschalks, Inc.....................................      17,400          43,326
 *GP Strategies Corp...................................      15,860          42,822
 Graco, Inc............................................      40,400       1,405,920
 *#Gradco Systems, Inc.................................       6,900           1,552
 *Graham Corp..........................................       1,000          12,300
 Granite Construction, Inc.............................      53,400       1,302,960
 Granite State Bankshares, Inc.........................       7,400         167,943
 *Graphic Packaging International Corp.................      40,400         233,916
 *GraphOn Corp.........................................       8,300           5,727
 Gray Communications Systems, Inc......................       8,800         110,880
 Great American Financial Resources, Inc...............       9,900         182,259
 *Great Atlantic & Pacific Tea Co., Inc................      46,000       1,101,700
 Great Lakes Chemical Corp.............................       6,800         166,056
 Great Southern Bancorp, Inc...........................       8,100         242,878
 Greater Bay Bancorp...................................      47,046       1,136,161
 *Green Mountain Coffee, Inc...........................       7,400         187,331
 Green Mountain Power Corp.............................       7,300         129,502
 *Greenbriar Corp......................................       6,760           1,352
 Greenbrier Companies, Inc.............................      15,600         115,128
 Grey Global Group, Inc................................         200         120,800
 *Grey Wolf, Inc.......................................     233,500         642,125
 *Griffin Land & Nurseries, Inc. Class A...............       2,200          27,775
 *Griffon Corp.........................................      45,980         646,019
 *Gristede's Sloans, Inc...............................       1,200           1,500
 *Group 1 Automotive, Inc..............................      32,000         997,760
 *Group 1 Software, Inc................................       8,025         107,334
 *Grubb & Ellis Co.....................................      24,900          64,740
 *#GSV, Inc............................................       1,900             180
 *Gtech Holdings, Inc..................................      34,600       1,553,194
 *GTSI Corp............................................      15,000          93,375
 Guaranty Bancshares, Inc..............................       3,900          46,878
 Guaranty Federal Bancshares, Inc......................       5,200          72,774
 *Guaranty Financial Corp..............................       1,000           8,275
 *Guess, Inc...........................................      67,100         449,570
 *Guilford Mills, Inc..................................      30,750          11,070
 *Guilford Pharmaceuticals, Inc........................      37,500         488,437
 *Guitar Center, Inc...................................      35,300         460,135
 *Gulf Island Fabrication, Inc.........................      13,100         154,514
 *Gulfmark Offshore, Inc...............................      10,500         278,250
 *#Gumtech International, Inc..........................      14,100          96,514
 *Gundle/SLT Environmental, Inc........................      15,500          38,440
 *Gymboree Corp........................................      44,200         519,571
 *Haemonetics Corp.....................................      38,600       1,563,300
 Haggar Corp...........................................       8,600         102,727
 *Hain Celestial Group, Inc............................      37,188         980,462
 *Halifax Corp.........................................       1,000           3,080
 *Hall Kinion Associates, Inc..........................      19,000         132,715
 *Ha-Lo Industries, Inc................................     116,700           6,769
 *Hamilton Bancorp, Inc................................      16,100          37,030
 *Hammons (John Q.) Hotels, Inc. Class A...............       7,800          37,440
                                                            SHARES           VALUE+
                                                            ------           ------

 *Hampshire Group, Ltd.................................       2,000    $     22,760
 *Hampton Industries, Inc..............................       4,944           1,730
 Hancock Fabrics, Inc..................................      26,900         369,875
 Hancock Holding Co....................................      15,500         650,147
 *Handleman Co.........................................      44,300         609,568
 *Hanger Orthopedic Group, Inc.........................      33,800         206,180
 Harbor Florida Bancshares, Inc........................      38,500         629,860
 Hardinge Brothers, Inc................................      11,700         122,791
 *Harken Energy Corp...................................      23,500          28,435
 Harland (John H.) Co..................................      44,800         889,280
 Harleysville Group, Inc...............................      39,200         945,700
 Harleysville National Corp............................      21,420         519,328
 Harman International Industries, Inc..................      14,500         618,715
 *Harmonic Lightwaves, Inc.............................      64,100         780,738
 *Harolds Stores, Inc..................................       2,308           4,212
 *#Harris Interactive, Inc.............................      33,100          71,330
 Harrodsburg First Financial Bancorp, Inc..............       1,100          12,364
 Harsco Corp...........................................      16,900         564,122
 *Hartmarx Corp........................................      44,900          80,820
 *Harvard Industries, Inc..............................       4,800             912
 *Hastings Entertainment, Inc..........................      12,300          61,807
 *Hastings Manufacturing Co............................         700           3,682
 *Hathaway Corp........................................       2,900           7,641
 *Hauppauge Digital, Inc...............................      13,500          37,530
 *Hauser, Inc..........................................       5,050           2,146
 Haverty Furniture Co., Inc............................      16,200         247,050
 Haverty Furniture Co., Inc. Class A...................         400           6,120
 *Hawaiian Airlines, Inc...............................      42,400         106,000
 Hawaiian Electric Industries, Inc.....................      14,000         523,600
 *Hawk Corp............................................       9,600          28,320
 *Hawker Pacific Aerospace.............................       9,300          20,971
 Hawkins, Inc..........................................      13,800         112,746
 *Hawthorne Financial Corp.............................       7,200         137,124
 *#Hayes Lemmerz International, Inc....................      34,200          27,360
 HCC Insurance Holdings, Inc...........................      49,900       1,360,274
 *Headwaters, Inc......................................      24,900         286,225
 *Headway Corporate Resources, Inc.....................      15,900           6,837
 *Health Grades, Inc...................................       8,700             478
 *Health Management Systems, Inc.......................      23,725          44,603
 *Health Risk Management, Inc..........................       6,500               6
 *HealthAxis, Inc......................................      17,800          14,418
 *Healthcare Recoveries, Inc...........................      14,600          65,043
 *Healthcare Services Group, Inc.......................      14,000         129,360
 *Healthcor Holdings, Inc..............................       3,000              19
 *HearMe...............................................       1,200             116
 *Heartland Express, Inc...............................      44,945       1,263,404
 *Hearx, Ltd...........................................      14,100          14,523
 *Hector Communications Corp...........................       4,600          71,760
 *HEI, Inc.............................................       6,100          47,946
 Heico Corp............................................      12,900         187,695
 Heico Corp. Class A...................................       5,532          66,716
 *Heidrick & Struggles International, Inc..............      21,200         356,478
 Helix Technology Corp.................................      28,100         577,033
 *Hemasure, Inc........................................       6,600           2,871
 *#Hemispherx Biopharma, Inc...........................      40,100         160,400
 Herbalife International, Inc. Class A.................      14,000         185,920
 Herbalife International, Inc. Class B.................      12,200         153,781
 *Hercules, Inc........................................      18,300         184,830
 *Heritage Commerce Corp...............................       2,000          14,000
 Heritage Financial Corp...............................      12,400         143,840

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Herley Industries, Inc...............................      12,600    $    168,777
 *Heska Corp...........................................      35,300          32,476
 *Hexcel Corp..........................................      53,400         137,772
 HF Financial Corp.....................................       6,100          72,742
 *HI/FN, Inc...........................................      11,400         181,089
 *Hibbett Sporting Goods, Inc..........................       9,000         236,475
 Hickory Tech Corp.....................................      14,900         248,681
 *High Plains Corp.....................................      21,300         119,280
 *Highlands Insurance Group, Inc.......................      19,500           4,875
 Hilb Rogal Hamilton Co................................      20,000       1,188,600
 *Hines Horticulture, Inc..............................      30,600         111,078
 *Hirsch International Corp. Class A...................       5,500           2,805
 *Hi-Shear Technology Corp.............................       8,600          17,630
 *Hi-Tech Pharmacal, Inc...............................       4,400          42,218
 *HMI Industries, Inc..................................       5,400           5,157
 HMN Financial, Inc....................................       6,000          94,800
 *HNC Software, Inc....................................      32,100         688,545
 *Hoenig Group, Inc....................................      10,600         109,975
 *Holiday RV Superstores, Inc..........................       9,400           9,870
 Hollinger International, Inc. Class A.................      20,000         217,000
 *#Hollis-Eden Pharmaceuticals, Inc....................      17,900         178,105
 Holly Corp............................................      21,400         401,678
 *Hollywood Casino Corp. Class A.......................      37,600         341,032
 *Hollywood Entertainment Corp.........................      64,200         959,148
 *Hollywood Media Corp.................................      23,500          93,882
 *Hologic, Inc.........................................      21,500         228,652
 Home Federal Bancorp..................................       6,100         110,989
 Home Loan Financial Corp..............................       2,400          25,596
 *Home Products International, Inc.....................       9,400          33,981
 *#Homegold Financial, Inc.............................       7,700           3,272
 *Homeland Holding Corp................................       3,000              64
 *#HomeStore.com, Inc..................................      10,300          37,852
 Hooper Holmes, Inc....................................     103,100         788,715
 *Hoover's, Inc........................................      10,200          32,181
 HopFed Bancorp, Inc...................................       2,100          25,452
 Horace Mann Educators Corp............................      57,300       1,107,036
 Horizon Financial Corp................................      13,860         176,299
 *Horizon Health Corp..................................       6,700          86,262
 *Horizon Medical Products, Inc........................       7,400           5,180
 *Horizon Offshore, Inc................................      29,200         209,364
 *Horizon Organic Holding Corp.........................      13,700         181,730
 *Horizon Pharmacies, Inc..............................       7,600           1,596
 *Hot Topic, Inc.......................................      31,600         897,756
 *HotJobs.com, Ltd.....................................      43,900         307,958
 *#House2Home, Inc.....................................      46,050             276
 *Houston Exploration Co...............................      33,400       1,017,030
 *Hovnanian Enterprises, Inc. Class A..................      30,626         422,945
 *Hovnanian Enterprises, Inc. Class B..................       1,150          15,881
 #Howell Corp..........................................       2,310          23,123
 *Howtek, Inc..........................................       3,600           4,860
 *HPSC, Inc............................................       2,100          16,726
 *HTE, Inc.............................................      19,100          38,773
 *Hub Group, Inc. Class A..............................       9,800          97,363
 *Hudson Hotels Corp...................................       1,033             336
 Hudson River Bancorp, Inc.............................      21,500         476,010
 *Hudson Technologies, Inc.............................       6,600          19,437
 Hudson United Bancorp.................................      24,900         659,850
 *Huffy Corp...........................................      13,000          71,890
 Hughes Supply, Inc....................................      35,500         953,175
 *Hunt (J.B.) Transport Services, Inc..................      56,200       1,000,641
 Hunt Corp.............................................      13,600          89,080
 *Huntco, Inc. Class A.................................       4,900             955
                                                            SHARES           VALUE+
                                                            ------           ------

 *Hurco Companies, Inc.................................       6,200    $     15,252
 *Hurry, Inc...........................................       2,100           2,488
 *Hutchinson Technology, Inc...........................      39,700         835,089
 *Hycor Biomedical, Inc................................      11,900          71,221
 *Hypercom Corp........................................      54,600         346,164
 *HyperFeed Technologies, Inc..........................      21,600          15,768
 *Hyperion Solutions Corp..............................      35,635         682,232
 *Hyseq, Inc...........................................      21,200         174,582
 *#I.C. Isaacs & Co., Inc..............................       7,200           2,232
 *#i3 Mobile, Inc......................................       6,700          13,936
 *#iBasis, Inc.........................................      11,300          14,068
 Iberiabank Corp.......................................       8,500         231,327
 *#Ibis Technology Corp................................      13,300         130,340
 *Ico, Inc.............................................      14,320          16,826
 *ICT Group, Inc.......................................      15,700         250,179
 *ICU Medical, Inc.....................................      10,700         459,672
 *#Identix, Inc........................................      53,300         446,920
 Idex Corp.............................................      31,600         960,640
 *IDEXX Laboratories, Inc..............................      36,700       1,064,850
 *IDT Corp.............................................      29,500         398,250
 *IDT Corp. Class B....................................      29,500         351,050
 *IDX Systems Corp.....................................      41,500         534,727
 *IEC Electronics Corp.................................       8,100           4,090
 *IFR Systems, Inc.....................................      10,700           8,506
 *iGate Capital Corp...................................      50,400         209,412
 *#IGEN, Inc...........................................      24,900         894,781
 *IGI, Inc.............................................       9,600           7,488
 *Igo Corp.............................................       4,900           1,372
 *IHOP Corp............................................      27,900         789,570
 *II-VI, Inc...........................................      14,370         233,584
 Ikon Office Solutions, Inc............................      84,700         907,984
 *Ikos Systems, Inc....................................      13,700         103,092
 *Illuminet Holdings, Inc..............................      16,200         561,492
 *Image Entertainment, Inc.............................      24,600          47,601
 *ImageX.com, Inc......................................       5,000           3,500
 *iManage, Inc.........................................      16,000         102,640
 *Imation Corp.........................................      26,200         568,016
 *Imatron, Inc.........................................     144,600         266,787
 IMC Global, Inc.......................................      37,600         441,800
 IMCO Recycling, Inc...................................      20,600         136,166
 *Immersion Corp.......................................      17,800          80,901
 *Immucor, Inc.........................................       3,200          21,408
 *Immune Response Corp.................................      42,500          61,412
 *Immunogen, Inc.......................................      48,200         791,685
 *Immunomedics, Inc....................................      48,700       1,164,660
 *Impath, Inc..........................................      22,600         842,641
 *Impax Laboratoroes, Inc..............................      43,400         455,917
 *#Impco Technologies, Inc.............................      17,000         237,405
 *Imperial Credit Industries, Inc......................      43,990          18,256
 *Imperial Sugar Co....................................          89             639
 *Implant Sciences Corp................................       8,700          89,175
 *Impreso.com, Inc.....................................       5,300          12,587
 *Incara Pharmaceuticals Corp..........................       8,600          12,943
 *Incyte Pharmaceuticals, Inc..........................      38,900         739,683
 Independence Community Bank Corp......................      26,440         625,438
 Independence Holding Co...............................       2,750          44,550
 Independent Bank Corp.................................      21,600         449,496
 Independent Bank East.................................      17,981         494,477
 *Individual Investor Group, Inc.......................      12,700           1,175
 *Indus International, Inc.............................      51,200         367,104
 *Industrial Data Systems Corp.........................       4,800           3,888

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Industrial Distribution Group, Inc...................       9,700    $     14,938
 *Industrial Holdings, Inc.............................      12,500          11,250
 *Industri-Matematik International Corp................      38,000          38,380
 *Inet Technologies, Inc...............................      30,200         244,922
 *Infinium Software, Inc...............................      18,800          25,098
 *Infocrossing, Inc....................................       8,000          36,720
 *InFocus Corp.........................................      42,800         965,996
 *Infogrames, Inc......................................      30,400         232,560
 *Infonet Services Corp................................      94,600         168,388
 *Informatica Corp.....................................      50,700         675,831
 *#Information Architects Corp.........................      42,800          10,914
 *Information Holdings, Inc............................      26,600         625,100
 *Information Resources, Inc...........................      36,800         300,104
 *#InforMax, Inc.......................................      17,100          53,352
 *Inforte Corp.........................................      11,900         141,074
 *InfoSpace, Inc.......................................      15,300          31,135
 *infoUSA, Inc.........................................      78,700         447,803
 *Infu-tech, Inc.......................................       2,000             220
 *Ingenuus Corp........................................      29,700           2,524
 Ingles Market, Inc. Class A...........................      14,800         179,450
 *Inhale Therapeutic Systems, Inc......................      34,800         566,718
 *Inkine Pharmaceutical Co., Inc.......................      21,400          31,244
 *Inktomi Corp.........................................      93,600         466,596
 *Innodata Corp........................................      13,500          41,377
 *Innotrac Corp........................................      17,500         132,125
 *Innovative Clinical Solutions, Ltd...................         968             165
 *Innovative Gaming Corp. of America...................       8,300           2,365
 *Innoveda, Inc........................................      19,700          19,897
 *Innovex, Inc.........................................      23,700          80,461
 *Inprimis, Inc........................................      17,200             989
 *Input/Output, Inc....................................      81,600         636,480
 *Insight Enterprises, Inc.............................      38,243         757,403
 *Insightful Corp......................................       6,300          14,616
 *Insignia Financial Group, Inc........................      28,733         292,502
 *Insilco Holding Co...................................         192             230
 *inSilicon Corp.......................................       5,900          12,921
 *Insite Vision, Inc...................................      34,100          39,897
 *Insituform East, Inc.................................       1,700           2,074
 *Insituform Technologies, Inc. Class A................      29,610         652,900
 *Insmed, Inc..........................................      34,500         116,092
 *Inspire Insurance Solutions, Inc.....................      24,550           9,329
 *Inspire Pharmaceuticals, Inc.........................      28,100         318,232
 *Insteel Industries, Inc..............................       7,900           4,740
 *Insurance Auto Auctions, Inc.........................      15,000         218,625
 *Insurance Management Solutions, Inc..................      16,600          43,160
 *InsWeb Corp..........................................       9,800           7,105
 *INT Media Group, Inc.................................       6,000          12,960
 Integra Bank Corp.....................................      22,294         454,240
 *Integra Lifesciences Corp............................      28,200         763,515
 *#Integra, Inc........................................       5,900          10,620
 *Integral Systems, Inc................................      15,000         322,275
 *Integral Vision, Inc.................................      11,700           1,872
 *IntegraMed America, Inc..............................       4,800          32,280
 *Integrated Circuit Systems, Inc......................      83,700       1,563,097
 *Integrated Electrical Services, Inc..................      52,100         212,568
 *Integrated Information Systems, Inc..................       5,000           2,375
 *Integrated Silicon Solution, Inc.....................      38,400         444,864
 *Integrated Telecom Express, Inc......................         700           1,050
 *INTELFILM Corp.......................................       8,300           5,063
 *#Intelli-Check, Inc..................................       6,700         106,530
 *Intellidata Technologies Corp........................      60,000         182,100
                                                            SHARES           VALUE+
                                                            ------           ------

 *Intelligent Systems Corp.............................       5,800    $     17,806
 *Intelligroup, Inc....................................      23,100          21,021
 *Inter Parfums, Inc...................................      22,950         176,141
 Interactive Data Corp.................................      97,013       1,302,400
 *Interactive Intelligence, Inc........................      16,600          79,265
 *InterCept Group, Inc.................................      20,500         669,837
 Interchange Financial Services Corp...................       8,400         157,710
 *InterDent, Inc.......................................       3,766           6,987
 *Interdigital Communications Corp.....................      61,100         567,924
 *Interep National Radio Sales, Inc....................       5,200          15,054
 Interface, Inc. Class A...............................      58,800         289,002
 *Interferon Scientific, Inc...........................       2,435             986
 *Intergraph Corp......................................      61,800         749,634
 *Interland, Inc.......................................      59,100         137,703
 *#Interliant, Inc.....................................       3,600           1,530
 *Interlink Electronics, Inc...........................      16,900          69,374
 *Interlinq Software Corp..............................       6,200          11,811
 *Interlogix, Inc......................................      23,000         607,430
 *Interlott Technologies, Inc..........................       8,200          35,260
 *Intermagnetics General Corp..........................      22,295         519,808
 Intermet Corp.........................................      31,300         100,003
 *InterMune, Inc.......................................      11,800         552,122
 *Internap Network Services Corp.......................      99,100         111,487
 *International Aircraft Investors.....................       4,200           8,064
 International Aluminum Corp...........................       2,100          45,570
 *International FiberCom, Inc..........................      21,700           6,618
 *#International Microcomputer Software, Inc...........       5,100           2,040
 International Multifoods Corp.........................      30,000         684,600
 *International Remote Imaging Systems, Inc............      10,100          27,169
 International Shipholding Corp........................       7,900          49,770
 *International Speciality Products, Inc...............      89,000         738,700
 *International Total Services, Inc....................       5,600             476
 *Internet Commerce and Communications, Inc............      23,300             175
 *Internet Commerce Corp...............................       4,000          15,380
 *Internet Pictures Corp...............................         250             534
 *Internet Security Systems, Inc.......................       6,600         214,104
 *Interneuron Pharmaceuticals, Inc.....................      56,900         487,633
 *Interphase Corp......................................       9,300          38,223
 *Interplay Entertainment Corp.........................      23,700          20,145
 Interpool, Inc........................................      38,000         608,000
 *Interpore International, Inc.........................      30,100         240,649
 Interstate Bakeries Corp..............................      29,300         721,952
 *Interstate National Dealers Services, Inc............       6,000          29,940
 Inter-Tel, Inc........................................      42,700         779,702
 *Intervisual Books, Inc. Class A......................       1,000             730
 *Intervoice, Inc......................................      55,117         779,079
 *Interwoven, Inc......................................      37,600         336,144
 *Intest Corp..........................................      10,100          32,522
 *Intevac, Inc.........................................      15,300          42,840
 #Intimate Brands, Inc.................................      59,500         853,825
 *IntraBiotics Pharmaceuticals, Inc....................       5,400          11,367
 *Intrado, Inc.........................................      17,700         488,431
 *Intraware, Inc.......................................      17,100          12,910
 *Intrusion.com, Inc...................................      30,100          57,942
 Invacare Corp.........................................      32,200       1,139,880
 *#Inverness Medical Innovations, inc..................       5,883          91,013
 Investors Title Co....................................       1,400          20,377
 *#Invision Technologies, Inc..........................      17,100         430,321

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Invivo Corp..........................................       6,800    $     84,286
 *Iomed, Inc...........................................       9,700          20,273
 *Iomega Corp..........................................      32,580         221,544
 *Ion Networks, Inc....................................      17,400           8,091
 *Ionics, Inc..........................................      23,800         646,170
 *Iridex Corp..........................................       8,600          39,560
 #Irwin Financial Corp.................................      29,500         488,225
 *Isco, Inc............................................      14,735         121,932
 *Isis Pharmaceuticals, Inc............................      59,400       1,352,241
 *Isle of Capri Casinos, Inc...........................      46,300         600,742
 *Isolyser Co., Inc....................................      61,910         122,272
 *I-Stat Corp..........................................      29,200         184,836
 *IT Group, Inc .......................................      36,080          39,688
 *ITC Learning Corp....................................       3,800             342
 *ITLA Capital Corp....................................       9,200         173,466
 *Itron, Inc...........................................      24,200         683,529
 *ITT Educational Services, Inc........................      34,300       1,281,105
 *ITXC Corp............................................      37,600         284,444
 *Ivex Packaging Corp..................................      27,500         490,875
 *#iVillage, Inc.......................................       4,100           4,940
 *IXYS Corp............................................      34,200         208,620
 *J & J Snack Foods Corp...............................      12,700         303,530
 *J Net Enterprises, Inc...............................       8,600          18,232
 *J. Alexander's Corp..................................       9,600          21,360
 *J. D. Edwards & Co...................................      42,200         557,462
 *J. Jill Group, Inc...................................      16,000         315,760
 J. M. Smucker Co......................................      22,500         792,225
 *j2 Global Communication, Inc.........................       9,866          38,725
 *Jack in the Box, Inc.................................      43,000       1,112,840
 Jacksonville Bancorp, Inc.............................       1,600          32,624
 *Jaclyn, Inc..........................................       1,300           2,860
 *Jaco Electronics, Inc................................       8,859          37,919
 *Jacobson Stores, Inc.................................       7,400          15,910
 *Jakks Pacific, Inc...................................      31,600         789,526
 *JDA Software Group, Inc..............................      38,700         650,353
 Jefferies Group, Inc..................................      36,100       1,276,135
 *Jennifer Convertibles, Inc...........................       1,300           2,847
 JLG Industries, Inc...................................      65,700         627,435
 *JLM Industries, Inc..................................       6,500          11,895
 *JMAR Industries, Inc.................................      30,400         103,816
 *JNI Corp.............................................      30,000         279,600
 *Jo-Ann Stores, Inc. Class A..........................       4,500          30,600
 *Jo-Ann Stores, Inc. Class B..........................       3,400          21,250
 Johnson & Johnson.....................................      14,258         830,528
 *Johnson Outdoors, Inc................................       6,700          47,737
 *Jones Lang LaSalle, Inc..............................      41,200         657,140
 *Jore Corp............................................      10,000              50
 *Jos. A. Bank Clothiers, Inc..........................       7,600          61,294
 *Joule, Inc...........................................       1,500           2,100
 *Journal Register Co..................................      56,400       1,071,600
 *JPM Co...............................................      10,200             994
 *JPS Industries, Inc..................................      10,700          53,018
 *Judge.com, Inc.......................................      16,700           9,936
 *Juno Lighting, Inc...................................         980           8,840
 *Jupiter Media Metrix, Inc............................       7,800          12,363
 K Swiss, Inc. Class A.................................      12,100         386,897
 *K2, Inc..............................................      28,675         239,436
 *Kadant, Inc..........................................      18,820         259,151
 *Kaiser Aluminum Corp.................................     114,400         212,784
 Kaman Corp. Class A...................................      34,900         510,412
 *Kana Software, Inc...................................       1,785           3,222
 Kaneb Services LLC....................................      15,800         290,246
                                                            SHARES           VALUE+
                                                            ------           ------

 *Kansas City Southern Industries, Inc.................      69,800    $    968,824
 *Kasper A.S.L., Ltd...................................       5,500           1,155
 Katy Industries, Inc..................................      10,100          32,320
 Kaydon Corp...........................................      30,700         626,280
 KB Home Corp..........................................      25,000         840,500
 *KBK Capital Corp.....................................       4,700          10,340
 *#KCS Energy, Inc.....................................      28,700          83,230
 *Keane, Inc...........................................      15,300         256,275
 *Keith Companies, Inc.................................       8,100          69,052
 Keithley Instruments, Inc.............................       2,000          34,840
 *#Kellstrom Industries, Inc...........................      18,400           2,852
 Kellwood Co...........................................      38,200         845,366
 Kelly Services, Inc...................................      11,600         245,978
 *Kendle International, Inc............................      14,600         239,440
 Kennametal, Inc.......................................      17,500         698,425
 *Kennedy-Wilson, Inc..................................      11,800          41,831
 *Kensey Nash Corp.....................................      19,300         393,527
 *Kentucky Electric Steel, Inc.........................       2,800           1,190
 Kentucky First Bancorp, Inc...........................         900          11,520
 *#Keravision, Inc.....................................      26,400             455
 *Kevco, Inc...........................................       8,300             104
 Kewaunee Scientific Corp..............................       2,000          17,700
 *Key Energy Group, Inc................................      97,000         800,250
 *Key Production Co., Inc..............................      21,304         334,473
 *Key Technology, Inc..................................       6,100          18,788
 *Key Tronic Corp......................................      15,400          40,194
 *Key3Media Group, Inc.................................      13,000          59,670
 *Keynote Systems, Inc.................................       6,600          51,645
 *Keystone Automotive Industries, Inc..................      23,040         362,074
 *Keystone Consolidated Industries, Inc................      13,000          13,520
 *kforce.com, Inc......................................      48,427         234,871
 *#KFX, Inc............................................      34,900         101,210
 Kimball International, Inc. Class B...................      41,400         593,055
 *Kimmins Corp.........................................       3,400             867
 *Kinark Corp..........................................       6,800           5,780
 *Kirby Corp...........................................      39,600       1,041,480
 *Kit Manufacturing Co.................................         300             690
 Klamath First Bancorp, Inc............................       9,900         130,779
 Knape & Vogt Manufacturing Co.........................       3,190          32,522
 *Knight Transportation, Inc...........................      28,950         803,507
 *Koala Corp...........................................      11,800          10,030
 *#Komag, Inc..........................................     120,334           5,957
 *Kontron Mobile Computing, Inc........................       8,900           8,144
 *Kopin Corp...........................................      68,700       1,109,162
 *Korn/Ferry International.............................      49,500         425,700
 *Kos Pharmaceuticals, Inc.............................      27,100         853,786
 Koss Corp.............................................       6,600         119,823
 *#Krauses Furniture, Inc..............................      23,100              69
 *Kroll, Inc...........................................      34,800         497,988
 *Kronos, Inc..........................................      29,400       1,265,964
 *#K-Tel International, Inc............................      12,700           2,921
 *K-Tron International, Inc............................       6,200          66,030
 *Kulicke & Soffa Industries, Inc......................      55,400         872,827
 *Kushner-Locke Co.....................................      16,600             581
 *K-V Pharmaceutical Co. Class A.......................      26,400         675,840
 *K-V Pharmaceutical Co. Class B.......................      12,450         351,090
 *KVH Industries, Inc..................................      10,600          63,335
 *L90, Inc.............................................       6,000           7,380
 *La Jolla Pharmceutical Co............................      50,600         429,341
 *LaBarge, Inc.........................................      18,600          61,194
 *LabOne, Inc..........................................      19,050         279,083

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THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Labor Ready, Inc.....................................      70,600    $    322,642
 Laclede Group, Inc....................................      30,200         715,740
 *LaCrosse Footwear, Inc...............................       9,000          36,990
 *Ladish Co., Inc......................................      17,400         155,382
 *Lakeland Industries, Inc.............................       2,000          18,400
 *Lakes Gaming, Inc....................................      11,475          76,309
 *Lamson & Sessions Co.................................      21,600          73,872
 Lancaster Colony Corp.................................      20,900         699,210
 Lance, Inc............................................      40,500         590,895
 *Lancer Corp..........................................      10,925          49,381
 *Landair Corp.........................................       4,100          35,117
 Landamerica Financial Group, Inc......................      19,400         475,300
 Landauer, Inc.........................................      12,200         418,460
 *Landec Corp..........................................      17,500          57,663
 *Landmark Systems, Inc................................      21,400          48,578
 Landrys Seafood Restaurants, Inc......................      31,700         622,905
 *Lands End, Inc.......................................      32,200       1,479,590
 *Landstar Systems, Inc................................      11,400         791,160
 *Larscom, Inc.........................................      11,500          13,800
 *Laser Pacific Media Corp.............................      12,200          31,232
 *#Laser Technology, Inc...............................       5,000           4,750
 *Laser Vision Centers, Inc............................      34,800          82,650
 *#Laserscope..........................................      15,100          27,029
 *#LaserSight Corp.....................................      27,800          24,742
 *Lason, Inc...........................................      27,300           3,413
 *Latitude Communications, Inc.........................      23,100          30,839
 Lawson Products, Inc..................................      12,800         341,568
 *Layne Christensen Co.................................      20,200         158,469
 *Lazare Kaplan International, Inc.....................      12,000          67,800
 La-Z-Boy, Inc.........................................      24,100         506,100
 *LBP, Inc.............................................       3,200           2,240
 *LCA-Vision, Inc......................................      64,300          54,334
 *LCC International, Inc. Class A......................      18,200         122,031
 *LeadingSide, Inc.....................................      15,100              76
 *Leapnet, Inc.........................................       7,324          13,476
 *#Learn2 Corp.........................................      36,274           5,078
 *Learning Tree International, Inc.....................      21,200         508,906
 *Lechters, Inc........................................      17,000              94
 *Lecroy Corp..........................................      12,500         205,625
 *Lectec Corp..........................................       5,000           5,500
 Ledger Capital Corp...................................       3,400          57,800
 *#LendingTree, Inc....................................      15,800          91,956
 Lennox International, Inc.............................      41,305         384,137
 Lesco, Inc............................................      13,600          96,560
 *#Level 3 Communications, Inc.........................       6,500          36,238
 *#Level 8 Systems, Inc................................      20,129          34,924
 *Lexicon Genetics, Inc................................      53,900         540,348
 Libbey, Inc...........................................      18,900         623,700
 *Liberate Technologies, Inc...........................      58,800         540,372
 Liberty Bancorp, Inc..................................       2,700          32,265
 Liberty Corp..........................................      21,800         909,060
 *Liberty Digital, Inc.................................      22,000          71,720
 Liberty Homes, Inc. Class A...........................         200           1,100
 *Liberty Livewire Corp. Class A.......................       4,280          27,884
 *LIFE Financial Corp..................................       2,400           4,044
 *Lifecell Corp........................................      17,500          42,613
 *Lifecore Biomedical, Inc.............................      20,200         211,595
 *Lifeline Systems, Inc................................       4,100          78,720
 *#LifePoint, Inc......................................      12,700          27,305
 Lifetime Hoan Corp....................................      15,062          82,540
 *Ligand Pharmaceuticals, Inc. Class B.................      60,577       1,001,338
 *Lightbridge, Inc.....................................      42,421         538,110
                                                            SHARES           VALUE+
                                                            ------           ------

 *Lightning Rod Software, Inc..........................         580    $        104
 *LightPath Technologies, Inc..........................      22,700          80,926
 Lillian Vernon Corp...................................      11,600          87,580
 Lincoln Electric Holdings.............................      29,100         649,949
 Lindsay Manufacturer Co...............................      15,700         294,375
 *Linens 'n Things, Inc................................      44,600       1,070,400
 *Lionbridge Technologies, Inc.........................      26,297          48,781
 *Lipid Sciences, Inc..................................       6,258          53,506
 Liqui Box Corp........................................       4,400         197,890
 *Liquid Audio, Inc....................................      26,000          61,230
 *Lithia Motors, Inc. Class A..........................      12,100         235,950
 *Littlefield, Adams & Co..............................         900               6
 *Littlefuse, Inc......................................      29,800         743,361
 *LLEX Oncology, Inc...................................      29,900         782,483
 *LLX Resorts, Inc.....................................       2,900          19,140
 *LMI Aerospace, Inc...................................       7,900          31,877
 LNR Property Corp.....................................      32,600         932,360
 *Lodgenet Entertainment Corp..........................      19,500         313,755
 *#Lodgian, Inc........................................      21,300           2,556
 *Loews Cineplex Entertainment Corp....................      68,100           7,832
 *#Log On America, Inc.................................         600              99
 *Logic Devices, Inc...................................      10,000          30,500
 *Logility, Inc........................................      20,900          49,115
 *Lojack Corp..........................................      25,700         136,853
 Lone Star Steakhouse & Saloon, Inc....................      41,500         581,000
 *Lone Star Technologies, Inc..........................      18,900         285,579
 Longs Drug Stores Corp................................      32,800         751,448
 Longview Fibre Co.....................................      72,300         860,370
 *#LookSmart, Ltd......................................      18,100          18,462
 Louisiana-Pacific Corp................................      30,100         231,168
 *Lowrance Electronics, Inc............................       2,200           5,830
 LSB Bancshares, Inc. NC...............................       5,156          72,571
 LSB Corp..............................................       4,300          54,288
 LSI Industries, Inc...................................      14,700         369,264
 *LTX Corp.............................................      47,900       1,021,228
 *Luby's Cafeterias, Inc...............................      32,900         233,590
 Lufkin Industries, Inc................................       8,200         213,200
 *#Luminex Corp........................................      31,200         478,764
 *Lund International Holdings, Inc.....................       2,200             385
 *Lydall, Inc..........................................      23,700         229,416
 *Lynch Corp...........................................       2,200          39,600
 *Lynch Interactive Corp...............................       4,400         268,400
 *#Lynx Therapeutics, Inc..............................      18,200          58,058
 *M & F Worldwide Corp.................................      20,700          93,564
 *M.H. Meyerson & Co., Inc.............................       8,300           7,512
 MacDermid, Inc........................................      35,400         489,582
 *Mace Security International, Inc.....................      25,100          23,845
 *Mac-Gray Corp........................................      23,100          71,264
 *Mackie Designs, Inc..................................      16,100          67,620
 *Macromedia, Inc......................................      35,240         786,204
 *Madden (Steven), Ltd.................................      19,700         236,499
 *Made2Manage Systems, Inc.............................       7,000          28,875
 Madison Gas & Electric Co.............................      25,000         665,000
 MAF Bancorp, Inc......................................      35,200       1,019,744
 *Magellan Health Services, Inc........................      39,600         417,780
 *Magna Entertainment Corp.............................      10,700          62,863
 *Magnetek, Inc........................................      37,200         338,148
 *Magnum Hunter Resources, Inc.........................      32,900         279,650
 *MAI Systems Corp.....................................       7,600           2,736
 *MAII Holdings, Inc...................................       7,900          13,983
 *Mail-Well, Inc.......................................      80,600         318,370
 *Main Street & Main, Inc..............................      16,000          84,560

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THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Main Street Bancorp, Inc..............................      13,700    $    206,733
 Maine Public Service Co...............................       1,700          48,365
 *#Major Automotive Companies, Inc.....................       4,180           2,884
 *Mallon Resources Corp................................      12,700          40,259
 *Management Network Group, Inc........................      21,100         130,398
 *Manatron, Inc........................................       1,102           4,601
 *Manchester Technologies, Inc.........................      12,600          29,673
 *Manhattan Associates, Inc............................      32,000         968,480
 Manitowoc Co., Inc....................................      36,050       1,025,623
 *Mannatech, Inc.......................................       2,600           9,633
 *Manning (Greg) Auctions, Inc.........................       9,200          15,042
 *Manugistic Group, Inc................................      41,600         489,216
 *Mapics, Inc..........................................      28,900         160,540
 *Mapinfo Corp.........................................      19,200         266,400
 Marcus Corp...........................................      21,700         300,328
 *Marimba, Inc.........................................      23,600          64,428
 Marine Products Corp..................................      22,620          92,742
 *MarineMax, Inc.......................................      17,500         137,375
 *Marisa Christina, Inc................................       6,700           5,595
 Maritrans, Inc........................................      14,900         147,510
 *Markel Corp..........................................         600         109,962
 *#Marketing Services Group, Inc.......................       6,466          21,370
 *MarketWatch.com, Inc.................................      19,800          75,537
 *MarkWest Hydrocarbon, Inc............................       8,500          49,300
 *Marlton Technologies, Inc............................       7,800           3,276
 Marsh Supermarkets, Inc. Class A......................       1,600          22,120
 Marsh Supermarkets, Inc. Class B......................       5,800          75,690
 *Martek Biosciences Corp..............................      26,700         582,995
 *Marten Transport, Ltd................................       4,200          73,290
 *#Marvel Enterprises, Inc.............................      43,800         158,118
 *Mascotech, Inc.......................................      60,200               0
 Massbank Corp.........................................       4,200         151,830
 Massey Energy Co......................................      15,000         266,550
 *Mastec, Inc..........................................      39,350         214,458
 *Matec Corp...........................................       1,650           8,036
 *Material Sciences Corp...............................      20,500         200,490
 *Matlack Systems, Inc.................................      11,800              53
 *Matria Healthcare, Inc...............................      12,900         330,434
 *Matritech, Inc.......................................      40,100          89,824
 *Matrix Bancorp, Inc..................................       9,500         100,653
 *Matrix Pharmaceutical, Inc...........................      30,000          34,050
 *Matrix Service Co....................................      10,800          74,574
 *MatrixOne, Inc.......................................      50,100         412,824
 Matthews International Corp. Class A..................      44,600       1,078,205
 *Mattson Technology, Inc..............................      47,445         348,484
 *Maui Land & Pineapple Company, Inc...................       4,300         100,792
 *Maverick Tube Corp...................................      34,500         361,905
 *Max & Ermas Restaurants, Inc.........................       3,300          39,600
 *Maxco, Inc...........................................       4,000          23,000
 *Maxicare Health Plans, Inc...........................       3,580              45
 *Maxim Pharmaceuticals, Inc...........................      18,000         122,760
 *Maximus, Inc.........................................      28,500       1,114,350
 *Maxtor Corp..........................................      47,100         277,890
 *Maxwell Shoe Company, Inc............................      11,400         162,906
 *Maxwell Technologies, Inc............................      15,800         165,189
 *Maxxam, Inc..........................................       8,700         165,300
 *Maxygen, Inc.........................................      31,700         568,064
 *Maynard Oil Co.......................................       6,200         117,490
 *Mayor's Jewelers, Inc................................      25,800          36,120
 *Mays (J.W.), Inc.....................................         200           2,251
 *Mazel Stores, Inc....................................      12,700          28,512
                                                            SHARES           VALUE+
                                                            ------           ------

 *MB Financial, Inc....................................       7,100    $    183,145
 *McAfee.com Corp......................................       5,200         123,812
 *McClain Industries, Inc..............................       1,166           1,778
 McGrath Rent Corp.....................................      12,600         317,331
 *MCK Communications, Inc..............................      16,700          23,380
 *McMoran Exploration Co...............................      22,164         150,715
 *#MCSI, Inc...........................................      19,900         412,428
 MDC Holdings, Inc.....................................      33,790       1,209,344
 *Meade Instruments Corp...............................      26,200         102,835
 *Meadow Valley Corp...................................       2,400           4,824
 Meadowbrook Insurance Group, Inc......................      11,000          20,900
 *#Measurement Specialties, Inc........................      12,900          83,850
 *Mechanical Dynamics, Inc.............................       8,100          78,894
 *Mechanical Technology, Inc...........................       4,700          12,573
 *#Med-Design Corp.....................................      11,600         196,446
 Medford Bancorp, Inc..................................      10,600         215,975
 *Media 100, Inc.......................................      17,000          24,395
 *#Media Arts Group, Inc...............................      20,600          59,740
 Media General, Inc. Class A...........................       2,400         110,472
 *MediaBay, Inc........................................      18,400           8,372
 *Medialink Worldwide, Inc.............................       7,300          23,835
 *Medical Action Industries, Inc.......................      14,200         249,920
 *Medical Advisory Systems, Inc........................       3,800          22,952
 *#Medical Resources, Inc..............................       5,235              37
 *Medicis Pharmaceutical Corp. Class A.................      15,000         886,500
 *Medicore, Inc........................................       3,800           6,631
 *Medquist, Inc........................................      40,600         977,039
 *Medstone International, Inc..........................       6,000          27,060
 *MEDTOX Scientific, Inc...............................       3,300          36,135
 *Memberworks, Inc.....................................      23,700         244,703
 *MEMC Electronic Materials, Inc.......................      63,000         236,250
 *Mens Warehouse, Inc..................................      43,600         835,812
 Mentor Corp...........................................      36,300       1,021,301
 *Mentor Graphics Corp.................................      44,900       1,018,108
 *Mercator Software, Inc...............................      33,400         247,327
 Merchants Bancshares, Inc.............................       5,500         181,775
 Merchants Group, Inc..................................       1,300          29,575
 *Mercury Air Group, Inc...............................       8,400          39,480
 *Mercury Computer Systems, Inc........................      24,100       1,112,456
 Meridian Bioscience, Inc..............................      18,900         111,983
 *Meridian Medical Technology, Inc.....................       4,600          85,330
 *Meridian Resource Corp...............................      69,000         231,150
 *MeriStar Hotels & Resorts, Inc.......................      38,200          27,886
 *Merit Medical Systems, Inc...........................      15,500         226,920
 *Merix Corp...........................................      16,200         303,264
 *Merrimac Industries, Inc.............................       2,160          19,526
 *Mesa Air Group, Inc..................................      53,700         369,188
 *Mesa Labs, Inc.......................................       4,900          29,302
 *Mesaba Holdings, Inc.................................      32,450         226,177
 *Messagemedia, Inc....................................      88,100          11,013
 *Mestek, Inc..........................................       5,400         129,600
 *Meta Group, Inc......................................      16,500          30,855
 Metals USA, Inc.......................................      54,800           8,768
 *MetaSolv Software, Inc...............................      40,100         319,597
 *Metatec Corp. Class A................................       7,800           2,964
 *Metawave Communications Corp.........................      25,500          55,973
 Methode Electronics, Inc. Class A.....................      30,500         246,593
 Met-Pro Corp..........................................      11,175         132,200
 *Metro Information Services, Inc......................      19,300         151,988
 *Metro One Telecommunications, Inc....................      27,750         955,155
 *Metrocall, Inc.......................................      33,985           1,325

                                      162
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
                                                            SHARES           VALUE+
                                                            ------           ------
 MetroCorp. Bancshares, Inc............................       7,100    $     81,650
 *Metrologic Instruments, Inc..........................       4,900          35,599
 *Metromedia International Group, Inc..................     151,100         154,122
 *Metropolitan Financial Corp..........................       4,100          13,735
 MFB Corp..............................................       1,800          36,909
 *MFRI, Inc............................................       4,900          14,945
 *MGI Pharma, Inc......................................      26,300         364,387
 MI Schottenstein Homes, Inc...........................      10,500         430,395
 *Michael Anthony Jewelers, Inc........................       7,400          21,312
 *Michaels Stores, Inc.................................       9,400         282,423
 *Micro Component Technology, Inc......................      16,252          32,748
 *Micro General Corp...................................      10,600         128,525
 *Micro Linear Corp....................................      18,700          56,848
 MicroFinancial, Inc...................................       4,000          39,560
 *Micromuse, Inc.......................................      32,300         511,309
 *Micros Systems, Inc..................................      26,700         664,296
 *Micros to Mainframes, Inc............................       7,100           9,940
 *Microsemi Corp.......................................      40,500       1,259,955
 *Micro-Therapeutics, Inc..............................      13,800          79,212
 *Microvision, Inc.....................................      13,800         193,407
 Mid America Banccorp..................................      14,214         459,112
 *Mid Atlantic Medical Services, Inc...................      67,700       1,373,633
 Midas, Inc............................................      26,000         323,700
 Middleby Corp.........................................      14,300          76,791
 Middlesex Water Co....................................       4,200         141,309
 Midland Co............................................       3,300         133,502
 Mid-State Bancshares..................................      21,300         334,836
 *Midway Airlines Corp.................................      11,800           2,065
 *Midway Games, Inc....................................      61,700         921,798
 Midwest Banc Holdings, Inc............................      12,000         235,020
 *Midwest Express Holdings, Inc........................      23,100         281,820
 Midwest Grain Products, Inc...........................      10,400         125,268
 *Mikohn Gaming Corp...................................      14,000         103,670
 Milacron, Inc.........................................      53,000         740,410
 *#Milestone Scientific, Inc...........................       8,400           5,292
 Millennium Chemicals, Inc.............................      54,000         633,960
 *Miller Industries, Inc...............................      10,480          32,488
 *Millerbuilding Systems Escrow Shares.................       3,200             960
 *Miltope Group, Inc...................................      11,000          19,085
 *MIM Corp.............................................      24,600         299,505
 Mine Safety Appliances Co.............................      17,000         623,900
 Minerals Technologies, Inc............................      25,300       1,130,910
 Minuteman International, Inc..........................       1,000           8,665
 *MIPS Technologies, Inc...............................      21,700         203,655
 *Miravant Medical Technologies........................      30,200         256,247
 *Misonix, Inc.........................................       7,100          61,664
 *Mission Resources Corp...............................      22,200          75,813
 *Mississippi Chemical Corp............................      39,142         126,429
 Mississippi Valley Bancshares, Inc....................      12,100         444,796
 *Mitcham Industries, Inc..............................      14,900          72,638
 *Mitek Systems, Inc...................................      11,400          17,727
 *Mity-Lite, Inc.......................................       7,200          59,256
 *MKS Instruments, Inc.................................      41,588         934,898
 *Mobile Mini, Inc.....................................      16,300         524,290
 *Mobius Management Systems, Inc.......................      26,000          74,490
 Mocon, Inc............................................       7,800          71,175
 *Modem Media, Inc.....................................       1,800           7,029
 Modine Manufacturing Co...............................      31,200         668,616
 *Modis Professional Services, Inc.....................      81,100         466,325
 *Modtech Holdings, Inc................................      18,857         166,602
 *Moldflow Corp........................................       7,200          92,376
 *Molecular Devices Corp...............................      18,640         371,961
                                                            SHARES           VALUE+
                                                            ------           ------

 *Monaco Coach Corp....................................      42,450    $    827,775
 *Monarch Casino and Resort, Inc.......................      10,400          80,964
 *Monarch Dental Corp..................................       1,833           4,133
 *Mondavi (Robert) Corp. Class A.......................      11,200         391,888
 *Monro Muffler Brake, Inc.............................      10,700         137,763
 *Montana Power Co.....................................      54,200         258,534
 *Monterey Bay Bancorp, Inc............................       4,300          61,598
 *Monterey Pasta Co....................................      16,400         112,012
 *Moog, Inc. Class A...................................      14,100         291,588
 *Moog, Inc. Class B...................................       3,000          82,500
 *Moore Medical Corp...................................       3,900          28,860
 *Morgan's Foods, Inc..................................         900             810
 *Morton Industrial Group, Inc. Class A................       1,000           1,240
 *Morton's Restaurant Group, Inc.......................       6,200          82,770
 *Mossimo, Inc.........................................      16,600          59,013
 *Mother's Work, Inc...................................       3,300          26,285
 *Motient Corp.........................................       9,400           4,747
 *Motor Car Parts & Accessories, Inc...................       2,500           8,063
 *Motor Cargo Industries, Inc..........................       5,700          69,170
 Movado Group, Inc.....................................      15,200         281,200
 *Movie Gallery, Inc...................................      21,600         539,244
 *#Mpower Holding Corp.................................       4,700           2,374
 *MPW Industrial Services Group........................       5,000           6,825
 *MRO Software, Inc....................................      29,300         497,661
 *MRV Communications, Inc..............................      52,400         250,472
 *MSC Industrial Direct Co., Inc. Class A..............      27,800         510,130
 *MSC Software Corp....................................      22,500         315,000
 *#MTI Technology Corp.................................      38,300          71,047
 *MTR Gaming Group, Inc................................      25,200         341,838
 MTS Systems Corp......................................      33,040         351,380
 *Mueller Industries, Inc..............................      24,500         785,225
 *Multex.com, Inc......................................      44,800         253,792
 *Multi Color Corp.....................................       1,000          22,635
 Myers Industries, Inc.................................      35,101         435,252
 *Myriad Genetics, Inc.................................      11,300         642,914
 Mystic Financial, Inc.................................       1,700          24,999
 *NABI, Inc............................................      48,300         438,081
 Nacco Industries, Inc. Class A........................       9,100         507,780
 *Nanogen, Inc.........................................      33,100         208,530
 *Nanometrics, Inc.....................................      18,100         414,762
 *Nanophase Technologies Corp..........................      18,800         120,884
 *Napco Security Systems, Inc..........................       2,150          12,524
 *Napro Biotherapeutics, Inc...........................      32,500         368,063
 Nash Finch Co.........................................      14,800         367,854
 *Nashua Corp..........................................       7,600          38,152
 *Nastech Pharmaceutical Co., Inc......................       9,900         120,038
 *NATCO Group, Inc. Class A............................      23,800         153,748
 *Nathans Famous, Inc..................................       9,900          34,452
 *National Beverage Corp...............................      20,400         228,480
 *National Dentex Corp.................................       4,600         102,442
 *National Equipment Services, Inc.....................      25,200          30,240
 *National Home Centers, Inc...........................       3,000           4,155
 *National Home Health Care Corp.......................       4,005          65,742
 *National Information Consortium, Inc.................      43,400         143,437
 National Penn Bancshares, Inc.........................      23,730         576,639
 National Presto Industries, Inc.......................       9,000         249,030
 *National Processing, Inc.............................      69,200       2,006,800
 *National Research Corp...............................       7,000          39,375
 *National RV Holdings, Inc............................      20,700         188,370
 National Service Industries, Inc......................      27,700         440,984
 *National Steel Corp. Class B.........................      26,900          31,742

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *National Technical Systems, Inc......................      13,000    $     19,240
 *National Techteam, Inc...............................      20,500          53,198
 *National Western Life Insurance Co. Class A..........       1,000         110,750
 *NationsRent, Inc.....................................      60,050           3,003
 *Natrol, Inc..........................................      10,000          29,500
 *Natural Alternatives International, Inc..............       5,400           9,585
 *Natural Wonders, Inc.................................       5,700              10
 Natures Sunshine Products, Inc........................      27,159         380,090
 *Nautica Enterprises, Inc.............................      52,100         678,863
 *Navarre Corp.........................................      32,900          40,303
 *Navidec, Inc.........................................      14,600           7,519
 *Navigant Consulting, Inc.............................      57,800         230,044
 *Navigant International, Inc..........................      18,300         196,634
 *Navigators Group, Inc................................       8,700         166,823
 NBT Bancorp...........................................      25,448         355,636
 *NBTY, Inc............................................      74,700         868,388
 NCH Corp..............................................       7,200         339,480
 *NCI Building Systems, Inc............................      23,800         324,632
 *#Nco Escrow..........................................      12,000               0
 *NCO Group, Inc.......................................      45,132         784,845
 *NCO Portfolio Management, Inc........................       1,665          10,989
 NDChealth Corp........................................      37,500       1,235,625
 *Neff Corp. Class A...................................      25,400          10,160
 Nelson (Thomas), Inc..................................      21,000         191,100
 *Neogen Corp..........................................       6,500         125,938
 *NeoMagic Corp........................................      35,900         113,803
 *#NEON Communications, Inc............................      23,500          98,348
 *NEON Systems, Inc....................................       9,700          33,271
 *Neopharm, Inc........................................      19,580         379,754
 *Neorx Corp...........................................      36,800         189,704
 *Neose Technologies, Inc..............................      23,100         687,456
 *#Neotherapeutics, Inc................................      24,000         103,200
 *Neoware Systems, Inc.................................       6,900          17,802
 *Net Perceptions, Inc.................................      23,500          32,900
 *#Net.B@nk, Inc.......................................       4,100          37,720
 *Net2Phone, Inc.......................................      27,800         151,371
 *Netegrity, Inc.......................................      34,300         564,407
 *Netguru, Inc.........................................      19,100          36,386
 *NetIQ Corp...........................................       5,660         190,544
 *Netmanage, Inc.......................................      99,700          83,250
 *Netopia, Inc.........................................      24,700         139,555
 *NetRadio Corp........................................       2,445             183
 *NetRatings, Inc......................................       9,300         130,107
 *Netro Corp...........................................      56,100         210,095
 *Netscout System, Inc.................................      35,300         320,877
 *NETsilicon, Inc......................................       4,900          16,195
 *NetSolve, Inc........................................      27,500         276,375
 *Network Equipment Technologies, Inc..................      34,500         106,950
 *#Network Plus Corp...................................      61,400          93,021
 *Netzee, Inc..........................................         687             804
 *Neurobiological Technologies, Inc....................       2,700          11,678
 *Neurocrine Biosciences, Inc..........................      30,100       1,432,158
 *Neurogen Corp........................................      21,800         416,053
 *Nevada Chemicals, Inc................................       2,500           4,188
 *New American Healthcare Corp.........................         200               2
 *New Brunswick Scientific Co., Inc....................       8,877          49,312
 *New Century Equity Holdings Corp.....................      57,700          34,909
 *New Century Financial Corp...........................      23,500         264,845
 New England Business Services, Inc....................      22,700         415,864
                                                            SHARES           VALUE+
                                                            ------           ------

 New Hampshire Thrift BancShares, Inc..................         200    $      3,075
 *New Horizons Worldwide, Inc..........................      13,600         149,464
 New Jersey Resources Corp.............................      24,200       1,136,190
 *New World Restaurant Group, Inc......................       6,000           2,010
 New York Community Bancorp Inc........................      24,836         568,496
 *Newcor, Inc..........................................       6,300           3,213
 Newmark Homes Corp....................................       8,500          92,650
 Newmil Bancorp, Inc...................................       4,700          69,866
 *Newpark Resources, Inc...............................      90,400         631,896
 Newport Corp..........................................      38,400         682,560
 *Newtek Capital, Inc..................................       2,500           8,250
 *Nexell Therapeutics, Inc.............................      12,005          24,730
 *NEXIQ Technologies, Inc..............................       5,300           7,023
 *#NextCard, Inc.......................................      11,000           8,305
 *Nexthealth, Inc......................................      10,300          50,316
 *Niagara Corp.........................................      12,200          20,435
 Nitches, Inc..........................................         785           4,612
 NL Industries, Inc....................................      24,400         348,432
 *NMS Communications Corp..............................      28,500         129,533
 *NMT Medical, Inc.....................................      16,800         101,472
 NN, Inc...............................................      17,050         152,853
 *Nobel Learning Communities, Inc......................       7,600          52,592
 *Nobility Homes, Inc..................................       6,000          50,070
 #Noble International, Ltd.............................       9,200          59,662
 *Noel Group, Inc......................................       8,000             200
 Noland Co.............................................         200           5,195
 Nordson Corp..........................................      36,300         876,827
 *Norstan, Inc.........................................      14,200          70,929
 *Nortek, Inc..........................................      16,600         347,770
 *North American Scientific, Inc.......................      11,000         176,825
 North Central Bancshares, Inc.........................       2,700          59,130
 North Pittsburgh Systems, Inc.........................      16,700         282,314
 Northeast Bancorp.....................................         900          11,606
 Northeast Pennsylvania Financial Corp.................       5,500          96,250
 Northern Technologies International Corp..............       3,000          13,245
 *#Northfield Laboratories, Inc........................      19,900         197,906
 *Northland Cranberries, Inc...........................       6,900           4,106
 Northrim Bank.........................................       7,968         114,944
 *Northwest Airlines Corp..............................         400           7,142
 Northwest Bancorp, Inc................................      66,300         723,002
 Northwest Natural Gas Co..............................      37,300         911,985
 *Northwest Pipe Co....................................       9,100         142,415
 Northwestern Corp.....................................      33,400         681,360
 *Novadigm, Inc........................................      29,600         288,600
 *#Novamed Eyecare, Inc................................      18,300          24,248
 *Novametrix Medical Systems, Inc......................      12,200          85,583
 *Novatel Wireless, Inc................................      55,200          40,296
 *Novavax, Inc.........................................      31,000         350,300
 *Novell, Inc..........................................      51,970         221,132
 *Noven Pharmaceuticals, Inc...........................      30,500         468,023
 Novitron International, Inc...........................       1,430           9,974
 *Novoste Corp.........................................      19,200         200,736
 *NPS Pharmaceuticals, Inc.............................      33,400       1,286,735
 *NQL, Inc.............................................      19,000           1,615
 *NS Group, Inc........................................      30,100         168,560
 *Nstor Technology.....................................      40,500          10,125
 *NTELOS, Inc..........................................      21,000         259,665
 *#NTL, Inc............................................      15,000          27,750
 *#NTN Communications, Inc.............................      31,193          24,954

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Nu Horizons Electronics Corp.........................      24,000    $    218,400
 *#Nucentrix Broadband Networks, Inc...................      14,200         134,190
 *NuCo2, Inc...........................................       9,200         111,734
 *Nuevo Energy Co......................................      28,100         325,960
 NUI Corp..............................................      21,592         490,138
 *Number Nine Visual Technology Corp...................       8,400              57
 *Numerex Corp. Class A................................      17,300         108,990
 *Numerical Technologies, Inc..........................      27,900         742,280
 NuSkin Enterprises, Inc...............................      48,400         384,780
 *Nutraceutical International Corp.....................      13,200          49,170
 *Nutramax Products, Inc...............................       3,300              45
 *Nutrition 21, Inc....................................      41,200          29,046
 *Nx Networks, Inc.....................................      47,900             479
 *#NYFIX, Inc..........................................      31,475         659,401
 Nymagic, Inc..........................................       8,700         165,039
 *O.I. Corp............................................       2,900          20,416
 Oak Hill Financial, Inc...............................       3,000          46,425
 *Oak Technology, Inc..................................      60,290         702,981
 *Oakley, Inc..........................................      81,600       1,064,880
 *#Oakwood Homes Corp..................................      12,200          54,290
 *OAO Technology Solutions, Inc........................      29,400          72,912
 *Obie Media Corp......................................       7,100          24,140
 *Oceaneering International, Inc.......................      37,700         767,195
 OceanFirst Financial Corp.............................      16,800         412,188
 *O'Charleys, Inc......................................      21,750         420,971
 *Ocular Sciences, Inc.................................      34,500         877,163
 *Ocwen Financial Corp.................................      96,600         715,806
 *Odetics, Inc. Class A................................         300             368
 *Odetics, Inc. Class B................................         200             365
 *#Odwalla, Inc........................................       6,600         100,485
 *Officemax, Inc.......................................     132,900         408,003
 *#Official Payments Corp..............................      19,500          39,293
 *Offshore Logistics, Inc..............................      33,800         628,849
 Oglebay Norton Co.....................................       6,400          80,512
 *Ohio Casualty Corp...................................      67,900       1,012,729
 Oil-Dri Corp. of America..............................       5,700          39,900
 *Old Dominion Freight Lines, Inc......................      10,800         131,274
 Olin Corp.............................................      54,500         900,340
 *Olympic Steel, Inc...................................      13,900          35,723
 Omega Financial Corp..................................      11,400         352,716
 *Omega Protein Corp...................................      26,500          80,825
 *Omega Worldwide, Inc.................................      19,700          31,914
 *Omni Nutraceuticals, Inc.............................      40,100           1,203
 *OmniVision Technologies, Inc.........................      22,600         136,165
 Omnova Solutions, Inc.................................       1,800          11,700
 *Omtool, Ltd..........................................      19,500          16,575
 *On Assignment, Inc...................................      34,700         658,433
 *On Command Corp......................................      49,600         162,936
 *#On Technology Corp..................................      21,100          41,462
 *One Price Clothing Stores, Inc.......................       3,057           7,902
 Oneida, Ltd...........................................      25,200         294,084
 Oneok, Inc............................................      47,400         815,280
 *OneSource Information Services, Inc..................       9,000          84,870
 *#Online Resources Corp...............................       5,200          18,720
 *Ontrack Data International, Inc......................      22,100         140,556
 *Onyx Acceptance Corp.................................       8,700          41,108
 *Onyx Pharmacueticals, Inc............................      24,800         138,012
 *Onyx Software Corp...................................      60,300         235,773
 *Opinion Research Corp................................       1,700          10,710
 *Oplink Communications, Inc...........................      53,100          91,598
 *Opta Food Ingredients, Inc...........................      13,000          14,560
                                                            SHARES           VALUE+
                                                            ------           ------

 *Opti, Inc............................................      18,600    $     55,614
 *#Optical Cable Corp..................................      28,700          33,149
 *Optical Sensors, Inc.................................       9,800           5,635
 *OpticNet, Inc........................................       5,600               0
 *Optika Imaging Systems, Inc..........................      12,000          12,360
 *Option Care, Inc.....................................      16,600         282,532
 *OraPharma, Inc.......................................      12,900          46,053
 *OraSure Technologies, Inc............................      37,800         369,117
 *Oratec Interventions, Inc............................      25,400         112,268
 *Orbit International Corp.............................       1,266           3,038
 *ORBIT/FR, Inc........................................       7,000           5,145
 *Orbital Sciences Corp................................      59,900         234,209
 *Oregon Steel Mills, Inc..............................      30,200         109,626
 Oregon Trail Financial Corp...........................       4,600          84,433
 *O'Reilly Automotive, Inc.............................      56,800       1,899,676
 *Organogenesis, Inc...................................      54,500         304,110
 *Oriole Homes Corp. Class A Convertible...............         800           1,440
 *Oriole Homes Corp. Class B...........................       2,000           3,800
 *Orleans Homebuilders, Inc............................       2,000           7,000
 *Orphan Medical, Inc..................................      13,500         126,968
 *Orthodontic Centers of America, Inc..................      30,851         871,232
 *Orthologic Corp......................................      44,600         218,317
 Oshkosh B'Gosh, Inc. Class A..........................      20,300         865,288
 Oshkosh Truck Corp. Class B...........................      24,100       1,026,540
 *OSI Pharmaceutical, Inc..............................       7,800         377,949
 *OSI Systems, Inc.....................................      13,200         244,926
 *Osmonics, Inc........................................      15,700         204,100
 *Osteotech, Inc.......................................      23,900         131,570
 *Ostex International, Inc.............................      15,000          27,750
 *OTG Software, Inc....................................      20,800         158,704
 Otter Tail Power Co...................................      37,000       1,048,210
 *Outlook Group Corp...................................       2,400          11,280
 *Outsource International, Inc.........................       6,700             117
 *Overland Data, Inc...................................      14,300         118,619
 Overseas Shipholding Group, Inc.......................      40,200         872,340
 *Overture Services, Inc...............................      46,700       1,194,353
 Owens & Minor, Inc....................................      48,600         913,680
 *#Owens Corning.......................................      53,800          89,846
 *Owens-Illinois, Inc..................................      82,900         681,438
 *Owosso Corp..........................................       6,800           3,162
 Oxford Industries, Inc................................       9,900         233,640
 *#Oxigene, Inc........................................      17,900          52,268
 *Oxis International, Inc..............................       7,900           1,225
 *OYO Geospace Corp....................................       4,700          53,228
 *P&F Industries, Inc. Class A.........................       1,300           8,353
 *#P.F. Chang's China Bistro, Inc......................      16,600         731,230
 *Pacific Aerospace and Electronics, Inc...............      25,700           2,506
 Pacific Capital Bancorp...............................      24,000         678,600
 Pacific Crest Capital, Inc............................       1,060          21,863
 *#Pacific Gateway Exchange, Inc.......................      28,000             126
 Pacific Northwest Bancorp.............................      23,800         516,936
 *Pacific Sunwear of California, Inc...................      36,000         648,180
 *#Pacificare Health Systems, Inc......................      29,200         512,606
 *Packaged Ice, Inc....................................      26,900          30,397
 *Packeteer, Inc.......................................      40,900         253,376
 *Pac-West Telecomm, Inc...............................      34,600          27,507
 *Pagasus Systems, Inc.................................      33,900         444,768
 *#Palatin Technologies, Inc...........................          62             248
 *#Paligent, Inc.......................................         347              19
 *Palm Harbor Homes, Inc...............................      31,269         752,958

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *PAM Transportation Services, Inc.....................       6,700    $     66,263
 Pamrapo Bancorp, Inc..................................       3,400          85,850
 *Panavision, Inc......................................       3,600          16,560
 *Panera Bread Co......................................      16,900         873,815
 *Pantry, Inc..........................................       9,900          57,717
 *Papa John's International, Inc.......................      26,600         686,812
 *Par Technology Corp..................................      11,200          33,880
 *Paradyne Networks Corp...............................      36,300         129,047
 *Paragon Technologies, Inc............................       4,700          38,117
 *Parallel Petroleum Corp..............................      23,500          81,780
 *Paravant, Inc........................................      22,700          54,367
 *Parexel International Corp...........................      29,400         412,335
 *Paris Corp...........................................         200             603
 Park Bancorp, Inc.....................................       1,700          29,920
 Park Electrochemical Corp.............................      22,050         556,763
 *Parker Drilling Co...................................     110,600         339,542
 *#Parkervision, Inc...................................      16,000         319,600
 *Park-Ohio Holdings Corp..............................      16,400          36,162
 Parkvale Financial Corp...............................       7,500         162,488
 *Parlex Corp..........................................       7,300          78,585
 *Parlux Fragrances, Inc...............................      15,400          26,180
 *Patient Infosystems, Inc.............................       8,800             748
 Patina Oil & Gas Corp.................................      27,034         739,110
 Patrick Industries, Inc...............................       7,900          49,415
 Patriot Bank Corp.....................................       8,700          91,742
 *Patriot Transportation Holding, Inc..................       2,500          45,863
 *Patterson-UTI Energy, Inc............................      76,480       1,550,632
 *Paula Financial, Inc.................................       6,600          11,748
 *#Paul-Son Gaming Corp................................       4,100           5,535
 *Paxar Corp...........................................      65,000         774,150
 *Paxson Communications Corp...........................      77,800         726,652
 *Payless Cashways, Inc................................         160               0
 *PC Connection, Inc...................................      35,250         552,896
 *PC Mall, Inc.........................................      13,500          46,508
 *PCD, Inc.............................................      12,000          24,000
 *P-Com, Inc...........................................      11,800           2,655
 *PC-Tel, Inc..........................................      20,500         178,760
 *PDI, Inc.............................................      18,000         332,730
 *PDS Financial Corp...................................       1,100           3,498
 *#PEC Solutions, Inc..................................      28,500       1,023,578
 *Pediatric Services of America, Inc...................       4,800          37,656
 *Pediatrix Medical Group, Inc.........................      22,600         794,390
 *Peerless Manufacturing Co............................       3,200          58,832
 *Peerless Systems Corp................................      17,900          24,344
 *Pegasus Communications Corp. Class A.................      32,800         351,124
 *Pegasystems, Inc.....................................      42,700         166,957
 *Pemco Aviation Group, Inc............................         950          12,906
 Penford Corp..........................................      10,400         127,868
 Penn Engineering & Manufacturing Corp. Class A........       1,200          20,040
 Penn Engineering & Manufacturing Corp. Non-Voting.....      15,000         242,400
 *Penn National Gaming, Inc............................      24,000         614,280
 *#Penn Traffic Co.....................................          93             430
 *Penn Treaty American Corp............................       8,500          34,425
 Penn Virginia Corp....................................      10,500         330,225
 Penn-America Group, Inc...............................      10,000          98,200
 Pennfed Financial Services, Inc.......................      11,100         228,882
 *Pentacon, Inc........................................      16,900           5,324
 Penton Media, Inc.....................................      38,200         240,278
 *Penwest Pharmaceuticals Co...........................      17,000         289,595
                                                            SHARES           VALUE+
                                                            ------           ------

 Peoples Bancorp, Inc..................................         300    $      4,860
 *Peoples Bancshares, Inc. Massachusetts...............       4,300          91,139
 Pep Boys - Manny, Moe & Jack..........................      89,900       1,492,340
 *Perceptron, Inc......................................      12,550          17,758
 *#Performance Food Group Co...........................      36,800       1,253,224
 *Performance Technologies, Inc........................      21,200         252,704
 *Pericom Semiconductor Corp...........................      29,800         454,301
 *Perini Corp..........................................      23,700         160,686
 *Perrigo Co...........................................     102,500       1,278,688
 *Perry Ellis International, Inc.......................       8,700          69,035
 *Per-Se Technologies, Inc.............................      47,800         414,904
 *Personnel Group of America, Inc......................      31,800          23,850
 *Pervasive Software, Inc..............................      20,800          49,296
 *Petrocorp, Inc.......................................       6,900          62,652
 *Petroleum Development Corp...........................      25,800         151,575
 *PetSmart, Inc........................................     149,900       1,313,874
 PFF Bancorp, Inc......................................      18,100         487,343
 *#Pfsweb, Inc.........................................      16,142          14,770
 *Pharmaceutical Products Development Service Co.......      64,540       1,556,705
 *Pharmaceutical Resources, Inc........................      36,600       1,262,700
 *Pharmacopeia, Inc....................................      36,700         541,325
 *Pharmacyclics, Inc...................................      19,300         492,536
 *#Pharmanetics, Inc...................................      12,100          91,355
 *PharmaPrint, Inc.....................................      13,900             118
 *Pharmchem Laboratories, Inc..........................       7,500           9,413
 *Phar-Mor, Inc........................................      14,200             710
 *Pharmos Corp.........................................       6,200          14,105
 *Philadelphia Consolidated Holding Corp...............      19,600         679,042
 Philadelphia Suburban Corp............................      13,800         413,586
 Phillips-Van Heusen Corp..............................      43,700         480,700
 *Phoenix Gold International, Inc......................       1,000           1,125
 *Phoenix Technologies, Ltd............................      41,500         447,578
 *Phonetel Technologies, Inc...........................         112               2
 *Photo Control Corp...................................       1,000           2,270
 *Photoelectron Corp...................................       8,600          29,240
 *#PhotoMedex, Inc.....................................      14,400          13,032
 *Photon Dynamics, Inc.................................      20,200         790,325
 *PhotoWorks, Inc......................................      26,300           3,288
 *Photronics, Inc......................................      39,700       1,056,020
 *#Physiometrix, Inc...................................       8,600           5,074
 *Piccadilly Cafeterias, Inc...........................      14,700          29,400
 *Pico Holdings, Inc...................................      21,600         291,276
 Piedmont Natural Gas Co...............................      35,600       1,196,160
 Pier 1 Imports, Inc...................................      62,100         897,966
 *Pierre Foods, Inc....................................       7,600          10,070
 Pilgrim's Pride Corp..................................      12,900         126,678
 Pilgrims Pride Corp. Class B..........................      38,600         546,190
 *#Pillowtex Corp......................................      18,017           1,531
 *Pilot Network Services, Inc..........................      21,300             373
 *Pinnacle Entertainment, Inc..........................      39,400         274,618
 *Pinnacle Systems, Inc................................      56,100         310,794
 Pioneer Standard Electronics, Inc.....................      49,300         555,611
 Pitt-Des Moines, Inc..................................       9,600         307,200
 Pittston Brink's Group................................      32,618         672,257
 *Pizza Inn, Inc.......................................      11,600          20,648
 *Plains Resources, Inc................................      29,200         708,100
 *Planar Systems, Inc..................................      17,200         330,584
 *PlanetCAD, Inc.......................................      15,350           2,456
 *Plantronics, Inc.....................................      32,900         804,076

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *PlanVista Corp.......................................      17,500    $     88,375
 *Plato Learning, Inc..................................      17,866         250,392
 *#Play By Play Toys and Novelties, Inc................       5,900              83
 *Playboy Enterprises, Inc. Class A....................       6,600          82,104
 *Playboy Enterprises, Inc. Class B....................      32,300         473,195
 *Playtex Products, Inc................................      75,300         750,741
 *Plexus Corp..........................................      29,200         879,066
 *#Pliant Systems, Inc.................................      10,600             286
 *PLX Technology, Inc..................................      25,600         353,152
 *Plymouth Rubber, Inc. Class B........................         200             200
 *PMCC Financial Corp..................................       2,600             390
 PMR Corp..............................................       7,500          15,825
 Pocahontas Bancorp, Inc...............................       7,700          65,104
 #Pogo Producing Co....................................      18,300         432,795
 *Point West Capital Corp..............................       3,400             179
 *Point.360............................................      12,200           7,381
 Polaris Industries, Inc...............................      15,000         794,250
 *Polycom, Inc.........................................       6,109         211,219
 *#Polymedica Industries, Inc..........................      15,900         365,780
 Polymer Group, Inc....................................      46,900          40,803
 Polyone Corp..........................................     114,000       1,145,700
 *Pomeroy Computer Resource, Inc.......................      19,500         294,450
 Pope & Talbot, Inc....................................      20,400         270,912
 *Porta Systems Corp...................................      12,300           1,476
 *Portal Software, Inc.................................      67,300         128,543
 *Possis Medical, Inc..................................      26,500         457,920
 Potlatch Corp.........................................      19,400         540,484
 *Powell Industries, Inc...............................      10,900         224,050
 *Power Intergrations, Inc.............................      37,600         858,220
 *PowerCerv Corp.......................................       1,755           1,360
 *Power-One, Inc.......................................      33,700         336,495
 *Powerwave Technologies, Inc..........................      48,800         822,524
 *PPT Vision, Inc......................................       6,800           9,554
 *PracticeWorks, Inc...................................      11,725          93,800
 *Premier Financial Bancorp............................       7,100          60,883
 *#Premier Laser Systems, Inc. Class A.................       9,900              59
 *#Pre-Paid Legal Services, Inc........................      31,550         602,605
 *Preserver Group, Inc.................................         700           3,780
 Presidential Life Corp................................      41,900         828,363
 *Presstek, Inc........................................      45,600         307,116
 *Preview Systems, Inc.................................       6,200             775
 *Previo, Inc..........................................       7,075           9,693
 *PRI Automation, Inc..................................      30,200         569,572
 *Price Communications Corp............................      60,500       1,110,175
 *Price Legacy Corp....................................      29,734          93,662
 *Priceline.com, Inc...................................     116,500         490,465
 *Pricesmart, Inc......................................       4,400         131,120
 *Pride International, Inc.............................      44,600         570,880
 *Prima Energy Corp....................................      20,362         445,622
 *Prime Hospitality Corp...............................      69,300         695,772
 *Prime Medical Services, Inc..........................      21,100          90,836
 *PRIMEDIA, Inc........................................      50,938         109,007
 *Primix Solutions, Inc................................      20,500           2,563
 *Primus Knowledge Solutions, Inc......................      23,000          16,675
 *#Primus Telecommunications Group, Inc................      13,500           6,143
 *Princeton Video Image, Inc...........................      13,800          33,741
 *Printronix, Inc......................................       8,900          82,103
 *Printware, Inc.......................................       4,000           9,700
 *Priority Healthcare Corp.............................      10,476         346,232
 *Private Business, Inc................................         945           1,715
 *Proassurance Corp....................................      34,450         509,860
                                                            SHARES           VALUE+
                                                            ------           ------

 *ProBusiness Services, Inc............................      35,200    $    712,976
 *#Procom Technology, Inc..............................      18,300          46,116
 *Procurenet, Inc......................................      19,700               0
 *#Profit Recovery Group International, Inc............      53,400         408,243
 *Progenics Pharmaceuticals, Inc.......................      18,500         281,848
 *Programmers Paradise, Inc............................       6,600          22,242
 Progress Financial Corp...............................       7,560          51,862
 *Progress Software Corp...............................      57,000         977,265
 Promistar Financial Corp..............................      28,088         661,472
 *Prophet 21, Inc......................................       5,100          50,235
 *ProQuest Co..........................................      26,200         816,130
 *ProsoftTraining.com..................................      28,900          19,797
 *Protection One, Inc..................................      89,500         214,800
 *Provant, Inc.........................................      28,000          17,220
 *Provell, Inc.........................................       8,800          13,860
 Providence & Worcester Railroad Co....................       1,600          11,280
 Provident Bancorp, Inc................................       5,200         127,920
 Provident Bankshares Corp.............................      41,377         952,705
 Provident Financial Group, Inc........................      18,100         412,499
 *Provident Financial Holdings, Inc....................       5,100         129,413
 Providian Financial Corp..............................      43,400         115,878
 *#Province Healthcare Co..............................      34,650       1,015,418
 *Proxim, Inc..........................................      35,600         393,024
 *#ProxyMed, Inc.......................................       1,320          18,355
 *PSC, Inc.............................................      18,900          11,624
 *PSS World Medical, Inc...............................      99,600         924,786
 Psychemedics Corp.....................................      32,600         122,250
 *PTEK Holdings, Inc...................................      66,700         225,113
 Public Service Co. of New Mexico......................      45,300       1,177,800
 Pulaski Financial Corp................................       3,100          52,080
 Pulitzer, Inc.........................................       1,900          90,915
 Pulte Corp............................................      12,175         477,869
 *Puma Technology, Inc.................................      47,600         159,222
 *Pure Resources, Inc..................................      16,563         314,697
 *Pure World, Inc......................................      10,700          10,112
 *PW Eagle, Inc........................................       9,400          39,574
 *PYR Energy Corp......................................      12,500          26,375
 #Pyramid Breweries, Inc...............................       5,700          12,911
 *Qad, Inc.............................................      44,600         121,981
 *QEP Co., Inc.........................................       2,125           8,298
 *QRS Corp.............................................      20,500         243,335
 *QuadraMed Corp.......................................      33,706         242,009
 Quaker Chemical Corp..................................      11,400         231,420
 *Quaker City Bancorp, Inc.............................       2,187          63,314
 *Quaker Fabric Corp...................................      24,250         172,781
 *Quality Dining, Inc..................................      13,700          29,113
 *Quality Systems, Inc.................................       8,000         119,200
 Quanex Corp...........................................      20,800         560,976
 *Quanta Services, Inc.................................      13,500         209,925
 *Quentra Network Systems, Inc.........................      21,600             119
 *Questcor Pharmaceuticals, Inc........................      26,800          34,572
 *Questron Technology, Inc.............................       6,700           2,714
 *Quicklogic Corp......................................      21,000          83,055
 *Quidel Corp..........................................      39,300         281,781
 *#Quigley Corp........................................      12,000          18,060
 *Quiksilver, Inc......................................      33,800         488,410
 *Quipp, Inc...........................................       2,400          34,668
 Quixote Corp..........................................      10,400         244,244
 *#Quokka Sports, Inc..................................       1,128             102
 *Quovadx, Inc.........................................      24,225         251,456
 *R & B, Inc...........................................       9,800          48,755

                                      167
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THE U.S. SMALL CAP SERIES

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *R H Donnelley Corp...................................      46,400    $  1,296,880
 *Racing Champions Corp................................      19,100         195,871
 *Radiance Medical Systems, Inc........................      19,200          22,080
 *Radiant Systems, Inc.................................      44,100         409,028
 *Radio One, Inc.......................................       8,900         142,623
 *Radiologix, Inc......................................      21,200         171,720
 *RadiSys Corp.........................................      19,062         290,219
 *Radyne ComStream, Inc................................       9,500          45,220
 *Rag Shops, Inc.......................................       2,415           5,736
 *Railamerica, Inc.....................................      29,700         385,358
 *RailWorks Corp.......................................      16,300           2,201
 *Rainbow Rentals, Inc.................................       8,300          66,359
 *Rainbow Technologies, Inc............................      31,600         192,286
 *Ralcorp Holdings, Inc................................      42,100         860,945
 *#Rambus, Inc.........................................      82,400         702,048
 *Ramsay Youth Services, Inc...........................       3,900          14,664
 *Range Resources Corp.................................      74,400         311,736
 *Rare Hospitality International, Inc..................      23,821         466,544
 Raven Industries, Inc.................................       7,800         168,675
 *Ravisent Technologies, Inc...........................       7,800          15,171
 *Rawlings Sporting Goods, Inc.........................      12,700          34,544
 Rayonier, Inc.........................................      14,200         649,366
 *Rayovac Corp.........................................      48,600         844,668
 *Raytech Corp.........................................       2,400           4,680
 *Raytel Medical Corp..................................       3,466          17,763
 *RCM Technologies, Inc................................      16,300          67,971
 *#RCN Corp............................................      55,600         190,152
 *RDO Equipment Co. Class A............................       7,400          21,608
 *Reading Entertainment, Inc...........................       8,600          15,437
 *Read-Rite Corp.......................................     115,600         773,942
 *RealNetworks , Inc...................................      29,100         191,624
 *Recoton Corp.........................................      18,800         250,698
 *Red Hat, Inc.........................................      59,800         475,410
 *Redback Networks, Inc................................      31,500         131,985
 *#Redhook Ale Brewery, Inc............................       7,900          12,719
 Redwood Empire Bancorp................................       6,300         162,666
 *Reebok International, Ltd............................      20,900         486,134
 *Reeds Jewelers, Inc..................................         440             451
 Regal Beloit Corp.....................................      30,300         663,570
 *Regeneron Pharmaceuticals, Inc.......................      31,400         868,681
 *Regent Communications, Inc...........................      65,500         410,685
 Regis Corp............................................      65,200       1,543,610
 *Register.Com, Inc....................................      38,800         358,124
 *Rehabcare Group, Inc.................................      23,600         626,580
 *Rehabilicare, Inc....................................      11,600          39,324
 *Reliability, Inc.....................................       9,900          27,077
 Reliance Steel & Aluminum Co..........................      41,900       1,022,360
 *Reliv International, Inc.............................       7,750           9,494
 *Relm Wireless Corp...................................       7,600           8,854
 *Remec, Inc...........................................      49,350         553,460
 *RemedyTemp, Inc......................................       9,900         107,663
 *Remington Oil & Gas Corp.............................      34,400         563,816
 *Renaissance Learning, Inc............................      44,500       1,112,278
 *Renaissance Worldwide, Inc...........................      64,900         125,582
 *Renal Care Group, Inc................................       1,800          57,726
 *#Rent-A-Center, Inc..................................      33,000       1,003,365
 *Rentrak Corp.........................................      14,800          64,602
 *Rent-Way, Inc........................................      34,500         215,625
 *Repligen Corp........................................      36,000          86,580
 *#Reptron Electronics, Inc............................      10,000          31,250
 Republic Bancorp, Inc.................................      76,508       1,036,687
 Republic Bancorp, Inc. Class A........................      18,900         234,549
                                                            SHARES           VALUE+
                                                            ------           ------

 *Republic Bankshares, Inc.............................      15,700    $    210,930
 *Republic First Bancorp, Inc..........................       7,234          37,761
 *Res-Care, Inc........................................      34,750         299,198
 *#ResMed, Inc.........................................       5,300         310,050
 *Resonate, Inc........................................      34,300          87,637
 *ResortQuest International, Inc.......................      22,100         111,826
 Resource America, Inc.................................      32,700         284,654
 Resource Bancshares Mortgage Group, Inc...............      28,408         289,193
 *Respironics, Inc.....................................      44,100       1,395,104
 *Restoration Hardware, Inc............................      24,500         159,863
 *Retek, Inc...........................................       6,600         188,364
 *#Revlon, Inc.........................................      27,700         193,900
 *Rex Stores Corp......................................      15,600         327,600
 *Rexhall Industries, Inc..............................       1,771          10,493
 *RF Monolithics, Inc..................................      11,300          25,538
 RGS Energy Group, Inc.................................       3,800         145,616
 *#Rhythms NetConnections, Inc.........................       8,900              67
 *#Ribozyme Pharmaceuticals, Inc.......................      25,200         106,218
 *Rica Foods, Inc......................................       1,300           4,030
 Richardson Electronics, Ltd...........................      15,200         182,020
 *Rigel Pharmaceuticals, Inc...........................      36,300         200,376
 Riggs National Corp...................................      50,400         734,580
 *Right Management Consultants, Inc....................      14,175         268,758
 *Right Start, Inc.....................................       6,900          36,398
 *Rightchoice Managed Care, Inc........................       2,400         167,160
 *Rimage Corp..........................................      10,200          79,560
 *Rita Medical Systems, Inc............................      14,400          69,768
 *Riverside Group, Inc.................................       1,000             110
 Riverview Bancorp, Inc................................       6,400          77,760
 Rivianna Foods, Inc...................................      18,100         322,723
 *Riviera Holdings Corp................................       5,000          18,250
 RLI Corp..............................................      14,100         549,759
 *RMH Teleservices, Inc................................      13,400         233,294
 *Roadhouse Grill, Inc.................................      11,600           4,582
 Roadway Express, Inc..................................      24,700         737,542
 Roanoke Electric Steel Corp...........................      15,300         214,506
 Robbins & Myers, Inc..................................      15,300         363,375
 *Robocom Systems, Inc.................................         800              34
 *Robotic Vision Systems, Inc..........................      52,800          55,704
 *Rochester Medical Corp...............................       7,400          43,993
 *Rock of Ages Co......................................       5,000          25,200
 Rock-Tenn Co. Class A.................................      27,300         384,930
 *Rocky Mountain Chocolate Factory, Inc................       1,900          27,265
 *Rocky Shoes & Boots, Inc.............................       4,900          29,792
 *Rofin-Sinar Technologies, Inc........................      18,500         157,898
 *Rogers Corp..........................................      23,900         764,322
 *Rogue Wave Software, Inc.............................      17,100          55,490
 *Rohn Industries, Inc.................................      84,400         153,186
 Rollins, Inc..........................................      42,000         810,600
 Roper Industries, Inc.................................       2,600         109,200
 *Rottlund, Inc........................................       2,300          13,570
 Rouge Industries, Inc. Class A........................      19,500          19,305
 Rowe Furniture Corp...................................      16,900          21,970
 *Roxio, Inc...........................................       1,629          23,539
 *Royal Appliance Manufacturing Co.....................      21,700         108,500
 Royal Bancshares of Pennsylvania Class A..............       3,980          71,282
 *Royal Energy, Inc....................................       2,645          15,010
 Royal Gold, Inc.......................................      23,200         125,164
 *Royal Precision, Inc.................................         550             853

                                      168
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THE U.S. SMALL CAP SERIES

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
                                                            SHARES           VALUE+
                                                            ------           ------
 RPC, Inc..............................................      37,700    $    578,695
 RPM, Inc..............................................      54,000         746,280
 *RSA Security, Inc....................................      37,900         597,873
 *RTI International Metals, Inc........................      25,100         224,645
 *RTW, Inc.............................................      15,100          39,789
 *Rubio's Restaurants, Inc.............................       5,500          17,160
 Ruby Tuesday, Inc.....................................      73,400       1,431,300
 Ruddick Corp..........................................      62,500         971,875
 *Rudolph Technologies, Inc............................       6,000         223,530
 *Rural Cellular Corp. Class A.........................      12,500         302,938
 *Rural/Metro Corp.....................................      14,000           5,460
 *Rush Enterprises, Inc................................       7,200          49,788
 Russ Berrie & Co., Inc................................      27,800         821,490
 Russell Corp..........................................      37,700         491,985
 *RWD Technologies, Inc................................      17,400          42,108
 *Ryans Family Steak Houses, Inc.......................      52,200       1,041,390
 Ryder System, Inc.....................................      37,700         772,850
 Ryerson Tull, Inc.....................................      37,100         415,520
 Ryland Group, Inc.....................................      15,700         942,785
 *S&K Famous Brands, Inc...............................       6,500          57,525
 S&T Bancorp, Inc......................................      36,100         863,512
 *S1 Corp..............................................      65,101         964,797
 *Saba Software, Inc...................................      48,100         275,613
 *Safeguard Scientifics, Inc...........................      68,800         288,272
 *SafeNet, Inc.........................................      10,500         142,958
 *Safety Components International, Inc.................         118             856
 *Saga Communications, Inc. Class A....................      20,100         381,699
 *SAGA Systems, Inc. Escrow Shares.....................      48,819               0
 *Sage, Inc............................................      10,618         338,927
 *Saks, Inc............................................      41,800         342,760
 *#Salton/Maxim Housewares, Inc........................      18,900         318,654
 *Samsonite Corp.......................................      22,318          35,374
 *San Filippo (John B.) & Son, Inc.....................       5,000          33,375
 *Sanchez Computer Associates, Inc.....................      37,200         308,574
 *Sanders Morris Harris Group, Inc.....................       1,400           5,635
 Sanderson Farms, Inc..................................      19,200         306,240
 *Sandisk Corp.........................................      36,200         511,868
 *Sands Regent Casino Hotel............................       2,000           5,030
 Sandy Spring Bancorp, Inc.............................       1,000          41,220
 *Sangstat Medical Corp................................      29,100         576,617
 *Sapient Corp.........................................      34,500         213,900
 *Satcon Technology Corp...............................      21,900         120,450
 *Saucony, Inc. Class A................................       3,500          18,165
 *Saucony, Inc. Class B................................       4,600          23,713
 Sauer, Inc............................................      49,900         374,250
 *SBA Communications Corp..............................       9,500         112,575
 *SBE, Inc.............................................       4,200           3,339
 *SBS Technologies, Inc................................      19,100         238,655
 *#ScanSoft, Inc.......................................      55,418         231,093
 *ScanSource, Inc......................................       9,000         384,390
 Schawk, Inc. Class A..................................      25,200         260,820
 *Scheid Vineyards, Inc................................       2,900           9,570
 *Schein (Henry), Inc..................................      43,200       1,734,480
 *#Schick Technologies, Inc............................       9,000           8,055
 *Schieb (Earl), Inc...................................       2,200           3,762
 *Schlotzskys, Inc.....................................       9,600          55,536
 *Schmitt Industries, Inc..............................      10,300           4,635
 Schnitzer Steel Industries, Inc. Class A..............       7,200          93,096
 *Scholastic Corp......................................       8,400         365,232
 *Schuff Steel Co......................................       7,000          17,640
 *Schuler Homes, Inc...................................      24,900         452,184
                                                            SHARES           VALUE+
                                                            ------           ------

 Schulman (A.), Inc....................................      49,200    $    640,830
 Schweitzer-Maudoit International, Inc.................      20,100         434,160
 *Sciclone Pharmaceuticals, Inc........................      50,600         140,415
 *Scient, Inc..........................................      25,000          10,625
 *Scientific Games Corp................................      59,058         421,674
 *#Scientific Learning Corp............................       4,400           5,280
 Scientific Technologies, Inc..........................       6,700          31,892
 *Scios-Nova, Inc......................................      58,487       1,604,006
 *SCM Microsystems, Inc................................      17,400         275,268
 *Scotts Co. Class A...................................      19,100         836,771
 *SCP Pool Corp........................................      38,800       1,002,204
 SCPIE Holdings, Inc...................................      14,700         294,735
 Seaboard Corp.........................................       1,400         382,200
 *Seachange International, Inc.........................      36,100       1,068,741
 Seacoast Banking Corp. Class A........................       1,500          66,413
 Seacoast Financial Services Corp......................       5,746          92,223
 *Seacor Smit, Inc.....................................      26,100       1,017,639
 *Secom General Corp...................................         140             230
 Second Bancorp, Inc...................................      13,000         282,425
 *Secure Computing Corp................................      37,300         811,275
 *Security Associates International, Inc...............       5,700          10,859
 *SED International Holdings, Inc......................       9,450           7,655
 *Sedona Worldwide, Inc................................       2,502             275
 *SEEC, Inc............................................       9,800          14,553
 *Segue Software, Inc..................................      23,400          48,555
 *Seitel, Inc..........................................      38,400         450,816
 Selas Corp. of America................................       4,750          10,165
 *#Select Comfort Corp.................................      13,400          26,599
 *Selectica, Inc.......................................      33,300         130,869
 Selective Insurance Group, Inc........................      37,500         880,313
 SEMCO Energy, Inc.....................................      28,500         344,850
 *Semitool, Inc........................................      42,400         483,572
 *SEMX Corp............................................       9,800          24,941
 *Seneca Foods Corp. Class A...........................         200           2,630
 *Seneca Foods Corp. Class B...........................       1,300          17,050
 Sensient Technologies Corp............................      33,700         602,893
 *Sequa Corp. Class A..................................       7,800         363,480
 *Sequa Corp. Class B..................................       2,600         141,310
 *Sequenom, Inc........................................      19,600         172,872
 *SeraCare Life Sciences, Inc..........................       4,080          17,646
 *SERENA Software, Inc.................................      41,500         975,250
 *Serologicals Corp....................................      27,250         559,988
 *Service Corp. International..........................      69,200         406,204
 *ServiceWare Technologies, Inc........................       6,100           1,464
 *Servotronics, Inc....................................       1,100           5,665
 Sevenson Environmental Services, Inc..................       2,288          34,606
 *Shared Technologies Cellular, Inc....................      10,100             404
 *Sharper Image Corp...................................      19,300         165,305
 *Shaw Group, Inc......................................      39,500       1,062,155
 *Sheffield Medical Technologies, Inc..................      39,050         135,894
 *#Sheldahl, Inc.......................................      17,000           9,775
 *Shells Seafood Restaurants, Inc......................       4,400             902
 *Shiloh Industries, Inc...............................      10,100          19,897
 *Shoe Carnival, Inc...................................      18,100         222,811
 *Shoe Pavilion, Inc...................................       6,200           6,417
 *Sholodge, Inc........................................       5,800          25,375
 *#Shop At Home, Inc...................................      44,100         133,844
 *Shopko Stores, Inc...................................      55,400         516,328
 *Shuffle Master, Inc..................................      22,725         407,346
 *Siebert Financial Corp...............................      30,000         125,700
 *Sierra Health Services, Inc..........................      35,136         314,467

                                      169
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THE U.S. SMALL CAP SERIES

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Sierra Pacific Resources..............................      44,000    $    651,200
 *Sifco Industries, Inc................................       5,400          27,000
 *Sigma Designs, Inc...................................      26,100          48,285
 *Sigmatron International, Inc.........................       2,200           2,420
 *Signal Technology Corp...............................      12,700          54,674
 *SignalSoft Corp......................................      23,700          71,693
 *Signature Eyewear, Inc...............................       3,600             612
 *Silgan Holdings, Inc.................................      15,000         328,200
 *#Silicon Graphics, Inc...............................     242,500         518,950
 *#Silicon Laboratories, Inc...........................      22,400         577,696
 *Silicon Storage Technology, Inc......................      57,100         704,043
 *Silicon Valley Bancshares............................      15,700         396,347
 *Silver Stream Software, Inc..........................      25,300         155,595
 *Silverleaf Resorts, Inc..............................      14,900             969
 Simmons First National Corp. Class A..................       4,550         146,101
 *Simon Transportation Services, Inc...................       6,100           7,381
 *Simon Worldwide, Inc.................................      22,700           2,838
 *SimpleTech, Inc......................................      20,200          55,247
 *Simpson Manufacturing Co., Inc.......................      13,100         679,890
 *Simula, Inc..........................................      17,300          92,209
 *Sinclair Broadcast Group, Inc. Class A...............      32,700         259,148
 *#Sipex Corp..........................................      32,100         324,050
 *Sitel Corp...........................................     115,100         231,351
 SJW Corp..............................................       3,600         316,800
 *Skechers U.S.A., Inc. Class A........................      16,700         221,275
 *SkillSoft Corp.......................................      17,900         429,242
 Skyline Corp..........................................      11,300         343,520
 Skywest, Inc..........................................      47,900       1,116,549
 *SL Industries, Inc...................................       9,200          73,600
 SLI, Inc..............................................      59,600         193,700
 *Smart & Final Food, Inc..............................      32,900         335,251
 *SmartDisk Corp.......................................       9,100          12,922
 Smith (A.O.) Corp.....................................      22,900         409,452
 Smith (A.O.) Corp. Convertible Class A................       3,750          67,313
 *#Smith Micro Software, Inc...........................      23,800          23,919
 *Smithway Motor Express Corp. Class A.................       4,700           7,873
 *Socrates Technolgies Corp............................      18,400              95
 *Softnet Systems, Inc.................................      45,000          77,850
 *Software Spectrum, Inc...............................       3,900          57,525
 *Sola International, Inc..............................      31,100         560,422
 *Somera Communications, Inc...........................       4,100          26,507
 *Sonic Automotive, Inc................................      42,500         843,625
 *Sonic Corp...........................................      43,350       1,411,476
 *#Sonic Foundry, Inc..................................      40,300         111,631
 *Sonic Solutions......................................      15,800          22,515
 *SONICblue, Inc.......................................      85,666         190,179
 *Sonosight, Inc.......................................       3,633          89,989
 *Sonus Pharmaceuticals, Inc...........................      11,800          83,780
 *#Sorrento Networks Corp..............................      18,500          79,365
 *SOS Staffing Services, Inc...........................      15,300          16,142
 *Sotheby's Holdings, Inc. Class A.....................      33,100         431,955
 *#Source Information Management, Inc..................      20,900          78,271
 *Source Media, Inc....................................      27,400           1,918
 South Financial Group, Inc............................      51,427         832,860
 South Jersey Industries, Inc..........................      16,000         539,200
 Southern Banc Company, Inc............................         200           2,100
 *Southern Energy Homes, Inc...........................      11,925          22,181
 *Southern Union Co....................................      44,271         774,743
 *Southwall Technologies, Inc..........................      11,000          64,185
                                                            SHARES           VALUE+
                                                            ------           ------

 Southwest Bancorp, Inc................................       6,000    $    106,770
 *Southwest Bancorporation of Texas, Inc...............      38,400       1,046,976
 Southwest Gas Corp....................................      37,900         780,740
 #Southwest Securities Group, Inc......................      27,918         565,340
 Southwest Water Co....................................      12,731         180,398
 *Southwestern Energy Co...............................      29,900         333,385
 *#Spacehab, Inc.......................................      15,800          16,511
 *Spacelabs Medical, Inc...............................      15,300         158,738
 Span-American Medical System, Inc.....................       2,400          13,380
 *Spanish Broadcasting System, Inc.....................      42,200         366,296
 *SPAR Group, Inc......................................       1,500           3,180
 Spartan Motors, Inc...................................      15,200          88,920
 *Spartan Stores, Inc..................................       8,700         112,926
 Spartech Corp.........................................      32,100         622,740
 *Sparton Corp.........................................       7,200          51,480
 *Special Metals Corp..................................      16,100          35,018
 *Specialty Laboratories, Inc..........................      11,400         239,970
 *SpectraLink Corp.....................................      32,700         548,379
 *Spectranetics Corp...................................      34,202         127,573
 *Spectra-Physics Laser, Inc...........................      24,800         436,852
 *#Spectrasite Holdings, Inc...........................      45,300         137,486
 *#Spectrian Corp......................................      15,000         135,975
 *Spectrum Control, Inc................................      17,400         103,965
 *SpectRx, Inc.........................................       8,900          60,075
 *SpeechWorks International, Inc.......................      24,800         205,840
 *SpeedFam-IPEC, Inc...................................      46,652         150,686
 *Speedway Motorsports, Inc............................      28,600         664,664
 *Speizman Industries, Inc.............................       2,900           1,885
 *Spherion Corp........................................      66,900         598,755
 *#Spherix, Inc........................................      17,000         159,375
 *Sphinx International, Inc............................      10,550           9,706
 Spiegel, Inc. Class A Non-Voting......................       9,800          44,443
 *Spinnaker Exploration Co.............................      24,700       1,024,309
 *Spinnaker Industries, Inc............................       4,000           7,600
 *Spire Corp...........................................       9,200          34,500
 *Sport Chalet, Inc....................................       2,700          23,423
 *Sport Supply Group, Inc..............................      11,200          11,312
 *Sport-Haley, Inc.....................................       4,900          14,039
 *Sports Authority, Inc................................      41,400         231,840
 *Sports Club Co., Inc.................................      20,100          55,376
 *SportsLine USA, Inc..................................      33,400          97,027
 *Sportsman's Guide, Inc...............................       5,100          15,377
 *SPS Technologies, Inc................................      16,500         541,200
 *SPSS, Inc............................................      21,029         370,531
 *SRF/Surgical Express, Inc............................       6,100          91,744
 *SRS Labs, Inc........................................      16,800          40,488
 *SS&C Technologies, Inc...............................      17,300         133,556
 *SSE Telecom, Inc.....................................       7,700             154
 *#SSP Solutions, Inc..................................       2,200           8,866
 St. Francis Capital Corp..............................      13,200         298,650
 St. Mary Land & Exploration Co........................      43,600         831,888
 *Staar Surgical Co....................................      24,800         100,936
 Staff Leasing, Inc....................................      34,700          60,205
 *Stage II Apparel Corp................................       1,700             595
 *#Standard Automotive Corp............................       5,400             702
 Standard Commercial Corp..............................      18,129         355,328
 *Standard Management Corp.............................      12,500          75,938
 *Standard Microsystems Corp...........................      25,300         349,773
 Standard Motor Products, Inc. Class A.................      12,400         169,260
 Standard Pacific Corp.................................      44,900         951,880

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Standard Register Co..................................      29,100    $    512,160
 Standex International Corp............................      17,300         370,220
 *Stanley Furniture, Inc...............................      11,000         279,290
 *Star Buffet, Inc.....................................       2,800           7,392
 *Star Multi Care Service, Inc.........................         454             270
 *Star Scientific, Inc.................................      20,000          54,300
 *#STAR Telecommunications, Inc........................      65,600             361
 *Starcraft Corp.......................................       2,500           8,250
 *StarMedia Network, Inc...............................      29,800          11,324
 *#Starmet Corp........................................      13,000           2,308
 Starrett (L.S.) Co. Class A...........................       6,700         129,980
 *Startec Global Communications Corp...................      17,700           2,168
 *StarTek, Inc.........................................      22,400         400,960
 State Auto Financial Corp.............................      51,300         825,930
 State Financial Services Corp. Class A................      11,100         131,147
 Staten Island Bancorp, Inc............................      48,400         716,320
 *Station Casinos, Inc.................................      58,250         639,585
 *Steak n Shake Co.....................................      45,218         481,572
 *Steel Dynamics, Inc..................................      63,200         651,592
 Steel Technologies, Inc...............................      14,500         118,248
 *SteelCloud Co........................................      11,700          11,174
 *Stein Mart, Inc......................................      57,800         465,290
 *Steinway Musical Instruments, Inc....................      11,600         196,040
 *#Stellent, Inc.......................................      27,600         651,498
 *#Stemcells, Inc......................................      27,300          76,167
 Stepan Co.............................................       8,400         198,240
 Stephan Co............................................       3,500          10,850
 *Stericycle, Inc......................................      22,200       1,230,990
 *STERIS Corp..........................................      74,600       1,449,478
 Sterling Bancorp......................................      13,068         383,023
 Sterling Bancshares...................................      62,850         720,890
 *Sterling Financial Corp..............................      14,520         216,711
 Stewart & Stevenson Services, Inc.....................      37,000         658,415
 *Stewart Enterprises, Inc.............................     145,000         902,625
 *Stewart Information Services Corp....................      18,400         373,336
 Stifel Financial Corp.................................      11,400         118,560
 *Stillwater Mining Co.................................      19,500         307,125
 *STM Wireless, Inc. Class A...........................      11,400          15,789
 *Stockwalk.com Group, Inc.............................       4,835             798
 *Stone & Webster, Inc.................................      14,200          16,472
 *Stone Energy Corp....................................      20,963         747,331
 *Stoneridge, Inc......................................      28,900         189,006
 *#Storage Computer Corp...............................      19,300         153,628
 *#Storage Engine, Inc.................................         283             658
 *Stratasys, Inc.......................................       6,100          40,870
 *Strategic Diagnostics, Inc...........................      26,500         211,338
 *Strategic Distribution, Inc..........................       4,029          31,466
 *Stratesec, Inc.......................................      11,200           7,280
 *Stratos Lightwave, Inc...............................      46,094         264,349
 *Strattec Security Corp...............................       6,500         222,983
 *Stratus Properties, Inc..............................       8,550          73,445
 Strayer Ed, Inc.......................................      25,600       1,206,400
 Stride Rite Corp......................................      65,200         433,580
 *Strouds, Inc.........................................       7,200              40
 *Student Advantage, Inc...............................      29,200          34,602
 Sturm Ruger & Co., Inc................................      41,000         485,850
 *#Styleclick, Inc. Class A............................      12,700           3,937
 *Suburban Lodges of America, Inc......................      18,500         127,280
 *Successories, Inc....................................       8,400           6,174
 Suffolk Bancorp.......................................       4,300         202,122
 *Summa Industries, Inc................................       6,000          52,770
                                                            SHARES           VALUE+
                                                            ------           ------

 Summit Bancshares, Inc................................       2,000    $     36,480
 Summit Bank Corp......................................         840          12,054
 *Sun Bancorp, Inc.....................................      17,073         171,157
 Sun Hydraulics, Inc...................................       4,900          37,191
 *Sunair Electronics, Inc..............................       3,000           5,850
 *#Sunbeam Corp........................................     145,994          11,315
 *Sundance Homes, Inc..................................       3,000             158
 *Sunland Entertainment Co., Inc.......................       5,400             500
 *SunLink Health Systems, Inc..........................       1,048           2,573
 *#Sunrise Assisted Living, Inc........................      30,365         835,038
 *#Sunrise Technologies International, Inc.............       6,300           1,355
 *#Superconductor Technologies, Inc....................      21,300         104,370
 *Supergen, Inc........................................      48,100         626,262
 *Superior Consultant Holdings Corp....................      13,600          95,132
 *Superior Energy Services, Inc........................      76,100         500,738
 Superior Industries International, Inc................      27,700       1,081,685
 Superior Surgical Manufacturing Co., Inc..............      10,000          93,000
 *Superior Telecom, Inc................................      34,300          38,759
 *Supertex, Inc........................................      26,500         451,163
 *Suprema Specialties, Inc.............................       5,700          79,886
 *Supreme Industries, Inc..............................      13,471          50,247
 *SurModics, Inc.......................................      16,500         537,405
 Susquehanna Bancshares, Inc...........................      56,600       1,138,792
 *SVI Solutions, Inc...................................      50,300          39,234
 *Swift Energy Corp....................................      34,700         634,663
 *Swift Transportation, Inc............................      46,220         934,337
 *Swisher International, Inc...........................         700             490
 *Swiss Army Brands, Inc...............................      10,600          69,430
 *Switchboard, Inc.....................................       3,800          11,267
 *Sybase, Inc..........................................      18,808         270,835
 *Sykes Enterprises, Inc...............................      44,200         462,111
 *Sylvan Learning Systems, Inc.........................      41,500         823,153
 *Sylvan, Inc..........................................       7,300          84,534
 *Symmetricom, Inc.....................................      37,250         261,868
 *Symphonix Devices, Inc...............................      18,500           5,643
 *Syms Corp............................................      19,800         107,910
 *Symyx Technologies...................................      28,300         454,215
 Synalloy Corp.........................................       9,100          34,944
 *Synaptic Pharmaceutical Corp.........................      17,400         101,268
 *Synbiotics Corp......................................      12,100           3,086
 *Syncor International Corp............................      30,700         799,275
 *Syntel, Inc..........................................      49,000         570,850
 *Syntellect, Inc......................................      19,000          33,060
 *Synthetech, Inc......................................      21,800          33,681
 *Syntroleum Corp......................................      46,900         264,751
 *Sypris Solutions, Inc................................       2,250          27,889
 *System Software Associates, Inc......................      10,700              37
 *Systemax, Inc........................................      43,700         113,183
 *Systems & Computer Technology Corp...................      56,500         656,813
 *#T/R Systems, Inc....................................       2,200           4,829
 *Tab Products Co......................................       7,200          31,320
 *Tag-It Pacific, Inc..................................      11,400          45,486
 *Taitron Components, Inc..............................       6,800          12,104
 *#Take Two Interactive Software.......................      43,700         608,960
 *#TALK America Holdings, Inc..........................       3,300           1,172
 TALX Corp.............................................      14,338         305,758
 *Tandy Brand Accessories, Inc.........................       7,500          55,275
 *Tandy Crafts, Inc....................................      14,400             720
 *Tanning Technology Corp..............................      16,500          35,475

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Tanox, Inc..........................................      23,800    $    408,646
 *Tarantella, Inc......................................      42,200          26,375
 *Targeted Genetics Corp...............................      55,500         147,353
 *Tarrant Apparel Group................................      19,600          95,060
 Tasty Baking Co.......................................      12,600         227,304
 TB Woods Corp.........................................       5,400          36,423
 *TBA Entertainment Corp...............................      12,800          38,400
 *TBC Corp.............................................      25,650         306,389
 *TCSI Corp............................................      25,200          13,860
 *Team Communications Group, Inc.......................       5,800           1,276
 *TEAM Mucho, Inc......................................       2,800           8,498
 *Team, Inc............................................       7,600          45,600
 *TeamStaff, Inc.......................................       3,000          17,910
 Tech/Ops Sevcon, Inc..................................       4,000          36,200
 *Techdyne, Inc........................................       7,100           7,171
 Teche Holding Co......................................         700          13,440
 *Techne Corp..........................................      31,000         986,265
 *Technical Communications Corp........................         400             380
 *Technisource, Inc....................................      12,300          22,079
 Technitrol, Inc.......................................      42,700       1,029,070
 Technology Research Corp..............................       7,000          14,070
 *Technology Solutions Corp............................      62,100         123,890
 Tecumseh Products Co. Class A.........................      10,100         471,771
 *Tegal Corp...........................................      20,000          26,500
 *Tejon Ranch Co.......................................      13,900         321,646
 *Tekelec..............................................       9,400         182,266
 *Telescan, Inc........................................      22,300           7,694
 *Teletech Holdings, Inc...............................      44,200         541,671
 *Teletouch Communications, Inc........................       4,200           1,260
 *Telscape International, Inc..........................      22,000              66
 *Telular Corp.........................................      16,500         154,358
 *Temtex Industries, Inc...............................       2,000             740
 *TenFold Corp.........................................       4,500           2,430
 Tennant Co............................................      10,800         363,096
 *Tenneco Automotive, Inc..............................      51,000          79,560
 *#Terayon Communication Systems, Inc..................      57,200         691,262
 *Terex Corp...........................................      41,448         764,301
 *Terra Industries, Inc................................      98,600         276,080
 *Terremark Worldwide, Inc.............................      25,900          14,504
 *Tesoro Petroleum Corp................................      49,300         621,180
 *Tessco Technologies, Inc.............................       7,200         110,736
 *Tetra Tech, Inc......................................      37,781         947,736
 *Tetra Technologies, Inc..............................      16,300         329,749
 *Texas Biotechnology Corp.............................      55,200         335,616
 Texas Industries, Inc.................................      29,600       1,028,600
 Texas Regional Banchshares, Inc. Class A..............      22,330         831,793
 TF Financial Corp.....................................       2,600          54,652
 *TFC Enterprises, Inc.................................      11,400          15,390
 *Thackeray Corp.......................................       4,100           7,995
 *#Theglobe.com, Inc...................................      31,900           1,802
 *Theragenics Corp.....................................      37,800         334,530
 *Therma-Wave, Inc.....................................      21,700         240,111
 *Thermo Fibergen, Inc.................................       6,800          85,000
 *Thermwood Corp.......................................         200             290
 *TheStreet.com, Inc...................................      24,900          28,386
 Thistle Group Holdings Co.............................       7,100          65,356
 Thomas & Betts Corp...................................      34,600         706,186
 *Thomas Group, Inc....................................       6,600          13,134
 Thomas Industries, Inc................................      17,450         464,170
 *Thomaston Mills, Inc.................................       1,900              10
                                                            SHARES           VALUE+
                                                            ------           ------

 Thor Industries, Inc..................................      16,900    $    642,200
 *Thoratec Laboratories Corp...........................      75,943       1,292,550
 *Thorn Apple Valley, Inc..............................       4,600              92
 *T-HQ, Inc............................................      27,800       1,592,523
 Three Rivers Bancorp, Inc.............................       7,300          88,987
 *Three-Five Systems, Inc..............................      21,699         338,504
 *#Tidel Technologies, Inc.............................      17,400           8,613
 *Tier Technologies, Inc. Class B......................      13,800         237,705
 *TII Industries, Inc..................................      11,260           6,869
 Timberland Bancorp, Inc...............................       6,600          96,855
 Timberline Software Corp..............................      23,200         135,256
 Timken Co.............................................      33,100         469,358
 *Tipperary Corp.......................................      17,900          31,325
 *Titan Corp...........................................      25,199         658,203
 Titan International, Inc..............................      21,500         104,920
 *Titan Pharmaceuticals, Inc...........................      34,800         325,380
 *Titanium Metals Corp.................................      46,600         141,664
 *#TiVo, Inc...........................................      48,000         249,120
 *TMBR/Sharp Drilling, Inc.............................       6,200          78,368
 *T-Netix, Inc.........................................      17,300          65,567
 *Todd Shipyards Corp..................................       6,800          57,800
 *Toddhunter International, Inc........................       4,600          39,445
 *Tofutti Brands, Inc..................................       6,900          15,180
 *Toll Brothers, Inc...................................      38,700       1,402,875
 *Tollgrade Communications, Inc........................      16,000         478,000
 Tompkins County Trustco, Inc..........................         330          13,184
 *Topps, Inc...........................................      63,500         748,030
 *#Toreador Resources Corp.............................       4,900          19,527
 Toro Co...............................................      17,900         821,610
 *Total Entertainment Restaurant Corp..................      12,800          38,080
 *Tower Air, Inc.......................................      13,300             599
 *Tower Automotive, Inc................................      66,400         567,720
 *Toymax International, Inc............................      11,100          14,375
 *Track Data Corp......................................      65,500          94,648
 *Track 'n Trail, Inc..................................       4,900              22
 *Tractor Supply Co....................................      12,500         367,750
 *Tradestation Group, Inc..............................      32,100          59,385
 *Traffix, Inc.........................................      22,200         129,537
 *Trailer Bridge, Inc..................................       9,800          13,818
 *Trammell Crow Co.....................................      45,300         446,205
 *Trans World Entertainment Corp.......................      72,700         585,235
 *Transact Technologies, Inc...........................       8,900          41,074
 *Transaction Systems Architects, Inc..................      40,300         501,534
 *#Transcrypt International, Inc.......................       7,800           4,173
 *Transkaryotic Therapies, Inc.........................      28,400       1,213,248
 *Transmation, Inc.....................................       6,700          10,251
 *Transmedia Network, Inc..............................      20,400          71,196
 *Transmontaigne Oil Co................................      41,200         226,600
 *Transport Corp. of America...........................       5,200          31,928
 *Transport Industries, Inc............................       1,400           1,687
 *Transportation Components, Inc.......................      21,000             263
 *Transpro, Inc........................................       6,700          20,100
 *Transtechnology Corp.................................       6,300          64,260
 *#TransTexas Gas Corp. Class A........................         236           1,115
 *Transwitch Corp......................................      52,200         209,061
 *Transworld Healthcare, Inc...........................      19,300          53,461
 *Travelocity.com, Inc.................................      29,100         623,177
 *Travis Boats & Motors, Inc...........................       3,300           6,897
 *TRC Companies, Inc...................................       8,800         396,088
 Tredegar Industries, Inc..............................      41,900         724,870
 Tremont Corp..........................................       5,100         145,350
 *Trend-Lines, Inc. Class A............................       2,100              46

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *#Trendwest Resorts, Inc..............................      34,600    $  1,175,881
 Trenwick Group, Ltd...................................      23,975         214,337
 *#Trex Co., Inc.......................................      13,600         208,760
 *Triad Guaranty, Inc..................................      17,000         596,955
 *Triangle Pharmaceuticals, Inc........................      63,800         244,673
 *Triarc Companies, Inc. Class A.......................      30,600         716,040
 Trico Bancshares......................................       4,950          93,506
 *Trico Marine Services, Inc...........................      54,700         350,080
 *Trident Microsystems, Inc............................      22,100         126,523
 *Trimble Navigation, Ltd..............................      27,100         455,416
 *#Trimedyne, Inc......................................       5,400           2,511
 *Trimeris, Inc........................................      20,400         736,746
 Trinity Industries, Inc...............................      20,600         549,196
 *Trio-Tech International..............................         400           1,072
 *TriPath Imaging, Inc.................................      43,152         279,409
 *Tripos, Inc..........................................       8,800         172,304
 *Triquint Semiconductor, Inc..........................      16,785         266,798
 *#Tristar Corp........................................       1,000             120
 *Triumph Group........................................      10,800         325,080
 *TriZetto Group, Inc..................................      58,000         650,470
 *TRM Copy Centers Corp................................       8,100          12,150
 *Tropical Sportswear International Corp...............       9,300         160,890
 *Troy Group, Inc......................................      13,100          45,457
 *#Trump Hotels & Casino Resorts, Inc..................      31,000          42,780
 Trust Co. of New Jersey...............................      31,400         744,965
 Trustco Bank Corp.....................................      85,652       1,033,391
 *TSR, Inc.............................................       6,400          32,640
 *TTM Technologies, Inc................................      55,800         663,741
 *Tucows, Inc..........................................       8,500           4,080
 *Tuesday Morning Corp.................................      47,400         918,375
 *Tufco Technologies, Inc..............................       4,500          31,388
 *Tularik, Inc.........................................      28,700         676,172
 *Tumbleweed Communications Corp.......................      33,295         123,192
 Tupperware Corp.......................................      24,900         489,534
 *TurboChef Technologies, Inc..........................      20,500          97,068
 *Turnstone Systems, Inc...............................      34,400         119,884
 *Tut Systems, Inc.....................................      18,700          24,310
 *Tvia, Inc............................................       6,900           8,867
 *Tweeter Home Entertainment Group, Inc................      20,800         514,176
 Twin Disc, Inc........................................       3,600          47,412
 *Twinlab Corp.........................................      39,700          48,037
 *Tyler Technologies, Inc..............................      59,200         199,504
 *U.S. Aggregates, Inc.................................       9,700             873
 *U.S. Concrete, Inc...................................      14,300          92,950
 U.S. Freightways Corp.................................      23,700         806,393
 *U.S. Home & Garden, Inc..............................      23,700          16,472
 U.S. Industries, Inc..................................      94,500         207,900
 *U.S. Interactive, Inc................................      38,700             174
 *U.S. Laboratories, Inc...............................       3,400          29,070
 *U.S. Physical Therapy, Inc...........................      10,050         160,750
 *#U.S. Plastic Lumber Corp............................      36,300          10,346
 *U.S. Vision, Inc.....................................       7,700          19,828
 UAL Corp..............................................       6,500         109,655
 *Ubics, Inc...........................................       8,400           4,494
 *UbiquiTel, Inc.......................................       7,800          77,415
 *Ucar International, Inc..............................      59,900         530,115
 UCBH Holdings, Inc....................................      20,600         575,049
 *UFP Technologies, Inc................................       3,800           4,883
 UGI Corp..............................................      36,300       1,069,035
 *Ugly Duckling Corp...................................      19,500          50,408
                                                            SHARES           VALUE+
                                                            ------           ------

 *UICI.................................................      51,500    $    736,450
 UIL Holdings Corp.....................................      15,600         776,100
 *Ulticom, Inc.........................................      35,600         352,974
 *Ultimate Electronics, Inc............................      15,900         409,346
 *Ultimate Software Group, Inc.........................      22,500          80,213
 *Ultradata Systems, Inc...............................       2,000             400
 *Ultrak, Inc..........................................      18,700          29,827
 *Ultralife Batteries, Inc.............................      17,700          78,234
 *Ultratech Stepper, Inc...............................      33,800         489,593
 UMB Financial Corp....................................      17,300         721,583
 #Umpqua Holdings Corp.................................      13,282         169,080
 *Unapix Entertainment, Inc............................       6,100              43
 Unico American Corp...................................       7,200          44,640
 *Unidigital, Inc......................................       6,100              34
 *Unifab International, Inc............................       9,500           7,315
 *Unifi, Inc...........................................      88,900         573,405
 Unifirst Corp.........................................      13,150         262,737
 *Unify Corp...........................................      25,700           8,224
 *Unimark Group, Inc...................................      10,100           6,313
 *Uni-Marts, Inc.......................................       6,500          18,200
 *Union Acceptance Corp. Class A.......................       5,200          26,572
 #Union Community Bancorp..............................       2,300          32,097
 *Uniroyal Technology Corp.............................      44,200         194,259
 Unisource Energy Corp.................................      51,280         856,376
 *Unit Corp............................................      56,100         684,981
 *United Auto Group, Inc...............................      27,800         493,450
 United Bankshares, Inc. WV............................      31,700         860,497
 United Community Financial Corp.......................      40,900         296,525
 United Financial Corp.................................         400           7,350
 United Fire Casualty Co...............................       6,200         184,543
 United Guardian, Inc..................................       1,900           9,747
 United Industrial Corp................................      19,800         342,540
 United National Bancorp...............................      18,400         435,252
 *United Natural Foods, Inc............................      29,200         660,066
 *United Online, Inc...................................      11,602          28,135
 *United Parcel, Inc. - Restricted Escrow..............      10,700           9,366
 *United Retail Group, Inc.............................      18,600         136,245
 *United Road Services, Inc............................         720             220
 *United States Energy Corp............................      11,500          47,208
 *United Stationers, Inc...............................      27,800         814,262
 *#United Therapeutics Corp............................      19,600         178,066
 *#UnitedGlobalCom, Inc................................      13,600          19,448
 Unitil Corp...........................................       6,100         148,840
 *Unity Bancorp, Inc...................................       2,600          16,445
 *Universal Access Global Holdings, Inc................     114,800         448,868
 *Universal American Financial Corp....................      34,600         245,487
 Universal Corp........................................      34,700       1,271,408
 *#Universal Display Corp..............................      18,800         145,042
 *Universal Electronics, Inc...........................      24,100         398,976
 Universal Forest Products, Inc........................      24,000         426,480
 *Universal Stainless & Alloy Products, Inc............       6,500          45,890
 *Unova, Inc...........................................     103,500         499,905
 *UQM Technologies, Inc................................      24,200         123,904
 *Urban Outfitters, Inc................................      34,200         636,633
 *Urologix, Inc........................................      16,700         265,614
 *Uromed Corp. New.....................................       4,720           3,516
 *URS Corp.............................................      21,200         500,320
 *Ursus Telecom Corp...................................       8,500              85
 *#US LEC Corp.........................................      14,800          93,314

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *US Liquids, Inc......................................      25,300    $    134,090
 *US Oncology, Inc.....................................     103,582         661,889
 *US Unwired, Inc......................................      10,000         101,950
 *US Xpress Enterprises, Inc. Class A..................      20,523         148,279
 *USA Truck, Inc.......................................      10,200          84,507
 *USABancShares.com, Inc...............................       5,300           1,670
 *#USAir Group, Inc....................................      35,000         262,150
 *USANA, Inc...........................................      14,000          21,350
 USB Holding Co., Inc..................................      14,805         215,413
 *USDATA Corp..........................................       3,420           8,567
 Usec, Inc.............................................      72,400         566,892
 #USG Corp.............................................      33,900         173,568
 *Utah Medical, Inc....................................       6,300          72,954
 *V.I. Technologies, Inc...............................      20,500         155,288
 *#VA Linux Systems, Inc...............................      36,600          98,454
 Vail Banks Inc........................................       1,300          14,034
 *Vail Resorts, Inc....................................      26,100         463,797
 *Valence Technology, Inc..............................      47,500         175,038
 *Valentis, Inc........................................      43,566         178,403
 *Valley National Gases, Inc...........................       4,200          28,560
 Valmont Industries, Inc...............................      31,600         483,480
 *Value City Department Stores, Inc....................      49,000         296,450
 Value Line, Inc.......................................      10,900         451,805
 *Valuevision International, Inc. Class A..............      34,800         554,538
 *Vans, Inc............................................      19,200         268,704
 *#Vari L Co., Inc.....................................       7,500          13,125
 *Variflex, Inc........................................       5,100          26,571
 *Vari-Lite International, Inc.........................       4,800           5,472
 *Varsity Brands, Inc..................................       9,255          14,623
 *#Vaxgen, Inc.........................................      14,800         179,228
 #Vector Group, Ltd....................................      32,300       1,419,585
 Vectren Corp..........................................      27,066         573,799
 *Veeco Instruments, Inc...............................      27,300         898,580
 *Ventana Medical Systems, Inc.........................      22,400         498,736
 *Venture Catalyst, Inc................................       8,000           1,280
 *#Verado Holdings, Inc................................      18,500           1,184
 *Veramark Technologies, Inc...........................      10,400           8,996
 *Verdant Brands, Inc..................................       4,517              36
 *Verilink Corp........................................      21,900          22,995
 *#Veritas DGC, Inc....................................      27,200         431,120
 *Verity, Inc..........................................      38,900         589,335
 *Vermont Pure Holdings, Ltd...........................      12,300          59,040
 *Versant Object Technology Corp.......................       6,500          21,223
 *Versar, Inc..........................................       3,600          14,040
 *Verso Technologies, Inc..............................      12,096          14,697
 *Vertel Corp..........................................      38,400          23,616
 *#Vertex Interactive, Inc.............................      29,000          31,610
 *Verticalbuyer Inc....................................         920               7
 *VerticalNet, Inc.....................................      32,900          52,805
 Vesta Insurance Group, Inc............................      28,400         166,140
 *Vestcom International, Inc...........................      11,700          21,762
 *VIA NET.WORKS, Inc...................................       6,200           5,797
 *viaLink Co...........................................       2,000             510
 *Vialta, Inc..........................................      63,756          53,874
 *Viant Corp...........................................      38,500          50,243
 *Viasat, Inc..........................................      27,000         384,075
 *Viasystems Group, Inc................................      13,800          11,730
 *VIB Corp.............................................       8,409          74,251
 *Vical, Inc...........................................      31,700         374,060
 *Vicon Industries, Inc................................       6,400          19,328
 *Vicor Corp...........................................      28,500         432,773
 *Vidamed, Inc.........................................      10,800          62,910
                                                            SHARES           VALUE+
                                                            ------           ------

 *Video Display Corp...................................       3,600    $     18,360
 *Viewpoint Corp.......................................      43,900         171,649
 *#Viisage Technology, Inc.............................      18,200         186,368
 Vintage Petroleum, Inc................................      56,000         693,280
 *Vion Pharmaceuticals, Inc............................      28,800         125,280
 *Virage, Inc..........................................       9,800          30,037
 *Virbac Corp..........................................      25,400         108,839
 Virco Manufacturing Corp..............................      15,763         130,202
 *#ViroPharma, Inc.....................................      22,800         489,288
 *Virtualfund.Com, Inc.................................      22,400           2,128
 *Vishay Intertechnology, Inc..........................      23,080         424,210
 *#Vision Sciences, Inc................................       5,100           4,667
 *#Visionics Corp......................................      30,200         383,691
 *Vista Medical Technologies, Inc......................       7,500          20,625
 *#Visual Data Corp....................................      12,400          10,478
 *Visual Networks, Inc.................................      34,300         106,845
 *Visx, Inc. DE........................................      32,900         434,280
 Vital Signs, Inc......................................      19,500         569,595
 *VitalWorks, Inc......................................      46,900         241,301
 *Vitech America, Inc..................................      26,150             536
 *Vitria Technology, Inc...............................      73,900         358,046
 *Vivus, Inc...........................................      50,200         200,549
 *Vixel Corp...........................................      12,600          20,223
 *Vlasic Foods International, Inc......................      50,100             301
 *Vodavi Technology, Inc...............................       4,300           5,784
 *Volt Information Sciences, Inc.......................      22,800         290,244
 *#V-ONE Corp..........................................      19,400          31,913
 *#Voxware, Inc........................................      20,000           2,950
 *VTEL Corp............................................      38,600         138,188
 Vulcan International Corp.............................         700          26,600
 *Vysis, Inc...........................................      15,200         462,992
 W.P. Carey & Co. LLC..................................      14,600         332,150
 Wabash National Corp..................................      36,800         296,240
 Wabtec Corp...........................................      53,200         638,400
 *#Wackenhut Corp. Class A.............................       5,000         124,500
 *Wackenhut Corp. Class B Non-Voting...................      11,950         222,868
 *Wackenhut Corrections Corp...........................      30,100         419,895
 *Walker Interactive Systems, Inc......................      21,900          17,958
 *Wall Street Deli, Inc................................       1,500              98
 Wallace Computer Services, Inc........................      58,500       1,000,935
 Walter Industries, Inc................................      73,200         775,920
 *#Warnaco Group, Inc..................................      33,800           2,451
 Warren Bancorp, Inc...................................       9,500          88,350
 Warwick Community Bancorp, Inc........................       5,300         109,048
 Washington Banking Co.................................       3,700          35,705
 *#Washington Group Intl., Inc.........................      64,400           2,479
 Washington Savings Bank FSB...........................       1,600           9,456
 Washington Trust Bancorp, Inc.........................      12,200         228,689
 *Waste Connections, Inc...............................      46,300       1,355,433
 *Waste Holdings, Inc..................................      17,100         103,455
 *WatchGuard Technologoes, Inc.........................      29,600         328,412
 *Waterlink, Inc.......................................      24,300           4,374
 Waters Instruments, Inc...............................         200           1,545
 Watsco, Inc. Class A..................................      49,100         630,935
 Watsco, Inc. Class B..................................       1,350          17,550
 Watts Industries, Inc. Class A........................      23,900         316,914
 Wausau-Mosinee Paper Corp.............................      86,700         893,010
 Waypoint Financial Corp...............................      45,982         670,418
 WD-40 Co..............................................      21,600         486,756
 *#Webb Interactive Services, Inc......................       8,200           5,002
 *Webco Industries, Inc................................       6,000          16,350
 *Webhire, Inc.........................................       5,080           6,248

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *#WebLink Wireless, Inc...............................      54,300    $      4,751
 *WebMD Corp...........................................       1,977           9,836
 *webMethods, Inc......................................      32,600         514,265
 *Websense, Inc........................................      22,000         584,430
 Weider Nutrition International, Inc...................      15,700          24,335
 *Weirton Steel Corp...................................      52,000          18,980
 Wellco Enterprises, Inc...............................       1,000          14,100
 Wellman, Inc..........................................      47,600         651,168
 *Wells-Gardner Electronics Corp.......................       6,510          17,382
 Werner Enterprises, Inc...............................      57,000       1,364,865
 Wesbanco, Inc.........................................      25,750         501,481
 West Coast Bancorp....................................      23,709         327,303
 *West Marine, Inc.....................................      23,500         305,265
 West Pharmaceutical Services, Inc.....................      20,900         568,480
 *Westaff, Inc.........................................      17,900          37,053
 Westamerica Bancorporation............................       2,300          89,666
 Westbank Corp.........................................       4,300          40,420
 *Westcoast Hospitality Corp...........................      15,000          94,500
 Westcorp, Inc.........................................      36,840         652,068
 *Westell Technologies, Inc............................      68,260         151,196
 *Western Digital Corp.................................     159,800         752,658
 Western Gas Resources, Inc............................      35,400       1,057,752
 Western Ohio Financial Corp...........................         900          17,303
 *Western Power & Equipment Corp.......................       3,473             608
 Western Resources, Inc................................      18,000         310,500
 #Westpoint Stevens, Inc...............................      59,400         134,244
 *Westport Resources Corp..............................      18,768         326,188
 *Wet Seal, Inc. Class A...............................      21,300         449,856
 *WFS Financial, Inc...................................      33,600         792,960
 WGL Holdings, Inc.....................................      11,000         304,920
 *W-H Energy Services, Inc.............................      20,500         318,673
 *White Electronics Designs Corp.......................      25,500         150,323
 *Whitehall Jewellers, Inc.............................      25,650         240,084
 *Whitman Education Group, Inc.........................      13,100          56,330
 Whitney Holdings Corp.................................       9,700         410,359
 *#WHX Corp............................................      19,500          29,055
 *Wickes Lumber Co.....................................      10,600          30,740
 *Wild Oats Markets, Inc...............................      37,850         359,007
 Wiley (John) & Sons, Inc. Class A.....................       2,600          60,294
 *William Lyon Homes, Inc..............................      29,100         391,395
 *Williams Clayton Energy, Inc.........................      15,300         211,599
 *Williams Controls, Inc...............................      14,700           9,702
 *Williams Industries, Inc.............................       1,200           6,384
 *Willis Lease Finance Corp............................       7,900          25,596
 *Wilshire Financial Sevices Group, Inc................         137             259
 *Wilshire Oil Co. of Texas............................       7,107          23,098
 *Wilson Greatbatch Technologies, Inc..................      13,300         377,720
 *Wilsons The Leather Experts, Inc.....................      25,100         294,298
 *Wind River Systems, Inc..............................      11,200         193,144
 *#Wink Communications, Inc............................      33,200          43,326
 *Winmark Corp.........................................       3,800          34,694
 Winnebago Industries, Inc.............................      33,500       1,128,950
 *#Wire One Technologies, Inc..........................      23,550         161,671
 *Wireless Facilities, Inc.............................       6,900          35,846
 Wireless Telecom Group, Inc...........................      24,100          66,757
 *Wireless WebConnect!, Inc............................       8,900             601
 *Wireless Xcessories Group............................       6,600           1,353
 *Wiser Oil Co.........................................      12,500          61,000
 *Witness Systems, Inc.................................      27,300         300,846
                                                            SHARES           VALUE+
                                                            ------           ------

 *WJ Communications, Inc...............................      58,800    $    235,788
 *WMS Industries, Inc..................................      49,700       1,026,802
 Wolohan Lumber Co.....................................       1,600          30,400
 *Wolverine Tube, Inc..................................      15,900         206,382
 Wolverine World Wide, Inc.............................      61,200         917,388
 *Women First HealthCare, Inc..........................      14,800         107,152
 Woodhead Industries, Inc..............................      17,100         278,645
 Woodward Governor Co..................................      16,900         872,463
 *Workflow Management, Inc.............................      20,600          62,624
 *Workgroup Technology Corp............................       2,000             590
 *World Acceptance Corp................................      24,700         169,813
 *#World Access, Inc...................................      73,372             286
 World Fuel Services Corp..............................      13,300         211,337
 *World Wrestling Federation Entertainment, Inc........      10,400         133,640
 WorldCom, Inc.........................................          72             944
 *#WorldGate Communications, Inc.......................      31,600          69,994
 *WorldQuest Networks, Inc.............................       1,500           4,103
 *Worldwide Restaurant Concepts, Inc...................      35,500          42,600
 *#Worldwide Xceed Group, Inc..........................       3,450              66
 Worthington Industries, Inc...........................      52,500         777,000
 WPS Resources Corp....................................      25,900         873,607
 *WR Grace & Co........................................     137,700         214,812
 *WSI Industries, Inc..................................       2,000           2,330
 *Wyndham International, Inc...........................      37,100          21,889
 *Xanser Corp..........................................      47,400          94,800
 *Xeta Corp............................................      12,600          61,866
 *Xetel Corp...........................................      13,900          10,773
 *Xicor, Inc...........................................      29,600         331,372
 X-Rite, Inc...........................................      27,900         227,943
 *#Xybernaut Corp......................................      33,300          77,423
 *#Yankee Candle Co., Inc..............................      43,500         862,170
 Yardville National Bancorp............................       8,700         107,228
 *Yellow Corp..........................................      35,300         865,203
 Yonkers Financial Corp................................         400          11,428
 *York Group, Inc......................................       9,200         101,062
 York International Corp...............................      25,100         916,150
 *Young Broadcasting, Inc. Class A.....................      23,400         474,318
 *Youthstream Media Networks, Inc......................      35,700          50,873
 *Zale Corp............................................      20,100         713,550
 *Zamba Corp...........................................      45,600          16,644
 *Zany Brainy, Inc.....................................      11,960             161
 *#Zap.com Corp........................................         334             123
 *Zapata Corp..........................................       3,340          74,148
 Zenith National Insurance Corp........................      22,100         590,070
 *Zevex International, Inc.............................       4,800          11,856
 *Zila, Inc............................................      40,157          96,578
 *#ZixIt Corp..........................................      25,800         174,021
 *Zoll Medical Corp....................................      13,200         518,892
 *Zoltek Companies, Inc................................      25,000          74,750
 *Zomax, Inc...........................................      33,900         219,842
 *#Zonagen, Inc........................................      13,600          61,948
 *Zones, Inc...........................................      21,400          19,153
 *Zoran Corp...........................................      18,700         647,675
 *Zygo Corp............................................      17,400         296,931
 *Zymetx, Inc..........................................       8,600           4,945
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,013,813,054)................................                 980,576,699
                                                                       ------------

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525    $          0
 *Antigenics, Inc. Contingent Value Rights.............      36,700               0
 *Aura Systems Warrants 05/31/05.......................       1,262               0
 *CSF Holding, Inc. Litigation Rights..................       3,250               0
 *Eloyalty Corp. Rights 12/19/01.......................      47,100               0
 *Imperial Sugar Co. Warrants 08/29/08.................         499               0
 *#Intercontinental Telecom Corp. Warrants 04/30/02....      13,190               0
 *Safety Components International, Inc. Warrants
   04/10/03............................................         504              50
 *Tipperary Corp. Rights 11/30/01......................      11,541               0
 *#TransTexas Gas Corp. Warrants 06/30/02..............         492               0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                          50
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $10,347,083) to be
   repurchased at $10,194,699
   (Cost $10,193,000)..................................   $  10,193      10,193,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,024,006,054)++..............................                $990,769,749
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,026,126,507.

                See accompanying Notes to Financial Statements.

                           THE U.S. MICRO CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.2%)
 *@Track Communications, Inc...........................      43,580    $       58,833
 *1-800 CONTACTS, Inc..................................      51,100           736,606
 21st Century Holding Co...............................         700             2,065
 *#24/7 Media, Inc.....................................      42,100             9,472
 *3-D Systems Corp.....................................     110,010         1,228,812
 *#3DO Co..............................................     266,500           616,947
 *3TEC Energy Corp.....................................       4,100            59,429
 *#8X8, Inc............................................     137,900           127,557
 *A Consulting Team, Inc...............................      14,700             5,953
 *#A. B. Watley Group, Inc.............................      13,400            37,520
 *A.C. Moore Arts & Crafts, Inc........................      49,700         1,421,668
 *A.D.A.M., Inc........................................      44,500           126,157
 *aaiPharma, Inc.......................................      72,800         1,482,208
 *#Aames Financial Corp................................         480               151
 *AAON, Inc............................................      96,750         2,030,782
 AAR Corp..............................................       8,100            66,015
 *#Aastrom Biosciences, Inc............................      88,000            96,360
 *Abaxis, Inc..........................................     146,800           653,260
 ABC Bancorp...........................................      62,670           827,244
 *ABC Rail Products Corp...............................     210,200            27,326
 *Abigail Adams National Bancorp, Inc..................       1,000            14,860
 Abington Bancorp, Inc.................................      25,700           394,495
 *#Abiomed, Inc........................................      69,000         1,309,620
 *Ablest, Inc..........................................      13,500            62,100
 Abrams Industries, Inc................................      17,100            66,006
 *Abraxas Petroleum Corp...............................      50,000            64,500
 *Acacia Research Corp.................................      69,850           774,636
 *Acceptance Insurance Companies, Inc..................     116,600           609,818
 *Access Worldwide Communications, Inc.................      74,000            67,710
 *#Acclaim Entertainment, Inc..........................     145,900           795,884
 *Accrue Software, Inc.................................     111,000            42,735
 *Ace Cash Express, Inc................................     109,375           987,656
 *Ace Comm Corp........................................     107,100           129,591
 Aceto Corp............................................      57,500           538,775
 *Ackerley Group, Inc..................................       1,100            18,029
 *Acme Communications, Inc.............................     120,000           855,000
 *Acme United Corp.....................................      30,407            94,262
 *Acorn Products, Inc..................................      14,600             6,351
 *#ACT Manufacturing, Inc..............................       5,100             6,630
 *Actel Corp...........................................       4,400            83,952
 *Action Performance Companies, Inc....................      98,400         3,254,088
 *Actionpoint, Inc.....................................      44,500            72,312
 *Active Power, Inc....................................      89,400           532,824
 *#Actrade Financial Technologies, Ltd.................      72,500         2,022,750
 *Actuant Corp.........................................      39,940         1,114,326
 *Actuate Corp.........................................       4,400            20,966
 *ACTV, Inc............................................     221,900           361,697
 Adams Resources & Energy, Inc.........................      68,450           494,209
 *Adaptive Broadband Corp..............................       2,900                65
 *ADE Corp.............................................      83,700           839,092
 *Adept Technology, Inc................................      63,800           257,114
 *Advance Auto Parts Inc...............................      37,186         1,593,425
 *Advance Lighting Technologies, Inc...................      98,400           172,692
 *Advanced Magnetics, Inc..............................      64,200           215,070
 Advanced Marketing Services, Inc......................     132,075         2,251,879
                                                            SHARES             VALUE+
                                                            ------             ------

 *Advanced Neuromodulation Systems, Inc................      71,228    $    1,918,170
 *Advanced Nutraceuticals, Inc.........................         475               461
 *Advanced Photonix, Inc. Class A......................     102,900            68,943
 *Advanced Power Technology, Inc.......................      79,200           809,820
 *#Advanced Technical Products, Inc....................       5,200            95,576
 *Advanced Tissue Sciences, Inc........................     124,400           478,318
 Advanta Corp. Class A.................................       2,800            25,424
 Advanta Corp. Class B Non-Voting......................       5,200            41,808
 *#Advantage Marketing Systems, Inc....................       1,400             3,976
 *Aehr Test Systems....................................      57,400           222,425
 *AEP Industries, Inc..................................      60,750         1,367,179
 *Aeroflex, Inc........................................       3,800            61,617
 *Aerosonic Corp.......................................      33,100           655,380
 *Aerovox, Inc.........................................      46,700               537
 *Aether Systems, Inc..................................      32,300           241,119
 *Aetrium, Inc.........................................      91,100           121,618
 *Affinity Technology Group, Inc.......................       1,700               123
 *Aftermarket Technology Corp..........................     151,100         2,861,078
 *AG Services America, Inc.............................      45,000           463,500
 Agco Corp.............................................     120,952         1,687,280
 *Agile Software Corp..................................       6,200            81,809
 *Agility Capital, Inc.................................      13,400             1,206
 *AHL Services, Inc....................................     162,600           326,013
 *AHT Corp.............................................     105,900               424
 *Air Methods Corp.....................................      70,800           369,930
 *#Airnet Communications Corp..........................     135,100            96,596
 *Airnet Systems, Inc..................................      98,000           607,600
 *Airtran Holdings, Inc................................     191,300         1,193,712
 *Akamai Technologies, Inc.............................      10,000            57,750
 *Akorn, Inc...........................................     202,000           787,800
 *Aksys, Ltd...........................................     111,600           797,382
 Alabama National Bancorporation.......................      32,300         1,013,412
 Alamo Group, Inc......................................      66,200           863,910
 *Alaris Medical, Inc..................................      82,600           280,840
 *Alaska Communications Systems Group, Inc.............     199,700         1,613,576
 *Alcide Corp..........................................      18,000           440,010
 *Aldila, Inc..........................................      99,700           110,168
 *Alexion Pharmaceuticals, Inc.........................       5,400           114,669
 Alico, Inc............................................      53,400         1,621,491
 *All American Semiconductor, Inc......................      46,340           156,861
 *Allcity Insurance Co.................................         200               188
 Allegiant Bancorp, Inc................................       2,000            25,200
 Allen Organ Co. Class B...............................       4,700           152,750
 *Allen Telecom, Inc...................................       6,700            59,295
 Alliance Bancorp of New England, Inc..................         399             4,748
 *Alliance Fiber Optic Products, Inc...................      53,400           100,125
 *Alliance Gaming Corp.................................     152,536         4,025,425
 *#Alliance Pharmaceutical Corp........................      50,760           154,057
 *Alliance Semiconductor Corp..........................      10,900           116,957
 *Allied Healthcare Products, Inc......................      65,800           231,945
 *Allied Holdings, Inc.................................      73,100           168,861
 *Allied Research Corp.................................      42,040           502,378
 *Allied Riser Communications..........................     304,000            44,080
 *Allou Health & Beauty Care, Inc. Class A.............      56,700           337,365
 *#Alloy Online, Inc...................................       6,900           114,195

THE U.S. MICRO CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Allsctipts Healthcare Solutions, Inc.................      50,000    $      159,000
 *Alltrista Corp.......................................      53,700           853,830
 *Almost Family, Inc...................................      11,500           163,530
 *Alpha Technologies Group, Inc........................      87,500           439,687
 *Alphanet Solutions, Inc..............................      57,500           106,662
 *Alpine Group, Inc....................................     143,700           250,038
 *#Alteon, Inc.........................................     125,300           494,935
 *#Alterra Healthcare Corp.............................     180,000            27,000
 *Altris Software, Inc.................................      21,173             8,469
 Ambanc Holding Co., Inc...............................      46,400           983,680
 Ambassadors, Inc......................................      73,300         1,389,035
 *AMC Entertainment, Inc...............................     165,500         2,331,895
 Amcast Industrial Corp................................      86,800           434,000
 Amcol International Corp..............................      41,400           238,878
 Amcore Financial, Inc.................................       2,600            58,435
 *#Amedisys, Inc.......................................      13,700            96,105
 *America Services Group, Inc..........................      29,000           173,275
 *#American Aircarriers Support, Inc...................      88,900                89
 American Bancorporation Ohio..........................      50,800         1,054,354
 American Bank of Connecticut..........................      27,000           864,000
 American Biltrite, Inc................................      57,850           723,125
 #American Business Financial Services, Inc............      29,480           584,441
 *American Claims Evaluation, Inc......................       3,100             5,239
 *#American Classic Voyages Co.........................      92,000             2,760
 *American Coin Merchandising, Inc.....................      44,300           355,729
 *American Dental Partners, Inc........................      53,300           378,963
 *American Ecology Corp................................     106,400           202,692
 *American Healthcorp, Inc.............................     115,050         3,813,332
 #American Home Mortgage Holdings, Inc.................      65,900           951,596
 *American Homestar Corp...............................     133,718               321
 *American Indemnity Financial Escrow..................      16,700            16,700
 *American Locker Group, Inc...........................      32,200           344,540
 *American Medical Electronics, Inc. (Escrow-Bonus)....     102,100                 0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................     102,100                 0
 *American Medical Security Group, Inc.................     104,200         1,062,840
 *American Medical Technologies, Inc...................       2,000             1,950
 *American Pacific Corp................................      66,600           478,521
 *American Physicians Services Group, Inc..............      42,800           139,314
 *American Retirement Corp.............................     138,600           257,796
 *American Science & Engineering, Inc..................      63,500         1,149,350
 American Shared Hospital Services.....................      23,800            74,018
 *American Skiing Co...................................      97,850            83,172
 *American Software, Inc. Class A......................     299,600           576,730
 American States Water Co..............................      13,600           482,664
 *American Superconductor Corp.........................      25,800           352,686
 *American Technical Ceramics Corp.....................      68,100           674,190
 American Vanguard Corp................................       2,000            34,000
 *American Wagering, Inc...............................      58,600            14,943
 *American West Bancorporation.........................       9,830           112,652
 American Woodmark Corp................................      72,560         3,214,045
 Americana Bancorp, Inc................................      20,350           256,817
 *Ameripath, Inc.......................................     127,000         3,658,235
 AmeriServe Financial, Inc.............................     180,375           814,393
 *Ameristar Casinos, Inc...............................     138,350         3,285,812
 Ameron, Inc...........................................      29,200         1,937,420
 *#Ames Department Stores, Inc.........................     167,600            44,414
                                                            SHARES             VALUE+
                                                            ------             ------

 *Amistar Corp.........................................      27,800    $       32,665
 *AML Communications, Inc..............................      61,500            58,425
 Ampco-Pittsburgh Corp.................................      81,300           749,586
 *Ampex Corp. Class A..................................     323,100            61,389
 *Amrep Corp...........................................      63,710           340,848
 *Amresco, Inc.........................................      23,200               255
 *Amsurg Corp..........................................      42,331         1,123,888
 *Amtran, Inc..........................................     167,800         1,993,464
 *Amwest Insurance Group, Inc..........................      51,288             2,564
 *AMX Corp.............................................      98,000           251,860
 *Anacomp, Inc.........................................      15,200               684
 *Anadigics, Inc.......................................       8,200           138,088
 Analysts International Corp...........................     190,092           700,489
 *Analytical Surveys, Inc..............................      65,200            30,644
 *Anaren Microwave, Inc................................      61,500         1,004,910
 Anchor Bancorp Wisconsin, Inc.........................      20,000           358,600
 *Andersen Group, Inc..................................      15,000           135,450
 Andersons, Inc........................................      51,500           499,550
 *#Andrea Electronics Corp.............................     143,700            99,153
 *#Angeion Corp........................................      25,880            16,693
 Angelica Corp.........................................      77,100           771,000
 *#Anicom, Inc.........................................     178,600                18
 *Anika Therapeutics, Inc..............................      64,800            62,208
 *Ansoft Corp..........................................     123,900         1,960,098
 *AnswerThink Consulting Group, Inc....................      49,700           307,643
 *Ansys, Inc...........................................     158,600         3,954,691
 *Anthony and Sylvan Pools Corp........................      47,447           341,147
 *Antigenics, Inc. Rights 07/06/02.....................      40,209           684,759
 *AP Pharma, Inc.......................................     201,400           481,346
 *APA Optics, Inc......................................      41,400           113,436
 *APAC Teleservices, Inc...............................       3,700            10,952
 *Aphton Corp..........................................      64,000         1,104,960
 Apogee Enterprises, Inc...............................     241,900         3,732,517
 *Applica, Inc.........................................      69,600           553,320
 *Applied Extrusion Technologies, Inc..................     116,200           880,796
 *Applied Films Corp...................................      52,800         1,526,184
 *Applied Graphics Technologies, Inc...................      88,780            31,073
 *Applied Imaging Corp.................................      48,000           139,200
 Applied Industrial Technologies, Inc..................       2,000            36,620
 *Applied Innovation, Inc..............................     145,500         1,097,797
 *Applied Microsystems Corp............................      82,200            88,365
 Applied Signal Technologies, Inc......................      95,600           844,626
 *#AppliedTheory Corp..................................       6,900             1,276
 *#Applix, Inc.........................................     123,700           231,319
 *Apropos Technology, Inc..............................       2,600             5,382
 *Aradigm Corp.........................................     122,300           840,812
 *Arch Capital Group, Ltd..............................      61,200         1,451,970
 Arctic Cat, Inc.......................................      52,500           874,912
 *Ardent Communications, Inc...........................     209,700             7,339
 Argonaut Group, Inc...................................       2,000            34,660
 *Argonaut Technologoes, Inc...........................     152,000           487,920
 *Argosy Education Group, Inc. Class A.................       1,000            11,935
 *Arguss Holdings, Inc.................................      56,900           169,562
 *#ARI Network Services, Inc...........................      54,800            15,070
 *Ariad Pharmaceuticals, Inc...........................     199,100           855,134
 *Ariel Corp...........................................     120,500             4,157
 *Ark Restaurants Corp.................................      21,400           136,960
 *Arkansas Best Corp...................................     149,800         3,664,857
 *Arlington Hospitality, Inc...........................      60,600           157,257
 *Armor Holdings, Inc..................................      58,500         1,351,350
 *#Armstrong Holdings, Inc.............................      88,000           216,480
 Arnold Industries, Inc................................         500            10,867

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
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Arqule, Inc..........................................     124,600    $    1,599,241
 *Arrhythmia Research Technology, Inc..................      16,475            46,954
 *Arris Group, Inc.....................................      11,400            92,625
 Arrow Financial Corp..................................      64,391         1,917,564
 *Artesyn Technologies, Inc............................       4,000            31,800
 *Arthrocare Corp......................................       6,600           108,174
 *#Artificial Life, Inc................................       3,100             1,813
 *Artisan Components, Inc..............................     222,500         2,885,825
 *Artisoft, Inc........................................     161,300           248,402
 *Arts Way Manufacturing Co., Inc......................         100               191
 *Asante Technologies, Inc.............................      45,600            16,644
 ASB Financial Corp....................................       4,500            48,330
 *Ascent Assurance, Inc................................         623               498
 *Ashworth, Inc........................................     141,900           708,790
 *Aspect Communications Corp...........................     139,000           444,800
 *Aspect Medical Systems, Inc..........................      35,000           342,125
 *#Aspeon, Inc.........................................      66,100            12,228
 Associated Materials, Inc.............................      14,400           460,440
 *Astea International, Inc.............................     106,100            92,307
 *Astec Industries, Inc................................       8,800           122,452
 Astro-Med, Inc........................................      50,575           194,208
 *Astronics Corp.......................................      36,681           490,058
 *Astronics Corp. Class B..............................      13,755           187,415
 *#AstroPower, Inc.....................................      42,300         1,544,373
 *ASV, Inc.............................................      76,750           857,681
 *Asyst Technologies, Inc..............................      30,000           335,250
 *Atchison Casting Corp................................      51,600           105,780
 *ATG, Inc.............................................      42,700            14,945
 *AtheroGenics, Inc....................................      87,900           383,683
 *Athey Products Corp..................................      31,085             6,372
 Atlanta Sosnoff Capital Corp..........................      45,400           454,000
 *Atlantic American Corp...............................     157,725           300,466
 *Atlantic Data Services, Inc..........................     128,500           217,807
 *Atlantic Premium Brands, Ltd.........................      27,000            32,400
 *Atlantis Plastics, Inc...............................      34,800            85,260
 *Atlas Air, Inc.......................................      23,900           372,123
 *ATP Oil & Gas Corp...................................      44,000           217,580
 *Atrion Corp..........................................      15,400           525,602
 *Atrix Labs, Inc......................................     115,306         2,878,038
 *ATS Medical, Inc.....................................     154,900           667,619
 *Atwood Oceanics, Inc.................................       1,100            35,310
 *Audiovox Corp. Class A...............................      15,600           113,100
 *August Technology Corp...............................      94,500           747,022
 *Ault, Inc............................................      40,100           156,991
 *Aurora Foods, Inc....................................      14,900            78,225
 *Auspex Systems, Inc..................................     174,700           249,821
 *#Authentidate Holding Corp...........................      92,400           362,670
 *#autobytel.com, Inc..................................     158,814           221,546
 *Autoimmune, Inc......................................      25,700            30,583
 *Autologic Information International, Inc.............      29,300           206,858
 *Avalon Holding Corp. Class A.........................      15,475            41,782
 *Avanex Corp..........................................       8,400            60,858
 *Avanir Pharmaceuticals Class A.......................       5,100            17,289
 *Avant Corp...........................................       2,800            28,756
 *Avant Immunotherapeutics, Inc........................      42,010           161,528
 *Avatar Holdings, Inc.................................      47,000         1,108,965
 *Avax Technologies, Inc...............................       1,500             1,012
 *Avi Biopharma, Inc...................................     131,800         1,254,736
 *Aviall, Inc..........................................     176,550           921,591
 *#Aviation Sales Co...................................     119,100            52,404
 *Avici System, Inc....................................      20,300            58,261
                                                            SHARES             VALUE+
                                                            ------             ------

 *Avid Technology, Inc.................................      62,200    $      655,277
 *AVIDYN, Inc..........................................      21,700            72,478
 *#Avigen, Inc.........................................      55,900           555,646
 *#Avteam, Inc. Class A................................      82,500               289
 *Aware, Inc...........................................      12,100            60,984
 *AXS-One, Inc.........................................      78,600            25,938
 *Axsys Technologies, Inc..............................      49,800           442,473
 *AXT, Inc.............................................         900            12,046
 AZZ, Inc..............................................      59,726         1,259,024
 Badger Meter, Inc.....................................      64,600         1,388,900
 *Badger Paper Mills, Inc..............................         200               900
 Bairnco Corp..........................................     105,400           625,022
 *Baker (Michael) Corp.................................      63,214           859,710
 *Baker (Michael) Corp. Class B........................      15,400           209,440
 Balchem Corp..........................................      24,100           475,975
 *Baldwin Piano & Organ Co.............................      30,100                30
 *Baldwin Technology, Inc. Class A.....................     131,900           164,875
 *Ballantyne Omaha, Inc................................     145,635            87,381
 *Baltek Corp..........................................      21,562           149,964
 Bancfirst Ohio Corp...................................      72,570         1,613,231
 *Bancinsurance Corp...................................      39,480           183,582
 Bancorp Connecticut, Inc..............................      29,980           568,121
 Bandag, Inc...........................................         200             6,200
 Bank of The Ozarks....................................       5,200           128,050
 *Bank Plus Corp.......................................     173,300         1,233,029
 *Bank United Financial Corp. Class A..................     178,900         2,518,912
 BankAtlantic Bancorp, Inc. Class A....................       1,935            15,480
 Banknorth Group, Inc..................................      87,900         1,907,869
 *Bankrate, Inc........................................      50,700            36,757
 Banner Corp...........................................     124,190         1,992,008
 Barnes Group, Inc.....................................      13,900           303,020
 *barnesandnoble.com, inc..............................      72,392           100,263
 Barnwell Industries, Inc..............................      10,100           205,535
 *Barr Laboratories, Inc...............................      34,191         2,497,653
 *Barrett Business Services, Inc.......................      61,800           237,930
 *Barry (R.G.) Corp....................................     173,235           843,654
 *Base Ten Systems, Inc................................      12,020             1,202
 Bassett Furniture Industries, Inc.....................     108,400         1,577,220
 Bay State Bancorp, Inc................................         200             7,360
 *Bay View Capital Corp................................     206,900         1,508,301
 *Baycorp Holdings, Ltd................................      73,500           676,200
 *Bayou Steel Corp. Class A............................      99,000            44,550
 *BCT International, Inc...............................      23,700            25,122
 *Be Aerospace, Inc....................................      58,100           484,554
 *Beacon Power Corp....................................       1,182             1,070
 *Beazer Homes USA, Inc................................      63,600         4,261,200
 *Bebe Stores, Inc.....................................       4,800            88,680
 *BEI Electronics, Inc.................................      42,800           284,620
 BEI Technologies, Inc.................................     137,400         2,515,794
 *Bel Fuse, Inc. Class A...............................      42,650           877,524
 Bel Fuse, Inc. Class B................................      93,250         2,128,431
 Belden, Inc...........................................      20,200           438,340
 *Bell Industries, Inc.................................      89,000           195,800
 *Bell Microproducts, Inc..............................     127,250         1,408,021
 *Benihana, Inc........................................      11,500           137,425
 *Benihana, Inc. Class A...............................       1,400            15,925
 *Bentley Pharmaceuticals, Inc.........................     128,950         1,147,655
 *Benton Oil & Gas Co..................................     508,300           701,454
 Berry Petroleum Corp. Class A.........................      96,400         1,489,380
 *Bethlehem Corp.......................................         200                 4
 *#Bethlehem Steel Corp................................      19,700             7,289
 *#Beyond.com Corp.....................................       5,160             9,623

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 BHA Group Holdings, Inc. Class A......................      84,954    $    1,253,071
 *Big 4 Ranch, Inc.....................................      35,000                 0
 *Big City Radio, Inc..................................      34,250            39,387
 *Big Dog Holdings, Inc................................       2,100             6,415
 *billserv.com, Inc....................................         800             1,032
 *BindView Development Corp............................     169,200           203,886
 *Bio Technology General Corp..........................     259,700         2,177,584
 *Bio Vascular, Inc....................................      91,100           704,203
 *Bioanalytical Systems, Inc...........................       8,700            76,734
 *Biocryst Pharmaceuticals, Inc........................     179,700           669,382
 *Bio-Logic Systems Corp...............................      43,200           244,296
 *#BioMarin Pharmaceutical, Inc........................         800             9,608
 *Biomerica, Inc.......................................      23,400            16,731
 *#Bionova Holdings Corp...............................      24,300             8,748
 *Bionx Implants, Inc..................................      98,600           401,795
 *#Bio-Plexus, Inc.....................................       1,320               898
 *BioReliance Corp.....................................      35,700           969,076
 *Biosite Diagnostics, Inc.............................      71,700         1,182,691
 *Biosource International, Inc.........................      98,400           787,692
 *Biospecifics Technologies Corp.......................      39,000            69,420
 *BioTransplant, Inc...................................     123,900           946,596
 *Birmingham Steel Corp................................     346,400            93,528
 *Bitstream, Inc.......................................      82,400           424,772
 *Black Hawk Gaming & Development, Inc.................      18,500           184,815
 Blair Corp............................................      70,200         1,316,250
 Blimpie International.................................      55,300           144,333
 *Blonder Tongue Laboratories, Inc.....................      76,500           252,450
 *#Blue Rhino Corp.....................................      79,300           402,447
 *Bluegreen Corp.......................................     228,329           470,358
 BMC Industries, Inc...................................     272,400           776,340
 *BNS Co. Class A......................................      26,480            61,963
 *Boca Resorts, Inc....................................      84,800         1,023,536
 *Bogen Communications International, Inc..............      64,200           185,538
 *#Bolder Technologies Corp............................     143,600               101
 *Bolt Technology Corp.................................      44,700           201,150
 *Bombay Co., Inc......................................     299,600           763,980
 *Bone Care International, Inc.........................      45,600           862,980
 *Bontex, Inc..........................................       2,200             3,520
 *Bon-Ton Stores, Inc..................................     117,800           341,620
 *Books-a-Million, Inc.................................     178,200           603,207
 *Borland Software Corp................................       2,600            37,544
 *Boron, Lepore and Associates, Inc....................     125,300         1,678,393
 Boston Acoustics, Inc.................................      52,950           495,877
 *Boston Beer Company, Inc. Class A....................     140,800         1,943,040
 *Boston Biomedical, Inc...............................      39,300           116,328
 *Boston Communications Group, Inc.....................     131,800         1,319,318
 Boston Private Financial Holdings, Inc................      60,000         1,212,000
 Bostonfed Bancorp, Inc................................      37,400           863,940
 *Bottomline Technologies, Inc.........................       3,600            26,046
 *Boundless Corp.......................................      26,650            38,642
 Bowl America, Inc. Class A............................      55,406           609,466
 Bowne & Co., Inc......................................       2,000            25,940
 *Boyd Brothers Transportation, Inc....................      13,000            35,490
 *Boyds Collection, Ltd................................     300,900         2,175,507
 *#Bradlees, Inc.......................................      37,000               166
 *#Bradley Pharmaceuticals, Inc. Class A...............      14,300           240,955
 *Brass Eagle, Inc.....................................      55,500           253,635
 *Braun Consulting, Inc................................      39,700           164,953
                                                            SHARES             VALUE+
                                                            ------             ------

 *#Breed Technologies, Inc.............................       5,600    $          263
 Bridgford Foods Corp..................................      91,467         1,143,337
 *Brigham Exploration Co...............................      78,300           193,401
 *Brightpoint, Inc.....................................     316,800         1,018,512
 *#BrightStar Information Technology Group, Inc........      67,900             4,413
 *Brilliant Digital Entertainment, Inc.................     242,600            72,780
 *Brio Technology, Inc.................................     122,900           259,319
 *#Britesmile, Inc.....................................     196,400           814,078
 *Broadview Media, Inc.................................      15,800            11,455
 Brookline Bancorp, Inc................................       2,500            38,187
 *#Brooks Automation, Inc..............................       8,800           323,444
 *Brookstone, Inc......................................      84,100           935,612
 *Brooktrout Technology, Inc...........................     109,050           649,393
 Brown Shoe Company, Inc...............................     137,300         2,018,310
 Brush Wellman, Inc....................................      70,900           822,440
 Bryn Mawr Bank Corp...................................       2,800            79,520
 BSB Bancorp, Inc......................................     129,706         3,287,399
 *BTU International, Inc...............................      79,500           275,865
 *Buca, Inc............................................      59,600           862,710
 *Buckeye Technology, Inc..............................      72,200           703,228
 *Buckhead America Corp................................       3,500             4,725
 *Buckle, Inc..........................................      52,900         1,058,000
 *#Budget Group, Inc...................................     255,200           214,368
 *Building Materials Holding Corp......................     130,200         1,424,388
 *Bull Run Corp........................................     243,400           184,984
 Bush Industries, Inc. Class A.........................      95,900         1,150,800
 *Butler International, Inc............................      94,990           192,356
 Butler Manufacturing Co...............................      50,000         1,313,500
 *BWAY Corp............................................      78,550           662,962
 C & D Technologies, Inc...............................       4,000            82,400
 *Cache, Inc...........................................      77,500           260,787
 *CacheFlow, Inc.......................................     108,500           194,757
 *Caci International, Inc. Class A.....................      87,100         6,443,222
 *Cadiz, Inc...........................................       1,900            15,057
 Cadmus Communications Corp............................      67,100           657,580
 *Cagle's, Inc. Class A................................      94,800           644,640
 *Cal Dive International, Inc..........................       2,400            51,300
 Calgon Carbon Corp....................................     108,900           957,231
 *Caliber Learning Network, Inc........................     104,600               157
 *Calico Commerce, Inc.................................      20,000             2,800
 *#California Amplifier, Inc...........................      65,500           318,002
 *California Coastal Communities, Inc..................      63,600           279,840
 California First National Bancorp.....................      84,300           986,310
 *California Micro Devices Corp........................      97,800           427,875
 *Callon Petroleum Co..................................     121,600           717,440
 *Calloways Nursery, Inc...............................       1,700             1,904
 Cal-Maine Foods, Inc..................................      82,000           305,450
 *Calton, Inc..........................................      29,050            15,977
 *CAM Commerce Solutions, Inc..........................      11,300            45,539
 *Cambridge Heart, Inc.................................     161,300           287,920
 Camco Financial Corp..................................      12,371           149,071
 *Caminus Corp.........................................       4,700            85,939
 *Candela Laser Corp...................................     190,000           737,200
 *Candies, Inc.........................................     111,000           259,740
 *Candlewood Hotel Co., Inc............................       3,100             5,719
 *Cannon Express, Inc. Class A.........................       9,650             9,023
 *Cannondale Corp......................................      80,500           166,232
 *Cantel Industries, Inc. Class B......................      46,504           973,096
 *Canterbury Information Technology, Inc...............      88,400            73,372
 *Capital Associates, Inc..............................      26,850                27

                                      180
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Capital Corp. of the West............................       9,555    $      142,131
 *Capital Crossing Bank................................      44,300           950,899
 *Capital Pacific Holdings, Inc........................      87,000           330,600
 *Capital Senior Living Corp...........................     177,900           359,358
 *Capital Trust, Inc...................................      42,000           207,060
 Capitol Bancorp, Ltd..................................      40,500           541,687
 Capitol Transamerica Corp.............................      67,945         1,105,805
 *Caprius, Inc.........................................       2,010               111
 *Captaris, Inc........................................     158,600           468,663
 Caraustar Industries, Inc.............................       1,800            12,195
 *Carbide/Graphite Group, Inc..........................      81,000               810
 *#Cardiac Sciences, Inc...............................      10,400            49,452
 *#Cardima, Inc........................................      19,500            37,342
 *CardioDynamics International Corp....................      28,500           206,625
 *CardioGenesis Corp...................................     320,300           424,397
 *Cardiotech International, Inc........................      22,200            43,512
 *Carecentric, Inc.....................................      33,815            30,433
 *Career Blazers, Inc. Trust Units.....................       4,360                 0
 *#CareerEngine Network, Inc...........................      16,000            25,600
 *#CareMatrix Corp.....................................       3,188               271
 *Carlyle Industries, Inc..............................      13,397             3,349
 *Carreker-Antinori, Inc...............................     158,800         1,055,226
 *Carriage Services, Inc. Class A......................     110,700           529,146
 *Carrier Access Corp..................................      13,100            41,068
 *Carrington Laboratories, Inc.........................      73,900            76,856
 *Carrizo Oil & Gas, Inc...............................      83,000           368,935
 *Cascade Corp.........................................     119,350         1,235,272
 Cascade Natural Gas Corp..............................     100,200         2,024,040
 *Casella Waste Systems, Inc. Class A..................      74,644           942,007
 Cash America International, Inc.......................     122,140         1,117,581
 Castle (A.M.) & Co....................................      73,725           760,842
 *Castle Dental Centers, Inc...........................      24,100             2,410
 Castle Energy Corp....................................      50,800           300,736
 Casual Male Corp......................................      90,200             5,412
 Catalina Lighting, Inc................................      55,400            23,545
 *Catalyst International, Inc..........................      80,900           218,025
 *Catapult Communications Corp.........................       3,900            95,062
 Cato Corp. Class A....................................      24,900           461,023
 *Cavalier Homes, Inc..................................     148,500           369,765
 CB Bancshares, Inc. HI................................       3,099           105,583
 *CCA Industries, Inc..................................      34,700            46,845
 CCBT Financial Companies, Inc.........................      79,900         1,956,751
 *CCC Information Services Group, Inc..................      13,100            71,984
 *C-COR Electronics, Inc...............................       9,700            93,459
 *CD Warehouse, Inc....................................       5,600             5,600
 *CD&L, Inc............................................      55,900            19,565
 *Celadon Group, Inc...................................      81,200           454,720
 *Celebrity, Inc.......................................      13,500             6,277
 *Celera Genomics Group - Applera Corp.................      37,077         1,065,964
 *Celeritek, Inc.......................................      30,900           401,391
 *#Cell Genesys, Inc...................................      94,505         2,159,912
 *#Cell Pathways, Inc..................................       4,500            23,827
 *Cellegy Pharmaceuticals, Inc.........................     102,400           766,976
 *#Cellstar Corp.......................................     177,200           157,708
 *Cellular Technical Services..........................      16,200            41,472
 *Cel-Sci Corp.........................................      45,300            45,753
 Centennial Bancorp....................................     233,181         1,670,742
 *#CenterSpan Communication Corp.......................      65,900           655,046
 Centex Construction Products, Inc.....................       5,500           163,625
 *Centillium Communications, Inc.......................      41,900           421,304
 *Centra Software, Inc.................................      40,000           265,600
                                                            SHARES             VALUE+
                                                            ------             ------

 Central Bancorp, Inc..................................      10,000    $      249,000
 *Central Garden & Pet Co..............................      52,600           436,843
 Central Vermont Public Service Corp...................     144,500         2,455,055
 Century Aluminum Co...................................     124,000         1,550,620
 Century Bancorp Income Class A........................       7,600           156,180
 *Century Business Services, Inc.......................      12,600            21,294
 *Cepheid, Inc.........................................      45,900           188,649
 *Ceradyne, Inc........................................     119,100         1,295,212
 Cerberonics, Inc. Class A.............................       3,500             8,050
 *Ceres Group, Inc.....................................      87,200           280,348
 CFS Bancorp, Inc......................................      21,800           298,769
 *Chad Therapeutics....................................       9,300            27,900
 *Champion Enterprises, Inc............................     331,000         3,995,170
 Champion Industries, Inc..............................      93,200           274,940
 *Championship Auto Racing Teams, Inc..................       4,700            68,385
 *Champps Entertainment, Inc...........................     125,910         1,213,143
 *Channell Commercial Corp.............................      21,100            70,052
 *Charles and Colvard, Ltd.............................      70,900            82,953
 *Charles River Associates, Inc........................      48,100           940,836
 *Chart House Enterprises, Inc.........................     103,100            73,201
 *Chart Industries, Inc................................     158,675           349,085
 Chase Corp............................................      24,200           281,930
 *Chase Industries, Inc................................      81,950           749,842
 *Chattem, Inc.........................................     101,400         1,500,720
 *Chaus (Bernard), Inc.................................      15,260             6,867
 *Check Technology Corp................................      52,900           249,952
 *Checkers Drive-In Restaurant, Inc....................      44,900           260,420
 *Checkpoint System, Inc...............................       1,200            12,684
 Chemed Corp...........................................       3,000            93,000
 Chemical Financial Corp...............................      26,283           750,905
 *Cherokee, Inc........................................      20,200           215,433
 Chesapeake Corp.......................................       4,500           129,510
 Chesapeake Utilities Corp.............................      53,675         1,014,457
 Chester Valley Bancorp................................       6,836            97,755
 Chicago Rivet & Machine Co............................      20,000           444,000
 *Children's Comprehensive Services, Inc...............      65,700           310,761
 *Childtime Learning Centers, Inc......................      31,700           232,202
 *#ChipPAC, Inc........................................     133,600           934,532
 *#Chiquita Brands International, Inc..................       4,800             3,552
 *Cholestech Corp......................................     127,100         3,367,514
 *Chordiant Software, Inc..............................       9,600            40,944
 *Christopher & Banks Corp.............................     118,125         4,497,019
 *#ChromaVision Medical Systems, Inc...................      44,700           182,152
 *Chromcraft Revington, Inc............................     100,900           993,865
 *Chronimed, Inc.......................................     131,500           772,562
 *#Chyron Corp.........................................     262,600            65,650
 *Ciber, Inc...........................................      20,564           157,520
 CICOR International, Inc..............................      34,300           592,018
 *CIDCO, Inc...........................................     135,300            46,678
 *Cima Laboratories, Inc...............................      69,900         2,422,384
 *Ciprico, Inc.........................................      49,800           260,205
 *Circuit City Stores, Inc. (Carmax Group).............     271,400         5,414,430
 *Circuit Systems, Inc.................................      30,900               185
 *Citadel Holding Corp. Class A........................      40,560            60,840
 *Citation Holding Corp. Class B.......................      10,140            16,224
 *Citizens, Inc. Class A...............................     164,941         1,787,960
 *City Holding Co......................................      52,900           615,491
 *Civic Bancorp........................................      41,009           801,521
 *CKE Restaurants, Inc.................................     440,500         3,735,440

                                      181
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Clare, Inc...........................................     104,700    $      232,434
 *Clarent Corp.........................................      17,107            91,437
 *Clark (Dick) Productions, Inc........................      19,842           182,158
 *Clark/Bardes Holdings, Inc...........................      28,500           624,292
 *Clarus Corp..........................................      27,600           109,158
 *Classic Communications, Inc. Class A.................      66,700             9,004
 *Classic Vacation Group, Inc..........................      96,500            11,580
 *Clean Harbors, Inc...................................      97,800           325,674
 Cleveland Cliffs, Inc.................................       9,100           153,881
 *#click2learn.com, Inc................................     113,200           288,094
 *ClickAction, Inc.....................................      83,900            61,247
 *Closure Medical Corp.................................       9,500           209,237
 *Cnbt Bancshares, Inc., Escrow Share..................      46,700             9,340
 *CNS, Inc.............................................     148,900           819,694
 Coachmen Industries, Inc..............................      99,100         1,005,865
 *Coast Dental Services, Inc...........................      19,133            50,989
 *Coast Distribution System............................      42,400            20,140
 Coastal Bancorp, Inc..................................      42,600         1,234,974
 Coastcast Corp........................................      75,000           435,000
 Cobalt Corp...........................................     142,400           944,112
 CoBiz, Inc............................................      19,650           266,257
 *Cobra Electronic Corp................................     118,600           781,574
 *#Coeur d'Alene Mines Corp............................     246,400           179,872
 *Cognitronics Corp....................................      83,175           378,446
 *Cohesion Technologies, Inc...........................      66,800           227,454
 Cohu, Inc.............................................       7,200           137,052
 *Coinstar, Inc........................................      48,800         1,165,100
 *Cold Metal Products, Inc.............................      47,800            16,730
 *Coldwater Creek, Inc.................................      58,900         1,497,827
 *Cole (Kenneth) Productions, Inc. Class A.............      11,700           155,610
 *Cole National Corp. Class A..........................     104,300         1,564,500
 *Collagenex Pharmaceuticals, Inc......................      90,500           734,407
 *#Collateral Therapeutics, Inc........................      29,300           209,934
 *Collins & Aikman Corp................................         900             7,155
 Collins Industries, Inc...............................      65,825           226,109
 *Colorado Medtech, Inc................................     137,300           455,149
 Columbia Bancorp......................................       1,700            24,854
 *Columbia Banking System, Inc.........................     129,310         1,783,831
 *Columbia Laboratories, Inc...........................     239,850           707,557
 Columbus McKinnon Corp................................     126,200           958,489
 *Com21, Inc...........................................     178,300           161,361
 *Comarco, Inc.........................................      70,600           905,092
 *Comdial Corp.........................................     150,433            63,934
 *Comforce Corp........................................     123,266           163,944
 *Comfort Systems USA, Inc.............................     346,000         1,176,400
 Commercial Bancshares, Inc............................      21,635           521,944
 Commercial Metals Co..................................       3,900           128,700
 #Commercial National Financial Corp...................       1,600            29,400
 Commonwealth Bancorp, Inc.............................      66,400         1,461,132
 Commonwealth Industries, Inc..........................     144,600           774,333
 Communications Systems, Inc...........................     119,800           843,991
 Community Bank System, Inc............................      53,200         1,356,600
 Community Banks, Inc..................................         515            13,369
 #Community Bankshares, Inc............................       2,730            33,183
 *Community Financial Corp.............................      13,400           201,804
 Community Financial Group, Inc........................       7,200           109,584
 Community First Brokerage Co..........................       2,400            80,352
 Community Savings Bankshares, Inc.....................      67,807         1,270,025
 Community Trust Bancorp, Inc..........................      44,356         1,029,059
 *Community West Bancshares............................      23,200           141,520
 *Competitive Technologies, Inc........................     102,600           353,970
                                                            SHARES             VALUE+
                                                            ------             ------

 *Compucom Systems, Inc................................     102,400    $      209,408
 *Computer Access Technology Corp......................      90,800           311,898
 *Computer Horizons Corp...............................     305,500           942,467
 *#Computer Learning Centers, Inc......................     155,200               349
 *#Computer Motion, Inc................................     101,900           417,280
 *Computer Network Technology Corp.....................       8,700           162,907
 *Computer Task Group, Inc.............................     174,600           530,784
 *Computrac, Inc.......................................       1,900               779
 CompX International, Inc..............................       9,500            94,525
 *Comshare, Inc........................................      96,850           299,751
 *Comstock Resources, Inc..............................     215,800         1,426,438
 *#Comtech Telecommunications Corp.....................      73,550           890,323
 *#Concepts Direct, Inc................................       3,400             9,503
 *Conceptus, Inc.......................................      83,600         1,585,056
 *Concero, Inc.........................................     166,800            82,566
 *Concord Camera Corp..................................     121,500           571,050
 *Concord Communications, Inc..........................      11,600           208,394
 *Concurrent Computer Corp.............................      12,100           178,354
 *Conductus, Inc.......................................      41,300            96,022
 *Cone Mills Corp......................................     245,200           446,264
 *Congoleum Corp. Class A..............................      35,500            66,385
 *Conmed Corp..........................................         900            16,173
 Connecticut Water Services, Inc.......................      93,787         2,645,262
 *Connitics Corp.......................................      69,500           736,700
 *Conrad Industries, Inc...............................      18,700            96,772
 *Consolidated Freightways Corp........................     219,200           877,896
 *Consolidated Graphics, Inc...........................      85,400         1,550,864
 Consolidated Tokoma Land Co...........................      28,400           564,592
 *Consumer Portfolio Services, Inc.....................       2,000             3,930
 *Continental Materials Corp...........................      14,900           292,040
 *Convera Corp.........................................      59,900           176,705
 *Cooker Restaurant Corp...............................      67,300            24,901
 Cooperative Bankshares, Inc...........................       5,500            62,012
 *Copper Mountain Networks, Inc........................       9,000            14,895
 *#Copytele, Inc.......................................      64,000            41,280
 *Core Materials Corp..................................      39,597            39,597
 *Corel Corp...........................................      18,038            44,914
 *Corel Corp. Escrow Shares............................     103,600           105,672
 *Corillian Corp.......................................      41,400           108,882
 *Corixa Corp..........................................       1,700            25,602
 *Cornell Corrections, Inc.............................      91,400         1,466,970
 *Correctional Services Corp...........................     115,741           238,426
 *Corrections Corporation of America...................       2,500            39,500
 *Corrpro Companies, Inc...............................      59,075           122,285
 *Corvas International, Inc............................     149,800           990,178
 *Corvel Corp..........................................      18,600           599,385
 *Cost Plus, Inc.......................................         400             8,226
 *CoStar Group, Inc....................................      55,400         1,073,375
 *Cost-U-Less, Inc.....................................      13,600            18,496
 Cotton States Life Insurance Co.......................      22,500           212,512
 Courier Corp..........................................      68,325         2,045,992
 *Covansys Corp........................................     123,200         1,149,456
 *Covenant Transport, Inc. Class A.....................      94,200         1,252,860
 *Cover-All Technologies, Inc..........................      83,445            17,523
 Covest Bancshares, Inc................................      42,600           780,858
 *Covista Communications, Inc..........................      21,500           191,780
 CPAC, Inc.............................................      52,178           316,981
 CPB, Inc..............................................      27,700           848,035
 *#C-Phone Corp........................................      60,300             1,417
 *CPI Aerostructures, Inc..............................         833             1,291
 CPI Corp..............................................      29,600           506,160
 Craftmade International, Inc..........................      64,950           750,822

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Craig (Jenny), Inc...................................     176,700    $      538,935
 *Craig Corp...........................................      40,900            77,710
 Crawford & Co. Class A................................      76,800           681,984
 Crawford & Co. Class B................................     132,500         1,617,825
 *#Cray, Inc...........................................     321,400           655,656
 *Credence Systems Corp................................      75,150         1,246,363
 *Credit Acceptance Corp...............................      13,300           119,434
 *Crescent Operating, Inc..............................      53,600             3,752
 *Crestline Capital Corp...............................         700            20,580
 *Criticare Systems, Inc...............................      46,700           202,678
 *Cross (A.T.) Co. Class A.............................     131,100           694,830
 *Cross Media Marketing Corp...........................       9,403            85,379
 Crossman Communities, Inc.............................      93,000         2,578,890
 *Crosswalk.com, Inc...................................      49,500            31,927
 *CrossWorlds Software, Inc............................      40,000           182,800
 *Crown Cork & Seal Co., Inc...........................     135,100           136,451
 *Crown Crafts, Inc....................................      70,500            28,200
 *Crown Group, Inc.....................................      33,100           161,362
 *Crown Resources Corp.................................      67,700             8,124
 *Crown-Andersen, Inc..................................      11,600            68,440
 *Crusader Holdings Corp...............................           2               100
 *Cryolife, Inc........................................     152,250         4,658,850
 *CSK Auto Corp........................................     412,800         3,484,032
 *CSP, Inc.............................................      78,828           281,022
 *CSS Industries, Inc..................................      21,500           608,235
 *CTB International Corp...............................      55,400           556,493
 *CTC Communications Group, Inc........................       5,450            32,564
 CTS Corp..............................................     134,700         2,020,500
 Cubic Corp............................................      64,350         2,444,656
 Culp, Inc.............................................     178,580           669,675
 *Cumulus Media, Inc. Class A..........................     396,000         4,932,180
 *CUNO, Inc............................................         800            24,788
 *Curative Health Services, Inc........................      76,900         1,111,205
 *Curis, Inc...........................................      91,320           504,543
 *Cutter & Buck, Inc...................................     113,300           490,022
 *CVF Technologies Corp................................      30,800             7,392
 *Cyanotech Corp.......................................       3,400             2,176
 *#Cybercash, Inc......................................     184,700            44,790
 *Cyberonics, Inc......................................      79,100         1,936,368
 *Cyberoptics Corp.....................................      58,800           626,514
 *Cybersource Corp.....................................     525,000         1,015,875
 *Cybex International, Inc.............................      75,950            99,874
 *Cygnus, Inc..........................................     133,400           729,031
 *Cylink Corp..........................................      38,600           119,853
 *#Cypress Communications, Inc.........................      72,440           107,573
 *Cysive, Inc..........................................     237,500           566,437
 *Cytogen Corp.........................................      23,200            77,140
 *Cytrx Corp...........................................      26,000            16,380
 D & K Healthcare Resources, Inc.......................      41,900         1,939,760
 *D A Consulting Group, Inc............................      56,300            17,453
 *Daily Journal Corp...................................         200             5,575
 *Dairy Mart Convenience Stores, Inc...................      13,400               134
 *Daisytek International Corp..........................     120,300         1,517,584
 *Daktronics, Inc......................................     182,600         1,482,712
 *Dan River, Inc. Class A..............................     214,700           122,379
 *Danielson Holding Corp...............................     103,953           383,587
 *Daou Systems, Inc....................................     109,400           125,263
 *Data I/O Corp........................................      79,800           133,665
 *#Data Race, Inc......................................     246,600             9,124
 *#Data Return Corp....................................       3,000             3,015
 *Data Systems & Software, Inc.........................      86,500           477,047
 *Datakey, Inc.........................................      11,700            55,399
                                                            SHARES             VALUE+
                                                            ------             ------

 *Datalink Corp........................................      39,500    $      244,307
 *Datamarine International, Inc........................         200                53
 *Dataram Corp.........................................      84,150           672,358
 *Datastream Systems, Inc..............................     126,600           517,161
 *Datatec Systems, Inc.................................      17,100            12,055
 *DataTRAK International, Inc..........................      28,900           103,317
 *Datawatch Corp.......................................       9,244            14,975
 *Datum, Inc...........................................      76,800           984,960
 *Dave and Busters, Inc................................     128,000           788,480
 *Davox Corp...........................................     107,600           973,242
 *Daw Technologies, Inc................................       6,300             7,686
 *Dawson Geophysical Co................................      41,200           324,244
 *Daxor Corp...........................................      46,400           781,840
 Deb Shops, Inc........................................     100,300         2,457,851
 *Deckers Outdoor Corp.................................      64,900           246,620
 *Decora Industries, Inc...............................       9,400               282
 Decorator Industries, Inc.............................      20,587            81,319
 *Del Global Technologies Corp.........................      68,459           140,341
 *Del Laboratories, Inc................................     185,459         2,781,891
 *Del Monte Foods Co...................................     255,100         2,155,595
 *dELiA*s Corp. Class A................................     250,386         1,653,800
 *Delta Apparel, Inc...................................      19,320           396,060
 Delta Natural Gas Co., Inc............................      18,800           377,410
 *Delta Woodside Industries, Inc.......................     204,000           179,520
 *Deltek Systems, Inc..................................     141,400           632,058
 *Denali, Inc..........................................      33,100             2,813
 *Denbury Resources, Inc...............................      13,800            89,424
 *Dendrite International, Inc..........................      11,900           155,592
 *Department 56, Inc...................................     122,150         1,037,053
 *DepoMed, Inc.........................................     112,000           571,200
 *Designs, Inc.........................................      54,600           144,690
 *Detrex Corp..........................................      10,200            49,470
 *Devcon International Corp............................      29,000           174,725
 *DevX Energy, Inc.....................................       7,600            55,404
 Dewolfe Companies, Inc................................       6,000            55,200
 *Dexterity Surgical, Inc..............................       8,100               121
 *Diacrin, Inc.........................................      80,300           137,714
 *Diametrics Medical, Inc..............................     257,000         1,385,230
 *DiamondCluster International, Inc....................      13,300           132,268
 *Dianon Systems, Inc..................................      86,043         4,181,260
 *#Dice, Inc...........................................      17,000            18,190
 *Diedrich Coffee, Inc.................................      28,025           117,425
 *Digene Corp..........................................      67,100         2,142,167
 *Digex, Inc...........................................      44,200           140,556
 *Digi International, Inc..............................     154,200           834,993
 *Digimarc Corp........................................      44,200           709,189
 *Digital Courier Technologies, Inc....................      44,000             2,442
 *Digital Generation Systems, Inc......................     292,200           407,619
 *Digital Insight Corp.................................      64,300         1,108,210
 *Digital Lightwave, Inc...............................      10,000            90,150
 *Digital Power Corp...................................      16,700            11,690
 *#Digital River, Inc..................................     133,600         2,308,608
 *DigitalThink Inc.....................................      35,900           301,380
 Dime Community Bancorp, Inc...........................      40,950         1,029,892
 Dimon, Inc............................................     213,300         1,320,327
 *Diodes, Inc..........................................      96,600           609,546
 *Directrix, Inc.......................................       8,950            20,585
 *Discovery Partners International.....................      64,600           450,585
 *Dispatch Management Services Corp....................      17,000                93
 *Display Technologies, Inc............................      44,255               354
 *Ditech Communications Corp...........................      34,500           179,917
 *Diversified Corporate Resources, Inc.................      18,200            19,110

                                      183
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *#Divine, Inc.........................................     715,161    $      454,127
 *Dixie Group, Inc.....................................     103,800           498,240
 *Dixon Ticonderoga Co.................................      26,750            46,812
 *DMC Stratex Networks, Inc............................      22,300           156,323
 *Docent, Inc..........................................      27,500            62,837
 *DocuCorp International, Inc..........................     106,100           627,581
 *Document Sciences Corp...............................      15,400            42,427
 *Dollar Thrifty Automotive Group, Inc.................       3,300            44,385
 *Dominion Homes, Inc..................................      44,100           649,152
 Donegal Group, Inc. Class A...........................      38,280           462,422
 Donegal Group, Inc. Class B...........................      19,140           186,806
 Donnelly Corp. Class A................................      53,750           725,625
 *Dorsey Trailers, Inc.................................      39,000               682
 *Dot Hill Systems Corp................................      68,280           129,049
 Dover Downs Entertainment, Inc........................       4,200            59,220
 *DPAC Technologies Corp...............................     209,000           453,530
 *Dress Barn, Inc......................................       5,300           121,688
 *Drew Industries, Inc.................................      95,100           884,430
 *Drexler Technology Corp..............................     136,350         2,358,173
 *Dril-Quip, Inc.......................................      43,300           836,556
 *Driver-Harris Co.....................................      23,498            23,498
 *DRS Technologies, Inc................................      48,474         1,616,123
 *DSET Corp............................................      16,250            19,987
 *DSP Group, Inc.......................................       8,000           178,520
 *DT Industries, Inc...................................     101,500           592,760
 *DualStar Technologies Corp...........................     145,800            38,637
 *Duckwall-Alco Stores, Inc............................      41,200           339,694
 *Ducommun, Inc........................................      95,100           946,245
 *Dura Automotive Systems, Inc.........................      59,300           524,212
 *DuraSwitch Industries, Inc...........................       1,100             9,047
 *Duratek, Inc.........................................     127,400           579,670
 *DUSA Pharmaceuticals, Inc............................       4,100            33,640
 *DVI, Inc.............................................     104,400         1,775,844
 *Dwyer Group, Inc.....................................      47,700           164,803
 *Dyax Corp............................................     109,000         1,301,460
 *Dynamic Healthcare Technologies, Inc.................      21,400            60,562
 *Dynamic Materials Corp...............................      14,700            43,659
 *Dynamics Research Corp...............................      77,100         1,139,538
 *#E Com Ventures, Inc.................................      43,300            25,980
 Eagle Bancshares, Inc.................................      46,100           651,162
 *Eagle Food Centers, Inc..............................      22,550            26,834
 *Eagle Point Software Corp............................      41,200           251,320
 *#EarthShell Corp.....................................       6,500            16,867
 East West Bancorp, Inc................................      50,000         1,104,250
 Eastern Co............................................      34,000           436,900
 *#EasyLink Services Corp..............................      28,194            15,648
 *Eateries, Inc........................................      23,200            54,172
 *eBenX, Inc...........................................      99,900           375,124
 *eBT International, Inc...............................     178,100           559,234
 *ECC International Corp...............................     137,750           406,362
 *Eco Soil Systems, Inc................................     166,600             8,746
 *Ecogen, Inc..........................................      56,900             2,703
 *eCollege.com.........................................     134,700           433,060
 Ecology & Environment, Inc. Class A...................      13,900           131,355
 *Ecometry Corp........................................       7,900            20,263
 *Edac Technologies Corp...............................      12,200            24,888
 Edelbrock Corp........................................      44,700           414,816
 *EDGAR Online, Inc....................................       5,600            18,312
 *Edge Petroleum Corp..................................      52,400           221,390
 *Edgewater Technology, Inc............................      70,674           259,727
 *Edison Control Corp..................................       7,000            44,800
                                                            SHARES             VALUE+
                                                            ------             ------

 Edo Corp..............................................      65,000    $    1,581,450
 Educational Development Corp..........................      15,400            82,775
 *Educational Insights, Inc............................      52,300            16,474
 EFC Bancorp, Inc......................................      15,800           225,940
 *EFTC Corp............................................     145,700           305,970
 *#eGain Communications Corp...........................      38,338            61,532
 *#Egghead.com, Inc....................................      54,554               518
 *eGlobe, Inc..........................................      26,723               241
 *Elastic Networks, Inc................................      39,000            26,910
 *Elcom International, Inc.............................     245,400           361,965
 Elcor Corp............................................       1,500            37,065
 *Elcotel, Inc.........................................     103,614             1,813
 *Elder-Beerman Stores Corp............................      82,400           246,376
 *#Electric Fuel Corp..................................     215,000           367,650
 *Electric Lightwave, Inc..............................       1,000               385
 *Electro Rent Corp....................................      17,050           219,689
 Electro Sensors, Inc..................................       3,450            11,040
 *Electroglas, Inc.....................................      18,200           258,895
 *Electronic Retailing System International, Inc.......      16,400             3,854
 *Elite Information Group, Inc.........................      72,800           606,060
 *Elizabeth Arden, Inc.................................     122,400         1,750,932
 Ellett Brothers, Inc..................................      43,000           123,625
 *#E-Loan, Inc.........................................     161,000           229,425
 *eLOT, Inc............................................     396,600             6,544
 *ELXSI Corp...........................................       7,100            50,587
 *Embrex, Inc..........................................     124,100         2,215,185
 EMC Insurance Group, Inc..............................      85,800         1,372,800
 *Emcee Broadcast Products, Inc........................      34,900            31,410
 *Emcor Group, Inc.....................................      78,500         3,567,825
 *EMCORE Corp..........................................       2,500            33,537
 *Emergent Information Technologies, Inc...............      47,100           113,275
 *Emerging Vision, Inc.................................     151,300            14,184
 *#Emeritus Corp.......................................     146,600           310,792
 *Emisphere Technologies, Inc..........................      51,300         1,466,923
 Empire District Electric Co...........................       1,000            20,050
 Empire Federal Bancorp, Inc...........................       7,600           112,290
 *EMS Technologies, Inc................................     123,799         2,003,068
 *#En Pointe Technologies, Inc.........................      71,400           146,013
 *Encad, Inc...........................................     120,900           233,941
 *Enchira Biotechnology Corp...........................      50,342            19,633
 *Encompass Services Corp..............................      36,900            53,874
 *Encore Med Corp......................................      10,800            34,614
 *Encore Wire Corp.....................................     149,650         1,724,716
 *Endocardial Solutions, Inc...........................     104,100           608,985
 *Endocare, Inc........................................      76,200         1,260,729
 *Energy Conversion Devices, Inc.......................      89,500         1,891,582
 Energysouth, Inc......................................      51,150         1,150,875
 *Enesco Group, Inc....................................     122,400           767,448
 Engineered Support Systems, Inc.......................      98,562         4,185,928
 *Enherent Corp........................................      19,400             3,880
 *#Enlighten Software Solutions, Inc...................      12,300               160
 Ennis Business Forms, Inc.............................     244,300         2,323,293
 *Enserch Exploration Corp.............................     283,700           524,845
 *Entrada Networks, Inc................................      55,410             7,480
 *#Entrade, Inc........................................     124,000            24,800
 *#Entremed, Inc.......................................       5,200            55,978
 *Entrust Technologies, Inc............................      10,300            81,936
 *Envirogen, Inc.......................................       2,316             2,351
 *Environmental Elements Corp..........................      61,100           235,235
 *Environmental Technologies Corp......................      39,700             6,947

                                      184
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Environmental Tectonics Corp.........................      59,500    $      416,500
 *EP Medsystems, Inc...................................     202,000           448,440
 *Epicor Software Corp.................................     421,828           609,541
 *#Epimmune, Inc.......................................      63,070           184,795
 *EPIQ Systems, Inc....................................      47,850         1,402,244
 *EPIX Medical, Inc....................................      70,700           645,137
 *ePlus, Inc...........................................      33,400           264,528
 *ePresence, Inc.......................................     191,500           698,017
 *Equidyne Corp........................................       3,000             2,250
 *#Equimed Inc. Nevis..................................       6,533                 0
 *Equity Marketing, Inc................................      58,200           701,310
 *Equity Oil Co........................................     131,800           247,125
 *eResearch Technology, Inc............................      62,500           606,250
 *Ergo Science Corp....................................      36,350            72,700
 ESB Financial Corp....................................      65,647           735,246
 *Esco Technologies, Inc...............................      92,376         2,757,424
 *Esperion Therapeutics, Inc...........................       5,900            43,807
 Espey Manufacturing & Electronics Corp................      20,500           410,000
 *ESPS, Inc............................................       2,900             6,510
 *ESS Technology, Inc..................................       8,200           153,463
 *Essential Therapeutics, Inc..........................     148,100           511,685
 *Esterline Technologies Corp..........................      55,300           835,030
 *European Micro Holdings, Inc.........................       5,900               206
 *Evans & Sutherland Computer Corp.....................     100,100           607,106
 *Evans Systems, Inc...................................       6,000               795
 *Evercel, Inc.........................................      12,466            10,409
 *Evergreen Resources, Inc.............................      31,000         1,202,800
 *Evergreen Solar, Inc.................................      27,000            74,925
 *Everlast Worldwide, Inc..............................       5,600            12,124
 *Evolving Systems, Inc................................      95,700            76,081
 *Exabyte Corp.........................................     227,500           274,137
 *Exactech, Inc........................................      38,200           518,565
 *Excel Technology, Inc................................      85,222         1,386,562
 *#eXcelon Corp........................................     210,450           133,636
 *Exchange Applications, Inc...........................       9,900             2,772
 *EXCO Resources, Inc..................................       1,000            13,525
 *EXE Technologies, Inc................................     209,900         1,035,856
 #Exide Corp...........................................     194,600           151,788
 *Exponent, Inc........................................      70,600           712,354
 *Extended Systems, Inc................................       4,000            26,460
 *Extensity, Inc.......................................      60,700           125,042
 *EXX, Inc. Class A....................................       1,900               893
 *EXX, Inc. Class B....................................         100               155
 *Ezcorp, Inc. Class A Non-Voting......................      91,900           129,579
 *E-Z-Em, Inc. Class A.................................      34,000           214,200
 *E-Z-Em, Inc. Class B.................................      52,424           314,544
 *Ezenia! Inc..........................................     224,800           138,252
 F & M Bancorp.........................................      23,603           636,809
 *#F5 Networks, Inc....................................       6,100           136,243
 Fab Industries, Inc...................................      40,200           519,585
 *Factory 2-U Stores, Inc..............................       3,600            59,544
 *Factual Data Corp....................................      73,700           619,817
 *Fairchild Corp. Class A..............................     137,829           456,214
 Falcon Products, Inc..................................      78,525           443,666
 *#FalconStor Software, Inc............................      50,400           380,520
 *Famous Dave's of America, Inc........................      40,400           283,002
 *Fansteel, Inc........................................      82,700           252,235
 *#Fargo Electronics...................................      99,400           669,459
 *Faro Technologies, Inc...............................      53,700           119,482
 *FASTNET Corp.........................................      36,900            34,317
 *Featherlite Manufacturing, Inc.......................      52,400            51,876
                                                            SHARES             VALUE+
                                                            ------             ------

 Fedders Corp..........................................     124,700    $      391,558
 Fedders Corp. Class A.................................      13,112            35,927
 Federal Screw Works...................................      27,000           938,250
 *FEI Co...............................................      97,200         2,849,904
 *#Female Health Co....................................      44,000            32,560
 FFLC Bancorp..........................................      21,800           441,450
 *Fibermark, Inc.......................................      86,425           448,546
 *Fiberstars, Inc......................................      37,200           115,692
 Fidelity Bancorp, Inc.................................         442             7,565
 Fidelity Bancorp, Inc.................................      14,700           401,971
 Fidelity Bankshares, Inc..............................      30,447           456,248
 *Fidelity Federal Bancorp.............................      21,340            52,816
 Fidelity National Corp................................      82,700           545,820
 *#Fidelity National Information Solutions, Inc........      20,786           173,667
 *Filenet Corp.........................................       9,800           165,130
 *Film Roman, Inc......................................       7,000             2,660
 *Financial Federal Corp...............................       2,500            70,775
 *Finish Line, Inc. Class A............................     144,600         1,874,016
 *Finishmaster, Inc....................................      64,800           542,700
 *Finlay Enterprises, Inc..............................      76,800           758,400
 *Firebrand Financial Group, Inc.......................      75,400            18,850
 First Albany Companies, Inc...........................      32,218           192,504
 *First Aviation Services, Inc.........................       1,700             7,097
 First Bancorp.........................................      34,014           745,417
 *First Banks America, Inc.............................       5,879           178,722
 First Bell Bancorp, Inc...............................      35,700           496,765
 *First Cash, Inc......................................      80,600           596,440
 First Charter Corp....................................       3,200            55,888
 *First Cincinati, Inc.................................      22,500                22
 First Colonial Group, Inc.............................         926            18,265
 *First Consulting Group, Inc..........................     110,931         1,533,621
 First Defiance Financial Corp.........................      68,492         1,008,887
 First Essex Bancorp...................................      69,400         1,985,534
 First Federal Bancshares of Arkansas, Inc.............      23,400           533,520
 First Federal Capital Corp............................      29,400           438,648
 First Financial Holdings, Inc.........................     126,800         3,021,010
 First Franklin Corp...................................         600             6,138
 First Indiana Corp....................................      98,640         2,458,109
 *First Investors Financial Services Group, Inc........      43,200           136,080
 First Keystone Financial, Inc.........................      16,500           227,205
 *First Mariner Bank Corp..............................      16,400           131,774
 First Merchants Corp..................................      25,961           605,800
 First Midwest Financial, Inc..........................      16,500           225,555
 First Mutual Bancshares, Inc..........................      22,143           297,270
 First Niagara Financial Group, Inc....................         100             1,625
 First Oak Brook Bancshares, Inc. Class A..............      20,000           450,900
 First Place Financial Corp............................      55,147           879,595
 *First Republic Bank..................................     109,200         2,367,456
 First SecurityFed Financial, Inc......................      28,500           549,765
 First Sentinel Bancorp, Inc...........................       1,700            21,020
 First United Corp.....................................      15,500           250,325
 *First Virtual Communications, Inc....................     326,808           294,127
 First Years, Inc......................................      95,100         1,078,909
 FirstBank NW Corp.....................................       5,500            98,175
 *FirstCity Financial Corp.............................       4,900             6,321
 FirstFed America Bancorp, Inc.........................      21,850           383,030
 *FirstFed Financial Corp..............................       5,200           124,540
 *Firstwave Technologies, Inc..........................      19,700            24,822

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Fischer Imaging Corp.................................      60,600    $      971,115
 Flag Financial Corp...................................      35,200           288,992
 Flagstar Bancorp, Inc.................................     137,850         3,029,943
 Flamemaster Corp......................................         247             1,530
 *Flander Corp.........................................     255,500           528,885
 Flanigan's Enterprises, Inc...........................      20,600           108,150
 Fleetwood Enterprises, Inc............................       5,000            62,750
 Flexsteel Industries, Inc.............................      61,000           638,975
 *Flir Systems, Inc....................................     125,400         5,046,723
 *Florida Banks, Inc...................................      25,400           150,495
 Florida Public Utilities Co...........................      17,100           269,325
 *Florsheim Group, Inc.................................      66,400            14,940
 *Flour City International, Inc........................      21,800            16,677
 *Flow International Corp..............................     155,300         1,610,461
 Flushing Financial Corp...............................     120,375         1,879,656
 FMS Financial Corp....................................         200             1,728
 FNB Financial Services Corp...........................       6,800            95,064
 *Foamex International, Inc............................      40,200           301,701
 *FOCUS Enhancements, Inc..............................      28,188            33,685
 *Foodarama Supermarkets, Inc..........................      20,700           867,847
 Foothill Independent Bancorp..........................      36,205           501,439
 *#Fortel, Inc.........................................     100,200            20,541
 *Fortune Financial, Inc...............................      50,100                50
 *Foster (L.B.) Co. Class A............................     121,100           565,537
 *Fotoball USA, Inc....................................      17,400            54,288
 *Fountain Powerboat Industries, Inc...................      35,700            61,582
 *Four Kids Entertainment, Inc.........................      17,800           361,696
 *#FPIC Insurance Group, Inc...........................      83,000         1,149,135
 Frankfort First Bancorp, Inc..........................       5,750            94,846
 Franklin Bank National Associaton.....................      26,469           450,635
 *Franklin Covey Co....................................     188,300         1,167,460
 *Franklin Electronic Publishers, Inc..................      81,500           108,395
 Freds, Inc. Class A...................................     113,562         3,779,343
 Fremont General Corp..................................     226,400         1,338,024
 Frequency Electronics, Inc............................      91,100         1,274,489
 *Fresh America Corp...................................      40,000             5,600
 Fresh Brands, Inc.....................................      59,700           996,094
 *Fresh Choice, Inc....................................      50,000           146,750
 *Friede Goldman Halter, Inc...........................      74,722            16,812
 *Friedman Billings Ramsey Group, Inc. Class A.........     151,900           683,550
 Friedman Industries, Inc..............................     153,403           392,712
 Friedmans, Inc. Class A...............................     133,500         1,194,157
 *#Friendly Ice Cream Corp.............................      24,500            78,400
 Frisch's Restaurants, Inc.............................      63,968           895,552
 *Frontier Airlines, Inc...............................     127,200         1,876,836
 Frontier Oil Corp.....................................     248,700         3,996,609
 *Frontstep, Inc.......................................      82,700           363,466
 *Frozen Food Express Industries, Inc..................     167,175           356,919
 FSF Financial Corp....................................      17,800           310,610
 *FSI International, Inc...............................      93,800           726,950
 *FTI Consulting, Inc..................................      70,400         2,300,672
 *FuelCell Energy, Inc.................................       4,100            64,636
 *Furr's/Bishop's, Inc.................................      24,800            64,480
 *Fusion Medical Technologies, Inc.....................      93,500           563,805
 *#FX Energy, Inc......................................     120,900           270,211
 G & K Services, Inc. Class A..........................       5,700           177,726
 GA Financial, Inc.....................................      37,000           625,300
 *Gadzooks, Inc........................................      93,800         1,052,905
 *Gadzoox Networks, Inc................................       4,800             4,872
 Gainsco, Inc..........................................     214,005           368,089
 *Galagen, Inc.........................................      21,000               945
                                                            SHARES             VALUE+
                                                            ------             ------

 *Galaxy Nutritional Foods, Inc........................      37,700    $      203,580
 *Galey & Lord, Inc....................................     111,800            34,658
 *GameTech International, Inc..........................      70,200           289,224
 Garan, Inc............................................      40,442         1,656,100
 *Garden Fresh Restaurant Corp.........................      49,500           301,455
 *#Garden.Com Escrow Share.............................       1,600                 0
 *#Gardenburger, Inc...................................      86,500            48,440
 *Gardner Denver Machinery, Inc........................      28,100           609,770
 *#Gart Sports Co......................................      34,275           719,261
 *Gateway Industries, Inc..............................      11,120            12,121
 *Gaylord Container Corp. Class A......................     370,000           347,800
 GBC Bancorp...........................................      17,800           487,542
 *GC Companies, Inc....................................      12,300             3,013
 *Geerling & Wade, Inc.................................      29,400            29,547
 *Gehl Co..............................................      50,300           715,517
 *Genaera Corp.........................................     276,000         1,083,300
 *Genaissance Pharmaceuticals, Inc.....................      33,100           122,635
 Gencorp, Inc..........................................      50,100           638,775
 *Gene Logic, Inc......................................       1,900            34,770
 *Genelabs Technologies, Inc...........................     391,100           690,291
 *General Binding Corp.................................      40,700           365,486
 General Cable Corp....................................      47,800           573,600
 *General Communications, Inc. Class A.................     297,000         2,947,725
 *#General Datacomm Industries, Inc....................     237,100             7,706
 General Employment Enterprises, Inc...................      41,700            53,376
 *#General Magic, Inc..................................     146,400            59,292
 General Magnaplate Corp...............................       8,500            20,187
 *Genesco, Inc.........................................      17,200           330,240
 *Genesee & Wyoming, Inc...............................      34,200         1,023,264
 *Genesee Corp. Class B................................         800            13,800
 *#GenesisIntermedia, Inc..............................      96,000           566,400
 *Genlyte Group, Inc...................................       3,900           109,297
 *Genome Therapeutics Corp.............................     128,000           956,160
 *Genomica Corp........................................      55,500           240,037
 *GenStar Therapeutics Corp............................      39,700           103,220
 *Gensym Corp..........................................      38,000            22,800
 *#Genta, Inc..........................................      15,800           252,879
 Gentek, Inc...........................................     142,600           216,752
 *#Gentner Communications Corp.........................      33,600           614,208
 *Genus, Inc...........................................     153,900           487,863
 *GenVec, Inc..........................................      53,300           211,867
 *Genzyme Corp. - Genzyme Biosurgery Division..........      24,812           148,748
 *Genzyme Transgenics Corp.............................      44,900           223,602
 Georgia Gulf Corp.....................................      58,800         1,050,168
 *Geoworks Corp........................................     150,400           151,152
 *Gerber Childrenswear, Inc............................      76,100           483,996
 Gerber Scientific, Inc................................     116,700         1,155,330
 *#Geron Corp..........................................      74,100           741,370
 Getty Realty Corp. (Holding Co.)......................      72,800         1,354,080
 *Giant Group, Ltd.....................................      28,300            15,140
 *Giant Industries, Inc................................      78,200           689,724
 Gibraltar Steel Corp..................................       1,800            33,741
 *Giga Information Group, Inc..........................      79,700           164,182
 *Giga-Tronics, Inc....................................      49,600           193,192
 *G-III Apparel Group, Ltd.............................      62,070           374,903
 *Gilman & Ciocia, Inc.................................     128,600           292,565
 *Gish Biomedical, Inc.................................      70,750            59,784
 Glacier Bancorp, Inc..................................      35,954           674,497
 *Glacier Water Services, Inc..........................      24,500           200,655
 *Glenayre Technologies, Inc...........................     186,200           237,405

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *#Gliatech, Inc.......................................      88,200    $       63,945
 *Global e-Point, Inc..................................      14,266            22,826
 *Global Imaging Systems, Inc..........................     123,000         1,647,585
 *Global Payment Technologies, Inc.....................      54,600           210,210
 *#Global Sports, Inc..................................     116,900         2,205,318
 *Global Technologies, Ltd.............................      80,700             5,851
 *Globecomm Systems, Inc...............................      96,000           425,760
 *#GoAmerica, Inc......................................     167,000           137,775
 Gold Banc Corp........................................     198,434         1,443,607
 Golden Enterprises, Inc...............................      61,900           232,125
 *Golden State Vintners, Inc...........................      47,200           240,720
 *Good Guys, Inc.......................................     228,300           826,446
 *Goodrich Petroleum Corp..............................      17,600            79,200
 *Goodys Family Clothing, Inc..........................     163,500           704,685
 Gorman-Rupp Co........................................      54,600         1,370,460
 *Gottschalks, Inc.....................................     133,800           333,162
 *GP Strategies Corp...................................     109,400           295,380
 *Gradco Systems, Inc..................................      76,686            17,254
 *Graham Corp..........................................      12,350           151,905
 Granite State Bankshares, Inc.........................      45,300         1,028,083
 *Graphic Packaging International Corp.................     221,900         1,284,801
 *GraphOn Corp.........................................      11,800             8,142
 Gray Communications Systems, Inc......................      41,300           520,380
 *Great Atlantic & Pacific Tea Co., Inc................       2,100            50,295
 Great Southern Bancorp, Inc...........................      39,700         1,190,404
 Greater Bay Bancorp...................................      20,930           505,459
 *Green Mountain Coffee, Inc...........................      62,400         1,579,656
 Green Mountain Power Corp.............................      60,300         1,069,722
 *Greenbriar Corp......................................      34,300             6,860
 Greenbrier Companies, Inc.............................     127,200           938,736
 *Grey Wolf, Inc.......................................     232,400           639,100
 *Griffin Land & Nurseries, Inc. Class A...............      23,400           295,425
 *Griffon Corp.........................................     222,750         3,129,637
 *Gristede's Sloans, Inc...............................      33,339            41,674
 *Group 1 Automotive, Inc..............................       5,800           180,844
 *Group 1 Software, Inc................................      96,615         1,292,226
 *Grubb & Ellis Co.....................................     177,552           461,635
 GS Financial Corp.....................................       6,400            94,400
 *#GSV, Inc............................................       9,540               906
 *GTSI Corp............................................      86,700           539,707
 Guaranty Bancshares, Inc..............................       1,600            19,232
 Guaranty Federal Bancshares, Inc......................      17,100           239,314
 *Guaranty Financial Corp..............................      15,000           124,125
 *Guess, Inc...........................................      81,400           545,380
 *Guilford Mills, Inc..................................     176,800            63,648
 *Guilford Pharmaceuticals, Inc........................      56,100           730,702
 *Guitar Center, Inc...................................       6,200            80,817
 *Gulf Island Fabrication, Inc.........................      88,600         1,045,037
 *Gulfmark Offshore, Inc...............................      64,300         1,703,950
 *#Gumtech International, Inc..........................      97,300           666,018
 *Gundle/SLT Environmental, Inc........................     129,600           321,408
 *Gymboree Corp........................................     225,300         2,648,401
 Haggar Corp...........................................      60,700           725,061
 *Halifax Corp.........................................       8,650            26,642
 *Hall Kinion Associates, Inc..........................      69,800           487,553
 *Hallwood Group, Inc..................................       2,653            14,591
 *Ha-Lo Industries, Inc................................      15,400               893
 *Hamilton Bancorp, Inc................................     108,000           248,400
 *Hammons (John Q.) Hotels, Inc. Class A...............      49,800           239,040
 *Hampshire Group, Ltd.................................       4,900            55,762
 *Hampton Industries, Inc..............................      46,322            16,213
                                                            SHARES             VALUE+
                                                            ------             ------

 Hancock Fabrics, Inc..................................     187,700    $    2,580,875
 *Handleman Co.........................................       7,500           103,200
 *Hanger Orthopedic Group, Inc.........................     177,100         1,080,310
 Harbor Florida Bancshares, Inc........................      81,600         1,334,976
 Hardinge Brothers, Inc................................      84,200           883,679
 *Harken Energy Corp...................................      61,200            74,052
 Harland (John H.) Co..................................         500             9,925
 *Harolds Stores, Inc..................................      41,537            75,805
 *Harris Interactive, Inc..............................     256,500           552,757
 Harrodsburg First Financial Bancorp, Inc..............       3,700            41,588
 *Hartmarx Corp........................................     295,600           532,080
 *Harvard Industries, Inc..............................      13,400             2,546
 *Hastings Entertainment, Inc..........................      77,600           389,940
 *Hastings Manufacturing Co............................      13,700            72,062
 *Hathaway Corp........................................      34,580            91,118
 *Hauppauge Digital, Inc...............................      95,000           264,100
 *Hauser, Inc..........................................      20,275             8,617
 Haverty Furniture Co., Inc............................      40,000           610,000
 Haverty Furniture Co., Inc. Class A...................      12,000           183,600
 *Hawaiian Airlines, Inc...............................     683,900         1,709,750
 *Hawk Corp............................................      64,400           189,980
 *Hawker Pacific Aerospace.............................      70,300           158,526
 Hawkins, Inc..........................................      92,785           758,053
 *Hawthorne Financial Corp.............................      44,200           841,789
 *#Hayes Lemmerz International, Inc....................       4,100             3,280
 *Headwaters, Inc......................................     101,800         1,170,191
 *Headway Corporate Resources, Inc.....................     104,900            45,107
 *Health Management Systems, Inc.......................     167,500           314,900
 *Health Risk Management, Inc..........................      44,500                44
 *HealthAxis, Inc......................................     127,300           103,113
 *Healthcare Recoveries, Inc...........................     105,800           471,339
 *Healthcare Services Group, Inc.......................     115,900         1,070,916
 *Healthcor Holdings, Inc..............................      30,000               195
 *HealthStream, Inc....................................      14,400            18,864
 *HearMe...............................................       1,700               165
 *Hearx, Ltd...........................................      60,700            62,521
 *Hector Communications Corp...........................      24,700           385,320
 *HEI, Inc.............................................      24,700           194,142
 Heico Corp............................................      69,600         1,012,680
 Heico Corp. Class A...................................      40,205           484,872
 *Heidrick & Struggles International, Inc..............       5,800            97,527
 Helix Technology Corp.................................       1,500            30,802
 *Hemasure, Inc........................................      56,400            24,534
 *#Hemispherx Biopharma, Inc...........................     218,900           875,600
 Herbalife International, Inc. Class A.................      31,233           414,774
 *Heritage Commerce Corp...............................       6,900            48,300
 Heritage Financial Corp...............................      85,400           990,640
 *Herley Industries, Inc...............................     101,850         1,364,281
 *Heska Corp...........................................     131,400           120,888
 *Hexcel Corp..........................................     158,100           407,898
 HF Financial Corp.....................................      27,200           324,360
 *Hibbett Sporting Goods, Inc..........................      48,600         1,276,965
 Hickory Tech Corp.....................................      12,800           213,632
 *High Plains Corp.....................................     142,776           799,546
 *Highlands Insurance Group, Inc.......................     120,000            30,000
 Hilb Rogal Hamilton Co................................      27,335         1,624,519
 *Hines Horticulture, Inc..............................     195,800           710,754
 Hingham Institution for Savings MA....................       5,350           124,334
 *Hirsch International Corp. Class A...................      53,600            27,336
 *Hi-Shear Technology Corp.............................      45,350            92,967

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Hi-Tech Pharmacal, Inc...............................      38,100    $      365,569
 *HMI Industries, Inc..................................      84,200            80,411
 HMN Financial, Inc....................................      33,000           521,400
 *Hoenig Group, Inc....................................      61,000           632,875
 *Holiday RV Superstores, Inc..........................      61,700            64,785
 *#Hollis-Eden Pharmaceuticals, Inc....................     137,200         1,365,140
 Holly Corp............................................     126,200         2,368,774
 *Hollywood Casino Corp. Class A.......................     234,900         2,130,543
 *Hollywood Entertainment Corp.........................      54,400           812,736
 *Hollywood Media Corp.................................      33,800           135,031
 *Hologic, Inc.........................................     212,100         2,255,683
 Home Federal Bancorp..................................      37,400           680,493
 *Home Products International, Inc.....................      64,400           232,806
 *Homegold Financial, Inc..............................      32,600            13,855
 *Homeland Holding Corp................................       5,500               117
 *Hoover's, Inc........................................      16,800            53,004
 HopFed Bancorp, Inc...................................       4,500            54,540
 Horizon Financial Corp................................      67,968           864,553
 *Horizon Health Corp..................................      47,775           615,103
 *Horizon Medical Products, Inc........................       2,600             1,820
 *Horizon Offshore, Inc................................     144,600         1,036,782
 *Horizon Organic Holding Corp.........................      92,800         1,230,992
 *Horizon Pharmacies, Inc..............................      55,500            11,655
 *Hot Topic, Inc.......................................     104,400         2,966,004
 *HotJobs.com, Ltd.....................................      10,400            72,956
 *#House2Home, Inc.....................................     313,000             1,878
 *Hovnanian Enterprises, Inc. Class A..................     198,954         2,747,555
 #Howell Corp..........................................     114,400         1,145,144
 *Howtek, Inc..........................................      37,500            50,625
 *HPSC, Inc............................................      68,800           547,992
 *HTE, Inc.............................................     150,500           305,515
 *Hub Group, Inc. Class A..............................      52,900           525,561
 *Hudson Hotels Corp...................................       3,166             1,029
 *Hudson Technologies, Inc.............................      32,100            94,534
 *Huffy Corp...........................................      96,300           532,539
 Hunt Corp.............................................     141,900           929,445
 *Huntco, Inc. Class A.................................      45,000             8,775
 *Hurco Companies, Inc.................................      48,800           120,048
 *Hurry, Inc...........................................      20,200            23,937
 *Hutchinson Technology, Inc...........................       6,200           130,417
 *Hycor Biomedical, Inc................................      83,216           498,048
 *Hypercom Corp........................................      47,700           302,418
 *HyperFeed Technologies, Inc..........................     149,400           109,062
 *Hyperion Solutions Corp..............................       7,800           149,331
 *#Hyseq, Inc..........................................      71,300           587,155
 *#i3 Mobile, Inc......................................       1,400             2,912
 *#iBasis, Inc.........................................       7,100             8,839
 Iberiabank Corp.......................................      55,800         1,518,597
 *Ibis Technology Corp.................................       8,200            80,360
 *Ico, Inc.............................................     165,818           194,836
 *ICT Group, Inc.......................................      91,700         1,461,239
 *ICU Medical, Inc.....................................      71,250         3,060,900
 *#Identix, Inc........................................      39,400           330,369
 *IDT Corp.............................................      22,400           302,400
 *IDT Corp. Class B....................................      22,400           266,560
 *IDX Systems Corp.....................................       2,800            36,078
 *IEC Electronics Corp.................................      59,200            29,896
 *IFR Systems, Inc.....................................      96,402            76,640
 *iGate Capital Corp...................................     348,700         1,448,848
 *#IGEN, Inc...........................................       4,800           172,488
 *IGI, Inc.............................................      70,100            54,678
 *Igo Corp.............................................      13,500             3,780
                                                            SHARES             VALUE+
                                                            ------             ------

 *IHOP Corp............................................       5,600    $      158,480
 *II-VI, Inc...........................................     114,052         1,853,915
 *Ikos Systems, Inc....................................      91,550           688,914
 *Image Entertainment, Inc.............................     174,300           337,270
 *ImageX.com, Inc......................................      45,500            31,850
 *iManage, Inc.........................................       5,200            33,358
 *Imatron, Inc.........................................     250,000           461,250
 IMCO Recycling, Inc...................................     135,800           897,638
 *Immersion Corp.......................................       3,800            17,271
 *Immucor, Inc.........................................     118,600           793,434
 *Immune Response Corp.................................     250,000           361,250
 *Immunogen, Inc.......................................       2,900            47,632
 *Impath, Inc..........................................      75,600         2,818,746
 *Impax Laboratoroes, Inc..............................      10,700           112,403
 *#Impco Technologies, Inc.............................      45,200           631,218
 *Imperial Credit Industries, Inc......................     303,700           126,035
 *#Imperial Sugar Co...................................         457             3,279
 *Implant Sciences Corp................................      30,100           308,525
 *Impreso.com, Inc.....................................      31,500            74,812
 *Incara Pharmaceuticals Corp..........................      23,000            34,615
 Independence Holding Co...............................      17,180           278,316
 Independent Bank Corp.................................     130,500         2,715,705
 Independent Bank East.................................     117,058         3,219,095
 *Individual Investor Group, Inc.......................      53,900             4,986
 *Indus International, Inc.............................     162,500         1,165,125
 *Industrial Data Systems Corp.........................      11,100             8,991
 *Industrial Distribution Group, Inc...................      81,400           125,356
 *Industrial Holdings, Inc.............................      92,700            83,430
 *Industri-Matematik International Corp................     279,100           281,891
 *Inet Technologies, Inc...............................      11,000            89,210
 *Infinium Software, Inc...............................     119,500           159,532
 *Infocrossing, Inc....................................      53,200           244,188
 *InFocus Corp.........................................      15,800           356,606
 *Infogrames, Inc......................................      20,900           159,885
 *#Information Architects Corp.........................     409,500           104,422
 *Information Resources, Inc...........................     159,700         1,302,353
 *#InforMax, Inc.......................................     106,100           331,032
 *Inforte Corp.........................................       1,900            22,524
 *infoUSA, Inc.........................................      17,600           100,144
 *Infu-tech, Inc.......................................      14,600             1,606
 *Ingenuus Corp........................................      40,600             3,451
 Ingles Market, Inc. Class A...........................       2,600            31,525
 *Inkine Pharmaceutical Co., Inc.......................       9,500            13,870
 *Innodata Corp........................................      41,496           127,185
 *Innotrac Corp........................................     157,900         1,192,145
 *Innovative Clinical Solutions, Ltd...................       1,310               223
 *#Innovative Gaming Corp. of America..................      41,050            11,699
 *Innoveda, Inc........................................     133,000           134,330
 *Innovex, Inc.........................................     130,800           444,066
 *Inprimis, Inc........................................     114,100             6,561
 *Input/Output, Inc....................................       6,000            46,800
 *Insightful Corp......................................      40,100            93,032
 *Insignia Financial Group, Inc........................     179,200         1,824,256
 *inSilicon Corp.......................................      40,100            87,819
 *Insite Vision, Inc...................................     254,500           297,765
 *Insituform East, Inc.................................      20,200            24,644
 *Insmed, Inc..........................................      59,700           200,890
 *Inspire Insurance Solutions, Inc.....................     171,100            65,018
 *Inspire Pharmaceuticals, Inc.........................      97,400         1,103,055
 *Insteel Industries, Inc..............................      66,244            39,746
 *Insurance Auto Auctions, Inc.........................     108,400         1,579,930

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Insurance Management Solutions, Inc..................     103,000    $      267,800
 *InsWeb Corp..........................................      78,100            56,622
 *INT Media Group, Inc.................................      20,600            44,496
 Integra Bank Corp.....................................      20,600           419,725
 *Integra Lifesciences Corp............................     127,300         3,446,647
 *#Integra, Inc........................................      41,400            74,520
 *Integral Systems, Inc................................     120,500         2,588,942
 *Integral Vision, Inc.................................      95,500            15,280
 *IntegraMed America, Inc..............................      19,600           131,810
 *Integrated Electrical Services, Inc..................     161,200           657,696
 *Integrated Information Systems, Inc..................      37,800            17,955
 *Integrated Silicon Solution, Inc.....................      91,900         1,064,661
 *Integrated Telecom Express, Inc......................       6,300             9,450
 *INTELFILM Corp.......................................      49,000            29,890
 *#Intelli-Check, Inc..................................         800            12,720
 *Intellicorp, Inc.....................................       6,900             2,346
 *Intellidata Technologies Corp........................      97,100           294,698
 *Intelligent Systems Corp.............................      38,100           116,967
 *Intelligroup, Inc....................................     121,100           110,201
 *Inter Parfums, Inc...................................     168,600         1,294,005
 *Interactive Intelligence, Inc........................       4,500            21,487
 *InterCept Group, Inc.................................         700            22,872
 Interchange Financial Services Corp...................      49,510           929,550
 *InterDent, Inc.......................................      22,183            41,150
 *Interdigital Communications Corp.....................       7,000            65,065
 *Interep National Radio Sales, Inc....................      18,000            52,110
 Interface, Inc. Class A...............................      77,400           380,421
 *Interferon Scientific, Inc...........................      13,680             5,540
 *Intergraph Corp......................................       3,700            44,881
 *#Interliant, Inc.....................................         500               212
 *Interlink Electronics, Inc...........................      82,000           336,610
 *Interlinq Software Corp..............................      42,800            81,534
 *Interlogix, Inc......................................      91,800         2,424,438
 *Interlott Technologies, Inc..........................      40,200           172,860
 *Intermagnetics General Corp..........................     162,915         3,798,363
 Intermet Corp.........................................     244,800           782,136
 *Internap Network Services Corp.......................     137,800           155,025
 *International Aircraft Investors.....................      14,700            28,224
 International Aluminum Corp...........................      18,500           401,450
 *International FiberCom, Inc..........................      23,400             7,137
 *#International Microcomputer Software, Inc...........       4,200             1,680
 International Multifoods Corp.........................      40,400           921,928
 *International Remote Imaging Systems, Inc............      35,350            95,091
 International Shipholding Corp........................      51,200           322,560
 *International Total Services, Inc....................      46,000             3,910
 *#Internet America, Inc...............................       1,400               490
 *Internet Commerce and Communications, Inc............     125,100               938
 *Internet Commerce Corp...............................      13,900            53,445
 *Internet Pictures Corp...............................       1,500             3,202
 *Interneuron Pharmaceuticals, Inc.....................     106,600           913,562
 *Interphase Corp......................................      63,400           260,574
 *Interplay Entertainment Corp.........................      28,000            23,800
 Interpool, Inc........................................     113,300         1,812,800
 *Interpore International, Inc.........................     246,600         1,971,567
 *#Interspeed, Inc.....................................       1,600                30
 *Interstate National Dealers Services, Inc............      48,300           241,017
 Inter-Tel, Inc........................................       7,400           135,124
                                                            SHARES             VALUE+
                                                            ------             ------

 *Intervisual Books, Inc. Class A......................       5,900    $        4,307
 *Intervoice, Inc......................................      45,602           644,584
 *Intest Corp..........................................      29,200            94,024
 *Intevac, Inc.........................................     109,700           307,160
 *IntraBiotics Pharmaceuticals, Inc....................       3,800             7,999
 *Intrado, Inc.........................................     122,100         3,369,349
 *#Intraware, Inc......................................       5,400             4,077
 *Intrusion.com, Inc...................................     107,500           206,937
 Investors Title Co....................................      19,800           288,189
 *#Invision Technologies, Inc..........................     109,300         2,750,534
 *Invivo Corp..........................................      51,500           638,342
 *Iomed, Inc...........................................      34,300            71,687
 *Ion Networks, Inc....................................     107,100            49,801
 *Iridex Corp..........................................      56,300           258,980
 #Irwin Financial Corp.................................       6,400           105,920
 *Isco, Inc............................................      98,241           812,944
 *I-Sector Corporation.................................      32,000            27,360
 *Isis Pharmaceuticals, Inc............................      10,200           232,203
 *Isle of Capri Casinos, Inc...........................     155,200         2,013,720
 *Isolyser Co., Inc....................................     375,445           741,504
 *I-Stat Corp..........................................     104,300           660,219
 *IT Group, Inc .......................................     204,981           225,479
 *ITC Learning Corp....................................      34,500             3,105
 *ITLA Capital Corp....................................      51,800           976,689
 *Itron, Inc...........................................     154,100         4,352,554
 *Ivex Packaging Corp..................................     168,800         3,013,080
 *#iVillage, Inc.......................................       2,060             2,482
 *IXYS Corp............................................       5,100            31,110
 *J & J Snack Foods Corp...............................      87,900         2,100,810
 *J Net Enterprises, Inc...............................      79,075           167,639
 *J. Alexander's Corp..................................     115,100           256,097
 *J. Jill Group, Inc...................................     112,300         2,216,240
 *j2 Global Communication, Inc.........................      83,438           327,494
 Jacksonville Bancorp, Inc.............................      14,500           295,655
 *Jaclyn, Inc..........................................      20,027            44,059
 *Jaco Electronics, Inc................................      63,409           271,393
 *Jacobson Stores, Inc.................................      50,900           109,435
 *Jakks Pacific, Inc...................................      39,800           994,403
 *JDA Software Group, Inc..............................       6,900           115,954
 *Jennifer Convertibles, Inc...........................      41,000            89,790
 JLG Industries, Inc...................................       3,500            33,425
 *JLM Industries, Inc..................................      58,400           106,872
 *JMAR Industries, Inc.................................     189,000           645,435
 *JNI Corp.............................................       7,600            70,832
 *Johnson Outdoors, Inc................................      52,800           376,200
 *Jore Corp............................................     103,300               516
 *Jos. A. Bank Clothiers, Inc..........................      58,700           473,415
 *Joule, Inc...........................................      41,900            58,660
 *JPM Co...............................................      71,500             6,971
 *JPS Industries, Inc..................................      24,500           121,397
 *Jupiter Media Metrix, Inc............................      36,300            57,535
 K Swiss, Inc. Class A.................................      72,800         2,327,780
 *K2, Inc..............................................     182,470         1,523,624
 *Kadant, Inc..........................................      34,600           476,442
 Kaman Corp. Class A...................................         400             5,850
 *Kana Software, Inc...................................       2,310             4,170
 Kaneb Services LLC....................................     101,300         1,860,881
 Kankakee Bancorp, Inc.................................       1,500            40,140
 *Kasper A.S.L., Ltd...................................      31,800             6,678
 Katy Industries, Inc..................................      76,100           243,520
 *KBK Capital Corp.....................................      27,300            60,060
 *#KCS Energy, Inc.....................................      52,100           151,090

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Keith Companies, Inc.................................         900    $        7,672
 *#Kellstrom Industries, Inc...........................     118,000            18,290
 Kellwood Co...........................................       6,800           150,484
 *Kendle International, Inc............................      98,600         1,617,040
 *Kennedy-Wilson, Inc..................................      76,700           271,901
 *Kensey Nash Corp.....................................     137,400         2,801,586
 *Kent Financial Services, Inc.........................      25,356           105,481
 *Kentucky Electric Steel, Inc.........................      19,800             8,415
 Kentucky First Bancorp, Inc...........................       4,500            57,600
 *#Keravision, Inc.....................................     191,200             3,298
 *Kevco, Inc...........................................      67,700               846
 Kewaunee Scientific Corp..............................      19,400           171,690
 *Key Production Co., Inc..............................     111,717         1,753,957
 *Key Technology, Inc..................................      36,000           110,880
 *Key Tronic Corp......................................     115,500           301,455
 *Key3Media Group, Inc.................................      45,300           207,927
 *Keynote Systems, Inc.................................      22,800           178,410
 *Keystone Automotive Industries, Inc..................     147,100         2,311,676
 *Keystone Consolidated Industries, Inc................      90,200            93,808
 *kforce.com, Inc......................................      94,631           458,960
 *#KFX, Inc............................................     160,200           464,580
 *Kimmins Corp.........................................      10,833             2,762
 *Kinark Corp..........................................      56,500            48,025
 *Kirby Corp...........................................       3,600            94,680
 *Kit Manufacturing Co.................................       7,800            17,940
 Klamath First Bancorp, Inc............................      69,100           912,811
 Knape & Vogt Manufacturing Co.........................      27,688           282,279
 *Knight Transportation, Inc...........................      61,800         1,715,259
 *Koala Corp...........................................     102,600            87,210
 *#Komag, Inc..........................................     520,880            25,784
 *Kontron Mobile Computing, Inc........................       4,000             3,660
 *Korn/Ferry International.............................     113,000           971,800
 *Kos Pharmaceuticals, Inc.............................      18,000           567,090
 #Koss Corp............................................      84,000         1,525,020
 *#Krauses Furniture, Inc..............................      50,400               151
 *Kroll, Inc...........................................     205,100         2,934,981
 *#K-Tel International, Inc............................      84,500            19,435
 *K-Tron International, Inc............................      61,300           652,845
 *Kushner-Locke Co.....................................      63,600             2,226
 *KVH Industries, Inc..................................      74,000           442,150
 *L90, Inc.............................................      53,000            65,190
 *La Jolla Pharmceutical Co............................     167,300         1,419,540
 *LaBarge, Inc.........................................     218,550           719,030
 *LabOne, Inc..........................................      86,550         1,267,958
 *Labor Ready, Inc.....................................     185,800           849,106
 Laclede Group, Inc....................................       3,300            78,210
 *LaCrosse Footwear, Inc...............................      20,400            83,844
 *Ladish Co., Inc......................................     119,300         1,065,349
 *Lakeland Industries, Inc.............................      19,900           183,080
 *Lakes Gaming, Inc....................................      77,300           514,045
 *Lamson & Sessions Co.................................     145,900           498,978
 Lance, Inc............................................       4,800            70,032
 *Lancer Corp..........................................      94,525           427,253
 *Landair Corp.........................................      47,100           403,412
 Landauer, Inc.........................................      87,500         3,001,250
 *Landec Corp..........................................     141,000           464,595
 *Landmark Systems, Inc................................      63,500           144,145
 Landrys Seafood Restaurants, Inc......................     203,200         3,992,880
 *Larscom, Inc.........................................      77,700            93,240
 *Laser Pacific Media Corp.............................      41,000           104,960
 *Laser Vision Centers, Inc............................     146,700           348,413
                                                            SHARES             VALUE+
                                                            ------             ------

 *#Laserscope..........................................       2,500    $        4,475
 *#LaserSight Corp.....................................     182,600           162,514
 *Lason, Inc...........................................     124,700            15,588
 *Latitude Communications, Inc.........................     126,600           169,011
 Lawson Products, Inc..................................       4,900           130,757
 *Layne Christensen Co.................................     160,400         1,258,338
 *Lazare Kaplan International, Inc.....................      67,400           380,810
 *LBP, Inc.............................................      27,800            19,460
 *LCA-Vision, Inc......................................     196,715           166,224
 *LCC International, Inc. Class A......................      52,300           350,672
 *LeadingSide, Inc.....................................     113,700               569
 *Leapnet, Inc.........................................      35,621            65,543
 *#Learn2 Corp.........................................     129,455            18,124
 *Learning Tree International, Inc.....................       6,100           146,431
 *Lechters, Inc........................................     139,800               769
 *Lecroy Corp..........................................      86,900         1,429,505
 *Lectec Corp..........................................      26,037            28,641
 Ledger Capital Corp...................................      15,900           270,300
 *#LendingTree, Inc....................................       3,000            17,460
 Lesco, Inc............................................      93,100           661,010
 *#Level 8 Systems, Inc................................     138,400           240,124
 *Lexicon Genetics, Inc................................       6,900            69,173
 Liberty Bancorp, Inc..................................       6,600            78,870
 Liberty Homes, Inc. Class A...........................         200             1,100
 *LIFE Financial Corp..................................      19,920            33,565
 *Lifecell Corp........................................     108,800           264,928
 *Lifecore Biomedical, Inc.............................     126,800         1,328,230
 *Lifeline Systems, Inc................................      37,000           710,400
 *#LifePoint, Inc......................................       8,500            18,275
 Lifetime Hoan Corp....................................      89,052           488,005
 *Lightbridge, Inc.....................................      91,480         1,160,424
 *Lightning Rod Software, Inc..........................       2,180               392
 *LightPath Technologies, Inc..........................      19,100            68,092
 Lillian Vernon Corp...................................      79,500           600,225
 Lindsay Manufacturer Co...............................      42,500           796,875
 *Lionbridge Technologies, Inc.........................      31,886            59,149
 *Lipid Sciences, Inc..................................      58,300           498,465
 Liqui Box Corp........................................      13,400           602,665
 *Liquid Audio, Inc....................................      64,600           152,133
 *Lithia Motors, Inc. Class A..........................      72,200         1,407,900
 *Littlefield, Adams & Co..............................      16,577               104
 *Littlefuse, Inc......................................       2,900            72,341
 *LLX Resorts, Inc.....................................      15,900           104,940
 *LMI Aerospace, Inc...................................       3,700            14,930
 *Local Financial Corp.................................       2,800            36,134
 *Lodgenet Entertainment Corp..........................      92,900         1,494,761
 *#Lodgian, Inc........................................     205,000            24,600
 *Loews Cineplex Entertainment Corp....................     196,200            22,563
 *Logic Devices, Inc...................................      51,400           156,770
 *#Logility, Inc.......................................     135,600           318,660
 *Lojack Corp..........................................     155,400           827,505
 Lone Star Steakhouse & Saloon, Inc....................       4,800            67,200
 *Lone Star Technologies, Inc..........................       1,500            22,665
 *Lowrance Electronics, Inc............................       2,800             7,420
 LSB Bancshares, Inc. NC...............................      35,571           500,662
 LSB Corp..............................................      16,200           204,525
 LSI Industries, Inc...................................     143,403         3,602,283
 *Luby's Cafeterias, Inc...............................     142,350         1,010,685
 Lufkin Industries, Inc................................      47,000         1,222,000
 *Lund International Holdings, Inc.....................      15,800             2,765
 *Lydall, Inc..........................................     143,000         1,384,240
 *Lynch Corp...........................................      29,600           532,800

                                      190
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Lynch Interactive Corp...............................      59,200    $    3,611,200
 *#Lynx Therapeutics, Inc..............................      35,900           114,521
 *M & F Worldwide Corp.................................     171,400           774,728
 *M.H. Meyerson & Co., Inc.............................      72,600            65,703
 MacDermid, Inc........................................       2,200            30,426
 *Mace Security International, Inc.....................      60,500            57,475
 *Mac-Gray Corp........................................     116,500           359,403
 *Mackie Designs, Inc..................................     112,900           474,180
 *#MacroChem Corp......................................       3,100             9,192
 *Madden (Steven), Ltd.................................     132,700         1,593,064
 *Made2Manage Systems, Inc.............................      41,600           171,600
 Madison Gas & Electric Co.............................       3,100            82,460
 *Magellan Health Services, Inc........................     223,700         2,360,035
 *Magna Entertainment Corp.............................         700             4,113
 *Magnetek, Inc........................................     103,400           939,906
 *Magnum Hunter Resources, Inc.........................     211,700         1,799,450
 *MAI Systems Corp.....................................      60,707            21,855
 *MAII Holdings, Inc...................................      62,800           111,156
 *Mail-Well, Inc.......................................       4,000            15,800
 *Main Street & Main, Inc..............................      91,825           485,295
 Main Street Bancorp, Inc..............................      43,300           653,397
 Maine Public Service Co...............................      29,300           833,585
 *#Major Automotive Companies, Inc.....................       4,150             2,864
 *Mallon Resources Corp................................      80,325           254,630
 *Management Network Group, Inc........................       5,700            35,226
 *Manatron, Inc........................................         115               480
 *Manchester Technologies, Inc.........................      84,000           197,820
 *Manning (Greg) Auctions, Inc.........................      50,600            82,731
 *Mapics, Inc..........................................     198,500         1,102,668
 *Mapinfo Corp.........................................      69,750           967,781
 *Marimba, Inc.........................................      17,900            48,867
 Marine Products Corp..................................      45,780           187,698
 *MarineMax, Inc.......................................      25,050           196,643
 *Marisa Christina, Inc................................      69,200            57,782
 Maritrans, Inc........................................      95,400           944,460
 *#Marketing Services Group, Inc.......................       9,816            32,442
 *MarketWatch.com, Inc.................................      34,200           130,473
 *MarkWest Hydrocarbon, Inc............................      61,100           354,380
 *Marlton Technologies, Inc............................      63,000            26,460
 Marsh Supermarkets, Inc. Class A......................      17,700           244,703
 Marsh Supermarkets, Inc. Class B......................      29,800           388,890
 *Martek Biosciences Corp..............................     113,100         2,469,539
 *Marten Transport, Ltd................................      52,800           921,360
 *#Marvel Enterprises, Inc.............................     137,400           496,014
 Massbank Corp.........................................      20,933           756,728
 *Mastec, Inc..........................................      11,100            60,495
 *Matec Corp...........................................      35,700           173,859
 *Material Sciences Corp...............................     135,300         1,323,234
 *Matlack Systems, Inc.................................      81,350               366
 *Matria Healthcare, Inc...............................      90,875         2,327,763
 *Matritech, Inc.......................................     257,800           577,472
 *Matrix Bancorp, Inc..................................      29,500           312,553
 *Matrix Pharmaceutical, Inc...........................     126,600           143,691
 *Matrix Service Co....................................      81,600           563,448
 *MatrixOne, Inc.......................................       3,300            27,192
 *Mattson Technology, Inc..............................     112,260           824,550
 *Maui Land & Pineapple Company, Inc...................      15,700           368,008
 *Maverick Tube Corp...................................      68,500           718,565
 *Max & Ermas Restaurants, Inc.........................      20,844           250,128
 *Maxco, Inc...........................................      18,800           108,100
 *Maxicare Health Plans, Inc...........................      25,160               315
                                                            SHARES             VALUE+
                                                            ------             ------

 *Maxim Pharmaceuticals, Inc...........................       8,600    $       58,652
 *Maxwell Shoe Company, Inc............................      83,400         1,191,786
 *Maxwell Technologies, Inc............................     101,592         1,062,144
 *Maxxam, Inc..........................................      16,000           304,000
 Mayflower Co-Operative Bank Middleboro................         300             3,983
 *Maynard Oil Co.......................................     102,700         1,946,165
 *Mayor's Jewelers, Inc................................     218,400           305,760
 *Mays (J.W.), Inc.....................................       2,700            30,389
 *Mazel Stores, Inc....................................      86,200           193,519
 *MB Financial, Inc....................................      29,900           771,271
 *McClain Industries, Inc..............................      91,066           138,876
 McGrath Rent Corp.....................................      76,200         1,919,097
 *MCK Communications, Inc..............................      53,600            75,040
 *McMoran Exploration Co...............................      64,700           439,960
 *#MCSI, Inc...........................................      97,700         2,024,833
 *Meade Instruments Corp...............................      82,900           325,383
 *Meadow Valley Corp...................................      22,900            46,029
 Meadowbrook Insurance Group, Inc......................      68,900           130,910
 *#Measurement Specialties, Inc........................      78,500           510,250
 *Mechanical Dynamics, Inc.............................      54,900           534,726
 *Med-Design Corp......................................       2,800            47,418
 Medford Bancorp, Inc..................................      74,600         1,519,975
 *Media 100, Inc.......................................     115,900           166,317
 *#Media Arts Group, Inc...............................     135,100           391,790
 *MediaBay, Inc........................................      71,600            32,578
 *Medialink Worldwide, Inc.............................      49,800           162,597
 *Medical Action Industries, Inc.......................      95,300         1,677,280
 *Medical Advisory Systems, Inc........................      13,500            81,540
 *Medical Resources, Inc...............................      40,175               281
 *Medicore, Inc........................................      45,000            78,525
 *Medstone International, Inc..........................      40,700           183,557
 *MEDTOX Scientific, Inc...............................      17,710           193,925
 *Memberworks, Inc.....................................       4,300            44,398
 *MEMC Electronic Materials, Inc.......................      26,500            99,375
 *Mercator Software, Inc...............................      15,000           111,075
 Merchants Bancshares, Inc.............................      31,400         1,037,770
 Merchants Group, Inc..................................      15,700           357,175
 *Mercury Air Group, Inc...............................      67,015           314,971
 Meridian Bioscience, Inc..............................     150,900           894,083
 *Meridian Medical Technology, Inc.....................      26,900           498,995
 *Meridian Resource Corp...............................     425,872         1,426,671
 *Merisel, Inc.........................................           5                11
 *MeriStar Hotels & Resorts, Inc.......................     178,550           130,342
 *Merit Medical Systems, Inc...........................      91,937         1,345,958
 *Merix Corp...........................................      65,200         1,220,544
 *Merrimac Industries, Inc.............................      13,565           122,628
 *Mesa Air Group, Inc..................................     364,000         2,502,500
 *Mesa Labs, Inc.......................................      27,900           166,842
 *Mesaba Holdings, Inc.................................      66,700           464,899
 *Messagemedia, Inc....................................     267,800            33,475
 *Mestek, Inc..........................................     115,750         2,778,000
 *Meta Group, Inc......................................     104,600           195,602
 Metals USA, Inc.......................................     276,800            44,288
 *MetaSolv Software, Inc...............................     139,000         1,107,830
 *Metatec Corp. Class A................................      62,100            23,598
 *Metawave Communications Corp.........................       7,900            17,341
 Methode Electronics, Inc. Class A.....................       9,600            77,616
 Met-Pro Corp..........................................     148,665         1,758,707
 *Metro Information Services, Inc......................      71,800           565,425
 *Metrocall, Inc.......................................     234,163             9,132
 MetroCorp. Bancshares, Inc............................      23,000           264,500

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Metrologic Instruments, Inc..........................      55,300    $      401,755
 MFB Corp..............................................       8,500           174,293
 *MFRI, Inc............................................      31,800            96,990
 *MGI Pharma, Inc......................................     123,200         1,706,936
 MI Schottenstein Homes, Inc...........................      66,200         2,713,538
 *Michael Anthony Jewelers, Inc........................      64,100           184,608
 *Micro Component Technology, Inc......................     118,032           237,834
 *Micro General Corp...................................      36,800           446,200
 *Micro Linear Corp....................................     109,300           332,272
 MicroFinancial, Inc...................................      32,000           316,480
 *Micros Systems, Inc..................................       2,900            72,152
 *Micros to Mainframes, Inc............................      44,200            61,880
 *Microsemi Corp.......................................      42,550         1,323,731
 *Micro-Therapeutics, Inc..............................     101,900           584,906
 *Microvision, Inc.....................................       3,300            46,250
 Midas, Inc............................................     102,200         1,272,390
 Middleby Corp.........................................     103,000           553,110
 Middlesex Water Co....................................      28,000           942,060
 Midland Co............................................      44,100         1,784,066
 Mid-State Bancshares..................................       6,600           103,752
 *Midway Airlines Corp.................................      71,000            12,425
 *Midway Games, Inc....................................       4,400            65,736
 Midwest Banc Holdings, Inc............................      12,700           248,730
 *Midwest Express Holdings, Inc........................      64,600           788,120
 Midwest Grain Products, Inc...........................      76,800           925,056
 MIIX Group, Inc.......................................       9,300           106,485
 *Mikohn Gaming Corp...................................      50,150           371,361
 *#Milestone Scientific, Inc...........................      24,800            15,624
 *Millerbuilding Systems Escrow Shares.................      72,800            21,840
 *Miltope Group, Inc...................................      44,000            76,340
 *MIM Corp.............................................     118,800         1,446,390
 Minuteman International, Inc..........................      15,400           133,441
 *MIPS Technologies, Inc...............................       3,800            35,663
 *Miravant Medical Technologies........................      46,500           394,553
 *Misonix, Inc.........................................      36,400           316,134
 *Mission Resources Corp...............................     158,900           542,644
 *Mississippi Chemical Corp............................     237,569           767,348
 *Mitcham Industries, Inc..............................      94,300           459,713
 *Mitek Systems, Inc...................................      22,300            34,677
 *Mity-Lite, Inc.......................................      41,150           338,665
 *Mobile Mini, Inc.....................................      55,700         1,791,591
 *Mobius Management Systems, Inc.......................     182,000           521,430
 Mocon, Inc............................................      73,475           670,459
 *Modtech Holdings, Inc................................     110,312           974,607
 *Moldflow Corp........................................       2,800            35,924
 *Molecular Devices Corp...............................       4,600            91,793
 *Monarch Casino and Resort, Inc.......................      83,400           649,269
 *Monarch Dental Corp..................................      14,966            33,748
 *Monro Muffler Brake, Inc.............................      55,598           715,824
 *Monterey Bay Bancorp, Inc............................      21,975           314,792
 *Monterey Pasta Co....................................     140,700           960,981
 *Moog, Inc. Class A...................................      23,850           493,218
 *Moore Handley, Inc...................................       1,500             3,285
 *Moore Medical Corp...................................      26,600           196,840
 *Morgan's Foods, Inc..................................         600               540
 *Morton Industrial Group, Inc. Class A................      22,645            28,080
 *Morton's Restaurant Group, Inc.......................      54,900           732,915
 *#Mossimo, Inc........................................     149,750           532,361
 *Mother's Work, Inc...................................      31,000           246,915
 *Motient Corp.........................................      39,300            19,847
 *Motor Car Parts & Accessories, Inc...................      24,500            79,013
 *Motor Cargo Industries, Inc..........................      10,000           121,350
                                                            SHARES             VALUE+
                                                            ------             ------

 Movado Group, Inc.....................................      98,900    $    1,829,650
 *Movie Gallery, Inc...................................     171,450         4,280,249
 *MRO Software, Inc....................................       6,200           105,307
 *MSC Software Corp....................................     150,300         2,104,200
 *#MTI Technology Corp.................................      96,400           178,822
 *MTR Gaming Group, Inc................................       6,200            84,103
 MTS Systems Corp......................................     190,948         2,030,732
 Mueller (Paul) Co.....................................      26,300           775,587
 *Multex.com, Inc......................................     137,500           778,938
 *Multi Color Corp.....................................      13,600           307,836
 Myers Industries, Inc.................................      10,000           124,000
 *NABI, Inc............................................     322,686         2,926,762
 *Nanogen, Inc.........................................       3,400            21,420
 *Nanometrics, Inc.....................................      66,000         1,512,390
 *Nanophase Technologies Corp..........................     119,400           767,742
 *Napco Security Systems, Inc..........................      64,000           372,800
 *Napro Biotherapeutics, Inc...........................     217,900         2,467,718
 Nash Finch Co.........................................      91,400         2,271,747
 *Nashua Corp..........................................      54,600           274,092
 *Nastech Pharmaceutical Co., Inc......................      71,300           864,513
 *NATCO Group, Inc. Class A............................     193,500         1,250,010
 *Nathans Famous, Inc..................................      52,700           183,396
 *National Beverage Corp...............................     106,900         1,197,280
 *National Dentex Corp.................................      27,400           610,198
 *National Equipment Services, Inc.....................     147,900           177,480
 *National Home Centers, Inc...........................      60,000            83,100
 *National Home Health Care Corp.......................      23,397           384,062
 *National Information Consortium, Inc.................       9,300            30,737
 *National Research Corp...............................      52,200           293,625
 *National RV Holdings, Inc............................     107,550           978,705
 National Security Group, Inc..........................      12,600           172,935
 *National Steel Corp. Class B.........................      97,150           114,637
 *National Technical Systems, Inc......................      84,200           124,616
 *National Techteam, Inc...............................     121,100           314,255
 *National Western Life Insurance Co. Class A..........       2,600           287,950
 *NationsRent, Inc.....................................      11,100               555
 *Natrol, Inc..........................................      99,700           294,115
 *Natural Alternatives International, Inc..............      48,800            86,620
 *#Natural Wonders, Inc................................      67,600               118
 Natures Sunshine Products, Inc........................     164,900         2,307,776
 *Nautica Enterprises, Inc.............................       2,500            32,575
 *Navarre Corp.........................................     159,700           195,633
 *Navidec, Inc.........................................      71,200            36,668
 *Navigant Consulting, Inc.............................     243,400           968,732
 *Navigant International, Inc..........................     101,500         1,090,618
 *Navigators Group, Inc................................      28,720           550,706
 NBT Bancorp...........................................     119,341         1,667,790
 *NCI Building Systems, Inc............................       1,900            25,916
 *#Nco Escrow..........................................      42,800                 0
 *NCO Portfolio Management, Inc........................       5,940            39,204
 *Neff Corp. Class A...................................     169,000            67,600
 Nelson (Thomas), Inc..................................     131,100         1,193,010
 *Neogen Corp..........................................      42,900           831,188
 *NeoMagic Corp........................................     168,900           535,413
 *#NEON Communications, Inc............................       6,000            25,110
 *NEON Systems, Inc....................................      14,800            50,764
 *Neopharm, Inc........................................     110,220         2,137,717
 *Neorx Corp...........................................     173,200           892,846
 *Neose Technologies, Inc..............................      71,600         2,130,816
 *#Neotherapeutics, Inc................................     132,700           570,610
 *Neoware Systems, Inc.................................      10,000            25,800

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Net Perceptions, Inc.................................      13,900    $       19,460
 *Net2Phone, Inc.......................................       7,100            38,660
 *Netguru, Inc.........................................      46,900            89,345
 *Netmanage, Inc.......................................     389,100           324,899
 *NetObjects, Inc......................................       2,000                75
 *Netopia, Inc.........................................      16,100            90,965
 *NetRadio Corp........................................      17,911             1,343
 *Netro Corp...........................................      12,200            45,689
 *Netscout System, Inc.................................       5,500            49,995
 *NETsilicon, Inc......................................       1,900             6,280
 *NetSolve, Inc........................................     237,600         2,387,880
 *Network Equipment Technologies, Inc..................     167,500           519,250
 *#Network Plus Corp...................................      41,500            62,873
 *Netzee, Inc..........................................       5,200             6,084
 *Neurobiological Technologies, Inc....................      14,600            63,145
 *Neurocrine Biosciences, Inc..........................       5,800           275,964
 *Neurogen Corp........................................      88,600         1,690,931
 *Nevada Chemicals, Inc................................         400               670
 *New American Healthcare Corp.........................       9,800                74
 *New Brunswick Scientific Co., Inc....................      62,480           347,076
 *New Century Equity Holdings Corp.....................     681,200           412,126
 *New Century Financial Corp...........................     153,400         1,728,818
 New England Business Services, Inc....................      88,700         1,624,984
 New Hampshire Thrift BancShares, Inc..................       1,600            24,600
 *New Horizons Worldwide, Inc..........................      77,475           851,450
 *New World Restaurant Group, Inc......................       9,300             3,116
 *Newcor, Inc..........................................      82,426            42,037
 Newmark Homes Corp....................................       5,700            62,130
 Newmil Bancorp, Inc...................................      44,200           657,033
 *Newtek Capital, Inc..................................       3,400            11,220
 *Nexell Therapeutics, Inc.............................      35,000            72,100
 *NEXIQ Technologies, Inc..............................      51,850            68,701
 *#NextCard, Inc.......................................      34,500            26,048
 *Nexthealth, Inc......................................      56,400           275,514
 *Niagara Corp.........................................      76,300           127,803
 Nitches, Inc..........................................      10,194            59,890
 *NMS Communications Corp..............................      17,800            80,901
 *NMT Medical, Inc.....................................      90,000           543,600
 NN, Inc...............................................     132,600         1,188,759
 *Nobel Learning Communities, Inc......................      49,600           343,232
 *Nobility Homes, Inc..................................      44,000           367,180
 #Noble International, Ltd.............................      33,700           218,545
 *Noel Group, Inc......................................      43,600             1,090
 Noland Co.............................................         500            12,988
 *Norstan, Inc.........................................      94,700           473,027
 *Nortek, Inc..........................................       2,900            60,755
 *North American Scientific, Inc.......................      79,500         1,277,963
 North Central Bancshares, Inc.........................      17,500           383,250
 North Pittsburgh Systems, Inc.........................      21,800           368,529
 Northeast Bancorp.....................................      12,600           162,477
 Northeast Pennsylvania Financial Corp.................       3,250            56,875
 Northern Technologies International Corp..............      26,400           116,556
 *#Northfield Laboratories, Inc........................     132,000         1,312,740
 *Northland Cranberries, Inc...........................      43,700            26,002
 Northrim Bank.........................................      34,939           503,999
 Northwest Bancorp, Inc................................       1,600            17,448
 Northwest Natural Gas Co..............................       6,400           156,480
 *Northwest Pipe Co....................................      48,800           763,720
                                                            SHARES             VALUE+
                                                            ------             ------

 Northwestern Corp.....................................      74,500    $    1,519,800
 *Novadigm, Inc........................................     136,400         1,329,900
 *#Novamed Eyecare, Inc................................     104,400           138,330
 *Novametrix Medical Systems, Inc......................      90,700           636,261
 *Novatel Wireless, Inc................................     105,200            76,796
 *Novavax, Inc.........................................     212,950         2,406,335
 *Noven Pharmaceuticals, Inc...........................      86,300         1,324,274
 Novitron International, Inc...........................       4,712            32,866
 *Novoste Corp.........................................       4,500            47,048
 *NPS Pharmaceuticals, Inc.............................       7,400           285,085
 *NQL, Inc.............................................     157,700            13,405
 *NS Group, Inc........................................     171,600           960,960
 *Nstor Technology.....................................     142,700            35,675
 *NTELOS, Inc..........................................       5,100            63,062
 *#NTN Communications, Inc.............................     140,791           112,633
 *Nu Horizons Electronics Corp.........................     120,250         1,094,275
 *#Nucentrix Broadband Networks, Inc...................     114,500         1,082,025
 *NuCo2, Inc...........................................      71,300           865,939
 *Nuevo Energy Co......................................       4,600            53,360
 NUI Corp..............................................       3,093            70,211
 *#Number Nine Visual Technology Corp..................      50,400               340
 *Numerex Corp. Class A................................     103,300           650,790
 NuSkin Enterprises, Inc...............................     166,500         1,323,675
 *Nutraceutical International Corp.....................      52,800           196,680
 *Nutramax Products, Inc...............................      44,000               594
 *Nutrition 21, Inc....................................      69,200            48,786
 *Nx Networks, Inc.....................................     243,000             2,430
 *NYFIX, Inc...........................................      37,900           794,005
 Nymagic, Inc..........................................      71,100         1,348,767
 *O.I. Corp............................................      25,900           182,336
 Oak Hill Financial, Inc...............................      12,200           188,795
 *Oak Technology, Inc..................................       4,000            46,640
 *#Oakwood Homes Corp..................................      89,120           396,584
 *OAO Technology Solutions, Inc........................     175,400           434,992
 *Obie Media Corp......................................      35,000           119,000
 *Oceaneering International, Inc.......................       7,000           142,450
 OceanFirst Financial Corp.............................      12,500           306,688
 *O'Charleys, Inc......................................     116,775         2,260,180
 *Ocular Sciences, Inc.................................       6,500           165,263
 *#Odwalla, Inc........................................      52,600           800,835
 *#Official Payments Corp..............................      61,200           123,318
 *Offshore Logistics, Inc..............................      29,100           541,406
 Oglebay Norton Co.....................................      47,100           592,518
 Ohio Art Co...........................................       3,600            90,000
 *Ohio Casualty Corp...................................      11,100           165,557
 Oil-Dri Corp. of America..............................      57,700           403,900
 *Old Dominion Freight Lines, Inc......................      72,400           880,022
 *Olympic Steel, Inc...................................      73,100           187,867
 *Omega Protein Corp...................................     175,600           535,580
 *Omega Worldwide, Inc.................................     100,800           163,296
 *Omni Nutraceuticals, Inc.............................     232,100             6,963
 *OmniVision Technologies, Inc.........................      78,600           473,565
 Omnova Solutions, Inc.................................      15,900           103,350
 *Omtool, Ltd..........................................     111,500            94,775
 *On Assignment, Inc...................................      23,100           438,323
 *#On Technology Corp..................................     120,400           236,586
 *One Price Clothing Stores, Inc.......................      23,914            61,818
 Oneida, Ltd...........................................      16,300           190,221
 *OneSource Information Services, Inc..................       7,100            66,953
 *Online Resources Corp................................      12,300            44,280
 *Ontrack Data International, Inc......................     128,200           815,352

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Onyx Acceptance Corp.................................      63,600    $      300,510
 *Onyx Pharmacueticals, Inc............................     118,800           661,122
 *Onyx Software Corp...................................     214,100           837,131
 *Open Plan Systems, Inc...............................       3,200               656
 *Opinion Research Corp................................      21,400           134,820
 *Oplink Communications, Inc...........................     183,800           317,055
 *Opta Food Ingredients, Inc...........................      92,700           103,824
 *Opti, Inc............................................     119,400           357,006
 *#Optical Cable Corp..................................       4,400             5,082
 *Optical Sensors, Inc.................................       6,800             3,910
 *OptiCare Health Systems, Inc.........................       1,800               468
 *OpticNet, Inc........................................      35,550                 0
 *Optika Imaging Systems, Inc..........................      87,500            90,125
 *Option Care, Inc.....................................      73,600         1,252,672
 *OraPharma, Inc.......................................      36,200           129,234
 *OraSure Technologies, Inc............................     138,200         1,349,523
 *Oratec Interventions, Inc............................     109,200           482,664
 *Orbit International Corp.............................       9,333            22,399
 *ORBIT/FR, Inc........................................      26,800            19,698
 *Orbital Sciences Corp................................       9,400            36,754
 *Oregon Steel Mills, Inc..............................     199,600           724,548
 Oregon Trail Financial Corp...........................      21,500           394,633
 *Organogenesis, Inc...................................       9,700            54,126
 *Oriole Homes Corp. Class A Convertible...............      63,100           113,580
 *Oriole Homes Corp. Class B...........................      22,500            42,750
 *Orleans Homebuilders, Inc............................      93,800           328,300
 *Orphan Medical, Inc..................................      85,735           806,338
 *Orthodontic Centers of America, Inc..................       8,786           248,144
 *Orthologic Corp......................................     304,100         1,488,570
 *#Osage Systems Group, Inc............................       1,500                 6
 Oshkosh B'Gosh, Inc. Class A..........................      17,700           754,463
 *OSI Systems, Inc.....................................     104,100         1,931,576
 *Osmonics, Inc........................................     129,100         1,678,300
 *Osteotech, Inc.......................................     164,025           902,958
 *Ostex International, Inc.............................      23,400            43,290
 *OTG Software, Inc....................................       3,000            22,890
 *Outlook Group Corp...................................      36,800           172,960
 *Outsource International, Inc.........................      52,000               910
 *Overland Data, Inc...................................     107,900           895,031
 *Owosso Corp..........................................      55,500            25,808
 Oxford Industries, Inc................................      64,200         1,515,120
 *#Oxigene, Inc........................................     123,700           361,204
 *Oxis International, Inc..............................       8,600             1,333
 *OYO Geospace Corp....................................      17,700           200,453
 *P&F Industries, Inc. Class A.........................         600             3,855
 *#P.F. Chang's China Bistro, Inc......................       3,300           145,365
 *Pacific Aerospace and Electronics, Inc...............      57,100             5,567
 Pacific Crest Capital, Inc............................       3,300            68,063
 *#Pacific Gateway Exchange, Inc.......................      94,300               424
 Pacific Northwest Bancorp.............................       2,600            56,472
 *Pacific Sunwear of California, Inc...................         300             5,402
 *Packaged Ice, Inc....................................     140,300           158,539
 *Packeteer, Inc.......................................     114,100           706,850
 *Pac-West Telecomm, Inc...............................     304,100           241,760
 *Pagasus Systems, Inc.................................       6,900            90,528
 *#Palatin Technologies, Inc...........................       1,937             7,748
 *#Paligent, Inc.......................................       3,063               168
 *PAM Transportation Services, Inc.....................      48,550           480,160
 Pamrapo Bancorp, Inc..................................      18,200           459,550
 *Panavision, Inc......................................      13,000            59,800
                                                            SHARES             VALUE+
                                                            ------             ------

 *Panera Bread Co......................................      95,000    $    4,911,975
 *Pantry, Inc..........................................       9,400            54,802
 *Papa John's International, Inc.......................       2,200            56,804
 *Par Technology Corp..................................      79,500           240,488
 *Paradyne Networks Corp...............................       4,100            14,576
 *Paragon Technologies, Inc............................      39,625           321,359
 *Parallel Petroleum Corp..............................     156,300           543,924
 *Paravant, Inc........................................      97,200           232,794
 *Parexel International Corp...........................         600             8,415
 *Paris Corp...........................................         200               603
 Park Bancorp, Inc.....................................         800            14,080
 Park Electrochemical Corp.............................       7,800           196,950
 *#Parkervision, Inc...................................       2,800            55,930
 *Park-Ohio Holdings Corp..............................     127,225           280,531
 Parkvale Financial Corp...............................      51,295         1,111,306
 *Parlex Corp..........................................      59,700           642,671
 *Parlux Fragrances, Inc...............................     107,900           183,430
 *Patient Infosystems, Inc.............................       4,900               417
 Patina Oil & Gas Corp.................................     126,389         3,455,475
 Patrick Industries, Inc...............................      44,200           276,471
 Patriot Bank Corp.....................................      60,800           641,136
 *Patriot Transportation Holding, Inc..................      31,700           581,537
 *Paula Financial, Inc.................................      51,000            90,780
 *Paul-Son Gaming Corp.................................      31,800            42,930
 *Paxson Communications Corp...........................       3,300            30,822
 *Payless Cashways, Inc................................       2,136                 3
 *PC Connection, Inc...................................     118,600         1,860,241
 *PC Mall, Inc.........................................      94,300           324,864
 *PCD, Inc.............................................      53,300           106,600
 *PC-Tel, Inc..........................................      98,700           860,664
 *PDI, Inc.............................................       4,200            77,637
 *#PEC Solutions, Inc..................................       1,600            57,464
 *Pediatric Services of America, Inc...................      51,200           401,664
 *Pediatrix Medical Group, Inc.........................      71,100         2,499,165
 *Peerless Manufacturing Co............................      18,500           340,123
 *Peerless Systems Corp................................     101,700           138,312
 *Pegasystems, Inc.....................................     112,400           439,484
 *Pemco Aviation Group, Inc............................         250             3,396
 Penford Corp..........................................      56,400           693,438
 Penn Engineering & Manufacturing Corp. Class A........      67,200         1,122,240
 Penn Engineering & Manufacturing Corp. Non-Voting.....     180,000         2,908,800
 *Penn National Gaming, Inc............................     102,800         2,631,166
 *#Penn Traffic Co.....................................       1,922             8,889
 *Penn Treaty American Corp............................      68,200           276,210
 Penn Virginia Corp....................................      61,800         1,943,610
 Penn-America Group, Inc...............................      68,600           673,652
 Pennfed Financial Services, Inc.......................      61,000         1,257,820
 *Pentacon, Inc........................................     117,600            37,044
 Penton Media, Inc.....................................       2,600            16,354
 *Penwest Pharmaceuticals Co...........................     128,900         2,195,812
 Peoples Bancorp, Inc..................................         400             6,480
 Peoples Bancorp, Inc..................................       2,000            37,250
 *Peoples Bancshares, Inc. Massachusetts...............      24,200           512,919
 Pep Boys - Manny, Moe & Jack..........................       5,000            83,000
 *Perceptron, Inc......................................      78,050           110,441
 *Performance Technologies, Inc........................     140,875         1,679,230
 *Pericom Semiconductor Corp...........................       6,900           105,191
 *Perini Corp..........................................      55,200           374,256
 *Perry Ellis International, Inc.......................      64,100           508,634

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Per-Se Technologies, Inc.............................      37,800    $      328,104
 *Personnel Group of America, Inc......................     172,600           129,450
 *Pervasive Software, Inc..............................     117,200           277,764
 *Petrocorp, Inc.......................................      37,100           336,868
 *Petroleum Development Corp...........................     160,600           943,525
 *PetSmart, Inc........................................       1,700            14,901
 PFF Bancorp, Inc......................................      26,000           700,050
 *#Pfsweb, Inc.........................................      20,468            18,728
 *Pharmacopeia, Inc....................................       6,700            98,825
 *Pharmacyclics, Inc...................................       3,500            89,320
 *#Pharmanetics, Inc...................................      84,400           637,220
 *Pharmchem Laboratories, Inc..........................      50,000            62,750
 *Phar-Mor, Inc........................................     101,200             5,060
 *Pharmos Corp.........................................      88,000           200,200
 *Philadelphia Consolidated Holding Corp...............      84,100         2,913,645
 Phillips-Van Heusen Corp..............................     135,300         1,488,300
 *Phoenix Gold International, Inc......................      13,500            15,188
 *Phoenix Technologies, Ltd............................      14,430           155,628
 *Photo Control Corp...................................       1,000             2,270
 *Photoelectron Corp...................................      26,200            89,080
 *#PhotoMedex, Inc.....................................      49,100            44,436
 *Photon Dynamics, Inc.................................      15,000           586,875
 *PhotoWorks, Inc......................................     177,375            22,172
 *#Physiometrix, Inc...................................      36,000            21,240
 *Piccadilly Cafeterias, Inc...........................      94,000           188,000
 *Pico Holdings, Inc...................................      83,771         1,129,652
 *Pierre Foods, Inc....................................      54,800            72,610
 Pilgrims Pride Corp. Class B..........................       5,000            70,750
 *#Pillowtex Corp......................................      38,400             3,264
 *Pilot Network Services, Inc..........................      71,700             1,255
 Pinnacle Bancshares, Inc..............................         700             5,936
 *Pinnacle Systems, Inc................................      14,300            79,222
 Pioneer Standard Electronics, Inc.....................       3,300            37,191
 Pitt-Des Moines, Inc..................................      57,400         1,836,800
 *Pizza Inn, Inc.......................................      39,700            70,666
 *Planar Systems, Inc..................................      93,400         1,795,148
 *PlanetCAD, Inc.......................................      81,250            13,000
 *PlanVista Corp.......................................     123,000           621,150
 *Plato Learning, Inc..................................     105,333         1,476,242
 *#Play By Play Toys and Novelties, Inc................      57,300               802
 *#Pliant Systems, Inc.................................      86,600             2,338
 *PLX Technology, Inc..................................      23,000           317,285
 *Plymouth Rubber, Inc. Class A........................         900             1,058
 *Plymouth Rubber, Inc. Class B........................           5                 5
 PMR Corp..............................................      61,200           129,132
 Pocahontas Bancorp, Inc...............................      52,000           439,660
 *Point West Capital Corp..............................      25,400             1,334
 *Point.360............................................      86,800            52,514
 *Polycom, Inc.........................................      24,514           847,572
 *#Polymedica Industries, Inc..........................      13,850           318,619
 Polymer Group, Inc....................................      49,800            43,326
 *Pomeroy Computer Resource, Inc.......................     108,149         1,633,050
 Pope & Talbot, Inc....................................      95,200         1,264,256
 *Porta Systems Corp...................................      67,190             8,063
 *Possis Medical, Inc..................................     170,500         2,946,240
 *Powell Industries, Inc...............................      53,300         1,095,582
 *Power Intergrations, Inc.............................       7,700           175,753
 *PowerCerv Corp.......................................      12,633             9,791
 *PPT Vision, Inc......................................      47,000            66,035
 *PracticeWorks, Inc...................................      81,650           653,200
 *Premier Financial Bancorp............................       6,600            56,595
                                                            SHARES             VALUE+
                                                            ------             ------

 *#Premier Laser Systems, Inc. Class A.................      47,300    $          284
 *#Pre-Paid Legal Services, Inc........................       3,100            59,210
 *Preserver Group, Inc.................................      18,500            99,900
 *Presstek, Inc........................................       2,000            13,470
 *#Preview Systems, Inc................................       4,800               600
 *Previo, Inc..........................................      17,250            23,633
 *PRI Automation, Inc..................................       7,000           132,020
 *Price Legacy Corp....................................     105,271           331,604
 *Pricesmart, Inc......................................       5,400           160,920
 *Prima Energy Corp....................................      78,450         1,716,878
 *Prime Hospitality Corp...............................       3,500            35,140
 *Prime Medical Services, Inc..........................     165,700           713,339
 *Primix Solutions, Inc................................     102,000            12,750
 *Primus Knowledge Solutions, Inc......................      48,600            35,235
 *#Primus Telecommunications Group, Inc................       6,900             3,140
 *Princeton Video Image, Inc...........................      80,300           196,334
 *Printronix, Inc......................................      67,250           620,381
 *Printware, Inc.......................................       7,800            18,915
 *Private Business, Inc................................       8,305            15,074
 *#Procom Technology, Inc..............................      64,600           162,792
 *#Profit Recovery Group International, Inc............      13,300           101,679
 *Progenics Pharmaceuticals, Inc.......................      68,600         1,045,121
 *Programmers Paradise, Inc............................      48,500           163,445
 Progress Financial Corp...............................      55,346           379,674
 *Progress Software Corp...............................      10,400           178,308
 Promistar Financial Corp..............................       1,100            25,905
 *Prophet 21, Inc......................................      16,200           159,570
 *ProsoftTraining.com..................................     100,400            68,774
 *Protection One, Inc..................................     106,400           255,360
 *Provant, Inc.........................................      56,100            34,502
 *Provell, Inc.........................................      65,100           102,533
 Provena Foods, Inc....................................         200               335
 Providence & Worcester Railroad Co....................       6,500            45,825
 Provident Bancorp, Inc................................      12,800           314,880
 Provident Bankshares Corp.............................       4,644           106,928
 *Provident Financial Holdings, Inc....................      32,400           822,150
 *#Proxim, Inc.........................................     110,400         1,218,816
 *#ProxyMed, Inc.......................................       8,766           121,891
 *PSC, Inc.............................................     117,700            72,386
 *PSS World Medical, Inc...............................       9,600            89,136
 Psychemedics Corp.....................................     196,159           735,596
 *PTEK Holdings, Inc...................................     264,746           893,518
 *#PubliCARD, Inc......................................       1,500               488
 Pulaski Financial Corp................................      15,200           255,360
 *Puma Technology, Inc.................................      12,400            41,478
 *Pure World, Inc......................................      69,630            65,800
 *PW Eagle, Inc........................................      21,900            92,199
 *PYR Energy Corp......................................       1,900             4,009
 #Pyramid Breweries, Inc...............................      36,800            83,352
 *Qad, Inc.............................................     173,100           473,429
 *QEP Co., Inc.........................................      15,000            58,575
 *QRS Corp.............................................      31,300           371,531
 *QuadraMed Corp.......................................     192,337         1,380,980
 Quaker Chemical Corp..................................      71,700         1,455,510
 *Quaker City Bancorp, Inc.............................      27,956           809,326
 *Quaker Fabric Corp...................................     151,850         1,081,931
 *Quality Dining, Inc..................................      98,900           210,163
 *Quality Systems, Inc.................................      49,600           739,040
 Quanex Corp...........................................         400            10,788
 *Quentra Network Systems, Inc.........................     166,898               918

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Questcor Pharmaceuticals, Inc........................     129,800    $      167,442
 *Questron Technology, Inc.............................      14,300             5,792
 *Quicklogic Corp......................................     159,400           630,427
 *Quicksilver Resources, Inc...........................       2,500            39,100
 *Quidel Corp..........................................     261,800         1,877,106
 *Quigley Corp.........................................      55,500            83,528
 *Quiksilver, Inc......................................      25,000           361,250
 *Quipp, Inc...........................................      14,300           206,564
 Quixote Corp..........................................      68,200         1,601,677
 *#Quokka Sports, Inc..................................         480                43
 *Quovadx, Inc.........................................     113,100         1,173,978
 *R & B, Inc...........................................      69,300           344,768
 *Racing Champions Corp................................      91,100           934,231
 *Radiance Medical Systems, Inc........................     127,088           146,151
 *Radiant Systems, Inc.................................      16,550           153,501
 *Radiologix, Inc......................................     180,000         1,458,000
 *RadiSys Corp.........................................       4,800            73,080
 *Radyne ComStream, Inc................................      71,000           337,960
 *Rag Shops, Inc.......................................      34,650            82,294
 *Railamerica, Inc.....................................     196,366         2,547,849
 *#RailWorks Corp......................................      65,300             8,816
 *Rainbow Rentals, Inc.................................      48,300           386,159
 *Rainbow Technologies, Inc............................     145,400           884,759
 *Ralcorp Holdings, Inc................................       6,000           122,700
 *Ramsay Youth Services, Inc...........................      32,522           122,283
 *Ramtron International Corp...........................     185,100           439,613
 *Range Resources Corp.................................     380,700         1,595,133
 *Rare Hospitality International, Inc..................     123,336         2,415,536
 Raven Industries, Inc.................................     110,475         2,389,022
 *Ravisent Technologies, Inc...........................      57,300           111,449
 *Rawlings Sporting Goods, Inc.........................      84,700           230,384
 *Rayovac Corp.........................................       6,400           111,232
 *Raytech Corp.........................................      26,595            51,860
 *Raytel Medical Corp..................................      19,966           102,326
 *RCM Technologies, Inc................................      91,800           382,806
 *#RCN Corp............................................       4,300            14,706
 *RDO Equipment Co. Class A............................      46,400           135,488
 *Reading Entertainment, Inc...........................      43,000            77,185
 *Read-Rite Corp.......................................     191,600         1,282,762
 *Recoton Corp.........................................     109,000         1,453,515
 *Red Hat, Inc.........................................      10,000            79,500
 *#Redhook Ale Brewery, Inc............................      63,100           101,591
 Redwood Empire Bancorp................................      40,500         1,045,710
 *Reeds Jewelers, Inc..................................      23,990            24,590
 *Refac................................................      42,597           110,752
 Regal Beloit Corp.....................................       4,700           102,930
 *Regent Communications, Inc...........................     560,900         3,516,843
 *Register.Com, Inc....................................      62,500           576,875
 *Rehabcare Group, Inc.................................      78,700         2,089,485
 *Rehabilicare, Inc....................................     100,400           340,356
 *Reliability, Inc.....................................     114,400           312,884
 *Reliv International, Inc.............................      68,260            83,619
 *Relm Wireless Corp...................................      47,941            55,851
 *Remec, Inc...........................................      26,900           301,684
 *RemedyTemp, Inc......................................      66,800           726,450
 *Remington Oil & Gas Corp.............................     198,160         3,247,842
 *Renaissance Worldwide, Inc...........................     209,900           406,157
 *Rentrak Corp.........................................     107,200           467,928
 *Rent-Way, Inc........................................     106,900           668,125
 *Repligen Corp........................................     250,400           602,212
 *#Reptron Electronics, Inc............................      69,800           218,125
 Republic Bancorp, Inc. Class A........................      35,600           441,796
                                                            SHARES             VALUE+
                                                            ------             ------

 *Republic Bankshares, Inc.............................     110,540    $    1,485,105
 *Republic First Bancorp, Inc..........................      45,468           237,343
 *Res-Care, Inc........................................      45,000           387,450
 *Research, Inc........................................      25,250             9,469
 *Resonate, Inc........................................     119,000           304,045
 *ResortQuest International, Inc.......................     167,700           848,562
 Resource America, Inc.................................     176,780         1,538,870
 Resource Bancshares Mortgage Group, Inc...............     106,800         1,087,224
 *Restoration Hardware, Inc............................     103,500           675,338
 *#Revlon, Inc.........................................       4,000            28,000
 *Rex Stores Corp......................................      97,950         2,056,950
 *Rexhall Industries, Inc..............................      18,200           107,835
 *RF Monolithics, Inc..................................      86,600           195,716
 *#Ribozyme Pharmaceuticals, Inc.......................     159,500           672,293
 Richardson Electronics, Ltd...........................     101,900         1,220,253
 *Rigel Pharmaceuticals, Inc...........................     125,900           694,968
 Riggs National Corp...................................       2,300            33,523
 *Right Management Consultants, Inc....................     105,862         2,007,144
 *Right Start, Inc.....................................      46,400           244,760
 *Rightchoice Managed Care, Inc........................      13,300           926,345
 *Rimage Corp..........................................      95,125           741,975
 *Rita Medical Systems, Inc............................     116,000           562,020
 *Riverside Group, Inc.................................       1,300               143
 Riverview Bancorp, Inc................................      34,400           417,960
 *Riviera Holdings Corp................................      22,100            80,665
 *Riviera Tool Co......................................       7,000             7,700
 *RMH Teleservices, Inc................................      87,000         1,514,670
 *Roadhouse Grill, Inc.................................      66,000            26,070
 Roadway Express, Inc..................................       3,900           116,454
 Roanoke Electric Steel Corp...........................      96,400         1,351,528
 *Robocom Systems, Inc.................................       1,100                47
 *#Robotic Vision Systems, Inc.........................     213,845           225,606
 *Rochester Medical Corp...............................      48,500           288,333
 *Rock of Ages Co......................................      32,900           165,816
 Rock-Tenn Co. Class A.................................       3,600            50,760
 *Rocky Mountain Chocolate Factory, Inc................      25,000           358,750
 *Rocky Shoes & Boots, Inc.............................      34,200           207,936
 *Rofin-Sinar Technologies, Inc........................     120,100         1,025,054
 *Rogers Corp..........................................      44,000         1,407,120
 *Rogue Wave Software, Inc.............................     108,900           353,381
 *Rohn Industries, Inc.................................     459,400           833,811
 *Rottlund, Inc........................................      19,250           113,575
 Rouge Industries, Inc. Class A........................     131,300           129,987
 Rowe Furniture Corp...................................     121,468           157,908
 *Royal Appliance Manufacturing Co.....................     204,000         1,020,000
 Royal Bancshares of Pennsylvania Class A..............      14,156           253,534
 *Royal Energy, Inc....................................      23,690           134,441
 Royal Gold, Inc.......................................     163,200           880,464
 *Royal Precision, Inc.................................       8,700            13,485
 RPC, Inc..............................................      76,300         1,171,205
 *RTI International Metals, Inc........................      92,400           826,980
 *RTW, Inc.............................................      86,900           228,982
 *Rubio's Restaurants, Inc.............................      39,000           121,680
 *Rural Cellular Corp. Class A.........................       2,900            70,282
 *Rural/Metro Corp.....................................     110,300            43,017
 *Rush Enterprises, Inc................................      54,500           376,868
 Russ Berrie & Co., Inc................................      53,100         1,569,105
 *RWD Technologies, Inc................................     102,000           246,840
 *Ryans Family Steak Houses, Inc.......................       3,700            73,815

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Ryerson Tull, Inc.....................................       7,100    $       79,520
 *S&K Famous Brands, Inc...............................      41,400           366,390
 *Saba Software, Inc...................................       3,900            22,347
 *#SafeNet, Inc........................................      60,700           826,431
 *Safety Components International, Inc.................       1,180             8,555
 *Saga Communications, Inc. Class A....................      23,313           442,714
 *SAGA Systems, Inc. Escrow Shares.....................     110,000                 0
 *Sage, Inc............................................      59,688         1,905,241
 *Salton/Maxim Housewares, Inc.........................      14,400           242,784
 *Samsonite Corp.......................................      53,000            84,005
 *San Filippo (John B.) & Son, Inc.....................      62,400           416,520
 *Sanchez Computer Associates, Inc.....................       3,300            27,374
 *Sanders Morris Harris Group, Inc.....................       4,950            19,924
 Sanderson Farms, Inc..................................     126,100         2,011,295
 *Sangstat Medical Corp................................       5,500           108,983
 *Satcon Technology Corp...............................      74,700           410,850
 *Saucony, Inc. Class A................................      55,400           287,526
 *Saucony, Inc. Class B................................      58,200           300,021
 *SBE, Inc.............................................      34,600            27,507
 *SBS Technologies, Inc................................      83,600         1,044,582
 *#ScanSoft, Inc.......................................     270,807         1,129,265
 *ScanSource, Inc......................................      39,500         1,687,045
 Schawk, Inc. Class A..................................     168,300         1,741,905
 *Scheid Vineyards, Inc................................      14,500            47,850
 *Scherer Healthcare, Inc..............................         200               651
 *#Schick Technologies, Inc............................      47,200            42,244
 *Schieb (Earl), Inc...................................      71,600           122,436
 *Schlotzskys, Inc.....................................      65,100           376,604
 *Schmitt Industries, Inc..............................      63,900            28,755
 Schnitzer Steel Industries, Inc. Class A..............      56,900           735,717
 *#Schuff Steel Co.....................................      53,200           134,064
 *Schuler Homes, Inc...................................     164,300         2,983,688
 Schulman (A.), Inc....................................         800            10,420
 Schweitzer-Maudoit International, Inc.................      68,000         1,468,800
 *Sciclone Pharmaceuticals, Inc........................     141,500           392,663
 *Scientific Games Corp................................     360,500         2,573,970
 *Scientific Learning Corp.............................       1,900             2,280
 Scientific Technologies, Inc..........................      38,400           182,784
 *Scios-Nova, Inc......................................       7,200           197,460
 *SCM Microsystems, Inc................................       3,100            49,042
 Scope Industries, Inc.................................      16,650           907,425
 SCPIE Holdings, Inc...................................       3,900            78,195
 *Seachange International, Inc.........................      91,800         2,717,739
 Seacoast Banking Corp. Class A........................      22,100           978,478
 Seacoast Financial Services Corp......................      78,329         1,257,180
 *Secom General Corp...................................       1,000             1,645
 Second Bancorp, Inc...................................      23,200           504,020
 *Secure Computing Corp................................     133,400         2,901,450
 *Security Associates International, Inc...............       9,700            18,479
 *SED International Holdings, Inc......................      74,300            60,183
 *Sedona Worldwide, Inc................................      11,563             1,272
 *SEEC, Inc............................................      57,900            85,982
 *Segue Software, Inc..................................     102,900           213,518
 *Seitel, Inc..........................................     128,800         1,512,112
 Selas Corp. of America................................      46,800           100,152
 *#Select Comfort Corp.................................      95,800           190,163
 *Selectica, Inc.......................................      10,400            40,872
 SEMCO Energy, Inc.....................................      65,020           786,742
 *Semitool, Inc........................................     168,100         1,917,181
 *SEMX Corp............................................      56,100           142,775
 *Seneca Foods Corp. Class A...........................         200             2,630
                                                            SHARES             VALUE+
                                                            ------             ------

 *Seneca Foods Corp. Class B...........................       6,800    $       89,182
 *Sequenom, Inc........................................       4,900            43,218
 *SeraCare Life Sciences, Inc..........................      21,120            91,344
 *SERENA Software, Inc.................................         400             9,400
 *Serologicals Corp....................................      55,625         1,143,094
 *ServiceWare Technologies, Inc........................      54,600            13,104
 *Servotronics, Inc....................................      24,804           127,741
 Sevenson Environmental Services, Inc..................      14,608           220,946
 *Shared Technologies Cellular, Inc....................      24,600               984
 *Sharper Image Corp...................................      93,000           796,545
 *Sheffield Medical Technologies, Inc..................     253,600           882,528
 *#Sheldahl, Inc.......................................     110,000            63,250
 *Shells Seafood Restaurants, Inc......................      25,500             5,228
 *Shiloh Industries, Inc...............................     121,400           239,158
 *Shoe Carnival, Inc...................................     136,600         1,681,546
 *Shoe Pavilion, Inc...................................       5,700             5,900
 *Sholodge, Inc........................................      52,300           228,813
 *#Shop At Home, Inc...................................     145,500           441,593
 *Shopko Stores, Inc...................................      15,000           139,800
 *Shuffle Master, Inc..................................     155,250         2,782,856
 *Siebert Financial Corp...............................      29,700           124,443
 *Sierra Health Services, Inc..........................     284,900         2,549,855
 *Sifco Industries, Inc................................      45,775           228,875
 *Sight Resource Corp..................................      27,500             4,950
 *Sigma Designs, Inc...................................     173,500           320,975
 *Sigmatron International, Inc.........................      18,200            20,020
 *Signal Technology Corp...............................      87,200           375,396
 *SignalSoft Corp......................................      82,000           248,050
 *Signature Eyewear, Inc...............................      23,300             3,961
 *Silgan Holdings, Inc.................................      16,600           363,208
 *Silver Stream Software, Inc..........................      15,000            92,250
 *Silverleaf Resorts, Inc..............................     126,200             8,203
 Simmons First National Corp. Class A..................      32,650         1,048,392
 *Simon Transportation Services, Inc...................      38,100            46,101
 *Simon Worldwide, Inc.................................     182,000            22,750
 *SimpleTech, Inc......................................      70,000           191,450
 *Simula, Inc..........................................     117,500           626,275
 *#Sipex Corp..........................................      73,700           744,002
 *Sitel Corp...........................................     165,600           332,856
 *SkillSoft Corp.......................................       3,700            88,726
 Skyline Corp..........................................      34,800         1,057,920
 *SL Industries, Inc...................................      92,685           741,480
 SLI, Inc..............................................       9,700            31,525
 *Smart & Final Food, Inc..............................      10,800           110,052
 *SmartDisk Corp.......................................      79,500           112,890
 Smith (A.O.) Corp.....................................       4,500            80,460
 *#Smith Micro Software, Inc...........................     134,200           134,871
 *Smithway Motor Express Corp. Class A.................      35,000            58,625
 *Socrates Technolgies Corp............................      42,700               220
 *Softnet Systems, Inc.................................      43,900            75,947
 *Software Spectrum, Inc...............................      34,100           502,975
 *Sola International, Inc..............................     193,200         3,481,464
 *Somera Communications, Inc...........................      14,400            93,096
 Sonesta International Hotels Corp. Class A............         400             2,884
 *#Sonic Foundry, Inc..................................     293,100           811,887
 *Sonic Solutions......................................     108,950           155,254
 *SONICblue, Inc.......................................     143,584           318,756
 *Sonus Pharmaceuticals, Inc...........................     101,800           722,780
 *#Sorrento Networks Corp..............................      13,200            56,628

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
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
                                                            SHARES             VALUE+
                                                            ------             ------
 *SOS Staffing Services, Inc...........................     113,600    $      119,848
 *#Source Information Management, Inc..................      91,900           344,166
 *#Source Media, Inc...................................     154,600            10,822
 *Southern Energy Homes, Inc...........................     124,125           230,873
 *Southwall Technologies, Inc..........................      79,100           461,549
 Southwest Bancorp, Inc................................      36,150           643,289
 #Southwest Securities Group, Inc......................      10,149           205,517
 Southwest Water Co....................................      78,099         1,106,663
 *Southwestern Energy Co...............................     118,100         1,316,815
 *#Spacehab, Inc.......................................      99,000           103,455
 *Spacelabs Medical, Inc...............................      94,000           975,250
 Span-American Medical System, Inc.....................      37,500           209,063
 *Spanish Broadcasting System, Inc.....................     146,100         1,268,148
 Spartan Motors, Inc...................................     112,300           656,955
 *Spartan Stores, Inc..................................      55,700           722,986
 *Sparton Corp.........................................      73,300           524,095
 *Special Metals Corp..................................      29,900            65,033
 *Specialty Laboratories, Inc..........................      39,500           831,475
 *SpectraLink Corp.....................................     183,100         3,070,587
 *Spectranetics Corp...................................     233,202           869,843
 *Spectra-Physics Laser, Inc...........................      88,500         1,558,928
 *#Spectrian Corp......................................     109,200           989,898
 *Spectrum Control, Inc................................     120,600           720,585
 *SpectRx, Inc.........................................      58,600           395,550
 *SpeechWorks International, Inc.......................      86,100           714,630
 *SpeedFam-IPEC, Inc...................................     138,000           445,740
 *Speizman Industries, Inc.............................      26,400            17,160
 *Spherion Corp........................................      77,600           694,520
 *#Spherix, Inc........................................     107,600         1,008,750
 *Sphinx International, Inc............................      75,950            69,874
 *Spinnaker Industries, Inc............................      32,000            60,800
 *Spire Corp...........................................     106,342           398,783
 *Sport Chalet, Inc....................................      56,500           490,138
 *Sport Supply Group, Inc..............................      63,100            63,731
 *Sport-Haley, Inc.....................................      32,100            91,967
 *Sports Authority, Inc................................     295,900         1,657,040
 *Sports Club Co., Inc.................................     142,200           391,761
 *SportsLine USA, Inc..................................      43,500           126,368
 *Sportsman's Guide, Inc...............................      43,300           130,550
 *SPSS, Inc............................................      74,065         1,305,025
 *SRF/Surgical Express, Inc............................      34,000           511,360
 *SRS Labs, Inc........................................     126,900           305,829
 *SS&C Technologies, Inc...............................      57,500           443,900
 *#SSE Telecom, Inc....................................      57,400             1,148
 *#SSP Solutions, Inc..................................       1,400             5,642
 St. Francis Capital Corp..............................      90,800         2,054,350
 St. Mary Land & Exploration Co........................      78,300         1,493,964
 *Staar Surgical Co....................................     134,775           548,534
 Staff Leasing, Inc....................................     214,500           372,158
 *Stage II Apparel Corp................................      14,600             5,110
 *#Standard Automotive Corp............................      28,300             3,679
 Standard Commercial Corp..............................     107,008         2,097,357
 *Standard Management Corp.............................      69,015           419,266
 *Standard Microsystems Corp...........................     120,600         1,667,295
 Standard Motor Products, Inc. Class A.................      62,700           855,855
 Standex International Corp............................      15,000           321,000
 *Stanley Furniture, Inc...............................      71,700         1,820,463
 *Star Buffet, Inc.....................................      16,400            43,296
 *Star Multi Care Service, Inc.........................       4,136             2,461
 *Star Struck, Ltd.....................................         500               475
 *#STAR Telecommunications, Inc........................      64,800               356
                                                            SHARES             VALUE+
                                                            ------             ------

 *Starcraft Corp.......................................      16,500    $       54,450
 *Starmet Corp.........................................     123,100            21,850
 Starrett (L.S.) Co. Class A...........................      37,200           721,680
 *Startec Global Communications Corp...................      90,300            11,062
 State Auto Financial Corp.............................      51,900           835,590
 State Financial Services Corp. Class A................      80,432           950,304
 *Steak n Shake Co.....................................       1,100            11,715
 *Steel Dynamics, Inc..................................       6,800            70,108
 Steel Technologies, Inc...............................      86,700           707,039
 *SteelCloud Co........................................      76,300            72,867
 *Stein Mart, Inc......................................      19,600           157,780
 *Steinway Musical Instruments, Inc....................      80,700         1,363,830
 *#Stellent, Inc.......................................       4,100            96,781
 *#Stemcells, Inc......................................     161,200           449,748
 Stepan Co.............................................      35,200           830,720
 Stephan Co............................................      33,500           103,850
 *Stericycle, Inc......................................      37,500         2,079,375
 Sterling Bancorp......................................     176,673         5,178,291
 Sterling Bancshares...................................       4,350            49,895
 Sterling Financial Corp...............................       1,300            31,883
 *Sterling Financial Corp..............................      92,664         1,383,010
 Stewart & Stevenson Services, Inc.....................       2,500            44,488
 *Stewart Information Services Corp....................      60,600         1,229,574
 Stifel Financial Corp.................................      63,871           664,258
 *STM Wireless, Inc. Class A...........................      76,500           105,953
 *Stockwalk.com Group, Inc.............................      39,317             6,487
 *Stone & Webster, Inc.................................      21,400            24,824
 *Stoneridge, Inc......................................     139,000           909,060
 *#Storage Computer Corp...............................     135,692         1,080,108
 *#Storage Engine, Inc.................................       1,150             2,674
 *Stratasys, Inc.......................................      37,900           253,930
 *Strategic Diagnostics, Inc...........................     170,800         1,362,130
 *Strategic Distribution, Inc..........................      28,270           220,789
 *Stratesec, Inc.......................................       9,600             6,240
 *Strattec Security Corp...............................      40,900         1,403,075
 *Stratus Properties, Inc..............................      53,750           461,713
 Stride Rite Corp......................................       8,400            55,860
 *Strouds, Inc.........................................      72,800               400
 *Student Advantage, Inc...............................      40,700            48,230
 *#Styleclick, Inc. Class A............................      79,200            24,552
 *Suburban Lodges of America, Inc......................     127,500           877,200
 *Successories, Inc....................................      52,700            38,735
 Suffolk Bancorp.......................................      34,200         1,607,571
 *Summa Industries, Inc................................      31,800           279,681
 Summit Bancshares, Inc................................      32,900           600,096
 Summit Bank Corp......................................       2,800            40,180
 *Sun Bancorp, Inc.....................................     138,201         1,385,465
 Sun Hydraulics, Inc...................................      12,600            95,634
 *Sunair Electronics, Inc..............................      33,700            65,715
 *Sundance Homes, Inc..................................      50,000             2,625
 *Sunland Entertainment Co., Inc.......................      34,400             3,182
 *SunLink Health Systems, Inc..........................      33,465            82,157
 *#Sunrise Technologies International, Inc.............       1,500               323
 *Sunrise Telecom, Inc.................................     255,000         1,097,775
 *#Superconductor Technologies, Inc....................      82,950           406,455
 *Supergen, Inc........................................       4,800            62,496
 *Superior Consultant Holdings Corp....................      92,000           643,540
 *Superior Energy Services, Inc........................      13,600            89,488
 Superior Surgical Manufacturing Co., Inc..............      86,800           807,240

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Superior Telecom, Inc................................     155,100    $      175,263
 *Supertex, Inc........................................      95,300         1,622,483
 *Suprema Specialties, Inc.............................      41,400           580,221
 *Supreme Industries, Inc..............................      83,985           313,264
 *Surgical Laser Technologies, Inc.....................      10,900            14,007
 *SVI Solutions, Inc...................................      74,200            57,876
 *Swift Energy Corp....................................      35,200           643,808
 *Swisher International, Inc...........................       8,500             5,950
 *Swiss Army Brands, Inc...............................      67,400           441,470
 *Switchboard, Inc.....................................       2,400             7,116
 *Sykes Enterprises, Inc...............................       9,800           102,459
 *Sylvan, Inc..........................................      63,500           735,330
 *Symmetricom, Inc.....................................     183,100         1,287,193
 *Symphonix Devices, Inc...............................     118,000            35,990
 *Syms Corp............................................     143,500           782,075
 Synalloy Corp.........................................      87,258           335,071
 *Synaptic Pharmaceutical Corp.........................     127,400           741,468
 *Synbiotics Corp......................................      79,900            20,375
 *Syntellect, Inc......................................     129,700           225,678
 *Synthetech, Inc......................................     132,000           203,940
 *Syntroleum Corp......................................      17,500            98,788
 *Sypris Solutions, Inc................................      40,775           505,406
 *System Software Associates, Inc......................       1,925                 7
 *Systemax, Inc........................................     119,600           309,764
 *Systems & Computer Technology Corp...................       3,200            37,200
 *#T/R Systems, Inc....................................      19,400            42,583
 *Tab Products Co......................................      48,350           210,323
 *Tag-It Pacific, Inc..................................      45,300           180,747
 *Taitron Components, Inc..............................      15,500            27,590
 *#Take Two Interactive Software.......................      91,100         1,269,479
 TALX Corp.............................................      76,312         1,627,353
 *Tandy Brand Accessories, Inc.........................      56,877           419,183
 *Tandy Crafts, Inc....................................     135,200             6,760
 *Tanning Technology Corp..............................       6,500            13,975
 *Tarantella, Inc......................................     222,700           139,188
 *Targeted Genetics Corp...............................     243,700           647,024
 *Tarrant Apparel Group................................      49,100           238,135
 Tasty Baking Co.......................................      83,300         1,502,732
 TB Woods Corp.........................................      11,300            76,219
 *TBA Entertainment Corp...............................      80,300           240,900
 *TBC Corp.............................................     189,400         2,262,383
 *TCSI Corp............................................     197,300           108,515
 *#Team Communications Group, Inc......................      55,200            12,144
 *TEAM Mucho, Inc......................................      10,400            31,564
 *Team, Inc............................................      55,200           331,200
 Tech/Ops Sevcon, Inc..................................      60,800           550,240
 *Techdyne, Inc........................................      23,400            23,634
 Teche Holding Co......................................       2,700            51,840
 *Technical Communications Corp........................       7,300             6,935
 *Technisource, Inc....................................      77,500           139,113
 Technology Research Corp..............................      44,600            89,646
 *Technology Solutions Corp............................      76,500           152,618
 *Tegal Corp...........................................     129,800           171,985
 *Telescan, Inc........................................     110,300            38,054
 *Teletech Holdings, Inc...............................       6,500            79,658
 *Telscape International, Inc..........................     182,100               546
 *Telular Corp.........................................     106,075           992,332
 *Temtex Industries, Inc...............................      34,100            12,617
 *TenFold Corp.........................................       1,700               918
 *Tengasco, Inc........................................       1,365            12,899
 *Tenneco Automotive, Inc..............................     192,500           300,300
                                                            SHARES             VALUE+
                                                            ------             ------

 *Terex Corp...........................................      42,351    $      780,952
 *Terra Industries, Inc................................     161,400           451,920
 *Terremark Worldwide, Inc.............................      17,600             9,856
 *Tesoro Petroleum Corp................................       8,700           109,620
 *Tessco Technologies, Inc.............................      56,900           875,122
 *Tetra Technologies, Inc..............................     130,900         2,648,107
 *Texas Biotechnology Corp.............................     215,300         1,309,024
 TF Financial Corp.....................................      13,900           292,178
 *TFC Enterprises, Inc.................................      92,000           124,200
 *Thackeray Corp.......................................      69,700           135,915
 *The Beard Company....................................      19,899            17,213
 *#Theglobe.com, Inc...................................      30,900             1,746
 *Theragenics Corp.....................................     145,200         1,285,020
 *Therma-Wave, Inc.....................................       6,700            74,136
 *Thermo Fibergen, Inc.................................      22,000           275,000
 *Thermwood Corp.......................................         920             1,334
 *TheStreet.com, Inc...................................     233,200           265,848
 Thistle Group Holdings Co.............................      31,000           285,355
 *Thomas Group, Inc....................................      50,800           101,092
 *Thomaston Mills, Inc.................................      13,100                66
 Three Rivers Bancorp, Inc.............................      36,887           449,653
 *Three-Five Systems, Inc..............................       2,000            31,200
 *#Tidel Technologies, Inc.............................      82,200            40,689
 *Tier Technologies, Inc. Class B......................     100,000         1,722,500
 *TII Industries, Inc..................................      61,460            37,491
 Timberland Bancorp, Inc...............................      36,500           535,638
 Timberline Software Corp..............................     183,921         1,072,259
 *Tipperary Corp.......................................      76,000           133,000
 *Titan Corp...........................................      36,649           957,274
 Titan International, Inc..............................      56,350           274,988
 *Titan Pharmaceuticals, Inc...........................     107,900         1,008,865
 *Titanium Metals Corp.................................     161,900           492,176
 *#TiVo, Inc...........................................      12,200            63,318
 *TMBR/Sharp Drilling, Inc.............................      38,200           482,848
 *T-Netix, Inc.........................................     105,800           400,982
 *Todd Shipyards Corp..................................      44,200           375,700
 *Toddhunter International, Inc........................      48,800           418,460
 *Tofutti Brands, Inc..................................       4,000             8,800
 *Tollgrade Communications, Inc........................       3,700           110,538
 Tompkins County Trustco, Inc..........................         430            17,179
 *Topps, Inc...........................................      48,600           572,508
 *#Toreador Resources Corp.............................      41,700           166,175
 Toro Co...............................................       1,200            55,080
 *Total Entertainment Restaurant Corp..................      19,300            57,418
 *Tower Air, Inc.......................................     132,700             5,972
 *Tower Automotive, Inc................................     151,700         1,297,035
 *Toymax International, Inc............................      47,300            61,254
 *#Track Data Corp.....................................     120,400           173,978
 *Track 'n Trail, Inc..................................      15,900                72
 *Tractor Supply Co....................................      79,900         2,350,658
 *Tradestation Group, Inc..............................     211,400           391,090
 *Traffix, Inc.........................................     156,700           914,345
 *Trailer Bridge, Inc..................................      42,500            59,925
 *Trammell Crow Co.....................................       1,000             9,850
 *Trans World Entertainment Corp.......................       6,500            52,325
 *Transact Technologies, Inc...........................      58,700           270,901
 *Transaction Systems Architects, Inc..................       6,200            77,159
 *#Transcrypt International, Inc.......................       9,000             4,815
 *Transmation, Inc.....................................      42,500            65,025
 *Transmedia Network, Inc..............................     130,650           455,969
 *Transmontaigne Oil Co................................     129,460           712,030
 *Transport Corp. of America...........................      15,900            97,626

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Transport Industries, Inc............................       9,700    $       11,689
 Transport Lux Corp....................................       7,545            45,459
 *Transportation Components, Inc.......................     147,900             1,849
 *Transpro, Inc........................................      38,900           116,700
 *Transtechnology Corp.................................      94,400           962,880
 *TransTexas Gas Corp. Class A.........................         395             1,866
 *Transworld Healthcare, Inc...........................     146,800           406,636
 *Travelocity.com, Inc.................................     127,500         2,730,413
 *Travis Boats & Motors, Inc...........................      18,900            39,501
 *TRC Companies, Inc...................................      53,500         2,408,035
 Tremont Corp..........................................      29,100           829,350
 Trenwick Group, Ltd...................................      25,562           228,524
 *#Trex Co., Inc.......................................       4,000            61,400
 *Triad Guaranty, Inc..................................       3,700           129,926
 *Triangle Pharmaceuticals, Inc........................      61,600           236,236
 Trico Bancshares......................................      39,550           747,100
 *Trico Marine Services, Inc...........................     158,200         1,012,480
 *Trident Microsystems, Inc............................     148,200           848,445
 *Trident Rowan Group, Inc.............................       9,300            10,881
 *Trimble Navigation, Ltd..............................       6,800           114,274
 *Trimedyne, Inc.......................................      65,600            30,504
 *TriPath Imaging, Inc.................................     254,653         1,648,878
 *Tripos, Inc..........................................      51,800         1,014,244
 *#Tristar Corp........................................       3,300               396
 *Triumph Group........................................      21,500           647,150
 *TriZetto Group, Inc..................................     184,400         2,068,046
 *TRM Copy Centers Corp................................      59,300            88,950
 *Tropical Sportswear International Corp...............      68,500         1,185,050
 *Troy Group, Inc......................................      13,600            47,192
 *Trump Hotels & Casino Resorts, Inc...................      83,600           115,368
 Trust Co. of New Jersey...............................       4,600           109,135
 *TSR, Inc.............................................     101,400           517,140
 *TTM Technologies, Inc................................     193,500         2,301,683
 *Tucows, Inc..........................................      47,600            22,848
 *Tuesday Morning Corp.................................       5,300           102,688
 *Tufco Technologies, Inc..............................       1,300             9,068
 *Tumbleweed Communications Corp.......................      40,300           149,110
 *TurboChef Technologies, Inc..........................     143,900           681,367
 *Turnstone Systems, Inc...............................      13,800            48,093
 *Tut Systems, Inc.....................................      29,500            38,350
 *Tvia, Inc............................................      60,100            77,229
 *Tweeter Home Entertainment Group, Inc................      60,225         1,488,762
 Twin Disc, Inc........................................      41,200           542,604
 *Twinlab Corp.........................................     129,700           156,937
 *Tyler Technologies, Inc..............................     395,450         1,332,667
 *U.S. Aggregates, Inc.................................      77,900             7,011
 *U.S. Concrete, Inc...................................       4,500            29,250
 *#U.S. Diagnostic, Inc................................      26,100               587
 *U.S. Home & Garden, Inc..............................     133,700            92,922
 U.S. Industries, Inc..................................     281,200           618,640
 *U.S. Physical Therapy, Inc...........................      20,400           326,298
 *#U.S. Plastic Lumber Corp............................     171,600            48,906
 *U.S. Vision, Inc.....................................      38,514            99,174
 *Ubics, Inc...........................................      60,200            32,207
 *Ucar International, Inc..............................       6,900            61,065
 UCBH Holdings, Inc....................................      68,600         1,914,969
 *UFP Technologies, Inc................................      11,800            15,163
 *Ugly Duckling Corp...................................     114,300           295,466
 *Ultimate Electronics, Inc............................      75,200         1,936,024
 *Ultimate Software Group, Inc.........................      79,100           281,992
                                                            SHARES             VALUE+
                                                            ------             ------

 *Ultradata Systems, Inc...............................      13,600    $        2,720
 *Ultrak, Inc..........................................     109,300           174,334
 *Ultralife Batteries, Inc.............................     101,400           448,188
 *Ultratech Stepper, Inc...............................       5,800            84,013
 #Umpqua Holdings Corp.................................      29,332           373,396
 *Unapix Entertainment, Inc............................      32,500               228
 Unico American Corp...................................     114,600           710,520
 *Unidigital, Inc......................................       6,100                34
 *Unifab International, Inc............................      39,000            30,030
 *Unifi, Inc...........................................       1,000             6,450
 Unifirst Corp.........................................      90,200         1,802,196
 *Unify Corp...........................................      92,500            29,600
 *Uni-Marts, Inc.......................................      64,600           180,880
 *Union Acceptance Corp. Class A.......................      41,400           211,554
 #Union Community Bancorp..............................       3,000            41,865
 *Uniroyal Technology Corp.............................     199,800           878,121
 Unisource Energy Corp.................................      26,200           437,540
 *Unit Corp............................................     192,700         2,352,867
 *United Auto Group, Inc...............................      89,400         1,586,850
 *United Capital Corp..................................      45,054           941,629
 United Community Financial Corp.......................       2,400            17,400
 United Financial Corp.................................       1,600            29,400
 United Fire Casualty Co...............................      11,300           336,345
 United Guardian, Inc..................................      36,820           188,887
 United Industrial Corp................................     128,900         2,229,970
 United National Bancorp...............................       3,000            70,965
 *United Natural Foods, Inc............................      43,000           972,015
 *United Online, Inc...................................       5,533            13,418
 *United Parcel, Inc. - Restricted Escrow..............      58,400            51,120
 *United Retail Group, Inc.............................     118,600           868,745
 *United Road Services, Inc............................         710               217
 *United States Energy Corp............................      71,870           295,026
 United States Lime & Minerals, Inc....................      14,300            83,012
 *#United Therapeutics Corp............................       4,100            37,249
 *#UnitedGlobalCom, Inc................................       3,800             5,434
 Unitil Corp...........................................      39,500           963,800
 *Unity Bancorp, Inc...................................      14,500            91,713
 *Universal Access Global Holdings, Inc................     362,100         1,415,811
 *Universal American Financial Corp....................      63,700           451,952
 *#Universal Display Corp..............................       5,100            39,347
 *Universal Electronics, Inc...........................     103,700         1,716,754
 Universal Forest Products, Inc........................      30,100           534,877
 *Universal Stainless & Alloy Products, Inc............      55,300           390,418
 *UQM Technologies, Inc................................     175,900           900,608
 *Urban Outfitters, Inc................................     167,400         3,116,151
 *Urologix, Inc........................................     119,700         1,903,829
 *Uromed Corp. New.....................................      45,660            34,017
 *URS Corp.............................................      35,100           828,360
 *Ursus Telecom Corp...................................      69,800               698
 *#US LEC Corp.........................................      10,900            68,725
 *US Liquids, Inc......................................     126,600           670,980
 *US Xpress Enterprises, Inc. Class A..................     102,700           742,008
 *USA Truck, Inc.......................................      53,200           440,762
 *USABancShares.com, Inc...............................      16,700             5,261
 *USANA, Inc...........................................      44,100            67,253
 USB Holding Co., Inc..................................       1,400            20,370
 *USDATA Corp..........................................      24,840            62,224
 #USG Corp.............................................      11,100            56,832
 *Utah Medical, Inc....................................      56,800           657,744

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *V.I. Technologies, Inc...............................      63,600    $      481,770
 *#VA Linux Systems, Inc...............................      14,900            40,081
 *Vail Resorts, Inc....................................      23,400           415,818
 *Valence Technology, Inc..............................     146,400           539,484
 *Valentis, Inc........................................     152,634           625,036
 *Valley Media, Inc....................................       1,200               192
 *Valley National Gases, Inc...........................      10,200            69,360
 Valmont Industries, Inc...............................         600             9,180
 *Value City Department Stores, Inc....................      45,000           272,250
 *Vans, Inc............................................     104,000         1,455,480
 *#Vari L Co., Inc.....................................      52,700            92,225
 *Variflex, Inc........................................      48,100           250,601
 *Varsity Brands, Inc..................................      66,982           105,832
 *#Vaxgen, Inc.........................................       3,900            47,229
 *Ventana Medical Systems, Inc.........................       2,900            64,569
 *Venture Catalyst, Inc................................      31,700             5,072
 *#Verado Holdings, Inc................................     161,500            10,336
 *Veramark Technologies, Inc...........................      68,500            59,253
 *Verdant Brands, Inc..................................      26,263               210
 *Verilink Corp........................................     151,900           159,495
 *Verity, Inc..........................................       9,700           146,955
 *Vermont Pure Holdings, Ltd...........................      20,600            98,880
 *Versant Object Technology Corp.......................      29,800            97,297
 *Versar, Inc..........................................      54,200           211,380
 *#Verso Technologies, Inc.............................      95,915           116,537
 *Vertel Corp..........................................     214,000           131,610
 *#Vertex Interactive, Inc.............................     150,500           164,045
 *Verticalbuyer Inc....................................      15,785               118
 *VerticalNet, Inc.....................................      14,400            23,112
 Vesta Insurance Group, Inc............................     195,100         1,141,335
 *Vestcom International, Inc...........................      81,600           151,776
 *VIA NET.WORKS, Inc...................................      21,300            19,916
 *#viaLink Co..........................................       4,400             1,122
 *Vialta, Inc..........................................       5,055             4,271
 *Viant Corp...........................................       5,000             6,525
 *Viasat, Inc..........................................      15,400           219,065
 *Viasystems Group, Inc................................       5,000             4,250
 *VIB Corp.............................................      30,913           272,962
 *Vical, Inc...........................................      45,900           541,620
 *Vicon Industries, Inc................................      44,450           134,239
 *Vidamed, Inc.........................................         500             2,913
 *Video Display Corp...................................      49,740           253,674
 *Viewpoint Corp.......................................     107,300           419,543
 *#Viisage Technology, Inc.............................      90,400           925,696
 *Vion Pharmaceuticals, Inc............................      31,600           137,460
 *Virage, Inc..........................................      85,900           263,284
 *Virbac Corp..........................................      29,500           126,408
 Virco Manufacturing Corp..............................     141,029         1,164,900
 *ViroPharma, Inc......................................       9,300           199,578
 *Virtualfund.Com, Inc.................................     149,420            14,195
 *Vision Sciences, Inc.................................      23,250            21,274
 *#Visionics Corp......................................     174,400         2,215,752
 *Vista Medical Technologies, Inc......................      23,750            65,313
 *#Visual Data Corp....................................      85,800            72,501
 *Visual Networks, Inc.................................      64,100           199,672
 Vital Signs, Inc......................................      91,700         2,678,557
 *VitalWorks, Inc......................................     326,600         1,680,357
 *Vitech America, Inc..................................     175,080             3,589
 *Vitria Technology, Inc...............................       3,500            16,958
 *#Vivus, Inc..........................................     273,500         1,092,633
 *Vixel Corp...........................................       5,300             8,507
 *Vlasic Foods International, Inc......................      25,000               150
                                                            SHARES             VALUE+
                                                            ------             ------

 *Vodavi Technology, Inc...............................      26,400    $       35,508
 *Volt Information Sciences, Inc.......................         700             8,911
 *#V-ONE Corp..........................................     133,000           218,785
 *#Voxware, Inc........................................      62,900             9,278
 *VTEL Corp............................................     266,700           954,786
 Vulcan International Corp.............................       8,251           313,538
 *Vysis, Inc...........................................     103,400         3,149,564
 Wabash National Corp..................................      12,900           103,845
 *#Wackenhut Corp. Class A.............................      33,400           831,660
 *Wackenhut Corp. Class B Non-Voting...................      73,750         1,375,438
 *Wackenhut Corrections Corp...........................      96,100         1,340,595
 Wainwright Bank & Trust Co............................         220             1,689
 *Walker Interactive Systems, Inc......................     156,400           128,248
 *Wall Street Deli, Inc................................      14,800               962
 Walter Industries, Inc................................       1,300            13,780
 *#Warnaco Group, Inc..................................       6,900               500
 Warren Bancorp, Inc...................................     161,800         1,504,740
 Warwick Community Bancorp, Inc........................      20,600           423,845
 Washington Banking Co.................................      11,100           107,115
 Washington Savings Bank FSB...........................      28,912           170,870
 Washington Trust Bancorp, Inc.........................      24,400           457,378
 *Waste Holdings, Inc..................................      67,000           405,350
 *WatchGuard Technologoes, Inc.........................       7,500            83,213
 *Waterlink, Inc.......................................     170,900            30,762
 Waters Instruments, Inc...............................         500             3,863
 Watsco, Inc. Class A..................................      87,900         1,129,515
 Watts Industries, Inc. Class A........................       1,500            19,890
 *Waxman Industries, Inc...............................         975             3,218
 Waypoint Financial Corp...............................     122,880         1,791,590
 WD-40 Co..............................................       4,300            96,901
 *#Webb Interactive Services, Inc......................      64,000            39,040
 *Webco Industries, Inc................................      37,500           102,188
 *Webhire, Inc.........................................      45,960            56,531
 *webMethods, Inc......................................       4,200            66,255
 *Websense, Inc........................................       4,000           106,260
 Weider Nutrition International, Inc...................      70,700           109,585
 *Weirton Steel Corp...................................     237,450            86,669
 Wellco Enterprises, Inc...............................      10,600           149,460
 Wellman, Inc..........................................      67,100           917,928
 *Wells-Gardner Electronics Corp.......................      43,601           116,415
 Wesbanco, Inc.........................................       5,200           101,270
 West Coast Bancorp....................................     107,887         1,489,380
 *West Marine, Inc.....................................     157,800         2,049,822
 West Pharmaceutical Services, Inc.....................       2,700            73,440
 *Westaff, Inc.........................................     142,750           295,493
 Westbank Corp.........................................       9,400            88,360
 *Westcoast Hospitality Corp...........................     118,900           749,070
 *Westell Technologies, Inc............................     125,600           278,204
 *Westerbeke Corp......................................      20,000            28,500
 Western Ohio Financial Corp...........................       9,300           178,793
 *Western Power & Equipment Corp.......................      18,948             3,316
 *Western Water Co.....................................       5,000             2,325
 #Westpoint Stevens, Inc...............................       6,900            15,594
 *Westport Resources Corp..............................      13,861           240,904
 *Wet Seal, Inc. Class A...............................      65,700         1,387,584
 Weyco Group, Inc......................................       1,200            30,750
 *W-H Energy Services, Inc.............................      71,100         1,105,250
 *White Electronics Designs Corp.......................     156,556           922,898
 *Whitehall Jewellers, Inc.............................     162,400         1,520,064
 *Whitman Education Group, Inc.........................     112,700           484,610
 *#WHX Corp............................................     115,000           171,350
 *Wickes Lumber Co.....................................      71,400           207,060

THE U.S. MICRO CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Wild Oats Markets, Inc...............................      78,100    $      740,779
 *William Lyon Homes, Inc..............................      77,200         1,038,340
 *Williams Clayton Energy, Inc.........................      67,800           937,674
 *Williams Controls, Inc...............................     107,200            70,752
 *Williams Industries, Inc.............................       5,800            30,856
 *Willis Lease Finance Corp............................      65,700           212,868
 *Wilshire Financial Sevices Group, Inc................       1,002             1,894
 *Wilshire Oil Co. of Texas............................     140,575           456,869
 *Wilsons The Leather Experts, Inc.....................      52,600           616,735
 *#Wink Communications, Inc............................      24,400            31,842
 *Winmark Corp.........................................      51,900           473,847
 Winnebago Industries, Inc.............................       3,700           124,690
 *#Wire One Technologies, Inc..........................      57,700           396,111
 *Wireless Facilities, Inc.............................      79,600           413,522
 Wireless Telecom Group, Inc...........................     195,300           540,981
 *Wireless WebConnect!, Inc............................      80,807             5,454
 *Wireless Xcessories Group............................      12,600             2,583
 *Wiser Oil Co.........................................      84,000           409,920
 *Witness Systems, Inc.................................      94,600         1,042,492
 *WJ Communications, Inc...............................     196,300           787,163
 Wolohan Lumber Co.....................................      12,300           233,700
 *Wolverine Tube, Inc..................................      95,400         1,238,292
 *Women First HealthCare, Inc..........................      12,600            91,224
 Woodhead Industries, Inc..............................     174,650         2,845,922
 *Workflow Management, Inc.............................     131,600           400,064
 *Workgroup Technology Corp............................       6,700             1,977
 *World Acceptance Corp................................     183,100         1,258,813
 World Fuel Services Corp..............................      92,300         1,466,647
 *WorldGate Communications, Inc........................      91,700           203,116
 *Worldwide Restaurant Concepts, Inc...................     246,324           295,589
 *#Worldwide Xceed Group, Inc..........................       7,130               135
 WSFS Financial Corp...................................      12,200           214,171
 *Wyndham International, Inc...........................       8,000             4,720
 *Xanser Corp..........................................     303,900           607,800
 *Xeta Corp............................................      85,400           419,314
 *Xetel Corp...........................................      94,100            72,928
 *Xicor, Inc...........................................     209,650         2,347,032
 X-Rite, Inc...........................................     174,100         1,422,397
 *#Xybernaut Corp......................................      20,500            47,663
 Yardville National Bancorp............................      56,267           693,491
 *Yellow Corp..........................................       6,800           166,668
 Yonkers Financial Corp................................       7,400           211,418
 *York Group, Inc......................................      76,300           838,156
 *Young Broadcasting, Inc. Class A.....................       2,900            58,783
 *Youthstream Media Networks, Inc......................     120,800           172,140
 *Zamba Corp...........................................     319,800           116,727
 *#Zany Brainy, Inc....................................      94,342             1,274
 *Zap.com Corp.........................................         650               240
 *Zapata Corp..........................................      13,360           296,592
 *Zevex International, Inc.............................      26,500            65,455
                                                            SHARES             VALUE+
                                                            ------             ------

 Ziegler Co., Inc......................................       4,200    $       65,730
 *Zila, Inc............................................      89,302           214,771
 *ZipLink, Inc.........................................       1,800                14
 *#ZixIt Corp..........................................       7,500            50,588
 *Zoll Medical Corp....................................      18,000           707,580
 *Zoltek Companies, Inc................................     130,900           391,391
 *Zomax, Inc...........................................      49,800           322,953
 *#Zonagen, Inc........................................      73,500           334,793
 *Zones, Inc...........................................     148,400           132,818
 *Zoran Corp...........................................      11,300           391,376
 *Zymetx, Inc..........................................      35,300            20,298
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,556,521,760)................................                 1,587,906,811
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Antigenics, Inc. Contingent Value Rights.............     245,300                 0
 *Eloyalty Corp. Rights 12/19/01.......................         600                 0
 *Imperial Sugar Co. Warrants 08/29/08.................       2,545                 0
 *#Intercontinental Telecom Corp. Warrants 04/30/02....      15,680                 0
 *Safety Components International, Inc. Warrants
   04/10/03............................................       5,056               506
 *Tipperary Corp. Rights 11/30/01......................      49,001                 0
 *#TransTexas Gas Corp. Warrants 06/30/02..............         823                 0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           506
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.8%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   5.625%, 05/15/05, valued at $29,130,945) to be
   repurchased at $28,703,783
   (Cost $28,699,000)..................................    $ 28,699        28,699,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,585,221,160)++..............................                $1,616,606,317
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $1,588,231,312.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES             VALUE+
                                                            ------             ------
UNITED KINGDOM -- (22.3%)
COMMON STOCKS -- (22.2%)
 3I Group P.L.C........................................       98,143   $    1,221,871
 *AWG P.L.C............................................      151,281        1,186,585
 Abbey National P.L.C..................................      193,192        2,694,510
 Aggregate Industries P.L.C............................    1,376,254        1,609,401
 Alliance & Leicester P.L.C............................      348,000        3,786,654
 Allied Domecq P.L.C...................................      749,994        4,059,022
 Antofagasta Holdings P.L.C............................      256,000        1,872,876
 Arriva P.L.C..........................................      125,700          555,711
 Associated British Foods P.L.C........................      770,096        5,633,964
 Associated British Ports Holdings P.L.C...............      375,400        2,118,688
 BAA P.L.C.............................................    1,135,250        9,560,117
 BG Group P.L.C........................................    2,666,548       10,039,339
 BOC Group P.L.C.......................................      151,639        2,296,610
 BPB P.L.C.............................................      458,500        1,879,875
 Barclays P.L.C........................................      154,372        4,733,243
 Barratt Developments P.L.C............................      226,000        1,195,733
 Berkeley Group P.L.C..................................      124,712        1,127,585
 Bodycote International P.L.C..........................      210,360          685,490
 Britannic P.L.C.......................................      190,600        2,184,040
 British Airways P.L.C.................................    1,028,331        2,984,346
 British Land Co. P.L.C................................      502,381        3,360,144
 Brixton Estate P.L.C..................................      235,685          751,210
 CGU P.L.C.............................................    1,977,423       23,561,224
 Cable and Wireless P.L.C..............................       96,700          455,429
 *Canary Wharf Group P.L.C.............................      468,000        3,030,076
 Chelsfield P.L.C......................................      241,178          992,282
 *Colt Telecom Group PLC...............................       97,000          191,590
 Cookson Group P.L.C...................................      701,120          794,898
 *Corus Group P.L.C....................................    3,039,927        2,904,623
 Debenhams P.L.C.......................................      316,891        1,717,297
 *Energis P.L.C........................................      239,000          243,700
 Enterprise Oil P.L.C..................................      354,000        2,150,625
 Great Portland Estates P.L.C..........................      118,365          405,122
 Great Universal Stores P.L.C..........................      819,700        7,306,119
 HBOS P.L.C............................................      130,000        1,529,499
 HSBC Holdings P.L.C...................................       84,764        1,021,457
 Hammerson P.L.C.......................................      280,000        1,830,835
 Hanson P.L.C..........................................      599,300        4,036,157
 Hilton Group P.L.C....................................    1,251,117        3,746,873
 IMI P.L.C.............................................       24,000           83,855
 Independent Insurance Group P.L.C.....................      130,000                0
 Innogy Holdings PLC...................................      555,400        1,578,178
 *International Power P.L.C............................      755,400        2,232,664
 Johnson Matthey P.L.C.................................      180,811        2,498,621
 Kelda Group P.L.C.....................................      161,510          788,881
 Lattice Group P.L.C...................................    2,666,548        5,780,226
 Liberty International P.L.C...........................      282,297        1,972,669
 Luminar P.L.C.........................................       15,000          191,134
 MFI Furniture Group P.L.C.............................      350,900          710,597
 Marks & Spencer P.L.C.................................    1,975,763        9,819,501
 Mersey Docks & Harbour Co. P.L.C......................       53,050          423,667
 Millennium and Copthorne Hotels P.L.C.................      274,000        1,068,710
 Northern Foods P.L.C..................................      433,000          991,094
 Northern Rock P.L.C...................................      344,000        2,835,555
 Novar P.L.C...........................................      498,245          859,766
                                                            SHARES             VALUE+
                                                            ------             ------

 P & 0 Princess Cruises P.L.C..........................      504,373   $    2,625,406
 Peninsular & Oriental Steam Navigation Co.............      690,498        2,449,499
 Pennon Group P.L.C....................................       51,040          436,731
 Pilkington P.L.C......................................    1,213,382        1,877,496
 Powergen P.L.C........................................      572,754        6,056,631
 RMC Group P.L.C.......................................      257,000        2,290,683
 Railtrack Group P.L.C.................................      370,742        1,480,409
 Rank Group P.L.C......................................      793,530        2,591,496
 Rexam P.L.C...........................................      447,639        2,381,160
 Rio Tinto P.L.C.......................................      517,315        9,701,360
 Rolls-Royce P.L.C.....................................    1,039,229        2,412,037
 Royal & Sun Alliance Insurance Group P.L.C............    1,616,223        9,231,146
 Royal Bank of Scotland Group P.L.C....................      203,111        4,706,939
 Safeway P.L.C.........................................    1,136,278        4,966,688
 Sainsbury (J.) P.L.C..................................    1,759,839        9,034,981
 Scottish & Newcastle P.L.C............................      610,585        4,397,333
 Seibe P.L.C...........................................        3,802            5,341
 Severn Trent P.L.C....................................      210,597        2,063,292
 Signet Group P.L.C....................................      803,000        1,013,469
 Six Continents P.L.C..................................      741,870        7,511,695
 Slough Estates P.L.C..................................      443,200        2,054,163
 Smith (W.H.) P.L.C....................................      203,000        1,412,758
 Spirent P.L.C.........................................      129,000          303,547
 Stagecoach Holdings P.L.C.............................    1,337,606        1,201,768
 Tate & Lyle P.L.C.....................................      469,100        2,261,174
 Taylor Woodrow P.L.C..................................      573,251        1,295,764
 *Telewest Communications P.L.C........................      396,000          364,256
 Tesco P.L.C...........................................    4,001,409       13,723,972
 Thistle Hotels P.L.C..................................      466,707          762,082
 Trinity P.L.C.........................................      183,450        1,122,346
 Unilever P.L.C........................................      400,000        3,231,556
 United Utilities P.L.C................................      265,595        2,397,593
 Waste Recycling Group P.L.C...........................      133,875          889,687
 Whitbread P.L.C.......................................      325,864        2,497,852
 Wilson Bowden P.L.C...................................       96,900        1,041,259
 Wimpey (George) P.L.C.................................      360,900          949,588
 Wolseley P.L.C........................................      489,076        3,511,783
 XANSA P.L.C...........................................      245,848        1,148,232
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $258,986,213)..................................                   270,693,110
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $1,733,651)...................................                     1,744,300
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $260,719,864)..................................                   272,437,410
                                                                       --------------
JAPAN -- (21.1%)
COMMON STOCKS -- (21.1%)
 AIOI Insurance Co., Ltd...............................      928,735        1,968,878
 #Aisin Seiki Co., Ltd.................................      137,000        1,475,539
 Alps Electric Co., Ltd................................        8,000           54,583
 Amada Co., Ltd........................................      376,000        1,749,964
 Aomori Bank, Ltd......................................      170,000          648,983
 Aoyama Trading Co., Ltd...............................       41,100          423,633
 *Asahi Bank, Ltd......................................      426,000          335,636
 Autobacs Seven Co., Ltd...............................       10,300          259,350

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Awa Bank, Ltd.........................................      196,600   $      859,117
 #Bank of Kyoto, Ltd...................................      347,400        1,481,411
 #Bank of Nagoya, Ltd..................................      185,000          955,686
 #Bank of Yokohama, Ltd................................      978,000        3,288,711
 Brother Industries, Ltd...............................       43,000          129,577
 Canon Sales Co., Inc..................................      124,900          943,478
 Casio Computer Co., Ltd...............................       60,000          314,826
 Chiba Bank, Ltd.......................................      941,000        3,095,503
 Chudenko Corp.........................................       84,460        1,296,580
 Chugoku Bank, Ltd.....................................      238,800        1,551,711
 #Chuo Mitsui Trust & Banking Co., Ltd.................       81,000           83,556
 #Citizen Watch Co., Ltd...............................      318,000        1,673,743
 Coca-Cola West Japan Co., Ltd.........................        7,000          139,584
 #Cosmo Oil Co., Ltd...................................      764,000        1,359,014
 Dai Nippon Printing Co., Ltd..........................       99,000        1,060,636
 Daicel Chemical Industries, Ltd.......................      485,000        1,500,905
 Daido Steel Co., Ltd..................................      126,000          211,850
 *Daiei, Inc...........................................       71,000           68,050
 Daimaru, Inc..........................................       79,000          338,803
 Daishi Bank, Ltd......................................      355,000        1,190,872
 Daito Trust Construction Co., Ltd.....................      180,784        2,834,026
 *Daiwa Bank, Ltd......................................      500,000          422,367
 Daiwa House Industry Co., Ltd.........................      663,000        4,038,884
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000        1,664,329
 Ezaki Glico Co., Ltd..................................      174,600          829,634
 Fuji Photo Film Co., Ltd..............................      355,000       12,225,898
 Fukui Bank, Ltd.......................................      343,000          938,881
 #Fukuoka Bank, Ltd....................................       95,000          358,809
 *Fukuoka City Bank, Ltd...............................      264,532          709,053
 Fukuyama Transporting Co., Ltd........................      266,000          980,898
 Futaba Corp...........................................       16,000          384,029
 #Futaba Industrial Co., Ltd...........................       85,000          859,557
 General Sekiyu KK.....................................       41,110          290,505
 Gunma Bank, Ltd.......................................      146,000          735,243
 Gunze, Ltd............................................       35,000          129,634
 Hachijuni Bank, Ltd...................................       82,000          407,617
 Hankyu Department Stores, Inc.........................       54,000          331,152
 Hanshin Electric Railway Co., Ltd.....................      141,000          344,725
 Heiwa Corp............................................       12,000          178,759
 Higo Bank, Ltd........................................      308,000          940,644
 #Hiroshima Bank, Ltd..................................      593,000        1,998,892
 Hitachi Cable, Ltd....................................       56,000          201,047
 #Hitachi Maxell, Ltd..................................       96,000        1,259,303
 Hitachi Metals, Ltd...................................      360,000        1,125,770
 Hitachi, Ltd..........................................    3,717,000       27,473,913
 Hokkoku Bank, Ltd.....................................      102,000          364,535
 Hokuetsu Paper Mills, Ltd.............................      162,000          838,187
 *Hokuriku Bank, Ltd...................................      891,000        1,071,090
 House Foods Corp......................................      117,000        1,083,371
 #Hyakugo Bank, Ltd. (105th Bank)......................      258,000          972,354
 Hyakujishi Bank, Ltd..................................      314,000        1,741,955
 Ishikawajima-Harima Heavy Industries Co., Ltd.........      180,000          273,401
 Iyo Bank, Ltd.........................................       60,000          321,649
 Izumi Co., Ltd........................................       19,000          217,909
 Japan Airport Terminal Co., Ltd.......................       29,000          234,609
 Joyo Bank, Ltd........................................      245,000          724,359
 Juroku Bank, Ltd......................................      349,000        1,332,324
 Kagoshima Bank, Ltd...................................      266,000          942,008
 #Kajima Corp..........................................      826,000        2,616,563
 Kamigumi Co., Ltd.....................................      357,000        1,493,351
                                                            SHARES             VALUE+
                                                            ------             ------

 Kandenko Co., Ltd.....................................      266,000   $    1,227,203
 Kansai Paint Co., Ltd., Osaka.........................      108,000          240,359
 *Kawasaki Heavy Industries, Ltd.......................      407,000          416,535
 Kikkoman Corp.........................................      259,000        1,554,643
 Kinden Corp...........................................       77,000          397,147
 #Kissei Pharmaceutical Co., Ltd.......................       41,000          599,769
 *Kobe Steel, Ltd......................................    2,632,000        1,111,670
 Kokusai Securities Co., Ltd...........................       41,000          272,410
 Kokuyo Co., Ltd.......................................       38,000          337,666
 Komatsu, Ltd..........................................    1,279,000        4,300,881
 #Komori Corp..........................................       74,000          793,400
 Koyo Seiko Co.........................................      198,000          709,235
 Kubota Corp...........................................      140,000          405,960
 Kuraray Co., Ltd......................................       57,000          372,698
 Kyushu Matsushita Electric Co., Ltd...................       26,000          176,972
 Lion Corp.............................................      325,000        1,232,784
 Makita Corp...........................................      209,000        1,237,543
 *#Marubeni Corp.......................................    1,942,000        1,656,247
 Maruichi Steel Tube, Ltd..............................      117,000        1,281,039
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       25,670,609
 Matsushita-Kotobuki Electronics Industries, Ltd.......       23,000          165,332
 Michinoku Bank, Ltd...................................      187,000        1,014,623
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,059,361
 Mitsubishi Heavy Industries, Ltd......................      611,000        1,692,319
 Mitsubishi Logistics Corp.............................        3,000           24,660
 Mitsubishi Materials Corp.............................      975,000        1,488,843
 Mitsui Chemicals, Inc.................................      116,800          374,737
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          907,139
 Mitsui Marine & Fire Insurance Co., Ltd...............       35,000          174,267
 Mori Seiki Co., Ltd...................................      121,000          882,568
 Musashino Bank, Ltd...................................       26,000          880,635
 NGK Spark Plug Co., Ltd...............................       10,000           77,975
 *NKK Corp.............................................    2,612,000        1,569,970
 NTN Corp..............................................      398,000          727,365
 *Namco, Ltd...........................................        5,500          103,642
 #Nanto Bank, Ltd......................................      288,000          860,849
 New Japan Securities Co., Ltd.........................      122,000          207,106
 Nichicon Corp.........................................       12,000          130,511
 Nichido Fire and Marine Insurance Co., Ltd............       20,000          104,292
 Nichirei Corp.........................................      366,000        1,076,158
 Nihon Unisys, Ltd.....................................       10,000           67,091
 Nikko Cordial Corp....................................      340,000        1,795,059
 Nippon COMSYS Corp....................................        6,000           43,276
 Nippon Kayaku Co., Ltd................................       53,000          215,245
 Nippon Meat Packers, Inc., Osaka......................        4,000           41,424
 Nippon Mitsubishi Oil Co..............................    1,863,050        8,580,135
 Nippon Sanso Corp.....................................      367,000          927,071
 Nippon Shokubai Co., Ltd..............................      163,000          710,965
 Nipponkoa Insurance Co., Ltd..........................       45,000          153,880
 #Nishimatsu Construction Co., Ltd.....................      364,000        1,203,323
 #Nishi-Nippon Bank, Ltd...............................       85,540          260,548
 Nissei Sangyo Co., Ltd................................      110,050        1,160,249
 Nisshin Seifun Group, Inc.............................       96,000          620,684
 Nisshinbo Industries, Inc.............................      305,000        1,312,993
 *#Nissho Iwai Corp....................................      544,000          455,117
 Obayashi Corp.........................................      520,000        1,909,099
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          243,267
 Oji Paper Co., Ltd....................................      275,000        1,331,268

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Onward Kashiyama Co., Ltd.............................       26,000   $      274,327
 Pioneer Electronic Corp...............................      117,000        2,822,467
 #Q.P. Corp............................................      168,000        1,484,652
 Rengo Co., Ltd........................................       23,000           54,550
 Rinnai Corp...........................................        5,500           95,825
 Sanyo Shinpan Finance Co., Ltd........................       11,000          296,632
 Sapporo Breweries, Ltd................................       33,000           92,206
 *Sapporo Hokuyo Holdings, Inc.........................           45          188,238
 #Seino Transportation Co., Ltd........................       23,000          106,485
 Sekisui Chemical Co., Ltd.............................      557,000        1,606,091
 #Sekisui House, Ltd...................................      938,000        7,161,719
 Seventy-seven (77) Bank, Ltd..........................       57,000          265,750
 #Shiga Bank, Ltd......................................      272,000          945,582
 Shikoku Bank, Ltd.....................................       32,000          172,846
 Shima Seiki Manufacturing Co., Ltd....................        5,000           87,925
 Shimachu Co., Ltd.....................................       20,200          321,420
 #Shimadzu Corp........................................      181,000          499,855
 Shimizu Corp..........................................      997,000        4,008,546
 Shiseido Co., Ltd.....................................       63,000          610,986
 Shohkoh Fund & Co., Ltd...............................        3,000          325,791
 Showa Shell Sekiyu KK.................................      110,000          712,988
 *#Snow Brand Milk Products Co., Ltd...................      419,000          772,550
 Sumitomo Corp.........................................      430,000        2,354,046
 Sumitomo Forestry Co., Ltd............................      139,000          832,087
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000          565,379
 Sumitomo Metal Mining Co., Ltd........................      313,000        1,090,657
 Sumitomo Osaka Cement Co., Ltd........................       64,000          102,928
 Sumitomo Realty & Development Co., Ltd................      488,000        2,778,590
 Sumitomo Rubber.......................................       22,000          105,251
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          103,707
 Suzuken Co., Ltd......................................        7,000          121,958
 Taiheiyo Cement Corp..................................    1,209,800        1,876,867
 #Taisei Corp..........................................    1,325,000        3,637,635
 Takashimaya Co., Ltd..................................      214,000        1,350,583
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,535,499
 Teijin, Ltd...........................................      803,000        2,974,178
 Teikoku Oil Co., Ltd..................................      346,000        1,467,010
 Toda Corp.............................................      418,000        1,279,983
 Toho Bank, Ltd........................................      240,000          729,070
 Tokio Marine & Fire Insurance Co., Ltd................       33,000          261,340
 Tokuyama Corp.........................................      248,000          743,301
 Tokyo Style Co., Ltd..................................      133,000        1,155,905
 Toppan Printing Co., Ltd..............................      105,000          959,463
 Toshiba TEC Corp......................................      345,000          879,904
 Tostem Corp...........................................      319,016        4,322,103
 Toto, Ltd.............................................      247,000        1,328,133
 Toyo Seikan Kaisha, Ltd...............................      287,600        3,789,015
 Toyo Suisan Kaisha, Ltd...............................      116,000          943,145
 Toyoda Automatic Loom Works, Ltd......................       14,000          219,127
 Toyota Auto Body Co., Ltd.............................       86,000          935,332
 Toyota Tsusho Corp....................................      314,000        1,290,526
 *#UFJ Holdings, Inc...................................          432        1,431,029
 UNY Co., Ltd..........................................       28,000          306,801
 #Victor Co. of Japan, Ltd.............................      246,000          819,229
 Wacoal Corp...........................................      149,000        1,432,929
 #Yamagata Bank, Ltd...................................      153,700          684,134
 Yamaguchi Bank, Ltd...................................      133,000          876,111
 Yamaha Corp...........................................       60,000          505,866
 Yamatake-Honeywell Co., Ltd...........................       87,000          741,985
                                                            SHARES             VALUE+
                                                            ------             ------

 Yamazaki Baking Co., Ltd..............................       64,000   $      428,865
 Yokogawa Electric Corp................................      337,000        2,734,525
 *Yokohama Rubber Co., Ltd.............................      410,000        1,065,664
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $381,945,935)..................................                   256,566,520
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $62,122)......................................                        62,123
                                                                       --------------
TOTAL -- JAPAN
  (Cost $382,008,057)..................................                   256,628,643
                                                                       --------------
FRANCE -- (11.3%)
COMMON STOCKS -- (11.3%)
 AGF (Assurances Generales de France SA)...............      115,514        5,688,714
 Air Liquide...........................................        7,865        1,101,320
 Alcatel SA............................................       24,150          440,695
 Banque Nationale de Paris.............................      324,843       28,504,695
 *Beghin-Say...........................................       18,900          678,614
 Cie de Saint-Gobain...................................       65,436        9,544,532
 Compagnie Francaise D'Assurance Pour Le Commerce
   Exterieur SA........................................        2,000           99,927
 Credit Lyonnais SA....................................       57,100        1,917,785
 De la Rue Imperiale de Lyon...........................          500          761,090
 #Dior (Christian) SA..................................      124,400        3,817,256
 Eiffage SA............................................        2,277          140,373
 Esso SA...............................................          686           48,832
 Fimalac SA............................................       15,988          551,725
 Fonciere Lyonnaise SA.................................       10,950          261,783
 France Telecom SA.....................................       10,500          414,615
 Gecina SA.............................................        3,400          274,144
 Generale des Establissements Michelin SA Series B.....       87,500        2,862,032
 Groupe Danone.........................................       85,000        9,825,666
 Imerys SA.............................................       11,000        1,068,659
 LaFarge SA............................................       22,230        2,040,235
 Lafarge SA............................................       77,517        6,972,102
 Lagardere SCA.........................................       10,200          422,405
 Lapeyre SA............................................       12,300          518,952
 Pechiney SA Series A..................................       55,475        2,707,139
 Pernod-Ricard SA......................................       38,900        2,873,561
 Peugeot SA............................................      222,900        9,436,357
 #Rallye SA............................................       18,020          814,822
 Remy Cointreau SA.....................................       28,750          669,569
 #SEB SA Prime Fidelite 2002...........................        7,300          397,087
 Seb SA................................................        9,000          474,248
 Societe BIC SA........................................       10,800          357,802
 #Societe des Ciments de Francais......................       24,900        1,053,460
 Societe Financiere Interbail SA.......................       11,550          314,393
 Societe Generale, Paris...............................      281,728       15,337,353
 Suez (ex Suez Lyonnaise des Eaux).....................      150,000        4,532,960
 Thales SA.............................................       69,203        2,478,573
 Total SA..............................................       98,000       12,504,253
 Unibail SA............................................        4,200          215,111
 #Usinor SA............................................      167,800        2,106,477
 Valeo SA..............................................       53,800        2,035,288
 Vivendi Universal SA..................................       25,600        1,310,005
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $96,824,181)...................................                   137,574,609
                                                                       --------------

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
                                                            SHARES             VALUE+
                                                            ------             ------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864   $      374,218
                                                                       --------------
TOTAL -- FRANCE
  (Cost $97,050,965)...................................                   137,948,827
                                                                       --------------
GERMANY -- (9.4%)
COMMON STOCKS -- (9.4%)
 Allianz AG............................................       33,120        7,799,430
 BASF AG...............................................      640,050       24,614,663
 BHW Holding AG, Berlin................................      130,000        3,841,264
 *Bankgesellschaft Berlin AG...........................      233,550          560,443
 Bayer AG..............................................      168,100        5,448,703
 Bayerische Vereinsbank AG.............................      290,000        9,412,887
 #Berliner Kraft & Licht Bewag AG......................      177,600        1,971,884
 Commerzbank AG........................................      408,050        7,088,134
 Continental AG........................................       44,100          540,973
 DBV Holding AG........................................       44,000        1,516,807
 DaimlerChrysler AG, Stuttgart.........................       15,400          646,711
 Degussa AG............................................        7,800          195,555
 Deutsche Bank AG......................................      359,305       23,260,464
 Deutsche Lufthansa AG.................................      305,250        4,004,148
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       48,400        2,764,922
 FPB Holding AG........................................        5,789          819,506
 Fresenius Medical Care AG.............................       27,600        1,805,286
 Heidelberger Druckmaschinen AG........................        4,200          166,974
 Heidelberger Zement AG, Heidelberg....................       27,170        1,269,922
 #Hochtief AG..........................................       91,150        1,289,527
 Karstadt Quelle AG....................................       70,000        2,538,457
 Linde AG..............................................       76,000        3,266,417
 MAN AG................................................      140,000        2,801,705
 Merck KGAA............................................       58,000        2,124,066
 SCA Hygiene Products AG...............................        3,550          692,918
 ThyssenKrupp AG.......................................      108,750        1,548,258
 Vereins & Westbank AG.................................       73,187        1,834,885
 Volkswagen AG.........................................       15,550          682,250
                                                                       --------------
TOTAL -- GERMANY
  (Cost $118,073,883)..................................                   114,507,159
                                                                       --------------
NETHERLANDS -- (7.5%)
COMMON STOCKS -- (7.5%)
 ABN-AMRO Holding NV...................................    1,431,076       23,257,131
 Buhrmann NV...........................................       84,927          865,376
 DSM NV................................................      129,437        4,612,733
 Fortis (NL)...........................................      573,133       13,373,548
 Ing Groep NV..........................................    1,439,214       37,629,205
 *#Koninklijke KPN NV..................................       43,622          199,202
 Koninklijke Philips Electronics NV....................      392,656       10,723,311
 Koninklijke Vendex KBB NV.............................       12,244          116,869
 NV Holdingsmij de Telegraaf...........................        6,800          105,639
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $56,380,544)...................................                    90,883,014
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Koninklijke KPN NV Rights 12/04/01
   (Cost $0)...........................................       43,622                0
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $56,380,544)...................................                    90,883,014
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

SWITZERLAND -- (5.8%)
COMMON STOCKS -- (5.8%)
 Baloise-Holding.......................................      272,260   $   24,303,172
 Banque Cantonale Vaudois..............................        5,795        1,177,095
 Ciba Spezialitaetenchemie Holding AG..................        3,100          192,010
 Cie Financiere Richemont AG Series A..................      897,300       17,000,200
 Fischer (Georg) AG, Schaffhausen......................       12,987        2,389,534
 Givaudan SA, Vernier..................................          892          273,538
 Helvetia Patria Holding...............................       21,396        3,404,048
 Intershop Holding AG, Zuerich.........................        5,400        2,787,241
 Jelmoli Holding AG, Zuerich...........................          500          510,083
 Pargesa Holding SA, Geneve............................        1,935        3,795,293
 Rieters Holdings......................................          210           45,907
 #Schindler Holding AG, Hergiswil Partizipsch..........        3,469        4,876,599
 Schweizerische Lebensversicherungs und
   Rentenanstalt.......................................          550          255,831
 Sig Holding AG........................................       40,330        3,477,590
 *UBS AG...............................................       42,000        2,084,965
 Unaxis Holding AG.....................................       14,900        1,506,476
 Zurich Versicherungs-Gesellschaft - Allied AG.........        9,364        2,385,367
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $54,911,220)...................................                    70,464,949
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $13,082)......................................                        13,178
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $54,924,302)...................................                    70,478,127
                                                                       --------------
SPAIN -- (3.6%)
COMMON STOCKS -- (3.6%)
 #Aceralia Corporacion Siderurgica SA..................       22,500          344,908
 Acerinox SA...........................................      154,740        4,849,394
 Aurea Concesiones de Infraestructuras del Estado SA...      176,800        3,641,052
 #Autopistas Concesionaria Espanola SA.................      500,301        4,909,743
 Banco Pastor SA.......................................      118,800        1,638,151
 #Cia Espanola de Petroleous SA........................      449,382        5,065,919
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................      108,900          659,161
 #Ebro Puleva SA.......................................      133,920        1,396,974
 Endesa SA, Madrid.....................................      190,892        3,054,422
 Grupo Dragados SA, Madrid.............................      456,567        5,662,016
 Iberdrola SA..........................................      535,000        6,869,415
 Metrovacesa SA........................................       99,185        1,327,712
 *Puleva Biotech SA....................................      111,600                0
 Repsol SA.............................................       15,800          222,113
 Sol Melia SA..........................................        2,400           18,116
 *Terra Networks SA....................................        8,000           66,833
 Union Fenosa SA.......................................      230,000        3,597,804
                                                                       --------------
TOTAL -- SPAIN
  (Cost $36,421,721)...................................                    43,323,733
                                                                       --------------
ITALY -- (3.4%)
COMMON STOCKS -- (3.4%)
 Banca di Roma SpA.....................................    2,022,125        4,508,418
 *#Banca Popolare di Lodi Scarl........................      116,000          925,449

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Banca Popolare di Milano..............................      224,400   $      787,636
 #Banca Popolare di Verona-Banco San Geminiano e San
   Prospero Scarl......................................       87,000          802,367
 #Banca Toscana........................................      607,000        2,032,718
 Buzzi Unicem SpA......................................       63,000          436,051
 #CIR SpA (Cie Industriale Riunite), Torino............      500,000          448,595
 #Cia Assicuratrice Unipol SpA.........................      113,500          380,088
 #Fiat SpA.............................................      430,789        7,155,259
 #IFIL Finanziaria Partecipazioni SpA..................      510,187        2,585,608
 Intesabci SpA.........................................    5,900,212       14,343,471
 #Italcementi Fabriche Riunite Cemento SpA, Bergamo....      378,560        2,904,908
 #Milano Assicurazioni SpA.............................      221,000          670,824
 #Parmalat Finanziaria SpA.............................      468,000        1,265,522
 Pirelli SpA...........................................      310,000          520,451
 Rinascente per l'Esercizio di Grande Magazzini SpA....      194,500          724,486
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       40,000          547,984
                                                                       --------------
TOTAL -- ITALY
  (Cost $44,549,795)...................................                    41,039,835
                                                                       --------------
SWEDEN -- (2.9%)
COMMON STOCKS -- (2.9%)
 #Assidoman AB.........................................      213,850        5,144,075
 *#Billerud AB.........................................       98,699          591,232
 Electrolux AB Series B................................        4,700           67,966
 Gambro AB Series A....................................      351,000        2,250,415
 Gambro AB Series B....................................      125,700          805,918
 Holmen AB Series A....................................        6,300          137,097
 Holmen AB Series B....................................      119,200        2,660,906
 *Pergo AB.............................................            1                3
 SSAB Swedish Steel Series A...........................      129,900        1,185,437
 SSAB Swedish Steel Series B...........................       48,000          426,805
 Skandinaviska Enskilda Banken Series A................      196,000        1,724,443
 Skandinaviska Enskilda Banken Series C................        9,800           76,591
 Svenska Cellulosa AB Series A.........................       57,000        1,427,130
 Svenska Cellulosa AB Series B.........................      266,500        6,684,931
 Svenska Handelsbanken Series A........................       60,000          803,068
 Svenska Kullagerfabriken AB Series A..................       68,400        1,190,787
 #Svenska Kullagerfabriken AB Series B.................       89,700        1,599,382
 Volvo AB Series A.....................................      194,100        2,906,768
 Volvo AB Series B.....................................      373,828        5,884,313
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $39,440,521)...................................                    35,567,267
                                                                       --------------
AUSTRALIA -- (2.8%)
COMMON STOCKS -- (2.8%)
 AMP, Ltd..............................................      196,190        1,944,808
 AXA Asia Pac Hldgs....................................    1,067,950        1,471,962
 #Amcor, Ltd...........................................      647,463        2,359,646
 Boral, Ltd............................................      156,700          264,067
 CSR, Ltd..............................................    1,015,797        3,529,256
 Commonwealth Bank of Australia........................       47,394          705,000
 Goodman Fielder, Ltd..................................    1,428,408        1,032,683
 Hanson P.L.C..........................................       65,823          434,792
 Lion Nathan, Ltd......................................      476,400        1,095,201
                                                            SHARES             VALUE+
                                                            ------             ------

 MIM Holdings..........................................    1,932,366   $    1,105,559
 Mirvac, Ltd...........................................      563,185        1,142,393
 Normandy Mining, Ltd..................................    1,874,216        1,559,694
 *One Tel Ltd..........................................    1,004,200           83,568
 Orica, Ltd............................................      280,460        1,006,806
 Publishing and Broadcasting, Ltd......................      156,241          822,385
 Quantas Airways, Ltd..................................    1,096,275        2,223,739
 Santos, Ltd...........................................      660,527        2,212,807
 Seven Network, Ltd....................................      225,871          815,304
 #St. George Bank, Ltd.................................      341,977        2,978,214
 Stockland Trust Group.................................      174,190          399,904
 WMC, Ltd..............................................    1,077,515        5,290,480
 Wesfarmers, Ltd.......................................       65,752        1,090,936
 Westpac Banking Corp..................................       16,304          126,648
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $32,827,828)...................................                    33,695,852
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $136).........................................          107               93
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Rights
   (Cost $0)...........................................      161,533                0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $32,827,964)...................................                    33,695,945
                                                                       --------------
HONG KONG -- (2.6%)
COMMON STOCKS -- (2.6%)
 #Amoy Properties, Ltd.................................    4,570,500        4,629,963
 #Hang Lung Development Co., Ltd.......................    2,126,000        1,812,890
 Hysan Development Co., Ltd............................    1,761,367        1,614,889
 Kerry Properties, Ltd.................................    1,289,241        1,173,759
 New World Development Co., Ltd........................    2,269,214        1,876,817
 Shangri-La Asia, Ltd..................................    2,982,000        1,844,980
 #Sino Land Co., Ltd...................................    4,976,107        1,627,109
 Swire Pacific, Ltd. Series A..........................    1,062,000        5,161,197
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000        1,066,199
 Wharf Holdings, Ltd...................................    3,776,914        8,136,415
 Wheelock and Co., Ltd.................................    3,243,000        2,640,629
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $53,664,049)...................................                    31,584,847
                                                                       --------------
FINLAND -- (2.3%)
COMMON STOCKS -- (2.3%)
 Fortum Oyj............................................    1,071,385        4,892,519
 Huhtamaki Van Leer Oyj................................        9,700          285,662
 Kesko Oyj.............................................      232,100        1,907,808
 Metra Oyj Series B....................................       95,400        1,712,693
 Metsa-Serla Oyj Series B..............................      437,500        2,742,161
 Metso Oyj.............................................      171,757        1,653,255
 #Outokumpu Oyj Series A...............................      351,300        3,507,275
 #Pohjola Group Insurance Corp. Series A...............        9,200          163,106
 Stora Enso Oyj Series R...............................      547,800        6,989,622
 Upm-Kymmene Oyj.......................................      128,500        4,343,471
                                                                       --------------
TOTAL -- FINLAND
  (Cost $28,616,354)...................................                    28,197,572
                                                                       --------------
DENMARK -- (1.6%)
COMMON STOCKS -- (1.6%)
 Carlsberg A.S. Series B...............................       38,150        1,560,297
 Danisco A.S...........................................       52,630        1,880,285

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
                                                            SHARES             VALUE+
                                                            ------             ------
 Danske Bank A.S.......................................      631,253   $    9,985,345
 *#Jyske Bank A.S......................................       49,950        1,072,526
 Nordic Baltic Holding AB..............................      925,918        4,633,399
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $15,091,673)...................................                    19,131,852
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $32,929)......................................                        32,810
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,124,602)...................................                    19,164,662
                                                                       --------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 Groupe Bruxelles Lambert..............................       55,500        2,877,322
 Heidelberger Zement AG................................        7,666          343,893
 Nationale a Portefeuille..............................        4,029          389,617
 Sofina SA.............................................       10,500          390,170
 Solvay SA.............................................      101,490        5,806,854
 Suez (ex Suez Lyonnaise des Eaux).....................       95,400        2,904,318
 *Suez (ex Suez Lyonnaise des Eaux) SA VVPR............       95,400              854
 Tessenderlo Chemie....................................       14,400          333,948
 #Union Miniere SA.....................................       40,200        1,559,306
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $13,450,418)...................................                    14,606,285
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A.............................      105,892        1,801,905
 Den Norske Bank ASA Series A..........................      589,194        2,460,323
 Norsk Hydro ASA.......................................       31,700        1,227,893
 Norske Skogindustrier ASA Series A....................       75,000        1,301,731
                                                                       --------------
TOTAL -- NORWAY
  (Cost $7,328,963)....................................                     6,791,852
                                                                       --------------
SINGAPORE -- (0.5%)
COMMON STOCKS -- (0.5%)
 Capitaland, Ltd.......................................      517,000          423,523
 City Developments, Ltd................................      214,000          563,321
 Fraser & Neave, Ltd...................................      769,000        3,107,800
 #Keppel Corp., Ltd....................................    1,502,002        2,181,961
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $8,247,047)....................................                     6,276,605
                                                                       --------------
IRELAND -- (0.5%)
COMMON STOCKS -- (0.5%)
 Allied Irish Banks P.L.C..............................      101,193        1,052,867
 Independent News & Media P.L.C........................      504,529          831,229
 Irish Permanent P.L.C.................................       80,374          899,586
 Jefferson Smurfit Group P.L.C.........................    1,559,414        3,337,153
                                                                       --------------
TOTAL -- IRELAND
  (Cost $6,577,174)....................................                     6,120,835
                                                                       --------------
                                                            SHARES             VALUE+
                                                            ------             ------

PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
 Banco Espirito Santo e Comercial de Lisboa............       91,145   $    1,134,395
 Cimpor Cimentos de Portugal SA........................      100,653        1,691,640
 *Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................       37,200          270,801
 *Portugal Telecom SA..................................       50,082          381,617
 Sonae SGPS SA.........................................      576,000          397,128
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $4,461,068)....................................                     3,875,581
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Bayerische Hypo- Und Vereinsbank AG...................       47,110        1,501,689
 Voest-Alpine Stahl AG.................................       23,100          643,264
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,144,953
                                                                       --------------
GREECE -- (0.1%)
COMMON STOCKS -- (0.1%)
 EFG Eurobank Ergasias S.A.............................       60,097          870,659
 Hellenic Petroleum S.A................................      135,530          924,714
                                                                       --------------
TOTAL -- GREECE
  (Cost $1,568,965)....................................                     1,795,373
                                                                       --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,003,278)...................................    1,509,500        1,092,298
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $16,755)......................................                        16,366
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $2,020,033)....................................                     1,108,664
                                                                       --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency........................................                       840,369
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad...................................      691,000           83,647
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,268,386,974)++..............................                $1,219,101,205
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,270,074,630.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (95.9%)
COMMON STOCKS -- (95.1%)
 *ASK Corp., Yokohama..................................      64,000    $     36,389
 Achilles Corp.........................................     549,000         691,179
 Advan Co., Ltd........................................      36,000         430,717
 #Aica Kogyo Co., Ltd..................................     164,000       1,039,023
 *Aichi Corp...........................................      57,000          70,373
 Aichi Machine Industry Co., Ltd.......................     157,000         234,641
 Aichi Tokei Denki Co., Ltd............................      67,000         126,799
 Aida Engineering, Ltd.................................     160,000         450,958
 Aim Services Co., Ltd.................................       2,000          19,494
 Aiphone Co., Ltd......................................      27,400         333,832
 Airport Facilities Co., Ltd...........................      72,700         266,316
 Aisan Industry Co., Ltd...............................      23,000         166,266
 *#Aiwa Co., Ltd.......................................     116,300         276,779
 *Akai Electric Co., Ltd...............................     363,000           2,948
 #Akebono Brake Industry Co., Ltd......................     141,000         222,181
 Aloka Co., Ltd........................................      43,000         209,559
 Alps Logistics Co., Ltd...............................       5,000          19,088
 Altech Co., Ltd.......................................      14,000          70,503
 Amada Sonoike Co., Ltd................................     191,414         354,483
 Amatsuji Steel Ball Manufacturing Co., Ltd............      12,000          90,646
 Ando Corp.............................................     120,000         165,698
 *Ando Electronic Co., Ltd.............................      17,000          66,970
 Anest Iwata Corp......................................      74,000          88,356
 Anrakutei Co., Ltd....................................      13,000          55,964
 Aoi Advertising Promotion, Inc........................      14,000          84,717
 Aoki International Co., Ltd...........................      74,200         232,034
 Apic Yamada Corp......................................       7,000          15,067
 *#Arabian Oil Co., Ltd................................      48,300         243,235
 *#Arai-Gumi, Ltd......................................      49,300          33,637
 Araya Industrial Co., Ltd.............................      84,000          66,182
 Argo 21 Corp..........................................      13,200         229,443
 *Arisawa Manufacturing Co., Ltd.......................       8,000         136,457
 Aronkasei Co., Ltd....................................      53,000         153,254
 #Asahi Denka Kogyo KK.................................     169,000       1,000,693
 Asahi Diamond Industrial Co., Ltd.....................      68,000         293,837
 Asahi Kogyosha Co., Ltd...............................      48,000         109,945
 *Asahi Optical Co., Ltd...............................     180,000         254,395
 Asahi Organic Chemicals Industry Co., Ltd.............     259,000         618,491
 *#Asahi Soft Drinks Co., Ltd..........................      69,000         347,478
 *Asahi Tec Corp.......................................      86,000          89,412
 *Asahi Techno Glass Corp..............................      34,000          63,794
 Asanuma Corp..........................................     145,000         110,709
 Ashimori Industry Co., Ltd............................      84,000         114,624
 Asia Securities Printing Co., Ltd.....................       8,000          68,228
 *Asics Corp...........................................     333,000         256,953
 *#Atsugi Nylon Industrial Co., Ltd....................     322,000         201,388
 Aucnet, Inc...........................................      15,000         176,541
 Azel Corp., Tokyo.....................................      89,000          74,458
 Bando Chemical Industries, Ltd........................     213,000         385,808
 #Bank of Okinawa, Ltd.................................      19,300         308,040
 Bank of the Ryukyus, Ltd..............................      23,980         238,796
 *Bosch Automotive Systems Corp........................     214,000         199,893
 Bull Dog Sauce Co., Ltd...............................       9,000          50,440
 Bunka Shutter Co., Ltd................................     134,000         276,455
 *C Two-Network Co., Ltd...............................       3,000          82,362
                                                            SHARES           VALUE+
                                                            ------           ------

 #CKD Corp.............................................     113,000    $    342,353
 *CTI Engineering Co. Ltd..............................      19,000          81,793
 *Cabin Co., Ltd.......................................      67,000          44,625
 Calpis Co., Ltd.......................................     115,000         502,535
 Calsonic Corp.........................................     261,000         621,147
 Canon Aptex, Inc......................................      34,000         185,582
 Canon Electronics, Inc................................      40,000         267,066
 Canon System & Support, Inc...........................      35,000         179,100
 *Carolina Co., Ltd....................................      40,000          34,114
 Catena Corp...........................................      18,000          80,997
 Central Finance Co., Ltd..............................     180,000         570,195
 *Central Security Patrols Co., Ltd....................       5,000          28,225
 #Cesar Co.............................................      79,000          88,551
 *#Chiba Kogyo Bank, Ltd...............................      38,100         227,457
 Chino Corp............................................      70,000         112,577
 *Chisan Tokan Co., Ltd................................      64,000          36,389
 Chiyoda Co., Ltd......................................      38,000         253,095
 *#Chiyoda Corp........................................     113,000         128,497
 Chofu Seisakusho Co., Ltd.............................      25,000         302,155
 *Chori Co., Ltd.......................................     175,000         122,243
 Chuetsu Pulp and Paper Co., Ltd.......................     172,000         287,794
 Chugai Ro Co., Ltd....................................     139,000         269,836
 Chugoku Marine Paints, Ltd............................     111,000         239,823
 Chugokukogyo Co., Ltd.................................      45,000          57,385
 #Chukyo Sogo Bank, Ltd................................     118,000         423,634
 Chuo Gyorui Co., Ltd..................................      16,000          25,602
 *Chuo Paperboard Co., Ltd.............................      76,000          48,767
 Chuo Spring Co., Ltd., Nagoya.........................      99,000         299,133
 *#Clarion Co., Ltd....................................     171,000         161,117
 Cleanup Corp..........................................      71,000         429,637
 *Co-Op Chemical Co., Ltd..............................      80,000          49,384
 *Coca Cola Central Japan Co., Ltd.....................           3          17,618
 Computer Engineering & Consulting, Ltd................       8,000          80,510
 Copyer Co., Ltd.......................................      27,000          48,467
 Cosel Co., Ltd........................................      18,000         272,524
 Credia Co., Ltd.......................................      14,000         211,622
 #D'urban, Inc.........................................     114,000         125,004
 Dai Nippon Toryo, Ltd.................................     193,000         235,145
 Dai-Dan Co., Ltd......................................      80,000         295,657
 Daido Kogyo Co., Ltd..................................      60,000          85,286
 Daido Steel Sheet Corp................................      84,000          93,473
 #Daidoh, Ltd..........................................      54,000         257,465
 Daihen Corp...........................................     205,000         243,105
 Daiho Corp............................................      96,000         118,523
 Daiichi Cement Co., Ltd...............................      33,000          49,319
 Dai-Ichi Jitsugyo Co., Ltd............................      80,000         107,866
 *#Dai-Ichi Katei Denki Co., Ltd.......................      91,000          23,653
 Dai-Ichi Kogyo Seiyaku Co., Ltd.......................      47,000          80,168
 Daiken Corp...........................................     195,000         508,424
 #Daiki Co., Ltd.......................................      31,000         264,637
 Daiko Shoken Business Co., Ltd........................       6,000          17,593
 *#Daikyo, Inc.........................................     268,000         215,505
 #Daimei Telecom Engineering Corp......................      66,000         247,669
 Dainichi Co., Ltd.....................................       3,200           9,877
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................     163,000         492,512
 Dainippon Shigyo Co., Ltd.............................      16,000          69,528
 Daiseki Co., Ltd......................................      24,000         389,682

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Daiso Co., Ltd........................................     112,000    $    211,053
 *#Daisue Construction Co., Ltd........................      92,500          43,577
 Daisyo Corp...........................................      24,000         228,078
 Daito Woolen Spinning & Weaving Co., Ltd., Tokyo......      42,000          25,586
 Daiwa Industries, Ltd.................................      76,000         190,747
 Daiwa Kosho Lease Co., Ltd............................     101,000         244,469
 *Daiwa Seiko, Inc.....................................     145,000         109,531
 *Daiwabo Co., Ltd.....................................     262,000         195,783
 Daiwabo Information System Co., Ltd...................      22,000         145,635
 *#Dantani Corp........................................      68,000          22,645
 Danto Corp............................................      42,000         157,608
 Denki Kogyo Co., Ltd..................................      59,000         253,989
 Denyo Co., Ltd........................................      38,000         172,846
 #Deodeo Corp..........................................      71,600         329,748
 *Descente, Ltd........................................     133,000         216,057
 *Dia Kensetsu Co., Ltd................................      31,000          46,079
 Diamond Computer Service Co., Ltd.....................       8,000          46,655
 *Dijet Industrial Co., Ltd............................      34,000          40,320
 Doshisha Co., Ltd.....................................      15,000         165,332
 Dynic Corp............................................      52,000          66,312
 Eagle Industry Co., Ltd...............................      43,000         126,085
 *Eco-Tech Construction Co., Ltd.......................      68,000          35,901
 #Eiden Co., Ltd.......................................      40,000         169,921
 Eiken Chemical Co., Ltd...............................       9,000          74,272
 *Elna Co., Ltd........................................       5,000          12,427
 Enplas Corp...........................................      18,000         341,386
 *Enshu, Ltd...........................................      69,000          58,847
 *Ensuiko Sugar Refining Co., Ltd......................      23,000          42,034
 Exedy Corp............................................      71,000         320,065
 *FDK Corp.............................................      73,000         192,112
 *First Baking Co., Ltd................................      67,000          92,515
 Fontaine Co., Ltd.....................................       5,000          56,451
 Foster Electric Co., Ltd..............................      32,000          86,033
 France Bed Co., Ltd...................................     193,000         470,289
 *Fudo Construction Co., Ltd...........................     201,000         156,731
 Fuji Denki Reiki Co., Ltd.............................      81,800         235,868
 Fuji Kiko Co., Ltd....................................      51,000          78,292
 *Fuji Kisen Kaisha, Ltd...............................       8,000           9,097
 *Fuji Kosan Co., Ltd..................................     130,000          89,753
 Fuji Kyuko Co., Ltd...................................     107,000         371,106
 *#Fuji Spinning Co., Ltd., Tokyo......................     163,000          70,170
 Fujicco Co., Ltd......................................      42,000         403,913
 *Fujii & Co., Ltd.....................................      44,000             357
 *Fujiko Co., Ltd......................................      55,000             893
 Fujikura Kasei Co., Ltd...............................      15,000          54,217
 #Fujirebio, Inc.......................................      75,000         666,446
 Fujitec Co., Ltd......................................      82,000         286,397
 Fujitsu Business Systems, Ltd.........................      32,500         285,098
 Fujitsu Denso, Ltd....................................      36,000         221,353
 Fujitsu Devices, Inc..................................      14,000          93,132
 Fujitsu Kiden, Ltd....................................      16,000          51,334
 Fujiya Co., Ltd.......................................     190,000         307,109
 Fukuda Corp...........................................      65,000         172,642
 #Fukushima Bank, Ltd..................................     117,000         205,270
 *Fukusuke Corp........................................      95,000          62,502
 *Furukawa Battery Co., Ltd............................      45,000          80,778
 Furukawa Co., Ltd.....................................     208,000         199,357
 Fuso Lexel Inc........................................       8,000          38,923
 Fuso Pharmaceutical Industries, Ltd...................      78,000         300,936
 *Ga-jo-en Kanko KK....................................      37,000               0
 *Gakken Co., Ltd......................................     158,000         178,385
                                                            SHARES           VALUE+
                                                            ------           ------

 Gastec Service, Inc...................................      41,000    $    184,826
 Genki Sushi Co., Ltd..................................       3,000          31,678
 Geostar Corp..........................................      10,000          52,227
 Godo Shusei Co., Ltd..................................      74,000         143,052
 *Godo Steel, Ltd......................................     245,000         167,160
 *Goldwin, Inc.........................................      47,000          60,317
 Gourmet Kineya Co., Ltd...............................      31,000         214,026
 *Graphtec Corp........................................      39,000          29,460
 Gun-Ei Chemical Industry Co., Ltd.....................     164,000         203,808
 *#Gunze Sangyo, Inc., Tokyo...........................      90,000         192,989
 Hac Kimisawa Co., Ltd.................................      41,000         270,745
 *Hakone Tozan Railway Co., Ltd........................      52,000         139,381
 *Hakuto Co., Ltd......................................      21,000         301,058
 Hakuyosha Co., Ltd....................................      57,000         160,654
 *Hanwa Co., Ltd.......................................     405,000         437,515
 #Happinet Corp........................................      15,000         150,468
 Harashin Co., Ltd.....................................       8,000          52,958
 Harima Chemicals, Inc.................................      37,000         100,678
 Harumoto Corp.........................................      32,000          55,103
 Hayashikane Sangyo Co., Ltd...........................     128,000         122,681
 Heiwado Co., Ltd......................................      49,000         363,772
 #Hibiya Engineering, Ltd..............................      60,000         326,522
 *#Hikari Tsushin, Inc.................................      32,000         287,210
 *Hirabo Corp..........................................      79,000          44,275
 Hisaka Works, Ltd.....................................      48,000         184,802
 Hitachi Electronics Engineering Co., Ltd..............      13,000          36,957
 Hitachi Kiden Kogyo, Ltd..............................      20,000          67,416
 Hitachi Koki Co., Ltd.................................     177,000         531,939
 Hitachi Medical Corp..................................      28,000         260,860
 Hitachi Metals Techno, Ltd............................      12,000          32,262
 Hitachi Plant Engineering & Construction Co., Ltd.....     204,000         614,739
 #Hitachi Powdered Metal Co., Ltd......................      46,000         227,168
 *#Hitachi Seiki Co., Ltd..............................     141,000          91,621
 Hitachi Tool Engineering, Ltd.........................      30,000         109,653
 Hochiki Corp..........................................      42,000         118,376
 *Hodogaya Chemical Co., Ltd...........................     100,000         125,086
 *Hohsui Corp..........................................      56,000          36,389
 Hokkai Can Co., Ltd., Tokyo...........................     116,000         232,724
 *Hokkaido Bank, Ltd...................................     329,000         285,934
 Hokkaido Coca Cola Bottling Co., Ltd..................      26,000         168,947
 Hokkaido Gas Co., Ltd.................................      87,000         175,956
 Hokko Chemical Industry Co., Ltd......................      41,000         106,899
 *Hoko Fishing Co., Ltd................................      79,000          35,934
 *Hokuriku Electric Industry Co., Ltd..................     112,000          81,874
 Hokuriku Electrical Construction Co., Ltd.............      36,000         103,512
 Hokuriku Gas Co., Ltd.................................      26,000          69,691
 *Hokushin Co., Ltd....................................      39,900          37,270
 Homac Corp............................................      60,000         336,269
 Honen Corp............................................     128,000         195,458
 Honshu Chemical Industry Co., Ltd.....................       3,000          14,109
 #Horiba, Ltd..........................................      54,000         386,417
 #Hosokawa Micron Corp.................................      40,000         174,145
 *Howa Machinery, Ltd..................................     181,000         105,852
 I-Net Corp............................................       5,000          23,880
 ISE Chemicals Corp....................................      17,000          49,985
 *Ichida and Co., Ltd..................................      78,000          15,839
 Ichikawa Co., Ltd.....................................      49,000         115,420
 Ichiken Co., Ltd......................................      48,000          36,648
 Ichikoh Industries, Ltd...............................     141,000         218,745

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ichiyoshi Securities Co., Ltd.........................      36,000    $    116,963
 Idec Izumi Corp.......................................      60,000         316,775
 Ihara Chemical Industry Co., Ltd......................      80,000         143,605
 Iino Kaiun Kaisha, Ltd................................     161,000         226,234
 *#Ikegami Tsushinki Co., Ltd..........................     102,000          96,105
 Impact 21 Co., Ltd....................................      19,000         209,884
 Inaba Denki Sangyo Co., Ltd...........................      38,000         439,830
 Inaba Seisa Kusho Co., Ltd............................      12,000         168,719
 #Inabata and Co., Ltd., Osaka.........................      85,000         393,532
 Inageya Co., Ltd......................................      77,000         447,806
 Intec, Inc............................................      35,000         258,700
 *Inui Steamship Co., Ltd..............................      31,000          13,849
 *Iseki & Co., Ltd.....................................     322,000         154,310
 Ishii Hyoki Co., Ltd..................................       3,000          75,539
 #Ishii Iron Works Co., Ltd............................      52,000         178,661
 *Ishikawa Seisakusho, Ltd.............................      75,000          51,781
 Ishikawajima Transport Machinery Co., Ltd.............      16,000          33,789
 Ishizuka Glass Co., Ltd...............................      49,000          66,864
 Itochu Fuel Corp......................................     192,000       1,043,311
 *Itochu Warehouse Co., Ltd............................      15,000          19,494
 Itoki Crebio Corp.....................................      56,000         110,985
 Iuchi Seieido Co., Ltd................................      17,000         197,457
 Iwasaki Electric Co., Ltd.............................     110,000         285,016
 Iwatsu Electric Co., Ltd..............................     145,000         202,574
 *Izukyu Corp..........................................       5,000          63,761
 #Izumiya Co., Ltd.....................................     128,000         453,297
 *#Izutsuya Co., Ltd...................................     123,000         207,805
 JMS Co., Ltd..........................................      59,000         155,748
 *Jac Holdings Co., Ltd................................       5,000          31,881
 Jaccs Co., Ltd........................................      84,000         247,669
 Jamco Corp............................................      18,000          52,633
 *Janome Sewing Machine Co., Ltd.......................     224,000         123,721
 Japan Aircraft Manufacturing Co., Ltd.................      70,000         126,223
 Japan Aviation Electronics Industry, Ltd..............     130,000         543,797
 #Japan Business Computer Co., Ltd.....................      34,000         447,384
 Japan Carlit Co., Ltd.................................      28,000         176,257
 *Japan Coated Paper Manufacturing Co., Ltd............     132,000          46,103
 Japan Digital Laboratory Co., Ltd.....................      28,100         253,347
 Japan Foundation Engineering Co., Ltd.................      49,200         168,242
 Japan Information Processing Service Co., Ltd.........      26,000         239,693
 Japan Kenzai Co., Ltd.................................       4,000          16,570
 Japan Maintenance Co., Ltd............................      27,000          84,433
 *Japan Metals & Chemicals Co., Ltd....................     201,000          78,365
 Japan Oil Transportation Co., Ltd.....................      45,000          73,833
 *Japan Paperboard Industries Co., Ltd., Tokyo.........     127,000         155,764
 Japan Pulp and Paper Co., Ltd.........................      99,000         292,700
 *#Japan Steel Works, Ltd..............................     546,000         545,487
 #Japan Storage Battery Co., Ltd.......................      63,000         134,581
 Japan Transcity Corp..................................      90,000         165,210
 Japan Vilene Co., Ltd.................................     101,000         185,403
 Japan Wool Textile Co., Ltd...........................     138,000         612,010
 Jastec Co., Ltd.......................................       5,000         140,112
 #Jeans Mate Corp......................................       9,800          77,212
 #Jeol, Ltd............................................      97,000         464,059
 Jidosha Denki Kogyo Co., Ltd..........................      10,000          15,433
 Joban Kosan Co., Ltd..................................     101,000         127,157
                                                            SHARES           VALUE+
                                                            ------           ------

 Joint Corp............................................       5,000    $    148,235
 #Joshin Denki Co., Ltd................................      98,000         131,340
 Jsp Corp..............................................      16,000          72,777
 *#Jujiya Co., Ltd.....................................     161,000          70,616
 Juken Sangyo Co., Ltd.................................      86,000         573,493
 #Juki Corp............................................     153,000         223,692
 K.R.S. Corp...........................................       8,000          73,589
 KTK Telecommunications Engineering Co., Ltd...........      43,050         185,326
 Kabuki-Za Co., Ltd....................................       5,000         161,637
 #Kaga Electronics Co., Ltd............................      33,000         354,350
 Kagawa Bank, Ltd......................................      68,350         349,756
 Kahma Co., Ltd........................................      46,000         212,970
 *Kakuei (L.) Corp.....................................     100,000             812
 Kameda Seika..........................................       9,000          37,355
 Kamei Corp............................................      59,000         265,011
 Kanaden Corp..........................................      50,000         164,886
 Kanagawa Chuo Kotsu Co., Ltd..........................      90,000         421,067
 #Kanamoto Co., Ltd....................................      43,000         159,265
 *#Kanematsu Corp......................................     402,500         624,433
 Kanematsu Electronics, Ltd............................      38,000         215,748
 *Kanematsu-NNK Corp...................................      60,000          92,108
 Kanto Auto Works, Ltd., Yokosuka......................      78,000         481,498
 Kanto Bank, Ltd.......................................      19,100         180,736
 #Kanto Denka Kogyo Co., Ltd...........................      83,000         180,001
 Kanto Natural Gas Development Co., Ltd................     104,000         425,746
 *Kanto Special Steel Works, Ltd.......................      84,000          34,797
 *Kasai Kogyo Co., Ltd.................................      28,000          40,027
 Kasei (C.I.) Co., Ltd.................................      46,000         158,794
 Kasumi Co., Ltd.......................................     132,000         399,916
 Katakura Chikkarin Co., Ltd...........................      17,000          44,876
 #Katakura Industries Co., Ltd.........................      49,000         299,694
 Kato Sangyo Co., Ltd..................................      17,000          77,326
 Kato Spring Works Co., Ltd............................       8,000           9,812
 Kato Works Co., Ltd...................................      82,000          87,917
 Katsumura Construction Co., Ltd.......................      48,600          44,212
 Kawada Industries, Inc................................      76,000         121,609
 Kawai Musical Instruments Manufacturing Co., Ltd......      99,000          89,257
 *Kawashima Textile Manufacturers, Ltd.................     126,000         130,999
 *Kawasho Corp.........................................     222,000         187,531
 Kawasho Gecoss Corp...................................      52,000         131,356
 Kawasumi Laboratories, Inc............................      11,000         115,525
 Kayaba Industry Co., Ltd..............................     321,000         508,424
 Keihin Co., Ltd.......................................     100,000         119,400
 Keiyo Co., Ltd........................................     104,900         592,171
 #Kentucky Fried Chicken Japan, Ltd....................      10,000         207,122
 *Kenwood Corp.........................................     201,000         143,670
 Key Coffee, Inc.......................................      33,000         397,236
 *Kibun Food Chemifa Co., Ltd..........................       8,000          33,529
 *Kimmon Manufacturing Co., Ltd........................      41,000          39,296
 Kimura Chemical Plants Co., Ltd.......................      27,000          35,308
 *Kinki Nippon Tourist Co., Ltd........................     133,000         265,750
 *Kinki Sharyo Co., Ltd., Nagaokakyo...................     101,000          72,192
 Kinseki, Ltd..........................................      56,000         250,626
 *#Kinsho-Mataichi Corp................................      42,000          35,820
 *Kinugawa Rubber Industrial Co., Ltd..................      83,000          45,843
 Kioritz Corp..........................................      96,000         107,606
 Kishu Paper Co., Ltd..................................     125,000         155,342
 Kitagawa Iron Works Co., Ltd..........................     124,000         118,848

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
                                                            SHARES           VALUE+
                                                            ------           ------
 Kita-Nippon Bank, Ltd.................................       6,806    $    291,885
 Kitano Construction Corp..............................     116,000         160,175
 Kitz Corp.............................................     234,000         300,303
 Koa Corp..............................................      38,000         324,085
 Koatsu Gas Kogyo Co., Ltd.............................      78,000         205,270
 *Kobayashi Yoko Co., Ltd..............................       6,000          80,412
 Koito Industries, Ltd.................................       8,000          18,519
 *Kokune Corp..........................................      42,000          19,445
 Kokusai Kogyo Co., Ltd................................      60,000         227,591
 Komai Tekko, Inc......................................      53,000         115,371
 *Komatsu Construction Co., Ltd........................      29,000          27,795
 *Komatsu Electronics Metals Co., Ltd..................      13,000          43,081
 Komatsu Forklift Co., Ltd.............................     153,000         190,138
 Komatsu Seiren Co., Ltd...............................      75,000         162,652
 Komatsu Wall Industry Co., Ltd........................      14,000         134,865
 Komatsu Zenoah Co.....................................      73,000         152,978
 Konaka Co., Ltd.......................................      27,000         164,699
 Kondotec, Inc.........................................       1,500           6,104
 Konishi Co., Ltd......................................      28,000         231,749
 Kosaido Co., Ltd......................................      34,000         301,294
 *Kosei Securities Co., Ltd............................     137,000         152,450
 Krosaki Corp..........................................      96,000          94,350
 Kumiai Chemical Industry Co., Ltd., Tokyo.............     153,000         201,323
 Kurabo Industries, Ltd................................     374,000         610,596
 Kurimoto, Ltd.........................................     204,000         444,070
 Kuroda Electric Co., Ltd..............................      18,000         241,968
 *Kyoden Co., Ltd......................................      17,000          47,224
 Kyodo Printing Co., Ltd...............................     132,000         379,545
 Kyodo Shiryo Co., Ltd.................................     145,000         114,242
 Kyoei Sangyo Co., Ltd.................................      44,000          95,065
 Kyoei Tanker Co., Ltd.................................      53,000          50,798
 Kyokuto Boeki Kaisha, Ltd.............................      36,000          88,015
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................      38,300         209,363
 Kyokuyo Co., Ltd......................................     167,000         191,259
 Kyoritsu Maintenance Co., Ltd.........................       3,000          72,736
 Kyosan Electric Manufacturing Co., Ltd................      94,000         180,188
 *Kyowa Electronic Instruments Co., Ltd................      30,000          57,020
 Kyowa Leather Cloth Co., Ltd..........................      32,000         125,540
 #Kyudenko Corp........................................     122,000         436,013
 *#Kyushu Bank, Ltd....................................     192,000         394,556
 #Laox Co., Ltd........................................      21,000          43,837
 #Life Corp............................................      83,000         588,544
 *Lonseal Corp.........................................      18,000          11,404
 #MR Max Corp..........................................      56,300         133,987
 Maeda Road Construction Co., Ltd......................      88,000         319,504
 Maezawa Industries, Inc...............................      27,700         166,719
 Maezawa Kaisei Industries Co., Ltd....................      20,600         218,356
 Maezawa Kyuso Industries Co., Ltd.....................      10,000          60,106
 Magara Construction Co., Ltd..........................      61,000          56,979
 #Makino Milling Machine Co., Ltd......................      82,000         254,427
 *Mamiya-Op Co., Ltd...................................      26,000          29,777
 Mars Engineering Corp.................................       7,000         150,956
 Marubun Corp..........................................      37,800         236,719
 *Marudai Food Co., Ltd................................     232,000         229,898
 *Maruei Department Store Co., Ltd.....................      72,000          90,062
 #Maruetsu, Inc........................................     189,000         511,202
 Maruha Corp...........................................     434,000         433,592
 #Marusan Securities Co., Ltd..........................     117,000         364,925
 Maruwa Co., Ltd.......................................      13,000         188,059
                                                            SHARES           VALUE+
                                                            ------           ------

 *Maruwn Corp..........................................      44,000    $     67,546
 Maruyama Manufacturing Co., Inc.......................      73,000          74,710
 *#Maruzen Co., Ltd....................................     179,000         456,530
 Maruzen Co., Ltd......................................       5,000          14,214
 Maruzen Showa Unyu Co., Ltd...........................     175,000         321,243
 #Maspro Denkoh Corp...................................      27,000         269,746
 Matsuda Sangyo Co., Ltd...............................      19,000         183,494
 Matsui Construction Co., Ltd..........................      40,000         101,043
 Matsuo Bridge Co., Ltd................................      37,000          59,806
 Matsuya Co., Ltd......................................      74,000         248,839
 Matsuya Foods Co., Ltd................................      16,000         296,307
 Matsuzakaya Co., Ltd..................................     123,000         292,725
 Meiden Engineering Co., Ltd...........................      31,000         148,308
 *#Meidensha Corp......................................     296,000         564,997
 Meiji Shipping Co., Ltd...............................      47,000          61,081
 Meiko National Securities Co., Ltd....................      99,000         236,412
 *Meisei Industrial Co., Ltd...........................      29,000          47,817
 Meito Sangyo Co., Ltd.................................      38,000         534,895
 Meito Transportation Co., Ltd.........................       5,000          49,141
 *Meiwa Estate Co., Ltd................................      22,000         236,054
 *Meiwa Trading Co., Ltd...............................      55,000          98,282
 Melco, Inc............................................      10,000          93,002
 Mercian Corp..........................................     212,000         416,714
 *Milbon Co., Ltd......................................       8,000         190,390
 #Mimasu Semiconductor Industry Co., Ltd...............      30,000         354,057
 Miroku Jyoho Service Co., Ltd.........................       3,000          14,352
 #Misawa Homes Co., Ltd................................     190,000         452,176
 Misawa Resort Co., Ltd................................      40,000          66,604
 *Misawavan Corp.......................................      43,000          94,302
 Mito Securities Co., Ltd..............................      35,000          85,001
 Mitsuba Corp..........................................      67,000         244,347
 #Mitsubishi Cable Industries, Ltd.....................     270,000         350,889
 *Mitsubishi Kakoki Kaisha, Ltd........................     117,000         142,549
 Mitsubishi Pencil Co., Ltd............................      61,000         357,729
 Mitsubishi Plastics, Inc..............................     310,000         417,981
 *Mitsubishi Shindoh Co., Ltd..........................      82,000          84,587
 Mitsubishi Steel Manufacturing Co., Ltd...............     253,000         180,838
 Mitsuboshi Belting, Ltd...............................     153,000         366,606
 *#Mitsui Construction Co., Ltd........................     157,000          86,715
 *Mitsui High-Tec, Inc.................................      38,000         306,184
 Mitsui Home Co., Ltd..................................      97,000         309,636
 Mitsui Matsushima Co., Ltd............................      90,000          97,226
 *Mitsui Mining Co., Ltd...............................     225,000         155,342
 Mitsui Sugar Co., Ltd.................................     116,000         191,267
 Mitsui-Soko Co., Ltd..................................     204,000         430,814
 Mitsumura Printing Co., Ltd...........................      23,000          53,243
 Mitsuuroko Co., Ltd...................................      76,000         422,854
 Miura Co., Ltd........................................      31,000         438,124
 Miura Printing Corp...................................      16,000          52,893
 Miyaji Iron Works Co. Ltd.............................      90,000         133,046
 Miyoshi Oil & Fat Co., Ltd............................     120,000         219,306
 Miyuki Keori Co., Ltd.................................      50,000         155,139
 Mizuno Corp...........................................     120,000         314,826
 Mkc-Stat Corp.........................................      41,000         361,327
 Morinaga & Co., Ltd...................................     220,000         398,487
 Morishita Jinton Co., Ltd.............................       8,800         110,790
 Morita Corp...........................................      72,000         201,177
 Moritex Corp..........................................       4,000          46,623
 Morozoff, Ltd., Osaka.................................      50,000          81,631
 Mory Industries, Inc..................................      66,000          91,134

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
                                                            SHARES           VALUE+
                                                            ------           ------
 #Mos Food Services, Inc...............................      47,000    $    307,313
 *Mutoh Industries, Ltd................................      61,000         101,076
 Mutow Co., Ltd........................................      38,000         144,758
 Mycal Hokkaido Corp...................................      26,000         152,052
 Myojo Foods Co., Ltd..................................      25,000          40,612
 NAC Co., Ltd..........................................      13,000          79,722
 NOF Corp..............................................      54,000         112,723
 *Nabco, Ltd...........................................     120,000         127,685
 Nachi-Fujikoshi Corp..................................     433,000         509,967
 Nagano Bank, Ltd......................................     122,000         422,139
 Nagano Japan Radio Co., Ltd...........................       6,000          13,889
 Nagatanien Co., Ltd...................................      56,000         341,143
 Naigai Clothes Co., Ltd...............................      30,000          73,346
 *Naigai Co., Ltd......................................     109,000          85,879
 Nakabayashi Co., Ltd..................................      92,000         165,893
 Nakamuraya Co., Ltd...................................      85,000         180,196
 *#Nakano Corp.........................................      66,000          29,484
 Nakayama Steel Works, Ltd.............................     206,000         195,767
 Nemic-Lambda KK.......................................       7,484          55,378
 Neturen Co., Ltd., Tokyo..............................      67,000         168,159
 Nichia Steel Works, Ltd...............................      64,900         170,268
 #Nichias Corp.........................................     237,000         442,754
 Nichiban Co., Ltd.....................................      58,000         140,388
 *Nichiboshin, Ltd.....................................       1,190             967
 Nichiha Corp..........................................      52,980         486,700
 *Nichimen Corp........................................     190,000         169,759
 Nichimen Infinity, Inc................................      15,000         166,307
 Nichimo Co., Ltd......................................      54,000          65,792
 *Nichimo Corp.........................................      85,000          40,044
 Nichireki Co., Ltd....................................      44,000         168,329
 Nichiro Corp..........................................     289,000         394,361
 Nidec Tosok Corp......................................       3,000          16,570
 Nihon Dempa Kogyo Co., Ltd............................      18,000         298,987
 Nihon Inter Electronics Corp..........................      11,000          12,330
 *Nihon Kentetsu Co., Ltd..............................      27,000          39,036
 Nihon Kohden Corp.....................................      85,000         249,927
 Nihon Matai Co., Ltd..................................      50,000          80,006
 Nihon Nohyaku Co., Ltd................................     103,000         140,551
 Nihon Nosan Kogyo KK..................................     201,000         267,748
 Nihon Parkerizing Co., Ltd............................      92,000         242,861
 *Nihon Shokuh Kako Co., Ltd...........................       4,000           9,260
 *Nihon Spindle Manufacturing Co., Ltd.................      56,000          70,958
 Nihon Tokushu Toryo Co., Ltd..........................      35,000          62,543
 *#Niigata Engineering Co., Ltd........................     142,000           2,307
 *Nikken Chemicals Co., Ltd............................     130,000         326,278
 Nikkiso Co., Ltd......................................     107,000         497,995
 Nikko Co., Ltd., Akashi...............................      65,000         147,828
 *Nippei Toyama Corp...................................      34,000          53,852
 Nippon Beet Sugar Manufacturing Co., Ltd..............     265,000         333,629
 *Nippon Carbide Industries Co., Inc., Tokyo...........     101,000          69,731
 *Nippon Carbon Co., Ltd...............................     177,000         162,457
 #Nippon Ceramic Co., Ltd..............................      20,000         250,659
 #Nippon Chemical Industrial Co., Ltd..................     131,000         221,320
 Nippon Chemi-Con Corp.................................     113,000         345,106
 *Nippon Chemiphar Co., Ltd............................      49,000         113,430
 Nippon Chutetsukan KK.................................      44,000          60,756
 *Nippon Columbia Co., Ltd.............................      99,000         112,577
 *Nippon Concrete Industries Co., Ltd..................      65,000          53,852
 Nippon Conlux Co., Ltd................................      63,000         267,115
 *Nippon Conveyor Co., Ltd.............................      43,000          21,305
                                                            SHARES           VALUE+
                                                            ------           ------

 Nippon Denko Co., Ltd.................................     159,000    $    249,253
 Nippon Densetsu Kogyo Co., Ltd........................     118,000         431,302
 Nippon Denwa Shisetu Co., Ltd.........................      90,000         248,547
 Nippon Felt Co., Ltd..................................      28,000          85,058
 Nippon Fine Chemical Co., Ltd.........................      40,000         118,263
 Nippon Flour Mills Co., Ltd...........................     147,000         329,544
 Nippon Formula Feed Manufacturing Co., Ltd............     100,000          99,906
 Nippon Gas Co., Ltd...................................      62,000         376,183
 *Nippon Hume Pipe Co., Ltd............................      43,000          47,151
 *Nippon Kasei Chemical Co., Ltd.......................     154,000         206,391
 *Nippon Kinzoku Co., Ltd..............................      93,000          55,143
 Nippon Koei Co., Ltd., Tokyo..........................     146,000         319,001
 Nippon Kokan Koji Corp................................      14,000          41,506
 #Nippon Konpo Unyu Soko Co., Ltd......................      59,000         400,631
 *Nippon Koshuha Steel Co., Ltd........................     151,000          69,910
 *Nippon Lace Co., Ltd.................................      26,000           8,870
 *Nippon Light Metal Co., Ltd..........................     243,000         181,585
 *Nippon Metal Industry Co., Ltd.......................     282,000         162,628
 Nippon Pipe Manufacturing Co., Ltd....................      35,000          84,717
 *Nippon Piston Ring Co., Ltd..........................     133,000          86,423
 Nippon Road Co., Ltd..................................     147,000         192,234
 Nippon Seiki Co., Ltd.................................      38,000         125,004
 Nippon Seisen Co., Ltd................................      39,000          82,678
 Nippon Sharyo, Ltd....................................     215,000         321,324
 Nippon Shinyaku Co., Ltd..............................      59,000         302,390
 Nippon Signal Co., Ltd................................     109,000         297,476
 Nippon Soda Co., Ltd..................................     129,000         356,250
 *Nippon Steel Chemical Co., Ltd.......................     241,000         281,881
 Nippon Suisan Kaisha, Ltd.............................     246,000         421,603
 Nippon Synthetic Chemical Industry Co., Ltd...........     152,000         160,499
 Nippon Systemware Co., Ltd............................       6,000         239,287
 Nippon Thompson Co., Ltd..............................      54,000         284,220
 Nippon Tungsten Co., Ltd..............................       3,000           5,215
 Nippon Typewriter Co., Ltd............................      11,000          27,698
 *Nippon Valqua Industries, Ltd........................     119,000         132,420
 *Nippon Yakin Kogyo Co., Ltd..........................     243,000          86,845
 Nippon Yusoki Co., Ltd................................      49,000         100,296
 Nishimatsuya Chain Co., Ltd...........................      17,000         329,324
 *Nissan Construction Co., Ltd.........................     128,000          39,508
 *#Nissan Diesel Motor Co., Ltd........................     284,000         219,143
 Nissan Shatai Co., Ltd................................     251,000         379,204
 *Nisseki House Industry Co., Ltd......................     260,000          76,026
 Nissha Printing Co., Ltd..............................      81,000         406,593
 #Nisshin Fire & Marine Insurance Co., Ltd.............     133,000         264,670
 Nisshin Oil Mills, Ltd................................     122,000         351,783
 Nissin Corp...........................................     150,000         248,547
 Nissin Electric Co., Ltd..............................     187,000         294,666
 Nissin Kogyo Co., Ltd.................................       6,000         175,445
 Nissin Sugar Manufacturing Co., Ltd...................      48,000          58,871
 Nissui Pharmaceutical Co., Ltd........................      13,000          62,510
 Nitsuko Corp..........................................      75,000         266,822
 Nitta Corp............................................      42,000         310,440
 Nittetsu Mining Co., Ltd..............................     147,000         260,292
 #Nitto Boseki Co., Ltd................................     364,000         351,832
 #Nitto Construction Co., Ltd..........................      19,000          60,805
 Nitto Electric Works, Ltd.............................      67,000         463,117
 Nitto Flour Milling Co., Ltd..........................      54,000         102,197
 *Nitto Kohki Co., Ltd.................................      21,000         285,877
 Nitto Seiko Co., Ltd..................................      56,000          81,419

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
                                                            SHARES           VALUE+
                                                            ------           ------
 *Nitto Seimo Co., Ltd.................................      32,000    $     14,555
 #Nittoc Construction Co., Ltd.........................      61,000         139,227
 Noda Corp.............................................       1,300           4,403
 Nohmi Bosai, Ltd......................................      59,000         274,116
 Nomura Co., Ltd.......................................       6,000          19,055
 O-M, Ltd..............................................      46,000          38,110
 *OKK Corp.............................................     101,000          66,450
 OSG Corp..............................................      87,000         283,368
 Obayashi Road Corp....................................      65,000         111,927
 *Odakyu Construction Co., Ltd.........................      29,000          53,706
 Odakyu Real Estate Co., Ltd...........................      58,000         114,007
 Ohki Corp.............................................      73,000         118,588
 *Ohkura Electric Co., Ltd.............................      34,000             828
 Ohtsu Tire & Rubber Co., Ltd..........................     126,000         153,514
 Oiles Corp............................................      30,000         419,118
 Okabe Co., Ltd........................................      39,000          96,616
 Okamoto Industries, Inc...............................     212,000         456,319
 Oki Electric Cable Co., Ltd...........................      56,000          90,516
 Okinawa Electric Power Co., Ltd.......................      10,000         168,135
 Okuma and Howa Machinery, Ltd.........................      69,000          54,924
 Okuma Corp............................................     113,000         195,499
 *Okura and Co., Ltd...................................     128,000               0
 Okura Industrial Co., Ltd.............................      96,000         269,015
 Olympic Corp..........................................      20,000         287,534
 *Ono Sokki Co., Ltd...................................      43,000          75,092
 *Optec Dai-Ichi Denko Co., Ltd........................     192,333          84,360
 Organo Corp...........................................     101,000         397,057
 *Orient Watch Co., Ltd................................      12,000          14,133
 Oriental Construction Co., Ltd........................      39,000         128,294
 Oriental Yeast Co., Ltd...............................      16,000          80,185
 Origin Electric Co., Ltd..............................      54,000         166,672
 Osaka Oxygen Industries, Ltd..........................     190,000         200,624
 Osaka Securities Finance Co., Ltd.....................      54,000          81,143
 Osaka Steel Co., Ltd..................................      62,000         251,796
 Osaki Electric Co., Ltd...............................      56,000         224,699
 #Oyo Corp.............................................      47,000         502,389
 P.S.C. Corp...........................................      35,000         114,851
 PCA Corp..............................................       3,000          23,149
 Pacific Industrial Co., Ltd...........................      78,000         205,904
 *Pacific Metals Co., Ltd..............................     299,000         199,146
 #Parco Co., Ltd.......................................      82,000         346,341
 *Pasco Corp...........................................     111,500         249,054
 #Penta-Ocean Construction Co., Ltd....................      72,000          78,950
 #Pigeon Corp..........................................      37,000         471,833
 Pilot Corp............................................      32,000         160,110
 *Pocket Card Co., Ltd.................................      26,000         267,569
 *Pokka Corp...........................................      48,000         109,166
 Poplar Co., Ltd.......................................       3,000          33,140
 *Press Kogyo Co., Ltd.................................     143,000          72,014
 *Prima Meat Packers, Ltd..............................     230,000         115,826
 Pulstec Industrial Co., Ltd...........................       7,200          28,539
 Q'Sai Co., Ltd........................................      28,000         114,396
 #RIGHT ON Co., Ltd....................................      14,000         112,122
 Raito Kogyo Co., Ltd..................................      84,900         289,630
 Rasa Industries, Ltd..................................     119,000         184,615
 Renown Look, Inc......................................      50,000          64,980
 *#Renown, Inc.........................................     402,000         218,770
 Rheon Automatic Machinery Co., Ltd....................      40,000         120,537
 Rhythm Watch Co., Ltd.................................     344,000         357,647
 Ricoh Elemex Corp.....................................      11,000          41,636
 #Ricoh Leasing Co., Ltd...............................       4,000          61,146
 Riken Corp............................................     193,000         487,533
                                                            SHARES           VALUE+
                                                            ------           ------

 Riken Keiki Co., Ltd..................................      33,000    $    119,010
 Riken Vinyl Industry Co., Ltd.........................     123,000         319,699
 Riken Vitamin Co., Ltd................................      16,000         211,833
 #Ringer Hut Co., Ltd..................................      26,000         223,854
 Rock Field Co., Ltd...................................      11,000         268,934
 Roland Corp...........................................      15,400         165,488
 Royal Co., Ltd........................................      62,000         532,800
 *Ryobi, Ltd...........................................     238,000         286,105
 Ryoden Trading Co., Ltd...............................      80,000         207,285
 Ryoyo Electro Corp....................................      45,000         397,309
 *S Foods, Inc.........................................      28,000         138,049
 S.T. Chemical Co., Ltd................................      48,000         239,774
 SMK Corp..............................................     127,000         342,475
 SPC Electronic Corp...................................      29,000         190,561
 SRL, Inc..............................................      23,000         246,597
 SXL Corp..............................................     148,000         199,552
 Saeki Kensetsu Kogyo Co., Ltd.........................      71,000          70,357
 #Sagami Chain Co., Ltd................................      37,000         292,115
 Sagami Co., Ltd.......................................      60,000         156,438
 Sailor Pen Co., Ltd...................................      16,000          27,421
 Sakai Chemical Industry Co., Ltd......................      92,000         315,346
 Sakai Heavy Industries, Ltd...........................      60,000         104,779
 *Sakai Ovex Co., Ltd..................................      85,000          48,329
 Sakata Inx Corp.......................................      92,000         197,278
 *Sakurada Co., Ltd....................................      38,000          20,680
 San-Ai Oil Co., Ltd...................................     118,000         314,371
 Sankei Building Co., Ltd..............................      97,000         267,878
 Sanki Engineering Co., Ltd............................      76,000         385,816
 Sanko Co., Ltd........................................       2,000          11,371
 *Sanko Metal Industrial Co., Ltd., Tokyo..............      54,000          42,107
 *Sankyo Aluminum Industry Co., Ltd....................     359,000         151,630
 Sankyo Seiki Manufacturing Co., Ltd...................      76,000         278,405
 Sankyo Seiko Co., Ltd.................................      86,000         171,140
 *Sankyu, Inc., Tokyo..................................     415,000         394,385
 Sanoh Industrial Co., Ltd.............................      53,000         163,586
 Sanshin Electronics Co., Ltd..........................      51,000         229,491
 *Sanwa Electric Co., Ltd..............................      17,000          29,273
 Sanyo Denki Co., Ltd..................................      36,000          74,564
 Sanyo Engineering & Construction, Inc.................       9,000          23,393
 #Sanyo Industries, Ltd., Tokyo........................      48,000         153,222
 #Sanyo Shokai, Ltd....................................     200,000         953,575
 Sanyo Special Steel Co., Ltd..........................     339,000         335,928
 Sasebo Heavy Industries Co., Ltd., Tokyo..............     257,000         183,697
 *Sata Construction Co., Ltd., Gumma...................      61,000          51,529
 Sato Shoji Corp.......................................      31,000          98,956
 Satori Electric Co., Ltd..............................       2,400          13,685
 Sawafugji Electric Co., Ltd...........................      31,000          44,316
 Seika Corp............................................     145,000         176,663
 *Seikitokyu Kogyo Co., Ltd............................      86,000          66,360
 *Seiko Corp...........................................     102,407         294,455
 Seirei Industry Co., Ltd..............................      12,000          12,963
 Seiren Co., Ltd.......................................      81,000         199,349
 *Seiyo Food Systems, Inc..............................     137,000         375,005
 Sekisui Jushi Co., Ltd................................      85,000         283,067
 Sekisui Plastics Co., Ltd.............................     150,000         240,018
 *Sekiwa Real Eastate, Ltd.............................       7,000          27,064
 Senko Co., Ltd........................................     205,000         404,619
 Senshukai Co., Ltd....................................      70,000         224,017
 Shaddy Co., Ltd.......................................      27,000         314,923

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
                                                            SHARES           VALUE+
                                                            ------           ------
 #Shibaura Engineering Works Co., Ltd..................      71,000    $    186,849
 Shibusawa Warehouse Co., Ltd..........................     119,000         218,445
 Shibuya Kogyo Co., Ltd................................      54,000         344,310
 *Shikibo, Ltd.........................................     155,000          76,798
 #Shikoku Chemicals Corp...............................      89,000         307,231
 #Shikoku Coca-Cola Bottling Co., Ltd..................      31,000         271,939
 Shimizu Bank, Ltd.....................................      12,600         547,534
 *#Shimura Kako Co., Ltd...............................      55,000         104,536
 Shin Nippon Air Technologies Co., Ltd.................      37,180         118,683
 Shinagawa Fuel Co., Ltd...............................     160,000         708,277
 Shinagawa Refractories Co., Ltd.......................     116,000         151,695
 Shindengen Electric Manufacturing Co., Ltd............      68,000         186,134
 Shin-Etsu Polymer Co., Ltd............................      68,000         213,198
 Shinkawa, Ltd.........................................      17,000         263,459
 Shinki Co., Ltd.......................................      39,000         247,085
 *Shinko Electric Co., Ltd.............................     257,000         298,508
 Shinko Shoji Co., Ltd.................................      41,000         158,185
 Shin-Kobe Electric Machinery Co., Ltd.................      71,000         256,629
 *Shinmaywa Industries, Ltd............................     168,000         277,008
 *Shinsho Corp.........................................     110,000         130,446
 *Shinwa Kaiun Kaisha, Ltd.............................     238,000         125,654
 Shinyei Kaisha........................................      54,000          61,406
 Shiroki Co., Ltd......................................     132,000         214,432
 Sho-Bond Corp.........................................      24,100         234,901
 Shobunsha Publications, Inc...........................      25,000         253,826
 *#Shochiku Co., Ltd...................................      99,000         553,236
 Shoei Co., Ltd........................................       6,000          58,969
 Shoko Co., Ltd........................................     156,000         178,661
 Shokusan Bank, Ltd....................................      28,000          90,971
 *#Shokusan Jutaku Sogo Co., Ltd.......................     207,000          63,891
 *Showa Aircraft Industry Co., Ltd.....................      22,000          50,570
 #Showa Corp...........................................     117,000         880,001
 Showa Electric Wire & Cable Co., Ltd., Kawasaki.......     313,000         317,791
 Showa Highpolymer Co., Ltd............................      79,000         179,027
 Showa Mining Co., Ltd.................................       8,000           9,422
 Showa Sangyo Co., Ltd.................................     282,000         531,403
 Showa Tansan Co., Ltd.................................       9,000          21,931
 *#Silver Seiko, Ltd...................................      87,000          48,052
 Sintokogio, Ltd., Nagoya..............................     108,000         263,167
 *Snow Brand Food Co., Ltd.............................       7,000           7,789
 Snow Brand Seed Co., Ltd..............................       4,000          11,371
 Soda Nikka Co., Ltd...................................      35,000          52,593
 #Sodick Co., Ltd......................................      24,000          52,244
 *Sokkisha Co., Ltd....................................      40,000         119,887
 Sonton Food Industry Co., Ltd.........................      10,000          67,010
 Sotetsu Rosen Co., Ltd................................      42,000         172,277
 Sotoh Co., Ltd........................................       5,000          22,743
 Star Micronics Co., Ltd...............................      21,000         143,280
 Subaru Enterprise Co., Ltd............................      36,000         102,635
 *Sumida Corp..........................................       5,000          72,777
 Suminoe Textile Co., Ltd..............................     142,000         179,928
 *Sumitomo Coal Mining Co., Ltd........................     181,000          76,448
 *Sumitomo Construction Co., Ltd.......................     428,000         194,679
 Sumitomo Densetsu Co., Ltd............................      50,700         192,314
 *Sumitomo Light Metal Industries, Ltd.................     493,000         332,362
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................      78,000         238,215
 Sumitomo Seika Chemicals Co., Ltd.....................     102,000         199,666
                                                            SHARES           VALUE+
                                                            ------           ------

 Sumitomo Special Metals Co., Ltd......................      50,000    $    267,634
 #Sumitomo Warehouse Co., Ltd..........................     203,000         580,397
 *Sun Wave Corp........................................      88,000         144,385
 Sun-S, Inc............................................      38,300         221,185
 SunTelephone Co., Ltd.................................      65,000         170,003
 Suruga Corp...........................................       5,000          56,857
 *#Suzutan Co., Ltd....................................      62,000         102,733
 T.Hasegawa Co., Ltd...................................      18,000         207,463
 TYK Corp..............................................      67,000         107,752
 Tabai Espec Corp......................................      34,000         167,907
 Tachihi Enterprise Co., Ltd...........................       8,000         168,947
 Tachikawa Corp........................................      14,000          73,914
 Tachi-S Co., Ltd......................................      16,000          64,590
 Tadano, Ltd...........................................     206,000         284,448
 Taihei Dengyo Kaisha, Ltd.............................      66,000         150,103
 Taihei Kogyo Co., Ltd.................................     114,000         123,152
 Taiheiyo Kouhatsu, Inc................................      90,000          77,488
 Taiho Kogyo Co., Ltd..................................      30,000         227,834
 Taikisha, Ltd.........................................      97,000         594,847
 #Taisei Fire & Marine Insurance Co., Ltd..............     118,000           2,875
 *Taisei Prefab Construction Co., Ltd..................     134,000         102,310
 Taisei Rotec Corp.....................................     127,000         155,764
 Taito Co., Ltd........................................      70,000         184,786
 Taiyo Toyo Sanso Co., Ltd.............................     232,000         442,835
 Takada Kiko Co., Ltd..................................      31,000         104,495
 Takagi Securities Co., Ltd............................      34,000          70,422
 Takamatsu Corp........................................      12,500         106,607
 Takano Co., Ltd.......................................       7,000          52,309
 *Takaoka Electric Manufacturing Co., Ltd., Tokyo......     156,000         204,003
 *#Taka-Q Co., Ltd.....................................      69,500          37,258
 #Takara Co., Ltd......................................     108,000       1,021,966
 Takara Printing Co., Ltd..............................       6,000          38,598
 *Takarabune Corp......................................      52,000          34,634
 Takasago Electric Industry Co., Ltd...................      22,000         224,797
 #Takasago International Corp..........................      91,000         416,876
 *Takasaki Paper Manufacturing Co., Ltd................     157,000          63,761
 Takashima & Co., Ltd..................................      60,000          50,197
 Takigami Steel Construction Co., Ltd..................      18,000          52,049
 Takiron Co., Ltd......................................     140,000         325,223
 Tamura Corp...........................................     112,000         251,081
 *Tamura Electric Works, Ltd...........................      74,000         102,180
 *Tanseisha Co., Ltd...................................      26,000          76,026
 Tasaki Shinju Co., Ltd................................      53,000         175,640
 *Tateho Chemical Industries Co., Ltd..................      26,500          44,340
 *Tatsuta Electric Wire & Cable Co., Ltd...............     106,000         103,317
 Tayca Corp............................................      74,000         128,026
 Teac Corp.............................................     109,000         167,330
 Techno Ryowa, Ltd.....................................       3,400          11,737
 Tecmo, Ltd............................................      22,000         216,577
 Teijin Seiki Co., Ltd.................................     138,000         326,181
 Teikoku Hormone Manufacturing Co., Ltd................      33,000         184,412
 *Teikoku Piston Ring Co., Ltd.........................      42,000          96,543
 Teikoku Sen-I Co., Ltd................................      39,000          82,362
 Teikoku Tsushin Kogyo Co., Ltd........................      73,000         187,961
 Teisan KK.............................................      39,000         162,189
 Tekken Corp...........................................     274,000         271,517
 Ten Allied Co., Ltd...................................      37,000         123,217

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tenma Corp............................................      50,000    $    560,448
 Teraoka Seisakusho Co., Ltd...........................      13,000          45,932
 Tetra Co., Ltd., Tokyo................................      41,000          63,607
 The Daito Bank, Ltd...................................     114,000         313,900
 Tigers Polymer Corp...................................       4,000          12,671
 *Titan Kogyo KK.......................................      36,000          40,060
 Toa Corp..............................................     293,000         302,244
 Toa Doro Kogyo Co., Ltd...............................      85,000         169,840
 *Toa Oil Co., Ltd.....................................      67,000          64,760
 *Toa Wool Spinning & Weaving Co., Ltd.................      73,000          29,647
 *Tobu Store Co., Ltd..................................      71,000         107,265
 Tochigi Bank, Ltd.....................................      60,000         314,826
 Tochigi Fuji Industrial Co., Ltd......................      51,000          79,121
 Toda Kogyo Corp.......................................      88,000         290,199
 Todentu Corp..........................................      57,000         120,375
 Toenec Corp...........................................      80,000         274,863
 Tohcello Co., Ltd.....................................       8,000          16,895
 Toho Co., Ltd.........................................      35,000         250,740
 Toho Real Estate Co., Ltd.............................      98,000         342,280
 Toho Titanium Co., Ltd................................      20,000         105,104
 #Toho Zinc Co., Ltd...................................     205,000         294,723
 Tohoku Bank, Ltd......................................      44,000          76,481
 Tohoku Misawa Homes Co. Ltd...........................      24,000         101,953
 *Tohpe Corp...........................................      36,000          28,948
 Tohto Suisan Co., Ltd.................................      54,000          88,600
 Tokai Carbon Co., Ltd.................................     186,000         350,500
 #Tokai Corp...........................................     108,000         414,927
 *Tokai Kanko Co., Ltd.................................     333,000          97,372
 Tokai Pulp Co., Ltd...................................      88,000         290,913
 *Tokai Senko KK, Nagoya...............................      47,000          29,013
 Tokai Tokyo Securities Co., Ltd.......................     366,250         547,371
 Tokico, Ltd...........................................     189,000         345,407
 *Tokimec, Inc.........................................     119,000          99,557
 Tokin Corp............................................      56,000         250,626
 Toko Electric Corp....................................      39,000          89,964
 Toko, Inc.............................................      81,000         207,902
 Tokushima Bank, Ltd...................................      61,200         350,451
 Tokushu Paper Manufacturing Co., Ltd..................     119,000         444,622
 Tokyo Biso Kogyo Corp.................................       5,000          24,489
 Tokyo Denki Komusho Co., Ltd..........................      57,000         158,802
 Tokyo Denpa Co., Ltd..................................      11,000         150,103
 Tokyo Kikai Seisakusho, Ltd...........................     132,000         396,700
 Tokyo Leasing Co., Ltd................................      29,000         141,330
 Tokyo Nissan Auto Sales Co., Ltd......................      63,000          63,964
 Tokyo Rakutenchi Co., Ltd.............................      92,000         272,004
 Tokyo Rope Manufacturing Co., Ltd.....................     286,000         220,687
 Tokyo Sangyo Co., Ltd.................................      36,500          87,755
 Tokyo Steel Manufacturing Co., Ltd....................      77,400         213,121
 #Tokyo Tatemono Co., Ltd..............................     244,000         386,466
 *#Tokyo Tekko Co., Ltd................................      67,000         102,310
 Tokyo Theatres Co., Inc., Tokyo.......................     116,000         106,469
 Tokyo Tungsten Corp...................................      18,000         197,375
 Tokyotokeiba Co., Ltd.................................     422,000         394,182
 *Tokyu Car Corp.......................................     213,000         114,185
 Tokyu Community Corp..................................      19,000         232,416
 *#Tokyu Construction Co., Ltd.........................     356,000         190,845
 Tokyu Corp............................................      60,480         233,833
 *#Tokyu Department Store Co., Ltd.....................     406,000         385,832
 Tokyu Recreation Corp.................................      18,000          98,249
 Tokyu Store Chain Corp................................     175,000         471,914
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tokyu Tourist Corp...................................      38,000    $     35,495
 Toli Corp.............................................     101,000         167,355
 Tomato Bank, Ltd......................................     128,000         320,219
 Tomen Electronics Corp................................      10,000         334,645
 Tomoe Corp............................................      56,000          90,971
 *Tomoegawa Paper Co., Ltd.............................      55,000         138,934
 Tomoku Co., Ltd.......................................     185,000         318,562
 Tomy Co., Ltd.........................................      17,000         265,807
 Tonami Transportation Co., Ltd........................     173,000         333,028
 Topcon Corp...........................................      68,000         185,029
 Topre Corp............................................      85,000         289,281
 Topy Industries, Ltd..................................     325,000         467,243
 Torigoe Co., Ltd......................................      21,000          64,305
 Torishima Pump Manufacturing Co., Ltd., Osaka.........      45,000         189,700
 Toshiba Ceramics Co., Ltd.............................     134,000         276,455
 Toshiba Chemical Corp.................................      27,000          37,282
 Toshiba Engineering & Construction Co., Ltd...........     101,000         191,966
 *Toshiba Machine Co., Ltd.............................     294,000         575,507
 Toshiba Tungaloy Co., Ltd.............................     124,000         279,997
 Tosho Printing Co., Ltd...............................      94,000         167,209
 Totenko Co., Ltd......................................      35,000          71,356
 Totetsu Kogyo Co., Ltd................................      53,000          79,641
 Totoku Electric Co., Ltd., Tokyo......................      62,000          69,496
 Tottori Bank, Ltd.....................................     127,000         354,853
 *#Towa Corp...........................................      28,000         225,154
 *#Towa Real Estate Development Co., Ltd...............     160,000          75,376
 Toyo Bussan Co., Ltd..................................      11,000          52,804
 #Toyo Chemical Co., Ltd...............................      52,000         126,288
 #Toyo Communication Equipment Co., Ltd................      79,000         286,186
 *Toyo Construction Co., Ltd...........................     290,000         157,819
 *Toyo Electric Co., Ltd...............................      67,000          50,611
 *#Toyo Engineering Corp...............................     247,000         306,955
 *Toyo Kanetsu KK......................................     206,000         148,917
 Toyo Kohan Co., Ltd...................................     140,000         301,343
 #Toyo Radiator Co., Ltd...............................     104,000         236,525
 Toyo Securities Co., Ltd..............................     113,000         178,060
 *#Toyo Shutter Co., Ltd...............................      77,000          28,770
 *Toyo Sugar Refining Co., Ltd.........................      60,000          40,937
 Toyo Tire & Rubber Co., Ltd...........................     307,000         476,276
 Toyo Umpanki Co., Ltd.................................     146,000         367,622
 Toyo Wharf & Warehouse Co., Ltd.......................     118,000         148,559
 Tsubaki Nakashima Co., Ltd............................      47,000         399,315
 Tsubakimoto Machinery & Engineering Co., Ltd..........      44,000          58,254
 *Tsudakoma Corp.......................................     101,000          68,090
 Tsugami Corp..........................................     124,000         165,178
 *Tsukamoto Co., Ltd...................................      44,000          42,886
 Tsukishima Kikai Co., Ltd.............................      60,000         324,085
 *Tsumura & Co.........................................     124,000         522,728
 Tsurumi Manufacturing Co., Ltd........................      42,000         178,759
 Tsurumi Soda Co., Ltd.................................       7,000          18,194
 Tsutsumi Jewelry Co., Ltd.............................      24,800         487,476
 Tsutsunaka Plastic Industry Co., Ltd..................      71,000         159,167
 *Tsuzuki Denki Co., Ltd...............................       5,000          10,437
 U-Shin, Ltd...........................................      38,000         120,375
 Ube Material Industries, Ltd..........................      16,000          14,685
 Uchida Yoko Co., Ltd..................................      72,000         276,033
 Ueki Corp.............................................      47,000          62,990

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Unicafe, Inc..........................................         200    $      2,697
 #Uniden Corp..........................................      76,000         224,699
 Unimat Offisco Corp...................................      27,700         265,490
 Unisia Jecs Corp......................................     215,000         267,188
 *#Unitika, Ltd........................................     699,000         493,950
 *Utoc Corp............................................      38,000          34,569
 Wakachiku Construction Co., Ltd.......................     194,000         159,151
 Wakamoto Pharmaceutical Co., Ltd......................      48,000         147,374
 Wakodo Co., Ltd.......................................       2,000          58,969
 Warabeya Nichiyo Co., Ltd.............................       6,000          48,735
 Xebio Co., Ltd........................................      12,000         178,369
 Yahagi Construction Co., Ltd..........................      59,000         152,872
 Yamaichi Electronics Co., Ltd.........................      21,000         163,578
 Yamamura Glass Co., Ltd...............................     213,000         320,065
 *Yamatane Corp........................................     131,000         100,020
 Yamatane Securities Co., Ltd..........................     203,000         288,550
 Yamato Corp...........................................      36,000         169,012
 Yamato International, Inc.............................      43,000          51,342
 Yamato Kogyo Co., Ltd.................................     130,000         492,057
 Yamaura Corp..........................................      19,000          47,841
 Yamazen Co., Ltd......................................     140,000         193,314
 Yaoko Co., Ltd........................................      29,000         373,348
 Yasuda Warehouse Co., Ltd.............................      18,000          60,675
 Yellow Hat, Ltd., Tokyo...............................      44,000         291,271
 Yodogawa Steel Works, Ltd.............................     104,000         212,028
 Yokogawa Bridge Corp..................................      70,400         247,026
 *Yokohama Matsuzakaya, Ltd............................      27,000          17,764
 Yokohama Reito Co., Ltd...............................     111,000         549,970
 Yokowo Co., Ltd.......................................      28,000         192,177
 Yomeishu Seizo Co., Ltd...............................      46,000         297,038
 Yomiuri Land Co., Ltd.................................     157,000         474,383
 Yondenko Corp.........................................      58,800         203,935
 Yonekyu Corp..........................................      41,500         247,755
 Yonex Co., Ltd........................................       8,000          26,642
 Yorozu Corp...........................................      26,800          77,495
 Yoshihara Oil Mill, Ltd...............................      36,000          76,318
 #Yoshimoto Kogyo Co., Ltd.............................      60,000         564,347
 Yuasa Corp............................................     260,000         428,702
 Yuasa Funashoku Co., Ltd..............................      33,000          45,031
 *Yuasa Trading Co., Ltd...............................     174,000         124,371
                                                            SHARES           VALUE+
                                                            ------           ------

 *Yuken Kogyo Co., Ltd.................................      60,000    $     38,013
 *Yuki Gosei Kogyo Co., Ltd............................      14,000          44,690
 Yukiguni Maitake Co., Ltd.............................      12,000          57,507
 *Yuraku Real Estate Co., Ltd..........................      39,000          64,305
 Yurtec Corp...........................................     119,000         343,133
 *Yushin Precision Equipment Co., Ltd..................      12,000         308,978
 Yushiro Chemical Industry Co., Ltd....................      10,000          42,237
 #Zenchiku Co., Ltd....................................     126,000         153,514
 *Zenrin Co., Ltd......................................      31,600         282,336
 Zensho Co., Ltd.......................................       6,000          75,295
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $408,513,734)..................................                 188,976,874
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.8%)
 *Japanese Yen
   (Cost $1,488,247)...................................                   1,499,848
                                                                       ------------
TOTAL -- JAPAN
  (Cost $410,001,981)..................................                 190,476,722
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $8,277,323) to be
   repurchased at $8,155,359
   (Cost $8,154,000)...................................    $  8,154       8,154,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $418,155,981)++................................                $198,630,722
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $420,951,589.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
AUSTRALIA -- (30.5%)
COMMON STOCKS -- (30.4%)
 *A.I. Engineering Corp., Ltd..........................      129,195   $      9,743
 A.P. Eagers, Ltd......................................       22,492         46,326
 ARB Corporation, Ltd..................................       12,738         67,909
 Abigroup, Ltd.........................................      129,710        158,541
 *Access1, Ltd.........................................       14,403            734
 Adelaide Bank, Ltd....................................      116,153        413,829
 Adelaide Brighton, Ltd................................      572,818        244,304
 Adsteam Marine, Ltd...................................      326,187        396,823
 Adtrans Group, Ltd....................................       29,000         26,848
 *Agenix, Ltd..........................................      149,379         25,251
 *Allstate Explorations NL.............................       49,087          3,191
 Altium................................................       44,500         72,907
 Amalgamated Holdings, Ltd.............................      266,483        311,854
 *Amity Oil NL.........................................       90,907         38,771
 *An Feng Kingstream Steel, Ltd........................      764,927          9,151
 *Anaconda Nickel NL...................................      500,170        195,110
 *Anzoil NL............................................      123,126          1,345
 Aquarius Platinum (Australia), Ltd....................       44,452        187,273
 *Ariadne Australia, Ltd...............................      270,353         30,232
 *Ashanti Goldfields Co., Ltd..........................       16,421         44,839
 Ashanti Goldfields Co., Ltd. (Stapled Shares).........       15,990         10,362
 *Asia Pacific Specialty Chemicals, Ltd................       88,182         27,978
 Atkins Carlyle, Ltd...................................       76,226        120,921
 *AuIron Energy, Ltd...................................      260,290         63,629
 *Auridiam Consolidated NL.............................       63,097          1,641
 *Aurora Gold, Ltd.....................................      226,812         18,875
 *Ausdoc Group, Ltd....................................      116,098        103,861
 *Ausdrill, Ltd........................................      103,961          5,083
 *Aussie Online, Ltd...................................       39,485          2,875
 *Austal, Ltd..........................................       35,300         24,786
 *Austar United Communications, Ltd....................      364,100         51,131
 *Austpac Resources NL.................................      355,118         17,177
 Australand Holdings, Ltd..............................      445,600        428,762
 *Australia Net.Com, Ltd...............................       36,169          3,292
 *Australian Magnesium Corp., Ltd......................       98,792         31,858
 Australian Oil & Gas Corp., Ltd.......................       98,394         76,764
 Australian Pharmaceutical Industries, Ltd.............      287,700        448,912
 Australian Pipeline Trust.............................      124,100        165,884
 #Australian Provincial Newspaper Holdings, Ltd........      395,312        711,403
 *Australian Resources, Ltd............................      141,446         16,921
 Australian Stock Exchange, Ltd........................       22,300        128,999
 Autron Corporation, Ltd...............................      452,247         54,101
 *Avatar Industries, Ltd...............................       45,901         16,712
 Bank of Queensland, Ltd...............................      134,036        439,199
 *Beach Petroleum NL...................................      371,700         10,826
 *Beaconsfield Gold NL.................................       89,078          9,498
 #Bendigo Bank, Ltd....................................      156,838        575,096
 *Bendigo Mining NL....................................      849,735         68,504
 *Beyond International, Ltd............................       61,256         15,930
 *Biota Holdings, Ltd..................................       97,808         34,593
 *Black Range Minerals NL..............................      169,951          5,304
 Blackmores, Ltd.......................................       27,894         98,075
 *Bligh Oil & Minerals NL Issue 00.....................       88,266          7,804
 *Boulder Group NL.....................................       78,500          5,308
                                                            SHARES           VALUE+
                                                            ------           ------

 Brandrill, Ltd........................................       97,929   $     35,654
 Brickworks, Ltd.......................................       57,178        179,922
 *Bridgestone Australia, Ltd...........................       49,000         24,466
 Bristile, Ltd.........................................       81,032        116,365
 *Buderim Ginger, Ltd..................................        7,889          1,846
 *Burns, Philp & Co., Ltd..............................      651,721        183,044
 Burswood, Ltd.........................................      205,200         78,979
 *CI Technologies Group, Ltd...........................      109,822         99,960
 Caltex Australia, Ltd.................................      407,700        303,233
 Campbell Brothers, Ltd................................       75,852        201,204
 *Cape Range, Ltd......................................      516,594         16,121
 Casinos Austria International, Ltd....................      258,299         80,607
 Cedar Woods Properties, Ltd...........................       50,913         11,916
 *Centamin Egypt, Ltd..................................      261,882         22,474
 *#Centaur Mining & Exploration, Ltd...................       62,058         15,493
 Central Equity, Ltd...................................      123,243        128,201
 Central Norseman Gold Corp., Ltd......................      409,800         62,877
 Centro Properties, Ltd................................      285,175        504,301
 *Charter Pacific Corp., Ltd...........................       72,823         36,740
 *Circadian Technologies, Ltd..........................       40,370         61,521
 *Cityview Energy Corp., Ltd...........................       52,581          5,743
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining Limited................................      163,017          4,663
 *Climax Mining, Ltd...................................      163,017          4,663
 #Clough, Ltd..........................................      429,098        216,485
 Coates Hire, Ltd......................................      273,026        186,027
 Comet Resources NL....................................       83,600          2,957
 Consolidated Manufacturing Industries, Ltd............       32,784         20,462
 Consolidated Minerals, Ltd............................      123,800         33,483
 Consolidated Paper Industries, Ltd....................       68,585         27,111
 *Coplex Resources NL..................................      231,400         10,832
 Corporate Express Australia, Ltd......................      352,710        926,422
 Coventry Group, Ltd...................................       63,616        137,314
 Crane (G.E) Holdings, Ltd.............................       98,940        421,974
 *Croesus Mining NL....................................       97,100         12,121
 *Cudgen RZ, Ltd.......................................       36,650          3,622
 *Dalrymple Resources New Shares.......................       12,577          3,729
 *Dalrymple Resources NL...............................       62,885         18,643
 Danks Holdings, Ltd...................................       10,425         44,462
 *Davnet, Ltd..........................................      402,200          7,531
 #Delta Gold NL........................................      442,483        552,341
 *Denehurst, Ltd.......................................       95,000          3,607
 *Devine, Ltd..........................................       44,183          8,043
 *Diamin Resources NL..................................      212,131         13,792
 *Dominion Mining, Ltd.................................      168,015         31,459
 Downer Group, Ltd.....................................      368,611        153,376
 *Durban Roodepoort Deep, Ltd..........................       18,619         21,499
 E.R.G. Limited........................................      108,020         30,339
 *Easycall Communications (Philippines), Ltd...........      177,300          7,377
 *Ecorp, Ltd...........................................      254,988         59,017
 *Emporer Mines, Ltd...................................      120,600         21,013
 Energy Developments, Ltd..............................      163,532        660,456
 *Energy Equity Corp., Ltd.............................      325,630          9,484
 Energy Resources of Australia, Ltd. Series A..........      231,589        228,861
 Envestra, Ltd.........................................      300,200        142,086

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Environmental Solutions International, Ltd............       67,364   $     23,475
 Equigold NL...........................................       99,000         27,805
 Fleetwood Corp., Ltd..................................       43,287         35,798
 Foodland Associates, Ltd..............................      117,244        756,889
 *Forest Place Group, Ltd..............................       85,192         16,395
 *Formulab Neuronetics Corp., Ltd......................        1,061            251
 Forrester Parker Group, Ltd...........................      142,602         72,686
 Freedom Furniture, Ltd................................      133,595        111,871
 Futuris Corp., Ltd....................................      640,000        586,857
 GRD NL................................................      142,500         92,646
 GUD Holdings, Ltd.....................................       83,979         80,806
 GWA International, Ltd................................      415,102        526,798
 Gazal Corp., Ltd......................................       71,177         78,113
 *Geo2, Ltd............................................      164,199          5,124
 George Weston Foods, Ltd..............................       77,119        210,381
 *Golden West Refining Corp., Ltd......................       17,330          3,245
 Goldfields, Ltd.......................................      477,502        630,576
 *Goldstream Mining NL.................................       90,901         25,058
 Gowing Bros., Ltd.....................................       53,962         59,782
 *Gowing Retail........................................        3,615              0
 *Gradipore, Ltd.......................................       21,628         35,997
 Graincorp, Ltd. Series A..............................       36,600        205,591
 Grand Hotel Group.....................................      369,971        150,094
 *Greenfields Energy Corp., Ltd........................      193,687          9,369
 *Green's Foods, Ltd...................................       66,082         14,092
 Gunns, Ltd............................................       83,239        180,968
 *Gutnick Resources NL.................................      146,152          4,561
 *Gympie Gold, Ltd.....................................      205,364         86,519
 *HIH Insurance, Ltd...................................      791,605         72,052
 *Hamilton Island, Ltd.................................       52,600         56,084
 Hancock and Gore, Ltd.................................       54,806         35,347
 *Haoma Mining NL......................................       98,816          5,037
 *Hardman Resources NL.................................      337,382         84,229
 *Hartley Poynton, Ltd.................................       84,981         29,614
 Healthscope, Ltd......................................       59,654         72,603
 *Helix Resources NL...................................       25,000          5,201
 Henry Walker Group, Ltd...............................      287,948        179,719
 *Herald Resources, Ltd................................       69,910         14,908
 Hills Industries, Ltd.................................      229,725        350,087
 Hills Motorway Group Hly..............................      279,349        727,922
 Housewares International, Ltd.........................       87,100         41,678
 Iluka Resources, Ltd..................................      293,919        584,582
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361          2,149
 Institute of Drug Technology Australia, Ltd...........       44,372         96,930
 *Intellect Holdings, Ltd..............................       75,070         37,874
 Ipoh, Ltd.............................................      179,956        148,821
 Iron Carbide Australia, Ltd...........................       92,740         82,965
 *Ixla, Ltd............................................       89,921          1,310
 *Jingellic Minerals NL................................        4,329              0
 *Johnson's Well Mining NL.............................      200,000          5,461
 Jones (David), Ltd....................................      615,898        377,999
 Joyce Corp., Ltd......................................       13,049          4,412
 *Jubilee Gold Mines NL................................      133,974        104,523
 Jupiters, Ltd.........................................      208,795        519,748
 KTS Corp., Ltd........................................       43,000         67,095
 *Keycorp, Ltd.........................................       67,609         73,845
 Kidston Gold Mines, Ltd...............................      246,300         27,414
 King Island (The) Co., Ltd............................       22,000         37,303
 *Kingsgate Consolidated NL............................       83,407         58,131
                                                            SHARES           VALUE+
                                                            ------           ------

 *Kresta Holdings, Ltd.................................       56,700   $      1,622
 Lemarne Corp., Ltd....................................       20,790         14,598
 *Lynas Gold NL........................................       40,500          5,687
 *MacMahon Holdings, Ltd...............................      192,179         12,994
 Magellan Petroleum Australia, Ltd.....................       32,760         29,818
 Maryborough Sugar Factory, Ltd........................          600          1,810
 Maxi-Cube, Ltd........................................      137,121         10,341
 McConnell Dowell Corp., Ltd...........................       62,776         42,446
 McGuigan (Brian) Wines, Ltd...........................       52,474        120,087
 McPherson's, Ltd......................................       61,500         39,664
 *Metal Storm, Ltd.....................................       22,100         16,897
 *Micromedical Industries, Ltd.........................      150,461         53,215
 *Mikoh Corp., Ltd.....................................       39,999          1,207
 Miller's Retail, Ltd..................................      101,160        165,737
 *Mineral Deposits, Ltd................................       49,458          4,630
 Mobile Innovations, Ltd...............................       84,600          5,280
 Monadelphous Group, Ltd...............................       18,988         15,802
 *Mosaic Oil NL........................................      345,724         38,661
 *Murchison United NL..................................       71,536         33,858
 *Namoi Cotton Cooperative, Ltd........................      135,353         16,192
 National Can Industries, Ltd..........................       97,017         42,891
 National Foods, Ltd...................................      469,435        661,186
 *Nautronix, Ltd.......................................       74,694         25,252
 Neverfail Springwater, Ltd............................       24,426         43,957
 *New Tel, Ltd.........................................      118,238         20,602
 Newcrest Mining, Ltd..................................      131,038        243,995
 Normandy Mt. Leyshon, Ltd.............................      133,376          8,325
 *Normans Wine, Ltd....................................       35,848          2,051
 North Flinders Mines, Ltd.............................       99,807        545,067
 *Novogen, Ltd.........................................      105,184         84,797
 *Novus Petroleum, Ltd.................................      245,359        214,393
 Nufarm, Ltd...........................................      391,902        623,733
 OPSM Protector, Ltd...................................      257,306        548,966
 Oil Company of Australia, Ltd.........................       51,800         80,826
 *Online Advantage, Ltd................................        2,475             39
 *Orbital Engine Corp., Ltd............................      537,358        167,693
 Orica, Ltd............................................       60,667        217,785
 *Oriel Communications, Ltd............................       27,653            583
 *Oropa, Ltd...........................................      333,580          4,685
 Oroton International, Ltd.............................       38,427         73,950
 *PMP Communications, Ltd..............................      381,871        148,963
 Pacific BBA, Ltd......................................      279,219        512,648
 Pacific Dunlop, Ltd...................................      474,235        239,257
 Pacific Hydro, Ltd....................................      149,783        335,768
 *Pan Pacific Petroleum NL.............................      327,800         15,344
 *Pan Palladium, Ltd...................................        3,925            286
 Paperlinx, Ltd........................................      215,513        526,382
 *Pasminco, Ltd........................................    1,000,857         26,028
 *Payce Consolidated, Ltd..............................       18,000          6,741
 Penfold (W.C.), Ltd...................................       14,100         11,184
 *Peptide Technology, Ltd..............................      176,600        387,617
 *Perilya Mines NL.....................................      263,500         57,561
 Permanent Trustee Co., Ltd............................       20,052         76,656
 Perpetual Trustees Australia, Ltd.....................       47,694      1,019,543
 Peter Lehmann Wines, Ltd..............................       35,586         65,706
 *Petsec Energy, Ltd...................................       97,992          7,900
 *Pima Mining NL.......................................      236,061         25,170
 Plaspak Group, Ltd....................................       86,045         38,040
 *Pocketmail Group, Ltd................................       10,933            222
 *Polartechnics, Ltd...................................       37,205         67,728
 *Port Douglas Reef Resorts, Ltd.......................      251,655         11,518
 Portman Mining, Ltd...................................      241,600        165,871

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Powerlan, Ltd........................................      182,400   $     45,537
 *Precious Metals Australia, Ltd.......................       10,606          1,103
 *Preston Resources NL.................................       64,000          8,988
 Primary Health Care, Ltd..............................       42,300        110,004
 Prime Television, Ltd.................................      172,440        174,893
 *Progen Industries, Ltd...............................       24,788         16,116
 *Prophecy International Holdings, Ltd.................       51,900          8,638
 *Psiron, Ltd..........................................       40,381          1,722
 *Quantum Resources, Ltd...............................      115,007          1,854
 Queensland Cotton Holdings, Ltd.......................       39,866         66,144
 *Quiktrak Networks New Shares.........................      158,598          2,722
 *Quiktrak Networks, Ltd...............................      396,495          6,805
 Raptis Group, Ltd.....................................       12,000          1,279
 #Rebel Sport, Ltd.....................................       77,898         59,558
 *Redfire Resources NL.................................       27,900          1,292
 Reece Australia, Ltd..................................       32,100        350,610
 *Reinsurance Australia Corp., Ltd.....................      399,993         14,979
 *Renewable Energy Corp., Ltd..........................      104,360         51,565
 *Resolute Mining, Ltd.................................       64,809         16,517
 Ridley Corp., Ltd.....................................      578,840        322,138
 Rock Building Society, Ltd............................       11,373         17,805
 Rural Press, Ltd......................................      211,201        538,260
 SPC, Ltd..............................................       91,854         42,997
 Sabre Group, Ltd......................................       40,702         35,565
 Schaffer Corp., Ltd...................................       16,698         39,516
 Scientific Services, Ltd..............................      122,237         40,690
 Select Harvests, Ltd..................................       41,257         41,844
 Servcorp, Ltd.........................................       21,300         39,882
 *Shield Telecommunications, Ltd.......................      286,300          4,318
 Sigma Co., Ltd........................................       69,800        121,619
 *Silex System, Ltd....................................       60,600         86,362
 Simeon Wines, Ltd.....................................      203,870        240,702
 #Simsmetal, Ltd.......................................      168,578        464,704
 Singleton Group, Ltd..................................      134,020        268,368
 *Sino Securities International, Ltd...................        8,118          1,647
 *Skilled Engineering, Ltd.............................      127,146         54,888
 *Smarttrans Holdings, Ltd.............................      222,685          2,953
 *Smorgon Steel Group, Ltd.............................      385,500        198,499
 Snack Foods, Ltd......................................      137,218        102,058
 *Solution 6 Holdings, Ltd.............................      167,494         61,853
 Sonic Healthcare, Ltd.................................       84,443        338,492
 Sons of Gwalia, Ltd...................................      236,162        890,037
 Southern Cross Broadcasting (Australia), Ltd..........       78,654        443,455
 *Southern Pacific Petroleum NL........................      370,840        119,585
 *Southern Star Group, Ltd.............................      154,982         36,274
 *Spectrum Network Systems, Ltd. Series B..............      616,446         73,743
 *Sphere Investments, Ltd..............................       27,480          1,858
 #Spotless Group, Ltd..................................      438,502      1,160,885
 *St. Barbara Mines, Ltd...............................      375,500         42,967
 *Star Games, Ltd......................................       90,810         30,701
 *Straits Resources, Ltd...............................       56,534         11,615
 *Strategic Minerals Corp. NL..........................       13,100            443
 *Striker Resources NL.................................      316,300          8,061
 Structural Systems, Ltd...............................       26,367         12,754
 *Sunland Group, Ltd...................................       75,095         16,795
 *Surfboard, Ltd.......................................       57,506          3,888
 Sydney Aquarium, Ltd..................................       24,135         41,676
 Tab Queensland, Ltd...................................       66,700        104,283
 Tab, Ltd..............................................      110,000        155,619
 *Takoradi, Ltd........................................      993,152          8,265
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tandou, Ltd..........................................        3,100   $      1,886
 *Tap Oil, Ltd.........................................      193,100        133,879
 Tassal, Ltd...........................................       96,243         27,031
 Technology One, Ltd...................................      161,600         76,486
 Television & Media Services, Ltd......................      214,561         71,422
 Tempo Service, Ltd....................................       98,174        133,782
 Ten Network Holdings, Ltd.............................      194,200        210,093
 Thakral Holdings Group................................    1,249,419        357,413
 *The Gribbles Group, Ltd..............................      113,700         63,277
 *Third Rail, Ltd......................................      151,200          3,146
 Ticor, Ltd............................................      347,850        211,679
 Timbercorp, Ltd.......................................      239,344         79,049
 *Titan Resources NL...................................       50,000          4,681
 #Toll Holdings, Ltd...................................       95,694      1,438,409
 *Tooth & Co., Ltd.....................................      153,000         12,335
 Tourism Assets Holdings, Ltd..........................      394,364        153,836
 Triako Resources, Ltd.................................        5,400          2,106
 Troy Resources NL.....................................       22,548         12,666
 *Union Capital, Ltd...................................      395,200          3,083
 United Construction Group, Ltd........................       81,554         97,560
 *United Energy, Ltd...................................       92,300        131,538
 Utility Services Corp., Ltd...........................      116,121         37,446
 *Valdera Resources, Ltd...............................        5,531              0
 *VeCommerce, Ltd......................................       13,680         17,076
 *Victoria Petroleum NL................................      347,973          5,611
 Villa World, Ltd......................................      134,700         44,838
 Village Roadshow, Ltd.................................      356,394        363,317
 Vision Systems, Ltd...................................      181,450        196,300
 *Voicenet (Australia), Ltd............................      112,661          2,754
 *Vos Industries, Ltd..................................      102,161          2,072
 Waterco, Ltd..........................................       22,304         19,373
 Watpac, Ltd...........................................      122,796         21,715
 Wattyl, Ltd...........................................      152,432        176,799
 *Webster, Ltd.........................................       33,551          6,631
 West Australian Newspapers Holdings, Ltd..............       78,440        211,251
 *Westel Group, Ltd....................................      164,855          6,774
 *Western Metals, Ltd..................................      385,787          5,618
 White (Joe) Maltings, Ltd.............................       14,067         32,192
 Wide Bay Capricorn Building Society, Ltd..............       26,958         73,612
 *Williams (R.M.) Holdings, Ltd........................       24,075         13,774
 *Yates, Ltd...........................................       60,281          5,017
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $53,620,760)...................................                  39,843,125
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $57,239)......................................                      57,789
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969)......................................       55,477         48,360
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Access1 Options 11/30/02.............................        1,310             14
 *Access1, Ltd. Rights Open Pay Date...................       14,402              0
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369             71
 *Apn News & Media Rights..............................      219,635         35,413
 *Australian Magnesium Corp., Ltd. Warrants 07/31/05...       49,396              0

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148   $          0
 *Beaconsfield Gold NL Options 03/15/02................        8,908             46
 *Cape Range Wireless, Ltd. Rights 10/24/01............      103,319          1,451
 *Cape Range Options...................................      103,319              0
 *ERG, Ltd. Rights. 12/11/01...........................       32,406            506
 *Energy Equity Corp., Ltd. Rights 12/07/01............       81,408              0
 *Polartechnics, Ltd. Rights 12/14/01..................        6,202          3,661
 *Quiktrak Networks, Ltd. Options 12/31/04.............       79,299            247
 *Surfboard, Ltd. Options 12/31/01.....................       28,753             15
                                                                       ------------
TOTAL RIGHTS/WARRANTS/ OPTIONS
  (Cost $4,661)........................................                      41,424
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $53,742,629)...................................                  39,990,698
                                                                       ------------
HONG KONG -- (29.1%)
COMMON STOCKS -- (28.9%)
 ABC Communications (Holdings), Ltd....................      930,000         24,328
 ALCO Holdings, Ltd....................................      314,000         20,535
 ASM Pacific Technology, Ltd...........................      182,000        326,728
 *AWT World Transport Holdings, Ltd....................      250,800            322
 *Acme Landis Holdings, Ltd............................      170,000          7,194
 Aeon Credit Service (Asia) Co., Ltd...................      200,000         69,244
 *Allied Group, Ltd....................................    7,298,000        393,043
 *Allied Properties (Hong Kong), Ltd...................   10,179,000        313,259
 *Anex International Holdings, Ltd.....................      152,000          1,325
 *Applied International Holdings, Ltd..................    1,243,000         17,692
 Arts Optical International Holdings, Ltd..............      164,000         35,750
 *Asia Commercial Holdings, Ltd........................       72,800          2,520
 Asia Financial Holdings, Ltd..........................    1,976,908        263,637
 Asia Satellite Telecommunications Holdings, Ltd.......      187,000        267,364
 *Asia Securities International, Ltd...................    2,386,600        105,581
 Asia Standard Hotel Group, Ltd........................       38,000          1,243
 *Asia Standard International Group, Ltd...............    2,870,000        128,806
 *Asia Tele-Net & Technology Corp., Ltd................   10,520,000         55,308
 Associated International Hotels, Ltd..................      898,000        426,054
 *B-Tech (Holdings), Ltd...............................      248,400            414
 *Beauforte Investors Corp., Ltd.......................       72,000         59,088
 *Beijing Development (Hong Kong), Ltd.................      166,000         20,647
 *Bossini International Holdings, Ltd..................      122,000          8,604
 Boto International Holdings, Ltd......................    2,290,000         93,966
 *Burwill Holdings, Ltd................................    2,059,200        176,913
 *CCT Telecom Holdings, Ltd............................      144,970         59,951
 *CEC International Holdings, Ltd......................      210,000         10,098
 *CIL Holdings, Ltd....................................    2,058,000          2,639
 CNPC (Hong Kong), Ltd.................................    2,490,000        185,189
 *CNT Group, Ltd.......................................    3,078,000         96,699
 Cafe de Coral Holdings, Ltd...........................    1,191,000        675,790
 *Capetronic International Holdings, Ltd...............      292,490         82,513
 *Capital Asia, Ltd....................................       98,736          1,038
 *Cash On-Line, Ltd....................................       90,073            924
                                                            SHARES           VALUE+
                                                            ------           ------

 *Catic International Holdings, Ltd....................    1,224,000   $     38,610
 *Central China Enterprises, Ltd.......................    2,104,000         32,375
 *Century City International Holdings, Ltd.............      542,056          3,684
 Champion Technology Holdings, Ltd.....................   24,074,014        348,830
 *Cheerful Holdings, Ltd...............................    2,560,735         35,791
 #Chen Hsong Holdings, Ltd.............................    1,515,000        252,547
 *Cheuk Nang Technologies (Holdings), Ltd..............    7,500,080         27,890
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         25,882
 *Cheung Wah Development Co., Ltd......................      904,000         37,094
 Chevalier (OA) International, Ltd.....................    1,776,251         63,775
 *Chevalier Construction Holdings, Ltd.................      131,203          2,019
 Chevalier International Holdings, Ltd.................    3,127,914        216,588
 *China Aerospace International Holdings, Ltd..........    1,499,400        128,819
 *China Development Corp., Ltd.........................    1,725,000         11,060
 *China Digicontent Co., Ltd...........................    2,710,000          3,475
 *China Everbright International, Ltd..................    1,975,000         81,041
 *China Everbright Technology, Ltd.....................    3,244,000        149,751
 China Foods Holdings, Ltd.............................    1,544,000        326,677
 China Hong-Kong Photo Products Holdings, Ltd..........    2,338,000        194,870
 *China Investments Holdings, Ltd......................      175,000          7,517
 China Motor Bus Co., Ltd..............................      114,200        966,489
 China Online (Bermuda), Ltd...........................   10,580,000         96,323
 China Overseas Land & Investment, Ltd.................    4,558,000        572,779
 *China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        244,446
 China Rare Earth Holdings, Ltd........................      274,000         72,905
 China Resources Beijing Land, Ltd.....................      718,000        163,882
 *China Sci-Tech Holdings, Ltd.........................    2,786,000         27,865
 *China Star Entertainment, Ltd........................    1,676,400         45,142
 *China Strategic Holdings, Ltd........................      376,000         18,562
 #China Travel International Investment, Ltd...........    2,730,000        546,102
 *China United Holdings, Ltd...........................    1,639,800          2,103
 *Chinese Estates Holdings, Ltd........................    1,204,000        115,791
 *Chinney Investments, Ltd.............................    1,144,000         33,886
 Chow Sang Sang Holdings International, Ltd............    1,098,400        177,467
 Chuangs China Investments, Ltd........................    1,347,000         48,363
 Chuang's Consortium International, Ltd................    1,858,884         42,905
 Chun Wo Holdings, Ltd.................................    1,671,917         60,029
 *Cig-Wh International Holdings, Ltd...................      472,000         10,531
 *Citic Ka Wah Bank, Ltd...............................    1,098,000        316,790
 *Climax International Co., Ltd........................      296,000          1,177
 *Companion Building Material International Holdings,
   Ltd.................................................    1,731,606          4,663
 *Compass Pacific Holdings, Ltd........................      416,000         25,872
 Continental Holdings, Ltd.............................       98,825          4,625
 *Continental Mariner Investment Co., Ltd..............    1,629,000        181,730
 Coslight Technology International Group, Ltd..........      144,000         38,315
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         36,766
 *Crocodile Garments, Ltd..............................    1,539,000         30,194
 Cross Harbour Tunnel Co., Ltd.........................      365,603        146,503
 *Culturecom Holdings, Ltd.............................    2,161,000         95,601
 *Cybersonic Technology, Ltd...........................      193,000          1,683

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *DC Finance Holdings, Ltd.............................       27,000   $        519
 *Dah Hwa International Holdings, Ltd..................    1,122,000         13,668
 Daido Group, Ltd......................................      223,000          2,288
 Dickson Concepts International, Ltd...................      222,000         45,547
 *DigitalHongKong.com..................................       15,318            570
 *Dransfield Holdings, Ltd.............................      190,000            950
 Dynamic Holdings, Ltd.................................      158,000         37,481
 *Easyknit International Holdings, Ltd.................      707,150         13,239
 #Egana International Holdings, Ltd....................   19,766,208        486,644
 Egana Jewelry & Pearls, Ltd...........................    3,317,899         64,669
 *Ehealthcareasia, Ltd.................................       66,900            223
 Elec & Eltek International Holdings, Ltd..............    3,078,790        339,520
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         27,230
 Emperor International Holdings, Ltd...................      644,369         38,008
 *Essential Enterprises Co., Ltd.......................      320,000         13,336
 *Esun Holdings, Ltd...................................      653,600         42,743
 *Fairwood Holdings, Ltd...............................      426,000          5,681
 *Fairyoung Holdings, Ltd..............................    1,446,000         23,363
 Far East Consortium International, Ltd................    1,641,378        104,184
 *Far East Holdings International, Ltd.................       70,000          1,795
 *Far East Hotels & Entertainment, Ltd.................    1,853,000         92,667
 First Sign International Holdings, Ltd................    1,050,000         27,063
 Fong's Industries Co., Ltd............................      962,000         83,882
 *Fortuna International Holdings, Ltd..................    2,727,000         11,539
 *Founder Holdings, Ltd................................      590,000         96,082
 Fountain Set Holdings, Ltd............................    1,274,000        186,235
 Four Seas Frozen Food Holdings, Ltd...................      347,184         19,366
 Four Seas Mercantile Holdings, Ltd....................      592,000        159,414
 *Fourseas.Com, Ltd....................................       60,000          2,731
 Frankie Dominion International, Ltd...................      630,173         17,212
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000         16,321
 *G-Prop (Holdings), Ltd...............................       28,365            393
 *Geomaxima Holdings, Ltd..............................      650,000         75,848
 Giordano International, Ltd...........................      686,000        312,276
 *Global Tech (Holdings), Ltd..........................    2,220,000        176,495
 Glorious Sun Enterprises, Ltd.........................      840,000        126,024
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        194,232
 Golden Resources Development International, Ltd.......    1,456,500         72,839
 *Gold-Face Holdings, Ltd..............................    2,003,600        202,967
 Goldlion Holdings, Ltd................................    2,052,000        109,197
 *Goldtron (Bermuda) Holdings, Ltd.....................      747,111          4,982
 *Golik Holdings, Ltd..................................    1,536,500         45,316
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        140,162
 Grande Holdings, Ltd..................................      504,105        471,879
 Great Eagle Holdings, Ltd.............................      265,000        283,739
 Great Wall Electronic International, Ltd..............    3,159,034         35,242
 *Group Sense (International), Ltd.....................    2,062,000         52,882
 *#Guangdong Investment, Ltd...........................    2,150,000        228,825
 *Guangnan Holdings, Ltd...............................    4,146,000        132,909
 *#Guangzhou Investment Co., Ltd.......................    3,510,000        292,555
 HKCB Bank Holding Co., Ltd............................    1,130,000        307,910
 HKR International, Ltd................................      555,260        147,741
 *Hang Fung Gold Technology, Ltd.......................    2,120,000         29,359
 Hanny Holdings, Ltd...................................    5,466,336         75,001
 Harbour Centre Development, Ltd.......................      784,000        492,605
                                                            SHARES           VALUE+
                                                            ------           ------

 *Harbour Ring International Holdings, Ltd.............    2,636,000   $    141,965
 Henderson China Holdings, Ltd.........................      911,000        408,859
 *Heng Fung Holdings Co., Ltd..........................    1,050,000         12,118
 High Fashion International, Ltd.......................      178,000         36,976
 *Hikari Tsushin International, Ltd....................    2,248,000         38,050
 *Hinet Holdings, Ltd..................................    4,258,114         11,466
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145         52,859
 Hong Kong and Shanghai Hotels, Ltd....................      562,000        185,567
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        529,393
 Hong Kong Parkview Group, Ltd.........................    1,130,000        124,613
 *Hop Hing Holdings, Ltd...............................      660,265         31,326
 Hopewell Holdings, Ltd................................      420,000        232,928
 Hsin Chong Construction Group, Ltd....................    1,569,658         79,504
 *Hualing Holdings, Ltd................................    1,344,000         62,904
 Hung Hing Printing Group, Ltd.........................      934,442        374,446
 IDT International, Ltd................................    4,028,486        289,279
 IMC Holdings, Ltd.....................................      604,000         96,813
 *ITC Corp., Ltd.......................................      466,157         22,714
 *Ideal Pacific Holdings, Ltd..........................      838,000         76,294
 *Imgo, Ltd............................................    1,464,000        112,636
 *Innovative International (Holdings), Ltd.............    1,474,003          5,481
 *Interchina Holdings Co., Ltd.........................    1,805,000        282,373
 *Interform Ceramics Technologies, Ltd.................    1,104,000          2,973
 International Bank of Asia, Ltd.......................    2,615,714        627,218
 International Pipe, Ltd...............................    2,253,587        130,039
 *Iquorom Cybernet, Ltd................................    4,145,000         10,630
 *Island Dyeing & Printing Co., Ltd....................      444,000          6,434
 *Isteelasia.com, Ltd..................................      667,286         20,878
 JCG Holdings, Ltd.....................................    1,048,333        651,970
 *Jackin International Holdings, Ltd...................      210,000          9,156
 *Jinhui Holdings Co., Ltd.............................      370,000          8,113
 K Wah International Holdings, Ltd.....................    4,255,737        256,483
 *KPI Co., Ltd.........................................      264,000          2,877
 *KTP Holdings, Ltd....................................      180,400         11,566
 *Kader Holdings Co., Ltd..............................      545,600         10,844
 *Kantone Holdings, Ltd................................      743,412          9,819
 Karrie International Holdings, Ltd....................       66,000          2,708
 *Keck Seng Investments (Hong Kong), Ltd...............      858,600         68,260
 Kee-Shing Holdings Co., Ltd...........................      886,000         53,397
 *King Fook Holdings, Ltd..............................    1,000,000         27,698
 Kingboard Chemical Holdings, Ltd......................      926,000        534,331
 Kingmaker Footwear Holdings, Ltd......................    1,058,750        205,002
 *Kong Sun Holdings, Ltd...............................      480,000         24,005
 *Kong Tai International Holdings Co., Ltd.............    8,300,000         32,993
 Kowloon Development Co., Ltd..........................      193,000         79,194
 *#Kumagai Gumi Hong Kong, Ltd.........................      970,000        101,993
 *Kwong Sang Hong International, Ltd...................    1,434,000         49,648
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         64,166
 *Lai Sun Development Co., Ltd.........................    2,970,000         49,509
 *Lai Sun Garment (International), Ltd.................    2,325,000         46,211
 *Lam Soon (Hong Kong), Ltd............................      302,310         73,653
 *Lam Soon Food Industries, Ltd........................      228,000         56,134
 *Lamex Holdings, Ltd..................................    3,628,800         49,789
 Le Saunda Holdings, Ltd...............................      236,000         10,592
 *Leading Spirit High-Tech Holdings Co., Ltd...........    2,310,000          2,962
 Leefung-Asco Printers Holdings, Ltd...................      144,000         17,542
 *Leung Kee Holdings, Ltd..............................    2,414,000         34,050

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Lippo, Ltd...........................................    1,074,760   $    118,521
 Liu Chong Hing Bank, Ltd..............................      365,000        336,986
 Liu Chong Hing Investment, Ltd........................      635,200        342,095
 *Logic International Holdings, Ltd....................      812,000         78,092
 Luks Industrial Group, Ltd............................      645,555         98,507
 Lung Kee (Bermuda) Holdings, Ltd......................      857,500        150,640
 *Magnificent Estates, Ltd.............................    3,778,000         15,018
 *Magnum International Holdings, Ltd...................      300,000          3,847
 *Mansion Holdings, Ltd................................    1,420,360         10,564
 *Mansion House Group, Ltd.............................      698,200         14,235
 *Megga (S.) International Holdings, Ltd...............    2,270,100          2,911
 Melbourne Enterprises, Ltd............................       45,500        134,775
 Midland Realty (Holding), Ltd.........................      496,000         39,433
 *Millennium Group, Ltd................................      928,000          9,758
 *Min Xin Holdings, Ltd................................      987,200        111,397
 Miramar Hotel & Investment Co., Ltd...................      203,000        145,771
 Moulin International Holdings, Ltd....................    3,496,372        237,618
 *Mui Hong Kong, Ltd...................................    1,845,000         17,034
 Nanyang Holdings, Ltd.................................      137,500         81,105
 National Electronics Holdings, Ltd....................    2,156,000         30,411
 New Island Printing Holdings, Ltd.....................      176,000         13,315
 *New Rank City Development, Ltd.......................        1,664            209
 *#New World China Land, Ltd...........................      702,800        243,322
 *New World Cyberbase, Ltd.............................       25,220            255
 #New World Infrastructure, Ltd........................      410,400        159,191
 *Next Media, Ltd......................................      124,000         17,808
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        778,146
 *Nph International Holdings, Ltd......................      600,400         76,219
 *Ocean Information Holdings, Ltd......................      122,000          2,659
 *Onfem Holdings, Ltd..................................    1,922,000         76,401
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         45,236
 #Oriental Press Group, Ltd............................    4,080,600        465,694
 Oxford Properties & Finance, Ltd......................      110,000        197,473
 Pacific Andes International Holdings, Ltd.............      156,000          9,202
 *Pacific Century Insurance Holdings, Ltd..............      330,000         79,553
 *Pacific Concord Holding, Ltd.........................    3,284,758        261,145
 *Pacific Plywood Holdings, Ltd........................   10,210,000         52,369
 Paul Y. ITC Construction Holdings, Ltd................      668,446         25,286
 *Peace Mark (Holdings), Ltd...........................    6,758,122         38,130
 *Pearl Oriental Holdings, Ltd.........................    9,064,000         62,763
 Pegasus International Holdings, Ltd...................      226,000         19,706
 *Perfect Treasure Holdings, Ltd.......................      642,000         31,283
 Perfectech International Holdings, Ltd................      571,450         49,828
 Pico Far East Holdings, Ltd...........................    1,190,000         80,874
 Playmate Toys Holdings, Ltd...........................    1,585,000         57,924
 Pokfulam Development Co., Ltd.........................      234,000         56,411
 *Poly Investments Holdings, Ltd.......................    2,670,000         95,864
 Prestige Properties Holdings, Ltd.....................      965,000         46,403
 *Prime Succession, Ltd................................      768,000         15,658
 *Prosper Evision, Ltd.................................       96,000          1,748
 *#QPL International Holdings, Ltd.....................    1,191,000        416,164
 *Quality Healthcare Asia, Ltd.........................    1,338,000         44,608
 *RNA Holdings, Ltd....................................       20,600            177
 Raymond Industrial, Ltd...............................      605,400         50,459
 Realty Development Corp, Ltd..........................      475,000        118,772
 *Regal Hotels International Holdings, Ltd.............    1,950,000         46,009
 *Rivera Holdings, Ltd.................................    3,160,000        103,327
                                                            SHARES           VALUE+
                                                            ------           ------

 Road King Infrastructure, Ltd.........................      449,000   $    171,285
 *Ryoden Development, Ltd..............................    1,912,000         88,263
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        108,738
 SA SA International Holdings, Ltd.....................    1,134,000         97,426
 Safety Godown Co., Ltd................................      408,000        183,111
 Saint Honore Holdings, Ltd............................      128,000         10,669
 *Same Time Holdings, Ltd..............................      410,000          6,361
 San Miguel Brewery Hong Kong, Ltd.....................      930,800        259,599
 Sea Holdings, Ltd.....................................    1,068,000        238,291
 *Seapower International Holdings, Ltd.................      854,000          4,380
 *Seapower Resources International, Ltd................    2,528,000         10,049
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         14,247
 Shaw Brothers Hong Kong, Ltd..........................      325,000        270,884
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        131,961
 *#Shenyin Wanguo (Hong Kong), Ltd.....................      847,500        106,501
 *Shenzhen International Holdings, Ltd.................    6,187,500        261,828
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         45,560
 *Shougang Concord Grand (Group), Ltd..................    1,701,000         65,435
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        170,945
 *Shougang Concord Technology Holdings, Ltd............    1,647,914         58,110
 Shui On Construction & Materials, Ltd.................      218,000        162,133
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452         23,946
 *Shun Ho Resources Holdings, Ltd......................      483,000         12,697
 *Shun Shing Holdings, Ltd.............................    2,573,600        214,507
 #Shun Tak Holdings, Ltd...............................    3,422,000        403,696
 Silver Grant International Industries, Ltd............    2,087,000        176,625
 *Simsen Metals & Holdings, Ltd........................    1,024,000          4,464
 *Sincere Co., Ltd.....................................      505,500         20,742
 *Singamas Container Holdings, Ltd.....................      320,000         14,772
 *Sino Foundations Holdings, Ltd.......................    1,074,000         26,166
 *Sinocan Holdings, Ltd................................      350,000          2,693
 Sinopec Kantons Holdings, Ltd.........................      414,000         46,186
 *Skynet (International Group) Holdings, Ltd...........      244,240            689
 *Smartone Telecommunications Holdings, Ltd............      284,000        311,366
 *Solartech International Holdings, Ltd................    4,960,000          6,996
 *Sound International, Ltd.............................       79,200            650
 South China Brokerage Co., Ltd........................    4,872,000         88,712
 *South China Industries, Ltd..........................    1,124,000         41,798
 *South China Strategic Investments, Ltd...............      857,400         45,077
 *South East Group, Ltd................................        3,000             53
 *South Sea Development Co., Ltd.......................    2,603,158         21,029
 Southeast Asia Properties & Finance, Ltd..............      175,692         38,750
 *Star Bio-Tech Holdings Limited.......................       42,292            716
 Starlight International Holdings, Ltd.................    5,245,170         43,045
 *Stelux Holdings International, Ltd...................    1,307,702         28,171
 *Styland Holdings, Ltd................................      101,808            718
 Sun Hung Kai & Co., Ltd...............................    3,338,600        440,949
 *Suncorp Technologies Ltd.............................       23,760          1,051
 *Sunway International Holdings, Ltd...................      402,000         25,516

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Suwa International Holdings, Ltd.....................    1,062,000   $     32,683
 Symphony Hld..........................................      278,000         55,254
 *Tack Hsin Holdings, Ltd..............................      542,000        125,100
 Tai Cheung Holdings, Ltd..............................    1,445,000        194,556
 Tai Fook Securities Group, Ltd........................       72,000          8,771
 Tai Sang Land Development, Ltd........................      627,984        138,504
 Tak Sing Alliance Holdings, Ltd.......................    2,909,865        111,939
 *Tak Wing Investment Holdings, Ltd....................      432,800         26,916
 Tan Chong International, Ltd..........................      666,000         93,941
 Techtronic Industries Co., Ltd........................    1,330,000        451,944
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000          9,852
 *Termbray Industries International (Holdings), Ltd....    2,304,900        130,044
 Tern Properties Co., Ltd..............................       61,200         10,477
 Texwinca Holdings, Ltd................................    1,074,000        420,040
 *Tian An China Investments Co., Ltd...................    4,355,750         98,302
 Tian Teck Land, Ltd...................................    1,098,000        229,497
 *Trans-Ocean (International), Ltd.....................      400,000         47,188
 *Trasy Gold Ex, Ltd...................................        2,060              9
 *Triplenic Holdings, Ltd..............................    2,378,000         25,004
 Tristate Holdings, Ltd................................      138,000         33,268
 Truly International Holdings, Ltd.....................    1,014,000        240,545
 *Tung Fong Hung Holdings, Ltd.........................    3,473,235         45,873
 Tungtex (Holdings) Co., Ltd...........................      788,000        146,515
 *Tysan Holdings, Ltd..................................    1,040,773         24,690
 *UDL Holdings, Ltd....................................       23,700            182
 *USI Holdings, Ltd....................................      928,999         71,475
 *United Power Investment, Ltd.........................    1,664,000         87,483
 *Universal Appliances, Ltd............................    2,770,000         22,732
 Universe International Holdings, Ltd..................      380,000         25,338
 Van Shung Chong Holdings, Ltd.........................      854,400        122,706
 *Vanda Systems & Communications Holdings, Ltd.........      644,000         92,489
 Varitronix International, Ltd.........................      142,288         85,754
 Vitasoy International Holdings, Ltd...................      819,000        130,224
 Wah Ha Realty Co., Ltd................................      278,600         25,007
 *Wah Nam Group, Ltd...................................    1,934,800          5,954
 *Wai Kee Holdings, Ltd................................    1,562,738         88,171
 *Wang On Group, Ltd...................................      774,000         11,811
 *Welback Holdings, Ltd................................    2,570,000         19,114
 *Wiltec Holdings, Ltd.................................      378,511         23,297
 *Winfoong International, Ltd..........................    1,210,000         27,153
 Wing Fai International, Ltd...........................    3,380,000        158,196
 Wing On Co. International, Ltd........................      565,000        182,935
 *Wing Shan International, Ltd.........................      896,000         36,766
 *Winsan China Investment Group, Ltd...................      384,000          8,125
 *Winsor Properties Holdings, Ltd......................      498,000        166,031
 *Wo Kee Hong (Holdings), Ltd..........................    1,944,000         14,957
 Wong's International (Holdings), Ltd..................    1,012,000        366,594
 Wong's Kong King International (Holdings), Ltd........    1,139,600         41,647
 World Houseware (Holdings), Ltd.......................      605,700         11,573
 YGM Trading, Ltd......................................      228,000        135,949
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         61,800
 *Yanion International Holdings, Ltd...................      118,000         13,618
 Yaohan International Caterers, Ltd....................      512,000         36,109
 *Yaohan International Holdings, Ltd...................      974,000              0
 Yau Lee Holdings, Ltd.................................      534,000         23,966
 *Yeebo International Holdings, Ltd....................       40,800          1,360
 *Yiu Wing International Holdings, Ltd.................    1,404,200         21,967
 *Yoshiya International Corp., Ltd.....................      612,300         10,207
                                                            SHARES           VALUE+
                                                            ------           ------

 *Yugang International, Ltd............................   11,916,000   $    128,350
 *Yunnan Enterprises Holdings, Ltd.....................      240,000         25,543
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $76,243,587)...................................                  37,900,499
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Hong Kong Dollars
   (Cost $262,114).....................................                     262,108
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600          1,275
 *CCT Telecom Holdings, Ltd. Rights 12/12/01...........       36,243              0
 *Can-do Holdings, Ltd. Rights 12/3/01.................      177,600              0
 *Climax International Co., Ltd. Warrants 02/08/04.....       59,200             91
 *Companion Building Material International Holdings,
   Ltd. Warrants 08/13/02..............................    3,463,213          4,441
 *E-Kong Group, Ltd. Rights 12/10/01...................    1,494,222          1,916
 *Gold Peak Industries Holdings, Ltd. Warrants
   02/08/02............................................      105,925          1,562
 *Hanny Holdings, Ltd. Warrants 04/03/02...............      728,844            935
 *Hikari Tsushin International Holdings, Ltd. Warrants
   04/27/02............................................      249,600            320
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      829,000          1,063
 *Kong Sun Holdings, Ltd. Warrants 04/25/02............       96,000            665
 *South China Information & Technology, Ltd. Warrants
   03/28/02............................................      171,480            220
 *Styland Holdings, Ltd. Warrants 12/31/01.............        5,090              7
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...          919             14
 *Tian An China Investments Co., Ltd. Warrants
   12/04/04............................................      871,150              0
 *Van Shung Chong Holdings, Ltd. Warrants 11/18/04.....       85,440          9,093
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      21,602
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $76,505,701)...................................                  38,184,209
                                                                       ------------
SINGAPORE -- (26.4%)
COMMON STOCKS -- (25.9%)
 ASA Ceramic, Ltd......................................      356,000         41,801
 Acma, Ltd.............................................    2,126,700        104,531
 *Allgreen Properties, Ltd.............................      598,000        295,559
 *Alliance Technology & Development, Ltd...............      156,000          5,538
 Amtek Engineering, Ltd................................      540,625        163,864
 Apollo Enterprises, Ltd...............................      193,000         72,464
 Armstrong Industrial Corp.............................      730,000         30,897
 *Asia Food and Properties, Ltd........................    3,106,000        118,739
 *Asia Pacific Breweries, Ltd..........................       53,000        133,725
 *Benjamin (F.J.) Holdings, Ltd........................      611,000        106,779
 Bonvests Holdings, Ltd................................      825,000        162,200
 *Broadway Industrial Group, Ltd.......................      352,000         13,457
 Bukit Sembawang Estates, Ltd..........................       71,334        444,116

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CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *CK Tang, Ltd.........................................      307,000   $     33,532
 *CSE Systems & Engineering, Ltd.......................      318,000         62,521
 CWT Distribution, Ltd.................................      461,500        131,060
 Causeway Investment, Ltd..............................      248,000         15,576
 Central Properties, Ltd...............................       66,000        472,183
 Centrepoint Properties, Ltd...........................      158,000        176,891
 Cerebos Pacific, Ltd..................................      166,000        198,540
 Chemical Industries (Far East), Ltd...................      105,910         45,116
 Chevalier Singapore Holdings, Ltd.....................      220,000         37,246
 Chip Eng Seng Corp., Ltd..............................      575,000         54,954
 Chuan Hup Holdings, Ltd...............................    3,050,000        632,963
 Chuan Soon Huat Industrial Group, Ltd.................      614,000        117,363
 Clipsal Industries Holdings, Ltd......................      126,976        159,494
 #Comfort Group, Ltd...................................    2,469,000        815,777
 *Compact Metal Industries, Ltd........................      643,000         40,383
 Cosco Investment, Ltd.................................    1,222,000        156,832
 Courts Singapore, Ltd.................................      495,000        131,112
 Creative Technology Co., Ltd..........................       44,900        333,488
 Cycle & Carriage, Ltd.................................      251,675        375,230
 Dovechem Terminals Holdings, Ltd......................      339,000        121,265
 #Eastern Asia Technology, Ltd.........................      510,000         96,091
 *Econ International, Ltd..............................    1,242,000         64,438
 Eng Wah Organisation, Ltd.............................      265,000         28,945
 First Capital Corp., Ltd..............................    1,215,000        670,182
 *Freight Links Express Holdings, Ltd..................    1,648,000         49,501
 #Fu Yu Manufacturing, Ltd.............................    1,291,000        296,122
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          5,161
 GB Holdings, Ltd......................................      200,000         52,428
 GK Goh Holdings, Ltd..................................    1,120,000        382,290
 GP Industries, Ltd....................................      602,000        244,933
 *General Magnetics, Ltd...............................      308,000         13,457
 #Ges International, Ltd...............................      590,000        169,163
 *Goldtron, Ltd........................................      473,000          6,458
 Guthrie GTS, Ltd......................................    1,174,400        128,275
 *HTP Holdings, Ltd....................................      479,000         51,011
 Hai Sun Hup Group, Ltd................................    2,604,000        227,539
 #Haw Par Brothers International, Ltd..................      565,200      1,259,382
 *Hind Hotels International, Ltd.......................      171,000        139,615
 Hitachi Zosen (Singapore), Ltd........................      962,000        315,225
 Ho Bee Investment, Ltd................................      761,000         78,965
 Hong Fok Corp., Ltd...................................    1,796,000        159,388
 Hong Leong Singapore Finance, Ltd.....................      598,000        493,143
 Hotel Grand Central, Ltd..............................      875,280        156,550
 Hotel Plaza, Ltd......................................    1,189,000        259,739
 #Hotel Properties, Ltd................................    1,393,000        920,516
 Hotel Royal, Ltd......................................      144,333         78,824
 Hour Glass, Ltd.......................................      298,000         75,677
 Huan Hsin Holdings, Ltd...............................      267,500        111,758
 Hup Seng Huat, Ltd....................................      900,200         66,369
 Hwa Hong Corp., Ltd...................................    2,785,000        577,968
 Hwa Tat Lee, Ltd......................................      455,000         83,244
 IDT Holdings, Ltd.....................................      398,000        228,227
 *IPC Corp., Ltd.......................................    1,936,000         68,725
 Inchcape Motors, Ltd..................................      491,000        493,395
 *Inno-Pacific Holdings, Ltd...........................      962,500         73,591
 International Factors (Singapore), Ltd................      290,000         62,559
 Intraco, Ltd..........................................      292,500        145,366
 Isetan (Singapore), Ltd...............................       98,000         95,267
 Jack Chia-MPH, Ltd....................................      638,000        233,448
 Jaya Holdings, Ltd....................................    2,127,000        180,050
 Jurong Cement, Ltd....................................      132,500         69,829
                                                            SHARES           VALUE+
                                                            ------           ------

 Jurong Engineering, Ltd...............................      112,000   $     84,410
 *K1 Ventures, Ltd.....................................    2,842,500        318,236
 Keppel Land, Ltd......................................      403,000        363,148
 Keppel Telecommunications and Transportation, Ltd.....    1,376,000        766,503
 Khong Guan Flour Milling, Ltd.........................       19,000         16,499
 Kian Ann Engineering, Ltd.............................      868,000         92,438
 Kian Ho Bearings, Ltd.................................      277,000         20,422
 Kim Eng Holdings, Ltd.................................    1,775,200        683,489
 Koh Brothers, Ltd.....................................    1,494,000         81,592
 *L & M Group Investments, Ltd.........................      451,100         35,722
 *LC Development, Ltd..................................    1,191,767         73,222
 Labroy Marine, Ltd....................................    2,600,000        354,984
 Lee Kim Tah Holdings, Ltd.............................      795,000         58,613
 *Leong Hin Holdings, Ltd..............................      165,000         62,177
 Liang Huat Aluminum, Ltd..............................    1,477,000         56,464
 *Lim Kah Ngam, Ltd....................................      350,999         11,501
 Low Keng Huat Singapore, Ltd..........................      372,000         41,648
 *Lum Chang Holdings, Ltd..............................    1,134,030        238,441
 Magnecomp International, Ltd..........................      466,000         83,984
 Marco Polo Developments, Ltd..........................      925,000        944,666
 *Mediaring.Com, Ltd...................................      836,000         52,505
 Metalock (Singapore), Ltd.............................       60,000          9,175
 Metro Holdings, Ltd...................................    1,575,800        344,236
 #Natsteel Broadway, Ltd...............................      546,000        551,645
 Natsteel, Ltd.........................................      387,000        173,308
 *Neptune Orient Lines, Ltd............................      670,000        321,997
 *Nera Telecommunications, Ltd.........................      428,000        141,415
 *Nippecraft, Ltd......................................    1,013,000         33,194
 *Orchard Parade Holdings, Ltd.........................    1,084,022        204,245
 Ossia International, Ltd..............................      708,000         50,266
 Overseas Union Enterprise, Ltd........................      542,000      1,746,411
 Overseas Union Trust (Foreign)........................      163,800        348,878
 *#PCI, Ltd............................................      530,000        157,749
 *Pacific Can Investment Holdings, Ltd.................      101,000          2,482
 Pan-United Corp., Ltd.................................    1,624,000        270,508
 Pentex-Schweizer Circuits, Ltd........................      916,000        106,304
 Pertama Holdings, Ltd.................................      459,750         32,641
 *Pokka Corp. (Singapore), Ltd.........................      159,000         13,459
 Prima, Ltd............................................      106,000        224,612
 Provisions Suppliers Corp.............................    3,373,000        248,682
 *Raffles Holdings, Ltd................................      722,000        163,637
 Republic Hotels and Resorts, Ltd......................      881,000        286,278
 Robinson & Co., Ltd...................................      284,832        684,442
 Rotary Engineering, Ltd...............................    1,231,000        129,415
 SMB United, Ltd.......................................    1,254,000         99,303
 SNP Corp., Ltd........................................      207,495         46,461
 *SPP, Ltd.............................................      454,000         11,777
 San Teh, Ltd..........................................      838,406        114,469
 Scotts Holdings, Ltd..................................    1,807,250        271,423
 Sea View Hotel, Ltd...................................       66,000        205,454
 *Sembcorp Logistics, Ltd..............................      230,000        226,097
 Sembcorp Marine, Ltd..................................      801,000        347,772
 Sin Soon Huat, Ltd....................................      929,000         43,125
 Sing Investments & Finance, Ltd. (Foreign)............       94,500         58,060
 *Singapore Food Industries, Ltd.......................      242,000         87,228
 Singapore Land, Ltd...................................      196,000        366,081
 Singapore Reinsurance Corp., Ltd......................    1,400,850        164,485
 Singapore Shipping Corp., Ltd.........................    1,302,000        110,214
 Singapura Building Society, Ltd.......................      139,250         83,653
 Singatronics, Ltd.....................................      748,000         98,041

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Smrt Corporation, Ltd.................................      855,000   $    340,866
 Ssangyong Cement (Singapore), Ltd.....................      236,000        150,797
 Stamford Tyres Corp., Ltd.............................       62,000         12,190
 #Straits Trading Co., Ltd.............................    1,117,200      1,006,723
 Sunright, Ltd.........................................      378,000         63,995
 Superbowl Holdings, Ltd...............................      490,000         42,816
 Superior Metal Printing, Ltd..........................      490,500         38,842
 Tibs Holdings, Ltd....................................      423,000        330,348
 Tiger Medicals, Ltd...................................      224,000        233,656
 *Transmarco, Ltd......................................      106,500         40,714
 *Tuan Sing Holdings, Ltd..............................    3,362,000        179,018
 UOB-Kay Hian Holdings, Ltd............................    1,352,000        468,862
 Unisteel Tec..........................................      228,000         65,372
 United Engineers, Ltd.................................      632,666        371,431
 United Industrial Corp., Ltd..........................      785,000        289,380
 United Overseas Insurance, Ltd........................      125,500        167,921
 #United Overseas Land, Ltd............................    1,104,000      1,073,209
 United Pulp & Paper Co., Ltd..........................      354,000         83,132
 *Uraco Holdings, Ltd..................................    1,803,600        206,850
 *Van Der Horst, Ltd...................................       18,543         75,123
 *Vertex Venture Holdings, Ltd.........................      800,150        190,088
 WBL Corp., Ltd........................................      510,000        473,494
 Wearnes International (1994), Ltd.....................       33,000          9,011
 Wing Tai Holdings, Ltd................................      661,000        249,084
 Yeo Hiap Seng, Ltd....................................      102,000        101,940
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $54,934,845)...................................                  34,002,158
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Singapore Dollars
   (Cost $509,098).....................................                     509,564
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7% (Non-Redeemable
   Convertible)
   (Cost $102,710).....................................      172,500        116,817
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04.........................      236,300          3,871
 *GES International, Ltd. Rights 12/19/01..............      118,000         14,500
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      18,371
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $55,546,653)...................................                  34,646,910
                                                                       ------------
NEW ZEALAND -- (11.8%)
COMMON STOCKS -- (11.8%)
 *AFFCO Holdings, Ltd..................................      503,188         69,056
 *Advantage Group, Ltd.................................      101,600         23,239
 Baycorp Holdings, Ltd.................................      200,614        926,068
 Bendon Group, Ltd.....................................       77,120         58,692
 CDL Hotels NZ, Ltd....................................      657,244         48,106
 CDL Investments NZ, Ltd...............................      262,935         18,589
 Cavalier Corp., Ltd...................................       77,444        196,461
 Colonial Motor Co., Ltd...............................       47,895         52,783
 *Cue Energy Resources NL..............................      452,354         10,535
 DB Group, Ltd.........................................      132,089        304,873
 Ebos Group, Ltd.......................................       57,108         75,999
                                                            SHARES           VALUE+
                                                            ------           ------

 *Evergreen Forests, Ltd...............................      323,301   $     73,948
 *#Fisher & Paykel Apppliances Holdings, Ltd...........      169,339        669,020
 #Fisher & Paykel Industries, Ltd......................      162,566      1,237,199
 *Force Corp., Ltd.....................................      380,914         15,049
 Hallenstein Glassons Holdings, Ltd....................      142,638        177,957
 Hellaby Holdings, Ltd.................................      118,179        109,107
 Horizon Energy Distribution, Ltd......................        8,084         43,873
 Independent Newspapers, Ltd. (Auckland)...............    1,014,000      1,518,095
 *Kingsgate International Corp., Ltd...................      479,679         26,930
 *Met Lifecare, Ltd....................................      202,860         96,174
 Michael Hill International, Ltd.......................       90,546        188,277
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760      1,005,446
 *New Zealand Oil & Gas, Ltd...........................      402,731         61,969
 New Zealand Refining Co., Ltd.........................       62,819        425,831
 Northland Port Corp. (New Zealand), Ltd...............      108,571         98,430
 Nuplex Industries, Ltd................................      200,476        241,779
 *Otter Gold Mines, Ltd................................       89,321          9,287
 Owens Group, Ltd......................................      138,522         72,009
 *Pacific Retail Group, Ltd............................      123,160         99,876
 Port of Tauranga, Ltd.................................      200,316        608,131
 Ports of Auckland.....................................      347,158        786,833
 Reid Farmers, Ltd.....................................      146,734         75,058
 Restaurant Brand New Zealand, Ltd.....................      245,500        190,920
 *Richina Pacific, Ltd.................................      137,322         37,120
 Sanford, Ltd..........................................      250,512        656,338
 Scott Technology, Ltd.................................       48,074         33,787
 *Seafresh Fisheries...................................       80,520          1,239
 *Shotover Jet, Ltd....................................      106,500         19,045
 Sky City, Ltd.........................................      568,916      1,473,991
 South Port New Zealand, Ltd...........................       30,744         18,028
 Steel & Tube Holdings, Ltd............................      151,610        165,822
 *Summit Gold, Ltd.....................................      107,419          5,897
 Tasman Agriculture, Ltd...............................      157,056        114,301
 Taylors Group, Ltd....................................       29,646         18,493
 Tourism Holdings, Ltd.................................      222,252        107,217
 *Trans Tasman Properties, Ltd.........................      891,408         85,263
 Tranz Rail Holdings, Ltd..............................      316,409        539,500
 Trustpower, Ltd.......................................      458,529        631,180
 Warehouse Group, Ltd..................................      503,486      1,434,289
 Waste Management NZ, Ltd..............................      254,272        279,165
 Williams & Kettle, Ltd................................       38,372         59,842
 Wrightson, Ltd........................................      317,720        149,308
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,509,071)...................................                  15,445,424
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.0%)
 Capital Properties New Zealand, Ltd. Notes
   8.500%, 04/15/05
   (Cost $210,193).....................................          201         86,097
                                                                       ------------

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $8,476).......................................                $      8,516
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *AFFCO Holdings, Ltd. Rights 12/14/01
   (Cost $0)...........................................      100,638          3,348
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $16,727,740)...................................                  15,543,385
                                                                       ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Abrar Corp. Berhad...................................       40,000          6,158
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Instangreen Corp. Berhad.............................       15,000          3,789
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *RNC Corp. Berhad.....................................       33,000          3,561
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Rekapacific Berhad...................................      473,000         57,258
 *Saship Holdings Berhad...............................      223,520         52,351
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $2,561,491)....................................                     404,487
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          950            276
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,302)........................................                         276
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.9%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $2,497,805) to be
   repurchased at $2,460,410
   (Cost $2,460,000)...................................   $    2,460      2,460,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $207,548,516)++................................                $131,229,965
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $208,499,453.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001


                                                               SHARES        VALUE+
                                                               ------        ------
UNITED KINGDOM -- (97.8%)
COMMON STOCKS -- (97.2%)
 600 Group P.L.C.......................................      100,910   $    85,625
 AEA Technology P.L.C..................................       36,737       124,952
 AIM Group P.L.C.......................................       32,063        50,298
 AIT Group P.L.C.......................................        6,891        67,071
 API Group P.L.C.......................................       51,500        47,739
 *ASW Holdings P.L.C...................................      849,314        37,850
 Abacus Polar P.L.C....................................       75,000       274,882
 Abbeycrest P.L.C......................................       42,590        50,716
 Abbot Group P.L.C.....................................       92,595       186,851
 Acal P.L.C............................................       13,671       100,893
 *Acatos & Hutcheson P.L.C.............................       39,436        35,150
 Adam & Harvey Group P.L.C.............................       10,500        22,087
 *Advanced Medical Solutions P.L.C.....................       24,258         3,546
 Advanced Power Components, Ltd........................        7,871         6,174
 *African Lakes Corp. P.L.C............................        7,760           941
 *Airflow Streamlines P.L.C............................       20,500        16,664
 Airsprung Furniture Group P.L.C.......................       58,000        59,968
 Alba P.L.C............................................      105,025       621,574
 Alexandra Workwear P.L.C..............................       86,243       112,537
 Alexon Group P.L.C....................................       86,632       192,115
 Allders P.L.C.........................................       16,000        37,649
 Allen P.L.C...........................................       50,000       200,368
 Alpha Airports Group P.L.C............................      392,541       299,496
 Alphameric P.L.C......................................      172,688       213,025
 Alumasc Group P.L.C...................................      100,245       162,974
 Alvis P.L.C...........................................      191,010       356,845
 Amberley Group P.L.C..................................      200,000        62,036
 Amey P.L.C............................................       32,837       179,589
 Amstrad P.L.C.........................................      149,652       112,045
 *Andrew Sykes Group P.L.C.............................      203,650       258,480
 *Anglesey Mining P.L.C................................       55,000         1,569
 Anglo Eastern Plantations P.L.C.......................       57,166        27,311
 *Anite Group P.L.C....................................      250,000       481,311
 *Antisoma P.L.C.......................................       70,000        42,926
 *Applied Optical Technologies P.L.C...................       21,300        23,086
 *Arena Leisure P.L.C..................................      180,335        97,084
 *Argonaut Games, Ltd..................................      100,000        93,410
 Armitage Brothers P.L.C...............................        4,000         8,357
 Armour Trust P.L.C....................................      198,500        46,709
 Ashtenne Holdings P.L.C...............................       50,000       151,524
 Aukett Associates P.L.C...............................      149,201        12,235
 Austin Reed Group P.L.C...............................       68,999       123,984
 *Autologic Holdings P.L.C.............................       17,489       114,106
 Avesco P.L.C..........................................       29,998       267,377
 Avon Rubber P.L.C.....................................       25,041        51,781
 *Axis-Shield P.L.C....................................       18,284        94,261
 Axon Group P.L.C......................................       19,756        56,630
 *Azlan Group P.L.C....................................      185,000       379,915
 *BNB Resources P.L.C..................................       49,000        29,699
 BPP Holdings P.L.C....................................       53,250       360,716
 BSS Group P.L.C.......................................       47,905       267,122
 *BWD Securities P.L.C.................................       10,951        73,792
 Babcock International Group P.L.C.....................      310,464       380,769
 Baggeridge Brick P.L.C................................       98,000       126,481
 Bailey (Ben) Construction P.L.C.......................       26,000        22,433
 *Bailey (C.H.) P.L.C..................................      109,500        13,664

                                                               SHARES        VALUE+
                                                               ------        ------

 *Bailey (C.H.) P.L.C. Class B.........................       10,000   $     2,710
 Barr (A.G.) P.L.C.....................................       43,000       276,871
 Beattie (James) P.L.C.................................      132,247       396,999
 Bellway P.L.C.........................................       93,000       545,764
 Bemrose Corp. P.L.C...................................       50,375        93,033
 Benchmark Group P.L.C.................................       21,513        82,069
 Berisford P.L.C.......................................       41,406        56,392
 Bespak P.L.C..........................................       55,918       398,725
 Bett Brothers P.L.C...................................       33,108       128,662
 *Biocompatibles International P.L.C...................       47,336        72,907
 *Bioglan Pharma P.L.C.................................       25,961         3,887
 *Biotrace International P.L.C.........................       50,000        88,062
 Birse Group P.L.C.....................................      421,901        67,688
 Black Arrow Group P.L.C...............................       56,500        36,259
 Blacks Leisure Group P.L.C............................       60,959       154,308
 *Blagden Industries P.L.C.............................      131,092             0
 Blick P.L.C...........................................       68,555       254,682
 Bloomsbury Publishing P.L.C...........................        5,307        62,325
 Body Shop International P.L.C.........................      194,000       284,964
 *Boosey & Hawkes P.L.C................................       35,500       100,747
 Boot (Henry) & Sons P.L.C.............................       47,000       159,859
 *Bradstock Group P.L.C................................      130,000         8,343
 Brake Brothers P.L.C..................................       25,261       191,832
 Brammer (H.) P.L.C....................................       86,623       352,071
 Brewin Dolphin Holdings P.L.C.........................       69,762       123,365
 Bristol Water Holdings P.L.C..........................       12,000       207,926
 *British Biotech P.L.C................................      198,000        49,415
 British Polythene Industries P.L.C....................       56,740       279,165
 Britt Allcroft Co. P.L.C..............................       25,000       187,176
 Brockhampton Holdings P.L.C...........................       12,000        52,195
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000        85,909
 Brown & Jackson P.L.C.................................      296,819       175,668
 *Brunel Holding P.L.C.................................       11,935         6,936
 Budgens P.L.C.........................................      306,137       419,120
 Bulgin (A.F.) & Co. P.L.C.............................       36,000         5,904
 Bullough P.L.C........................................      256,000        62,064
 Bulmer (H.P.) Holdings P.L.C..........................       60,500       365,825
 *Burn Stewart Distillers P.L.C........................      142,500        49,789
 *Burnden Leisure P.L.C................................       33,000         3,412
 Burndene Investments P.L.C............................      175,001        87,349
 Burtonwood Brewery P.L.C..............................       38,000       117,868
 Business Post Group P.L.C.............................       25,000       129,241
 *CLS Holdings P.L.C...................................      102,907       332,403
 CML Microsystems P.L.C................................        3,361        16,656
 Cadcentre Group P.L.C.................................       10,000        61,180
 Caffyns P.L.C.........................................        6,000        32,087
 *Cairn Energy P.L.C...................................       60,206       225,812
 *Calluna P.L.C........................................       77,140             0
 Camellia P.L.C........................................        2,950       130,417
 *Cammell Laird Group P.L.C............................      256,158        21,918
 *Cape P.L.C...........................................      119,518        28,976
 Capital & Regional Properties P.L.C...................       25,260        86,456
 *Capital Bars P.L.C...................................       70,000        17,969
 Carclo Engineering Group P.L.C........................      100,463        78,799
 Care UK P.L.C.........................................       64,835       177,064
 *Carlisle Holdings, Ltd...............................        8,709        23,598
 Carpetright P.L.C.....................................       95,000       800,010

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Carr's Milling Industries P.L.C.......................       19,000   $    37,663
 Castings P.L.C........................................       79,000       163,360
 *Cedar Group P.L.C....................................       16,360         3,266
 *Cenes Pharmaceuticals P.L.C..........................      298,612        43,650
 Chamberlin & Hill P.L.C...............................       18,000        42,997
 Chapelthorpe P.L.C....................................      547,324        44,881
 Charles Taylor Group P.L.C............................       15,656        92,992
 Charter P.L.C.........................................       88,743       156,931
 Chemring Group P.L.C..................................       49,000       254,710
 Chime Communications P.L.C............................       71,838       133,183
 Chloride Group P.L.C..................................      485,500       526,205
 Christie Group P.L.C..................................       53,263        33,422
 Chrysalis Group P.L.C.................................      268,082       894,613
 Churchill China P.L.C.................................       30,000        66,314
 City Centre Restaurants P.L.C.........................      174,871       127,810
 Clarkson (Horace) P.L.C...............................       44,733       119,614
 *Clinical Computing P.L.C.............................       40,000        20,251
 Clinton Cards P.L.C...................................      124,460       283,989
 *Clubhaus P.L.C.......................................       31,694         1,695
 Clydeport P.L.C.......................................       12,500        64,799
 Coats Viyella P.L.C...................................      275,000       179,422
 Colefax & Fowler Group P.L.C..........................       60,000        59,896
 *Communisis P.L.C.....................................      237,134       475,140
 Compel Group P.L.C....................................        5,000         6,025
 Coral Products P.L.C..................................       50,000        28,879
 *Corporate Services Group P.L.C.......................       82,200        38,685
 Cosalt P.L.C..........................................       30,700        93,473
 Countryside Property P.L.C............................       69,086       156,653
 Countrywide Assured Group P.L.C.......................      133,374       210,177
 Courts P.L.C..........................................      110,722       347,383
 Cox Insurance Holdings P.L.C..........................       62,000       123,786
 *Cradley Group Holdings P.L.C.........................       80,000        13,691
 *Cranswick P.L.C......................................        9,290        95,721
 Crest Nicholson P.L.C.................................      267,250       657,444
 *Creston Land & Estates P.L.C.........................        5,000         5,669
 Croda International P.L.C.............................       59,635       208,787
 Cropper (James) P.L.C.................................       22,000        46,277
 *Crown Sports P.L.C...................................      250,000        64,175
 *Culver Holdings P.L.C................................          338           171
 *DCS Group P.L.C......................................       10,000         4,635
 DFS Furniture Co. P.L.C...............................       41,300       267,103
 DTZ Holdings P.L.C....................................       89,500       176,138
 Daejan Holdings P.L.C.................................       25,000       432,288
 Dairy Crest Group P.L.C...............................        5,000        27,025
 *Danka Business Systems P.L.C.........................       15,000         3,155
 Dart Group P.L.C......................................       74,000       305,515
 Davis Service Group P.L.C.............................       10,000        57,971
 *Dawson International P.L.C...........................      100,688        55,283
 Delta P.L.C...........................................      150,000       228,890
 Deltron Electronics P.L.C.............................        8,621        10,266
 Densitron International P.L.C.........................       74,175        29,883
 Derwent Valley Holdings P.L.C.........................       90,000       888,821
 Development Securities P.L.C..........................       50,000       247,073
 Devro P.L.C...........................................       80,143        68,004
 Dewhurst P.L.C........................................        9,000         9,755
 Dewhurst P.L.C. Class A Non-Voting....................       15,500        13,926
 Diagonal P.L.C........................................       34,200        39,506
 *Dialog Corp. P.L.C...................................      207,000         8,118
 Dicom Group P.L.C.....................................       30,000       197,872
 Diploma P.L.C.........................................       22,648       106,746
 Dixon Motors P.L.C....................................       55,408       144,602

                                                               SHARES        VALUE+
                                                               ------        ------

 Domestic & General Group P.L.C........................       17,223   $   157,810
 Domino Printing Sciences P.L.C........................      335,935       665,920
 Domnick Hunter Group P.L.C............................       30,000       127,922
 Dowding & Mills P.L.C.................................      336,440       172,728
 Druck Holdings P.L.C..................................        8,000        26,069
 EBC Group P.L.C.......................................       33,000        55,768
 East Surrey Holdings P.L.C............................       36,800       130,152
 Edinburgh Fund Managers Group P.L.C...................       61,000       441,487
 *Eidos P.L.C..........................................       55,300       186,315
 Eldridge Pope & Co. P.L.C.............................       25,000        89,666
 Eleco Holdings P.L.C..................................      104,685        29,858
 Electronic Data Processing P.L.C......................       55,200        41,329
 Electronics Boutique P.L.C............................      150,000       273,812
 *Emess P.L.C..........................................      288,250        28,775
 Ennstone P.L.C........................................      135,323        62,238
 Eurocopy P.L.C........................................       41,051        18,734
 Eurodis Electron P.L.C................................       87,500        94,212
 Euromoney Institutional Investors P.L.C...............       65,000       291,995
 European Colour P.L.C.................................       82,090        31,023
 European Motor Holdings P.L.C.........................      118,325       183,087
 *European Telecom P.L.C...............................        7,000           799
 *Europower P.L.C......................................      232,092        23,169
 *Evans of Leeds Contingent Units P.L.C................       80,000             0
 *Express Dairies P.L.C................................      722,000       149,299
 Expro International Group P.L.C.......................       50,000       279,873
 *Eyretel P.L.C........................................      134,000       177,721
 FCX International P.L.C...............................       68,275       173,314
 *FII Group P.L.C......................................       41,166         5,577
 Falcon Holdings P.L.C.................................        5,500        14,315
 Fenner P.L.C..........................................       92,146       145,208
 *Ferguson International Holdings P.L.C................       89,105        44,476
 Ferraris Group P.L.C..................................        9,600        30,462
 *Fibernet Group P.L.C.................................       45,339       268,332
 Filtronic P.L.C.......................................        4,138        21,539
 Financial Objects P.L.C...............................        7,000         7,537
 Fine Art Developments P.L.C...........................      142,288       620,928
 First Technology P.L.C................................      117,111       674,731
 *Firth (G.M.) Holdings P.L.C..........................      163,080        16,280
 Firth Rixson P.L.C....................................      216,888        75,780
 Fisher (Albert) Group P.L.C...........................       76,000        97,004
 Forminster P.L.C......................................       43,333        13,904
 Forth Ports P.L.C.....................................      130,952     1,291,386
 Fortress Holdings P.L.C...............................      120,728        40,030
 *Foster (John) & Son P.L.C............................       27,500         4,216
 Freeport Leisure P.L.C................................       12,300        80,601
 French Connection Group P.L.C.........................       25,000       254,025
 *Friendly Hotels P.L.C................................       51,533        13,228
 Friends, Ivory & Sime P.L.C...........................       60,039       220,905
 Fuller, Smith & Turner P.L.C. Series A................       20,000       127,636
 Fulmar P.L.C..........................................      107,500        77,420
 *Future Network P.L.C.................................      315,000       208,889
 GWR Group P.L.C.......................................       49,700       182,509
 Galliford P.L.C.......................................      467,870       218,519
 Games Workshop Group P.L.C............................       12,932       102,816
 *Gaming International P.L.C...........................       14,000        12,878
 Gardner Group P.L.C...................................       26,923        11,902

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 Garton Engineering P.L.C..............................       10,248   $     6,723
 Gaskell P.L.C.........................................       36,000        16,942
 *Gearhouse Group P.L.C................................       25,000        10,339
 Geest P.L.C...........................................       88,260       863,455
 Gibbs & Dandy P.L.C...................................        4,500        18,771
 *Gioma Restaurants P.L.C..............................      100,000        22,818
 Gleeson (M.J.) Group P.L.C............................       22,471       356,512
 Glenmorangie P.L.C....................................       20,000       226,038
 Glotel P.L.C..........................................       15,300         8,510
 Go-Ahead Group P.L.C..................................       20,000       175,411
 *Goldshield Group P.L.C...............................       14,400       123,010
 Gowrings P.L.C........................................        5,000         6,025
 Grainger Trust, Ltd...................................       22,000       252,563
 Grampian Holdings P.L.C...............................      200,324       229,975
 Grantchester Holdings P.L.C...........................       54,000       126,296
 Greene King P.L.C.....................................       23,039       229,664
 *Greenwich Resources P.L.C............................      219,332         7,820
 Greggs P.L.C..........................................       26,000     1,107,728
 Guiness Peat Group P.L.C..............................      138,374        94,721
 *Gyrus Group P.L.C....................................       30,072       105,070
 Haden Maclellan Holdings P.L.C........................      176,224        78,536
 Halstead (James) Group P.L.C..........................       73,594       234,570
 Hamley's P.L.C........................................       47,500        73,498
 Hampson Industries P.L.C..............................      105,886        33,599
 *Hampton Trust P.L.C..................................      232,050        25,647
 Hanover International P.L.C...........................       11,751        15,082
 Hardys & Hansons P.L.C................................       48,000       196,803
 *Hartstone Group P.L.C................................      240,263        18,845
 Harvey Nash Group P.L.C...............................      105,000       198,407
 Havelock Europa P.L.C.................................       27,660        12,425
 *Hawtin P.L.C.........................................      196,500        28,724
 Haynes Publishing Group P.L.C.........................       14,703        17,299
 Headlam Group P.L.C...................................      132,974       476,932
 Heath (Samuel) & Sons P.L.C...........................        7,500        29,413
 Helical Bar P.L.C.....................................       35,000       393,070
 *Helphire Group P.L.C.................................      134,600       206,350
 Henlys Group P.L.C....................................        8,303        14,091
 Heywood Williams Group P.L.C..........................      140,400       334,376
 Highbury House Communications P.L.C...................      439,166       178,495
 High-Point P.L.C......................................       57,510        34,856
 Hill & Smith Holdings P.L.C...........................       86,850        81,746
 Hiscox P.L.C..........................................       70,000       150,739
 Hit Entertainment P.L.C...............................      106,848       519,604
 Hitachi Credit (UK) P.L.C.............................       16,412        26,565
 Holidaybreak P.L.C....................................       92,974       576,770
 Holmes Place P.L.C....................................       56,067       183,502
 *Horace Small Apparel P.L.C...........................      137,500        23,040
 House of Fraser P.L.C.................................      200,000       244,577
 *Howard Holdings P.L.C................................       57,730        30,050
 Hughes (T.J.) P.L.C...................................       11,625        22,464
 Hunting P.L.C.........................................      223,174       587,208
 Huntleigh Technology P.L.C............................       24,925       129,742
 *Huntsworth P.L.C.....................................       90,000        31,446
 IAF Group P.L.C.......................................       30,000         1,497
 IMS Group P.L.C.......................................       75,000        29,681
 *IQE P.L.C............................................       32,400        83,170
 *ISA International P.L.C..............................       95,214        10,523
 *Ids Group P.L.C......................................       23,000        18,860
 *Imagination Technologies Group P.L.C.................      189,698       179,902

                                                               SHARES        VALUE+
                                                               ------        ------

 Incepta Group P.L.C...................................      351,000   $   245,276
 *Industrial & Commercial Holdings P.L.C...............        5,000           107
 Informa Group P.L.C...................................       37,229       116,007
 *Intec Telecom Systems P.L.C..........................      100,000       104,819
 Intelek P.L.C.........................................       99,880        28,488
 *Interx P.L.C.........................................       20,000        34,084
 *Irevolution Group P.L.C..............................        5,000         1,462
 Isotron P.L.C.........................................       30,500       139,188
 Ite Group P.L.C.......................................      234,741        60,258
 Itnet P.L.C...........................................       35,754       133,591
 J.& J. Dyson P.L.C....................................       28,500        65,234
 *JKX Oil and Gas P.L.C................................      220,533        56,611
 *Jacobs (John I.) P.L.C...............................      116,000        36,394
 Jardine Lloyd Thompson Group P.L.C....................        3,520        31,801
 Jarvis Hotels P.L.C...................................      215,318       267,148
 Jarvis P.L.C..........................................      289,379     2,166,597
 *Jarvis Porter Group P.L.C............................       99,894        24,930
 John David Sports P.L.C...............................      114,500       443,330
 Johnson Group Cleaners P.L.C..........................      110,535       506,007
 Johnston Group P.L.C..................................       26,000        88,989
 Joseph (Leopold) Holdings P.L.C.......................       14,000       158,726
 Jourdan (Thomas) P.L.C................................       40,000        11,979
 *K S Biomedix Holdings P.L.C..........................       94,500       215,627
 *KBC Advanced Technologies............................       25,000        43,674
 *Kalamazoo Computer Group P.L.C.......................       56,120         8,203
 Keller Group P.L.C....................................      110,000       448,653
 *Kewill Systems P.L.C.................................       10,000         8,557
 Kier Group P.L.C......................................       10,839        75,356
 Kleeneze P.L.C........................................       84,300       222,408
 *Knowledge Support Systems Group P.L.C................       25,000         8,378
 Kunick P.L.C..........................................      420,000        82,358
 Laing (John) P.L.C....................................      175,961       302,382
 Laird Group P.L.C.....................................        6,000        13,263
 Lambert Howarth Group P.L.C...........................       25,200        42,047
 *Lamont Holdings P.L.C................................       72,231         8,756
 *Laura Ashley Holdings P.L.C..........................      249,150        94,158
 Lavendon Group P.L.C..................................       20,092        65,330
 Le Riche Group, Ltd...................................        6,900        54,613
 Leeds Group P.L.C.....................................       86,938        52,073
 *Leeds Sporting P.L.C.................................       66,000         9,648
 Leicester City P.L.C..................................      100,000        50,627
 Lincat Group P.L.C....................................        4,000        19,110
 Linton Park P.L.C.....................................       39,000       186,321
 Linx Printing Technologies P.L.C......................       27,000        88,946
 Litho Supplies P.L.C..................................       20,000         6,988
 Locker (Thomas) Holdings P.L.C........................      176,168        10,677
 London Bridge Software Holdings P.L.C.................       57,269       162,935
 *London Clubs International P.L.C.....................      144,646        48,992
 *London Forfeiting Co. P.L.C..........................       12,000         2,439
 London Scottish Bank P.L.C............................      263,000       466,957
 Lookers P.L.C.........................................       53,160        86,046
 *Lorien P.L.C.........................................       60,000        47,489
 Low & Bonar P.L.C.....................................       65,000        64,888
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985        10,781
 Luminar P.L.C.........................................        2,958        37,692
 Lynx Holdings P.L.C...................................      100,000       147,602
 *M.L. Laboratories P.L.C..............................       51,042        29,844

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

                                                               SHARES        VALUE+
                                                               ------        ------
 *MDIS Group P.L.C.....................................      342,029   $   190,230
 MFI Furniture Group P.L.C.............................      111,936       226,678
 MMT Computing P.L.C...................................        3,000         6,204
 MS International P.L.C................................       71,500        44,355
 MSB International P.L.C...............................       16,000        18,254
 MacDonald Hotels P.L.C................................       15,500        40,230
 MacFarlane Group Clansman P.L.C.......................      228,287       247,427
 Macro 4 P.L.C.........................................       42,500       157,585
 Maiden Group P.L.C....................................       16,800        76,068
 Mallett P.L.C.........................................       24,837        57,912
 Manganese Bronze Holdings P.L.C.......................       32,184        38,554
 Marshalls P.L.C.......................................      225,800       776,055
 *Martin International Holdings P.L.C..................      135,800        21,303
 Marylebone Warwick Balfour Group P.L.C................       73,345        91,000
 Mayflower Corp. P.L.C.................................      403,800       532,672
 McAlpine (Alfred) P.L.C...............................      196,111     1,166,245
 *McBride P.L.C........................................       10,000         5,918
 McCarthy & Stone P.L.C................................      194,968       738,210
 McKay Securities P.L.C................................       68,500       169,489
 McLeod Russel Holdings P.L.C..........................       74,524        46,231
 *Medical Solutions P.L.C..............................       26,658         5,227
 *Medisys P.L.C........................................      150,134       157,369
 Mentmore Abbey P.L.C..................................      236,561       399,773
 Menzies (John) P.L.C..................................       57,314       289,754
 *Merant P.L.C.........................................      172,500       227,553
 Merchant Retail Group P.L.C...........................      185,666       282,652
 Merrydown P.L.C.......................................       59,927        35,467
 Metal Bulletin P.L.C..................................       95,500       258,767
 Metalrax Group P.L.C..................................      358,740       340,215
 Mice Group P.L.C......................................       39,909        53,215
 Microgen Holdings P.L.C...............................       45,816        70,239
 Mitie Group P.L.C.....................................      500,000     1,058,884
 Molins P.L.C..........................................       68,000       140,614
 Monsoon P.L.C.........................................       71,000        85,053
 *Morse P.L.C..........................................       36,866       101,207
 *Moss Brothers Group P.L.C............................      163,400        65,830
 Mowlem (John) & Co. P.L.C.............................      309,656       876,581
 Mtl Instruments Group P.L.C...........................        4,348        13,176
 Mucklow (A & J) Group P.L.C...........................      175,000       514,111
 *NHP P.L.C............................................      125,000        82,447
 *NXT P.L.C............................................       22,446        54,418
 Nestor Healthcare Group P.L.C.........................      180,200     1,445,537
 *New Look Group P.L.C.................................       85,145       165,139
 Newcastle United P.L.C................................       48,923        21,977
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550       110,567
 Nord Anglia Education P.L.C...........................        5,000        18,896
 Northamber P.L.C......................................       75,888        91,991
 Northgate P.L.C.......................................      118,200       816,701
 *OEM P.L.C............................................       12,000         5,391
 Ocean Wilson Holdings, Ltd............................       84,250        96,120
 Ockham Holdings P.L.C.................................      124,269        77,091
 *Orbis P.L.C..........................................      142,859        31,069
 Osborne & Little P.L.C................................       11,200        52,709
 Owen (H.R.) P.L.C.....................................       30,000        64,389
 Oxford Instruments P.L.C..............................       43,051       124,939
 *Oxford Molecular Group P.L.C.........................       41,440        10,342
 *PPL Therapeutics P.L.C...............................       43,529        31,970
 PSD Group P.L.C.......................................       43,500       288,466
 *Paladin Resources P.L.C..............................       74,000        42,740
 Paragon Group of Companies P.L.C......................       47,000       178,292

                                                               SHARES        VALUE+
                                                               ------        ------

 Parity Group P.L.C....................................      128,750   $   108,331
 *Park Food Group P.L.C................................      291,600        95,646
 *Partners Holdings P.L.C..............................       40,000         7,131
 Partridge Fine Arts P.L.C.............................       58,000        42,598
 Paterson Zochonis P.L.C...............................       22,000       202,364
 Paterson Zochonis P.L.C. Non-Voting...................       27,000       200,225
 Pendragon P.L.C.......................................       95,750       296,313
 *Peptide Therapeutics Group P.L.C.....................       35,000       157,478
 Perry Group P.L.C.....................................       47,666        53,362
 Peterhouse Group P.L.C................................       85,427       456,855
 *Pharmagene P.L.C.....................................      160,000       207,641
 Photo-Me International P.L.C..........................      142,620        99,662
 Photo-Scan P.L.C......................................       40,777        63,968
 *Phytopharm P.L.C.....................................       12,600        76,997
 *Pic International Group P.L.C........................      342,975       229,886
 Pittards P.L.C........................................       60,985        45,660
 Planit Holdings P.L.C.................................      235,000       145,784
 *Plantation & General Investment P.L.C................       70,623        16,618
 *Plasmon P.L.C........................................      100,000       111,236
 Portmeirion Potteries (Holdings) P.L.C................       22,856        51,337
 Porvair P.L.C.........................................       50,000       147,958
 *Powderject Pharmaceuticals P.L.C.....................       44,500       344,280
 Precoat International P.L.C...........................       25,000        18,005
 *Premier Consolidated Oilfields P.L.C.................      152,488        36,425
 Pressac Holdings P.L.C................................       78,129        37,883
 *Princedale Group P.L.C...............................      250,000        70,414
 *Probus Estates P.L.C.................................       83,333         3,565
 *Property Partnerships P.L.C..........................       10,000        11,409
 #*Protherics P.L.C....................................      482,694       203,070
 *Proudfoot P.L.C......................................      236,420       211,568
 *Provalis P.L.C.......................................      104,615        30,211
 Prowting P.L.C........................................      157,630       292,236
 Psion P.L.C...........................................      165,200       221,457
 QS Holdings P.L.C.....................................       95,775        34,146
 *QSP Group P.L.C......................................       31,250         3,120
 *Queens Moat Houses P.L.C.............................      159,000        20,408
 Quick Group P.L.C.....................................       82,344        85,138
 Quintain Estates & Development P.L.C..................      108,350       283,542
 *Qxl.com P.L.C........................................      130,000         5,562
 RJB Mining P.L.C......................................       16,000        19,623
 *RMS Communications P.L.C.............................       15,000             0
 *RPC Group P.L.C......................................       43,400        96,553
 RPS Group P.L.C.......................................       92,594       199,394
 *Radamec Group P.L.C..................................       35,000        16,472
 *Radstone Technology P.L.C............................        5,000        13,833
 Ransom (William) & Son P.L.C..........................       30,000        22,461
 *Recognition Systems Group P.L.C......................       90,342         6,764
 Redrow Group P.L.C....................................       91,137       304,132
 *Redstone Telecom P.L.C...............................      148,707         2,227
 *Reece P.L.C..........................................      283,750         3,035
 Reed Executive P.L.C..................................      116,500       199,370
 *Reed Health Group P.L.C..............................      116,500       276,625
 Reg Vardy P.L.C.......................................      103,597       452,824
 Regent Inns P.L.C.....................................       93,909       207,582
 Reliance Security Group P.L.C.........................        9,000        84,069
 Renishaw P.L.C........................................      146,806       938,984
 Renold P.L.C..........................................      144,000       136,564
 Ricardo Group P.L.C...................................       84,709       567,779

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CONTINUED

                                                               SHARES        VALUE+
                                                               ------        ------
 *Richmond Oil & Gas P.L.C.............................      220,000   $         0
 *Rodime P.L.C.........................................      435,000        83,748
 *Rolfe & Nolan P.L.C..................................       24,000        33,029
 Roseby's P.L.C........................................       33,500       179,871
 Rotork P.L.C..........................................      171,135       806,607
 Rowe Evans Investments P.L.C..........................       86,917        79,950
 Roxboro Group P.L.C...................................       17,586        51,538
 *Roxspur P.L.C........................................       45,958         5,899
 *Royal Doulton P.L.C..................................       60,000        15,402
 Royalblue Group P.L.C.................................       11,800       122,003
 Rutland Trust P.L.C...................................      174,255        79,522
 S & U P.L.C...........................................       21,140       135,665
 *SCS Upholstery P.L.C.................................       29,000        76,097
 SFI Group P.L.C.......................................       26,713        88,191
 SIG P.L.C.............................................      103,200       379,709
 Safeland P.L.C........................................       25,000        15,687
 Salvesen (Christian) P.L.C............................      133,157       191,795
 *Sanctuary Group P.L.C................................      270,000       257,983
 Sanderson Bramall Motor Group P.L.C...................       68,166       225,046
 Saville (J.) Gordon Group P.L.C.......................      391,413       500,981
 Savills P.L.C.........................................      104,000       222,473
 Scapa Group P.L.C.....................................       44,337        50,583
 *Scipher P.L.C........................................       28,803        60,587
 Scottish Radio Holdings P.L.C.........................       13,100       161,599
 Secure Trust Group P.L.C..............................       27,118       140,190
 Senior Engineering Group P.L.C........................      122,900        63,097
 *Servicepower Technologies P.L.C......................      150,000        53,479
 Severfield-Rowan P.L.C................................       20,000        66,599
 Shaftesbury P.L.C.....................................      137,500       568,660
 Shanks & McEwan Group P.L.C...........................       92,900       224,562
 Sherwood International, Ltd...........................       16,674        35,074
 Shiloh P.L.C..........................................       14,500        51,696
 *ShopRite Group P.L.C.................................      204,780        36,505
 Silentnight Holdings P.L.C............................       84,300       203,173
 Simon Engineering P.L.C...............................      348,089       282,955
 Sinclair (William) Holdings P.L.C.....................       53,000        38,926
 Sindall (William) P.L.C...............................       66,000       414,141
 Sirdar P.L.C..........................................       41,600        45,978
 Skillsgroup P.L.C.....................................       79,475        52,703
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500       103,482
 *Soco International P.L.C.............................       59,000       118,638
 South Staff Water Holdings P.L.C......................      108,000       854,808
 Southampton Leisure Holdings P.L.C....................       19,615        10,909
 Spirax-Sarco Engineering P.L.C........................       55,100       305,277
 *Sportsworld Media Group P.L.C........................       26,049       101,230
 Spring Group P.L.C....................................      169,495       195,791
 Springwood P.L.C......................................       37,500        78,079
 St. Modwen Properties P.L.C...........................       50,000        76,653
 *Staffware P.L.C......................................       12,000        83,684
 Stanley (Charles) Group P.L.C.........................       76,800       320,360
 Stanley Leisure Organisation P.L.C....................      221,258       853,529
 Sterling Publishing Group P.L.C.......................       75,298        22,013
 Stirling Group P.L.C..................................      193,011        78,447
 *Stratagem Group P.L.C................................       70,315        19,053
 *Stylo P.L.C..........................................      127,367        50,859
 *Superscape P.L.C.....................................       14,621         5,421
 Swallowfield P.L.C....................................       15,000        18,825
 Syltone P.L.C.........................................       50,400        61,094
 *Synstar P.L.C........................................      143,000       114,203
 T & S Stores P.L.C....................................      138,335       621,433

                                                               SHARES        VALUE+
                                                               ------        ------

 TGI Group P.L.C.......................................       59,560   $    42,894
 *Tadpole Technology P.L.C.............................      109,090        16,724
 *Tandem Group P.L.C...................................      327,365             0
 *Tarsus Group P.L.C...................................       34,000        64,731
 Tay Homes P.L.C.......................................       52,629        81,059
 *Teamtalk.com Group P.L.C.............................      375,000        57,490
 Ted Baker P.L.C.......................................       16,500        73,181
 Telemetrix P.L.C......................................      165,708       322,573
 *Telme.com P.L.C......................................      250,000        23,174
 *Telspec P.L.C........................................       25,000        15,152
 *Ten Alps Communications P.L.C........................        2,352           755
 Tex Holdings P.L.C....................................       14,000        14,874
 *The Innovation Group P.L.C...........................       30,000       127,280
 *The Television Corp. P.L.C...........................       14,000        54,406
 Thorntons P.L.C.......................................      158,000       224,198
 Thorpe (F.W.) P.L.C...................................       24,000        40,901
 Tibbett & Britten Group P.L.C.........................       86,123       773,769
 Tilbury Douglas P.L.C.................................      142,194     1,018,988
 Tinsley (Eliza) Group P.L.C...........................       19,844         9,480
 Topps Tiles P.L.C.....................................       39,690       144,335
 Tops Estates P.L.C....................................       30,088        75,519
 Torex P.L.C...........................................       58,333       605,200
 *Torotrak P.L.C.......................................       39,193        64,557
 *Tottenham Hotspur P.L.C..............................      150,000       100,540
 Town Centre Securities (New) P.L.C....................      142,137       237,162
 *Trace Computers P.L.C................................       33,552        46,174
 Transport Development Group P.L.C.....................       19,782        55,012
 Triad Group P.L.C.....................................        9,412        12,282
 Trifast P.L.C.........................................       28,388        40,484
 Ulster Television, Ltd................................      115,602       482,218
 *Ultima Networks P.L.C................................      100,000         3,209
 Ultra Electronics Holdings P.L.C......................       32,680       185,255
 *Ultraframe P.L.C.....................................       37,200       120,691
 Umeco P.L.C...........................................        6,250        18,940
 Unite Group P.L.C.....................................       28,051       141,013
 *United Overseas Group P.L.C..........................      174,281         6,214
 Universal Salvage P.L.C...............................       10,755        72,624
 *Vanguard Medica Group P.L.C..........................       13,172        44,614
 *Vega Group P.L.C.....................................       10,000        25,670
 *Vert (Jacques) P.L.C.................................       45,000         6,578
 Vibroplant P.L.C......................................       83,100       100,733
 Victoria Carpet Holdings P.L.C........................       12,000        21,135
 Victrex P.L.C.........................................       35,948       148,670
 *Viglen Technology P.L.C..............................       13,791        13,177
 Vitec Group P.L.C.....................................       15,242        77,165
 *Vocalis Group P.L.C..................................        8,000           970
 Volex Group P.L.C.....................................       58,801       341,715
 Vosper Thornycroft Holdings P.L.C.....................       20,000       459,206
 Wagon Industrial Holdings P.L.C.......................       47,292       154,445
 Walker Greenbank P.L.C................................       53,105        12,685
 Warner Estate Holdings P.L.C..........................       70,000       316,952
 *Waterdorm P.L.C......................................      105,000             0
 Waterman Partnership Holdings P.L.C...................       65,000       115,408
 *Waverly Mining Finance P.L.C.........................       42,500         2,273
 Weir Group P.L.C......................................       35,236       125,877
 Wellington Holdings P.L.C.............................        9,000        11,744
 Wembley P.L.C.........................................        6,053        63,792
 Westbury P.L.C........................................      202,522       690,275
 Whatman P.L.C.........................................      241,935       401,954
 White Young Green P.L.C...............................        9,000        23,680

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED


                                                               SHARES        VALUE+
                                                               ------        ------
 *Whittard of Chelsea P.L.C............................      30,000    $    11,979
 *Wiggins Group P.L.C..................................   1,148,266        255,867
 Wilmington Group P.L.C................................      28,692         60,354
 Wilshaw P.L.C.........................................     198,409         62,249
 Wilson (Connolly) Holdings P.L.C......................      51,000        107,279
 Wintrust P.L.C........................................      22,500        184,502
 Wolverhampton & Dudley Breweries P.L.C................      93,071        673,600
 Worthington Group P.L.C...............................     102,653          8,052
 Wyevale Garden Centres P.L.C..........................      36,271        241,303
 Wyndeham Press Group P.L.C............................      63,066         78,696
 *XAAR P.L.C...........................................      18,405         25,329
 *Xenova Group P.L.C...................................     145,714         72,731
 *YJL P.L.C............................................      35,932         13,195
 Yates Brothers Wine Lodges P.L.C......................      23,113         45,322
 Yorklyde P.L.C........................................      25,555         20,044
 Yorkshire Group P.L.C.................................      82,504         44,711
 Young & Co's Brewery P.L.C............................      10,000         79,862
 Young & Co's Brewery P.L.C. Class A...................       5,234         50,010
 Yule Catto & Co. P.L.C................................      53,557        180,252
 *Zetters Group P.L.C..................................      29,000         61,415
 Zotefoams P.L.C.......................................      12,000         13,776
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $88,371,964)...................................                 93,830,197
                                                                       -----------
RIGHTS/WARRANTS -- (0.4%)
 *Audemars Piguet Holdings SA Letter of Entitlement....      90,242              0
 *Creston P.L.C. Warrants 03/31/04.....................       1,000              0
 *Vocalis Rights 12/19/01..............................       8,000            399
 WSP Group P.L.C. 06/21/01.............................      75,000        330,500
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $174,218)......................................                    330,899
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.2%)
 *British Pound Sterling
   (Cost $190,037).....................................                    174,922
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $88,736,219)...................................                 94,336,018
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   5.875%, 11/15/04, valued at $2,189,220) to be
   repurchased at $2,155,359
   (Cost $2,155,000)...................................   $   2,155      2,155,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $90,891,219)++.................................                $96,491,018
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $90,925,216.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES           VALUE+
                                                            ------           ------
FRANCE -- (15.8%)
COMMON STOCKS -- (15.7%)
 *Agricole de la Crau..................................          449   $     22,112
 Apem SA...............................................        1,000         35,834
 Assystem SA...........................................        2,657         82,887
 *Aurea................................................          600          5,367
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        256,661
 Bains de Mer et du Cercle des Etrangers a Monaco......        4,615        619,840
 *Berger Levrault SA...................................          476         52,637
 Boiron SA.............................................        3,800        239,877
 Brioche Pasquier SA...................................        5,200        322,201
 Burelle SA............................................        4,030        180,603
 CEGID SA..............................................        4,500        349,340
 *COM 1 SA.............................................          450          2,692
 *CS Communication et Systemes.........................       23,633        180,715
 Carbone Lorraine......................................       33,245      1,011,799
 Cegedim SA............................................        6,400        276,041
 Change de la Bourse SA................................          614         12,920
 Christian Dalloz SA...................................        2,022        147,012
 Cie Francaise des Ferrailles..........................       10,576        377,843
 Cie Industrielle et Financiere d'Ingenierie SA
   Ingenico............................................       56,200      1,318,422
 Compagnie Financiere Saint-Honore.....................        1,188        143,604
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,119,837
 *Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         12,088
 Continentale d'Entreprises SA.........................       20,087        854,150
 Costimex SA...........................................          700         13,914
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        180,061
 Cristalleries de Baccarat.............................        1,567        148,026
 *#Damart SA...........................................       22,900      1,648,574
 Deveaux SA............................................        1,040         63,695
 Didot-Bottin..........................................        1,620         87,178
 Docks des Petroles d'Ambes............................          100          8,954
 Docks Lyonnais........................................        1,147         22,009
 Dynaction SA..........................................       10,660        233,947
 Electricite de Strasbourg.............................       23,784        724,283
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814              0
 *Expand SA............................................        2,060        101,449
 Explosifs et de Produits Chimiques....................          524        104,160
 Fimalac SA............................................      104,100      3,592,355
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................        4,000         11,103
 Fininfo SA............................................        9,760        278,777
 Fonciere Lyonnaise SA.................................        2,896         69,235
 Fonderies Franco Belge................................          492         34,362
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        4,250        220,716
 *Fromagerie F. Paul Renard............................          200         14,147
 *GCI (Groupe Chatellier Industrie SA).................        7,258          1,170
                                                            SHARES           VALUE+
                                                            ------           ------

 GFI Industries SA.....................................        6,845   $    118,290
 Gantois Series A......................................          647         56,194
 Gascogne SA...........................................        6,472        400,436
 *#Gaumont.............................................       14,607        492,036
 *Generale de Geophysique SA...........................       17,278        547,663
 Gevelot...............................................        3,584        104,296
 Grands Moulins de Strasbourg..........................          110         14,390
 Groupe Guillin SA.....................................        1,200         29,011
 Groupe Norbert Dentressangle SA.......................        6,320        123,365
 Groupe Zannier SA.....................................        4,100        298,280
 Guitel-Etienne-Mobilor SA.............................          240         10,661
 Guyenne et Gascogne SA................................       26,000      2,009,097
 Hoteliere Lutetia Concorde............................        2,505        201,868
 Hotels et Casinos de Deauville........................        2,055        326,608
 IMS International Metal Service SA....................       12,630         83,686
 Immobanque............................................        1,098        118,961
 Immobiliere Marseillaise..............................          656      1,762,146
 Industrielle et Financiere d'Entreprise SA............          300         14,962
 *Informatique et Realite SA...........................        2,643         25,559
 *Lectra Systemes SA...................................       19,192         73,034
 Legris Industries SA..................................        9,350        168,695
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        180,513
 MRM...................................................        1,424         34,414
 Manitou SA............................................       11,092        645,565
 Matussiere et Forest SA...............................       13,600         94,253
 *Metaleurop SA........................................       35,749        102,431
 *Montupet SA..........................................       32,450        305,376
 *NAF NAF SA...........................................        4,200         46,820
 Nord-Est SA...........................................        2,707         64,838
 PSB Industries SA.....................................        1,240         86,936
 Parc Asterix SA.......................................          822         13,616
 Parisienne de Chauffage Urbain........................          200         12,894
 *Pier Import Europe SA................................       12,100         54,172
 Pinguely-Haulotte SA..................................       25,000        242,429
 Plastic Omnium........................................        5,141        294,608
 Radiall SA............................................        1,340         81,049
 Robertet SA...........................................        1,076         62,142
 Rochette..............................................       84,470        480,278
 Rougier SA............................................        2,040        105,944
 SDR de Bretagne SA....................................          714          8,298
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064        425,243
 SOGEPAG (Societe Exploitation de Parces et Gauges)....          379         13,676
 SR Teleperformance....................................       90,928      1,791,171
 *Sabate SA............................................        2,400         38,681
 Sabeton...............................................       13,500        129,340
 Samse SA..............................................        4,400        315,181
 Sechilienne...........................................        2,200        141,437
 Securidev SA..........................................        1,500         12,840
 Selectibanque SA......................................        7,100        102,671
 Sidergie SA...........................................        4,000         97,061
 #Skis Rossignol SA....................................       41,668        548,450
 Smoby SA..............................................          500         13,207
 Societe Financiere Interbail SA.......................       17,550        477,713

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Societe Francais des Papiers Peints...................          400   $      8,596
 Sopra SA..............................................        6,900        238,172
 Sucriere de Pithiviers-le-Vieil.......................        1,825        606,253
 Taittinger SA.........................................       12,700      1,489,676
 Touax (Touage Investissement SA)......................       10,378        183,061
 *Trouvay et Cauvin SA.................................        1,500         11,739
 Unilog SA.............................................        6,320        390,466
 Union Generale du Nord SA.............................          994         58,608
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700      1,443,335
 *Valtech, La Defense..................................       20,000         40,293
 Vermandoise de Sucreries..............................          323        219,803
 *Viel et Cie..........................................       42,228        127,423
 Vilmorin et Cie SA....................................        2,349        150,280
 Virbac SA.............................................        1,713        138,811
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $29,900,178)...................................                  34,291,598
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Simco SA CVG Warrants 10/31/03
   (Cost $86,256)......................................       19,695        121,681
                                                                       ------------
TOTAL -- FRANCE
  (Cost $29,986,434)...................................                  34,413,279
                                                                       ------------
GERMANY -- (14.5%)
COMMON STOCKS -- (14.5%)
 Aachener Strassenbahn-Und Energie Versorguns AG.......        3,220         46,131
 *Acg AG Fuer Chipkarten und Informationssysteme.......        1,400          7,835
 *Adva AG Optical Networking...........................        3,500         19,430
 *Agrob AG.............................................        5,800         67,513
 Aigner (Etienne) AG...................................          600         85,958
 Alsen AG, Hamburg.....................................       16,400        367,114
 *Alte Leipziger Versicherungs AG Series C.............        1,043        452,942
 Amira Verwaltungs AG..................................          200         92,226
 Andreae-Noris Zahn AG, Anzag..........................       27,200        657,581
 Anterra Vermoegensverwaltungs AG......................        1,350        112,417
 *Articon Integralis AG................................        2,100         21,605
 BUS (Berzelius Umwelt Service) AG.....................        5,400         32,831
 Baader Wertpapier Handelsbank AG......................        7,900         32,539
 *Babcock Borsig AG....................................       37,480        263,443
 *Balda AG.............................................        3,600         32,557
 Bayerische Handelsbank AG.............................       99,086      1,818,792
 #Beate Uhse AG........................................       16,800        138,393
 *Bechtle AG...........................................        2,200         16,547
 Berliner Elektro Holding AG...........................       11,061         67,347
 Berliner Kindl-Brauerei AG............................          790        141,473
 *Bertrandt AG.........................................        3,100         44,273
 Beru AG...............................................          600         26,352
 Bilfinger & Berger Bau AG, Mannheim...................       14,400        312,029
 *Biodata Information Technology AG....................        1,000            600
 Blaue Quellen Mineral und Heilbrunnen AG..............          267        182,890
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          192         27,507
 Boewe Systec AG.......................................        3,000         51,844
 *Brau und Brunnen AG..................................        4,995         86,767
 Bremer Energiekonto AG................................        1,200         15,902
                                                            SHARES           VALUE+
                                                            ------           ------

 *Bremer Woll-Kaemmerei AG.............................       19,960   $     33,957
 Brillant AG...........................................        1,310         45,511
 *#Brokat AG...........................................        4,900          1,536
 Buckau (Walther) AG...................................        7,800              0
 Ce Consumer Electrnic AG..............................        2,700         19,099
 Ceag AG...............................................       20,670        145,287
 Cewe Color Holding AG.................................        1,900         20,755
 *Ceyoniq AG...........................................        2,900         14,282
 *Computerlinks AG.....................................          600         10,020
 *Comroad AG...........................................        2,200         19,502
 *Concordia Bau und Boden AG...........................      102,602        459,349
 *DAS Werk AG..........................................        1,200          3,438
 Data Modul AG.........................................        2,400         46,095
 Deutsche Steinzeug Cremer & Breuer AG.................       87,200         89,010
 Deutsche Verkehrs-Bank AG.............................        7,124        574,094
 *Dierig Holding AG....................................       10,500         84,427
 Dis Deutscher Industrie Service AG....................        1,400         35,162
 Doag-Holding AG.......................................        7,500         28,541
 Dom-Braugerei AG......................................        1,100         44,322
 Duerr Beteiligungs AG.................................       14,750        322,254
 *Dyckerhoff AG DM50...................................       12,750        296,825
 *Dyckerhoff and Widmann AG............................       49,190         84,566
 *Elmos Semiconductor AG...............................        2,100         28,393
 ElreingKlinger AG.....................................        1,500         30,891
 *#Em TV & Merchandising AG............................       16,600         28,984
 Erlus Baustoffwerke AG................................          297         83,769
 *Erste Kulmbacher Actien Brauerei AG..................          432              0
 Escada AG.............................................       10,260        188,329
 Eurobike AG...........................................        1,700          5,449
 *Evotec Biosystems AG.................................        3,800         40,558
 #Fag Kugelfischer Georg Schaefer AG...................       24,300        257,835
 Feilmann AG...........................................        2,300         76,816
 Fja AG................................................          800         35,100
 Forst Ebnath AG.......................................           13          6,169
 *Freenet.De AG........................................        1,900         24,838
 Fuchs Petrolub AG Oel & Chemie........................        2,231        121,656
 *GFK AG...............................................        2,600         51,124
 *GPC Biotech AG.......................................        1,900         22,967
 *Gft Technologies AG..................................        2,100         11,752
 Gilde Brauerei AG.....................................        1,200        333,089
 Goldschmidt (T.H.) AG.................................       83,200      2,011,425
 *Gontard & Metallbank AG..............................        3,700          6,759
 *Grenkeleasing AG.....................................          800         13,753
 Gwag Bayerische Wohnungs-Aktiengesellschaft AG........        2,665         77,553
 *Hagen Batterie AG....................................          104         56,990
 Hamborner AG..........................................       21,000        428,717
 Hasen-Braeu AG........................................        1,000         36,711
 *Herlitz AG...........................................        3,462          6,510
 Holsten-Brauerei AG...................................       38,462        588,904
 *Holzmann (Philipp) AG................................        2,200         16,941
 *Hucke AG.............................................        8,300         14,864
 IFA Hotel & Touristik AG..............................        7,000         62,051
 *Intershop Communications AG..........................        5,200         11,081
 Iwka AG...............................................       26,613        300,249
 *Ixos Software AG.....................................        6,100         21,848
 *Jumptec Industrielle Computertechnik AG..............        2,000         15,043
 K & S Aktiengesellschaft AG...........................      129,500      2,406,050
 KSB AG................................................        2,387        183,916
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650        746,092

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kampa-Haus AG.........................................        8,375   $     41,694
 Kamps AG, Duesseldorf.................................        8,200         65,713
 *Kaufring AG..........................................        2,203          6,293
 Keramag Keramische Werke AG...........................       13,000        449,311
 *#Kloeckner Humboldt-Deutz AG.........................       25,650         45,704
 *Kloeckner-Werke AG...................................        4,500         70,714
 *Km Europa AG (New)...................................        1,338         24,967
 Kolbenschmidt Pierburg AG, Duesseldorf................       28,473        314,860
 *Kontron Embedded Computers AG........................        2,600         33,524
 Kraftuebertragungswerke Rheinfelden AG................        4,684      1,174,754
 Kromschroeder (G.) AG.................................       26,520        161,710
 Krones AG.............................................          700         24,319
 Kupferberg (Christian Adalbert) & Cie KG A.A..........          151         70,983
 LPKF Laser & Electronics AG...........................        2,200         11,918
 Lehnkering AG.........................................       15,300        143,846
 Leifheit AG...........................................       12,500        307,794
 Leoni AG..............................................       25,000        565,221
 *Loewe AG.............................................          700         20,057
 MG Vermoegensverwaltungs AG...........................        3,141        112,498
 *MLF Holding fuer Umwelttechnologie AG................          165              0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........           33              0
 MVV Energie AG........................................       20,200        274,923
 *MWG Biotech AG.......................................        6,600         11,997
 *Maihak (H.) AG.......................................          143          7,247
 Mannheimer Aktiengesellschaft Holding AG..............       35,580      1,608,845
 Markt und Kuehlhallen AG..............................       14,000        231,908
 *Maternus-Kliniken AG, Bad Oyenhausen.................        2,400          6,447
 *Maxdata AG...........................................       11,500         82,377
 Mensch und Maschine Software AG.......................          900          9,026
 *Moenus Textilmaschinen AG............................        5,250          2,350
 *Moksel (A.) AG.......................................       15,800         46,403
 *Morphosys AG.........................................        1,100         54,664
 Mueller-Weingarten AG.................................       11,580        207,375
 *Nemetschek AG........................................        3,800         13,950
 Neue Baumwoll-Spinnerei und Weberei Hof AG............       12,170         85,542
 *Niedermayr Papierwarenfabrik AG......................        1,200         18,803
 *Norddeutsche Affinerie AG............................        1,900         23,596
 Norddeutsche Steingutfabrik AG........................        5,960         31,486
 *Otto Reichelt AG.....................................       11,950         73,830
 *Parsytec AG..........................................          700          3,886
 *Pfaff (G.M.) AG......................................       80,000         22,206
 *Pfeiffer Vacuum Technology AG........................        1,000         35,816
 Pfleiderer AG.........................................       17,000        118,578
 Phoenix AG, Hamburg...................................       37,500        392,857
 Progress-Werk Oberkirch AG............................        5,000         83,272
 Puma AG...............................................        4,900        121,533
 *Qs Communications AG.................................        5,900          7,660
 *RTV Family Entertainment AG..........................        9,500         13,610
 *Rational AG..........................................        1,200         36,532
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200        126,789
 Renk AG...............................................       19,400        326,570
 #Rheinmetall Berlin AG................................       45,000        693,039
 *SGL Carbon AG........................................        2,100         52,085
                                                            SHARES           VALUE+
                                                            ------           ------

 Salzgitter AG.........................................       24,900   $    217,381
 *Schneider Rundfunkwerke AG...........................       10,274         45,997
 Schwarz Pharma AG.....................................        9,000        233,699
 Sektkellerei Schloss Wachenheim AG....................       15,120         95,040
 *Senator Entertainment AG.............................        9,800         28,080
 *Ser Systeme AG.......................................        6,000         13,431
 *Sibra Beteiligungs AG................................        8,844         23,757
 *Singulus Technologies AG.............................        3,600         95,091
 Sinner AG, Karlsruhe..................................        4,160         39,111
 #Sixt AG..............................................        6,500         50,926
 *Stada Arzneimittel AG................................        1,400         44,752
 Stahl (R.) AG.........................................        2,000         12,177
 *Steag Hamtech AG.....................................        1,800         14,280
 Stoehr & Co. AG.......................................       16,000         85,958
 Stollwerck AG.........................................          480        107,448
 *Strabag AG...........................................        3,332         69,604
 Stuttgarter Hofbraeu AG...............................       18,000        282,051
 Sued-Chemie AG........................................       29,146        939,503
 *Suess Microtec AG....................................        1,400         38,986
 #Takkt AG.............................................       29,100        157,118
 Tarkett AG............................................       12,800         67,621
 *Technotrans AG.......................................          200          6,522
 *Telegate AG..........................................        1,400          2,758
 *Terrex Handels AG....................................        1,250         55,962
 *United Internet AG...................................        5,400         22,919
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415         66,598
 VK Muehlen AG.........................................        1,312         58,503
 Vereinigte Deutsche Nickel-Werke AG...................       13,800        279,875
 Vossloh AG............................................       15,900        311,075
 *WCM Beteiligungs AG..................................      100,666      1,158,251
 Walter AG.............................................       13,500        360,219
 Wanderer-Werke AG.....................................        7,903        100,484
 *Wedeco AG Water Technology...........................        1,100         35,261
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000         38,547
 Wuerttembergische Hypotheken Bank AG..................       21,827        922,471
 Wuerttembergische Lebensversicherung AG...............        4,430         99,007
 Wuerttembergische Metallwarenfabrik AG................       30,330        440,223
 Wuerzburger Hofbraeu AG...............................          133         36,917
 Zapf Creation AG......................................          800         17,765
 Zementwerk Lauffen-Elektrizitaetswerk Heilbronn AG....       10,455        585,088
                                                                       ------------
TOTAL -- GERMANY
  (Cost $36,396,424)...................................                  31,685,584
                                                                       ------------
SWITZERLAND -- (11.5%)
COMMON STOCKS -- (11.4%)
 *AFG Arbonia-Forster Holding AG.......................        2,610        139,471
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30         18,081
 Afipa SA, Vevey.......................................           20          4,979
 Afipa SA, Vevey Series A..............................           80         27,739
 Aletsch AG, Moerel....................................           50        161,526
 BHB Beteiligungs und Finanzgesellschaft...............          150          4,000
 BKW FMB Energie AG, Bern..............................          660      1,021,988
 BVZ (Brig Visp Zermatt) Holding AG....................          370         48,306
 Bank Coop AG..........................................        5,881        644,600

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bank Sarasin & Cie Series B, Basel....................          274   $    527,438
 *Banque Cantonale de Geneve...........................        1,344        128,949
 *Banque Cantonale du Jura.............................          450         55,198
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        666,752
 Basellandschaftliche Kantonalbank.....................          600        221,886
 Basler Kantonalbank...................................        5,000        198,568
 *Bobst Group SA.......................................       18,200        555,353
 Bon Appetit Holding A.................................        1,650        117,980
 Bossard Holding AG....................................        6,350        122,235
 Bucher Holding AG, Niederweningen.....................          671        488,951
 CKW (Centralschweizerische Kraftwerke), Luzern........          670        683,512
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................        1,500        132,075
 *Calida Holding AG....................................          396         50,979
 Canon (Schweiz) AG, Dietlikon.........................        3,706        162,032
 Carlo Gavazzi Holding AG..............................          910         45,865
 Cie Financiere Tradition..............................        2,500        241,379
 *Crossair AG fuer Europaeischen Regionalluftverkehr,
   Basel (Genusschen)..................................          330         19,257
 Daetwyler Holding AG, Atldorf.........................          348        465,327
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390      1,426,533
 Edipresse SA, Lausanne................................          694        184,585
 Eichhof Holding AG....................................          188         91,329
 Energie Electrique du Simplon SA......................          350         22,741
 Escor AG, Duedingen...................................          744         11,295
 Financiere Michelin, Granges-Paccot...................          637        188,378
 Forbo Holding AG, Eglisau.............................        1,100        336,655
 Fuchs Petrolub AG Oel & Chemie Non-Voting.............        2,001        105,774
 Galenica Holding AG, Bern Series B....................          405        329,550
 Generale d'Affichage, Geneve..........................          290        114,465
 Generali (Switzerland) Holdings, Adliswil.............        1,670        409,694
 Golay-Buchel Holding SA, Lausanne.....................           40         41,778
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         36,386
 Gurit-Heberlein AG....................................        1,125        799,282
 *HPI Holding SA.......................................        6,000         25,868
 Hero AG...............................................        3,040        365,511
 *Industrieholding Cham AG, Cham.......................          864        104,931
 Jelmoli Holding AG, Zuerich...........................        1,521      1,551,673
 #Jelmoli Holding AG, Zuerich (Namen)..................        2,835        585,321
 Kardex AG, Zuerich....................................        1,039        175,397
 Kardex AG, Zuerich (Participating)....................          610         98,901
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,681,316
 Kuehne & Nagel International AG.......................        3,240        155,233
 Lem Holdings AG, Lyss.................................          270         45,907
 *#Logitech International SA...........................       66,100      2,307,975
 Maag Holding AG, Zuerich..............................          922        123,733
 *Mikron Holding AG, Biel..............................        1,326        113,534
 #Moevenpick-Holding, Zuerich..........................        1,320        432,842
 *Nextrom Holding SA...................................          277         22,708
 *Omnium Geneve SA, Geneve.............................          110             73
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        240,468
 Oz Holding AG.........................................        4,400        347,342
 *Parco Industriale e Immobiliare SA...................          600          1,275
 Phoenix Mecano AG, Stein am Rhein.....................        2,749        667,723
                                                            SHARES           VALUE+
                                                            ------           ------

 *Reg Real Estate Group................................        8,010   $    471,809
 Sarna Kunststoff Holding AG, Sarnen...................          176        135,731
 *Schaffner Holding AG.................................          300         60,117
 Schweizerhall Holding AG, Basel.......................          140        157,276
 Schweizerische National Versicherungs Gesellschaft....          396        201,993
 Siegfried AG, Zofingen................................          856        675,739
 Sig Holding AG........................................        1,600        137,965
 *Sihl.................................................          150          2,364
 Sika Finanz AG, Baar..................................          800        167,356
 Sika Finanz AG, Baar (Namen)..........................          750         26,369
 Sopracenerina.........................................        2,409        168,959
 UMS Schweizerische Metallwerke Holding AG, Bern.......        2,560        136,178
 Unigestion Holding, Geneve............................        2,891        172,043
 Vaudoise Assurances Holding, Lausanne.................           45         81,158
 Villars Holding SA, Fribourg..........................          150         23,227
 *Von Moos Holding AG, Luzern..........................        7,000         25,929
 *Von Roll Holding AG, Gerlafingen.....................       23,024         69,626
 WMH Walter Meier Holding AG, Staefa...................           50         33,702
 Zehnder Holding AG....................................          193        111,221
 *Zellweger Luwa AG....................................        3,040        124,606
 Zschokke Holding SA, Geneve...........................          230         53,771
 Zueblin Holding AG....................................           93            525
 Zuercher Ziegeleien Holding, Zuerich..................        1,415        988,134
 Zuger Kantonalbank....................................          545        708,226
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $18,924,271)...................................                  24,834,626
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG Oel & Chemie 7.29% Non-Voting
   (Cost $266,229).....................................        2,001        111,485
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $22,281)......................................                      22,681
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $19,212,781)...................................                  24,968,792
                                                                       ------------
ITALY -- (8.1%)
COMMON STOCKS -- (8.1%)
 *Auschem SpA (In Liquidation).........................       82,000              0
 *Azienda Mediterranea Gas e Acqua SpA.................       78,000         81,155
 *Banca Intermobiliare di Investimenti e Gestoni SpA...       27,500        112,283
 Banca Popolare Dell'etruria e Del Lazio Scrl SpA......        4,000         34,976
 *Banca Popolare di Lodi Scarl.........................       33,000        263,274
 *Banca Profilo SpA....................................       29,000         75,303
 Banca Toscana.........................................       75,000        251,160
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        433,015
 Banco di Desio e della Brianza SpA....................       27,500         70,669
 Banco Piccolo Valellinese Scarl SpA...................       12,000         87,892
 Bassetti SpA..........................................       61,500        240,092
 *Bastogi SpA..........................................    1,183,000        172,659
 *Bayerische Vita SpA..................................       24,000        158,808
 *Binda SpA............................................    1,299,375              0
 Boero (Bartolomeo) SpA................................        8,925         74,720

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600   $     77,004
 *Bremba SpA...........................................       13,000         90,444
 Brioschi Finanziaria SpA, Milano......................      175,000         34,159
 Buzzi Unicem SpA......................................       30,500        211,104
 CALP (Cristalleria Artistica la Piana SpA)............       48,000        111,101
 CAMFIN (Cam Finanziaria)..............................       36,527        122,321
 CIR SpA (Cie Industriale Riunite), Torino.............      182,500        163,737
 *CMI SpA..............................................       77,404         98,486
 Caltagirone SpA.......................................      178,399        710,836
 Cementeria di Augusta SpA.............................      105,000        129,743
 #Cementir Cementerie del Tirreno SpA..................      249,704        505,302
 #Cia Assicuratrice Unipol SpA.........................      199,333        667,525
 *Cirio Finanziaria SpA................................       85,000         27,780
 Class Editore SpA.....................................       22,000         76,037
 *Credito Artigiano SpA................................       24,000         67,262
 Cremonini SpA.........................................       23,000         29,882
 Cucirini SpA..........................................       30,000         30,891
 *Dalmine SpA..........................................    1,976,700        388,501
 #Danieli & C.Officine Meccaniche SpA..................       66,500        181,609
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *Ducati Motor Holding SpA.............................       25,000         38,838
 *Erg SpA..............................................       38,000        142,566
 Ericsson SpA..........................................        6,000        139,414
 *Esaote Biomedica SpA.................................        7,000         20,872
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
 *Finarte Casa d'Aste SpA (Milano).....................       56,266        110,585
 *Finarte Partecipazioni Pro Arte SpA..................      162,693        161,700
 *#Finmatica SpA.......................................       10,000        179,438
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000              0
 Gabetti Holding SpA...................................       55,000        109,575
 *Gemina SpA...........................................       58,000         37,703
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 *Gewiss SpA...........................................      221,700        750,368
 Grandi Navi Veloci SpA................................       15,000         28,877
 *Grassetto SpA........................................      279,125              0
 *Gruppo Ceramiche Ricchetti SpA.......................       51,000         25,253
 #Gruppo Editoriale L'espresso SpA.....................       32,500        101,270
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........       34,500        139,011
 *#Impregilo SpA.......................................      532,000        258,183
 Industria Macchine Automatique SpA....................       23,000        166,607
 Industrie Zignago S. Margherita SpA...................       52,000        527,534
 *Interbanca SpA.......................................       11,000        144,786
 *Interpump Group SpA..................................       19,000         70,262
 Ipi SpA...............................................       70,700        238,659
 *Italdesign Giugiaro SpA..............................        8,000         28,151
 Italmobiliare SpA, Milano.............................        5,250        157,243
 Linificio and Canapificio Nazionale SpA...............       22,000         25,077
 *Locat SpA............................................       40,000         25,967
 Maffei SpA............................................       52,500         58,291
 *Mandelli SpA.........................................       41,000              0
                                                            SHARES           VALUE+
                                                            ------           ------

 Manifattura Lane Gaetano Marzotto & Figli SpA.........      138,000   $  1,135,563
 Marangoni SpA, Rovereto...............................       34,303         68,187
 #Merloni Elettrodomestici SpA.........................      155,000        711,977
 Milano Assicurazioni SpA..............................       81,000        245,868
 Monrif SpA............................................      150,000        119,267
 Montefibre SpA........................................      143,130         75,357
 *Navigazione Montanari SpA............................       20,000         22,295
 *Necchi SpA...........................................      164,250         34,341
 *Olidata SpA..........................................        8,000         20,952
 *Opengate Group SpA...................................        2,000         33,757
 Perlier SpA...........................................      100,700         18,124
 *Permasteelisa SpA....................................        6,000         80,586
 Pininfarina SpA.......................................       31,285        532,239
 Poligrafici Editoriale SpA............................      132,000        121,857
 *Premafin Finanziaria SpA Holding di Partecipazioni,
   Roma................................................      162,152        238,113
 *Premaimm SpA.........................................      179,000         22,118
 *Ratti SpA............................................       31,768         22,472
 Recordati Industria Chimica e Farmaceutica SpA........       48,000        902,563
 Reno de Medici SpA, Milano............................      100,500        113,564
 *Risanamento Napoli SpA...............................       11,000         26,593
 *Rodriquez SpA........................................       41,250              0
 #SAES Getters SpA.....................................       14,750        150,694
 #SAI SpA (Sta Assicuratrice Industriale), Torino......       14,500        198,644
 SAIAG SpA (Industrie Articoli Gomma)..................       30,000        103,419
 SISA (Societa Imballaggi Speciali Asti SpA)...........       65,000         37,481
 SMI STA Metallurgica Italiana SpA.....................      565,280        257,125
 SNIA SpA..............................................      502,039        666,646
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         21,463
 *Sabaf SpA............................................        2,000         20,523
 *Schiapparelli 1824 SpA, Milano.......................       15,000          2,042
 *Sirti SpA............................................       35,000         30,712
 *Societe Sportiva Lazio SpA...........................       14,000         24,131
 Sogefi SpA............................................      182,500        337,442
 Sol SpA...............................................       14,000         22,313
 Sta per la Condotte Acque Potabili SpA................       14,000        167,977
 Stefanel SpA..........................................       54,400         94,984
 *Tecnodiffusione Italia SpA...........................        1,000         25,904
 Terme Demaniali di Acqui SpA..........................      199,500         56,984
 *Trevi-Finanziaria Industriale SpA....................       15,000         25,250
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................       52,520        113,804
 Vianini Lavori SpA....................................      180,752        720,211
 Vittoria Assicurazioni SpA............................       51,500        186,297
 Zucchi (Vincenzo) SpA.................................       89,000        371,358
                                                                       ------------
TOTAL -- ITALY
  (Cost $23,249,060)...................................                  17,647,157
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
SPAIN -- (7.3%)
COMMON STOCKS -- (7.3%)
 Abengoa SA............................................        5,400   $     38,681
 Ahorro Familiar SA....................................        6,051        174,732
 *Aldeasa SA...........................................        1,800         27,258
 *#Amper SA............................................       56,800        232,933
 Azkoyen SA............................................       52,500        465,384
 *BAMI SA (Inmobiliara de Construcciones y Terrenos)...       28,360         75,673
 Banco de Credito Balear SA............................       35,424        386,967
 Banco de Galicia SA...................................       75,500        946,437
 Banco de Valencia SA..................................      169,455      1,494,540
 Banco de Vasconia SA..................................       89,000        635,931
 Banco Guipuzcoano SA..................................       21,194        351,076
 Banco Pastor SA.......................................        1,956         26,972
 Banco Zaragozano SA...................................      187,990      1,417,306
 Bodegas y Bebedas SA..................................       39,504        554,984
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        208,180
 Campofrio Alimentacion SA.............................       69,600        774,635
 Cementos Portland SA..................................        1,400         34,557
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA.......................................       16,300         98,662
 Cortefiel SA..........................................        4,700         27,944
 *El Aguila SA.........................................       65,332        436,397
 Elecnor SA............................................       18,300        327,716
 Empresa Nacional de Celulosa SA.......................        9,840        136,126
 Energia e Industrias Aragonesas SA....................       12,340         52,484
 *Ercros SA............................................       48,518         18,246
 Espanola del Zinc SA..................................       29,250         53,167
 *Estacionamientos Urbanos SA..........................        4,200              0
 Europistas Concesionaria Espanola SA..................      174,940        747,178
 Fabrica Espanola de Productos Quimicos y Farmaceuticos
   SA..................................................        2,100         23,467
 *#Filo SA.............................................       82,733        184,457
 *Grupo Picking Pack SA................................       87,465        122,956
 Hullas del Coto Cortes................................        8,666         56,645
 *Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      135,210      1,146,504
 *Iberica I-...........................................        5,408         45,362
 Inbesos SA............................................        8,050         15,713
 *Indo Internacional SA................................       33,600         75,214
 Inmobiliaria Colonial SA ICSA.........................        3,300         35,428
 Inmobiliaria del Sur SA...............................        1,656         72,656
 *#Inmobiliaria Urbis SA...............................       74,582        297,174
 Koipe SA, San Sebastian...............................       16,800        478,960
 *LSB (La Seda de Barcelona SA) Series B...............       25,200         47,385
 Lingotes Especiales SA................................       22,080         64,254
 Marco Iberica Distribucion de Ediciones Midesa........        5,600         71,854
 Metrovacesa SA........................................        5,600         75,146
 Nicolas Correa SA.....................................       15,750         37,231
 *Nueva Montana Quijano SA Series B....................       40,500         11,604
 Obrascon Huarte Lain SA...............................       53,992        275,080
 Papelera de Navarra SA................................        6,000         85,958
 Pescanova SA..........................................       24,409        250,686
 #Portland Valderrivas SA..............................       18,225        399,807
 Prosegur Cia de Seguridad SA..........................        7,000         96,837
 *#Radiotronica SA.....................................       10,575         88,723
 Reno de Medici SpA....................................       74,387         86,588
                                                            SHARES           VALUE+
                                                            ------           ------

 *Tableros de Fibras SA Series B.......................        8,560   $     51,736
 Tavex Algodonera SA...................................       26,400         74,225
 *Tele Pizza SA........................................       13,400         21,837
 Uniland Cementera SA..................................        5,750        286,259
 Unipapel SA...........................................       27,957        285,373
 #Uralita SA...........................................      101,725        510,073
 Vallehermoso SA.......................................       13,900         91,230
 Vidrala SA, Alava.....................................       47,040        296,943
 Viscofan Industria Navarra de Envolturas Celulosicas
   SA..................................................       97,492        441,709
                                                                       ------------
TOTAL -- COMMON STOCKS
  (Cost $12,756,585)...................................                  15,949,240
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Inmobiliaria del Sur SA Rights 10/31/01
   (Cost $12,428)......................................          331         14,164
                                                                       ------------
TOTAL -- SPAIN
  (Cost $12,769,013)...................................                  15,963,404
                                                                       ------------
NETHERLANDS -- (6.5%)
COMMON STOCKS -- (6.5%)
 A.I.R. Holdings NV....................................        1,119         28,055
 *ASM International NV.................................        4,400         66,976
 Aalberts Industries NV................................       25,017        396,484
 Accell Group NV.......................................        4,865         49,442
 *Atag Group NV........................................        4,630          1,202
 Athlon Groep NV.......................................       34,250        426,277
 Batenburg Beheer NV...................................        3,000         75,213
 *Begemann Groep NV....................................       11,909         47,985
 *Begemann Groep NV Series B...........................       13,451          4,697
 Boskalis Westminster NV...............................       47,991      1,418,047
 Buhrmann NV...........................................        9,200         93,745
 *Creyf's SA...........................................       18,064        230,972
 *Creyf's SA Strip VVPR................................       18,064            162
 Delft Instruments NV..................................       13,336        109,858
 Draka Holding NV......................................        1,400         48,500
 *Econosto NV..........................................       17,305         77,474
 Eriks Group NV........................................        8,000        207,733
 *Exact Holding NV.....................................        1,700         44,448
 *Fox Kids Europe NV...................................        7,400         79,843
 Gamma Holding NV......................................       15,705        432,414
 *Gemeenschappeljk Bezit Crown van Gelder NV...........       12,000        116,044
 Getronics NV..........................................       24,210         89,528
 Geveke NV.............................................        9,193        345,719
 Grolsche NV...........................................       32,100        617,960
 *Haslemere NV.........................................        2,100         87,812
 *Heijmans NV..........................................        1,400         25,121
 Hollandsche Beton Groep NV............................       60,669        645,357
 Internatio-Mueller NV.................................       28,645        527,081
 KLM (Koninklijke Luchtvaart Mij) NV...................        4,200         50,882
 Kas-Associatie NV.....................................       42,888        587,549
 Koninklijke Bam NV....................................       25,037        416,977
 Koninklijke Frans Maas Groep NV.......................       12,349        226,674
 Koninklijke Nedlloyd NV...............................       23,472        352,032
 Koninklijke Ten Cate NV...............................       10,204        224,305
 Koninklijke Ubbink NV.................................        1,500         48,083
 Koninklijke Vendex KBB NV.............................        6,500         62,042
 Koninklijke Volker Wessels Stevin NV..................        2,410         47,150
 Koninklijke Vopak NV..................................        3,600         56,668
 *Laurus NV............................................        9,060         41,292
 MacIntosh NV..........................................       15,590        144,478

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 NBM-Amstelland NV.....................................       59,684   $    314,768
 NV Holdingsmij de Telegraaf...........................        3,600         55,927
 Nagron Nationaal Grondbezit NV........................       16,122        389,762
 Nederlandsche Apparatenfabriek........................       14,000        201,823
 *Nh Hotels............................................       21,703        195,300
 Oce NV................................................        6,000         54,798
 *Opg Groep NV Series A................................          900         31,026
 *Petroplus International NV...........................        1,900         28,411
 Polynorm NV...........................................        3,927        243,675
 Reesink NV............................................        2,050         77,553
 Roto Smeets de Boer NV................................        1,040         22,349
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         70,873
 #Samas-Groep NV, Zaandam..............................       24,184        147,033
 Schuitema NV, Amersfoort..............................       34,200        523,647
 Schuttersveld NV......................................       20,596        212,079
 *Sligro Beheer NV.....................................          800         21,848
 Smit International NV.................................       19,643        409,808
 Stork NV..............................................        2,900         22,980
 *Textielgroep Twenthe NV..............................        1,000         50,008
 Twentsche Kabel Holding NV............................       18,244        294,042
 Unique International NV...............................       11,094        188,241
 Van Der Mollen Holding NV.............................       55,443      1,563,774
 *Vredestein NV........................................       15,514         78,485
 Wegener Arcade NV ....................................       70,830        482,001
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $9,843,590)....................................                  14,232,492
                                                                       ------------
SWEDEN -- (5.6%)
COMMON STOCKS -- (5.6%)
 *Active I Malmoe AB Series A..........................        4,160         38,158
 *Active I Malmoe AB Series B..........................        4,160         38,547
 *Addtech AB Series B..................................       12,800         50,318
 *Alfaskop AB..........................................        3,200            240
 *Allgon AB Series B...................................       28,400        170,123
 Angpannefoereningen AB Series B.......................       10,800        143,541
 Arkivator AB..........................................        3,600         28,641
 Avesta Polarit........................................       83,700        329,033
 *Axfood AB............................................       32,400        335,098
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         55,556
 Beiger Electronics AB.................................       11,700         76,656
 Beijer AB Series B....................................       11,700         74,466
 Beijer Alma AB Series B...............................       10,400         66,679
 Bergman & Beving AB Series B..........................       12,800         49,120
 *Biacore International AB.............................        5,850        184,523
 *Biora AB.............................................        6,200          5,803
 Bong Ljungdahl AB.....................................        6,000         39,311
 Boras Waefveri AB Series B............................        8,600         37,913
 Capona AB.............................................       19,000         92,474
 Carbo AB..............................................       18,300        268,059
 Castellum AB..........................................       26,200        274,653
 Catena AB Series A....................................       66,700        449,493
 Cloetta AB Series B...................................        1,400         20,311
 Concordia Maritime AB Series B........................       37,300         50,273
 *Doro AB..............................................        2,900          3,393
 *Duroc AB Series B....................................        2,700         10,083
 *Elekta AB............................................       14,100        122,075
 Enea Data AB Series B.................................      220,000        130,756
 *Epsilon AB Series B..................................        4,300         13,483
 Esselte AB Series A...................................       40,100        177,529
 #Esselte AB Series B..................................       34,500        154,998
                                                            SHARES           VALUE+
                                                            ------           ------

 Fagerhult AB..........................................        2,900   $     26,193
 *Fagerlid Industrier AB...............................        8,600              0
 Fastighets AB Tornet..................................       16,200        220,619
 *Fastighits AB Celtica................................        5,800         37,186
 #Finnveden AB.........................................       45,250        144,000
 *#Frontec AB Series B.................................       18,200         18,738
 #Garphyttan Industrier AB.............................       39,000        319,402
 Getinge Industrier AB Series B........................       44,151        675,652
 Geveko AB Series B....................................        8,300        102,546
 Gorthon Lines AB Series B.............................       41,800         54,773
 Graenges AB...........................................       19,400        268,738
 Gunnebo AB............................................       10,900        121,406
 HL Display AB Series B................................        2,000         21,153
 Heba Fastighets AB Series B...........................        4,300         26,966
 Hexagon AB Series B...................................        3,572         44,132
 Hoeganges AB Series B.................................       22,700        347,383
 *IBS AB Series B......................................       40,200         64,717
 *#Icon Medialab International AB......................       24,900         10,255
 Industrifoervaltnings AB Skandigen....................       21,400         49,274
 *Information Highway AB...............................       12,500            468
 *Intelligent Microsystems Data AB.....................       45,600         12,804
 *#Intentia International AB Series B..................       12,840         69,103
 Karlshamns AB.........................................       10,000         72,538
 *Klippans Finpappersbruk AB...........................        5,800          9,554
 *Lagercrantz Group AB Series B........................       12,800         35,942
 Lindex AB.............................................       16,100        207,955
 Ljungberg Gruppen AB Series B.........................        3,800         29,165
 *Mandator AB..........................................       22,800          7,469
 *Medivir Series B.....................................        2,800         15,986
 Modul 1 Data AB.......................................        6,700          6,522
 Munksjo AB............................................       26,400        153,201
 NCC AB Series B.......................................       10,300         67,484
 NH Nordiska Holding AB................................       41,750         44,939
 Nibe Industrier AB Series B...........................        2,600         46,967
 Nobelpharma AB........................................       45,460      1,829,628
 *Nolato AB Series B...................................       30,600        199,054
 OEM International AB Series B.........................        7,100         63,132
 Observer AB...........................................      114,880        720,417
 *Ortivus AB...........................................        5,900         11,597
 PEAB AB Series B......................................       39,300        133,893
 Pandox Hotelfastigheter AB............................       13,100         91,960
 Partnertech AB........................................        3,800         26,142
 *#Perbio Science AB...................................       22,000        321,227
 *Poolia AB Series B...................................       18,150        115,518
 *Prevas AB Series B...................................       16,000         24,111
 *Pricer AB Series B...................................       65,000         11,438
 Rottneros Bruk AB.....................................      366,600        332,835
 Sardus AB.............................................        3,000         17,128
 Scandiaconsult AB.....................................       57,200        214,151
 Scribona AB Series A..................................       40,100         42,787
 Scribona AB Series B..................................       31,700         35,605
 Semcon AB.............................................        8,300         33,793
 Sigma AB Series B.....................................       17,200        102,227
 *Sigma AB Series B....................................        8,600         18,433
 Sweco AB Series B.....................................       23,450        151,446
 TV 4 AB Series A......................................        5,800        100,430
 *Ticket Travel Group AB...............................        4,500          3,622
 Trelleborg AB Series B................................       55,800        433,488
 Wallenstam Byggnads AB Series B.......................       16,700        113,323
 Wedins Norden AB Series B.............................       10,000         24,242
 Westergyllen AB Series B..............................        4,300         23,545
 Wihlborgs Fastigheter AB Series B.....................      190,300        247,582

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Wilh Sonesson AB Series A.............................        4,160   $      5,451
 Wilh Sonesson AB Series B.............................        4,160          5,646
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,135,342)...................................                  12,278,387
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $4,702).......................................                       4,686
                                                                       ------------

                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
BONDS -- (0.0%)
 Spendrup Bryggeri AB Series B Debenture Loan 2008
   (Cost $2,054).......................................          139          1,767
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $13,142,098)...................................                  12,284,840
                                                                       ------------

                                                            SHARES
                                                            ------
GREECE -- (5.4%)
COMMON STOCKS -- (5.4%)
 *A. Cambas Holding & Real Estate SA...................        6,915         23,405
 Aegek.................................................       47,126        170,474
 *Agricultural Life Insurance S.A......................        7,800        114,260
 Agrotiki Insurance S.A................................        6,470        134,403
 Aktor S.A.............................................       32,450        255,109
 Alcatel Cables Hellas S.A.............................        3,003         21,404
 Alfa-Beta Vassilopoulos S.A...........................        7,012         90,913
 Alpha Leasing.........................................       20,735        176,378
 Alte Technological Co. S.A............................       15,815         63,157
 Altec Information & Communication Systems S.A.........       35,409         93,847
 Alumil Milonas S.A....................................       12,108         71,771
 Aluminum of Attica S.A................................       41,941        119,422
 *Anek Lines S.A.......................................       27,901         56,461
 Arcadia Metal Industry C. Rokas S.A...................       11,299         85,995
 *Aspis Bank...........................................       12,931         64,376
 *Aspis Pronia General Insurance S.A...................       29,790        119,499
 Athens Medical Center S.A.............................       56,185        212,300
 Athens Water & Sewerage Public Co.....................       53,245        343,264
 *Attica Enterprises S.A. Holdings.....................       61,462        290,574
 *Attica Publications S.A..............................        3,340         23,028
 Atti-Kat S.A..........................................       17,523         36,872
 *Autohellas S.A.......................................        5,720         35,135
 *Avax S.A. Construction Co............................       18,300        213,999
 Bank of Attica S.A....................................       31,198        215,656
 Benrubi S.A...........................................        3,959         22,616
 Chipita S.A...........................................       19,050        148,399
 *Daring Sain..........................................        7,760         26,681
 Delta Dairy S.A.......................................       16,465        127,083
 Edrassi C. Psallidas S.A..............................        5,132         26,376
 Egnatia Bank S.A......................................       63,887        241,402
 El. D. Mouzakis S.A...................................       18,675         64,545
 *Elais Oleaginous Production S.A......................        7,080        119,562
 Elmec Sport S.A.......................................       18,280         30,444
 Esha..................................................        2,240         44,767
 Etba Leasing S.A......................................        8,648         27,876
 Ethniki General Insurance Co..........................       26,897        267,327
 *Europaiki Techniki...................................       13,100         24,281
 *Everest S.A..........................................       14,100         37,497
 Flour Mills Loulis....................................        8,362         31,597
 Fourlis S.A...........................................       12,980         72,291
                                                            SHARES           VALUE+
                                                            ------           ------

 Frigoglass S.A........................................       20,000   $     80,228
 General Construction Co. S.A..........................       13,860        112,437
 *General Hellenic Bank................................       13,424        129,574
 Germanos S.A..........................................       19,745        185,636
 Goody's S.A...........................................        8,710        121,351
 Halkor S.A............................................       72,736        291,772
 *Hatziioannou S.A.....................................       20,270         59,531
 Hellas Can Packaging Manufacturers S.A................       12,145         82,647
 Hellenic Biscuits Co. S.A.............................       15,300         66,580
 Hellenic Cables S.A...................................       11,060         37,236
 Hellenic Duty Free Shops S.A..........................       43,650        443,996
 *Hellenic Fabrics S.A.................................        7,460         60,919
 *Hellenic Sugar Industry S.A..........................       27,169        240,352
 Hellenic Technodomiki S.A.............................       75,000        449,938
 *Heracles General Cement Co...........................       37,868        497,076
 *Heremes S.A Building Enterprises.....................        7,006         33,499
 Hyatt Regency S.A.....................................       63,820        298,294
 Inform P. Lykos S.A...................................       13,790        120,512
 Intrasoft S.A.........................................       28,490        184,692
 Ionian Hotel Enterprises..............................        7,908         68,967
 K. I. Sarantopoulos S.A...............................        8,380         36,317
 Karelia Cigarette Co..................................        2,160        102,389
 *Kathimerini S.A......................................        8,500         49,319
 Katselis Sons S.A.....................................        4,950         31,557
 *Kekrops Hotel Touristing Building....................        1,644         71,423
 *Keramia-Allatini S.A. Industrielle Commerciale &
   Technique...........................................        1,610         25,862
 *Klonatex S.A.........................................       15,654         63,355
 Lambrakis Press S.A...................................       60,020        281,607
 *Lampsa Hotel Co......................................        5,027         20,795
 Lavipharm S.A.........................................       19,646         45,737
 Light Metals Industry.................................       28,662         76,735
 Mailis (M.J.) S.A.....................................       42,735        208,926
 *Maritime Company of Lesvos S.A.......................       20,053         30,165
 Metka S.A.............................................        4,670         21,828
 Michaniki S.A.........................................       27,890         63,680
 Minoan Lines S.A......................................       35,463         95,261
 *Mochlos S.A..........................................       14,520         29,903
 Mytilineos Holdings S.A...............................       30,390        157,825
 N.B.G. Real Estate Development Co.....................       82,840        479,170
 *Naoussa Spinning Mills S.A...........................       34,340         95,934
 National Investment Bank for Industrial Development...       18,173        170,532
 Nikas S.A.............................................       11,127         36,465
 *Notos Com.Holdings S.A...............................       25,657         53,527
 Pantechniki S.A.......................................        7,926         29,949
 Pegasus Publishing & Printing S.A.....................       23,430         59,581
 Petzetakis S.A........................................       16,985         76,346
 *Proodeftiki Technical Co.............................       13,307         26,690
 *Sanyo Hellas S.A.....................................       25,541         45,739
 *Sarantis S.A.........................................       25,624         76,173
 Selected Textile Industry Assoc. S.A..................       21,870         39,556
 Shelman...............................................       18,635         43,717
 Silver and Baryte Ores Mining Co. S.A.................       14,970        115,275
 Singular S.A..........................................       54,600        214,133
 Spyroy Agricultural House S.A.........................       14,788         54,554
 *Stabilton S.A........................................       27,530         21,939
 *Strintzis Shipping Lines S.A.........................       52,500         83,675
 TEB S.A. (Volos Technical Co.)........................       17,633         47,208
 Technical Olympic S.A.................................       62,500        139,906

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Telesis Investment Bank S.A...........................       20,860   $    132,240
 Terna Tourist Technical & Maritime S.A................        6,287         32,313
 Themeliodomi..........................................       15,450         68,616
 Thrace Plastics Co. S.A...............................       15,015         31,325
 Tiletipos S.A.........................................       26,418        118,746
 Uncle Stathis S.A.....................................        5,499         28,164
 *Unisystems S.A.......................................       18,900         80,892
 Veterin...............................................        8,354         48,023
 Vioter S.A............................................       12,460         22,983
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,164,071)...................................                  11,795,738
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Maritime Company of Lesvos S.A. Rights 11/30/01
   (Cost $0)...........................................       20,053            180
                                                                       ------------
TOTAL -- GREECE
  (Cost $11,164,071)...................................                  11,795,918
                                                                       ------------
FINLAND -- (4.7%)
COMMON STOCKS -- (4.6%)
 *4F-Secure Corp.......................................       38,176         45,121
 Alandsbanken AB Series B..............................        1,700         23,898
 *Aldata Solutions Oyj.................................       17,571         27,218
 *Alma Media Oyj.......................................        1,074         15,915
 Amer-Yhtymae Oyj Series A.............................       17,020        407,662
 *Aspocomp Group P.L.C.................................        2,738         33,587
 *Benefon Oy...........................................        1,900          4,338
 *Capman Oyj Series B..................................       12,485         24,482
 *Comptel Oyj..........................................       24,621         82,671
 *Eimo Oyj.............................................       14,835         28,160
 *Elcoteq Network Corp.................................        2,200         17,630
 *Eq Online Oyj........................................        7,100         11,125
 *Evox Rifa Group Oyj..................................       51,210          5,961
 Finnair Oyj...........................................       77,910        260,905
 *Finnlines Oyj........................................       18,280        351,910
 *Finvest Oyj..........................................       51,210          6,878
 Fiskars Oy AB Series A................................        8,550         66,987
 HK Ruokatalo Oy Series A..............................       11,400         32,154
 Hartwall Oyj Series A.................................       13,494        283,939
 Huhtamaki Van Leer Oyj................................        6,300        185,533
 Instrumentarium Oy....................................       27,200      1,142,243
 *J.W. Suominen Yhtyma Oy..............................       11,970         53,590
 *Jaakko Poyry Group Oyj...............................        3,700         53,008
 *Jippii Group Oyj.....................................       18,360          6,247
 *Jot Automation Group Oyj.............................       20,850         11,388
 KCI Konecranes International Oyj......................       13,800        354,508
 #Kemira Oyj...........................................      118,400        885,228
 Kesko Oyj.............................................       13,400        110,145
 Kone Corp.............................................        4,980        337,285
 Laennen Tehtaat Oy....................................        3,930         36,245
 Lassila & Tikanoja Oyj................................       11,970        184,884
 Lemminkainen Oy.......................................       13,100        159,524
 Martela Oy............................................          530          9,491
 Metra Oyj Series B....................................        9,600        172,346
 Metsaemarkka Oyj Series B.............................          700          2,614
 Metsa-Serla Oyj Series B..............................       24,200        151,681
 New Kyro Corp. Oyj....................................       36,470        179,604
 Nokian Renkaat Oyj....................................        9,700        251,442
 Nordic Aluminium Oy...................................        1,900         11,313
 Novo Group Oyj........................................       31,600         71,302
                                                            SHARES           VALUE+
                                                            ------           ------

 Okobank Class A.......................................       31,940   $    400,387
 Olvi Oyj Series A.....................................          410          7,122
 Orion-Yhtyma Oyj Series B.............................       12,700        220,609
 Outokumpu Oyj Series A................................       21,100        210,656
 #Oy Stockmann AB Series B.............................       24,300        242,604
 PK Cables Oyj.........................................        4,760         25,360
 Partek Oyj............................................       44,870        353,554
 Pohjola Group Insurance Corp. Series A................        9,415        166,918
 *Pohjola Series C.....................................          115              0
 *Polar Real Estate Corp. Series K.....................      126,010         40,619
 Ponsse Oyj............................................        4,900         41,461
 #Raisio Group P.L.C. Series V.........................      118,423        100,734
 Rakentajain Koneuvokrammo Oy..........................        5,700         23,988
 *Rapala VMC Oyj.......................................       20,000         51,038
 Rautaruukki Oy Series K...............................       37,400        141,319
 Rocla Oy..............................................        1,300          7,857
 Sampo Insurance Co., Ltd..............................          810          6,375
 *Silja Oy AB Series A.................................       44,020         63,065
 *Sponda Oyj...........................................       22,135         90,972
 *Stonesoft Corp.......................................       11,279         23,127
 *Talentum Oyj.........................................       18,300         76,194
 Tamro Oyj.............................................      105,620        335,731
 *Tecnomen Holding Oyj.................................       36,470         60,412
 *Teleste Corp. Oyi....................................        4,518         56,636
 Uponor Oyj Series A...................................       32,500        532,539
 Vaisala Oy Series A...................................       12,650        325,646
 Viking Line AB........................................        3,240         60,053
 Yit-Yhtymae Oyj.......................................       26,854        306,334
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,242,897)...................................                  10,071,427
                                                                       ------------
RIGHTS/WARRANTS -- (0.1%)
 *Perlos P.L.C. Warrants 04/04/04
   (Cost $138,765).....................................       14,045        149,653
                                                                       ------------
TOTAL -- FINLAND
  (Cost $10,381,662)...................................                  10,221,125
                                                                       ------------
NORWAY -- (4.1%)
COMMON STOCKS -- (4.0%)
 Aker Maritim ASA......................................       44,230        425,834
 *Aktiv Kapital ASA....................................        3,200         40,481
 Arendals Fosse Kompani ASA............................          100          4,254
 *Avantor Financial Corp...............................       13,270         63,880
 Awilco ASA Series A...................................       50,950        105,521
 Bergesen Dy ASA Series A..............................       19,300        328,417
 Blom ASA..............................................        7,970          6,246
 Bonheur ASA...........................................        9,800        155,790
 *Braathens S.A.F.E. ASA...............................       19,320         57,749
 *C. Tybring-Gjedde ASA................................       49,104          7,971
 *Choice Hotel Scandinavia ASA.........................       27,740         62,110
 *Corrocean ASA........................................       15,700         10,511
 *Den Norske Oljeselkapet..............................       36,420         53,412
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA
   Series A............................................       47,130        112,383
 *#EDB Elektronisk Data Behandling ASA.................       54,917        316,621
 Ekornes ASA...........................................       28,690        218,406
 Elkem ASA.............................................       21,150        362,265
 *#Eltek ASA...........................................        7,338         36,556
 Farstad Shipping ASA..................................       41,190        172,921
 *Fred Olsen Energy ASA................................       25,900        108,152

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ganger Rolf ASA.......................................        5,490   $     87,889
 *Gresvig ASA..........................................        4,590          3,854
 *Hafslund ASA.........................................       58,700        233,287
 *Hydralift AS.........................................       15,540        109,602
 *Industrifinans Naeringseiendom ASA...................        7,582          9,422
 *#Infocus Corp........................................       10,455        236,429
 *Kenor ASA............................................       39,200         11,410
 *Kongsberg Gruppen ASA................................       25,800        298,941
 *Kvaerner ASA.........................................       31,900         45,711
 *Kverneland ASA.......................................        8,800        108,860
 *Leif Hoegh & Co. ASA.................................       31,175        266,989
 *Merkantildata ASA....................................       63,801         77,139
 #Nera ASA.............................................      111,753        297,756
 *Nordic Vlsi..........................................        5,000         32,466
 Nordlandsbanken ASA...................................        5,830        131,187
 *#Ocean Rig ASA.......................................       40,476         46,672
 Odfjell ASA Series A..................................       14,510        207,923
 *Olav Thon Eiendomsselskap ASA........................        8,320        153,685
 *#Pan Fish ASA........................................       55,948         97,083
 *#Petroleum Geo Services ASA..........................       35,100        223,979
 *Petrolia Drilling ASA................................       26,706         13,454
 *Prosafe ASA..........................................       23,630        261,893
 #Reitan Narvesen Asa..................................       45,500        336,187
 #Rieber and Son ASA Series A..........................       23,584        126,731
 *Scana Industrier ASA.................................       74,400          5,164
 Schibsted ASA.........................................       28,800        290,175
 *Sensonor ASA.........................................       23,969         14,356
 *Sinvest ASA..........................................       15,540          1,653
 Smedvig ASA Series A..................................       57,680        393,895
 *Software Innovation ASA..............................        4,199         23,974
 *Solstad Offshore ASA.................................       12,000         47,153
 Steen and Stroem ASA..................................       19,512        216,253
 *Stento Asa...........................................        1,225         13,302
 *#Tandberg ASA........................................       35,240        721,958
 Tandberg Data ASA.....................................       35,250         32,556
 *Tandberg Television ASA..............................       47,030        222,184
 *Tgs-Nopec Geophysical Co. ASA........................        9,200        111,234
 *Unit 4 Agresso NV....................................        4,620         46,549
 *Unitor ASA...........................................       15,220         70,370
 Veidekke ASA..........................................       15,936         84,742
 Visual Management Applications ASA....................       24,693        189,360
 Wilhelmshaven (Wilhelm), Ltd. ASA.....................       12,800         96,009
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $10,211,697)...................................                   8,648,916
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Norwegian Krone
   (Cost $279,976).....................................                     280,232
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Ocean Rig ASA Rights 12/17/01........................       40,476              0
 *Sensonor ASA Rights 12/11/01.........................       23,969            939
 *Sinvest ASA Rights 12/17/01..........................       84,853          1,425
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       2,364
                                                                       ------------
TOTAL -- NORWAY
  (Cost $10,491,673)...................................                   8,931,512
                                                                       ------------
DENMARK -- (3.4%)
COMMON STOCKS -- (3.3%)
 AS Dampskibsselsk Torm................................       12,700         69,510
 Aarhus Oliefabrik A.S. Aeries A.......................        1,600         45,229
                                                            SHARES           VALUE+
                                                            ------           ------

 *Alm. Brand A.S.......................................        8,175   $     79,654
 Amagerbanken A.S......................................        1,050         58,101
 Amtssparekassen Fyn A.S...............................          968         46,577
 Bang & Olufsen Holding A.S. Series B..................        8,567        180,344
 Brodrene Hartmann A.S. Series B.......................        2,865         40,839
 *Bryggerigruppen A.S..................................        2,072         52,092
 Christian Hansen Holding A.S. Series B................        6,720        173,797
 Codan A.S.............................................        8,000        118,367
 Coloplast A.S. Series B...............................        4,374        289,385
 D'Hooge Schouw NV.....................................        4,000         68,807
 DFDS A.S., Copenhagen.................................        4,000         62,792
 Dalhoff, Larsen & Hornemann A.S. Series B.............          670         13,621
 Dampskibsselskabet Norden A.S.........................        1,770         53,229
 Danske Traelastkompagni A.S...........................       28,340        317,042
 *East Asiatic Co., Ltd................................       15,633        327,209
 *Edb Gruppen A.S......................................        1,810         23,297
 FLS Industries........................................       39,980        288,555
 Fimiston Resources & Technology Ltd...................          400          2,574
 Fluegger A.S. Series B................................        1,638         28,176
 *Foras Holding A.S. Series A..........................        7,082         32,372
 Forstaedernes Bank....................................        1,750         36,839
 Glunz & Jensen A.S....................................        1,470         16,799
 Gn Great Nordic.......................................        7,500         44,207
 Henriksen Og Henriksen Holding A.S. Series B..........          770         59,743
 Hoejgaard Holding A.S. Series B.......................        1,700         30,470
 *I-Data International A.S.............................        2,327          5,290
 IC Co. A.S............................................        3,510         19,000
 *Incentive A.S........................................        3,575          4,042
 *Junckers (F.) Industrier A.S.........................          860          6,724
 *Jyske Bank A.S.......................................       15,270        327,877
 *Kjobenhavns Sommer Tivoli A.S........................          190         30,809
 Koebenhavns Lufthavne.................................        6,900        384,294
 Korn-Og Foderstof Kompagnet A.S.......................        8,498        139,535
 *NTR Holdings A.S.....................................        1,130          7,476
 Naestved Diskontobanken...............................          230         21,027
 *Navision Software A.S................................       15,076        389,905
 *Neg Micon A.S........................................       11,348        336,488
 *Neurosearch A.S......................................        6,650        115,191
 Nordiske Kabel-Og Traadfabrikker Holding A.S..........       18,215        230,066
 Nordvestbank..........................................          250         21,352
 Per Aarsleff A.S. Series B............................        1,545         30,732
 *Pharmexa A.S.........................................        1,351         16,089
 Radiometer A.S. Series B..............................        5,373        136,374
 *Ringkjobing Landbobank...............................          850         61,348
 Rockwool, Ltd.........................................        3,820         55,601
 Sanistal A.S. Series B................................          936         25,446
 Sas Danmark A.S.......................................       34,300        247,559
 Satair A.S............................................        1,350         22,410
 *Simcorp A.S..........................................        1,565         34,639
 *Sjaelso Gruppen A.S..................................          714         24,907
 *Sondagsavisen A.S....................................        7,352         19,014
 Sophus Berendsen A.S..................................       14,520        291,687
 Spar Nord Holding.....................................        3,623        139,025
 Sparkasse Regensburg..................................       10,590        263,694
 Sydbank A.S...........................................        3,142        162,521
 TK Development........................................        9,745        211,003

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Topdanmark A.S.......................................       25,360   $    594,864
 VT Holdings Shares A..................................           44            926
 VT Holdings Shares B..................................        3,086         61,251
 Vest-Wood A.S.........................................        4,092         98,446
 Wessel & Vett Magasin du Nord A.S. Series C...........        2,102         94,819
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $8,991,329)....................................                   7,191,058
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Danish Krone
   (Cost $147,696).....................................                     147,371
                                                                       ------------
TOTAL -- DENMARK
  (Cost $9,139,025)....................................                   7,338,429
                                                                       ------------
BELGIUM -- (3.3%)
COMMON STOCKS -- (3.3%)
 *Abfin SA.............................................        2,560              0
 Ackermans & Van Haaren SA.............................        4,680        114,861
 *Afrifina.............................................        3,480        192,880
 BMT NV................................................        2,040        137,909
 Banque Nationale de Belgique..........................          710      1,142,413
 Barco (New) NV........................................        1,700         60,887
 Bekaert SA............................................        3,100        102,369
 Belge des Betons......................................          425        178,856
 Brederode SA..........................................        2,610         43,702
 CFE (Compagnie Francois d'Entreprises)................        2,080        415,322
 Carrieres Unies Porphyre..............................           20         18,803
 *Chimique et Metallurgique Campine, Beerse............          370         19,878
 Cie Auxiliaire des Mines Auximines....................          544        216,271
 Cie Martime Belge SA..................................        1,100         47,671
 City Hotels SA........................................        1,290         25,411
 Cofinimmo SA..........................................        4,763        413,258
 Commerciale de Brasserie SA COBRHA....................          115         36,143
 Creyf's SA............................................       20,168        322,343
 *Creyf's SA Interim Strip VVPR........................        4,526             41
 D'Ieteren SA..........................................          770        108,796
 Deceuninck SA.........................................       63,700        946,813
 Engrais Rosier SA.....................................          655         41,054
 Floridienne NV........................................        2,033        112,679
 Glaces de Charleroi...................................           70        238,176
 Glaverbel SA..........................................          700         65,812
 Immobel (Cie Immobiliere de Belgique SA)..............        4,600        203,882
 *Intercomfina SA......................................       11,000             98
 *Ion Beam Application SA..............................        2,600         42,044
 Koramic Building Products SA..........................          700         18,083
 Metiers Automatiques Picanol..........................          403        111,501
 *Mobistar SA..........................................        8,700        132,430
 *Omega Pharma SA......................................        2,600        108,021
 *Ontex NV.............................................          900         40,374
 *Papeteries de Catala SA..............................          315         46,538
 Plantations Nord-Sumatra SA...........................          650         86,137
 Recticel SA...........................................        8,450         67,717
 *Roularta Media Groep.................................        1,300         23,862
 *SA Finspa Bonus Shares...............................          325          2,910
 SABCA (Sa Belge de Constructions Aeronautiques).......        4,280        124,550
 SCF SA................................................        2,470         14,154
                                                            SHARES           VALUE+
                                                            ------           ------

 *SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545   $     79,061
 *Sait Radioholland....................................        6,088         70,866
 Sapec SA..............................................        3,635        127,262
 *Sapec SA VVPR........................................           75             33
 Sidro.................................................        4,040        463,029
 Sioen Industries......................................        1,400         16,171
 *Spector Photo Group SA...............................        3,688         31,801
 Surongo SA............................................           20          4,334
 #Telindus Group SA....................................       17,240        125,655
 *Ter Beke NV..........................................        2,281         51,063
 Tessenderlo Chemie....................................        3,200         74,211
 UNIBRA................................................        1,600        100,285
 Union Miniere SA......................................        3,300        128,003
 *VPK Packaging Group SA...............................           65          1,298
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,822,029)....................................                   7,297,721
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *City Hotels Rights 12/14/01
   (Cost $0)...........................................        1,290              0
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $6,822,029)....................................                   7,297,721
                                                                       ------------
IRELAND -- (2.4%)
COMMON STOCKS -- (2.4%)
 Abbey P.L.C...........................................       19,319         55,354
 Anglo Irish Bank Corp. P.L.C..........................      197,604        743,125
 *Arcon International Resources P.L.C..................      143,750          5,149
 Ardagh P.L.C..........................................       14,262         13,409
 Arnotts P.L.C.........................................        8,811         53,648
 Barlo Group P.L.C.....................................      115,775         27,990
 DCC P.L.C.............................................       34,372        353,932
 *Dragon Oil P.L.C.....................................      104,167         38,241
 *Dunloe Ewart P.L.C...................................      235,918         52,810
 Fyffes P.L.C..........................................      195,858        236,751
 Glanbia P.L.C.........................................      175,508        227,867
 Green Property Co.....................................       75,732        406,862
 Greencore Group P.L.C.................................      136,960        328,659
 Heiton Holdings P.L.C.................................       33,002         82,740
 IAWS Group P.L.C......................................       59,457        455,183
 IFG Group P.L.C.......................................       16,604         46,088
 *ITG Group P.L.C......................................       10,684         42,092
 IWP International P.L.C...............................       39,611         72,709
 Independent News & Media P.L.C........................      212,518        350,131
 *Iona Technologies P.L.C..............................        9,431        164,668
 Irish Continental Group P.L.C.........................       15,838         90,051
 Jurys Hotel Group P.L.C...............................       40,376        272,952
 Kerry Group P.L.C.....................................       10,812        136,503
 Kingspan Group P.L.C..................................      114,417        325,788
 Readymix P.L.C........................................       21,436         22,073
 *Riverdeep Group P.L.C................................       77,790        264,682
 Ryan Hotels P.L.C.....................................       42,236         28,742
 United Drug P.L.C.....................................       17,367        213,040
 Waterford Wedgwood P.L.C..............................      248,858        213,409
                                                                       ------------
TOTAL -- IRELAND
  (Cost $5,237,230)....................................                   5,324,648
                                                                       ------------
AUSTRIA -- (2.1%)
COMMON STOCKS -- (2.1%)
 Allgemeine Sparkasse Baugesellschaft..................          670         59,392

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Austria Email AG.....................................          715   $        794
 *Austria Haustechnik AG...............................        2,800         39,638
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................       27,880        167,257
 #BBAG Oesterreichische Brau-Beteiligungs AG...........        7,984        268,440
 BWT AG................................................       13,530        321,041
 Bank Fuer Kaernten und Steiermark AG..................          520         42,463
 Bau Holding AG........................................        4,980        135,556
 Bohler Uddeholm AG....................................        9,020        359,404
 Brau Union Goess-Reinighaus AG........................       10,720        374,349
 *Ca Immobilien Invest AG..............................        3,133         47,858
 *Constantia-Iso Holding AG............................       15,000         85,018
 *Die Erste Immobilien AG..............................        1,244        153,604
 Flughafen Wien AG.....................................       14,792        397,342
 *#Immofinanz Immobilien Anlagen AG....................      100,914        482,514
 Jenbacher AG..........................................        7,860        103,808
 Leipnik-Lundenburger Industrie AG.....................          300         22,967
 Lenzing AG............................................        3,424        226,873
 *Manner (Josef) & Co. AG..............................          870         18,306
 Mayr-Melnhof Karton AG................................        9,840        466,969
 Oberbank AG...........................................        3,555        223,138
 *Palfinger AG.........................................        1,590         34,168
 *Readymix Kies-Union AG...............................          500         14,998
 Rhi AG, Wien..........................................       18,559        122,971
 Rosenbauer International AG...........................          850         15,602
 Ubm Realitaetenentwicklung AG.........................          360         17,826
 *Uniqa Versicherungen AG..............................       19,164        102,957
 Va Technologie AG.....................................        6,807        137,137
 Voest-Alpine Stahl AG.................................        2,640         73,516
 *Vogel and Noot Waermetechnik AG......................        1,700         15,222
 *Waagner Biro Bet.....................................        1,430              0
 Wienerberger AG.......................................        5,556         78,553
 *Wolford AG...........................................        4,100         38,987
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $6,016,504)....................................                   4,648,668
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

EMU -- (2.0%)
INVESTMENT IN CURRENCY -- (2.0%)
 *Euro Currency
   (Cost $4,047,968)...................................                $  4,076,716
                                                                       ------------
UNITED KINGDOM -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Tullow Oil P.L.C.....................................      212,973        238,424
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *National Oilwell, Inc.
   (Cost $192,961).....................................        4,798         80,319
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.2%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $7,022,248) to be
   repurchased at $6,919,153
   (Cost $6,918,000)...................................   $    6,918      6,918,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $215,067,702)++................................                $218,067,028
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $215,132,119.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                             SHARES            VALUE+
                                                             ------            ------
TURKEY -- (10.8%)
COMMON STOCKS -- (10.8%)
 Akbank................................................   1,162,099,403  $  2,868,025
 Akcansa Cimento Sanayi ve Ticaret A.S.................      29,601,300       178,134
 Aksigorta A.S.........................................      38,051,500       252,142
 *Alarko Holding.......................................      13,507,065       216,906
 Anadolu Efes Biracilik ve Malt Sanayi A.S.............      80,998,584     1,697,798
 Arcelik A.S...........................................     297,242,147     2,411,784
 Aygaz.................................................      59,999,840       933,093
 BSH Profilo Elektrikli Gerecler Sanayii A.S...........       4,725,086        36,741
 *Cukurova Elektrik A.S................................         389,000       127,567
 *Dogan Sirketler Grubu Holdings A.S...................     195,572,210       254,557
 Enka Holding..........................................      22,889,946     1,818,568
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........     145,031,000     1,618,049
 *Hurriyet Gazette.....................................      73,118,026       173,037
 Koc Holding A.S.......................................     148,367,987     3,360,716
 Migros Turk A.S.......................................      30,018,025     2,334,139
 Netas Northern Electric Telekomunikasyon A.S..........       7,447,500       216,534
 *Otosan Otomobil A.S..................................     180,747,500     1,497,115
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................      23,496,000        43,689
 Tat Konserve..........................................               7             0
 *Tofas Turk Otomobil Fabrikasi A.S....................     222,964,889     1,771,419
 Trakya Cam Sanayii A.S................................      70,814,556       296,866
 Tupras-Turkiye Petrol Rafineleri A.S..................     250,447,950     1,905,096
 *Turk Sise ve Cam Fabrikalari A.S.....................      59,741,209       189,854
 *Turkiye Garanti Bankasi A.S..........................   1,413,696,911     2,007,347
 Turkiye Is Bankasi A.S. Series C......................     910,733,850     4,064,267
 *Vestel Elektronik Sanayi Ticaret A.S.................     179,241,000       387,824
 *Yapi ve Kredi Bankasi A.S............................   1,232,184,338     3,082,650
                                                                         ------------
TOTAL -- TURKEY
  (Cost $28,543,401)...................................                    33,743,917
                                                                         ------------
SOUTH KOREA -- (10.1%)
COMMON STOCKS -- (10.1%)
 *Cho Hung Bank Co., Ltd...............................         135,810       355,288
 *Daewoo Securities Co., Ltd...........................          56,445       438,557
 *Good Morning Securities Co., Ltd.....................          52,660       232,499
 Hyundai Heavy Industries Co., Ltd.....................          11,960       231,607
 Hyundai Motor Co., Ltd................................          95,919     1,914,001
 *Hyundai Securities Co., Ltd..........................          49,011       431,237
 *Kookmin Bank.........................................         138,496     5,331,350
 *Koram Bank, Ltd......................................          32,610       279,242
 Korea Electric Power Corp.............................         128,020     2,313,181
 *Korea Gas............................................          15,450       215,442
 Korea Mobile Telecommunications Corp..................           1,670       346,357
 LG Chemical Investment, Ltd...........................          22,793       143,250
 *LG Chemical, Ltd.....................................          45,097       768,796
 LG Electronics, Inc...................................         120,133     2,057,419
 *LG Household & Healthcare Co., Ltd...................          10,932       269,670
 *LG Insurance Co., Ltd................................           3,410        11,894
                                                             SHARES            VALUE+
                                                             ------            ------

 *LG Securities Co., Ltd...............................          16,100  $    163,795
 Pohang Iron & Steel Co., Ltd..........................           6,110       513,605
 S-Oil Corp............................................          32,080     1,083,694
 S1 Corp...............................................          20,238       281,413
 SK Corp., Ltd.........................................          78,203       936,908
 Samsung Corp..........................................          31,080       185,322
 Samsung Display Devices, Ltd..........................          32,478     1,479,862
 Samsung Electro-Mechanics Co., Ltd....................          51,654     1,546,083
 Samsung Electronics Co., Ltd..........................          36,128     6,187,344
 Samsung Fire and Marine Insurance, Ltd................          32,751     1,350,790
 Shinhan Financial Group Co., Ltd......................         158,242     1,970,402
 Shinsegae Co., Ltd....................................           2,800       249,665
                                                                         ------------
TOTAL -- SOUTH KOREA
  (Cost $15,960,552)...................................                    31,288,673
                                                                         ------------
MALAYSIA -- (9.2%)
COMMON STOCKS -- (9.2%)
 AMMB Holdings Berhad..................................         240,362       193,555
 *Aokam Perdana Berhad.................................             333            76
 *Avenue Assets Berhad.................................          27,000         5,755
 Bandar Raya Developments Berhad.......................          23,000         7,203
 Batu Kawan Berhad.....................................         151,000       147,821
 Berjaya Group Berhad..................................          94,000         5,937
 Berjaya Land Berhad...................................          91,000        21,074
 Berjaya Sports Toto Berhad............................         259,000       419,171
 British American Tobacco Berhad.......................         167,000     1,505,197
 Carlsberg Brewery Malaysia Berhad.....................          79,000       206,855
 Commerce Asset Holding Berhad.........................         353,000       673,487
 Country Heights Holdings Berhad.......................          40,000        20,000
 *Digi.Com Berhad......................................          68,862        84,809
 Gamuda Berhad.........................................         183,000       212,858
 Genting Berhad........................................         341,000       879,421
 Golden Hope Plantations Berhad........................         632,000       592,084
 Guiness Anchor Berhad.................................         105,000        93,947
 Highlands and Lowlands Berhad.........................         314,000       205,753
 Hong Leong Bank Berhad................................         523,250       476,433
 Hong Leong Credit Berhad..............................         278,300       366,184
 *Hong Leong Credit Berhad Issue 2002..................          46,383        60,327
 IOI Corp. Berhad......................................         529,000       498,374
 Jaya Tiasa Holdings Berhad............................          96,000        51,537
 Kuala Lumpur Kepong Berhad............................         412,500       553,618
 *Land - General Berhad................................          35,000         3,086
 Leisure Management Berhad.............................          35,000        68,618
 Lion Land Berhad......................................           1,000            80
 *MBF Holdings Berhad..................................         141,000         7,607
 Magnum Corp. Berhad...................................         937,500       527,961
 Malakoff Berhad.......................................         468,000       399,032
 Malayan Banking Berhad................................       1,369,500     2,757,020
 Malayan Cement Berhad.................................         661,000       161,771
 *Malaysian Airlines System Berhad.....................         298,000       159,195
 Malaysian International Shipping Corp. (Foreign)......         181,666       320,306
 Malaysian Oxygen Berhad...............................          22,000        57,895
 Malaysian Pacific Industries..........................          84,000       287,368
 *Multi-Purpose Holdings Berhad........................          86,000        19,350

THE EMERGING MARKETS SERIES

CONTINUED

                                                             SHARES            VALUE+
                                                             ------            ------
 Nestle (Malaysia) Berhad..............................         146,000  $    764,579
 Oriental Holdings Berhad..............................         322,608       263,180
 Oyl Industries Berhad.................................          74,000       301,842
 Perlis Plantations Berhad.............................         254,000       220,579
 Perusahaan Otomobil Nasional Berhad...................         338,000       658,211
 Petronas Dagangan Berhad..............................         147,000       171,758
 Petronas Gas Berhad...................................       1,065,000     1,709,605
 Public Bank Berhad (Foreign)..........................       1,739,138     1,171,630
 RHB Capital Berhad....................................       1,104,000       621,726
 RHB Sakura Merchant Bankers Berhad....................           4,100         2,287
 RJ Reynolds Berhad....................................         135,000       136,421
 Ramatex Berhad........................................         222,000       123,853
 *Rashid Hussain Berhad................................          50,000        22,500
 *Renong Berhad........................................         460,000       113,789
 Resorts World Berhad..................................         681,000     1,021,500
 Sarawak Enterprise Corp. Berhad.......................         412,000       140,947
 Shell Refining Co. Federation of Malaysia Berhad......         156,000       154,358
 *Silverstone Berhad...................................           9,240             0
 Sime Darby Berhad (Malaysia)..........................       1,208,800     1,418,749
 Southern Bank Berhad..................................          48,440        24,220
 Southern Bank Berhad (Foreign)........................         143,437        61,904
 *Technology Resources (Industries) Berhad.............         264,000       188,968
 Telekom Malaysia Berhad...............................       1,379,000     3,284,197
 Tenaga Nasional Berhad................................       1,222,000     3,071,079
 Tractors Malaysia Holdings Berhad.....................          22,000        16,789
 YTL Corp. Berhad......................................         913,100     1,014,022
                                                                         ------------
TOTAL -- MALAYSIA
  (Cost $37,616,459)...................................                    28,729,458
                                                                         ------------
ISRAEL -- (8.9%)
COMMON STOCKS -- (8.9%)
 Africa-Israel Investments, Ltd........................           2,840       234,774
 Africa-Israel Investments, Ltd........................             155       115,321
 *Agis Industries (1983), Ltd..........................          21,736       177,632
 American Israeli Paper Mills, Ltd.....................           3,291       122,193
 Bank Hapoalim B.M.....................................       1,196,240     2,443,987
 Bank Leumi Le-Israel..................................       1,373,369     2,513,932
 *Bezek, Ltd...........................................       2,104,314     2,773,379
 *Blue Square Chain Stores Properties Investment.......          29,303       491,400
 *CLAL Industries, Ltd.................................         178,298       955,533
 CLAL Insurance, Ltd...................................          38,684       581,103
 Delek Israel Fuel Corp., Ltd. Series C................           4,584       315,066
 *Elbit Medical Imaging................................          17,319        93,879
 Elbit Systems, Ltd....................................          17,319       308,022
 Elbit, Ltd............................................          17,320       103,498
 Elite Industries, Ltd.................................           5,700       202,213
 *Elron Electronic Industries, Ltd.....................          19,701       266,633
 First International Bank of Israel....................          48,660       272,616
 First International Bank of Israel, Ltd...............         347,200       351,559
 IDB Bankholding Corp., Ltd............................          36,578       923,564
 IDB Development Corp., Ltd. Series A..................          72,515     1,978,219
 Industrial Building Corp., Ltd........................         277,150       333,849
 Israel Chemicals, Ltd.................................       1,165,326     1,179,680
 *Israel Corp. Series A................................           5,500       584,834
                                                             SHARES            VALUE+
                                                             ------            ------

 *Koor Industries, Ltd.................................          16,466  $    493,142
 M.A.Industries, Ltd...................................         162,937       331,350
 *Matav Cable Israel...................................          19,027       144,168
 Migdal Insurance Holdings.............................         279,107       316,165
 Osem Investment, Ltd..................................          77,343       619,460
 *Property and Building Corp., Ltd.....................           3,973       245,858
 Super-Sol, Ltd. Series B..............................         210,226       843,119
 Teva Pharmaceutical Industries, Ltd...................         120,820     7,236,901
                                                                         ------------
TOTAL -- ISRAEL
  (Cost $19,268,579)...................................                    27,553,049
                                                                         ------------
BRAZIL -- (8.1%)
PREFERRED STOCKS -- (6.1%)
 Ambev Cia de Bebidas das Americas.....................      12,453,835     2,362,419
 Aracruz Celulose SA Series B..........................         561,999       970,576
 Banco Bradesco SA.....................................     246,242,355     1,101,594
 Banco do Brasil SA....................................     126,670,000       538,139
 Banco Itau SA.........................................      35,500,000     2,434,111
 Bradespar SA..........................................     197,621,010        58,574
 Brasil Telecom Participacoes SA.......................     145,137,922     1,066,284
 Brasileira de Distribuicao Pao de Acucar..............       8,330,000       146,493
 Brasileira de Petroleo Ipiranga.......................      12,300,000        60,810
 Centrais Electricas de Santa Catarin Celesc
   Series B............................................         180,000        34,145
 Cimento Portland Itau.................................         860,000       133,228
 *Companhia Siderurgica Paulista Cosipa CSI............          65,000        11,046
 Copene-Petroquimica do Nordeste SA Series A...........         624,000       102,587
 Coteminas Cia Tecidos Norte de Minas..................       1,164,800        69,044
 *Cpfl Geracao Energia SA..............................       2,033,029         7,528
 Duratex SA............................................       2,900,000        51,573
 Electropaulo Electrecidade Metropolitana..............       8,395,000       255,461
 Embratel Participacoes SA.............................      38,582,922       163,152
 IKPC Industrias Klabin de Papel e Celulose SA.........         176,875        69,201
 *Inepar SA Industria e Construcoes....................      19,760,001        14,681
 Investimentos Itau SA.................................       2,388,290     2,010,385
 *Lojas Americanas SA..................................       2,166,794         2,792
 Lojas Renner SA.......................................         800,000         3,005
 *Paranapanema SA......................................       2,120,000         1,131
 Sadia SA..............................................         100,000        52,166
 Serrana SA............................................           2,450         1,172
 Siderurgica Belgo-Mineira.............................         970,000        56,734
 Siderurgica de Tubarao Sid Tubarao....................      15,120,000       118,910
 Siderurgica Paulista Casipa Series B..................             325           706
 Suzano de Papel e Celulose............................          54,000       118,440
 Tele Celular Sul Participacoes SA.....................         137,922           190
 Tele Centro Oeste Celular Participacoes SA............     230,437,922       505,428
 *Tele Leste Celular Participacoes SA..................         177,127            62
 Tele Norte Celular Participacoes SA...................         138,099            59
 Tele Norte Leste Participacoes SA.....................     146,862,911     1,921,112
 Telemig Celular Participacoes SA......................         137,922           226
 *Telemig Celular Participacoes SA Receipts............             746             1

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
                                                             SHARES            VALUE+
                                                             ------            ------
 Telenordeste Celular Participacoes SA.................         137,922  $        165
 Telesp Celular Participacoes..........................     176,941,089       531,441
 *Telesudeste Celular Participacoes SA.................      10,000,000        24,897
 Unibanco-Uniao de Bancos Brasileiros SA...............      12,963,000       517,364
 Usinas Siderurgicas de Minas Gerais SA................          52,039       117,018
 Vale do Rio Doce Series A.............................         156,160     3,258,489
 Votorantim Celulose e Papel SA........................       9,467,325       280,609
                                                                         ------------
TOTAL PREFERRED STOCKS
  (Cost $19,322,994)...................................                    19,173,148
                                                                         ------------
COMMON STOCKS -- (2.0%)
 *Acos Especiais Itabira-Acesita Aces..................      25,963,524         6,362
 Ambev Cia de Bebidas das Americas.....................       1,260,000       201,668
 Brasil Telecom Participacoes SA.......................      58,770,339       420,387
 *Brasil Telecom SA....................................     125,000,000       661,953
 *Ceval Alimentos SA...................................      11,610,114        21,221
 *Cpfl Geracao Energia SA..............................       3,140,000         9,245
 Embraco SA............................................         130,000        50,862
 Embraer Empresa Brasileira de Aeronautica.............         257,000     1,122,297
 Embratel Participacoes................................      57,550,000       266,327
 *Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................         480,000           711
 Gerdau SA.............................................      36,040,000       313,343
 *Globo Cabo SA........................................       1,000,000       300,349
 *Lojas Americanas SA..................................      14,042,476        17,869
 Petroquimica do Sul Copesul...........................       8,276,000       158,626
 Serrana SA............................................           2,054           938
 Siderurgica Nacional Sid Nacional.....................      26,651,000       369,159
 Souza Cruz Industria e Comercio.......................         201,000     1,012,789
 Tele Celular Sul Participacoes........................      58,036,409        66,743
 Tele Centro Oeste Celular Participacoes...............      57,876,799       187,556
 *Tele Leste Celular Participacoes.....................      73,908,726        42,352
 Tele Norte Celular Participacoes......................      57,624,254        38,714
 Tele Norte Leste Participacoes........................      57,550,710       656,159
 Telemig Celular Participacoes.........................      57,861,511       147,947
 Telenordeste Celular Participacoes....................      58,131,297        70,068
 Unibanco Unias de Bancos Brasileiros SA...............       1,500,000        29,640
 *Vale do Rio Doce Series B............................          81,160             0
 *Vallourec & Mannesmann
   Tubes-V & M DO Brasil SA............................         149,000         9,486
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $6,128,691)....................................                     6,182,771
                                                                         ------------
TOTAL -- BRAZIL
  (Cost $25,451,685)...................................                    25,355,919
                                                                         ------------
THAILAND -- (7.8%)
COMMON STOCKS -- (7.8%)
 *Advance Agro Public Co., Ltd. (Foreign)..............         221,130        71,546
 Advance Info Service Public Co., Ltd..................       5,962,500     6,215,405
 BEC World Public Co., Ltd. (Foreign)..................         306,700     1,467,517
 Bangkok Expressway Public Co., Ltd. (Foreign).........       1,702,600       372,421
                                                             SHARES            VALUE+
                                                             ------            ------

 *Bangkok Rubber Public Co., Ltd. (Foreign)............          14,600  $      3,426
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........       4,125,500       460,599
 Charoen Pokphand Foods Public Co., Ltd................       8,813,000     1,024,104
 *DBS Thai Danu Bank Public Co., Ltd. (Foreign)........       1,584,200       194,919
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................       3,840,710     2,152,765
 *Five Stars Property Public Co., Ltd. (Foreign).......           8,360           461
 Hana Microelectronics Public Co., Ltd. (Foreign)......         187,000       289,735
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................          11,270         2,144
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................           2,000           385
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........      12,201,770     2,974,792
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................           2,925           480
 Mutual Fund Public Co., Ltd. (Foreign)................             500           547
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................         630,150       153,630
 Sammakorn Public Co., Ltd. (Foreign)..................           7,500         3,742
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................           6,500           370
 *Shin Corp. Public Co., Ltd...........................         312,000       120,852
 *Shin Corporation Public Co., Ltd.....................       5,810,000     2,316,670
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......       1,381,225       881,196
 *Siam Cement Public Co., Ltd. (Foreign)...............          27,000       332,206
 *Siam City Cement Public Co., Ltd.....................          31,000        90,411
 Siam City Cement Public Co., Ltd. (Foreign)...........         557,413     1,625,687
 *Siam Commercial Bank Public Co., Ltd.................         439,000       173,045
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......       1,621,166       642,727
 Siam Makro Public Co., Ltd. (Foreign).................         727,100       679,247
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................           2,900         1,216
 *Srithai Superware Public Co., Ltd. (Foreign).........          16,400         1,218
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........       5,227,200     1,226,751
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................          11,100         3,591
 *Thai Military Bank Public Co., Ltd. (Foreign)........       4,483,500       515,892
 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................         864,400       358,456
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $35,033,105)...................................                    24,358,153
                                                                         ------------

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
                                                             SHARES            VALUE+
                                                             ------            ------
RIGHTS/WARRANTS -- (0.0%)
 *Telecomasia Corp. Public Co., Ltd. (Foreign) Rights
   2000-2008
   (Cost $0)...........................................       1,444,563  $          0
                                                                         ------------
TOTAL -- THAILAND
  (Cost $35,033,105)...................................                    24,358,153
                                                                         ------------
MEXICO -- (7.8%)
COMMON STOCKS -- (7.8%)
 *Altos Hornos de Mexico S.A...........................          97,000        28,835
 America Movil S.A. de C.V. Series L...................       3,832,000     3,299,556
 Apasco S.A. de C.V....................................          69,000       304,955
 *Carso Global Telecom S.A. de C.V. Telecom
   Series A1...........................................         913,071     1,847,281
 Cementos de Mexico S.A. de C.V. Series B..............         364,915     1,830,930
 Controladora Comercial Mexicana S.A. de C.V.
   Series B............................................         365,700       248,595
 Desc S.A. de C.V. Series B............................         295,000       108,225
 Desc S.A. de C.V. Series C............................           6,905         2,496
 El Puerto de Liverpool S.A. Series C1.................         339,500       428,601
 Embotelladoras Argos S.A. de C.V......................          28,000        66,165
 *Empresas ICA Sociedad Controladora S.A. de C.V.......         207,900        65,055
 *Empresas la Moderna S.A. de C.V. Series A............         120,000        46,613
 Fomento Economico Mexicano Series B & D...............         363,000     1,218,131
 *Gruma S.A. de C.V. Series B..........................          90,406        75,991
 *Grupo Carso S.A. de C.V. Series A-1..................         203,000       571,913
 Grupo Continental S.A.................................          14,500        18,775
 *Grupo Financiero Bancomer S.A. de C.V. Series O......       1,598,672     1,228,192
 *Grupo Financiero del Norte S.A. Series C.............         119,000       225,475
 Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................          16,475             0
 *Grupo Financiero Inbursa S.A. de C.V. Series O.......         719,097       709,963
 *Grupo Gigante S.A. de C.V. Series B..................         113,800       109,899
 Grupo Industrial Alfa S.A. Series A...................         150,290       163,787
 Grupo Industrial Bimbo S.A. de C.V. Series A..........         210,000       407,867
 Grupo Industrial Maseca S.A. de C.V. Series B.........         229,000        72,646
 Grupo Modelo S.A. de C.V. Series C....................         482,300     1,092,858
 *Grupo Televisa S.A. (Certificate Representing
   Series A, Series D & Series L)......................         755,000     1,302,634
 *Hylsamex S.A. de C.V. Series B.......................          60,000        31,723
 Industrias Penoles S.A. de C.V........................         103,000        88,911
 Kimberly Clark de Mexico S.A. de C.V. Series A........         314,000       863,967
 Nueva Grupo Mexico SA de CV Series B..................         172,000       200,438
 *Organizacion Soriana S.A. de C.V. Series B...........         150,000       357,693
 *TV Azteca S.A. de C.V. Series A......................         500,000       174,800
 Telefonos de Mexico S.A. Series A.....................         100,000       168,326
                                                             SHARES            VALUE+
                                                             ------            ------

 Telefonos de Mexico S.A. Series L.....................       3,042,000  $  5,054,835
 Tubos de Acero de Mexico S.A..........................          85,000       134,456
 Vitro S.A.............................................         121,600        95,519
 Walmart de Mexico S.A. de C.V. Series C...............         617,000     1,321,517
 Walmart de Mexico S.A. de C.V. Series V...............         137,180       330,527
                                                                         ------------
TOTAL -- MEXICO
  (Cost $18,587,853)...................................                    24,298,150
                                                                         ------------
UNITED STATES -- (7.5%)
COMMON STOCKS -- (7.5%)
 BBV Banco BHIF ADR....................................          45,500       614,250
 Banco de Santiago SA ADR..............................         127,900     2,826,590
 Banco Edwards SA ADR..................................          55,248       922,642
 Banco Santander Chile Sponsored ADR...................         153,200     2,428,220
 *Cia Telecom de Chile ADR.............................         282,500     3,248,750
 Compania Cervecerias Uni ADR..........................          81,400     1,415,546
 Cristalerias de Chile SA ADR..........................          25,300       470,074
 Distribucion y Servicio D&S SA ADR....................         111,200     1,334,400
 Embotelladora Andina SA Andina ADR....................          81,300       772,350
 Embotelladora Andina SA Andina Series B ADR...........          76,700       633,542
 Empresa Nacional de Elec ADR..........................         318,518     3,236,143
 *Empresas Telex - Chile SA ADR........................           7,880         5,949
 Enersis SA ADR........................................         203,103     2,741,890
 Lan Chile SA ADR......................................         103,000       731,300
 *Madeco SA ADR........................................          44,500       131,720
 Masisa SA ADR.........................................          25,100       302,455
 Santa Isabel SA ADR...................................          15,500        65,875
 Sociedad Quimica y Minera Chile ADR...................          34,600       737,326
 *Sociedad Quimica y Minera de Chile SA ADR Class A....             902        24,832
 Vina Concha y Toro SA Conchatoro ADR..................          16,800       655,200
                                                                         ------------
TOTAL -- UNITED STATES
  (Cost $28,036,272)...................................                    23,299,054
                                                                         ------------
INDONESIA -- (6.9%)
COMMON STOCKS -- (6.9%)
 *PT Asahimas Flat Glass Co., Ltd......................          75,000         6,450
 PT Astra Agro Lestari Tbk.............................       1,932,000       175,391
 *PT Astra International Tbk...........................       2,976,000       575,882
 *PT Bank International Indonesia......................      13,677,191        32,675
 *PT Bank Lippo Tbk....................................      32,812,000       109,743
 PT Bimantara Citra....................................         589,000        71,763
 *PT Charoen Pokphand Indonesia Tbk....................         475,000        17,475
 *PT Ciputra Development Tbk...........................         563,300         3,499
 PT Citra Marga Nusaphala Persada......................         960,000        26,604
 PT Dankos Laboratories................................         147,000         6,462
 *PT Gajah Tunggal Tbk.................................       2,977,000        35,560
 *PT Gt Kabel Indonesia Tbk............................         212,000         1,064
 *PT GT Petrochem Industries Tbk.......................          70,000           836
 PT Hanjaya Mandala Sampoerna Tbk......................      11,557,500     3,755,075
 *PT Hero Supermarket Tbk..............................          78,000         5,218
 *PT Indah Kiat Pulp & Paper Corp......................       6,161,601        67,712
 *PT Indocement Tunggal Prakarsa.......................       3,090,000       214,078

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
                                                             SHARES            VALUE+
                                                             ------            ------
 PT Indofood Sukses Makmur Tbk.........................      11,716,400  $    699,761
 *PT Indorama Synthetics Tbk...........................         365,580        14,323
 PT Indosat (Persero) Tbk..............................       2,776,500     2,202,174
 *PT Jakarta International Hotel and Development Tbk...         362,500        11,951
 *PT Jaya Real Property................................         305,000        10,930
 *PT Kalbe Farma Tbk...................................       1,410,000        31,664
 *PT Kawasan Industry Jababeka Tbk.....................         407,333         3,114
 *PT Lippo Land Development Tbk........................         174,000        18,290
 *PT Makindo Tbk.......................................       2,236,500       614,444
 PT Matahari Putra Prima Tbk Foreign...................       2,543,000       116,644
 *PT Mayorah Indah.....................................         288,720         8,415
 PT Medco Energi International Tbk.....................       9,514,000     1,295,549
 *PT Modern Photo Tbk..................................         154,000         7,358
 *PT Mulia Industrindo.................................         850,680        10,568
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................         765,821         5,855
 *PT Pakuwon Jati Tbk..................................         312,000         2,385
 *PT Panasia Indosyntec Tbk............................         103,600         1,683
 *PT Perusahaan Rokok Tjap Gudang Garam................       3,885,500     3,081,774
 PT Ramayana Lestari Sentosa Tbk.......................       4,004,000     1,061,776
 *PT Sari Husada Tbk...................................          13,440        11,559
 *PT Semen Cibinong Tbk................................         231,000         8,830
 PT Semen Gresik.......................................       1,739,502     1,063,851
 PT Summarecon Agung...................................          87,838         2,182
 PT Telekomunikasi Indonesia (Persero) Series B........      16,531,820     4,344,394
 PT Tempo Scan Pacific.................................          19,500         5,683
 PT Tigaraksa Satria Tbk...............................          25,200         9,632
 PT Timah Tbk..........................................         327,000        14,374
 *PT Unggul Indah Corp. Tbk............................         139,640        20,016
 PT Unilever Indonesia Tbk.............................       1,192,000     1,822,519
 *PT United Tractors...................................         168,000         5,699
                                                                         ------------
TOTAL COMMON STOCKS
  (Cost $47,763,313)...................................                    21,612,884
                                                                         ------------
RIGHTS/WARRANTS -- (0.0%)
 *Indocement Tunggal Prakarsa Warrants Class C 05/02/03
   (Cost $66,259)......................................       2,357,941        21,406
                                                                         ------------
TOTAL -- INDONESIA
  (Cost $47,829,572)...................................                    21,634,290
                                                                         ------------
PHILIPPINES -- (4.7%)
COMMON STOCKS -- (4.7%)
 Aboitiz Equity Ventures, Inc..........................       7,014,400       199,840
 Ayala Corp............................................      13,893,600     1,337,256
 Ayala Land, Inc.......................................      18,687,576     1,798,675
 Bank of the Philippine Island.........................       1,840,426     1,824,548
 *Cosmos Bottling Corp.................................       4,006,000       447,269
 *Equitable PCI Bank, Inc..............................         875,000       404,249
 *Filinvest Development Corp...........................       4,664,500        85,302
 *Filinvest Land, Inc..................................       9,822,000       317,643
 La Tondena Distillers, Inc............................         693,200       323,593
 *Metropolitan Bank & Trust Co.........................         658,727     2,231,761
 *Petron Corp..........................................      19,893,000       574,409
 Philippine Long Distance Telephone Co.................         174,940     1,439,643
                                                             SHARES            VALUE+
                                                             ------            ------

 *Philippine National Bank.............................         259,975  $    245,221
 SM Prime Holdings, Inc................................      22,614,000     2,742,506
 *Security Bank Corp...................................         320,842       105,767
 *Southeast Asia Cement Holdings, Inc..................          30,190            38
 Union Bank of the Philippines.........................         812,300       234,551
 Universal Robina Corp.................................       3,158,100       261,411
                                                                         ------------
TOTAL -- PHILIPPINES
  (Cost $39,884,377)...................................                    14,573,682
                                                                         ------------
POLAND -- (3.9%)
COMMON STOCKS -- (3.9%)
 *Agora SA.............................................          81,074     1,087,014
 *Bank Polska Kasa Opieki - Grupa Pekao SA.............         122,933     2,376,752
 Bank Przemyslowo-Handlowy SA..........................           6,883       362,002
 *Bank Zackodni Wbk SA.................................          42,409       508,918
 *Big Bank Gdanski SA..................................         713,311       484,356
 *Big Bank Gdanski SA Issue 2001.......................         713,311       484,357
 Bre Bank SA...........................................          17,201       522,411
 Browary Zywiec SA.....................................          10,348       511,022
 *Browary Zywiec SA Issue 2001.........................           5,512       268,800
 *Elektrim SA..........................................         140,733       573,368
 Frantschach Swiecie SA................................          52,999       366,420
 Kredyt Bank SA........................................         165,651       746,467
 *Kredyt Bank SA Issue 2001............................          82,825       363,006
 *Optimus SA...........................................           6,873        83,156
 *Orbis SA.............................................          77,409       328,756
 *Polish Telecom TPSA..................................         296,434     1,097,925
 Powszechny Bank Kredytowy SA..........................          49,286     1,296,065
 *Prokom Software SA...................................          21,336       537,362
                                                                         ------------
TOTAL -- POLAND
  (Cost $13,796,033)...................................                    11,998,157
                                                                         ------------
GREECE -- (3.9%)
COMMON STOCKS -- (3.9%)
 Alpha Credit Bank.....................................          75,472     1,409,668
 Altec Information & Communication Systems S.A.........          51,690       136,998
 Athens Medical Center S.A.............................          29,210       110,373
 *Attica Enterprises S.A. Holdings.....................         112,918       533,843
 Bank of Attica S.A....................................          19,937       137,814
 Bank of Piraeus S.A...................................         190,825     1,712,063
 Egnatia Bank S.A......................................          23,663        89,413
 Ethniki General Insurance Co..........................          17,047       169,429
 *General Hellenic Bank................................          33,012       318,645
 Halkor S.A............................................          55,744       223,611
 Hellenic Bottling Co., S.A............................         107,930     1,581,038
 Hellenic Technodomiki S.A.............................          83,796       502,707
 *Heracles General Cement Co...........................          38,076       499,807
 Intracom S.A..........................................          91,489     1,291,047
 Mailis (M.J.) S.A.....................................          83,710       409,248
 Mytilineos Holdings S.A...............................          26,010       135,078
 National Investment Bank for Industrial Development...          39,294       368,727
 Panafon Hellenic Telecommunications Co. S.A...........          58,030       294,094
 Silver and Baryte Ores Mining Co. S.A.................          30,520       235,017

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
                                                             SHARES            VALUE+
                                                             ------            ------
 Tiletipos S.A.........................................          23,910  $    107,473
 Titan Cement Co.......................................          49,460     1,729,829
                                                                         ------------
TOTAL -- GREECE
  (Cost $19,804,684)...................................                    11,995,922
                                                                         ------------
HUNGARY -- (3.7%)
COMMON STOCKS -- (3.7%)
 Budapesti Elektromos Muvek RT.........................             185         7,475
 Delmagyarorszagi Aramszolgaltato Demasz RT............           2,275        70,462
 Egis RT...............................................          36,433     1,509,745
 Gedeon Richter, Ltd...................................          40,954     2,274,452
 Hungarian Telecommunications Co.......................         460,184     1,503,938
 Magyar Olay-Es Gazipari RT............................         138,429     2,488,710
 OTP Bank, Ltd.........................................          44,122     2,450,392
 *Tiszai Vegyi Kombinat RT.............................         113,415     1,231,476
                                                                         ------------
TOTAL -- HUNGARY
  (Cost $12,093,392)...................................                    11,536,650
                                                                         ------------
ARGENTINA -- (3.4%)
COMMON STOCKS -- (3.4%)
 *Acindar Industria Argentina de Aceros SA Series B....         899,000       137,886
 *Alpargatas SA Industrial y Comercial.................           1,078             0
 *Alto Palermo SA Series A.............................           5,000         4,386
 *Banco del Sud Sociedad Anonima Series B..............          29,000         8,721
 Banco Frances del Rio de la Plata SA..................         467,809     1,195,855
 *Capex SA Series A....................................          52,893        91,731
 *Celulosa Argentina SA Series B.......................          18,750         6,579
 *Central Costanera SA Series B........................         114,100        40,148
 *Central Puerto SA Series B...........................          16,000         5,293
 *Garovaglio y Zorraquin SA............................          28,000         1,403
 Gas Natural SA, Buenos Aires..........................         345,000       321,641
 Grupo Financiero Galicia SA Series B..................       2,110,110       852,471
 *IRSA Inversiones y Representaciones SA...............         643,419       374,103
 *Juan Minetti SA......................................         353,151       258,790
 Ledesma S.A.A.I.......................................         135,378        65,413
                                                             SHARES            VALUE+
                                                             ------            ------

 Metrogas SA Series B..................................         543,115  $    283,661
 *Molinos Rio de la Plata SA Series B..................         694,833       807,994
 PC Holdings SA Series B, Buenos Aires.................       2,274,901     2,257,706
 *Renault Argentina SA.................................         176,559        29,204
 *Siderar SAIC Series A................................         721,484       534,492
 Siderca SA Series A...................................         714,907       888,671
 *Solvay Indupa S.A.I.C................................         555,366        99,099
 Telecom Argentina Stet-France SA Series B.............         977,000     1,234,056
 Transportadora de Gas del Sur SA Series B.............       1,028,000     1,009,924
                                                                         ------------
TOTAL -- ARGENTINA
  (Cost $27,773,949)...................................                    10,509,227
                                                                         ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $1,024).......................................                         1,012
                                                                         ------------

                                                              FACE
                                                             AMOUNT
                                                             ------
                                                             (000)
TEMPORARY CASH INVESTMENTS -- (3.3%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $10,573,493) to be
   repurchased at $10,418,736
   (Cost $10,417,000)..................................  $       10,417    10,417,000
                                                                         ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $380,097,937)++................................                  $311,292,313
                                                                         ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $384,491,339.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001


                                                            SHARES           VALUE+
                                                            ------           ------
TURKEY -- (12.2%)
COMMON STOCKS -- (12.2%)
 Adana Cimento Sanayi Ticaret A.S......................  110,590,750   $    69,542
 *Akal Tekstil A.S.....................................      926,625        11,591
 Akcansa Cimento Sanayi ve Ticaret A.S.................   31,283,000       188,254
 *Aksa.................................................   14,946,750       199,600
 Aksigorta A.S.........................................   21,262,500       140,892
 *Aksu Iplik Dokuma ve Boya Apre Fab A.S...............    2,985,130         7,468
 *Aktas Elektrik Ticaret A.S...........................      370,000        37,527
 *Alarko Holding.......................................   10,130,400       162,681
 *Alarko Sanayii ve Ticaret A.S........................      841,499        29,018
 *Alternatifbank A.S...................................    8,700,000         3,471
 *Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................    1,464,000         7,919
 Anadolu Anonim Turk Sigorta Sirketi...................   43,000,860        50,882
 Anadolu Cam Sanayii A.S...............................   25,866,000        32,355
 Anadolu Gida Sanayi A.S...............................    7,800,000        23,997
 *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.
   Series C............................................    4,800,000        20,772
 BSH Profilo Elektrikli Gerecler Sanayii A.S...........   23,310,032       181,254
 Bagfas Bandirma Gubre Fabrik..........................    2,300,000        31,492
 Bandirma Vitaminli Yem Sanayii Ticaret A.S............    5,074,664        22,303
 Bati Cimento A.S......................................    7,489,990        30,893
 *Bekoteknik Sanayi A.S................................   20,510,494        68,648
 Bolu Cimento Sanayi A.S...............................   28,778,552        45,728
 Borusan...............................................    2,695,000        15,853
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............    9,020,000        27,445
 *Bursa Cimento Fabrikasi A.S..........................    2,200,000        41,651
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................   14,489,000       134,706
 *Carsi Buyuk Magazacilik..............................    7,068,000        15,293
 Celebi Hava Servisi A.S...............................    3,870,000        74,577
 Cimentas A.S..........................................    6,870,000       139,356
 *Commercial Union Sigorta A.S.........................    2,720,000        41,381
 *Deva Holding A.S.....................................   10,869,332        10,289
 *Dogan Yayin Holding..................................   52,266,000        68,029
 *Doktas...............................................    8,800,000        14,280
 *Eczacibasi Ilac......................................   10,476,000        53,834
 *Eczacibasi Yapi Gere.................................      937,500        14,897
 *Ege Plastik Ticaret ve Sanayi A.S....................    3,860,000         3,915
 *Ege Seramik Co., Inc.................................    6,330,720         5,244
 *Finansbank...........................................  167,011,260       129,865
 Goltas Cimento........................................    1,330,000         8,723
 *Good Year Lastikleri A.S.............................    8,935,125        43,499
 Gubre Fabrikalari Ticaret A.S.........................      937,440         6,085
 *Gunes Sigorta A.S....................................   11,826,000        12,394
 *Hektas Ticaret A.S...................................    7,984,128         9,447
 *Hurriyet Gazette.....................................   68,322,080       161,687
 *Ihlas Holding........................................    7,871,114             0
 *Is Gayrimenk.........................................  134,295,200       111,236
 *Isiklar Ambalaj Sansuii ve Ticaret A.S...............      895,000         1,604

                                                            SHARES           VALUE+
                                                            ------           ------

 *Izmir Demir Celik....................................   24,856,250   $    18,067
 Karsu Tekstil Sanayii ve Ticaret A.S..................    1,136,000         3,764
 Kartonsan.............................................    1,698,750        55,708
 Kav Orman Sanayii A.S.................................    3,003,000         6,396
 *Kent Gida Maddeleri Sanayii ve Ticaret A.S...........   14,860,000       178,346
 Kepez Elektrik Ticaret A.S............................       91,000        30,457
 *Kerevitas Gida Sanayi ve Ticaret A.S.................    2,532,000         3,467
 Konya Cimento.........................................    2,220,000         9,157
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................   12,787,500        52,743
 Mardin Cimento........................................    5,175,000        28,343
 Marshall Boya ve Vernik Sanayii A.S...................      951,000        18,969
 *Medya Holdings A.S. Series C.........................   15,849,000        73,943
 *Merko Gida Sanayi ve Ticaret A.S. Series A...........    5,290,000         5,365
 *Milliyet Gazetecilik A.S.............................   16,465,680        20,040
 *Milpa Ticari ve Sinai Urunler Pazarlama..............    8,078,400         6,282
 *Mudurnu Tavukculuk A.S...............................    1,740,000           529
 Mutlu Aku.............................................    1,527,000         6,918
 *Nergis Holding A.S...................................    1,784,000         4,463
 *Net Holding A.S......................................   15,942,722         9,378
 *Net Turizm Ticaret ve Sanayi.........................   16,830,000        11,152
 Netas Northern Electric Telekomunikasyon A.S..........    4,086,500       118,814
 *Olmuksa Mukavva Sanayi ve Ticaret A.S................    3,496,000        17,256
 Otobus Karoseri Sanayi A.S............................    6,078,000        48,289
 Pinar Sut Mamulleri Sanayii A.S.......................   12,143,250        23,811
 *Raks Elektroniks A.S.................................    2,730,000         9,599
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............    2,627,865        26,208
 Sasa Suni ve Sentetik Elyat Sanayi A.S................    9,711,000       101,775
 *Sonmez Filament Sentetik Iplik ve Elyaf Sanayi
   A.S.................................................      900,000         2,160
 T. Tuborg Bira ve Malt Sanayi A.S.....................    6,262,500        40,227
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................   56,756,000       105,534
 Tat Konserve..........................................    5,214,999        34,204
 *Tekstil Bank, Non-Tradable Shares....................   10,588,100         4,081
 *Tekstil Bankasi A.S..................................   31,764,618        12,242
 *Teletas Telekomunikasyon Endustri Ticaret A.S........    5,416,000        49,438
 *Tofas Turk Otomobil Fabrikasi A.S....................    2,600,000        20,657
 Trakya Cam Sanayii A.S................................   45,657,000       191,402
 *Turk Demir Dokum Fabrikalari.........................    5,039,996        16,187
 *Turk Dis Ticaret Bankasi A.S.........................   61,469,179        41,978
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............    1,867,500        20,204
 *Turk Sise ve Cam Fabrikalari A.S.....................   52,986,800       168,388
 USAS (Ucak Servisi A.S.)..............................       30,000        40,569
 *Uzel Makina Sanayi A.S...............................    7,772,000        23,648
 *Vakif Finansal Kiralama A.S..........................    5,139,449         5,126

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Vestel Elektronik Sanayi Ticaret A.S.................   15,612,000   $    33,780
 Yunsa Yunlu Sanayi ve Ticaret A.S.....................      619,000         5,232
                                                                       -----------
TOTAL -- TURKEY
  (Cost $5,710,870)....................................                  4,215,873
                                                                       -----------
SOUTH KOREA -- (11.6%)
COMMON STOCKS -- (11.6%)
 *A-Nam Industrial Co., Ltd............................       10,973        35,947
 *Bank of Pusan........................................        8,550        23,509
 *Bing Grae Co., Ltd...................................        1,210         8,175
 Bu Kwang Pharmaceutical Co., Ltd......................        6,237        27,586
 Cheil Communications, Inc.............................          707        67,206
 Cheil Industrial, Inc.................................        6,500        39,064
 Choong Wae Pharmaceutical.............................        1,736        12,138
 Chungho Comnet Co., Ltd...............................          720         6,872
 Comtec Systems Co., Ltd...............................        2,000         3,237
 *Dae Ho Construction Co., Ltd.........................        1,630         3,778
 Daeduck Electronics Co., Ltd..........................       21,784       208,786
 Daeduck Industries Co., Ltd...........................        7,307        59,126
 *Daegu Bank Co., Ltd..................................       15,650        37,929
 Daehan City Gas Co., Ltd..............................        2,621        27,180
 Daehan Flour Mills Co., Ltd...........................          470        11,742
 Daelim Industrial Co., Ltd............................        6,100        64,695
 Daesung Industrial Co., Ltd...........................        1,690        31,466
 *Daewoo Electronics Co., Ltd..........................       13,010         6,439
 Daewoong Pharmaceutical Co., Ltd......................        1,899        23,721
 Daishin Securities Co., Ltd...........................       10,593       137,311
 *Daou Technology, Inc.................................        7,000        17,048
 Dong Ah Tire Industrial Co., Ltd......................          730        19,441
 Dong Bu Insurance Co., Ltd............................       19,230        56,274
 Dong-A Pharmaceutical Co., Ltd........................        1,571        28,818
 *Dong-Ah Securities Co., Ltd..........................        4,840        15,133
 Dongkuk Steel Mill Co., Ltd...........................        6,907        16,821
 *Dongwon Securities Co., Ltd..........................       11,850        77,268
 *Doosan Construction & Engineering Co., Ltd...........        8,410        26,097
 Eastel Systems Corp...................................        3,570         9,452
 Global Enterprise Co., Ltd............................        5,900         8,644
 *Good Morning Securities Co., Ltd.....................       16,000        70,642
 Hae In Co., Ltd.......................................        5,964         8,106
 Han Kuk Carbon Co., Ltd...............................        7,903        13,473
 *Han Wha Energy Co., Ltd..............................        5,600         2,266
 Hanil Cement Manufacturing Co., Ltd...................        1,010        21,027
 Hanil Securities Co., Ltd.............................        4,290        16,245
 Hanjin Shipping Co., Ltd..............................       12,014        41,953
 Hanjin Transportation Co., Ltd........................        1,041         6,256
 Hankook Synthetics, Inc...............................        7,000         2,392
 Hankook Tire Manufacturing Co., Ltd...................       26,040        52,779
 *Hankuk Electric Glass Co., Ltd.......................        1,000        53,971
 Hankuk Glass Industries, Inc..........................        5,120        75,016
 Hanmi Pharmaceutical Industrial Co, Ltd...............        2,496        24,511
 *Hansol Electronics Inc...............................          560         1,791
 Hansol Paper Co., Ltd.................................        7,730        24,321
 *Hansung Enterprise Co., Ltd..........................          620         2,791
 *Hanwha Chemical Corp.................................       17,930        57,048
 *Hanwha Securities Co., Ltd...........................        2,260        10,031
 Hite Brewery Co., Ltd.................................        2,180        88,200
 Hotel Shilla, Ltd.....................................       11,548        76,751
 Hung Chang Co., Ltd...................................          554         1,201
 *Hyundai Corp.........................................       13,398        18,051

                                                            SHARES           VALUE+
                                                            ------           ------

 Hyundai Department Store Co., Ltd.....................        3,063   $    50,292
 *Hyundai Fire & Marine Insurance Co., Ltd.............        1,430        28,198
 *Hyundai Merchant Marine Co., Ltd.....................       13,000        20,936
 Hyundai Mipo Dockyard Co., Ltd........................        3,572        21,046
 *Hyundai Pipe Co., Ltd................................       11,310        41,449
 ISU Chemical Co., Ltd.................................        1,530        13,462
 Il Shin Spinning......................................          380        10,240
 Inchon Iron & Steel Co., Ltd..........................       17,010        50,780
 KEC Corp..............................................        1,375        19,660
 Keumkang Korea Chemical Co., Ltd......................        1,984       149,629
 *Kohap Co., Ltd.......................................        6,320         2,855
 Kolon Industries, Inc.................................        2,260        10,475
 *Kolon International Corp.............................        4,590        12,260
 Korea Circuit Co......................................        7,800        23,714
 Korea Fine Chemical Co., Ltd..........................        1,388        21,263
 Korea Green Cross Co., Ltd............................        1,825        43,514
 Korea Iron & Steel Works Co., Ltd.....................        2,172        32,335
 *Korea Steel Chemical Co., Ltd........................        2,651        25,408
 Korea Zinc Co., Ltd...................................        2,580        35,065
 Korean Air............................................       12,171        73,624
 Korean Reinsurance Co., Ltd...........................        3,410        67,643
 *Kumho Electronics Co., Ltd...........................          670         2,853
 *Kumho Industrial Co., Ltd............................        4,530         6,477
 LG Cable & Machinery, Ltd.............................        5,790        70,049
 LG Construction, Ltd..................................        8,459        93,701
 *LG Insurance Co., Ltd................................       10,800        37,671
 LG International Corp.................................       18,358        58,554
 Lotte Chilsung Beverage Co., Ltd......................          220        72,244
 Lotte Confectionary Co., Ltd..........................          680       149,045
 Meritz Securities Co., Ltd............................        2,940         9,585
 Namhae Chemical Corp..................................       18,720        31,325
 Namyang Dairy Products Co., Ltd.......................          340        91,884
 Nong Shim Co., Ltd....................................        3,244       158,007
 Oriental Fire & Marine Insurance Co., Ltd.............        1,370         8,987
 *Orion Electric Co., Ltd..............................       12,155         9,167
 Pacific Chemical Co., Ltd.............................        1,360       100,325
 Poong San Corp........................................        3,070        19,704
 *Regent Securities Co., Ltd...........................        5,600        11,218
 S1 Corp...............................................        5,950        82,736
 *SK Securities Co., Ltd...............................       37,530        74,152
 Samsung Fine Chemicals................................        4,960        48,902
 Samyang Genex Co., Ltd................................          220         5,073
 Seondo Electric Co., Ltd..............................        4,400         5,133
 Seoul City Gas Co., Ltd...............................        2,750        31,974
 Seoul Securities Co., Ltd.............................        7,840        31,966
 Shin Young Securities Co., Ltd........................        2,620        28,816
 *Shinmoorim Paper Manufacturing Co., Ltd..............        2,858        10,485
 *Ssangyong Cement Industry Co., Ltd...................       13,530         9,832
 Suheung Capsule Co., Ltd..............................        1,900        14,762
 Sunkyong, Ltd.........................................        5,450        38,962
 Tae Kwang Industrial Co., Ltd.........................          200        25,768
 Tae Young Corp........................................          804        20,496
 Tai Han Electric Wire Co..............................        2,553        23,968
 *Tong Yang Securities Co., Ltd........................        5,673        16,913
 Tongyang Confectionery Co.............................          660        15,555
 *Young Poong Mining & Construction Corp...............        1,580         7,050

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Youngone Corp.........................................       11,400   $    12,135
 Yuhan Corp............................................        1,245        60,543
                                                                       -----------
TOTAL -- SOUTH KOREA
  (Cost $4,453,670)....................................                  4,029,590
                                                                       -----------
BRAZIL -- (10.1%)
PREFERRED STOCKS -- (8.2%)
 *Acesita SA...........................................  226,265,315        60,805
 Alpargatas-Santista Textil SA.........................      300,000        24,305
 Banco Mercantil do Brasil SA..........................      130,000        16,466
 Brasileira de Petroleo Ipiranga.......................   16,800,000        83,058
 *Bunge Fertilizantes SA...............................      900,000         7,469
 *Caemi Mineracao e Metalurgia SA......................      500,000        58,390
 Cimento Portland Itau.................................    1,670,000       258,711
 *Companhia Siderurgica Paulista Cosipa CSI............      107,000        18,183
 Confab Industrial SA..................................       27,000        23,155
 Coteminas Cia Tecidos Norte de Minas..................    1,288,785        76,393
 Distribuidora de Produtos Petreleo Ipirangi SA........    3,900,000        37,376
 Duratex SA............................................    3,000,000        53,351
 ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
   Series B............................................   13,156,000        72,529
 Energetica do Ceara Coelce............................   32,000,000        59,438
 Forca Luz Cataguazes Leopoldina Series A..............   23,400,000        15,443
 Francisco Stedile SA Series A.........................   20,200,000         7,743
 Globex Utilidades SA..................................       18,000        74,692
 Gradiente Eletronica SA...............................        2,600         8,220
 IKPC Industrias Klabin de Papel e Celulose SA.........      340,000       133,023
 *Industria de Bebidas Antarctica Minas Gerais
   Antarctic...........................................      171,000        28,383
 Industria de Bebidas Antarctica Polar SA..............       23,000        23,860
 *Industrias Villares SA...............................       58,000            23
 *Inepar SA Industria e Construcoes....................    9,900,001         7,355
 *Lojas Americanas SA..................................   10,690,369        13,773
 Marcopolo SA..........................................       20,000        25,293
 Metal Leve SA.........................................    2,500,000        42,928
 Metalurgica Gerdau SA.................................    5,725,694        79,197
 Oxiteno SA Industria e Comercio.......................       12,160        45,653
 *Paranapanema SA......................................    6,200,000         3,308
 Perdigao SA NPV.......................................       36,000       213,406
 Randon Participacoes SA...............................   51,000,000        12,698
 *Rasip Agro Pastoril SA...............................   51,000,000         1,209
 *Real Consorcio Participacoes SA......................       19,000        25,004
 Refinaria de Petroleo Ipiranga SA.....................    3,600,000        20,224
 *Renner Herrmann SA...................................       28,000         4,869
 Sadia SA..............................................      345,000       179,972
 Serrana SA............................................       55,000        26,300
 *Sharp SA Equipamentos Eletronicos....................   30,200,000           477
 Siderurgica Belgo-Mineira.............................    2,650,000       154,996
 Siderurgica de Tubarao Sid Tubarao....................   17,400,000       136,841
 Siderurgica Paulista Casipa Series B..................          535         1,163
 Suzano de Papel e Celulose............................       30,000        65,800
 *Tele Leste Celular Participacoes SA..................  104,666,572        36,400
 Tele Norte Celular Participacoes SA...................   81,505,027        34,787
 Telemig Celular Participacoes SA......................  133,400,000       218,784

                                                            SHARES           VALUE+
                                                            ------           ------

 Telenordeste Celular Participacoes SA.................  180,000,000   $   215,540
 Varig Participacoes Em Transportes....................      122,026         1,929
 *Varig Particpacoes Em Servicos.......................      116,823           157
 *Varig SA Viacao Aerea Riograndense...................       16,000         7,019
 Weg SA................................................      165,000       126,502
                                                                       -----------
TOTAL PREFERRED STOCKS
  (Cost $3,067,619)....................................                  2,842,600
                                                                       -----------
COMMON STOCKS -- (1.9%)
 *Acos Especiais Itabira-Acesita Aces..................   42,900,000        10,511
 *Acos Villares SA Avil................................      120,000           842
 Avipal SA Avicultura e Agropecua......................   15,900,000        15,646
 Bahia Sul Celulose SA.................................      560,000        51,565
 Copene-Petroquimica do Nordeste SA Series A...........      620,000       101,929
 Embraco SA............................................      230,000        89,986
 *Empressa Metropolitanade Aguas e Energia SA..........    5,000,000        19,760
 Eternit SA............................................      120,000        10,196
 *Globo Cabo SA........................................      655,000       196,729
 Metalurgica Gerdau....................................      323,038         4,468
 *Rhodia Ster SA.......................................      640,780        20,259
 Ripasa SA Papel e Celulose............................       90,000        36,990
 Sao Paulo Alpargatas SA...............................      510,000        25,204
 *Saraiva Livr.........................................        4,000        15,808
 Uniao des Industrias Petroquimicas SA Series B........       87,000        34,382
 *Vallourec & Mannesmann Tubes-V & M DO Brasil SA......      215,000        13,687
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $775,202)......................................                    647,962
                                                                       -----------
TOTAL -- BRAZIL
  (Cost $3,842,821)....................................                  3,490,562
                                                                       -----------
THAILAND -- (9.8%)
COMMON STOCKS -- (9.7%)
 *Adkinson Securities Public Co., Ltd. (Foreign).......       92,100        26,231
 *Advance Agro Public Co., Ltd. (Foreign)..............      809,000       261,750
 *Amarin Plaza Public Co., Ltd. (Foreign)..............        8,880         1,649
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......      284,000        14,883
 Bangkok Expressway Public Co., Ltd. (Foreign).........    1,170,400       256,009
 *Bangkok Land Public Co., Ltd. (Foreign)..............       65,200         4,457
 Banpu Public Co., Ltd. (Foreign)......................      133,600        79,146
 Berli Jucker Public Co., Ltd. (Foreign)...............       79,100        71,641
 *Big C Supercenter Public Co., Ltd. (Foreign).........       87,000        40,042
 *Capetronic International (Thailand) Public Co., Ltd.
   (Foreign)...........................................    1,020,399        20,227
 *Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................       46,000        28,823
 *Central Paper Industry Public Co., Ltd. (Foreign)....       19,800           947
 Central Plaza Hotel Public Co., Ltd. (Foreign)........       39,500        15,840

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Ch Karnchang Public Co., Ltd. (Foreign)..............       62,800   $    23,467
 Compass East Industry (Thailand) Public Co., Ltd.
   (Foreign)...........................................       12,200        47,812
 Eastern Water Resources Development & Management
   Public Co., Ltd. (Foreign)..........................       90,100        55,942
 *Golden Land Property Development Public Co., Ltd.
   (Foreign)...........................................       99,416        21,633
 Grammy Entertainment Public Co., Ltd. (Foreign).......       46,000        85,421
 Hana Microelectronics Public Co., Ltd. (Foreign)......       61,900        95,907
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................       46,500         5,615
 International Cosmetics Public Co., Ltd. (Foreign)....       15,500        67,985
 *Jalaprathan Cement Public Co., Ltd. (Foreign)........       85,200        22,325
 *Jasmine International Public Co., Ltd. (Foreign).....      350,000        28,709
 *K.R. Precision Public Co., Ltd. (Foreign)............      320,598        20,600
 *KCE Electronics Public Co., Ltd. (Foreign)...........       20,400        19,290
 *KGI Securities One Public Co., Ltd. (Foreign)........      383,146        27,238
 Kang Yong Electric Public Co., Ltd. (Foreign).........        7,200         8,941
 *LPN Development Public Co., Ltd. (Foreign)...........       15,100         3,010
 Laguna Resorts & Hotels Public Co., Ltd. (Foreign)....       32,200        24,945
 *Land and House Public Co., Ltd. (Foreign)............      213,031       180,809
 *Loxley Public Co., Ltd. (Foreign)....................       95,812        17,683
 *Media of Medias Public Co., Ltd. (Foreign)...........        9,100           850
 Muramoto Electronic (Thailand) Public Co., Ltd.
   (Foreign)...........................................        9,900        19,512
 *Nation Multimedia Group Public Co., Ltd. (Foreign)...      146,259        34,325
 National Petrochemical Public Co., Ltd. (Foreign).....      447,300       343,972
 *Pacific Assets Public Co., Ltd. (Foreign)............      141,000        10,602
 *Padaeng Industry Public Co., Ltd. (Foreign)..........       73,800        21,187
 Patum Rice Mill & Granary Public Co., Ltd.
   (Foreign)...........................................        5,500         3,133
 *Pizza Public Co., Ltd. (Foreign).....................       13,258        11,102
 *Prasit Development Public Co., Ltd. (Foreign)........       29,700         1,015
 *Quality Houses Public Co., Ltd. (Foreign)............      234,000        27,991
 *Regional Container Lines Public Co., Ltd.
   (Foreign)...........................................       37,400        30,252
 *Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................       24,700         1,463
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................       35,000        50,839

                                                            SHARES           VALUE+
                                                            ------           ------

 Saha-Union Public Co., Ltd. (Foreign).................      279,500   $    82,153
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................      772,100        46,444
 *Samart Corp. Public Co., Ltd. (Foreign)..............       32,600         7,057
 *Semiconductor Ventures International Public Co.,
   Ltd.................................................       91,700        17,237
 Serm Suk Public Co., Ltd. (Foreign)...................        1,000         3,349
 Siam Food Products Public Co., Ltd. (Foreign).........        9,000        10,356
 *Siam Sanwa Industrial Credit Public Co., Ltd.
   (Foreign)...........................................      160,374        27,589
 Sri Trang Agro Industry Public Co., Ltd. (Foreign)....       20,331         7,273
 *Standard Chartered Nakornthon Bank Public Co., Ltd.
   (Foreign)...........................................           54         4,060
 *Sun Tech Group Public Co., Ltd. (Foreign)............       27,200         1,735
 *Supalai Public Co., Ltd. (Foreign)...................       17,300         3,351
 *TCJ Motor Public Co., Ltd. (Foreign).................        7,300           542
 *TISCO Finance Public Co., Ltd. (Foreign).............      745,900       243,034
 *TPI Polene Public Co., Ltd. (Foreign)................      458,476       132,669
 *Tanayong Public Co., Ltd. (Foreign)..................      261,000         5,947
 *Thai Gypsum Public Co., Ltd..........................      650,000        26,362
 *Thai Pineapple Public Co., Ltd. (Foreign)............       12,200         2,919
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................       40,500        39,680
 Thai Reinsurance Public Co., Ltd. (Foreign)...........       34,740        24,934
 Thai Rung Union Carbide Public Co., Ltd. (Foreign)....       13,200        20,602
 Thai Stanley Electric (Thailand) Public Co., Ltd.
   (Foreign)...........................................       16,000        17,499
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................    1,020,000        66,933
 Thai Union Frozen Products Public Co., Ltd.
   (Foreign)...........................................      678,520       227,264
 Thai Vegetable Oil-Foreign............................       88,000        25,064
 Thai Wacoal Public Co., Ltd...........................        7,800        27,547
 *Tipco Asphalt Public Co., Ltd. (Foreign).............       95,200        36,225
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........      126,728        16,170
 United Palm Oil Industry Public Co., Ltd..............       21,000        20,455
 *Vanachai Group Public Co., Ltd. (Foreign)............       22,100         6,899
 *Vinythai Public Co., Ltd. (Foreign)..................      820,604        54,971
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,979,036)....................................                  3,341,540
                                                                       -----------
RIGHTS/WARRANTS -- (0.1%)
 *Land & Houses Public Co., Ltd. (Foreign) Warrants
   09/02/08............................................      106,515        33,006
 *Quality House Warrants 05/31/06......................       78,000         3,270
 *Semiconductors Ventures International Public Co.,
   Ltd. (Foreign) Warrants 2004........................       30,567             0

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Thai Reinsurance Public Co., Ltd. (Foreign) Warrants
   2005................................................        5,790   $         0
 *Thai Tel & Telecommunications Public Co., Ltd.
   Warrants 09/29/06...................................       51,000         1,290
 *The Siam Industrial Credit Public Co. Warrants.......       16,057           944
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     38,510
                                                                       -----------
TOTAL -- THAILAND
  (Cost $4,979,036)....................................                  3,380,050
                                                                       -----------
MALAYSIA -- (9.6%)
COMMON STOCKS -- (9.6%)
 AMMB Holdings Berhad..................................      172,000       138,505
 Affin Holdings Berhad.................................      169,500        54,865
 Amalgamated Industrial Steel Berhad...................       10,000         1,461
 Amway (Malaysia) Holdings Berhad......................       24,000        31,453
 *Anson Perdana Berhad.................................       10,000         1,579
 Antah Holding Berhad..................................       23,000         3,208
 *Aokam Perdana Berhad.................................          733           167
 Arab Malaysia Finance Berhad..........................       69,000        52,930
 Arab Malaysian Development Berhad.....................       58,000         4,121
 *Asas Dunia Berhad....................................       16,000         2,674
 *Asia Pacific Land Berhad.............................       70,000         5,526
 Asiatic Development Berhad............................      118,000        34,468
 Austral Enterprises Berhad............................       31,000        23,005
 *Avenue Assets Berhad.................................       12,000         2,558
 Ayer Hitam Planting Syndicate Berhad..................        6,000         4,737
 *Bimb Holdings Berhad.................................      134,600        53,840
 Bolton Properties Berhad..............................       18,000         4,832
 CCM Bioscience Berhad.................................        1,250           332
 Cahya Mata Sarawak Berhad.............................       66,000        38,211
 *Camerlin Group Berhad................................       58,000        23,353
 Carlsberg Brewery Malaysia Berhad.....................       22,000        57,605
 Cement Industries of Malaysia Berhad..................       13,000        12,247
 Chemical Co. of Malaysia Berhad.......................      102,000        42,142
 Chin Teck Plantations Berhad..........................       15,000        17,842
 Cycle & Carriage Bintang Berhad.......................       15,000        20,329
 DMIB Berhad...........................................       30,000         6,197
 DNP Holdings Berhad...................................       34,000         6,218
 *Damansara Realty Berhad..............................       65,000         3,592
 *Datuk Keramik Holdings Berhad........................       24,000         3,284
 Diperdana Corp. Berhad................................        3,000         1,350
 Diversified Resources Berhad..........................      142,000        48,953
 Edaran Otomobil Nasional Berhad.......................       18,000        40,500
 *Esso Malaysia Berhad.................................       43,000        22,745
 *Europlus Berhad......................................       18,000         3,008
 *FCW Holdings Berhad..................................       16,000         2,232
 *Faber Group Berhad...................................       16,000         1,937
 Federal Flour Mills Berhad............................       20,000        24,105
 Fraser & Neave Holdings Berhad........................       40,500        39,434
 Gamuda Berhad.........................................      120,000       139,579
 *Golden Plus Holdings Berhad..........................       16,000         4,589
 *Gopeng Berhad........................................       17,000         2,684
 Guiness Anchor Berhad.................................       44,000        39,368
 Guthrie Ropel Berhad..................................       11,000         8,453
 *HLG Capital Berhad...................................       12,000         4,074
 Hap Seng Consolidated Berhad..........................       67,000        38,437
 Highlands and Lowlands Berhad.........................       40,000        26,211

                                                            SHARES           VALUE+
                                                            ------           ------

 Hong Leong Industries Berhad..........................       47,000   $    64,316
 Hong Leong Properties Berhad..........................      112,000        16,505
 Hume Industries (Malaysia) Berhad.....................       52,000        53,642
 IGB Corp. Berhad......................................       90,500        26,197
 IJM Corp. Berhad......................................       56,000        61,600
 *Idris Hydraulic (Malaysia) Berhad....................       89,000         5,855
 *Insas Berhad.........................................       56,000         5,895
 Island & Peninsular Berhad............................       57,000        36,450
 Jaya Tiasa Holdings Berhad............................       41,000        22,011
 *Johan Holdings Berhad................................       30,000         3,276
 KFC Holdings (Malaysia) Berhad........................       29,000        35,105
 Kamunting Corp. Berhad................................       40,000         5,421
 Keck Seng (Malaysia) Berhad...........................       23,000         7,747
 Kian Joo Can Factory Berhad...........................       29,000        22,132
 *Kretam Holdings Berhad...............................       30,000         4,500
 Kuala Sidim Berhad....................................       31,000        30,511
 Kulim Malaysia Berhad.................................       53,000        20,224
 Ladang Perbadanan-Fima Berhad.........................       11,000        10,363
 Landmarks Berhad......................................       78,000        11,495
 *Leader Universal Holdings Berhad.....................       69,000         9,624
 Lingkaran Trans Kota Holdings Berhad..................      130,500        98,905
 Lion Corp. Berhad.....................................       15,600         1,991
 MAA Holdings Berhad...................................       27,733        31,382
 *MBF Holdings Berhad..................................      106,000         5,718
 MUI Properties Berhad.................................       75,200         7,223
 Malayan Cement Berhad.................................       65,750        16,091
 Malayawata Steel Berhad...............................       21,000         5,803
 *Malaysia Building Society Berhad.....................       35,000         6,171
 Malaysia Industrial Development Finance Berhad........      133,000        32,200
 Malaysia Mining Corp. Berhad..........................      181,000        89,547
 *Malaysian Airlines System Berhad.....................      167,000        89,213
 Malaysian Mosaics Berhad..............................       40,500        12,789
 Malaysian Oxygen Berhad...............................       20,000        52,632
 *Malaysian Plantations Berhad.........................       28,000         8,326
 *Malaysian Resources Corp. Berhad.....................      142,000        45,216
 *Malaysian Tobacco Co. Berhad.........................       20,000        19,474
 *Mancon Berhad........................................       12,000         2,747
 Maruichi Malaysia Steel Tube Berhad...................        8,000         9,811
 Matsushita Electric Co. (Malaysia) Berhad.............        3,520        14,728
 *Mulpha International Berhad..........................      133,750        14,255
 *Naluri Berhad........................................      110,000        28,803
 *Nam Fatt Berhad......................................        9,000         2,013
 Negara Properties (Malaysia) Berhad...................        5,000         3,947
 Northport Corporation Berhad..........................       72,000        52,484
 Nylex (Malaysia) Berhad...............................       12,000         3,000
 OSK Holdings Berhad...................................       37,333        16,603
 *Olympia Industries Berhad............................      104,000         7,389
 *Pan Pacific Asia Berhad..............................       12,000         1,026
 *Panglobal Berhad.....................................       14,000         6,963
 *Parit Perak Holdings Berhad..........................       13,000         1,334
 Peladang Kimia Berhad.................................       14,000         3,684
 Pelangi Berhad........................................      106,000        18,132
 Perlis Plantations Berhad.............................       53,333        46,316
 Pernas International Holdings Berhad..................       71,000        12,799
 Petaling Garden Berhad................................       94,000        27,458
 Phileo Allied Berhad..................................       54,000        23,305
 Pilecon Engineering Berhad............................       42,000         4,034
 *Prime Utilities Berhad...............................        3,000         1,318

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Promet Berhad........................................       52,000   $     3,968
 Public Finance Berhad.................................       48,000        52,800
 RJ Reynolds Berhad....................................       38,000        38,400
 *Rashid Hussain Berhad................................       47,000        21,150
 *Rekapacific Berhad...................................       55,000         6,658
 Road Builders (Malaysia) Holdings Berhad..............       48,000        55,579
 SP Settia Berhad......................................       15,400         9,281
 *SRI Hartemas Berhad..................................       65,000         7,099
 *Saship Holdings Berhad...............................       23,000         5,387
 Selangor Properties Berhad............................       89,000        31,618
 Shell Refining Co. Federation of Malaysia Berhad......       44,000        43,537
 Sime UEP Properties Berhad............................       84,000        79,579
 Southern Bank Berhad (Foreign)........................      188,750        81,461
 *Southern Steel Berhad................................       45,000         9,385
 *Sriwani Holdings Berhad..............................       12,000         1,089
 Star Publications (Malaysia) Berhad...................       44,000        53,032
 *Sunway Holdings, Inc. Berhad.........................       63,000        10,611
 Ta Enterprise Berhad..................................      107,000        18,303
 Talam Corp. Berhad....................................       14,000         3,242
 Tan & Tan Developments Berhad.........................       77,000        24,924
 Tan Chong Motor Holdings Berhad.......................       98,000        34,816
 Tasek Cement Berhad...................................       37,000        20,934
 *Techno Asia Holdings Berhad..........................       20,000         1,632
 *Technology Resources (Industries) Berhad.............      109,000        78,021
 *Tongkah Holdings Berhad..............................       14,000         2,321
 Tradewinds (Malaysia) Berhad..........................       49,000        22,953
 UMW Holdings Berhad...................................       54,800        91,574
 *Unisem (M) Berhad....................................       21,000        42,000
 United Malacca Rubber Estates Berhad..................        9,000        10,989
 United Malayan Land Berhad............................       13,000         5,833
 United Plantations Berhad.............................       33,000        30,134
 WTK Holdings Berhad...................................       34,500        37,042
 *Wing Tiek Holdings Berhad............................        8,000         1,874
 Worldwide Holdings Berhad.............................       16,000         6,147
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,919,874)....................................                  3,320,012
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *IGB Corp. Berhad Warrants 12/29/04
   (Cost $0)...........................................          500            39
                                                                       -----------
TOTAL -- MALAYSIA
  (Cost $4,919,874)....................................                  3,320,051
                                                                       -----------
ISRAEL -- (8.5%)
COMMON STOCKS -- (8.5%)
 *AFCon Projects (84), Ltd.............................        4,200         4,692
 *Agis Industries (1983), Ltd..........................       27,000       220,650
 American Israeli Paper Mills, Ltd.....................          800        29,704
 Azorim Investment Development & Construction Co.,
   Ltd.................................................       15,422       110,369
 Baran.................................................        9,500       182,423
 *Bet Shemesh Engines Holdings (1997), Ltd.............        3,351         5,691
 Delek Automotive Systems, Ltd.........................        2,588         7,213
 Delta Galil Industries, Ltd...........................        3,000        27,634
 *Discount Mortgage Bank, Ltd..........................        1,320        99,456
 *Elbit Medical Imaging................................        4,500        24,393

                                                            SHARES           VALUE+
                                                            ------           ------

 Elbit, Ltd............................................        4,500   $    26,890
 Elco Industries (1975)................................        6,000        30,823
 Electra Consumer......................................       20,300       173,808
 Electra Israel, Ltd...................................        3,000       213,494
 *Feuchtwanger Industries..............................          224         5,291
 *Formula Systems (1985), Ltd..........................        6,570       100,711
 Granite Hacarmel Investments, Ltd.....................       10,510        15,292
 Israel General Bank, Ltd..............................        3,222       112,629
 *Israel Land Development Co., Ltd.....................       26,000       119,442
 *Israel Petrochemical Enterprises, Ltd................       32,500       105,548
 *Israel Salt Industries...............................       38,139       172,505
 *J.O.E.L. Jerusalem Oil Exploration, Ltd..............        6,178        15,322
 *Kardan International, Ltd............................        7,900        26,384
 *Knafaim-Arkia Holdings, Ltd..........................        1,200         8,021
 *Maman Cargo Terminals & Handling, Ltd................       33,600        51,108
 *Mashov Computer......................................        9,855         3,980
 *Matav Cable Israel...................................        3,900        29,550
 *Mehadrin, Ltd........................................        3,887        63,898
 *Middle East Tube Co..................................       19,000        12,341
 *Miloumor, Ltd........................................       12,658        58,299
 Mishkan Hapoalim Mortgage Bank, Ltd. Series B.........        1,440       314,267
 *Mul-t-lock, Ltd......................................       20,500        94,418
 *Naphtha Israel Petroleum Corp........................      105,630         7,360
 *Nice Systems, Ltd....................................        1,700        29,030
 *Ormat Industries, Ltd................................       54,000        77,419
 *Property and Building Corp., Ltd.....................          500        30,941
 Rapac Electronics, Ltd................................        6,000        10,487
 *Rapac Technologies (2000), Ltd.......................        6,000        10,629
 *Retalix, Ltd.........................................        1,500        22,993
 Tefahot Israel Mortgage Bank, Ltd.....................       33,330       226,564
 Ytong Industries, Ltd.................................       52,500        65,720
                                                                       -----------
TOTAL -- ISRAEL
  (Cost $2,639,188)....................................                  2,947,389
                                                                       -----------
MEXICO -- (8.0%)
COMMON STOCKS -- (8.0%)
 *Abaco Grupo Financiero S.A. de C.V. Series B.........      108,000             0
 *Altos Hornos de Mexico S.A...........................       33,000         9,810
 *Biper S.A. de C.V. Series B..........................      134,885        11,789
 *Bufete Industrial S.A. (Certificates representing 3
   shares Series L & 1 share Series B).................       24,000             0
 *Cintra S.A. de C.V...................................      137,000        68,739
 *Consorcio Ara S.A....................................      145,000       233,590
 *Corporacion Geo S.A. de C.V. Series B................       45,000        52,197
 *Corporacion Interamericana de Entramiento S.A. de
   C.V. Series B.......................................      126,069       223,090
 Desc S.A. de C.V. Series B............................      255,100        93,587
 Embotelladoras Argos S.A. de C.V......................       98,000       231,578
 *Empaques Ponderosa S.A. de C.V. Series B.............      206,000        57,459
 *Empresas ICA Sociedad Controladora S.A. de C.V.......      282,450        88,383
 *Empresas la Moderna S.A. de C.V. Series A............      120,000        46,613

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Farmacias Benavides S.A. de C.V. Series B............       54,000   $    37,844
 *Gruma S.A. de C.V. Series B..........................      138,000       115,996
 *Grupo Casa Saba SA de C.V............................      104,000        60,597
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....      152,000        82,005
 Grupo Continental S.A.................................      130,000       168,326
 Grupo Corvi S.A. de C.V. Series L.....................      100,000        26,436
 Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................       60,605             0
 Grupo Herdez S.A. de C.V. Series B....................      107,000        28,864
 Grupo Industrial Alfa S.A. Series A...................      233,000       253,924
 Grupo Industrial Maseca S.A. de C.V. Series B.........      386,000       122,451
 *Grupo Iusacell S.A. de C.V. Series V.................      121,100        35,411
 *Grupo Posadas S.A. de C.V. Series L..................      199,000        93,405
 *Grupo Qumma SA de C.V. Series B......................      103,000         2,156
 *Grupo Tribasa S.A. de C.V............................       64,000             0
 *Hylsamex S.A. de C.V. Series B.......................       42,000        22,206
 Industrias Penoles S.A. de C.V........................       44,300        38,240
 *Industrias S.A. de C.V. Series B.....................       33,000        51,275
 *Jugos del Valle S.A. de C.V. Series B................       20,000        20,286
 Nadro S.A. de C.V. Series B...........................      217,967        56,445
 *Pepsi-Gemex S.A. de C.V..............................      140,315       105,981
 *Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................       67,000        27,472
 *Transportacion Maritima Mexicana S.A. de C.V.
   Series L............................................       24,000       141,135
 Tubos de Acero de Mexico S.A..........................       50,000        79,092
 Vitro S.A.............................................      129,000       101,332
                                                                       -----------
TOTAL -- MEXICO
  (Cost $4,434,161)....................................                  2,787,714
                                                                       -----------
INDONESIA -- (7.9%)
COMMON STOCKS -- (7.9%)
 *PT Apac Centretex Corporation Tbk....................      122,000         2,361
 *PT Argha Karya Prima Industry Tbk....................       90,666         1,993
 *PT Asahimas Flat Glass Co., Ltd......................      868,000        74,651
 PT Astra Agro Lestari Tbk.............................    1,464,000       132,905
 *PT Astra Graphia Tbk.................................    2,613,000        89,891
 *PT Bank International Indonesia......................       93,994           225
 *PT Batu Buana........................................       77,715         1,077
 *PT BDNI Capital Corp. Tbk............................      364,000         1,044
 PT Berlian Laju Tanker Tbk............................    1,024,400       159,074
 PT Bhakti Investama Tbk...............................    4,373,500       119,110
 PT Bimantara Citra....................................    2,034,000       247,820
 *PT Branta Mulia Tbk..................................       66,000         4,100
 *PT Budi Acid Jaya Tbk................................    1,449,000        13,847
 *PT Charoen Pokphand Indonesia Tbk....................    2,814,500       103,547
 *PT Ciputra Development Tbk...........................      161,250         1,002
 PT Citra Marga Nusaphala Persada......................    3,730,500       103,381
 PT Dankos Laboratories................................    1,785,400        78,482
 *PT Davomas Adabi Tbk.................................       40,000         1,911
 *PT Dharmala Intiland.................................      277,400         1,325
 *PT Eterindo Wahanatama Tbk...........................      397,000         2,656
 *PT Ever Shine Textile Tbk............................    4,029,640       119,372
 *PT Gajah Tunggal Tbk.................................      236,000         2,819
 *PT Great River International.........................       93,000         3,533
 *PT GT Petrochem Industries Tbk.......................      918,000        10,966

                                                            SHARES           VALUE+
                                                            ------           ------

 *PT Hero Supermarket Tbk..............................       33,000   $     2,207
 *PT Indal Aluminium Industry..........................       47,000         1,213
 *PT Indorama Synthetics Tbk...........................      968,000        37,926
 *PT International Nickel Indonesia Tbk................      488,000       235,498
 *PT Jakarta International Hotel and Development Tbk...      395,000        13,022
 *PT Kalbe Farma Tbk...................................    8,120,800       182,365
 *PT Karwell Indonesia.................................      138,000         4,220
 *PT Kawasan Industry Jababeka Tbk.....................       47,000           359
 *PT Keramika Indonesia Assosiasi Tbk..................      100,000         1,672
 PT Komatsu Indonesia Tbk..............................      559,000        48,076
 PT Lautan Luas Tbk....................................      319,000         8,002
 *PT Lippo E-Net Tbk...................................    1,121,250         6,429
 *PT Lippo Securities Tbk..............................      659,600         2,836
 PT Matahari Putra Prima Tbk Foreign...................       66,000         3,027
 *PT Mayorah Indah.....................................    1,111,000        32,381
 PT Medco Energi International Tbk.....................      240,000        32,681
 *PT Metrodata Electronics Tbk.........................    3,981,000        47,553
 *PT Modern Photo Tbk..................................       40,000         1,911
 *PT Mulia Industrindo.................................      542,000         6,733
 *PT Mutlipolar Corporation Tbk........................      730,000        18,486
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................       90,000           688
 *PT Pakuwon Jati Tbk..................................       63,000           482
 *PT Panasia Indosyntec Tbk............................       79,000         1,283
 *PT Prasidha Aneka Niaga Tbk..........................       84,000           602
 *PT Pudjiadi Prestige, Ltd. Tbk.......................       45,500           609
 *PT Putra Sejahtera Pioneerindo.......................       29,000           457
 PT Selamat Sempurna Tbk...............................      384,000        63,758
 *PT Semen Cibinong Tbk................................      471,000        18,003
 *PT Sinar Mas Agro Resources and Technology Tbk.......       87,792         5,873
 *PT Sunson Textile Manufacturer Tbk...................      343,000        10,816
 *PT Surabaya Agung Industri Pulp & Paper..............       64,500           493
 *PT Surya Dumai Industri Tbk..........................    3,298,500       165,482
 *PT Suryamas Dutamakmur...............................      125,000           717
 PT Tempo Scan Pacific.................................      900,000       262,312
 *PT Texmaco Jaya Tbk..................................       93,000        26,217
 PT Timah Tbk..........................................    1,006,000        44,221
 *PT Ultrajaya Milk Industry & Trading Co..............      260,000        16,771
 *PT Unggul Indah Corp. Tbk............................       48,239         6,915
 *PT United Tractors...................................      627,200        21,277
 *PT Wicaksana Overseas International..................       28,560           614
 Trimegah Sec..........................................    5,032,000        82,948
 *Tunas Ridean.........................................    1,987,000        40,824
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $5,554,768)....................................                  2,735,051
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *PT Davomas Abadi Tbk Rights 12/20/01
   (Cost $0)...........................................       66,666             0
                                                                       -----------
TOTAL -- INDONESIA
  (Cost $5,554,768)....................................                  2,735,051
                                                                       -----------
POLAND -- (5.2%)
COMMON STOCKS -- (5.2%)
 *Amica Wronki SA......................................        4,980        31,479
 *Art Marketing Syndicate SA...........................        3,963        62,626
 *Budimex SA...........................................       28,076       162,913

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cersanit-Krasnystaw SA...............................       10,345   $    69,479
 *Computerland SA......................................        7,136       190,297
 Debica SA.............................................       12,421        95,690
 *Echo Investment SA...................................        1,995        42,364
 *Elektrim Kable Polskie SA............................      133,613       155,720
 *Farmacol SA..........................................        8,059        53,330
 *Huta Ferrum SA.......................................        3,168         2,112
 Impexmetal SA.........................................        8,667        33,599
 *Kutnowskie Zaklady Farmaceutyczne Polfa SA...........          303         8,754
 Lentex SA.............................................        3,420        12,667
 Mostostal Export SA...................................       42,087        30,137
 *Mostostal Warszawa SA................................        7,600        13,230
 *Mostostal Zabrze Holding SA..........................       18,293        29,811
 *Ocean Company SA.....................................        8,530         2,169
 *Optimus SA...........................................        7,500        90,743
 *Orbis SA.............................................       25,000       106,175
 Polifarb Cieszyn Wroclaw SA...........................       40,825        45,362
 *Polska Grupa Farmaceutyczna SA.......................       13,463       117,679
 *Prosper SA...........................................        6,580        23,558
 Przedsiebiorstwo Farmaceutyczne JELFA SA..............        6,119        76,300
 *Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.......        9,494        63,295
 *Raciborska Fabryka Kotlow SA.........................        7,076        11,531
 Softbank SA...........................................       16,210       101,264
 *Sokolowskie Zaklady Miesne SA........................       94,182        43,720
 *Stalexport SA........................................       11,514         7,932
 *Zaklady Metali Lekkich Kety SA.......................       11,550       128,906
                                                                       -----------
TOTAL -- POLAND
  (Cost $2,021,877)....................................                  1,812,842
                                                                       -----------
PHILIPPINES -- (4.9%)
COMMON STOCKS -- (4.9%)
 Alaska Milk Corp......................................    1,404,000        56,757
 *Alsons Cement Corp...................................      391,000         1,430
 *Alsons Consolidated Resources, Inc...................    2,058,000         3,565
 *Anglo Philippine Holdings Corp.......................      546,000         3,784
 *Bacnotan Consolidated Industries, Inc................      122,234        22,824
 *Bankard, Inc.........................................      412,000         8,645
 *Belle Corp...........................................    7,007,000        60,698
 *C & P Homes, Inc.....................................    6,477,000        26,183
 *Cebu Holdings, Inc...................................    1,925,000        13,896
 *Cyber Bay Corp.......................................    8,160,000        54,978
 *DMCI Holdings, Inc...................................    4,372,000        17,674
 *Digital Telecommunications (Philippines), Inc........    5,473,000        44,249
 *EEI Corp.............................................    1,108,000         5,972
 *East Asia Power Resources Corp.......................    1,185,250         9,925
 *Fil-Estate Land, Inc.................................    3,170,700        10,986
 *First E-Bank Corp....................................       77,000         2,075
 *Global Equities, Inc.................................      886,462         2,304
 *Guoco Holdings (Philippines), Inc....................    2,920,000         8,713
 *House of Investments, Inc............................      732,000         5,918
 *International Container Terminal Services, Inc.......    1,525,837        50,520
 Ionics Circuits, Inc..................................      769,825       102,252
 Kepphil Shipyard, Inc.................................      610,000         3,288
 *Kuok Philippine Properties, Inc......................    2,830,500         4,359

                                                            SHARES           VALUE+
                                                            ------           ------

 La Tondena Distillers, Inc............................      310,000   $   144,711
 *Lepanto Consolidated Mining Co. Series B.............    1,925,000         5,744
 MUI Resources (Philippines), Inc......................    1,121,000        28,053
 *Mabuhay Holdings Corp................................      516,000         1,887
 *Macroasia Corp.......................................    2,237,500        43,072
 *Manila Jockey Club, Inc..............................       36,284         6,286
 *Megaworld Properties & Holdings, Inc.................   13,933,500       182,389
 *Metro Pacific Corp...................................   17,813,860       140,596
 *Mondragon International Philippines, Inc.............      626,880         9,171
 *Negros Navigation Co., Inc...........................      311,000           524
 *Philex Mining Corp. Series B.........................      150,000           751
 *Philippine Bank of Communications....................       14,726        26,930
 *Philippine National Construction Corp................      173,000        25,310
 *Philippine Realty & Holdings Corp....................    4,499,000         7,794
 *Philippine Savings Bank..............................      317,212       177,083
 *Picop Resources, Inc.................................    1,125,000         1,732
 *Pilipino Telephone Corp..............................    1,692,000        12,051
 *Pryce Properties Corp................................    2,732,900         8,943
 *RFM Corp.............................................    1,453,934        60,454
 Republic Glass Holding Corp...........................      507,500        13,677
 Robinson's Land Corp. Series B........................    3,402,000        91,684
 SM Development Corp...................................    3,525,000        67,856
 *Solid Group, Inc.....................................    3,526,000        28,508
 *Soriano (A.) Corp....................................    3,430,211        33,016
 *Southeast Asia Cement Holdings, Inc..................   10,305,440        12,895
 *United Paragon Mining Corp...........................      322,500           807
 *Universal Rightfield Property Holdings, Inc..........    1,062,000         1,840
 *Urban Bank, Inc......................................        5,658             0
 *Victorias Milling Co., Inc...........................       48,000           804
 *Vitarich Corp........................................      176,000         1,270
 *William, Gothong & Aboitiz, Inc......................    1,390,000        34,785
 *iVantage Equities, Inc...............................      593,400         7,425
                                                                       -----------
TOTAL -- PHILIPPINES
  (Cost $5,700,492)....................................                  1,699,043
                                                                       -----------
HUNGARY -- (4.3%)
COMMON STOCKS -- (4.3%)
 Danubius Hotel & Spa RT...............................       22,286       218,183
 Delmagyarorszagi Aramszolgaltato Demasz RT............        8,125       251,651
 *Fotex First Hungarian-American Photo Service Co......      191,126       127,238
 *Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)...       15,693        81,120
 *North American Business Industries RT................       12,408       151,513
 Pannonplast P.L.C.....................................       14,514       141,577
 *Pick Szeged RT.......................................        7,901        98,448
 *Primagaz Hungaria Co., Ltd...........................        5,076        22,227
 Raba Hungarian Railway Carriage & Machine Works.......       39,304       226,677
 *Synergon Information Systems Ltd., Budapest..........       14,870        34,145
 Tiszantuli Aramszolgaltato RT Titasz, Debrecen........        1,801        49,498

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Zalakeramia, Ltd.....................................       12,915   $    77,703
 Zwack Unicum Liqueur Industry & Trading Co., Ltd......        1,100        22,987
                                                                       -----------
TOTAL -- HUNGARY
  (Cost $2,167,252)....................................                  1,502,967
                                                                       -----------
ARGENTINA -- (2.9%)
COMMON STOCKS -- (2.9%)
 *Acindar Industria Argentina de Aceros SA Series B....      459,031        70,405
 *Alpargatas SA Industrial y Comercial.................        1,007             0
 Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................       58,050        27,933
 *Banco del Sud Sociedad Anonima Series B..............       89,000        26,766
 *Banco Suquia SA......................................       76,789        47,727
 CINBA SA (Cia de Bebidao y Alimentos).................       15,000         6,015
 *Capex SA Series A....................................       26,370        45,733
 *Celulosa Argentina SA Series B.......................        6,375         2,237
 *Central Costanera SA Series B........................       50,000        17,593
 *Central Puerto SA Series B...........................       61,000        20,180
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................      155,401        98,923
 DYCASA SA (Dragados y Construcciones Argentina)
   Series B............................................       23,052        16,176
 *Ferrum SA de Ceramica y Metalurgica Series B.........       25,200        22,736
 *Fiplasto SA Comercial y Industrial Series B..........        6,000           992
 *Garovaglio y Zorraquin SA............................       14,160           710
 *IRSA Inversiones y Representaciones SA...............      300,000       174,429
 Importadora y Exportadora de la Patagonia Series B....       11,500        68,017
 Introductora de Buenos Aires SA Series A..............       11,268         6,551
 *Juan Minetti SA......................................      131,531        96,386
 Ledesma S.A.A.I.......................................      216,000       104,369
 *Polledo SA Industrial y Constructora y Financiera....       88,891        25,842
 *Quimica Estrella SA Series B.........................       27,200        20,723

                                                            SHARES           VALUE+
                                                            ------           ------

 *Renault Argentina SA.................................      276,000   $    45,652
 *Sol Petroleo SA......................................       50,662         2,082
 *Solvay Indupa S.A.I.C................................      370,500        66,112
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,703,813)....................................                  1,014,289
                                                                       -----------
PREFERRED STOCKS -- (0.0%)
 Quimica Estrella SA 10% Cumulative Convertible
   Series B
   (Cost $3,162).......................................        3,260         3,039
                                                                       -----------
TOTAL -- ARGENTINA
  (Cost $2,706,975)....................................                  1,017,328
                                                                       -----------
GREECE -- (0.9%)
COMMON STOCKS -- (0.9%)
 Aktor S.A.............................................       27,585       216,862
 Silver and Baryte Ores Mining Co. S.A.................       10,416        80,208
 *Technodomi M.Travlos Br. Com. & Constr. Co. S.A......        1,990         3,029
                                                                       -----------
TOTAL -- GREECE
  (Cost $402,034)......................................                    300,099
                                                                       -----------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (4.1%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by FMC Notes 3.50%,
   04/19/04, valued at $1,429,340) to be repurchased at
   $1,407,235
   (Cost $1,407,000)...................................  $     1,407     1,407,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $50,940,018)++.....                $34,645,559
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $50,945,325.

                See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (40.6%)
Federal Farm Credit Bank
    5.000%, 02/03/03...................................     21,000     $ 21,620,550
    4.375%, 05/01/03...................................     21,000       21,495,537
    3.125%, 10/01/03...................................     15,000       15,018,345
Federal Home Loan Bank
    4.500%, 04/25/03...................................     21,400       21,922,288
    4.500%, 05/15/03...................................     13,400       13,747,476
    4.500%, 07/07/03...................................     21,000       21,555,072
    4.125%, 08/15/03...................................     20,000       20,407,320
Federal Home Loan Mortgage Corporation
    7.375%, 05/15/03...................................     42,000       44,802,072
    5.750%, 07/15/03...................................     21,000       21,973,035
    6.375%, 11/15/03...................................     20,000       21,245,340
Federal National Mortgage Association
    5.000%, 02/14/03...................................     21,000       21,630,525
    4.625%, 05/15/03...................................     42,400       43,569,731
Tennessee Valley Authority
    6.000%, 09/24/02...................................      9,000        9,254,493
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $292,156,785)..................................                 298,241,784
                                                                       ------------
COMMERCIAL PAPER -- (35.9%)
Barton Capital Corp. C.P.
    2.000%, 12/07/01...................................      6,000        5,998,626
    2.070%, 01/02/02...................................      6,000        5,990,100
    2.100%, 01/02/02...................................      9,000        8,985,150
BP Amoco Capital Corp. C.P.
    2.140%, 12/03/01...................................     21,000       21,000,000
CBA (DE) Finance, Inc. C.P.
    2.080%, 12/06/01...................................      3,700        3,699,365
    1.990%, 12/10/01...................................     18,000       17,992,789
CDC Commercial Paper Corp. C.P.
    2.080%, 12/07/01...................................     21,000       20,995,193
Ciesco L.P. C.P.
    2.030%, 12/21/01...................................     10,000        9,989,950
Enterprise Funding Corp. C.P.
    2.090%, 12/12/01...................................      6,964        6,960,466
Export Development Corp. C.P.
    1.980%, 12/11/01...................................     21,000       20,990,525
Govco, Inc. C.P.
    2.000%, 12/10/01...................................      8,320        8,316,554
    2.000%, 12/13/01...................................      3,800        3,797,783
    2.050%, 01/22/02...................................      9,000        8,975,125
Harvard University C.P.
    2.130%, 12/03/01...................................     16,000       16,000,000
Kittyhawk Funding Corp. C.P.
    1.980%, 12/19/01...................................     21,000       20,981,146
Sheffield Receivables Corp. C.P.
    2.050%, 12/06/01...................................      4,000        3,999,310
    2.020%, 12/07/01...................................      6,760        6,758,445
    2.080%, 01/16/02...................................      9,500        9,477,358
UBS Finance (DE), Inc. C.P.
    2.080%, 12/06/01...................................     21,000       20,996,394
United Parcel Service, Inc. C.P.
    2.060%, 12/03/01...................................     21,000       21,000,000
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)

Windmill Funding Corp. C.P.
    2.010%, 12/05/01...................................     18,500     $ 18,497,810
    2.070%, 12/19/01...................................      2,000        1,998,151
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $263,367,722)..................................                 263,400,240
                                                                       ------------
BONDS -- (17.3%)
Associates Corp. of North America Corporate Bonds
    5.750%, 11/01/03...................................     10,000       10,426,530
General Electric Capital Corp. Medium Term Notes
    7.000%, 02/03/03...................................      1,000        1,047,095
    7.500%, 06/05/03...................................     16,900       17,970,581
    6.750%, 09/11/03...................................      3,045        3,226,674
Interamerican Development Bank Corporate Bonds
    7.000%, 06/16/03...................................     21,000       22,326,864
Ontario (Province of) Bonds
    7.375%, 01/27/03...................................      7,400        7,756,954
Wal-Mart Stores, Inc. Corporate Bonds
    4.375%, 08/01/03...................................     21,000       21,422,772
Wells Fargo & Co. Corporate Bonds
    4.250%, 08/15/03...................................     21,000       21,282,492
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    5.250%, 09/16/03...................................     21,000       21,781,704
                                                                       ------------
TOTAL BONDS
  (Cost $125,485,484)..................................                 127,241,666
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (3.0%)
JP Morgan Chase & Co.
    ***2.380%, 12/06/01
      (Cost $22,008,011)...............................     22,000       22,006,600
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (3.0%)
Bayerische Landesbank
    5.400%, 01/23/03
      (Cost $21,292,161)...............................     21,000       21,598,794
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by FMC Discount Notes
   2.11%, 09/25/02, valued at $1,582,854) to be
   repurchased at $1,559,260
   (Cost $1,559,000)...................................      1,559        1,559,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $725,869,163)++................................                $734,048,084
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
 ***  Rates shown are the rates as of November 30, 2001, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $725,869,163.

                See accompanying Notes to Financial Statements.

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (86.2%)
BONDS -- (41.2%)
Abbey National Treasury Services P.L.C.
    6.500%, 05/12/03...................................    $15,000     $ 15,706,500
Ameritech Capital Funding Corp.
    5.875%, 02/19/03...................................     13,211       13,616,578
Associates Corp. of North America Corporate Bonds
    5.750%, 11/01/03...................................     15,877       16,554,202
Bank Nederlandse Gemeenten NV
    5.875%, 05/06/03...................................     16,000       16,640,320
Caisse d'Amortissement et de Dette Sociale Eurosemi
    6.250%, 07/17/03...................................     15,000       15,760,950
Eksportfinans ASA Medium Term Notes
    6.000%, 06/02/03...................................     15,000       15,643,200
European Bank Reconstruction & Development
    4.625%, 10/27/03...................................     10,000       10,247,000
General Electric Capital Corp. Medium Term Notes
    6.267%, 07/23/03...................................     15,000       15,730,485
Interamerican Development Bank Corporate Bonds
    7.000%, 06/16/03...................................     15,000       15,947,760
Kingdom of Denmark Medium Term Notes
    6.625%, 06/17/03...................................      5,444        5,729,265
Landwirtschaft Rentenbank
    7.125%, 01/27/03...................................      7,585        7,953,328
Landwirtschaftliche Rentenbank Medium Term Notes
    7.000%, 09/25/03...................................      7,000        7,448,700
Northern Trust Corp. Medium Term Notes
    6.625%, 10/01/03...................................     13,900       14,661,956
Societe Nationale des Chemins de fer Francais
    5.625%, 01/30/03...................................     10,000       10,335,000
Toyota Motor Credit Corporation Medium Term Notes
    7.250%, 08/04/03...................................     12,099       12,885,435
Wal-Mart Stores, Inc. Corporate Bonds
    4.375%, 08/01/03...................................     15,000       15,301,980
Wells Fargo & Co. Corporate Bonds
    4.250%, 08/15/03...................................     15,000       15,201,780
World Bank (International Bank for Reconstruction &
  Development) Corporate Bonds
    5.250%, 09/16/03...................................     16,099       16,698,269
                                                                       ------------
TOTAL BONDS
  (Cost $239,049,257)..................................                 242,062,708
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)

AGENCY OBLIGATIONS -- (40.7%)
Federal Farm Credit Bank
    3.125%, 10/01/03...................................    $30,000     $ 30,036,690
Federal Home Loan Bank
    4.500%, 05/15/03...................................     15,000       15,388,965
    4.500%, 07/07/03...................................     15,000       15,396,480
    4.125%, 08/15/03...................................     15,000       15,305,490
    5.125%, 09/15/03...................................     15,000       15,559,950
Federal Home Loan Mortgage Corporation
    4.500%, 06/15/03...................................     30,000       30,792,660
    5.750%, 07/15/03...................................     15,000       15,695,025
    3.500%, 09/15/03...................................     35,000       35,334,950
    6.375%, 11/15/03...................................     27,000       28,681,209
Federal National Mortgage Association
    4.625%, 05/15/03...................................     15,000       15,413,820
    4.000%, 08/15/03...................................     21,000       21,375,837
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $236,506,857)..................................                 238,981,076
                                                                       ------------
COMMERCIAL PAPER -- (3.4%)
Barton Capital Corporation
    2.080%, 01/07/02...................................     10,000        9,981,138
CDC Commercial Paper Corp. C.P.
    2.140%, 12/03/01...................................     10,000       10,000,000
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $19,977,433)...................................                  19,981,138
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (0.9%)
Bayerische Landesbank
  5.400%, 01/23/03
  (Cost $5,373,736)....................................      5,300        5,451,124
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $500,907,283)..................................                 506,476,046
                                                                       ------------
CANADA -- (6.5%)
BONDS -- (6.5%)
Alberta (Province of)
    7.750%, 05/05/03...................................     21,000       14,273,298
Canada (Government of)
    5.750%, 06/01/03...................................     23,000       15,260,941
Canada Mortgage and Housing Corp.
    5.100%, 06/02/03...................................     13,000        8,539,723
                                                                       ------------
TOTAL -- CANADA
  (Cost $37,863,543)...................................                  38,073,962
                                                                       ------------
AUSTRALIA -- (6.4%)
BONDS -- (6.4%)
Eurofima
    5.000%, 04/30/03...................................     20,000       10,459,418
Queensland Treasury Corp.
    8.000%, 05/14/03...................................     32,000       17,484,202

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Rural & Industries Bank of Western Australia
    7.750%, 06/09/03...................................     18,000     $  9,785,244
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $36,318,623)...................................                  37,728,864
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $1,380).......................................                       1,350
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.9%)
 Repurchase Agreement, PNC Capital Markets Inc., 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.125%, 12/31/01, valued at $5,201,360) to be
   repurchased at $5,124,854
   (Cost $5,124,000)...................................      5,124        5,124,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $580,214,829)++................................                $587,404,222
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency or the Euro.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $580,214,829.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                           THE U.S.          THE ENHANCED          THE U.S.            THE U.S.
                                                             LARGE            U.S. LARGE           LARGE CAP           SMALL XM
                                                            COMPANY            COMPANY               VALUE              VALUE
                                                            SERIES              SERIES              SERIES              SERIES
                                                          -----------       --------------       -------------       ------------
ASSETS:
Investments at Value...............................       $2,834,267         $    89,041         $  1,634,742        $   793,833
Collateral for Securities Loaned...................          105,565                  --               83,790             26,573
Cash...............................................            1,969                   1                    1                  1
Receivables:
  Dividends and Interest...........................            3,862                 967                3,955              1,346
  Investment Securities Sold.......................              275                  --                   --              1,000
  Fund Shares Sold.................................            1,322                 175                  640                 --
Unrealized Gain on Swap Contract...................               --                 965                   --                 --
Prepaid Expenses and Other Assets..................                1                   3                    2                 --
                                                          ----------         -----------         ------------        -----------
    Total Assets...................................        2,947,261              91,152            1,723,130            822,753
                                                          ----------         -----------         ------------        -----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned..................          105,565                  --               83,790             26,573
  Investment Securities Purchased..................            3,079                  --                   --              2,890
  Fund Shares Redeemed.............................            6,593                  --                1,995                 --
  Futures Margin Variation.........................              140                 265                   --                 --
Unrealized Loss on Forward Currency Contracts......               --                  53                   --                 --
Accrued Expenses and Other Liabilities.............              234                  33                  262                100
                                                          ----------         -----------         ------------        -----------
    Total Liabilities..............................          115,611                 351               86,047             29,563
                                                          ----------         -----------         ------------        -----------
NET ASSETS.........................................       $2,831,650         $    90,801         $  1,637,083        $   793,190
                                                          ==========         ===========         ============        ===========
SHARES OUTSTANDING $.01 PAR VALUE..................              N/A          10,796,121          113,389,919         77,671,752
                                                          ==========         ===========         ============        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE............................................              N/A         $      8.41         $      14.44        $     10.21
                                                          ==========         ===========         ============        ===========
Investments at Cost................................       $2,433,365         $    88,363         $  1,553,274        $   791,507
                                                          ==========         ===========         ============        ===========

                                                           THE U.S.                                                    THE DFA
                                                           SMALL CAP           THE U.S.           THE U.S.          INTERNATIONAL
                                                             VALUE            SMALL CAP           MICRO CAP             VALUE
                                                            SERIES              SERIES             SERIES              SERIES
                                                         -------------       ------------       -------------       -------------
ASSETS:
Investments at Value..............................       $  3,053,035        $   990,770        $  1,616,606        $  1,219,101
Collateral for Securities Loaned..................            121,369             61,693             100,165              75,536
Cash..............................................                 --                 --                 216                 104
Receivables:
  Dividends, Interest and Tax Reclaims............              2,559                565                 734               3,841
  Investment Securities Sold......................              7,357              1,182               2,695               9,136
  Fund Shares Sold................................                147                813                  --                 311
Prepaid Expenses and Other Assets.................                139                 59                  18                  --
                                                         ------------        -----------        ------------        ------------
    Total Assets..................................          3,184,606          1,055,082           1,720,434           1,308,029
                                                         ------------        -----------        ------------        ------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.................            121,369             61,693             100,165              75,536
  Investment Securities Purchased.................             21,295              2,220              13,054               2,703
  Fund Shares Redeemed............................              1,331                 --                 818              21,310
Accrued Expenses and Other Liabilities............                767                 87                 283                 380
                                                         ------------        -----------        ------------        ------------
    Total Liabilities.............................            144,762             64,000             114,320              99,929
                                                         ------------        -----------        ------------        ------------
NET ASSETS........................................       $  3,039,844        $   991,082        $  1,606,114        $  1,208,100
                                                         ============        ===========        ============        ============
SHARES OUTSTANDING $.01 PAR VALUE.................        183,754,757         89,483,812         214,274,778         119,046,278
                                                         ============        ===========        ============        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................       $      16.54        $     11.08        $       7.50        $      10.15
                                                         ============        ===========        ============        ============
Investments at Cost...............................       $  3,055,149        $ 1,024,006        $  1,585,221        $  1,268,387
                                                         ============        ===========        ============        ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                THE JAPANESE        THE PACIFIC RIM          THE UNITED          THE CONTINENTAL
                                                   SMALL                 SMALL              KINGDOM SMALL             SMALL
                                                  COMPANY               COMPANY                COMPANY               COMPANY
                                                   SERIES                SERIES                SERIES                 SERIES
                                               --------------       ----------------       ---------------       ----------------
ASSETS:
Investments at Value....................          $198,631              $131,230               $96,491               $218,067
Collateral for Securities Loaned........            27,625                12,734                   136                 12,479
Cash....................................                12                    16                    16                     16
Receivables:
  Dividends, Interest and Tax
    Reclaims............................               810                   134                   262                  1,115
  Investment Securities Sold............                42                     6                   181                    273
  Fund Shares Sold......................                26                    --                    --                     --
Prepaid Expenses and Other Assets.......                 3                    --                    --                     --
                                                  --------              --------               -------               --------
    Total Assets........................           227,149               144,120                97,086                231,950
                                                  --------              --------               -------               --------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......            27,625                12,734                   136                 12,479
  Investment Securities Purchased.......             2,787                   772                   176                  9,053
  Fund Shares Redeemed..................               487                    --                    --                     14
Accrued Expenses and Other
  Liabilities...........................                63                    60                    33                     67
                                                  --------              --------               -------               --------
    Total Liabilities...................            30,962                13,566                   345                 21,613
                                                  --------              --------               -------               --------
NET ASSETS..............................          $196,187              $130,554               $96,741               $210,337
                                                  ========              ========               =======               ========
SHARES OUTSTANDING $0.01 PAR VALUE......               N/A                   N/A                   N/A                    N/A
                                                  ========              ========               =======               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................               N/A                   N/A                   N/A                    N/A
                                                  ========              ========               =======               ========
Investments at Cost.....................          $418,156              $207,549               $90,891               $215,068
                                                  ========              ========               =======               ========

                                                                         THE EMERGING           THE DFA              THE DFA
                                                    THE EMERGING           MARKETS             ONE-YEAR          TWO-YEAR GLOBAL
                                                      MARKETS             SMALL CAP          FIXED INCOME          FIXED INCOME
                                                       SERIES               SERIES              SERIES                SERIES
                                                   --------------       --------------       -------------       ----------------
ASSETS:
Investments at Value........................          $311,292             $34,646            $   734,048          $   587,404
Cash........................................                55                  63                     --                   15
Receivables:
  Dividends, Interest and Tax Reclaims......               511                  40                  5,247                9,075
  Investment Securities Sold................               396                   8                     --                   --
  Fund Shares Sold..........................                11                  63                    492                  141
                                                      --------             -------            -----------          -----------
    Total Assets............................           312,265              34,820                739,787              596,635
                                                      --------             -------            -----------          -----------
LIABILITIES:
Payables:
  Investment Securities Purchased...........             3,678                  73                     --                   --
  Fund Shares Redeemed......................               635                  --                     --                   --
Unrealized Loss on Forward Currency
  Contracts.................................                --                  --                     --                  331
Accrued Expenses and Other Liabilities......               232                  60                    130                   95
    Total Liabilities.......................             4,545                 133                    130                  426
                                                      --------             -------            -----------          -----------
NET ASSETS..................................          $307,720             $34,687            $   739,657          $   596,209
                                                      ========             =======            ===========          ===========
SHARES OUTSTANDING $.01 PAR VALUE...........               N/A                 N/A             73,186,612           59,439,848
                                                      ========             =======            ===========          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE...........................               N/A                 N/A            $     10.11          $     10.03
                                                      ========             =======            ===========          ===========
Investments at Cost.........................          $380,098             $50,940            $   725,869          $   580,215
                                                      ========             =======            ===========          ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                       THE U.S     THE ENHANCED  THE U.S.      THE U.S.
                                                        LARGE       U.S. LARGE   LARGE CAP     SMALL XM
                                                       COMPANY       COMPANY       VALUE        VALUE
                                                       SERIES         SERIES      SERIES        SERIES
                                                    -------------  ------------  ---------  --------------
INVESTMENT INCOME
  Dividends.......................................    $  37,692            --    $ 30,959      $ 11,701
  Interest........................................        1,226      $  3,906         241           431
  Income from Securities Lending..................          120            --         133           381
                                                      ---------      --------    --------      --------
      Total Investment Income.....................       39,038         3,906      31,333        12,513
                                                      ---------      --------    --------      --------
EXPENSES
  Investment Advisory Services....................          745            42       1,732           862
  Accounting & Transfer Agent Fees................          447            88         634           138
  Custodian Fees..................................          107            19         165            84
  Legal Fees......................................           24             1          14             7
  Audit Fees......................................           41             1          24            12
  Shareholders' Reports...........................           15             5           7             6
  Trustees' Fees and Expenses.....................           34             1           9            10
  Other...........................................          124             7          75            28
                                                      ---------      --------    --------      --------
      Total Expenses..............................        1,537           164       2,660         1,147
                                                      ---------      --------    --------      --------
  NET INVESTMENT INCOME (LOSS)....................       37,501         3,742      28,673        11,366
                                                      ---------      --------    --------      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (81,255)          356     (11,185)       99,371
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................           --        (3,640)                       --
  Net Realized Gain (Loss) on Futures.............      (14,349)      (30,647)         --            --
  Net Realized Gain (Loss) on Swap Contracts......           --        (5,460)         --            --
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....     (344,426)        4,847     165,772        73,180
    Futures.......................................          915        17,037          --            --
    Swap Contracts................................           --         3,224          --            --
  Translation of Foreign Currency Denominated
    Amounts.......................................           --           (61)         --            --
                                                      ---------      --------    --------      --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................     (439,115)      (14,344)    154,587       172,551
                                                      ---------      --------    --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $(401,614)     $(10,602)   $183,260      $183,917
                                                      =========      ========    ========      ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                       THE U.S.                               THE DFA
                                                      SMALL CAP     THE U.S.   THE U.S.    INTERNATIONAL
                                                        VALUE       SMALL CAP  MICRO CAP       VALUE
                                                        SERIES       SERIES     SERIES        SERIES
                                                    --------------  ---------  ---------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $0, $0, and $3,348, respectively).............     $ 29,879      $ 7,267   $ 12,338      $  34,193
  Interest........................................        1,743          544        879            961
  Income from Securities Lending..................        2,430        1,223      2,632          1,481
                                                       --------      -------   --------      ---------
      Total Investment Income.....................       34,052        9,034     15,849         36,635
                                                       --------      -------   --------      ---------
EXPENSES
  Investment Advisory Services....................        6,132          266      1,538          2,801
  Accounting & Transfer Agent Fees................        1,121          325        563            769
  Custodian Fees..................................          292           84        146            357
  Legal Fees......................................           25            5         12             12
  Audit Fees......................................           42           12         21             19
  Shareholders' Reports...........................           52            2         26             19
  Trustees' Fees and Expenses.....................           34           10         17             16
  Other...........................................           40           13         45             98
                                                       --------      -------   --------      ---------
      Total Expenses..............................        7,738          717      2,368          4,091
                                                       --------      -------   --------      ---------
  NET INVESTMENT INCOME (LOSS)....................       26,314        8,317     13,481         32,544
                                                       --------      -------   --------      ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      287,330       12,940     24,203          4,644
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................           --           --         --           (237)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....      305,028       73,456    201,649       (187,094)
  Translation of Foreign Currency Denominated
    Amounts.......................................           --           --         --            169
                                                       --------      -------   --------      ---------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      592,358       86,396    225,852       (182,518)
                                                       --------      -------   --------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $618,672      $94,713   $239,333      $(149,974)
                                                       ========      =======   ========      =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                    THE JAPANESE   THE PACIFIC RIM   THE UNITED    THE CONTINENTAL
                                                        SMALL           SMALL       KINGDOM SMALL       SMALL
                                                       COMPANY         COMPANY         COMPANY         COMPANY
                                                       SERIES          SERIES          SERIES          SERIES
                                                    -------------  ---------------  -------------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $469, $146, $329 and $862, respectively)......    $  2,657         $ 4,932          $ 3,158       $  6,180
  Interest........................................         246             121               79            178
  Income from Securities Lending..................         568             144                1            329
                                                      --------         -------          -------       --------
      Total Investment Income.....................       3,471           5,197            3,238          6,687
                                                      --------         -------          -------       --------
EXPENSES
  Investment Advisory Services....................         206             131              104            221
  Accounting & Transfer Agent Fees................         254             161              127            272
  Custodian Fees..................................          93              64               33            120
  Legal Fees......................................           1               1                1              2
  Audit Fees......................................           2               2                1              3
  Shareholders' Reports...........................           2               1                2              2
  Trustees' Fees and Expenses.....................           1               1                1              2
  Other...........................................          13               8                8             31
                                                      --------         -------          -------       --------
      Total Expenses..............................         572             369              277            653
                                                      --------         -------          -------       --------
  NET INVESTMENT INCOME (LOSS)....................       2,899           4,828            2,961          6,034
                                                      --------         -------          -------       --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (3,015)         (1,025)          (3,180)         1,115
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................         (95)            (40)              --           (119)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....     (28,336)           (102)          (4,191)       (18,461)
  Translation of Foreign Currency Denominated
    Amounts.......................................         (23)             (3)               1            114
                                                      --------         -------          -------       --------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................     (31,469)         (1,170)          (7,370)       (17,351)
                                                      --------         -------          -------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $(28,570)        $ 3,658          $(4,409)      $(11,317)
                                                      ========         =======          =======       ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

                                                                                                    THE DFA
                                                                    THE EMERGING    THE DFA        TWO-YEAR
                                                     THE EMERGING     MARKETS       ONE-YEAR        GLOBAL
                                                       MARKETS       SMALL CAP    FIXED INCOME   FIXED INCOME
                                                        SERIES         SERIES        SERIES         SERIES
                                                    --------------  ------------  ------------  ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $893, $90, $0 and $0, respectively)...........     $  6,946        $   854           --              --
  Interest........................................          446             43      $37,130        $ 24,769
                                                       --------        -------      -------        --------
      Total Investment Income.....................        7,392            897       37,130          24,769
                                                       --------        -------      -------        --------
EXPENSES
  Investment Advisory Services....................          308             64          373             265
  Accounting & Transfer Agent Fees................          371             40          194             448
  Custodian Fees..................................          693             93           64              28
  Legal Fees......................................            3              1            6               4
  Audit Fees......................................            4              1           10               7
  Shareholders' Reports...........................            4              1           10               8
  Trustees' Fees and Expenses.....................            3              1            8               6
  Other...........................................           21             --            9               3
                                                       --------        -------      -------        --------
      Total Expenses..............................        1,407            201          674             769
                                                       --------        -------      -------        --------
  NET INVESTMENT INCOME (LOSS)....................        5,985            696       36,456          24,000
                                                       --------        -------      -------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................      (18,827)        (1,523)         618           2,529
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................         (548)          (128)          --         (16,874)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency....      (14,797)        (2,193)       8,914          25,912
  Translation of Foreign Currency Denominated
    Amounts.......................................           47             --           --            (142)
                                                       --------        -------      -------        --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................      (34,125)        (3,844)       9,532          11,425
                                                       --------        -------      -------        --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................     $(28,140)       $(3,148)     $45,988        $ 35,425
                                                       ========        =======      =======        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                            THE U.S.         THE ENHANCED U.S.          THE U.S.              THE U.S.
                                         LARGE COMPANY         LARGE COMPANY        LARGE CAP VALUE        SMALL XM VALUE
                                             SERIES                SERIES                SERIES                SERIES
                                     ----------------------  ------------------  ----------------------  ------------------
                                        YEAR        YEAR       YEAR      YEAR       YEAR        YEAR       YEAR      YEAR
                                       ENDED       ENDED      ENDED     ENDED      ENDED       ENDED      ENDED     ENDED
                                      NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,
                                        2001        2000       2001      2000       2001        2000       2001      2000
                                     ----------  ----------  --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....  $   37,501  $   35,967  $ 3,742   $ 5,341   $   28,673  $   38,231  $ 11,366  $ 13,232
  Net Realized Gain (Loss) on
    Investment Securities Sold.....     (81,255)    (23,065)     356      (278)     (11,185)    167,552    99,371    56,003
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................          --          --   (3,640)    4,430           --          --        --        --
  Net Realized Gain (Loss) on
    Futures........................     (14,349)     (1,770) (30,647)    4,616           --          --        --        --
  Net Realized Gain (Loss) on Swap
    Contracts......................          --          --   (5,460)      (23)          --          --        --        --
Change in Unrealized Appreciation
  (Depreciation) of:
  Investment Securities and Foreign
    Currency.......................    (344,426)   (166,154)   4,847    (2,489)     165,772    (153,465)   73,180   (41,244)
  Futures..........................         915        (881)  17,037   (13,558)          --          --        --        --
  Swap Contracts...................          --          --    3,223    (1,760)          --          --        --        --
Translation of Foreign Currency
  Denominated Amounts..............          --          --      (61)     (724)          --          --        --        --
                                     ----------  ----------  -------   -------   ----------  ----------  --------  --------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations.......................    (401,614)   (155,903) (10,602)   (4,445)     183,260      52,318   183,917    27,991
                                     ----------  ----------  -------   -------   ----------  ----------  --------  --------
Distributions From:
  Net Investment Income............          --          --     (483)  (10,952)     (30,420)    (36,997)  (11,269)  (12,499)
  Net Realized Gains...............          --          --       --   (10,644)    (167,503)   (310,296)  (56,010)   (9,818)
  Return of Capital................          --          --   (3,072)       --           --          --        --        --
                                     ----------  ----------  -------   -------   ----------  ----------  --------  --------
    Total Distributions............          --          --   (3,555)  (21,596)    (197,923)   (347,293)  (67,279)  (22,317)
                                     ----------  ----------  -------   -------   ----------  ----------  --------  --------
Capital Share Transactions (1):
  Shares Issued....................          --          --   24,789    16,319      186,202     394,020    47,217   434,031
  Shares Issued in Lieu of Cash
    Distributions..................          --          --    3,538    21,596      191,512     344,153    67,279    22,317
  Shares Redeemed..................          --          --  (13,296)  (24,118)    (461,311)   (495,937) (239,312)  (20,990)
                                     ----------  ----------  -------   -------   ----------  ----------  --------  --------
Net Increase (Decrease) from
  Capital Share Transactions.......          --          --   15,031    13,797      (83,597)    242,236  (124,816)  435,358
                                     ----------  ----------  -------   -------   ----------  ----------  --------  --------
Transactions in Interest
  Contributions....................     552,671     798,812       --        --           --          --        --        --
  Withdrawals......................    (458,219)   (279,159)      --        --           --          --        --        --
                                     ----------  ----------  -------   -------   ----------  ----------  --------  --------
  Net Increase (Decrease) from
    Transactions in Interest.......      94,452     519,653       --        --           --          --        --        --
                                     ----------  ----------  -------   -------   ----------  ----------  --------  --------
    Total Increase (Decrease)......    (307,162)    363,750      874   (12,244)     (98,260)    (52,739)   (8,178)  441,032
NET ASSETS
  Beginning of Period..............   3,138,812   2,775,062   89,927   102,171    1,735,343   1,788,082   801,368   360,336
                                     ----------  ----------  -------   -------   ----------  ----------  --------  --------
  End of Period....................  $2,831,650  $3,138,812  $90,801   $89,927   $1,637,083  $1,735,343  $793,190  $801,368
                                     ==========  ==========  =======   =======   ==========  ==========  ========  ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...................         N/A         N/A    2,810     1,399       12,674      26,884     4,830    49,424
   Shares Issued in Lieu of Cash
     Distributions.................                              389     1,921       13,967      24,149     7,634     2,520
   Shares Redeemed.................                           (1,464)   (2,102)     (31,216)    (33,556)  (24,334)   (2,301)
                                                             -------   -------   ----------  ----------  --------  --------
                                                               1,735     1,218       (4,575)     17,477   (11,870)   49,643
                                                             =======   =======   ==========  ==========  ========  ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                            THE U.S.               THE U.S.               THE U.S.                THE DFA
                                        SMALL CAP VALUE           SMALL CAP              MICRO CAP          INTERNATIONAL VALUE
                                             SERIES                 SERIES                 SERIES                  SERIES
                                     ----------------------  --------------------  ----------------------  ----------------------
                                        YEAR        YEAR       YEAR       YEAR        YEAR        YEAR        YEAR        YEAR
                                       ENDED       ENDED       ENDED      ENDED      ENDED       ENDED       ENDED       ENDED
                                      NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                        2001        2000       2001       2000        2001        2000        2001        2000
                                     ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....  $   26,314  $   26,747  $   8,317  $   7,201  $   13,481  $   12,349  $   32,544  $   34,464
  Net Realized Gain (Loss) on
    Investment Securities Sold.....     287,330     503,483     12,940    120,566      24,203     297,955       4,644      51,632
  Net Realized Gain (Loss) on
    Foreign Currency Transactions..          --          --         --         --          --          --        (237)     (1,064)
Change in Unrealized Appreciation
  (Depreciation) of Investment
  Securities and Foreign Currency..     305,028    (330,548)    73,456   (120,728)    201,649    (230,468)   (187,094)    (89,106)
Translation of Foreign Currency
  Denominated Amounts..............          --          --         --         --          --          --         169         (57)
                                     ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations.......................     618,672     199,682     94,713      7,039     239,333      79,836    (149,974)     (4,131)
                                     ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income............     (25,994)    (26,344)    (8,455)    (6,602)    (12,681)    (12,183)    (33,105)    (33,278)
  Net Realized Gains...............    (503,344)   (258,821)  (119,590)   (58,823)   (298,103)   (250,174)    (53,326)   (100,340)
                                     ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Total Distributions............    (529,338)   (285,165)  (128,045)   (65,425)   (310,784)   (262,357)    (86,431)   (133,618)
                                     ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued....................     308,952     203,769    248,398    408,007     135,196     196,406     176,620     390,621
  Shares Issued in Lieu of Cash
    Distributions..................     526,312     280,411    127,076     64,585     304,227     257,526      86,431     133,618
  Shares Redeemed..................    (595,795)   (380,129)  (119,211)  (232,141)   (205,584)   (150,708)   (372,027)   (493,386)
                                     ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
  Net Increase (Decrease) from
    Capital Share Transactions.....     239,469     104,051    256,263    240,451     233,839     303,224    (108,976)     30,853
                                     ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
    Total Increase (Decrease)......     328,803      18,568    222,931    182,065     162,388     120,703    (345,381)   (106,896)
NET ASSETS
  Beginning of Period..............   2,711,041   2,692,473    768,151    586,086   1,443,726   1,323,023   1,553,481   1,660,377
                                     ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
  End of Period....................  $3,039,844  $2,711,041  $ 991,082  $ 768,151  $1,606,114  $1,443,726  $1,208,100  $1,553,481
                                     ==========  ==========  =========  =========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued....................      19,155      11,825     22,411     31,035      19,088      21,067      15,819      31,537
  Shares Issued in Lieu of Cash
    Distributions..................      37,782      17,987     12,464      5,630      46,953      31,670       7,470      10,630
  Shares Redeemed..................     (37,825)    (22,089)   (11,227)   (18,695)    (28,105)    (14,970)    (32,904)    (39,481)
                                     ----------  ----------  ---------  ---------  ----------  ----------  ----------  ----------
                                         19,112       7,723     23,648     17,970      37,936      37,767      (9,615)      2,686
                                     ==========  ==========  =========  =========  ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                        THE JAPANESE      THE PACIFIC RIM    THE UNITED KINGDOM   THE CONTINENTAL
                                       SMALL COMPANY       SMALL COMPANY       SMALL COMPANY       SMALL COMPANY
                                           SERIES              SERIES              SERIES              SERIES
                                     ------------------  ------------------  ------------------  ------------------
                                       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                                      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                                     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                       2001      2000      2001      2000      2001      2000      2001      2000
                                     --------  --------  --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....  $  2,899  $  2,702  $  4,828  $  6,633  $ 2,961   $ 3,853   $  6,034  $  5,936
  Net Realized Gain (Loss) on
    Investment Securities Sold.....    (3,015)       75    (1,025)   14,211   (3,180)    4,590      1,115    13,048
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................       (95)      (23)      (40)      (73)      --      (116)      (119)       71
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign
    Currency.......................   (28,336)  (21,858)     (102)  (44,272)  (4,191)  (14,675)   (18,461)  (11,756)
  Translation of Foreign Currency
    Denominated Amounts............       (23)      (41)       (3)        3        1         3        114       (81)
                                     --------  --------  --------  --------  --------  --------  --------  --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations.....................   (28,570)  (19,145)    3,658   (23,498)  (4,409)   (6,345)   (11,317)    7,218
                                     --------  --------  --------  --------  --------  --------  --------  --------
Transactions in Interest:
  Contributions....................    46,524    51,610    15,731     4,600    7,668    10,117     20,115    27,028
  Withdrawals......................   (17,885)  (39,023)  (20,723)  (32,973) (16,324)  (26,093)   (25,185)  (59,890)
                                     --------  --------  --------  --------  --------  --------  --------  --------
  Net Increase (Decrease) from
    Transactions in Interest.......    28,639    12,587    (4,992)  (28,373)  (8,656)  (15,976)    (5,070)  (32,862)
                                     --------  --------  --------  --------  --------  --------  --------  --------
    Total Increase (Decrease)......        69    (6,558)   (1,334)  (51,871) (13,065)  (22,321)   (16,387)  (25,644)
NET ASSETS
  Beginning of Period..............   196,118   202,676   131,888   183,759  109,806   132,127    226,724   252,368
                                     --------  --------  --------  --------  --------  --------  --------  --------
  End of Period....................  $196,187  $196,118  $130,554  $131,888  $96,741   $109,806  $210,337  $226,724
                                     ========  ========  ========  ========  ========  ========  ========  ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                        THE EMERGING        THE EMERGING      THE DFA ONE-YEAR     THE DFA TWO-YEAR
                                          MARKETS        MARKETS SMALL CAP      FIXED INCOME     GLOBAL FIXED INCOME
                                           SERIES              SERIES              SERIES               SERIES
                                     ------------------  ------------------  ------------------  --------------------
                                       YEAR      YEAR      YEAR      YEAR      YEAR      YEAR      YEAR       YEAR
                                      ENDED     ENDED     ENDED     ENDED     ENDED     ENDED      ENDED      ENDED
                                     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,   NOV. 30,
                                       2001      2000      2001      2000      2001      2000      2001       2000
                                     --------  --------  --------  --------  --------  --------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....  $  5,985  $  4,793  $    696  $    711  $ 36,456  $ 49,417  $ 24,000   $ 26,093
  Net Realized Gain (Loss) on
    Investment Securities Sold.....   (18,827)   19,808    (1,523)    3,648       618      (496)    2,529     (2,551)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................      (548)     (238)     (128)      (77)       --        --   (16,874)    17,150
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities and Foreign
    Currency.......................   (14,797) (108,190)   (2,193)  (14,594)    8,914     3,471    25,912     (4,498)
  Translation of Foreign Currency
    Denominated Amounts............        47       (59)       --        (1)       --        --      (142)    (4,492)
                                     --------  --------  --------  --------  --------  --------  --------   --------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations.....................   (28,140)  (83,886)   (3,148)  (10,313)   45,988    52,392    35,425     31,702
                                     --------  --------  --------  --------  --------  --------  --------   --------
Distributions From:
  Net Investment Income............        --        --        --        --   (38,778)  (48,938)   (7,709)   (52,345)
  Net Realized Gains...............        --        --        --        --        --        --        --         --
  Return of Capital................        --        --        --        --        --        --    (9,058)        --
                                     --------  --------  --------  --------  --------  --------  --------   --------
    Total Distributions............        --        --        --        --   (38,778)  (48,938)  (16,767)   (52,345)
                                     --------  --------  --------  --------  --------  --------  --------   --------
Capital Share Transactions (1):
  Shares Issued....................        --        --        --        --   143,111   180,164   152,582     72,248
  Shares Issued in Lieu of Cash
    Distributions..................        --        --        --        --    35,863    45,312    16,708     52,345
  Shares Redeemed..................        --        --        --        --  (288,033) (208,972) (110,257)  (116,946)
                                     --------  --------  --------  --------  --------  --------  --------   --------
  Net Increase (Decrease) from
    Capital Share Transactions.....        --        --        --        --  (109,059)   16,504    59,033      7,647
                                     --------  --------  --------  --------  --------  --------  --------   --------
Transactions in Interest:
  Contributions....................    69,137    66,776    10,158     8,006        --        --        --         --
  Withdrawals......................   (30,003)  (30,339)   (4,895)   (4,969)       --        --        --         --
                                     --------  --------  --------  --------  --------  --------  --------   --------
  Net Increase (Decrease) from
    Transactions in Interest.......    39,134    36,437     5,263     3,037        --        --        --         --
                                     --------  --------  --------  --------  --------  --------  --------   --------
    Total Increase (Decrease)......    10,994   (47,449)    2,115    (7,276) (101,849)   19,958    77,691    (12,996)
NET ASSETS
  Beginning of Period..............   296,726   344,175    32,572    39,848   841,506   821,548   518,518    531,514
                                     --------  --------  --------  --------  --------  --------  --------   --------
  End of Period....................  $307,720  $296,726  $ 34,687  $ 32,572  $739,657  $841,506  $596,209   $518,518
                                     ========  ========  ========  ========  ========  ========  ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued....................       N/A       N/A       N/A       N/A    14,264    18,115    15,554      7,303
  Shares Issued in Lieu of Cash
    Distributions..................                                             3,592     4,567     1,716      5,349
  Shares Redeemed..................                                           (28,766)  (21,012)  (11,287)   (11,768)
                                                                             --------  --------  --------   --------
                                                                              (10,910)    1,670     5,983        884
                                                                             ========  ========  ========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        THE U.S. LARGE COMPANY SERIES
                                          ---------------------------------------------------------
                                             YEAR        YEAR        YEAR        YEAR       YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                           NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,
                                             2001        2000        1999        1998       1997
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....        N/A+        N/A+        N/A+        N/A+      N/A+
                                          ----------  ----------  ----------  ----------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........          --          --          --          --        --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........          --          --          --          --        --
                                          ----------  ----------  ----------  ----------  --------
    Total From Investment Operations....          --          --          --          --        --
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................          --          --          --          --        --
  Net Realized Gains....................          --          --          --          --        --
  Tax Return of Capital.................          --          --          --          --        --
                                          ----------  ----------  ----------  ----------  --------
    Total Distributions.................          --          --          --          --        --
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........        N/A+        N/A+        N/A+        N/A+      N/A+
===================================================================================================
Total Return............................        N/A+        N/A+        N/A+        N/A+      N/A+
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $2,831,650  $3,138,812  $2,775,062  $1,557,174  $822,493
Ratio of Expenses to Average Net
  Assets................................        0.05%       0.06%       0.06%       0.06%     0.07%
Ratio of Net Investment Income to
  Average Net Assets....................        1.26%       1.12%       1.27%       1.47%     1.75%
Portfolio Turnover Rate.................           8%          8%          4%          9%        4%
---------------------------------------------------------------------------------------------------

                                                     THE ENHANCED U.S. LARGE COMPANY SERIES
                                          -------------------------------------------------------------
                                            YEAR         YEAR         YEAR         YEAR         YEAR
                                            ENDED        ENDED        ENDED        ENDED        ENDED
                                          NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                            2001         2000         1999         1998         1997
----------------------------------------  -------------------------------------------------------------
Net Asset Value, Beginning of Period....   $  9.92      $ 13.03     $  12.95      $ 12.56      $ 11.76
                                           -------      -------     --------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.44         1.18         1.06         0.29         0.51
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........     (1.57)       (1.62)        1.34         2.13         2.25
                                           -------      -------     --------      -------      -------
    Total From Investment Operations....     (1.13)       (0.44)        2.40         2.42         2.76
----------------------------------------  -------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.06)       (1.30)       (1.02)       (0.45)       (0.54)
  Net Realized Gains....................        --        (1.37)       (1.30)       (1.58)       (1.42)
  Tax Return of Capital.................     (0.32)          --           --           --           --
                                           -------      -------     --------      -------      -------
    Total Distributions.................     (0.38)       (2.67)       (2.32)       (2.03)       (1.96)
----------------------------------------  -------------------------------------------------------------
Net Asset Value, End of Period..........   $  8.41      $  9.92     $  13.03      $ 12.95      $ 12.56
========================================  =============================================================
Total Return............................    (11.66)%      (4.64)%      20.55%       24.00%       27.63%
----------------------------------------
Net Assets, End of Period (thousands)...   $90,801      $89,927     $102,171      $61,522      $47,616
Ratio of Expenses to Average Net
  Assets................................      0.19%        0.19%        0.19%        0.21%        0.25%
Ratio of Net Investment Income to
  Average Net Assets....................      4.37%        5.26%        4.55%        4.42%        4.59%
Portfolio Turnover Rate.................       122%          71%          82%          87%         194%
----------------------------------------  -------------------------------------------------------------

       N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       THE U.S. LARGE CAP VALUE SERIES
                                          ----------------------------------------------------------
                                             YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                           NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                             2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $    14.71  $    17.79  $    18.79  $    18.09  $    15.52
                                          ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.25        0.33        0.34        0.31        0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        1.25        0.04        0.46        1.71        3.38
                                          ----------  ----------  ----------  ----------  ----------
    Total From Investment Operations....        1.50        0.37        0.80        2.02        3.70
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.27)      (0.32)      (0.34)      (0.32)      (0.31)
  Net Realized Gains....................       (1.50)      (3.13)      (1.46)      (1.00)      (0.82)
                                          ----------  ----------  ----------  ----------  ----------
    Total Distributions.................       (1.77)      (3.45)      (1.80)      (1.32)      (1.13)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    14.44  $    14.71  $    17.79  $    18.79  $    18.09
====================================================================================================
Total Return............................       10.97%       3.06%       4.64%      11.93%      25.31%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $1,637,083  $1,735,343  $1,788,082  $1,755,907  $1,489,996
Ratio of Expenses to Average Net
  Assets................................        0.15%       0.16%       0.16%       0.16%       0.18%
Ratio of Net Investment Income to
  Average Net Assets....................        1.66%       2.20%       1.80%       1.67%       1.96%
Portfolio Turnover Rate.................           6%         26%         43%         25%         18%
----------------------------------------------------------------------------------------------------

                                                THE U.S. SMALL XM VALUE SERIES
                                          ------------------------------------------
                                            YEAR       YEAR       YEAR      FEB. 6
                                            ENDED      ENDED      ENDED       TO
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       1999       1998
----------------------------------------  ------------------------------------------
Net Asset Value, Beginning of Period....  $   8.95   $   9.03   $   8.62   $  10.00
                                          --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.15       0.15       0.10       0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      1.88       0.15       0.45      (1.39)
                                          --------   --------   --------   --------
    Total From Investment Operations....      2.03       0.30       0.55      (1.32)
----------------------------------------  ------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.14)     (0.15)     (0.10)     (0.06)
  Net Realized Gains....................     (0.63)     (0.23)     (0.04)        --
                                          --------   --------   --------   --------
    Total Distributions.................     (0.77)     (0.38)     (0.14)     (0.06)
----------------------------------------  ------------------------------------------
Net Asset Value, End of Period..........  $  10.21   $   8.95   $   9.03   $   8.62
========================================  ==========================================
Total Return............................     24.10%      3.42%      6.39%    (13.26)%#
----------------------------------------  ------------------------------------------
Net Assets, End of Period (thousands)...  $793,190   $801,368   $360,336   $179,242
Ratio of Expenses to Average Net
  Assets................................      0.13%      0.13%      0.14%      0.17%*
Ratio of Net Investment Income to
  Average Net Assets....................      1.32%      2.03%      1.33%      1.95%*
Portfolio Turnover Rate.................         8%        26%        35%        10%*
----------------------------------------  ------------------------------------------

       *  Annualized
       #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        THE U.S. SMALL CAP VALUE SERIES
                                          ------------------------------------------------------------
                                             YEAR        YEAR        YEAR        YEAR          YEAR
                                            ENDED       ENDED       ENDED       ENDED         ENDED
                                           NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,      NOV. 30,
                                             2001        2000        1999        1998          1997
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $    16.47  $    17.16  $    17.26  $    21.10    $    16.58
                                          ----------  ----------  ----------  ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.15        0.16        0.14        0.14          0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        3.15        0.97        1.38       (1.92)         5.23
                                          ----------  ----------  ----------  ----------    ----------
    Total From Investment Operations....        3.30        1.13        1.52       (1.78)         5.38
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.15)      (0.16)      (0.14)      (0.16)        (0.12)
  Net Realized Gains....................       (3.08)      (1.66)      (1.48)      (1.90)        (0.74)
                                          ----------  ----------  ----------  ----------    ----------
    Total Distributions.................       (3.23)      (1.82)      (1.62)      (2.06)        (0.86)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $    16.54  $    16.47  $    17.16  $    17.26    $    21.10
======================================================================================================
Total Return............................       23.86%       7.29%       9.78%      (9.05)%       33.93%
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $3,039,844  $2,711,041  $2,692,473  $2,435,734    $2,224,268
Ratio of Expenses to Average Net
  Assets................................        0.25%       0.25%       0.26%       0.26%         0.28%
Ratio of Net Investment Income to
  Average Net Assets....................        0.86%       0.92%       0.83%       0.78%         0.86%
Portfolio Turnover Rate.................          13%         32%         29%         23%           25%
------------------------------------------------------------------------------------------------------

                                                            THE U.S. SMALL CAP SERIES
                                          -------------------------------------------------------------
                                            YEAR         YEAR         YEAR         YEAR         YEAR
                                            ENDED        ENDED        ENDED        ENDED        ENDED
                                          NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                            2001         2000         1999         1998         1997
----------------------------------------  -------------------------------------------------------------
Net Asset Value, Beginning of Period....  $  11.67     $  12.24     $  11.46     $  13.82     $  12.56
                                          --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........      0.10         0.11         0.10         0.10         0.11
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      1.24         0.65         1.83        (1.28)        2.81
                                          --------     --------     --------     --------     --------
    Total From Investment Operations....      1.34         0.76         1.93        (1.18)        2.92
----------------------------------------  -------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................     (0.10)       (0.11)       (0.11)       (0.10)       (0.10)
  Net Realized Gains....................     (1.83)       (1.22)       (1.04)       (1.08)       (1.56)
                                          --------     --------     --------     --------     --------
    Total Distributions.................     (1.93)       (1.33)       (1.15)       (1.18)       (1.66)
----------------------------------------  -------------------------------------------------------------
Net Asset Value, End of Period..........  $  11.08     $  11.67     $  12.24     $  11.46     $  13.82
========================================  =============================================================
Total Return............................     13.08%        6.48%       18.62%       (8.98)%      26.47%
----------------------------------------  -------------------------------------------------------------
Net Assets, End of Period (thousands)...  $991,082     $768,151     $586,086     $546,803     $432,833
Ratio of Expenses to Average Net
  Assets................................      0.08%        0.08%        0.09%        0.09%        0.11%
Ratio of Net Investment Income to
  Average Net Assets....................      0.94%        0.99%        0.89%        0.88%        0.96%
Portfolio Turnover Rate.................        13%          38%          29%          29%          30%
----------------------------------------  -------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    THE U.S. MICRO CAP SERIES
                                          ----------------------------------------------
                                             YEAR        YEAR        YEAR        YEAR
                                            ENDED       ENDED       ENDED       ENDED
                                           NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                             2001        2000        1999        1998
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $     8.19  $     9.55  $     8.86  $    10.00
                                          ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.07        0.07        0.07        0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        1.07        0.46        1.52       (1.14)
                                          ----------  ----------  ----------  ----------
    Total From Investment Operations....        1.14        0.53        1.59       (1.08)
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.06)      (0.07)      (0.07)      (0.06)
  Net Realized Gains....................       (1.77)      (1.82)      (0.83)         --
                                          ----------  ----------  ----------  ----------
    Total Distributions.................       (1.83)      (1.89)      (0.90)      (0.06)
----------------------------------------------------------------------------------------
Net Asset Value, End of Period..........  $     7.50  $     8.19  $     9.55  $     8.86
========================================================================================
Total Return............................       17.66%       5.82%      20.06%     (10.81)%
----------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $1,606,114  $1,443,726  $1,323,023  $1,339,624
Ratio of Expenses to Average Net
  Assets................................        0.15%       0.15%       0.16%       0.16%
Ratio of Net Investment Income to
  Average Net Assets....................        0.88%       0.76%       0.76%       0.63%
Portfolio Turnover Rate.................          14%         37%         23%         26%
----------------------------------------------------------------------------------------

                                                          THE DFA INTERNATIONAL VALUE SERIES
                                          ------------------------------------------------------------------
                                             YEAR          YEAR          YEAR          YEAR          YEAR
                                            ENDED         ENDED         ENDED         ENDED         ENDED
                                           NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                             2001          2000          1999          1998          1997
----------------------------------------  ------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $    12.07    $    13.18    $    11.95    $    10.90    $    11.79
                                          ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.27          0.27          0.28          0.22          0.24
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       (1.49)        (0.31)         1.29          1.13         (0.67)
                                          ----------    ----------    ----------    ----------    ----------
    Total From Investment Operations....       (1.22)        (0.04)         1.57          1.35         (0.43)
----------------------------------------  ------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.27)        (0.26)        (0.31)        (0.27)        (0.22)
  Net Realized Gains....................       (0.43)        (0.81)        (0.03)        (0.03)        (0.24)
                                          ----------    ----------    ----------    ----------    ----------
    Total Distributions.................       (0.70)        (1.07)        (0.34)        (0.30)        (0.46)
----------------------------------------  ------------------------------------------------------------------
Net Asset Value, End of Period..........  $    10.15    $    12.07    $    13.18    $    11.95    $    10.90
========================================  ==================================================================
Total Return............................      (10.75)%       (0.51)%       13.27%        12.50%        (3.84)%
----------------------------------------  ------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $1,208,100    $1,553,481    $1,660,377    $1,720,249    $1,582,086
Ratio of Expenses to Average Net
  Assets................................        0.29%         0.29%         0.29%         0.29%         0.32%
Ratio of Net Investment Income to
  Average Net Assets....................        2.32%         2.13%         2.17%         1.90%         2.09%
Portfolio Turnover Rate.................           6%            9%            6%           15%           23%
----------------------------------------  ------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                THE JAPANESE SMALL COMPANY SERIES                     THE PACIFIC RIM SMALL COMPANY SERIES
                      -----------------------------------------------------   -----------------------------------------------------
                        YEAR       YEAR       YEAR       YEAR       YEAR        YEAR       YEAR       YEAR       YEAR       YEAR
                        ENDED      ENDED      ENDED      ENDED      ENDED       ENDED      ENDED      ENDED      ENDED      ENDED
                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                        2001       2000       1999       1998       1997        2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period............      N/A+       N/A+       N/A+       N/A+       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
                      --------   --------   --------   --------   --------    --------   --------   --------   --------   --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...        --         --         --         --         --          --         --         --         --         --
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....        --         --         --         --         --          --         --         --         --         --
                      --------   --------   --------   --------   --------    --------   --------   --------   --------   --------
    Total From
      Investment
      Operations....        --         --         --         --         --          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........        --         --         --         --         --          --         --         --         --         --
  Net Realized
    Gains...........        --         --         --         --         --          --         --         --         --         --
                      --------   --------   --------   --------   --------    --------   --------   --------   --------   --------
    Total
    Distributions...        --         --         --         --         --          --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........      N/A+       N/A+       N/A+       N/A+       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
===================================================================================================================================
Total Return........      N/A+       N/A+       N/A+       N/A+       N/A+        N/A+       N/A+       N/A+       N/A+       N/A+
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......  $196,187   $196,118   $202,676   $190,004   $175,342    $130,554   $131,888   $183,759   $139,881   $147,795
Ratio of Expenses to
  Average Net
  Assets............      0.28%      0.27%      0.28%      0.28%      0.29%       0.28%      0.29%      0.48%      0.38%      0.40%
Ratio of Net
  Investment Income
  to Average Net
  Assets............      1.41%      1.38%      1.10%      1.29%      0.93%       3.69%      4.10%      2.95%      4.01%      2.45%
Portfolio Turnover
  Rate..............         9%         6%         6%         8%        13%         10%         7%        34%        26%        24%
-----------------------------------------------------------------------------------------------------------------------------------

       N/A+  Not applicable as The Japanese Small Company Series and The
             Pacific Rim Small Company Series are organized as
             Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             THE UNITED KINGDOM SMALL COMPANY SERIES                 THE CONTINENTAL SMALL COMPANY SERIES
                      -----------------------------------------------------  -----------------------------------------------------
                        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                        2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period............      N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+
                       -------   --------   --------   --------   --------   --------   --------   --------   --------   --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...        --         --         --         --         --         --         --         --         --         --
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....        --         --         --         --         --         --         --         --         --         --
                       -------   --------   --------   --------   --------   --------   --------   --------   --------   --------
    Total From
      Investment
      Operations....        --         --         --         --         --         --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........        --         --         --         --         --         --         --         --         --         --
  Net Realized
    Gains...........        --         --         --         --         --         --         --         --         --         --
                       -------   --------   --------   --------   --------   --------   --------   --------   --------   --------
    Total
    Distributions...        --         --         --         --         --         --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........      N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+
==================================================================================================================================
Total Return........      N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+       N/A+
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......   $96,741   $109,806   $132,127   $127,485   $171,851   $210,337   $226,724   $252,368   $304,402   $323,610
Ratio of Expenses to
  Average Net
  Assets............      0.27%      0.26%      0.26%      0.26%      0.25%      0.30%      0.28%      0.27%      0.27%      0.29%
Ratio of Net
  Investment Income
  to Average Net
  Assets............      2.86%      3.06%      3.55%      3.66%      2.86%      2.73%      2.36%      1.92%      1.76%      1.84%
Portfolio Turnover
  Rate..............        14%        11%         5%        11%         4%        12%         9%        11%         1%         3%
----------------------------------------------------------------------------------------------------------------------------------

       N/A+  Not applicable as The United Kingdom Small Company
             Series and The Continental Small Company Series are organized as Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       THE EMERGING MARKETS SERIES
                                          -----------------------------------------------------
                                            YEAR       YEAR       YEAR       YEAR       YEAR
                                            ENDED      ENDED      ENDED      ENDED      ENDED
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                            2001       2000       1999       1998       1997
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....      N/A+       N/A+       N/A+       N/A+       N/A+
                                          --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        --         --         --         --         --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        --         --         --         --         --
                                          --------   --------   --------   --------   --------
    Total From Investment Operations....        --         --         --         --         --
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................        --         --         --         --         --
  Net Realized Gains....................        --         --         --         --         --
                                          --------   --------   --------   --------   --------
    Total Distributions.................        --         --         --         --         --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........      N/A+       N/A+       N/A+       N/A+       N/A+
===============================================================================================
Total Return............................      N/A+       N/A+       N/A+       N/A+       N/A+
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $307,720   $296,726   $344,175   $231,632   $220,941
Ratio of Expenses to Average Net
  Assets................................      0.46%      0.46%      0.46%      0.53%      0.54%
Ratio of Net Investment Income to
  Average Net Assets....................      1.94%      1.33%      1.34%      1.66%      1.63%
Portfolio Turnover Rate.................         6%        12%        16%        10%         1%
-----------------------------------------------------------------------------------------------

                                                    THE EMERGING MARKETS SMALL CAP SERIES
                                          ---------------------------------------------------------
                                            YEAR       YEAR       YEAR       YEAR     DEC. 2, 1996
                                            ENDED      ENDED      ENDED      ENDED         TO
                                          NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,     NOV. 30,
                                            2001       2000       1999       1998         1997
----------------------------------------  ---------------------------------------------------------
Net Asset Value, Beginning of Period....      N/A+       N/A+       N/A+       N/A+         N/A+
                                           -------    -------    -------    -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        --         --         --         --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        --         --         --         --           --
                                           -------    -------    -------    -------      -------
    Total From Investment Operations....        --         --         --         --           --
----------------------------------------  ---------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................        --         --         --         --           --
  Net Realized Gains....................        --         --         --         --           --
                                           -------    -------    -------    -------      -------
    Total Distributions.................        --         --         --         --           --
----------------------------------------  ---------------------------------------------------------
Net Asset Value, End of Period..........      N/A+       N/A+       N/A+       N/A+         N/A+
========================================  =========================================================
Total Return............................      N/A+       N/A+       N/A+       N/A+         N/A+
----------------------------------------  ---------------------------------------------------------
Net Assets, End of Period (thousands)...   $34,687    $32,572    $39,848    $21,399      $19,449
Ratio of Expenses to Average Net
  Assets................................      0.63%      0.66%      0.68%      0.88%        0.90%*
Ratio of Net Investment Income to
  Average Net Assets....................      2.17%      1.69%      1.82%      2.32%        1.90%*
Portfolio Turnover Rate.................        14%        20%        24%        13%           3%*
----------------------------------------  ---------------------------------------------------------

N/A+         Not applicable as The Emerging Markets Series and The
             Emerging Markets Small Cap Series are organized as a partnerships.
*            Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              THE DFA ONE-YEAR FIXED INCOME SERIES                THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                      -----------------------------------------------------  -----------------------------------------------------
                        YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                        ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                      NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                        2001       2000       1999       1998       1997       2001       2000       1999       1998       1997
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  Beginning of
  Period............  $  10.01   $   9.97   $  10.02   $  10.01   $  10.03   $   9.70   $  10.11   $  10.21   $  10.22   $  10.34
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
INCOME FROM
  INVESTMENT
  OPERATIONS
  Net Investment
    Income (Loss)...      0.49       0.60       0.52       0.56       0.59       0.44       0.84       0.45       0.44       0.48
  Net Gains (Losses)
    on Securities
    (Realized and
    Unrealized).....      0.13       0.04      (0.05)      0.02      (0.02)      0.22      (0.23)      0.03       0.19       0.12
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
    Total From
      Investment
      Operations....      0.62       0.64       0.47       0.58       0.57       0.66       0.61       0.48       0.63       0.60
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income..........     (0.52)     (0.60)     (0.52)     (0.57)     (0.59)     (0.14)     (1.02)     (0.57)     (0.62)     (0.71)
  Net Realized
    Gains...........        --         --         --         --         --         --         --      (0.01)     (0.02)     (0.01)
  Tax Return of
    Capital.........        --         --         --         --         --      (0.19)        --         --         --         --
                      --------   --------   --------   --------   --------   --------   --------   --------   --------   --------
    Total
    Distributions...     (0.52)     (0.60)     (0.52)     (0.57)     (0.59)     (0.33)     (1.02)     (0.58)     (0.64)     (0.72)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End
  of Period.........  $  10.11   $  10.01   $   9.97   $  10.02   $  10.01   $  10.03   $   9.70   $  10.11   $  10.21   $  10.22
==================================================================================================================================
Total Return........      6.33%      6.63%      4.83%      5.92%      5.83%      6.91%      6.30%      4.84%      6.48%      5.96%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period
  (thousands).......  $739,657   $841,506   $821,548   $869,993   $782,236   $596,209   $518,518   $531,514   $440,842   $418,907
Ratio of Expenses to
  Average Net
  Assets............      0.09%      0.09%      0.09%      0.09%      0.10%      0.15%      0.15%      0.15%      0.16%      0.18%
Ratio of Net
  Investment Income
  to Average Net
  Assets............      4.89%      6.07%      5.19%      5.61%      5.85%      4.54%      5.03%      4.45%      4.28%      4.64%
Portfolio Turnover
  Rate..............        55%        35%        58%        24%        83%       113%        73%        78%       113%       119%
----------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2001, the Trust consisted of twenty-five investment portfolios, of which sixteen are included in this report, (collectively, the "Series") (five are presented in separate reports, and four have not yet commenced operations):

    Effective April 1, 2001 several of the Portfolios changed their names. The U.S. 4-10 Value Series is now known as the U.S. Small XM Value Series; the U.S. 6-10 Value Series is now the U.S. Small Cap Value Series; the U.S. 6-10 Small Company Series is now the U.S. Small Cap Series and the U.S. 9-10 Small Company Series is now the U.S. Micro Cap Series.

The U.S. Large Company Series                The DFA International Value Series
The Enhanced U.S. Large Company Series       The Japanese Small Company Series
The U.S. Large Cap Value Series              The Pacific Rim Small Company Series
The U.S. Small XM Value Series               The United Kingdom Small Company Series
The U.S. Small Cap Value Series              The Continental Small Company Series
The U.S. Small Cap Series                    The Emerging Markets Series
The U.S. Micro Cap Series                    The Emerging Markets Small Cap Series
  (the "Domestic Equity Portfolios")         (the "International Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

    The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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
C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor")provides investment advisory services to the Trust. For the year ended November 30, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Company Series...............................  .025 of 1%
The Enhanced U.S. Large Company Series......................  .05 of 1%
The U.S. Large Cap Value Series.............................  .10 of 1%
The U.S. Small XM Value Series..............................  .10 of 1%
The U.S. Small Cap Value Series.............................  .20 of 1%
The U.S. Small Cap Series...................................  .03 of 1%
The U.S. Micro Cap Series...................................  .10 of 1%
The DFA International Value Series..........................  .20 of 1%
The Japanese Small Company Series...........................  .10 of 1%
The Pacific Rim Small Company Series........................  .10 of 1%
The United Kingdom Small Company Series.....................  .10 of 1%
The Continental Small Company Series........................  .10 of 1%
The Emerging Markets Series.................................  .10 of 1%
The Emerging Markets Small Cap Series.......................  .20 of 1%
The DFA One-Year Fixed Income Series........................  .05 of 1%
The DFA Two-Year Global Fixed Income Series.................  .05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Series made the following purchases and sales of investment securities, other than U.S. Government Securities (amounts in thousands):

                                                                OTHER INVESTMENT
                                                                   SECURITIES
                                                              ---------------------
                                                              PURCHASES     SALES
                                                              ---------   ---------
The U.S. Large Company Series...............................  $357,208    $244,724
The Enhanced U.S. Large Company Series......................    79,227      59,138
The U.S. Large Cap Value Series.............................   101,404     366,106
The U.S. Small XM Value Series..............................    66,810     254,749
The U.S. Small Cap Value Series.............................   388,265     701,241
The U.S. Small Cap Series...................................   241,354     110,936
The U.S. Micro Cap Series...................................   210,376     268,397
The DFA International Value Series..........................    75,913     202,800
The Japanese Small Company Series...........................    48,819      18,210
The Pacific Rim Small Company Series........................    16,260      12,816
The United Kingdom Small Company Series.....................    13,974      20,569
The Continental Small Company Series........................    28,584      26,560
The Emerging Markets Series.................................    64,946      18,022
The Emerging Markets Small Cap Series.......................    11,162       4,355
The DFA One-Year Fixed Income Series........................   496,327     199,338
The DFA Two-Year Global Fixed Income Series.................   699,539     388,058

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
E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of futures, swap contracts, investment securities and foreign currencies for each Series were as follows (amounts in thousands):

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ---------
The U.S. Large Company Series..............................      $702,656           $(330,026)     $372,630
The Enhanced U.S. Large Company Series.....................         7,735              (7,056)          679
The U.S. Large Cap Value Series............................       291,390            (210,092)       81,298
The U.S. Small XM Value Series.............................       157,448            (155,327)        2,121
The U.S. Small Cap Value Series............................       784,524            (786,794)       (2,270)
The U.S. Small Cap Series..................................       227,267            (262,624)      (35,357)
The U.S. Micro Cap Series..................................       555,064            (526,689)       28,375
The DFA International Value Series.........................       206,635            (257,608)      (50,973)
The Japanese Small Company Series..........................         6,371            (228,692)     (222,321)
The Pacific Rim Small Company Series.......................        17,100             (94,369)      (77,269)
The United Kingdom Small Company Series....................        31,637             (26,071)        5,566
The Continental Small Company Series.......................        51,170             (48,235)        2,935
The Emerging Markets Series................................        54,444            (127,643)      (73,199)
The Emerging Markets Small Cap Series......................         4,591             (20,891)      (16,300)
The DFA One-Year Fixed Income Series.......................         8,217                 (38)        8,179
The DFA Two-Year Global Fixed Income Series................         8,191              (1,002)        7,189

    At November 30, 2001 the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                             EXPIRES ON NOVEMBER 30,
                                          ------------------------------
                                            2008       2009      TOTAL
                                          --------   --------   --------
The Enhanced U.S. Large Company
 Series.................................   $9,278    $18,714    $27,992
The U.S. Large Cap Value Series.........       --     11,185     11,185
The DFA One-Year Fixed Income Series....      234        377        611
The Two-Year Global Fixed Income
 Series.................................      206         --        206

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

F. COMPONENTS OF NET ASSETS:

    At November 30, 2001 net assets consisted of (amounts in thousands):

                                                                            UNREALIZED
                                                                           APPRECIATION
                                                                         (DEPRECIATION) OF
                                                            ACCUMULATED    FUTURES, SWAP
                                                            NET REALIZED    CONTRACTS,     UNREALIZED
                                 ACCUMULATED   ACCUMULATED    FOREIGN       INVESTMENT     NET FOREIGN             NUMBER OF
                      PAID-IN   NET INVESTMENT NET REALIZED   EXCHANGE    SECURITIES AND    EXCHANGE   TOTAL NET    SHARES
                      CAPITAL   INCOME (LOSS)  GAIN (LOSS)  GAIN (LOSS)  FOREIGN CURRENCY  GAIN (LOSS)   ASSETS   AUTHORIZED
                     ---------- -------------- ------------ ------------ ----------------- ----------- ---------- -----------
The Enhanced U.S.
 Large Company
 Series............. $  117,146     $ 3,698      $(34,020)    $ (3,640)       $  4,387       $3,230    $   90,801  Unlimited
The U.S. Large Cap
 Value Series.......  1,566,273         697       (11,355)          --          81,468           --     1,637,083  Unlimited
The U.S. Small XM
 Value Series.......    690,470       1,248        99,146           --           2,326           --       793,190  Unlimited
The U.S. Small Cap
 Value Series.......  2,752,218       2,539       287,201           --          (2,114)          --     3,039,844  Unlimited
The U.S. Small Cap
 Series.............  1,013,216         682        10,420           --         (33,236)          --       991,082  Unlimited
The U.S. Micro Cap
 Series.............  1,549,262       1,450        24,017           --          31,385           --     1,606,114  Unlimited
The DFA
 International Value
 Series.............  1,255,309       1,292         1,138         (237)        (49,286)        (116)    1,208,100  Unlimited
The DFA One-Year
 Fixed Income
 Series.............    730,119       1,970          (611)          --           8,179           --       739,657  Unlimited
The DFA Two-Year
 Global Fixed Income
 Series.............    589,178      17,254          (206)     (16,874)          7,189         (332)      596,209  Unlimited

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
G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2001, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange gain
(loss) is reflected in the accompanying financial statements:

THE ENHANCED U.S. LARGE COMPANY SERIES
                                                                                               UNREALIZED
                                                                                 VALUE AT        FOREIGN
     EXPIRATION                                                   CONTRACT     NOVEMBER 30,     EXCHANGE
        DATE                        CURRENCY SOLD                  AMOUNT          2001        GAIN (LOSS)
---------------------   --------------------------------------  ------------   -------------   -----------
     12/17/2001             5,318,614   European Currency Unit  $ 2,760,121     $ 2,763,419     $  (3,298)
     12/28/2001            10,559,913   Canadian Dollar           6,668,982       6,719,126       (50,144)
                                                                -----------     -----------     ---------
                                                                $ 9,429,103     $ 9,482,545     $ (53,442)
                                                                ===========     ===========     =========

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                                                                               UNREALIZED
                                                                                 VALUE AT        FOREIGN
     EXPIRATION                                                   CONTRACT     NOVEMBER 30,     EXCHANGE
        DATE                        CURRENCY SOLD                  AMOUNT          2001        GAIN (LOSS)
---------------------   --------------------------------------  ------------   -------------   -----------
12/17/2001...........      74,064,378   Australian Dollar       $38,436,078     $38,481,998     $ (45,920)
12/28/2001...........      60,116,558   Canadian Dollar          37,965,867      38,251,332      (285,465)
                                                                -----------     -----------     ---------
                                                                $76,401,945     $76,733,330     $(331,385)
                                                                ===========     ===========     =========

    Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    4. FUTURES CONTRACTS: During the year ended November 30, 2001, The U.S. Large Company Series (LARGE COMPANY) and The Enhanced U.S. Large Company Series (ENHANCED) entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At November 30, 2001, Large Company had outstanding 130 long futures contracts on the S&P 500 Index, all of which expire on December 21, 2001. The value of such contracts on November 30, 2001 was $37,050,000, which resulted in an unrealized gain of $33,618.

    At November 30, 2001, Enhanced had outstanding 238 long futures contracts on the S&P 500 Index, all of which expire on December 21, 2001. The value of such contracts on November 30, 2001 was $67,830,000, which resulted in an unrealized loss of $6,028,988.

    Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

    5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

    At November 30, 2001, Enhanced had an outstanding equity index swap with Morgan Stanley dated October 15, 2001 (which represents approximately 25.2% of the net assets of Enhanced), terminating on April 15, 2002. The notional value of the swap was $21,939,233, and Enhanced had recorded net unrealized appreciation of $964,894, owed to Enhanced as of November 30, 2001. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.25% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

    Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of the Series.

H. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate approved at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. For the year ended November 30, 2001 borrowings under the line were as follows:

                                            WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                             AVERAGE     AVERAGE LOAN     DAYS      EXPENSE   BORROWED DURING
                                          INTEREST RATE    BALANCE     OUTSTANDING  INCURRED    THE PERIOD
                                          -------------  ------------  -----------  --------  ---------------
The U.S. Large Company Series...........      3.97%      $ 8,513,500       14       $12,851     $27,081,000
The U.S. Large Cap Value Series.........      6.37%        5,953,510       51        55,021      26,555,000
The U.S. Small XM Value Series..........      3.34%        6,949,617       12         7,746      19,853,000
The U.S. Small Cap Value Series.........      6.92%        9,490,600        5         9,123      18,059,000
The U.S. Small Cap Series...............      3.82%        1,609,818       11         1,879       4,096,000
The U.S. Micro Cap Series...............      7.25%       11,971,333       12        28,934      42,940,000
The DFA International Value Series......      5.92%        4,630,000       10         7,621      11,800,000

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. In addition, the line of credit provides the International Equity Portfolios (excluding the Emerging Markets Series and the Emerging Markets Small Cap Series) and the DFA Two-Year Global Fixed Income Series an additional aggregate $100 million borrowing capacity under the same terms and conditions. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with JPMorganChase, UBS Warburg and Fuji Securities which were in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at November 30, 2001, was as follows:

                                                                                        VALUE OF
                                                      VALUE OF         VALUE OF       COLLATERAL ON
                                                    SECURITIES ON   COLLATERAL AND     REPURCHASE
DOMESTIC EQUITY PORTFOLIOS                              LOAN        INDEMNIFICATION    AGREEMENTS
--------------------------                          -------------   ---------------   -------------
The U.S. Large Company Series.....................  $100,417,592     $105,564,675     $107,734,138
The U.S. Large Cap Value Series...................    78,051,432       83,790,479       85,512,460
The U.S. Small XM Value Series....................    15,282,348       26,572,760       27,118,858
The U.S. Small Cap Value Series...................    63,303,930      121,368,657      123,862,908
The U.S. Small Cap Series.........................    44,550,199       61,692,918       62,960,771
The U.S. Micro Cap Series.........................    63,536,426      100,165,321      102,223,822

INTERNATIONAL EQUITY PORTFOLIOS
--------------------------------------------------
The DFA International Value Series................    71,540,110       75,536,165       79,883,410
The Japanese Small Company Series.................    25,553,652       27,624,890       28,401,202
The Pacific Rim Small Company Series..............    10,535,851       12,733,510       13,192,468
The United Kingdom Small Company Series...........       115,097          135,500          138,280
The Continental Small Company Series..............    11,780,301       12,478,522       13,320,615

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series (previously The U.S. 4-10 Value Series), The U.S. Small Cap Value Series (previously The U.S. 6-10 Value Series), The U.S. Small Cap Series (previously The U.S. 6-10 Small Company Series), The U.S. Micro Cap Series (previously The U.S. 9-10 Small Company Series), The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income
Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002